UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   File No. 811-09301

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017
(Address of principal executive offices) (Zip code)

Stewart P. Greene, Esq.
c/o TIAA-CREF
730 Third Avenue,
New York, New York 10017-3206
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-490-9000

Date of fiscal year end: September 30

Date of reporting period: June 30, 2007

Item 1. Schedule of Investments.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth Equity Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
GROWTH EQUITY FUND
STATEMENT OF INVESTMENTS (unaudited)
June 30, 2007

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.65%

AMUSEMENT AND RECREATION SERVICES - 1.58%
121,208	*	Activision, Inc	$2,262,953
4,900		Nintendo Co Ltd	1,787,733
		TOTAL AMUSEMENT AND RECREATION SERVICES	4,050,686

APPAREL AND OTHER TEXTILE PRODUCTS - 0.82%
21,569		Polo Ralph Lauren Corp	2,116,135
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	2,116,135

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.31%
109,461		Lowe's Cos, Inc	3,359,358
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	3,359,358

BUSINESS SERVICES - 13.24%
119,767	*	Adobe Systems, Inc	4,808,645
91,947	*	eBay, Inc	2,958,854
57,799	*	Electronic Arts, Inc	2,735,049
15,970	*	Google, Inc (Class A)	8,358,379
67,836	*	Juniper Networks, Inc	1,707,432
2,081	e*	Limelight Networks, Inc	41,162
132,922		Microsoft Corp	3,917,211
69,699		Omnicom Group, Inc	3,688,471
131,303	*	Oracle Corp	2,587,982
118,171	*	Yahoo!, Inc	3,205,979
		TOTAL BUSINESS SERVICES	34,009,164

CHEMICALS AND ALLIED PRODUCTS - 14.93%
101,227		Abbott Laboratories	5,420,706
74,721		Colgate-Palmolive Co	4,845,657
33,347	*	Genentech, Inc	2,523,034
123,352	*	Gilead Sciences, Inc	4,782,357
36,243	*	Keryx Biopharmaceuticals, Inc	354,094
102,433		Merck & Co, Inc	5,101,163
74,420		Monsanto Co	5,026,327
162,372		Schering-Plough Corp	4,942,604
15,042		Shire plc (ADR)	1,115,063
102,179		Teva Pharmaceutical Industries Ltd (ADR)	4,214,884
		TOTAL CHEMICALS AND ALLIED PRODUCTS	38,325,889

COMMUNICATIONS - 2.60%
49,100		AT&T, Inc	2,037,650
46,175		America Movil S.A. de C.V. (Series L) (ADR)	2,859,618
62,958	*	Comcast Corp (Class A)	1,770,379
		TOTAL COMMUNICATIONS	6,667,647

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE
DEPOSITORY INSTITUTIONS - 0.67%
48,876		Wells Fargo & Co	$1,718,969
		TOTAL DEPOSITORY INSTITUTIONS	1,718,969

ELECTRIC, GAS, AND SANITARY SERVICES - 0.83%
68,048	e	Fortum Oyj	2,126,329
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	2,126,329

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 16.17%
57,623	*	Apple Computer, Inc	7,032,311
295,044	*	Cisco Systems, Inc	8,216,975
78,215		Cooper Industries Ltd (Class A)	4,465,294
131,585		Intel Corp	3,126,460
27,148	*	MEMC Electronic Materials, Inc	1,659,286
71,827		Maxim Integrated Products, Inc	2,399,740
39,474	e	National Semiconductor Corp	1,115,930
48,009	*	Network Appliance, Inc	1,401,863
60,038	*	Nvidia Corp	2,480,170
65,528	*	Polycom, Inc	2,201,741
152,525		Qualcomm, Inc	6,618,060
21,179		Texas Instruments, Inc	796,966
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	41,514,796

ENGINEERING AND MANAGEMENT SERVICES - 2.74%
65,529	*	Celgene Corp	3,756,777
17,500		Fluor Corp	1,948,975
15,989	*	McDermott International, Inc	1,329,006
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	7,034,758

FOOD AND KINDRED PRODUCTS - 2.61%
103,396		PepsiCo, Inc	6,705,231
		TOTAL FOOD AND KINDRED PRODUCTS	6,705,231

FURNITURE AND HOME FURNISHINGS STORES - 0.97%
63,785	*	GameStop Corp (Class A)	2,493,993
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	2,493,993

GENERAL MERCHANDISE STORES - 1.89%
76,241		Target Corp	4,848,928
		TOTAL GENERAL MERCHANDISE STORES	4,848,928

HEALTH SERVICES - 0.77%
25,500	*	Medco Health Solutions, Inc	1,988,745
		TOTAL HEALTH SERVICES	1,988,745

HOLDING AND OTHER INVESTMENT OFFICES - 0.15%
13,036	*	Blackstone Group LP/The	381,564
385	e	Hugoton Royalty Trust	9,713
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	391,277

HOTELS AND OTHER LODGING PLACES - 2.23%
109,732		Hilton Hotels Corp	3,672,730
30,573		Starwood Hotels & Resorts Worldwide, Inc	2,050,531
		TOTAL HOTELS AND OTHER LODGING PLACES	5,723,261

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE
INDUSTRIAL MACHINERY AND EQUIPMENT - 6.14%
18,032		Alstom	$3,006,885
16,810		Caterpillar, Inc	1,316,223
39,967	*	Dell, Inc	1,141,058
123,079		Hewlett-Packard Co	5,491,785
75,119		International Game Technology	2,982,224
22,813		Manitowoc Co, Inc	1,833,709
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	15,771,884

INSTRUMENTS AND RELATED PRODUCTS - 4.64%
14,752		Alcon, Inc	1,990,192
116,729		Emerson Electric Co	5,462,917
22,769	*	Hologic, Inc	1,259,353
37,774	*	Zimmer Holdings, Inc	3,206,635
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	11,919,097

INSURANCE CARRIERS - 0.80%
41,717		Aetna, Inc	2,060,820
		TOTAL INSURANCE CARRIERS	2,060,820

LEATHER AND LEATHER PRODUCTS - 1.26%
68,258	*	Coach, Inc	3,234,747
		TOTAL LEATHER AND LEATHER PRODUCTS	3,234,747

MISCELLANEOUS RETAIL - 1.69%
119,162		CVS Corp	4,343,455
		TOTAL MISCELLANEOUS RETAIL	4,343,455

NONDEPOSITORY INSTITUTIONS - 2.07%
86,982		American Express Co	5,321,559
		TOTAL NONDEPOSITORY INSTITUTIONS	5,321,559

OIL AND GAS EXTRACTION - 4.22%
16,144	*	National Oilwell Varco, Inc	1,682,850
53,822		Schlumberger Ltd	4,571,641
76,092		XTO Energy, Inc	4,573,129
		TOTAL OIL AND GAS EXTRACTION	10,827,620

PAPER AND ALLIED PRODUCTS - 1.25%
54,565		Anglo American plc	3,203,609
		TOTAL PAPER AND ALLIED PRODUCTS	3,203,609

PETROLEUM AND COAL PRODUCTS - 1.51%
30,507		Apache Corp	2,489,066
15,310	*	Suncor Energy, Inc	1,376,675
		TOTAL PETROLEUM AND COAL PRODUCTS	3,865,741

PRIMARY METAL INDUSTRIES - 0.82%
75,672		BHP Billiton plc	2,102,081
		TOTAL PRIMARY METAL INDUSTRIES	2,102,081

RAILROAD TRANSPORTATION - 0.50%
28,726		CSX Corp	1,294,968
		TOTAL RAILROAD TRANSPORTATION	1,294,968

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE
SECURITY AND COMMODITY BROKERS - 5.37%
247,021		Charles Schwab Corp	$5,068,871
6,436		Chicago Mercantile Exchange Holdings, Inc	3,439,141
24,382		Goldman Sachs Group, Inc	5,284,798
		TOTAL SECURITY AND COMMODITY BROKERS	13,792,810

TRANSPORTATION EQUIPMENT - 5.87%
63,354		Boeing Co	6,092,121
46,857		ITT Industries, Inc	3,199,396
81,442		United Technologies Corp	5,776,681
		TOTAL TRANSPORTATION EQUIPMENT	15,068,198

		TOTAL COMMON STOCKS	255,881,755
		(Cost $237,650,495)

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 1.72%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.99%
$ 2,540,000		Federal Home Loan Bank (FHLB) 4.800%, 07/02/07	2,540,000

SHARES		COMPANY
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.73%
1,889,934		State Street Navigator Securities Lending Prime Portfolio	1,889,934

		TOTAL SHORT-TERM INVESTMENTS	4,429,934
		(Cost $4,429,595)

		TOTAL PORTFOLIO - 101.37%	260,311,689
		(Cost $242,080,090)
		OTHER ASSETS & LIABILITIES, NET - (1.37)%	(3,519,316)

		NET ASSETS - 100.00%	$256,792,373

		ABBREVIATION:
		ADR - American Depositary Receipt

	*	Non-income producing.
	e	All or a portion of these securities are out on loan.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth & Income Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
GROWTH & INCOME FUND
STATEMENT OF INVESTMENTS (unaudited)
June 30, 2007

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.66%

AMUSEMENT AND RECREATION SERVICES - 2.40%
228,244	*	Activision, Inc	$4,261,315
12,400		Nintendo Co Ltd	4,524,058
96,768	*	Penn National Gaming, Inc	5,814,789
158,036		Walt Disney Co	5,395,349
		TOTAL AMUSEMENT AND RECREATION SERVICES	19,995,511

APPAREL AND ACCESSORY STORES - 0.53%
81,073	e*	J Crew Group, Inc	4,385,239
		TOTAL APPAREL AND ACCESSORY STORES	4,385,239

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.70%
148,413		Home Depot, Inc	5,840,052
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	5,840,052

BUSINESS SERVICES - 5.81%
136,045	*	Adobe Systems, Inc	5,462,207
96,450	*	Autodesk, Inc	4,540,866
176,893	*	BEA Systems, Inc	2,421,665
36,815	e	Ctrip.com International Ltd (ADR)	2,894,763
14,556	*	Google, Inc (Class A)	7,618,319
555,432		Microsoft Corp	16,368,581
30,129	*	Salesforce.com, Inc	1,291,329
265,469		WPP Group plc	3,970,480
138,595	*	Yahoo!, Inc	3,760,082
		TOTAL BUSINESS SERVICES	48,328,292

CHEMICALS AND ALLIED PRODUCTS - 13.34%
215,127		Abbott Laboratories	11,520,051
94,673		Air Products & Chemicals, Inc	7,608,869
56,350	*	Amgen, Inc	3,115,592
81,719	e*	Chattem, Inc	5,179,350
104,542		Colgate-Palmolive Co	6,779,549
49,203		DSM NV	2,423,262
62,375		Du Pont (E.I.) de Nemours & Co	3,171,145
135,948	*	Elan Corp plc (ADR)	2,981,340
31,388	*	Genentech, Inc	2,374,816
78,712	*	Genzyme Corp	5,069,053
205,190	*	Gilead Sciences, Inc	7,955,216
272,724		Merck & Co, Inc	13,581,655
89,803		Monsanto Co	6,065,295
135,477	e*	Mosaic Co	5,286,313
42,100		PPG Industries, Inc	3,204,231
136,775		Procter & Gamble Co	8,369,262
236,895		Schering-Plough Corp	7,211,084

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE
158,832		Wyeth	$9,107,427
		TOTAL CHEMICALS AND ALLIED PRODUCTS	111,003,510

COMMUNICATIONS - 3.70%
67,109		America Movil S.A. de C.V. (ADR) (Series L)	4,156,060
156,268		AT&T, Inc	6,485,122
117,643	*	Comcast Corp (Class A)	3,308,121
54,211	e	Manitoba Telecom Services, Inc	2,386,251
59,834	e*	MetroPCS Communications, Inc	1,976,915
80,367		Telekom Austria AG.	2,001,365
254,629		Verizon Communications, Inc	10,483,076
		TOTAL COMMUNICATIONS	30,796,910

DEPOSITORY INSTITUTIONS - 8.44%
169,501		Bank of America Corp	8,286,904
325,266		Citigroup, Inc	16,682,893
306,602		JPMorgan Chase & Co	14,854,867
127,462		Northern Trust Corp	8,188,159
92,996		SunTrust Banks, Inc	7,973,477
405,921		Wells Fargo & Co	14,276,242
		TOTAL DEPOSITORY INSTITUTIONS	70,262,542

EATING AND DRINKING PLACES - 1.69%
35,283	e*	Chipotle Mexican Grill, Inc (Class A)	3,008,934
93,013		Darden Restaurants, Inc	4,091,642
136,751		McDonald's Corp	6,941,481
		TOTAL EATING AND DRINKING PLACES	14,042,057

EDUCATIONAL SERVICES - 0.64%
90,975	e*	Apollo Group, Inc (Class A)	5,315,669
		TOTAL EDUCATIONAL SERVICES	5,315,669

ELECTRIC, GAS, AND SANITARY SERVICES - 2.66%
135,490	*	AES Corp	2,964,521
103,197		American Electric Power Co, Inc	4,647,993
83,530		Constellation Energy Group, Inc	7,281,310
158,461	e	DPL, Inc	4,490,785
65,778	e*	NRG Energy, Inc	2,734,391
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	22,119,000

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 9.43%
85,472	*	Apple Computer, Inc	10,431,003
655,162	*	Cisco Systems, Inc	18,246,262
66,765	e*	First Solar, Inc	5,961,447
94,418		Gamesa Corp Tecnologica S.A.	3,415,657
146,175		Honeywell International, Inc	8,226,729
414,062		Intel Corp	9,838,113
52,257		L-3 Communications Holdings, Inc	5,089,309
71,330	*	Marvell Technology Group Ltd	1,298,919
125,900		Motorola, Inc	2,228,430
134,752	*	Nvidia Corp	5,566,605
187,654		Qualcomm, Inc	8,142,307
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	78,444,781

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE
FOOD AND KINDRED PRODUCTS - 4.06%
121,653		Coca-Cola Co	$6,363,668
52,623		Groupe Danone	4,250,158
136,452		Kellogg Co	7,066,849
186,204		PepsiCo, Inc	12,075,329
124,163		Unilever plc	4,009,205
		TOTAL FOOD AND KINDRED PRODUCTS	33,765,209

GENERAL MERCHANDISE STORES - 2.13%
166,604	e	Saks, Inc	3,556,995
107,039		Target Corp	6,807,680
170,213		TJX Cos, Inc	4,680,858
55,366		Wal-Mart Stores, Inc	2,663,658
		TOTAL GENERAL MERCHANDISE STORES	17,709,191

HEALTH SERVICES - 1.00%
82,542	*	Medco Health Solutions, Inc	6,437,451
62,742	e	Mindray Medical International Ltd (ADR)	1,915,513
		TOTAL HEALTH SERVICES	8,352,964

HOLDING AND OTHER INVESTMENT OFFICES - 0.47%
12,747		AvalonBay Communities, Inc	1,515,363
63,338		Digital Realty Trust, Inc	2,386,576
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	3,901,939

HOTELS AND OTHER LODGING PLACES - 1.42%
57,471		Accor S.A.	5,080,481
32,056	e*	MGM Mirage	2,643,979
76,969	e	Orient-Express Hotels Ltd (Class A)	4,110,145
		TOTAL HOTELS AND OTHER LODGING PLACES	11,834,605

INDUSTRIAL MACHINERY AND EQUIPMENT - 8.17%
43,407		Alstom	7,238,235
55,316		Deere & Co	6,678,854
564,127		General Electric Co	21,594,782
342,500		Hewlett-Packard Co	15,282,350
84,993		International Business Machines Corp	8,945,513
122,429		International Game Technology	4,860,431
77,862	e*	Riverbed Technology, Inc	3,411,913
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	68,012,078

INSTRUMENTS AND RELATED PRODUCTS - 2.91%
203,505		Emerson Electric Co	9,524,034
82,955		Medtronic, Inc	4,302,046
66,381	e*	Millipore Corp	4,984,549
104,294	*	Thermo Electron Corp	5,394,086
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	24,204,715

INSURANCE AGENTS, BROKERS AND SERVICE - 0.86%
72,244		Hartford Financial Services Group, Inc	7,116,756
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	7,116,756

INSURANCE CARRIERS - 3.40%
165,841		ACE Ltd	10,368,379
78,059		Aflac, Inc	4,012,233

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE
198,305		American International Group, Inc	$13,887,299
		TOTAL INSURANCE CARRIERS	28,267,911

MISCELLANEOUS RETAIL - 0.50%
36,234	e*	Nutri/System, Inc	2,530,583
30,975	e	Tiffany & Co	1,643,534
		TOTAL MISCELLANEOUS RETAIL	4,174,117

MOTION PICTURES - 1.35%
111,329	e*	Discovery Holding Co (Class A)	2,559,454
101,835	*	DreamWorks Animation SKG, Inc (Class A)	2,936,921
137,589	*	Viacom, Inc (Class B)	5,727,830
		TOTAL MOTION PICTURES	11,224,205

NONDEPOSITORY INSTITUTIONS - 3.45%
140,577		American Express Co	8,600,501
69,057	*	Discover Financial Services	1,968,125
130,044		Fannie Mae	8,495,775
138,114	v*	Morgan Stanley & Co	9,616,878
		TOTAL NONDEPOSITORY INSTITUTIONS	28,681,279

OIL AND GAS EXTRACTION - 3.54%
40,309		Baker Hughes, Inc	3,391,196
77,684	*	Cameron International Corp	5,552,076
122,540	*	Pride International, Inc	4,590,348
141,774		Schlumberger Ltd	12,042,284
66,500		Smith International, Inc	3,899,560
		TOTAL OIL AND GAS EXTRACTION	29,475,464

PAPER AND ALLIED PRODUCTS - 0.81%
115,416		Anglo American plc	6,776,281
		TOTAL PAPER AND ALLIED PRODUCTS	6,776,281

PETROLEUM AND COAL PRODUCTS - 6.67%
87,987		Cabot Oil & Gas Corp	3,244,961
124,310		Devon Energy Corp	9,732,230
388,372		Exxon Mobil Corp	32,576,643
132,964		Marathon Oil Corp	7,972,521
16,173		Petroleo Brasileiro S.A. (ADR)	1,961,300
		TOTAL PETROLEUM AND COAL PRODUCTS	55,487,655

PRIMARY METAL INDUSTRIES - 0.16%
31,779		Alcoa, Inc	1,288,003
		TOTAL PRIMARY METAL INDUSTRIES	1,288,003

REAL ESTATE - 0.23%
104,000		Urban Corp	1,889,038
		TOTAL REAL ESTATE	1,889,038

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.70%
77,592		Bayer AG.	5,844,718
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	5,844,718

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE
SECURITY AND COMMODITY BROKERS - 1.33%
53,257	e	AllianceBernstein Holding LP	$4,638,152
87,661	e	Lazard Ltd (Class A)	3,947,375
33,097		Lehman Brothers Holdings, Inc	2,466,388
		TOTAL SECURITY AND COMMODITY BROKERS	11,051,915

STONE, CLAY, AND GLASS PRODUCTS - 0.29%
28,230		3M Co	2,450,082
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	2,450,082

TOBACCO PRODUCTS - 3.00%
316,588		Altria Group, Inc	22,205,482
42,235	e	Reynolds American, Inc	2,753,722
		TOTAL TOBACCO PRODUCTS	24,959,204

TRANSPORTATION EQUIPMENT - 3.62%
130,446		Boeing Co	12,543,687
49,780		Harsco Corp	2,588,560
102,562		ITT Industries, Inc	7,002,933
71,863		Raytheon Co	3,872,697
57,753		United Technologies Corp	4,096,420
		TOTAL TRANSPORTATION EQUIPMENT	30,104,297

WHOLESALE TRADE-NONDURABLE GOODS - 0.25%
52,335	e	Herbalife Ltd	2,075,083
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	2,075,083

		TOTAL COMMON STOCKS	829,180,272
		(Cost $667,803,491)

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 8.10%
U.S. GOVERNMENT AGENCIES AND DISCOUNT NOTES - 0.07%
$ 590,000		Federal Home Loan Bank (FHLB) 4.800%, 07/02/07	590,000

SHARES		COMPANY
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 8.03%
66,814,589		State Street Navigator Securities Lending Prime Portfolio	66,814,589

		TOTAL SHORT- TERM INVESTMENTS	67,404,589
		(Cost $67,404,510)

		TOTAL PORTFOLIO - 107.76%	896,584,861
		(Cost $735,208,001)
		OTHER ASSETS & LIABILITIES, NET - (7.76)%	(64,544,712)

		NET ASSETS - 100.00%	$832,040,149

		ABBREVIATION:
		ADR - American Depositary Receipt

	*	Non-income producing.
	e	All or a portion of these securities are out on loan.
	v	Security valued at fair value.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
INTERNATIONAL EQUITY FUND
STATEMENT OF INVESTMENTS (unaudited)
June 30, 2007

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.26%

AMUSEMENT AND RECREATION SERVICES - 0.10%
6,300		Nintendo Co Ltd	$2,298,514
		TOTAL AMUSEMENT AND RECREATION SERVICES	2,298,514

BUSINESS SERVICES - 3.96%
924,255		Adecco S.A.	71,502,319
14,705,500		Huabao International Holdings Ltd	14,199,560
400		NTT Data Corp	1,897,806
322,875		WPP Group plc	4,829,072
		TOTAL BUSINESS SERVICES	92,428,757

CHEMICALS AND ALLIED PRODUCTS - 1.83%
1,369	*	Arkema	89,491
974,200		Daiichi Sankyo Co Ltd	25,848,075
230,081		Reckitt Benckiser plc	12,595,913
59,546		Shin-Etsu Chemical Co Ltd	4,251,441
		TOTAL CHEMICALS AND ALLIED PRODUCTS	42,784,920

COAL MINING - 1.40%
21,740,000	*	China Coal Energy Co	32,639,121
		TOTAL COAL MINING	32,639,121

COMMUNICATIONS - 0.60%
432		Nippon Telegraph & Telephone Corp	1,911,737
1,166		NTT DoCoMo, Inc	1,844,144
558,287		Royal KPN NV	9,262,425
445,000		Singapore Telecommunications Ltd	989,690
		TOTAL COMMUNICATIONS	14,007,996

DEPOSITORY INSTITUTIONS - 4.78%
115,122		Australia & New Zealand Banking Group Ltd	2,827,533
80,168		Commonwealth Bank of Australia	3,750,471
70,305		DBS Group Holdings Ltd	1,047,513
570,109		Fortis	24,163,401
356,049		Julius Baer Holding AG.	25,475,217
103,015		National Australia Bank Ltd	3,580,041
1,021,296		Nordea Bank AB	15,951,512
158,000		Oversea-Chinese Banking Corp	944,523
113,984	e	Societe Generale	21,118,775
790	e	Sumitomo Mitsui Financial Group, Inc	7,364,701
70,000		United Overseas Bank Ltd	1,006,288
114,824		Westpac Banking Corp	2,493,377
445,993	*	Yes Bank Ltd	1,974,107
		TOTAL DEPOSITORY INSTITUTIONS	111,697,459

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Fund

SHARES		COMPANY	VALUE
ELECTRIC, GAS, AND SANITARY SERVICES - 3.06%
41,500		Chubu Electric Power Co, Inc	$1,101,124
2,139,615		Fortum Oyj	66,857,593
48,000		Kansai Electric Power Co, Inc	1,135,199
76,000		Tokyo Electric Power Co, Inc	2,444,685
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	71,538,601

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 2.67%
16,860		Fanuc Ltd	1,740,177
691,880		Hoya Corp	22,951,816
29,730		Kyocera Corp	3,158,420
121,000		Matsushita Electric Industrial Co Ltd	2,397,877
6,100		Murata Manufacturing Co Ltd	458,967
63,000		Sharp Corp	1,194,322
87,860		Sony Corp	4,510,011
267,600		TDK Corp	25,899,173
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	62,310,763

FOOD AND KINDRED PRODUCTS - 1.83%
509,414		Groupe Danone	41,143,415
736,900		Olam International Ltd	1,486,516
		TOTAL FOOD AND KINDRED PRODUCTS	42,629,931

FOOD STORES - 7.23%
2,276,886	e	Carrefour S.A.	159,914,349
51,400		Seven & I Holdings Co Ltd	1,469,288
544,986		Tesco plc	4,559,734
120,906		Woolworths Ltd	2,763,056
		TOTAL FOOD STORES	168,706,427

GENERAL BUILDING CONTRACTORS - 0.32%
276,678		Fletcher Building Ltd	2,635,216
8,420,884		Shanghai Forte Land Co	4,747,268
		TOTAL GENERAL BUILDING CONTRACTORS	7,382,484

HEAVY CONSTRUCTION, EXCEPT BUILDING - 2.54%
794,141	e	Vinci S.A.	59,272,370
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	59,272,370

HOLDING AND OTHER INVESTMENT OFFICES - 4.32%
5,655,808		Ashmore Group plc	30,474,751
1,067,445		GEA Group AG.	36,897,325
1,768		GPT Group	6,969
459,000		Japan Asia Investment Co Ltd	2,868,794
34,800		JFE Holdings, Inc	2,163,035
2,329,034		Man Group plc	28,330,188
95,143		Noble Group Ltd	107,176
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	100,848,238

HOTELS AND OTHER LODGING PLACES - 2.98%
786,248		Accor S.A.	69,504,935
		TOTAL HOTELS AND OTHER LODGING PLACES	69,504,935

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.18%
137,650	e	Canon, Inc	8,072,213

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Fund

SHARES		COMPANY	VALUE
787,329	*	Deutz AG.	$10,212,421
73,520		FUJIFILM Holdings Corp	3,286,013
164,180		Komatsu Ltd	4,758,445
199,249	e	Krones AG.	46,178,558
200,000		Mitsubishi Heavy Industries Ltd	1,280,905
95,000		Mitsui & Co Ltd	1,895,916
143,500	e	Modec, Inc	5,616,595
398,857		Rheinmetall AG.	36,990,552
97,900		Sumitomo Heavy Industries Ltd	1,106,797
180,000		Toshiba Corp	1,568,302
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	120,966,717

INSTRUMENTS AND RELATED PRODUCTS - 2.42%
452,749		Phonak Holding AG.	40,584,116
237,534		Tecan Group AG.	15,951,104
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	56,535,220

INSURANCE AGENTS, BROKERS AND SERVICE - 0.06%
50,091		QBE Insurance Group Ltd	1,321,651
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	1,321,651

INSURANCE CARRIERS - 1.41%
133,021		Admiral Group plc	2,360,044
43,942		Millea Holdings, Inc	1,806,555
21,795		T&D Holdings, Inc	1,471,901
87,870		Zurich Financial Services AG.	27,163,290
		TOTAL INSURANCE CARRIERS	32,801,790

METAL MINING - 2.99%
218,030		BHP Billiton Ltd	6,514,896
268,296		MMC Norilsk Nickel (ADR)	59,561,712
31,709	e	Polyus Gold (ADR)	1,332,571
29,213	e	Rio Tinto Ltd	2,436,882
		TOTAL METAL MINING	69,846,061

MISCELLANEOUS RETAIL - 0.12%
133,000		Hutchison Whampoa Ltd	1,320,297
182,445		Origin Energy Ltd	1,534,113
		TOTAL MISCELLANEOUS RETAIL	2,854,410

NONDEPOSITORY INSTITUTIONS - 4.50%
1,706,819		Collins Stewart plc	7,509,983
602,233	e	Deutsche Postbank AG.	52,803,913
440,269		Hypo Real Estate Holding AG.	28,454,859
1,812,817		Tullett Prebon plc	16,195,451
		TOTAL NONDEPOSITORY INSTITUTIONS	104,964,206

OIL AND GAS EXTRACTION - 0.99%
60,732	*	Compagnie Generale de Geophysique S.A.	15,155,770
143,388	*	Integra Group Holdings (GDR)	2,609,662
40,317	e	Total S.A.	3,268,831
55,934		Woodside Petroleum Ltd	2,162,283
		TOTAL OIL AND GAS EXTRACTION	23,196,546

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Fund

SHARES		COMPANY	VALUE
PETROLEUM AND COAL PRODUCTS - 1.88%
2,776,501		BP plc	$33,407,733
289,626		ENI S.p.A.	10,501,088
		TOTAL PETROLEUM AND COAL PRODUCTS	43,908,821

PRIMARY METAL INDUSTRIES - 0.26%
651,400		Nippon Steel Corp	4,582,277
254,000		Sumitomo Metal Industries Ltd	1,493,308
		TOTAL PRIMARY METAL INDUSTRIES	6,075,585

RAILROAD TRANSPORTATION - 0.16%
495		East Japan Railway Co	3,814,079
		TOTAL RAILROAD TRANSPORTATION	3,814,079

REAL ESTATE - 5.93%
659,400		Atrium Co Ltd	17,881,289
18		City Developments Ltd	203
5,636		ORIX Corp	1,485,578
7,247		Risa Partners, Inc	19,739,351
5,395,300		Urban Corp	97,999,295
80,316		Westfield Group	1,355,193
		TOTAL REAL ESTATE	138,460,909

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 9.26%
2,868,788	e	Bayer AG.	216,095,163
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	216,095,163

SECURITY AND COMMODITY BROKERS - 0.14%
15,536		Macquarie Bank Ltd	1,115,877
110,300		Nomura Holdings, Inc	2,142,397
		TOTAL SECURITY AND COMMODITY BROKERS	3,258,274

SPECIAL TRADE CONTRACTORS - 0.06%
152,700		Takasago Thermal Engineering Co Ltd	1,441,965
		TOTAL SPECIAL TRADE CONTRACTORS	1,441,965

STONE, CLAY, AND GLASS PRODUCTS - 6.65%
313,906		Holcim Ltd	33,901,099
17,207,000		Nippon Sheet Glass Co Ltd	78,550,690
16,167,200		Sumitomo Osaka Cement Co Ltd	42,826,554
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	155,278,343

TOBACCO PRODUCTS - 1.49%
7,083		Japan Tobacco, Inc	34,913,851
		TOTAL TOBACCO PRODUCTS	34,913,851

TRANSPORTATION BY AIR - 0.02%
34,000		Singapore Airlines Ltd	417,827
		TOTAL TRANSPORTATION BY AIR	417,827

TRANSPORTATION EQUIPMENT - 7.80%
43,060		Denso Corp	1,684,105
2,910,656		Fiat S.p.A.	86,454,866
549,686		Siemens AG.	78,715,964

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Fund

SHARES		COMPANY	VALUE
243,460		Toyota Motor Corp	$15,354,144
		TOTAL TRANSPORTATION EQUIPMENT	182,209,079

TRUCKING AND WAREHOUSING - 5.06%
3,651,152		Deutsche Post AG.	118,191,543
		TOTAL TRUCKING AND WAREHOUSING	118,191,543

WHOLESALE TRADE-DURABLE GOODS - 4.19%
1,319,765		Kloeckner & Co AG.	95,100,535
141,000		Nissan Motor Co Ltd	1,509,531
67,050		Sumitomo Corp	1,222,425
		TOTAL WHOLESALE TRADE-DURABLE GOODS	97,832,491

WHOLESALE TRADE-NONDURABLE GOODS - 1.07%
85,110		Mitsubishi Corp	2,230,055
32,023,000		Sinochem Hong Kong Holding Ltd	22,658,988
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	24,889,043

		TOTAL COMMON STOCKS
		(Cost $1,949,035,495)	2,317,324,090

SHORT-TERM INVESTMENTS - 4.41%
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.41%
102,925,450		State Street Navigator Securities Lending Prime Portfolio	102,925,450

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $102,925,450)	102,925,450

		TOTAL PORTFOLIO - 103.67%
		(Cost $2,051,960,945)	2,420,249,540
		OTHER ASSETS & LIABILITIES, NET - (3.67)%	(85,582,524)

		NET ASSETS - 100.00%	$2,334,667,016

		ABBREVIATION:
		ADR - American Depositary Receipt
		GDR - Global Depositary Receipt

	*	Non-income producing.
	e	All or a portion of these securities are out on loan.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Fund

SUMMARY OF MARKET VALUES BY COUNTRY (unaudited)
June 30, 2007
		% OF
		MARKET
COUNTRY	VALUE	VALUE
DOMESTIC
UNITED STATES OF AMERICA	$102,925,450	4.25%
TOTAL DOMESTIC	102,925,450	4.25

FOREIGN
AUSTRALIA	31,862,342	1.32
BELGIUM	24,163,401	1.00
CAYMAN ISLANDS	2,609,662	0.11
FINLAND	66,857,593	2.76
FRANCE	369,467,938	15.27
GERMANY	719,640,833	29.73
HONG KONG	75,565,222	3.12
INDIA	1,974,107	0.08
ITALY	96,955,955	4.01
JAPAN	478,643,843	19.78
NETHERLANDS	9,262,424	0.38
NEW ZEALAND	2,635,215	0.11
RUSSIA	60,894,283	2.51
SINGAPORE	5,999,736	0.25
SWEDEN	15,951,512	0.66
SWITZERLAND	214,577,145	8.87
UNITED KINGDOM	140,262,879	5.79
TOTAL FOREIGN	2,317,324,090	95.75
TOTAL PORTFOLIO	$2,420,249,540	100.00%

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
LARGE-CAP GROWTH FUND
STATEMENT OF INVESTMENTS (unaudited)
June 30, 2007

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.51%

AMUSEMENT AND RECREATION SERVICES - 1.57%
268,741	*	Activision, Inc	$5,017,394
10,800		Nintendo Co Ltd	3,940,309
		TOTAL AMUSEMENT AND RECREATION SERVICES	8,957,703

APPAREL AND OTHER TEXTILE PRODUCTS - 0.83%
47,964		Polo Ralph Lauren Corp	4,705,748
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	4,705,748

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.31%
243,340		Lowe's Cos, Inc	7,468,105
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	7,468,105

BUSINESS SERVICES - 13.71%
268,028	*	Adobe Systems, Inc	10,761,324
204,365	*	eBay, Inc	6,576,466
129,632	*	Electronic Arts, Inc	6,134,186
35,329	*	Google, Inc (Class A)	18,490,492
150,742	*	Juniper Networks, Inc	3,794,176
4,700	*	Limelight Networks, Inc	92,966
294,857		Microsoft Corp	8,689,436
155,000		Omnicom Group, Inc	8,202,600
291,265	*	Oracle Corp	5,740,833
355,462	*	Yahoo!, Inc	9,643,684
		TOTAL BUSINESS SERVICES	78,126,163

CHEMICALS AND ALLIED PRODUCTS - 14.71%
225,882		Abbott Laboratories	12,095,981
164,989		Colgate-Palmolive Co	10,699,537
74,124	*	Genentech, Inc	5,608,222
275,812	*	Gilead Sciences, Inc	10,693,231
69,802	*	Keryx Biopharmaceuticals, Inc	681,966
198,664		Merck & Co, Inc	9,893,467
166,179		Monsanto Co	11,223,730
360,991		Schering-Plough Corp	10,988,566
33,151		Shire plc (ADR)	2,457,484
228,925		Teva Pharmaceutical Industries Ltd (ADR)	9,443,156
		TOTAL CHEMICALS AND ALLIED PRODUCTS	83,785,340

COMMUNICATIONS - 2.62%
103,858		America Movil S.A. de C.V. (Series L) (ADR)	6,431,926
109,046		AT&T, Inc	4,525,409
140,318	e*	Comcast Corp (Class A)	3,945,742
		TOTAL COMMUNICATIONS	14,903,077

DEPOSITORY INSTITUTIONS - 0.67%
108,620		Wells Fargo & Co	3,820,165
		TOTAL DEPOSITORY INSTITUTIONS	3,820,165

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	VALUE
ELECTRIC, GAS, AND SANITARY SERVICES - 0.84%
152,533		Fortum Oyj	$4,766,273
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	4,766,273

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 15.21%
119,398	*	Apple Computer, Inc	14,571,332
659,053	*	Cisco Systems, Inc	18,354,626
172,791		Cooper Industries Ltd (Class A)	9,864,638
186,959		Intel Corp	4,442,146
134,221		Maxim Integrated Products, Inc	4,484,324
60,395	*	MEMC Electronic Materials, Inc	3,691,342
117		Motorola, Inc	2,071
89,776		National Semiconductor Corp	2,537,968
107,971	*	Network Appliance, Inc	3,152,753
99,696	*	Nvidia Corp	4,118,442
145,471	*	Polycom, Inc	4,887,826
340,615		Qualcomm, Inc	14,779,285
47,308		Texas Instruments, Inc	1,780,200
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	86,666,953

ENGINEERING AND MANAGEMENT SERVICES - 3.10%
144,844	e*	Celgene Corp	8,303,907
39,259	e	Fluor Corp	4,372,275
7	*	KBR, Inc	184
35,371	*	McDermott International, Inc	2,940,038
51,697		Paychex, Inc	2,022,387
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	17,638,791

FOOD AND KINDRED PRODUCTS - 2.79%
24,215		Kraft Foods, Inc (Class A)	853,579
231,872		PepsiCo, Inc	15,036,899
		TOTAL FOOD AND KINDRED PRODUCTS	15,890,478

FURNITURE AND HOMEFURNISHINGS STORES - 0.85%
123,696	*	GameStop Corp (Class A)	4,836,514
		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	4,836,514

GENERAL MERCHANDISE STORES - 1.91%
170,912		Target Corp	10,870,003
		TOTAL GENERAL MERCHANDISE STORES	10,870,003

HEALTH SERVICES - 0.77%
56,288	*	Medco Health Solutions, Inc	4,389,901
		TOTAL HEALTH SERVICES	4,389,901

HOLDING AND OTHER INVESTMENT OFFICES - 0.37%
28,838	*	Blackstone Group LP/The	844,088
756	e	Hugoton Royalty Trust	19,074
20,597		iShares Russell 1000 Growth Index Fund	1,219,548
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	2,082,710

HOTELS AND OTHER LODGING PLACES - 2.23%
243,814		Hilton Hotels Corp	8,160,455
67,994	e	Starwood Hotels & Resorts Worldwide, Inc	4,560,358
		TOTAL HOTELS AND OTHER LODGING PLACES	12,720,813

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	VALUE
INDUSTRIAL MACHINERY AND EQUIPMENT - 6.05%
40,042		Alstom	$6,677,112
37,186		Caterpillar, Inc	2,911,664
88,855	*	Dell, Inc	2,536,810
273,614		Hewlett-Packard Co	12,208,657
152,724		International Game Technology	6,063,143
50,413		Manitowoc Co, Inc	4,052,197
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	34,449,583

INSTRUMENTS AND RELATED PRODUCTS - 4.44%
23,705		Alcon, Inc	3,198,042
259,397		Emerson Electric Co	12,139,780
50,372	*	Hologic, Inc	2,786,075
84,765	*	Zimmer Holdings, Inc	7,195,701
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	25,319,598

INSURANCE CARRIERS - 0.81%
92,995		Aetna, Inc	4,593,953
		TOTAL INSURANCE CARRIERS	4,593,953

LEATHER AND LEATHER PRODUCTS - 1.27%
152,952	*	Coach, Inc	7,248,395
		TOTAL LEATHER AND LEATHER PRODUCTS	7,248,395

MISCELLANEOUS RETAIL - 1.70%
265,184		CVS Corp	9,665,957
		TOTAL MISCELLANEOUS RETAIL	9,665,957

MOTION PICTURES - 0.00%**
270	*	Viacom, Inc (Class B)	11,240
		TOTAL MOTION PICTURES	11,240

NONDEPOSITORY INSTITUTIONS - 2.08%
194,095		American Express Co	11,874,732
		TOTAL NONDEPOSITORY INSTITUTIONS	11,874,732

OIL AND GAS EXTRACTION - 4.19%
147		Halliburton Co	5,072
35,634	*	National Oilwell Varco, Inc	3,714,488
117,744		Schlumberger Ltd	10,001,175
168,879		XTO Energy, Inc	10,149,628
		TOTAL OIL AND GAS EXTRACTION	23,870,363

PAPER AND ALLIED PRODUCTS - 1.24%
120,598		Anglo American plc	7,080,525
		TOTAL PAPER AND ALLIED PRODUCTS	7,080,525

PETROLEUM AND COAL PRODUCTS - 1.51%
67,704		Apache Corp	5,523,969
34,274	*	Suncor Energy, Inc	3,081,918
		TOTAL PETROLEUM AND COAL PRODUCTS	8,605,887

PRIMARY METAL INDUSTRIES - 0.82%
167,658		BHP Billiton plc	4,657,346
		TOTAL PRIMARY METAL INDUSTRIES	4,657,346

RAILROAD TRANSPORTATION - 0.50%
63,721		CSX Corp	2,872,543
		TOTAL RAILROAD TRANSPORTATION	2,872,543

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	VALUE
SECURITY AND COMMODITY BROKERS - 5.49%
553,931		Charles Schwab Corp	$11,366,664
14,235		Chicago Mercantile Exchange Holdings, Inc	7,606,615
56,645		Goldman Sachs Group, Inc	12,277,804
		TOTAL SECURITY AND COMMODITY BROKERS	31,251,083

TOBACCO PRODUCTS - 0.02%
1,587		Altria Group, Inc	111,312
		TOTAL TOBACCO PRODUCTS	111,312

TRANSPORTATION EQUIPMENT - 5.90%
142,131		Boeing Co	13,667,317
104,065		ITT Industries, Inc	7,105,558
180,911		United Technologies Corp	12,832,013
		TOTAL TRANSPORTATION EQUIPMENT	33,604,888

		TOTAL COMMON STOCKS
		(Cost $484,483,206)	566,846,142

SHORT-TERM INVESTMENTS - 0.34%
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.34%
1,947,151		State Street Navigator Securities Lending Prime Portfolio	1,947,151
		TOTAL SHORT-TERM INVESTMENTS
		(Cost $1,947,151)	1,947,151

		TOTAL PORTFOLIO - 99.85%
		(Cost $486,430,357)	568,793,293
		OTHER ASSETS & LIABILITIES, NET - 0.15%	885,336

		NET ASSETS - 100.00%	$569,678,629

		ABBREVIATION:
		ADR - American Depositary Receipt

	*	Non-income producing.
	**	Percentage represents less than 0.01%.
	e	All or a portion of these securities are out on loan.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
LARGE-CAP VALUE FUND
STATEMENT OF INVESTMENTS (unaudited)
June 30, 2007

SHARES		COMPANY	VALUE

COMMON STOCKS - 94.34%

APPAREL AND ACCESSORY STORES - 2.29%
1,203,005		Gap, Inc	$22,977,396
		TOTAL APPAREL AND ACCESSORY STORES	22,977,396

APPAREL AND OTHER TEXTILE PRODUCTS - 0.04%
4,023		Liz Claiborne, Inc	150,058
3,049	e	VF Corp	279,227
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	429,285

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.77%
195,896		Home Depot, Inc	7,708,508
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	7,708,508

BUSINESS SERVICES - 3.14%
92,300	*	Computer Sciences Corp	5,459,545
793	*	Data Domain, Inc	18,239
152,726		Fidelity National Information Services, Inc	8,289,967
7,747	*	Limelight Networks, Inc	153,236
414,164	*	Novell, Inc	3,226,338
17,008,045		Solomon Systech International Ltd	2,432,741
114,054	*	VeriSign, Inc	3,618,933
305,506	*	Yahoo!, Inc	8,288,378
		TOTAL BUSINESS SERVICES	31,487,377

CHEMICALS AND ALLIED PRODUCTS - 6.92%
73,181	*	Amgen, Inc	4,046,177
164,999		Bristol-Myers Squibb Co	5,207,368
99,067		Colgate-Palmolive Co	6,424,495
26,300		Eli Lilly & Co	1,469,644
73,818	*	Invitrogen Corp	5,444,078
152,261		Methanex Corp	3,779,189
866,134		Pfizer, Inc	22,147,046
131,096		PPG Industries, Inc	9,977,717
46,943		Procter & Gamble Co	2,872,442
90,792	*	Vertex Pharmaceuticals, Inc	2,593,020
190,410	e*	Warner Chilcott Ltd (Class A)	3,444,517
33,096		Wyeth	1,897,725
		TOTAL CHEMICALS AND ALLIED PRODUCTS	69,303,418

COAL MINING - 0.84%
380,000	e*	International Coal Group, Inc	2,272,400
127,648		Peabody Energy Corp	6,175,610
		TOTAL COAL MINING	8,448,010

COMMUNICATIONS - 5.36%
327,983		AT&T, Inc	13,611,295

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE
80,000	e	Manitoba Telecom Services, Inc	$3,521,427
1,203,703		Sprint Nextel Corp	24,928,689
330,000		Telekom Austria AG.	8,217,930
15,434,995	*	True Corp PCL	3,442,126
		TOTAL COMMUNICATIONS	53,721,467

DEPOSITORY INSTITUTIONS - 18.40%
575,400		AMMB Holdings BHD	720,377
130,116		Astoria Financial Corp	3,258,105
55,449		Bank of America Corp	2,710,902
709,894		Bank of New York Co	29,418,007
42,700		Bank of the Ryukyus Ltd	708,270
875,083		Citigroup, Inc	44,883,007
207,224		Colonial Bancgroup, Inc	5,174,383
229,700	e	First Horizon National Corp	8,958,300
493,038		JPMorgan Chase & Co	23,887,691
603		National City Corp	20,092
307,981		SunTrust Banks, Inc	26,406,291
373,881	e	TCF Financial Corp	10,393,892
24,665		Wachovia Corp	1,264,081
756,215	e	Wells Fargo & Co	26,596,082
		TOTAL DEPOSITORY INSTITUTIONS	184,399,480

EATING AND DRINKING PLACES - 1.88%
768,441		Compass Group plc	5,306,110
307,387		Darden Restaurants, Inc	13,521,954
		TOTAL EATING AND DRINKING PLACES	18,828,064

ELECTRIC, GAS, AND SANITARY SERVICES - 3.59%
370,000	*	Allied Waste Industries, Inc	4,980,200
128,703		American Electric Power Co, Inc	5,796,783
27,968		Constellation Energy Group, Inc	2,437,971
8,114		Dominion Resources, Inc	700,319
221,489	e	DPL, Inc	6,276,998
24,163		Duke Energy Corp	442,183
17,547		FirstEnergy Corp	1,135,817
44,546		FPL Group, Inc	2,527,540
6,133		MDU Resources Group, Inc	171,969
41,008	*	Mirant Corp	1,748,991
27,744		PPL Corp	1,298,142
737,920		Sojitz Holdings Corp	3,298,228
30,260		Southern Co	1,037,615
140,000		TECO Energy, Inc	2,405,200
70,000		Westar Energy, Inc	1,699,600
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	35,957,556

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 4.84%
100,000		Advantest Corp	4,354,004
809,314	*	Celestica Inc	5,058,213
97,849	e*	Ciena Corp	3,535,284
176,183	e*	Cree, Inc	4,554,331
50,000	*	Fairchild Semiconductor International, Inc	966,000
622,131	e*	Finisar Corp	2,351,655
112,761	e*	Infineon Technologies AG. (ADR)	1,863,939

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE
261,085	*	Marvell Technology Group Ltd	$4,754,358
190,286		Maxim Integrated Products, Inc	6,357,455
236,800	e*	Qimonda AG. (ADR)	3,658,560
77,264		Qualcomm, Inc	3,352,485
13,200	g	Samsung Electronics Co Ltd (GDR)	4,069,104
322,279		Taiwan Semiconductor Manufacturing Co Ltd (ADR)	3,586,965
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	48,462,353

ENGINEERING AND MANAGEMENT SERVICES - 0.02%
408	e*	Affymax, Inc	11,000
5,530	*	KBR, Inc	145,052
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	156,052

FABRICATED METAL PRODUCTS - 1.23%
226,611		Illinois Tool Works, Inc	12,280,050
		TOTAL FABRICATED METAL PRODUCTS	12,280,050

FOOD AND KINDRED PRODUCTS - 3.64%
541,705		ConAgra Foods, Inc	14,550,196
370,119		Kraft Foods, Inc (Class A)	13,046,695
136,255		PepsiCo, Inc	8,836,137
		TOTAL FOOD AND KINDRED PRODUCTS	36,433,028

FORESTRY - 0.69%
127,496		Rayonier, Inc	5,755,169
15,000		Weyerhaeuser Co	1,183,950
		TOTAL FORESTRY	6,939,119

FURNITURE AND HOMEFURNISHINGS STORES - 0.56%
368,870	e	Circuit City Stores, Inc	5,562,560
		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	5,562,560

GENERAL BUILDING CONTRACTORS - 0.76%
370,100	e	Daikyo, Inc	1,677,117
126,183	e	Standard-Pacific Corp	2,211,988
147,302	e*	Toll Brothers, Inc	3,679,604
		TOTAL GENERAL BUILDING CONTRACTORS	7,568,709

HEALTH SERVICES - 0.50%
277,728	e*	Healthsouth Corp	5,029,654
		TOTAL HEALTH SERVICES	5,029,654

HOLDING AND OTHER INVESTMENT OFFICES - 0.39%
47,896	*	Blackstone Group LP/The	1,401,916
11	e	Cross Timbers Royalty Trust	468
60,167		Plum Creek Timber Co, Inc	2,506,557
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	3,908,941

HOTELS AND OTHER LODGING PLACES - 3.25%
169,491		Accor S.A.	14,983,136
65,000		Hilton Hotels Corp	2,175,550
112,404	*	MGM Mirage	9,271,082
113,933	e	Orient-Express Hotels Ltd (Class A)	6,084,022
		TOTAL HOTELS AND OTHER LODGING PLACES	32,513,790

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.41%
17,149		Alstom	$2,859,642
390		Deere & Co	47,089
580,692		General Electric Co	22,228,890
178,334		International Game Technology	7,079,860
40,318	*	SanDisk Corp	1,973,163
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	34,188,644

INSTRUMENTS AND RELATED PRODUCTS - 2.76%
142,393	e	Cooper Cos, Inc	7,592,395
61,780	*	Eagle Test Systems, Inc	992,187
37,506	*	Hologic, Inc	2,074,457
152,439	*	St. Jude Medical, Inc	6,324,694
207,281	*	Thermo Electron Corp	10,720,573
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	27,704,306

INSURANCE AGENTS, BROKERS AND SERVICE - 0.94%
52,120		AON Corp	2,220,833
73,204		Hartford Financial Services Group, Inc	7,211,326
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	9,432,159

INSURANCE CARRIERS - 5.34%
1,222		Aegon NV	24,012
191,158		Aetna, Inc	9,443,205
57,451		Aspen Insurance Holdings Ltd	1,612,650
15,688		Everest Re Group Ltd	1,704,344
80,359	e	Max Re Capital Ltd	2,274,160
156,190	e	Montpelier Re Holdings Ltd	2,895,763
69,524		PartnerRe Ltd	5,388,110
110,555		Platinum Underwriters Holdings Ltd	3,841,786
307,394	e	Radian Group, Inc	16,599,276
54,623		Travelers Cos, Inc/The	2,922,331
80,321		XL Capital Ltd (Class A)	6,770,257
		TOTAL INSURANCE CARRIERS	53,475,894

MISCELLANEOUS RETAIL - 0.67%
1,056,851	e*	Rite Aid Corp	6,742,709
		TOTAL MISCELLANEOUS RETAIL	6,742,709

MOTION PICTURES - 0.00%**
20		News Corp (Class A)	424
		TOTAL MOTION PICTURES	424

NONDEPOSITORY INSTITUTIONS - 1.97%
40,977		Capital One Financial Corp	3,214,236
248,415		Countrywide Financial Corp	9,029,885
106,803	*	Discover Financial Services	3,043,886
68,940		Fannie Mae	4,503,850
		TOTAL NONDEPOSITORY INSTITUTIONS	19,791,857

OIL AND GAS EXTRACTION - 3.52%
132,339		Anadarko Petroleum Corp	6,880,305
4,149	e	Equitable Resources, Inc	205,624

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE
276,739		Halliburton Co	$9,547,496
305,000	*	Integra Group Holdings (GDR)	5,551,000
133,000	*	KazMunaiGas Exploration Production (GDR)	2,904,720
1,745	e	Pogo Producing Co	88,629
269,782	e*	Pride International, Inc	10,106,034
		TOTAL OIL AND GAS EXTRACTION	35,283,808

PAPER AND ALLIED PRODUCTS - 1.43%
119,307		Anglo American plc	7,004,728
25,713		Kimberly-Clark Corp	1,719,943
10,183	*	Smurfit-Stone Container Corp	135,536
89,044		Temple-Inland, Inc	5,478,877
		TOTAL PAPER AND ALLIED PRODUCTS	14,339,084

PETROLEUM AND COAL PRODUCTS - 6.41%
33,170		Apache Corp	2,706,340
178,569		Chevron Corp	15,042,653
37,564		ConocoPhillips	2,948,774
191,092		Devon Energy Corp	14,960,593
73,939		EOG Resources, Inc	5,401,983
34,760		Marathon Oil Corp	2,084,210
248,703		Occidental Petroleum Corp	14,394,930
55,350		Petroleo Brasileiro S.A. (ADR)	6,712,295
		TOTAL PETROLEUM AND COAL PRODUCTS	64,251,778

PIPELINES, EXCEPT NATURAL GAS - 0.03%
12,081		Spectra Energy Corp	313,623
		TOTAL PIPELINES, EXCEPT NATURAL GAS	313,623

PRIMARY METAL INDUSTRIES - 0.55%
67,116	*	Alcan, Inc	5,475,128
		TOTAL PRIMARY METAL INDUSTRIES	5,475,128

REAL ESTATE - 0.60%
1,640,472	*	Unitech Corporate Parks plc	2,986,042
164,400		Urban Corp	2,986,133
		TOTAL REAL ESTATE	5,972,175

SECURITY AND COMMODITY BROKERS - 2.05%
91,384		Bear Stearns Cos, Inc	12,793,760
92,028		Morgan Stanley	7,719,309
		TOTAL SECURITY AND COMMODITY BROKERS	20,513,069

STONE, CLAY, AND GLASS PRODUCTS - 0.13%
40,135	e*	Owens Corning, Inc	1,349,740
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	1,349,740

TEXTILE MILL PRODUCTS - 0.29%
66,330		Oxford Industries, Inc	2,941,072
		TOTAL TEXTILE MILL PRODUCTS	2,941,072

TOBACCO PRODUCTS - 1.82%
260,279		Altria Group, Inc	18,255,969
		TOTAL TOBACCO PRODUCTS	18,255,969

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE
TRANSPORTATION BY AIR - 0.98%
93,778	e*	AMR Corp	$2,471,050
342,511	e*	JetBlue Airways Corp	4,024,504
81,261	e*	UAL Corp	3,298,384
		TOTAL TRANSPORTATION BY AIR	9,793,938

TRANSPORTATION EQUIPMENT - 1.49%
1,361,212	e*	Ford Motor Co	12,822,617
55,524	e	General Motors Corp	2,098,807
		TOTAL TRANSPORTATION EQUIPMENT	14,921,424

TRANSPORTATION SERVICES - 0.83%
309,284	e	UTI Worldwide, Inc	8,285,718
		TOTAL TRANSPORTATION SERVICES	8,285,718

WHOLESALE TRADE-DURABLE GOODS - 0.01%
5,846	e*	Solera Holdings, Inc	113,294
		TOTAL WHOLESALE TRADE-DURABLE GOODS	113,294

		TOTAL COMMON STOCKS	945,260,630
		(Cost $867,496,597)

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 16.29%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 5.40%
$ 54,170,000		Federal Home Loan Bank (FHLB) 4.800%, 07/02/07	54,170,000

SHARES		COMPANY
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 10.89%
109,074,668		State Street Navigator Securities Lending Prime Portfolio	109,074,668

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $163,237,445)	163,244,668

		TOTAL PORTFOLIO - 110.63%
		(Cost $1,030,734,042)	1,108,505,298
		OTHER ASSETS & LIABILITIES, NET - (10.63)%	(106,507,775)

		NET ASSETS - 100.00%	$1,001,997,523

		ABBREVIATION:
		ADR - American Depositary Receipt
		GDR - Global Depositary Receipt

	*	Non-income producing.
	**	Percentage represents less than 0.01%.
	e	All or a portion of these securities are out on loan.
	g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold
		transaction exempt from registration to qualified institutional buyers.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
MID-CAP GROWTH FUND
STATEMENT OF INVESTMENTS (unaudited)
June 30, 2007

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.24%

AMUSEMENT AND RECREATION SERVICES - 0.64%
119,705	*	Activision, Inc	$2,234,892
		TOTAL AMUSEMENT AND RECREATION SERVICES	2,234,892

APPAREL AND ACCESSORY STORES - 1.02%
114,233		Ross Stores, Inc	3,518,376
		TOTAL APPAREL AND ACCESSORY STORES	3,518,376

APPAREL AND OTHER TEXTILE PRODUCTS - 2.58%
68,204	e	Guess ?, Inc	3,276,520
57,401	e	Polo Ralph Lauren Corp	5,631,612
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	8,908,132

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.88%
99,384	*	Copart, Inc	3,040,157
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	3,040,157

BUSINESS SERVICES - 9.43%
88,567	*	Adobe Systems, Inc	3,555,965
106,120	e*	Akamai Technologies, Inc	5,161,677
51,717	e*	Cavium Networks, Inc	1,169,839
24,946	e*	Cerner Corp	1,383,755
40,797	e*	Citrix Systems, Inc	1,373,635
31,511	*	Cognizant Technology Solutions Corp (Class A)	2,366,161
22,154	e*	DST Systems, Inc	1,754,818
25,906	e*	F5 Networks, Inc	2,088,024
75,841	e*	Focus Media Holding Ltd (ADR)	3,829,971
98,198	e*	H&E Equipment Services, Inc	2,724,013
44,948	e	Omnicom Group, Inc	2,378,648
243,640	e*	Sonus Networks, Inc	2,075,813
115,365	e*	Sybase, Inc	2,756,070
		TOTAL BUSINESS SERVICES	32,618,389

CHEMICALS AND ALLIED PRODUCTS - 4.85%
52,896	e*	Abraxis BioScience, Inc	1,175,878
25,960		Air Products & Chemicals, Inc	2,086,405
37,851	e	Church & Dwight Co, Inc	1,834,259
91,918		Ecolab, Inc	3,924,899
59,619	*	Hospira, Inc	2,327,526
31,158	e	Shire plc (ADR)	2,309,743
82,788	*	VCA Antech, Inc	3,120,280
		TOTAL CHEMICALS AND ALLIED PRODUCTS	16,778,990

COAL MINING - 1.01%
76,022	e	Consol Energy, Inc	3,505,374
		TOTAL COAL MINING	3,505,374

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE
COMMUNICATIONS - 4.64%
102,699	*	American Tower Corp (Class A)	$4,313,358
116,030	e*	Aruba Networks, Inc	2,332,203
85,086	e*	Crown Castle International Corp	3,086,069
96,733	e*	NeuStar, Inc (Class A)	2,802,355
43,414	*	NII Holdings, Inc	3,505,246
		TOTAL COMMUNICATIONS	16,039,231

DEPOSITORY INSTITUTIONS - 0.57%
70,843	e	TCF Financial Corp	1,969,435
		TOTAL DEPOSITORY INSTITUTIONS	1,969,435

EATING AND DRINKING PLACES - 1.94%
47,084	e*	Chipotle Mexican Grill, Inc (Class A)	4,015,324
82,538		Yum! Brands, Inc	2,700,643
		TOTAL EATING AND DRINKING PLACES	6,715,967

ELECTRIC, GAS, AND SANITARY SERVICES - 3.04%
39,783		Constellation Energy Group, Inc	3,467,884
180,592	e*	Covanta Holding Corp	4,451,593
62,521	e*	NRG Energy, Inc	2,598,998
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	10,518,475

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 11.18%
70,545		Analog Devices, Inc	2,655,314
155,686	*	Fairchild Semiconductor International, Inc	3,007,854
37,276	e	Harris Corp	2,033,406
67,177	e*	JA Solar Holdings Co Ltd (ADR)	2,265,880
41,754	e	L-3 Communications Holdings, Inc	4,066,422
76,586		Maxim Integrated Products, Inc	2,558,738
58,986	e*	MEMC Electronic Materials, Inc	3,605,224
57,973		Microchip Technology, Inc	2,147,320
108,257	*	Network Appliance, Inc	3,161,104
103,106	*	Nvidia Corp	4,259,309
129,219	*	Polycom, Inc	4,341,758
97,778	*	Starent Networks Corp	1,437,337
54,128	*	Thomas & Betts Corp	3,139,424
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	38,679,090

ENGINEERING AND MANAGEMENT SERVICES - 2.78%
81,071	e*	Jacobs Engineering Group, Inc	4,662,393
126,382		Paychex, Inc	4,944,064
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	9,606,457

FOOD AND KINDRED PRODUCTS - 1.72%
54,999	e*	Hansen Natural Corp	2,363,857
93,534	e	McCormick & Co, Inc	3,571,128
		TOTAL FOOD AND KINDRED PRODUCTS	5,934,985

FURNITURE AND HOME FURNISHINGS STORES - 1.21%
107,248	e*	GameStop Corp (Class A)	4,193,397
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	4,193,397

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE
GENERAL MERCHANDISE STORES - 1.62%
32,164		JC Penney Co, Inc	$2,328,030
118,994		TJX Cos, Inc	3,272,335
		TOTAL GENERAL MERCHANDISE STORES	5,600,365

HEALTH SERVICES - 1.22%
64,515		Manor Care, Inc	4,212,184
		TOTAL HEALTH SERVICES	4,212,184

HOLDING AND OTHER INVESTMENT OFFICES - 2.68%
23,260		iShares Russell Midcap Growth Index Fund	2,649,547
98,509	e	iStar Financial, Inc	4,366,904
27,340	e	Macerich Co	2,253,363
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	9,269,814

HOTELS AND OTHER LODGING PLACES - 2.48%
161,559		Hilton Hotels Corp	5,407,380
38,199	e*	MGM Mirage	3,150,654
		TOTAL HOTELS AND OTHER LODGING PLACES	8,558,034

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.84%
92,033	*	AuthenTec, Inc	952,542
32,737	e	Flowserve Corp	2,343,969
121,428		International Game Technology	4,820,692
65,762	e*	Netgear, Inc	2,383,873
63,561	e*	Riverbed Technology, Inc	2,785,243
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	13,286,319

INSTRUMENTS AND RELATED PRODUCTS - 9.31%
60,432	*	Agilent Technologies, Inc	2,323,006
91,362		Allergan, Inc	5,266,106
29,673		Bard (C.R.), Inc	2,451,880
46,785	*	Hologic, Inc	2,587,678
36,265	e*	Intuitive Surgical, Inc	5,032,494
60,594	e*	Resmed, Inc	2,500,108
36,857		Rockwell Collins, Inc	2,603,578
91,604	*	St. Jude Medical, Inc	3,800,650
66,178	*	Thermo Electron Corp	3,422,726
68,086	e*	Trimble Navigation Ltd	2,192,369
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	32,180,595

INSURANCE CARRIERS - 0.35%
58,362	e*	First Mercury Financial Corp	1,223,851
		TOTAL INSURANCE CARRIERS	1,223,851

LEATHER AND LEATHER PRODUCTS - 0.99%
72,423	*	Coach, Inc	3,432,126
		TOTAL LEATHER AND LEATHER PRODUCTS	3,432,126

METAL MINING - 1.79%
39,618		Freeport-McMoRan Copper & Gold, Inc (Class B)	3,281,163
30,697	e	Southern Copper Corp	2,893,499
		TOTAL METAL MINING	6,174,662

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE
MISCELLANEOUS RETAIL - 1.10%
54,667	e*	Nutri/System, Inc	$3,817,943
		TOTAL MISCELLANEOUS RETAIL	3,817,943

MOTION PICTURES - 0.87%
104,617	e*	DreamWorks Animation SKG, Inc (Class A)	3,017,154
		TOTAL MOTION PICTURES	3,017,154

NONDEPOSITORY INSTITUTIONS - 1.05%
33,134		Textron, Inc	3,648,385
		TOTAL NONDEPOSITORY INSTITUTIONS	3,648,385

OIL AND GAS EXTRACTION - 7.97%
103,438	e*	Denbury Resources, Inc	3,878,925
72,141		Equitable Resources, Inc	3,575,308
49,725	e*	National Oilwell Varco, Inc	5,183,334
23,185		Noble Corp	2,261,001
71,469		Saipem S.p.A.	2,438,554
68,682	e	Smith International, Inc	4,027,512
55,631	e*	Southwestern Energy Co	2,475,580
62,111		XTO Energy, Inc	3,732,871
		TOTAL OIL AND GAS EXTRACTION	27,573,085

PRIMARY METAL INDUSTRIES - 2.29%
38,573		Precision Castparts Corp	4,681,219
101,912	e*	Titanium Metals Corp	3,250,993
		TOTAL PRIMARY METAL INDUSTRIES	7,932,212

PRINTING AND PUBLISHING - 0.68%
34,717		McGraw-Hill Cos, Inc	2,363,533
		TOTAL PRINTING AND PUBLISHING	2,363,533

REAL ESTATE - 2.38%
133,356	e*	CB Richard Ellis Group, Inc (Class A)	4,867,494
54,643	e	Forest City Enterprises, Inc (Class A)	3,359,452
		TOTAL REAL ESTATE	8,226,946

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.87%
86,072	e*	Goodyear Tire & Rubber Co	2,991,863
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	2,991,863

SECURITY AND COMMODITY BROKERS - 3.88%
4,854		Chicago Mercantile Exchange Holdings, Inc	2,593,783
47,699	e	Fortress Investment Group LLC (Class A)	1,136,190
29,650	e*	GFI Group, Inc	2,149,032
17,897	e*	IntercontinentalExchange, Inc	2,646,071
31,264	e	Lazard Ltd (Class A)	1,407,818
67,310		T Rowe Price Group, Inc	3,492,716
		TOTAL SECURITY AND COMMODITY BROKERS	13,425,610

SPECIAL TRADE CONTRACTORS - 0.73%
81,897	e*	Quanta Services, Inc	2,511,781
		TOTAL SPECIAL TRADE CONTRACTORS	2,511,781

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE
TRANSPORTATION EQUIPMENT - 0.79%
39,744		ITT Industries, Inc	$2,713,720
		TOTAL TRANSPORTATION EQUIPMENT	2,713,720

WATER TRANSPORTATION - 1.04%
86,980	e	Genco Shipping & Trading Ltd	3,588,795
		TOTAL WATER TRANSPORTATION	3,588,795

WHOLESALE TRADE-DURABLE GOODS - 2.64%
81,087	*	Cytyc Corp	3,495,661
152,913	*	RSC Holdings, Inc	3,058,260
42,848	e*	WESCO International, Inc	2,590,162
		TOTAL WHOLESALE TRADE-DURABLE GOODS	9,144,083

WHOLESALE TRADE-NONDURABLE GOODS - 1.18%
39,059		Wimm-Bill-Dann Foods OJSC (ADR)	4,062,525
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	4,062,525

		TOTAL COMMON STOCKS
		(Cost $285,180,732)	343,216,932

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 28.29%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.28%
$ 980,000		Federal Home Loan Bank, 07/02/07	980,000
SHARES		COMPANY
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 28.01%
96,872,988		State Street Navigator Securities Lending Prime Portfolio	96,872,988

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $97,852,857)	97,852,988

		TOTAL PORTFOLIO - 127.53%
		(Cost $383,033,589)	441,069,920
		OTHER ASSETS & LIABILITIES, NET - (27.53)%	(95,221,630)

		NET ASSETS - 100.00%	$345,848,290

		ABBREVIATION:
		ADR - American Depositary Receipt

	*	Non-income producing.
	e	All or a portion of these securities are out on loan.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
MID-CAP VALUE FUND
STATEMENT OF INVESTMENTS (unaudited)
June 30, 2007

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.61%

AMUSEMENT AND RECREATION SERVICES - 0.29%
42,000	e*	Penn National Gaming, Inc	$2,523,780
		TOTAL AMUSEMENT AND RECREATION SERVICES	2,523,780

APPAREL AND OTHER TEXTILE PRODUCTS - 0.47%
108,000		Liz Claiborne, Inc	4,028,400
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	4,028,400

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.27%
95,000		Asbury Automotive Group, Inc	2,370,250
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	2,370,250

BUSINESS SERVICES - 4.59%
69,000	*	Affiliated Computer Services, Inc (Class A)	3,913,680
41,000		Automatic Data Processing, Inc	1,987,270
71,000	e*	CACI International, Inc (Class A)	3,468,350
202,000	e*	Computer Sciences Corp	11,948,300
90,000	e*	DynCorp International, Inc (Class A)	1,979,100
350,000	e*	Earthlink, Inc	2,614,500
136,000		Electronic Data Systems Corp	3,771,280
128,000		First Data Corp	4,181,760
150,000	e*	Juniper Networks, Inc	3,775,500
264,000	*	Novell, Inc	2,056,560
		TOTAL BUSINESS SERVICES	39,696,300

CHEMICALS AND ALLIED PRODUCTS - 6.65%
37,000	*	Agrium, Inc	1,621,713
152,000		Alberto-Culver Co	3,605,440
53,000		Clorox Co	3,291,300
165,000	e	Cytec Industries, Inc	10,522,050
86,000	e*	Invitrogen Corp	6,342,500
141,000	*	Keryx Biopharmaceuticals, Inc	1,377,570
188,000		Methanex Corp	4,666,247
159,000		PPG Industries, Inc	12,101,490
93,000	e	Rohm & Haas Co	5,085,240
49,000	e	Sherwin-Williams Co	3,257,030
45,000	e	Sigma-Aldrich Corp	1,920,150
114,000	e*	Theravance, Inc	3,648,000
		TOTAL CHEMICALS AND ALLIED PRODUCTS	57,438,730

COAL MINING - 0.42%
40,000	e	Arch Coal, Inc	1,392,000
46,000	e	Peabody Energy Corp	2,225,480
		TOTAL COAL MINING	3,617,480

COMMUNICATIONS - 2.17%
50,000	*	Cablevision Systems Corp (Class A)	1,809,500
55,000		CenturyTel, Inc	2,697,750
292,976	e*	Crown Media Holdings, Inc (Class A)	2,109,427

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE
23,000	*	EchoStar Communications Corp (Class A)	$997,510
54,000	*	Liberty Media Corp - Capital (Series A)	6,354,720
72,000		Manitoba Telecom Services, Inc	3,169,284
50,000	e*	MetroPCS Communications, Inc	1,652,000
		TOTAL COMMUNICATIONS	18,790,191

DEPOSITORY INSTITUTIONS - 7.20%
132,000		Astoria Financial Corp	3,305,280
84,000		Bank of New York Co	3,480,960
198,000		Colonial Bancgroup, Inc	4,944,060
50,000	e	Compass Bancshares, Inc	3,449,000
24,000		Cullen/Frost Bankers, Inc	1,283,280
89,000	e	First Horizon National Corp	3,471,000
116,000		Greater Bay Bancorp	3,229,440
850,000		Hudson City Bancorp, Inc	10,387,000
89,000		Marshall & Ilsley Corp	4,239,070
77,000	e	Northern Trust Corp	4,946,480
33,000	e	PNC Financial Services Group, Inc	2,362,140
103,162	e	South Financial Group, Inc	2,335,588
310,000	e	TCF Financial Corp	8,618,000
159,000	e	Valley National Bancorp	3,575,910
70,000		Western Union Co	1,458,100
15,000		Zions Bancorporation	1,153,650
		TOTAL DEPOSITORY INSTITUTIONS	62,238,958

EATING AND DRINKING PLACES - 0.96%
188,000	e	Darden Restaurants, Inc	8,270,120
		TOTAL EATING AND DRINKING PLACES	8,270,120

ELECTRIC, GAS, AND SANITARY SERVICES - 12.01%
43,000	*	Allegheny Energy, Inc	2,224,820
395,000	*	Allied Waste Industries, Inc	5,316,700
137,000		American Electric Power Co, Inc	6,170,480
112,000		Constellation Energy Group, Inc	9,763,040
165,000	e	DPL, Inc	4,676,100
89,000	e	Edison International	4,994,680
52,000		Energen Corp	2,856,880
62,000		Entergy Corp	6,655,700
29,000		FirstEnergy Corp	1,877,170
128,000		Fortum Oyj	3,999,678
156,600	e	Integrys Energy Group, Inc	7,944,318
71,000	*	Mirant Corp	3,028,150
238,000	e	NorthWestern Corp	7,570,780
186,000	e*	NRG Energy, Inc	7,732,020
195,000		Pepco Holdings, Inc	5,499,000
159,000	e	PPL Corp	7,439,610
123,000	e	Questar Corp	6,500,550
118,000		Southern Union Co	3,845,620
63,000		Williams Cos, Inc	1,992,060
183,000		Xcel Energy, Inc	3,746,010
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	103,833,366

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 4.13%
100,000	e	Alcatel S.A. (ADR)	1,400,000
106,000	e*	Cree, Inc	2,740,100
239,000	*	Fairchild Semiconductor International, Inc	4,617,480
220,000	*	Gemstar-TV Guide International, Inc	1,082,400

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE
187,000	e*	Infineon Technologies AG. (ADR)	$3,091,110
97,500	e	L-3 Communications Holdings, Inc	9,495,525
280,800	e*	LSI Logic Corp	2,108,808
91,123	e*	Ocean Power Technologies, Inc	1,443,388
440,000	*	Tellabs, Inc	4,734,400
45,000	e	Whirlpool Corp	5,004,000
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	35,717,211

ENGINEERING AND MANAGEMENT SERVICES - 1.03%
75,000	*	KBR, Inc	1,967,250
27,000	*	McDermott International, Inc	2,244,240
102,000	e*	Shaw Group, Inc	4,721,580
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	8,933,070

FABRICATED METAL PRODUCTS - 1.48%
90,000		Ball Corp	4,785,300
321,000	*	Crown Holdings, Inc	8,015,370
		TOTAL FABRICATED METAL PRODUCTS	12,800,670

FOOD AND KINDRED PRODUCTS - 1.97%
125,000		Del Monte Foods Co	1,520,000
42,000		Hershey Co	2,126,040
66,000		Pepsi Bottling Group, Inc	2,222,880
361,000	e*	Smithfield Foods, Inc	11,115,190
		TOTAL FOOD AND KINDRED PRODUCTS	16,984,110

FOOD STORES - 1.36%
292,000		Kroger Co	8,213,960
76,000		Supervalu, Inc	3,520,320
		TOTAL FOOD STORES	11,734,280

FORESTRY - 0.30%
58,000	e	Rayonier, Inc	2,618,120
		TOTAL FORESTRY	2,618,120

FURNITURE AND HOMEFURNISHINGS STORES - 0.21%
18,000	e*	Mohawk Industries, Inc	1,814,220
		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	1,814,220

GENERAL MERCHANDISE STORES - 0.73%
31,500		JC Penney Co, Inc	2,279,970
102,000		Macy's, Inc	4,057,560
		TOTAL GENERAL MERCHANDISE STORES	6,337,530

HEALTH SERVICES - 1.24%
29,500	e*	Coventry Health Care, Inc	1,700,675
63,500	*	DaVita, Inc	3,421,380
204,000	e*	Healthsouth Corp	3,694,440
23,500	*	WellPoint, Inc	1,876,005
		TOTAL HEALTH SERVICES	10,692,500

HEAVY CONSTRUCTION, EXCEPT BUILDING - 1.85%
108,500		Bouygues S.A.	9,090,702
92,000	e	Vinci S.A.	6,866,612
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	15,957,314

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE
HOLDING AND OTHER INVESTMENT OFFICES - 10.50%
95,000	e	Archstone-Smith Trust	$5,615,450
45,500		Boston Properties, Inc	4,646,915
35,000		Camden Property Trust	2,343,950
60,000		CBL & Associates Properties, Inc	2,163,000
45,000	e	Douglas Emmett, Inc	1,113,300
50,000		Equity Residential	2,281,500
90,000		General Growth Properties, Inc	4,765,500
80,000	e	Glimcher Realty Trust	2,000,000
61,329	g,m,v*	GSC Capital Corp	507,191
165,000		iShares Russell 1000 Value Index Fund	14,312,100
100,000		iShares Russell Midcap Value Index Fund	15,746,000
91,000		iStar Financial, Inc	4,034,030
75,000		Kimco Realty Corp	2,855,250
32,000	e	Mack-Cali Realty Corp	1,391,680
47,000		Pennsylvania Real Estate Investment Trust	2,083,510
127,000	e	Plum Creek Timber Co, Inc	5,290,820
47,000	e	Post Properties, Inc	2,450,110
89,000		Prologis	5,064,100
31,500		Public Storage, Inc	2,419,830
90,000		Taubman Centers, Inc	4,464,900
47,500	e	Vornado Realty Trust	5,217,400
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	90,766,536

HOTELS AND OTHER LODGING PLACES - 3.38%
90,500		Accor S.A.	8,000,270
195,000		Hilton Hotels Corp	6,526,650
41,000	e*	MGM Mirage	3,381,680
115,000	e	Orient-Express Hotels Ltd (Class A)	6,141,000
77,000		Starwood Hotels & Resorts Worldwide, Inc	5,164,390
		TOTAL HOTELS AND OTHER LODGING PLACES	29,213,990

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.99%
52,000	e	Curtiss-Wright Corp	2,423,720
33,000		Deere & Co	3,984,420
39,000		Watsco, Inc	2,121,600
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	8,529,740

INSTRUMENTS AND RELATED PRODUCTS - 3.52%
61,000	e*	Agilent Technologies, Inc	2,344,840
83,000	e	Cooper Cos, Inc	4,425,560
30,500	*	Mettler-Toledo International, Inc	2,913,055
240,000	*	Thermo Electron Corp	12,412,800
25,000	e*	Waters Corp	1,484,000
369,000	e*	Xerox Corp	6,819,120
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	30,399,375

INSURANCE AGENTS, BROKERS AND SERVICE - 0.92%
112,000		AON Corp	4,772,320
32,500		Hartford Financial Services Group, Inc	3,201,575
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	7,973,895

INSURANCE CARRIERS - 5.54%
99,300		ACE Ltd	6,208,236
68,000		Aetna, Inc	3,359,200
80,000	e	Axis Capital Holdings Ltd	3,252,000
46,000	e	CNA Financial Corp	2,193,740
263,000	e*	Conseco, Inc	5,494,070

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE
48,000		Everest Re Group Ltd	$5,214,720
127,000		Genworth Financial, Inc (Class A)	4,368,800
76,000	e	Max Re Capital Ltd	2,150,800
48,000	e	OneBeacon Insurance Group Ltd	1,215,840
36,000	e	PartnerRe Ltd	2,790,000
127,000	e	Radian Group, Inc	6,858,000
18,000		Safeco Corp	1,120,680
43,000		XL Capital Ltd (Class A)	3,624,470
		TOTAL INSURANCE CARRIERS	47,850,556

METAL MINING - 0.92%
57,000	e	Compania de Minas Buenaventura S.A. (ADR)	2,135,220
178,000	*	LionOre Mining International Ltd	4,670,359
100,000	e*	Stillwater Mining Co	1,101,000
		TOTAL METAL MINING	7,906,579

MISCELLANEOUS RETAIL - 1.42%
80,000	e	Barnes & Noble, Inc	3,077,600
67,000		Compagnie Financiere Richemont AG.	4,004,675
391,000	e*	Rite Aid Corp	2,494,580
15,700	*	Sears Holdings Corp	2,661,150
		TOTAL MISCELLANEOUS RETAIL	12,238,005

MOTION PICTURES - 0.65%
50,000	e	CBS Corp (Class B)	1,666,000
112,000	*	Discovery Holding Co (Class A)	2,574,880
64,000	e	Regal Entertainment Group (Class A)	1,403,520
		TOTAL MOTION PICTURES	5,644,400

NONDEPOSITORY INSTITUTIONS - 0.53%
84,000		CIT Group, Inc	4,605,720
		TOTAL NONDEPOSITORY INSTITUTIONS	4,605,720

OIL AND GAS EXTRACTION - 1.85%
23,000	*	Cameron International Corp	1,643,810
34,000		ENSCO International, Inc	2,074,340
89,000	e*	Forest Oil Corp	3,761,140
49,000	e*	Helix Energy Solutions Group, Inc	1,955,590
92,000	e*	Pride International, Inc	3,446,320
44,000	e	Tidewater, Inc	3,118,720
		TOTAL OIL AND GAS EXTRACTION	15,999,920

PAPER AND ALLIED PRODUCTS - 3.17%
195,000		Anglo American plc	11,448,800
132,000	e	Bowater, Inc	3,293,400
147,000		Greif, Inc (Class A)	8,762,670
64,000	e	Temple-Inland, Inc	3,937,920
		TOTAL PAPER AND ALLIED PRODUCTS	27,442,790

PETROLEUM AND COAL PRODUCTS - 2.39%
132,000		Cabot Oil & Gas Corp	4,868,160
67,000		Hess Corp	3,950,320
52,000	*	Newfield Exploration Co	2,368,600
121,000		Noble Energy, Inc	7,549,190
24,000		Sunoco, Inc	1,912,320
		TOTAL PETROLEUM AND COAL PRODUCTS	20,648,590

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE
PRIMARY METAL INDUSTRIES - 1.35%
12,000	e	Carpenter Technology Corp	$1,563,720
39,500		Precision Castparts Corp	4,793,720
22,000	*	RTI International Metals, Inc	1,658,140
11,500	e	Vallourec	3,676,848
		TOTAL PRIMARY METAL INDUSTRIES	11,692,428

PRINTING AND PUBLISHING - 1.64%
71,500		Gannett Co, Inc	3,928,925
65,000		Meredith Corp	4,004,000
83,000	e*	R.H. Donnelley Corp	6,289,740
		TOTAL PRINTING AND PUBLISHING	14,222,665

RAILROAD TRANSPORTATION - 0.64%
80,000		CSX Corp	3,606,400
36,000		Norfolk Southern Corp	1,892,520
		TOTAL RAILROAD TRANSPORTATION	5,498,920

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.76%
222,000		Newell Rubbermaid, Inc	6,533,460
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	6,533,460

SECURITY AND COMMODITY BROKERS - 1.11%
23,500	e	Bear Stearns Cos, Inc	3,290,000
71,000		Charles Schwab Corp	1,456,920
40,000	*	E*Trade Financial Corp	883,600
93,000		Jefferies Group, Inc	2,509,140
57,000		Waddell & Reed Financial, Inc (Class A)	1,482,570
		TOTAL SECURITY AND COMMODITY BROKERS	9,622,230

STONE, CLAY, AND GLASS PRODUCTS - 0.14%
34,576	e*	Owens Corning, Inc	1,162,791
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	1,162,791

TOBACCO PRODUCTS - 1.64%
102,000		Loews Corp (Carolina Group)	7,881,540
71,000	e	Reynolds American, Inc	4,629,200
75,000	e	Vector Group Ltd	1,689,750
		TOTAL TOBACCO PRODUCTS	14,200,490

TRANSPORTATION BY AIR - 1.49%
107,000	e*	AMR Corp	2,819,450
30,000	e*	Continental Airlines, Inc (Class B)	1,016,100
235,000	*	easyJet plc	2,461,192
162,000	e*	UAL Corp	6,575,580
		TOTAL TRANSPORTATION BY AIR	12,872,322

TRANSPORTATION EQUIPMENT - 3.77%
112,000		Autoliv, Inc	6,369,440
17,000		Empresa Brasileira de Aeronautica S.A. (ADR)	819,570
415,000	e*	Ford Motor Co	3,909,300
20,500		General Dynamics Corp	1,603,510
97,000	e	Group 1 Automotive, Inc	3,912,980
39,000	e	Harsco Corp	2,028,000
82,800		ITT Industries, Inc	5,653,584
138,139	*	Spirit Aerosystems Holdings, Inc (Class A)	4,979,911

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE
89,000	e*	TRW Automotive Holdings Corp	$3,277,870
		TOTAL TRANSPORTATION EQUIPMENT	32,554,165

WATER TRANSPORTATION - 0.63%
127,000		Danaos Corp	3,994,150
68,000	e	Omega Navigation Enterprises, Inc (Class A)	1,479,000
		TOTAL WATER TRANSPORTATION	5,473,150

WHOLESALE TRADE-NONDURABLE GOODS - 1.33%
59,000		Akzo Nobel NV (ADR)	5,063,970
76,000	e	Dean Foods Co	2,422,120
97,000	e	Macquarie Infrastructure Co LLC	4,023,562
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	11,509,652

		TOTAL COMMON STOCKS
		(Cost $752,091,237)	860,958,969

SHORT-TERM INVESTMENTS - 20.45%
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 20.45%
176,775,323		State Street Navigator Securities Lending Prime Portfolio	176,775,323

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $176,775,323)	176,775,323

		TOTAL PORTFOLIO - 120.06%
		(Cost $928,866,560)	1,037,734,292
		OTHER ASSETS & LIABILITIES, NET - (20.06)%	(173,356,051)

		NET ASSETS - 100.00%	$864,378,241

		ABBREVIATION:
		ADR - American Depositary Receipt

	*	Non-income producing.
	e	All or a portion of these securities are out on loan.
	g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in
		transaction exempt from registration to qualified institutional buyers.
		At June 30, 2007, the value of these securities amounted to $507,191 or 0.06% of net assets.
	m	Indicates a security has been deemed illiquid.
	v	Security valued at fair value.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
SMALL-CAP EQUITY FUND
STATEMENT OF INVESTMENTS (unaudited)
June 30, 2007

SHARES		COMPANY	VALUE

COMMON STOCKS - 97.62%

AMUSEMENT AND RECREATION SERVICES - 0.62%
357		Dover Downs Gaming & Entertainment, Inc	$5,359
129,000	e*	Leapfrog Enterprises, Inc	1,322,250
34,988	*	Live Nation, Inc	783,031
67,609	*	Magna Entertainment Corp	197,418
13,821	e	Speedway Motorsports, Inc	552,564
58,749	e*	Westwood One, Inc	422,405
		TOTAL AMUSEMENT AND RECREATION SERVICES	3,283,027

APPAREL AND ACCESSORY STORES - 1.92%
98,200		Brown Shoe Co, Inc	2,388,224
44,828		Cato Corp (Class A)	983,526
88,141	e*	Charlotte Russe Holding, Inc	2,368,349
89,919	e*	Dress Barn, Inc	1,845,138
79,897	d*	Payless Shoesource, Inc	2,520,750
		TOTAL APPAREL AND ACCESSORY STORES	10,105,987

APPAREL AND OTHER TEXTILE PRODUCTS - 0.87%
64,463	*	Gymboree Corp	2,540,487
89,300	*	Maidenform Brands, Inc	1,773,498
4,391		Phillips-Van Heusen Corp	265,963
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	4,579,948

AUTO REPAIR, SERVICES AND PARKING - 0.00%**
664	*	Wright Express Corp	22,755
		TOTAL AUTO REPAIR, SERVICES AND PARKING	22,755

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.37%
77,200		Asbury Automotive Group, Inc	1,926,140
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	1,926,140

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.00%**
265	e*	Central Garden & Pet Co	3,249
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	3,249

BUSINESS SERVICES - 11.66%
593,869	*	3Com Corp	2,452,679
89,732		ABM Industries, Inc	2,315,983
133,911	e*	Actuate Corp	909,256
64,065		Administaff, Inc	2,145,537
103,200	*	AMN Healthcare Services, Inc	2,270,400
1	*	Art Technology Group, Inc	3
20,578	e	Asset Acceptance Capital Corp	364,231
20,804	*	BISYS Group, Inc	246,111
24,100	*	CACI International, Inc (Class A)	1,177,285
13,458		Catalina Marketing Corp	423,927

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
79,015	e*	CBIZ, Inc	$580,760
1,035,249	*	CMGI, Inc	2,018,736
11,314	e*	Commvault Systems, Inc	195,393
96,746	*	COMSYS IT Partners, Inc	2,206,776
49,273	e*	Covansys Corp	1,671,833
91,307	e*	CSG Systems International, Inc	2,420,549
30,683		Deluxe Corp	1,246,037
7,543	*	Digital River, Inc	341,321
144,577	*	Earthlink, Inc	1,079,990
102,238	e*	eSpeed, Inc (Class A)	883,336
39,845	*	Gerber Scientific, Inc	462,999
21,169	*	Heidrick & Struggles International, Inc	1,084,700
14,313	e*	ICT Group, Inc	267,796
60,656	*	Informatica Corp	895,889
876		Infospace, Inc	20,332
300	e	Integral Systems, Inc	7,293
23,923	e*	Interactive Intelligence, Inc	492,814
12,473	e*	Internap Network Services Corp	179,861
11,075		Kelly Services, Inc (Class A)	304,120
33,875	*	Kforce, Inc	541,323
7,252	*	Korn/Ferry International	190,438
94,557	*	Labor Ready, Inc	2,185,212
14,544	*	Manhattan Associates, Inc	405,923
47,838	*	Mantech International Corp (Class A)	1,474,846
18,481	e*	Mentor Graphics Corp	243,395
14,266	*	MicroStrategy, Inc (Class A)	1,347,994
122,613	*	MPS Group, Inc	1,639,336
20,600	*	Ness Technologies, Inc	268,006
16,400	e*	NetFlix, Inc	317,996
36		NIC, Inc	246
24,280	*	Parametric Technology Corp	524,691
60,692	e*	PRA International	1,535,508
11,160	*	Progress Software Corp	354,776
26,541	*	RealNetworks, Inc	216,840
113,275	*	S1 Corp	905,067
12,712		Sotheby's	585,006
103,114	*	Spherion Corp	968,240
24,284	e*	SPSS, Inc	1,071,896
10,500	*	SRA International, Inc (Class A)	265,230
117,068	*	Sybase, Inc	2,796,755
84,290	*	SYKES Enterprises, Inc	1,600,667
64,500	e*	SYNNEX Corp	1,329,345
14,300	e*	Take-Two Interactive Software, Inc	285,571
15,320	*	TeleTech Holdings, Inc	497,594
19,858	e	TheStreet.com, Inc	216,055
79,760	*	THQ, Inc	2,434,275
157,887	*	TIBCO Software, Inc	1,428,877
1,938	*	Transaction Systems Architects, Inc	65,233
55,047	e*	Travelzoo, Inc	1,463,700
70,300	*	Valueclick, Inc	2,071,038
59,849		Viad Corp	2,523,832
19,050	*	Vignette Corp	364,998
21,400	*	Volt Information Sciences, Inc	394,616

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
28,622	*	Wind River Systems, Inc	$314,842
		TOTAL BUSINESS SERVICES	61,495,314

CHEMICALS AND ALLIED PRODUCTS - 6.27%
12,000	e*	Acorda Therapeutics, Inc	204,720
7,363	e*	Adams Respiratory Therapeutics, Inc	290,029
80,107	e*	Alkermes, Inc	1,169,562
7,800	e*	American Oriental Bioengineering, Inc	69,420
12,890		Arch Chemicals, Inc	452,955
28,010	e*	Aventine Renewable Energy Holdings, Inc	475,330
200	*	Bentley Pharmaceuticals, Inc	2,428
107,400		Cambrex Corp	1,425,198
1,600	e*	Cell Genesys, Inc	5,360
59,295		CF Industries Holdings, Inc	3,551,178
291	e*	Chattem, Inc	18,444
28,300	e*	Dendreon Corp	200,364
13,217	*	Digene Corp	793,681
15,444	e*	Elizabeth Arden, Inc	374,671
19,050	e*	Enzon Pharmaceuticals, Inc	149,543
34,498		H.B. Fuller Co	1,031,145
524	*	Hercules, Inc	10,297
21,798	*	Immucor, Inc	609,690
42,743	e*	Indevus Pharmaceuticals, Inc	287,660
87,495	e*	InterMune, Inc	2,269,620
18,321		Koppers Holdings, Inc	617,051
28,739	e*	KV Pharmaceutical Co (Class A)	782,850
2,138	*	Martek Biosciences Corp	55,524
48,671	e*	Medicines Co	857,583
27,452	*	MGI Pharma, Inc	614,101
42,253	e*	Nabi Biopharmaceuticals	194,364
42,592	*	NBTY, Inc	1,839,974
11,279	e	NewMarket Corp	545,565
28,899	*	OM Group, Inc	1,529,335
15,695	e*	OraSure Technologies, Inc	128,385
75,586	e*	OSI Pharmaceuticals, Inc	2,736,969
2,327	e*	Pain Therapeutics, Inc	20,268
1,607	*	Par Pharmaceutical Cos, Inc	45,366
1,003	e*	Parexel International Corp	42,186
54,865	e	Perrigo Co	1,074,257
30,402	e*	Pharmion Corp	880,138
27,519	e*	Pioneer Cos, Inc	945,828
193,435	*	PolyOne Corp	1,390,798
34,809	e*	Sciele Pharma, Inc	820,100
9,113		Stepan Co	275,942
320,555	e*	SuperGen, Inc	1,782,286
15,400	e*	USANA Health Sciences, Inc	688,996
69,565	e*	USEC, Inc	1,529,039
14,311		Valeant Pharmaceuticals International	238,851
2,043	e*	WR Grace & Co	50,033
		TOTAL CHEMICALS AND ALLIED PRODUCTS	33,077,084

COAL MINING - 0.29%
74,617	e*	Alpha Natural Resources, Inc	1,551,287
		TOTAL COAL MINING	1,551,287

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
COMMUNICATIONS - 3.82%
41,800	e*	Anixter International, Inc	$3,143,778
56,785	e	Atlantic Tele-Network, Inc	1,626,322
41,379	*	Authorize.Net Holdings, Inc	740,270
176,534	e*	Brightpoint, Inc	2,434,404
269	e*	Centennial Communications Corp	2,553
460,005	*	Cincinnati Bell, Inc	2,658,829
853	e	Citadel Broadcasting Corp	5,502
8,250	e	CT Communications, Inc	251,708
26,609	e	Entercom Communications Corp (Class A)	662,298
6,094	*	Eschelon Telecom, Inc	180,382
58,294	*	Foundry Networks, Inc	971,178
95,360	*	General Communication, Inc (Class A)	1,221,562
18,008	e*	j2 Global Communications, Inc	628,479
83,710	e*	Mastec, Inc	1,324,292
21,700	*	Nexstar Broadcasting Group, Inc (Class A)	285,138
110,877		RCN Corp	2,083,379
1,600	*	Rural Cellular Corp (Class A)	70,096
6,500	e*	TiVo, Inc	37,635
67,480		USA Mobility, Inc	1,805,765
		TOTAL COMMUNICATIONS	20,133,570

DEPOSITORY INSTITUTIONS - 6.82%
4,600		1st Source Corp	114,632
18,274	e	Ameris Bancorp	410,617
14,435	e	Anchor Bancorp Wisconsin, Inc	378,053
22,602		Bancfirst Corp	967,818
24,920	*	Bancorp, Inc	557,211
900		Bank Mutual Corp	10,377
16,800	e	BankAtlantic Bancorp, Inc (Class A)	144,648
178	e	BankUnited Financial Corp (Class A)	3,572
26,285		Banner Corp	895,267
5,874	e	Capitol Bancorp Ltd	160,536
61,518	e*	Centennial Bank Holdings, Inc	521,057
35,400	e	Center Financial Corp	598,968
13,075	e	Central Pacific Financial Corp	431,606
14,241	e	Chemical Financial Corp	368,415
19,738		Chittenden Corp	689,843
23,486		City Holding Co	900,218
12,862	e*	Community Bancorp	359,879
31,956	e	Community Trust Bancorp, Inc	1,032,179
27,083	e	Corus Bankshares, Inc	467,453
20,100	e*	Dollar Financial Corp	572,850
36,938	e	Downey Financial Corp	2,437,169
26,977		First Bancorp	296,477
17,970		First Charter Corp	349,876
565	e	First Financial Holdings, Inc	18,481
157,177	e	First Niagara Financial Group, Inc	2,059,019
9,937		First Place Financial Corp	209,869
12,064	e*	First Regional Bancorp	306,908
25,568	e*	FirstFed Financial Corp	1,450,473
23,700	e	Fremont General Corp	255,012
2	e	Fulton Financial Corp	29
54,424		Greater Bay Bancorp	1,515,164

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
1,421	e	Greene County Bancshares, Inc	$44,420
24,781	e	Hancock Holding Co	930,527
53,425	e	Hanmi Financial Corp	911,431
1,102	e	IBERIABANK Corp	54,494
23,217	e	Independent Bank Corp	399,565
586		Integra Bank Corp	12,581
30,872	e	Macatawa Bank Corp	491,174
34,688	e	Old National Bancorp	576,168
57,686	e	Oriental Financial Group, Inc	629,354
69,900		PFF Bancorp, Inc	1,952,307
1,050		Preferred Bank	42,000
31,509	e	Provident Bankshares Corp	1,032,865
41,227	e	Provident Financial Services, Inc	649,738
9,826	e	Renasant Corp	223,443
9,719	e	Sierra Bancorp	274,076
10,103	e	Simmons First National Corp (Class A)	278,742
56,389		Southwest Bancorp, Inc	1,355,592
3,450	e	Sterling Bancorp	55,304
78,938		Sterling Bancshares, Inc	892,789
24,939	e*	Sterling Financial Corp	262,358
600	e	Suffolk Bancorp	19,152
955	*	Sun Bancorp, Inc	16,111
68,228	e	Susquehanna Bancshares, Inc	1,526,260
40,124		Taylor Capital Group, Inc	1,104,614
13,188		TierOne Corp	396,959
2,200	e	Tompkins Trustco, Inc	82,280
1,700	e	Trico Bancshares	38,012
94,896	e	Trustmark Corp	2,454,011
7,508	e	Umpqua Holdings Corp	176,513
400	e	United Community Financial Corp	3,992
3,300	e	WesBanco, Inc	97,350
24,140	e	Wilshire Bancorp, Inc	294,025
3,895	e	Wintrust Financial Corp	170,796
		TOTAL DEPOSITORY INSTITUTIONS	35,932,679

EATING AND DRINKING PLACES - 2.02%
11,184		Bob Evans Farms, Inc	412,130
52,122		CBRL Group, Inc	2,214,143
11,089	*	CEC Entertainment, Inc	390,333
30,777		CKE Restaurants, Inc	617,694
13,163	e	Domino's Pizza, Inc	240,488
39,000	*	Jack in the Box, Inc	2,766,660
18,697	*	McCormick & Schmick's Seafood Restaurants, Inc	485,000
53,850		O'Charleys, Inc	1,085,616
77,468	e*	Papa John's International, Inc	2,227,980
137	e*	PF Chang's China Bistro, Inc	4,822
7,203	e	Ruby Tuesday, Inc	189,655
634	*	Ruth's Chris Steak House, Inc	10,772
		TOTAL EATING AND DRINKING PLACES	10,645,293

EDUCATIONAL SERVICES - 0.20%
30,385	e	DeVry, Inc	1,033,698
5	*	Lincoln Educational Services Corp	74
		TOTAL EDUCATIONAL SERVICES	1,033,772

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
ELECTRIC, GAS, AND SANITARY SERVICES - 4.65%
94,769		Avista Corp	$2,042,272
48,100	e	Black Hills Corp	1,911,975
49,724	e*	Clean Harbors, Inc	2,457,360
43,700	e	Idacorp, Inc	1,400,148
71,995	e	Laclede Group, Inc	2,295,201
10,600		Markwest Hydrocarbon, Inc	608,758
49,417		Metal Management, Inc	2,177,807
48,730	e	New Jersey Resources Corp	2,486,205
47,371	e	Nicor, Inc	2,033,163
13,936	e	NorthWestern Corp	443,304
85,162	e	Portland General Electric Co	2,336,845
20,633		Southwest Gas Corp	697,602
67,514		UIL Holdings Corp	2,234,713
42,008	e	WGL Holdings, Inc	1,371,141
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	24,496,494

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.08%
50,771	*	Adaptec, Inc	193,438
84,796	*	Advanced Energy Industries, Inc	1,921,477
25,173	*	Aeroflex, Inc	356,701
185,356	e*	Amkor Technology, Inc	2,919,357
62,847	*	Andrew Corp	907,511
156,219	*	Arris Group, Inc	2,747,892
39,724	*	Benchmark Electronics, Inc	898,557
12,666	e*	Ceradyne, Inc	936,777
6,381	*	Checkpoint Systems, Inc	161,120
53,310	e*	Comtech Telecommunications Corp	2,474,650
16,391	*	EMS Technologies, Inc	361,585
3,300	e*	First Solar, Inc	294,657
43,420	*	Gemstar-TV Guide International, Inc	213,626
7,650	*	Genlyte Group, Inc	600,831
10,100	*	GrafTech International Ltd	170,084
29,969	e*	Greatbatch, Inc	970,996
31,900		Imation Corp	1,175,834
7,329	e*	Interdigital Communications Corp	235,774
67,200	e*	Kemet Corp	473,760
4,265	e*	Lamson & Sessions Co	113,321
51,562	*	Mattson Technology, Inc	500,151
198	e*	Monolithic Power Systems, Inc	3,455
78,326	e*	MRV Communications, Inc	254,560
900	e*	Multi-Fineline Electronix, Inc	15,444
209,709	e*	ON Semiconductor Corp	2,248,080
74,248	*	Oplink Communications, Inc	1,113,720
71,428	e*	Plexus Corp	1,642,130
21,333	e	Regal-Beloit Corp	992,838
387,948	e*	RF Micro Devices, Inc	2,420,796
66,814	*	Silicon Image, Inc	573,264
124,200	*	Silicon Storage Technology, Inc	463,266
3,667	*	Stoneridge, Inc	45,251
21,500	e*	Supertex, Inc	673,810
56,473		Technitrol, Inc	1,619,081
27,289	e*	Trident Microsystems, Inc	500,753

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
4,273	*	Triquint Semiconductor, Inc	$21,621
40,289	e*	Utstarcom, Inc	226,021
14,500	*	Varian Semiconductor Equipment Associates, Inc	580,870
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	32,023,059

ENGINEERING AND MANAGEMENT SERVICES - 2.30%
10,899	e	CDI Corp	350,948
43,774		Diamond Management & Technology Consultants, Inc	577,817
23,147	*	Exelixis, Inc	280,079
89,434	*	Harris Interactive, Inc	478,472
85,891	e*	Incyte Corp	515,346
1,334	*	LECG Corp	20,157
55,718	e*	Lifecell Corp	1,701,628
51,481	e*	Luminex Corp	633,731
19,057	e*	MTC Technologies, Inc	468,040
2,671	e*	Myriad Genetics, Inc	99,334
8,246	e*	Omnicell, Inc	171,352
30,342	*	PharmaNet Development Group, Inc	967,303
26,032	e*	Regeneron Pharmaceuticals, Inc	466,493
2,610	*	Resources Connection, Inc	86,600
16,870	e*	Rigel Pharmaceuticals, Inc	150,312
39,400	e*	SAIC, Inc	711,958
117,615	e*	Savient Pharmaceuticals, Inc	1,460,778
66,099	*	Seattle Genetics, Inc	648,431
11,184	e*	Washington Group International, Inc	894,832
28,731		Watson Wyatt & Co Holdings (Class A)	1,450,341
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	12,133,952

FABRICATED METAL PRODUCTS - 0.85%
16,219		Compx International, Inc	300,052
62,892	e	Gulf Island Fabrication, Inc	2,182,352
32,132	e*	NCI Building Systems, Inc	1,585,072
10,400	e	Watts Water Technologies, Inc (Class A)	389,688
		TOTAL FABRICATED METAL PRODUCTS	4,457,164

FOOD AND KINDRED PRODUCTS - 0.87%
40,045		Flowers Foods, Inc	1,335,901
68,042	e	Imperial Sugar Co	2,095,013
35,731	e*	Performance Food Group Co	1,160,900
		TOTAL FOOD AND KINDRED PRODUCTS	4,591,814

FOOD STORES - 0.82%
49,242	e*	Pantry, Inc	2,270,056
4,318		Ruddick Corp	130,058
21,419	*	Wild Oats Markets, Inc	358,982
54,139	*	Winn-Dixie Stores, Inc	1,586,273
		TOTAL FOOD STORES	4,345,369

FURNITURE AND FIXTURES - 0.77%
48,219	e	Cal-Maine Foods, Inc	789,827
70,040		Herman Miller, Inc	2,213,264
15,638	e	Hooker Furniture Corp	350,917
4,000		Kimball International, Inc (Class B)	56,040

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
40,937	e*	Select Comfort Corp	$663,998
		TOTAL FURNITURE AND FIXTURES	4,074,046

FURNITURE AND HOME FURNISHINGS STORES - 0.41%
95,347		Knoll, Inc	2,135,773
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	2,135,773

GENERAL BUILDING CONTRACTORS - 0.55%
47,113	*	Perini Corp	2,898,863
		TOTAL GENERAL BUILDING CONTRACTORS	2,898,863

GENERAL MERCHANDISE STORES - 0.30%
40,568	*	Big Lots, Inc	1,193,511
14,300		Casey's General Stores, Inc	389,818
		TOTAL GENERAL MERCHANDISE STORES	1,583,329

HEALTH SERVICES - 0.49%
1,147	*	Amsurg Corp	27,689
17,316	*	Apria Healthcare Group, Inc	498,181
10,735	*	Corvel Corp	280,613
14,300	*	Healthsouth Corp	258,973
160,100	*	Immunomedics, Inc	664,415
190	e*	Kindred Healthcare, Inc	5,837
5,734	*	Magellan Health Services, Inc	266,459
3,283	*	Odyssey HealthCare, Inc	38,936
702	*	RehabCare Group, Inc	9,996
38,073	*	Sun Healthcare Group, Inc	551,678
		TOTAL HEALTH SERVICES	2,602,777

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.93%
42,078		Granite Construction, Inc	2,700,566
88,409	*	Matrix Service Co	2,196,964
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	4,897,530

HOLDING AND OTHER INVESTMENT OFFICES - 7.40%
77,652	e*	Affordable Residential Communities LP	917,847
8,600	e	Agree Realty Corp	268,750
204,190	e	Ashford Hospitality Trust, Inc	2,401,274
5,000		Associated Estates Realty Corp	77,950
25,716	e	Compass Diversified Trust	458,516
79,469		Cousins Properties, Inc	2,305,396
135,191		DiamondRock Hospitality Co	2,579,444
8,683	e	Equity Inns, Inc	194,499
41,700	e	Equity Lifestyle Properties, Inc	2,176,323
49,400		Extra Space Storage, Inc	815,100
108,432		FelCor Lodging Trust, Inc	2,822,485
4,729	e	Gladstone Capital Corp	101,484
47,956		Highland Hospitality Corp	920,755
3,682	e	Highwoods Properties, Inc	138,075
50,631		Home Properties, Inc	2,629,268
108,798		Innkeepers U.S.A. Trust	1,928,989
75,500		iShares Russell 2000 Index Fund	6,263,480
57,574		LaSalle Hotel Properties	2,499,863
1,731		Mid-America Apartment Communities, Inc	90,843
13,553	e	National Health Investors, Inc	429,901

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
26,047		Pennsylvania Real Estate Investment Trust	$1,154,664
60,639	e	Potlatch Corp	2,610,509
8,151		PS Business Parks, Inc	516,529
11,800		Saul Centers, Inc	535,130
300	e*	Star Maritime Acquisition Corp	3,678
11,300		Sun Communities, Inc	336,401
34,782		Sunstone Hotel Investors, Inc	987,461
65,522	e	Tanger Factory Outlet Centers, Inc	2,453,799
26,821	*	Winston Hotels, Inc	402,315
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	39,020,728

HOTELS AND OTHER LODGING PLACES - 0.12%
23,705	*	Monarch Casino & Resort, Inc	636,479
		TOTAL HOTELS AND OTHER LODGING PLACES	636,479

INDUSTRIAL MACHINERY AND EQUIPMENT - 4.51%
57,924	e	Ampco-Pittsburgh Corp	2,322,173
61,075	*	Asyst Technologies, Inc	441,572
14,785		Black Box Corp	611,803
246,182	e*	Brocade Communications Systems, Inc	1,925,143
137,842	*	Brooks Automation, Inc	2,501,832
12,000	*	Dril-Quip, Inc	539,400
111,511	*	Extreme Networks, Inc	451,620
139,300	e*	Gateway, Inc	221,487
6,043	*	Hurco Cos, Inc	302,029
34,080	e*	Intevac, Inc	724,541
2,311	e	Kaydon Corp	120,449
24,863	*	Kulicke & Soffa Industries, Inc	260,316
32,134		Lufkin Industries, Inc	2,074,250
25,228	*	Micros Systems, Inc	1,372,403
8,400		Nacco Industries, Inc (Class A)	1,306,116
54,600	*	NATCO Group, Inc (Class A)	2,513,784
11,100	e*	Netgear, Inc	402,375
49,446		Nordson Corp	2,480,211
32,524	e*	Oil States International, Inc	1,344,542
65,479		Palm, Inc	1,048,319
5,800	*	Rimage Corp	183,222
3,200		Robbins & Myers, Inc	170,016
56,100	e*	Safeguard Scientifics, Inc	157,641
18,460	e*	Tecumseh Products Co (Class A)	290,007
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	23,765,251

INSTRUMENTS AND RELATED PRODUCTS - 4.93%
5,753	e*	Affymetrix, Inc	143,192
7,792	*	Bio-Rad Laboratories, Inc (Class A)	588,841
246,439	*	Bruker BioSciences Corp	2,220,415
8,435	*	Coherent, Inc	257,352
4,870	*	Conmed Corp	142,594
17,700	e*	Credence Systems Corp	63,720
1,327		Datascope Corp	50,798
13,788	*	Eagle Test Systems, Inc	221,435
4,975	*	Esterline Technologies Corp	240,342
9,086	*	Excel Technology, Inc	253,863
13,932	*	Haemonetics Corp	732,963

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
15,969	*	Hologic, Inc	$883,245
38,337	e*	ICU Medical, Inc	1,646,191
7,950	e*	II-VI, Inc	216,002
308,132	e*	LTX Corp	1,713,214
60,417	*	Medical Action Industries, Inc	1,091,131
6,729	e	Mentor Corp	273,736
1	*	Merit Medical Systems, Inc	12
23,437	*	MKS Instruments, Inc	649,205
67,032	e	Movado Group, Inc	2,261,660
29,666		MTS Systems Corp	1,325,180
40,634	e*	Palomar Medical Technologies, Inc	1,410,406
83,744		STERIS Corp	2,562,566
17,841	*	Teledyne Technologies, Inc	819,794
14,975	e	United Industrial Corp	898,201
42,419	*	Varian, Inc	2,325,834
5,633		Vital Signs, Inc	312,913
10,578	*	Wright Medical Group, Inc	255,141
107,215	*	Zoll Medical Corp	2,391,967
3,352	*	Zygo Corp	47,900
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	25,999,813

INSURANCE AGENTS, BROKERS AND SERVICE - 0.19%
474		Hilb Rogal & Hobbs Co	20,316
39,745	*	United America Indemnity Ltd (Class A)	988,458
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	1,008,774

INSURANCE CARRIERS - 3.69%
1,000	e*	ACA Capital Holdings, Inc	11,900
101,740	*	AMERIGROUP Corp	2,421,412
20,500	*	Amerisafe, Inc	402,415
40,942	e	Argonaut Group, Inc	1,277,800
39,900		Aspen Insurance Holdings Ltd	1,119,993
5,318		Bristol West Holdings, Inc	118,964
6,113		EMC Insurance Group, Inc	151,725
316	*	First Mercury Financial Corp	6,627
22,500	*	Hallmark Financial Services	272,700
700		Harleysville Group, Inc	23,352
9,336	*	HealthExtras, Inc	276,159
96,728	*	Healthspring, Inc	1,843,636
89,600	*	Meadowbrook Insurance Group, Inc	982,016
71,203	e*	Molina Healthcare, Inc	2,173,116
900		National Interstate Corp	23,472
75		National Western Life Insurance Co (Class A)	18,969
1,050	*	Navigators Group, Inc	56,595
56,109	e	Odyssey Re Holdings Corp	2,406,515
300		Ohio Casualty Corp	12,993
25,300		Phoenix Cos, Inc	379,753
79,400		Platinum Underwriters Holdings Ltd	2,759,150
41,883	*	PMA Capital Corp (Class A)	447,729
1,700		Presidential Life Corp	33,422
40,510		Safety Insurance Group, Inc	1,677,114
2,538		Selective Insurance Group, Inc	68,221
288	e	State Auto Financial Corp	8,827

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
22,382	*	Universal American Financial Corp	$476,289
		TOTAL INSURANCE CARRIERS	19,450,864

LEATHER AND LEATHER PRODUCTS - 0.51%
71,056		Steven Madden Ltd	2,327,795
14,785	*	Timberland Co (Class A)	372,434
		TOTAL LEATHER AND LEATHER PRODUCTS	2,700,229

LEGAL SERVICES - 0.27%
22,106	*	Pre-Paid Legal Services, Inc	1,421,637
		TOTAL LEGAL SERVICES	1,421,637

LUMBER AND WOOD PRODUCTS - 0.06%
9,864	e	American Woodmark Corp	341,294
		TOTAL LUMBER AND WOOD PRODUCTS	341,294

METAL MINING - 0.18%
9,200	e	Cleveland-Cliffs, Inc	714,564
10,500	e*	Rosetta Resources, Inc	226,170
		TOTAL METAL MINING	940,734

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.75%
5,117		Blyth, Inc	136,010
16,573	e	Callaway Golf Co	295,165
76,201	e*	Jakks Pacific, Inc	2,144,296
51,600	e*	K2, Inc	783,804
24,500	e	Nautilus, Inc	294,980
7,288	*	RC2 Corp	291,593
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	3,945,848

MISCELLANEOUS RETAIL - 1.78%
164,404	*	Ezcorp, Inc (Class A)	2,176,709
7,507		Longs Drug Stores Corp	394,268
24,255	*	Priceline.com, Inc	1,667,289
153,699	e*	Stamps.com, Inc	2,117,972
39,261	e	Systemax, Inc	817,021
52,800	e	World Fuel Services Corp	2,220,768
		TOTAL MISCELLANEOUS RETAIL	9,394,027

MOTION PICTURES - 0.01%
1,694	*	Macrovision Corp	50,922
		TOTAL MOTION PICTURES	50,922

NONDEPOSITORY INSTITUTIONS - 0.63%
35,392	e	Advance America Cash Advance Centers, Inc	627,854
27,200	e*	Encore Capital Group, Inc	339,456
14,215	e	MCG Capital Corp	227,724
132,614	e*	Ocwen Financial Corp	1,767,745
23,500	e	Patriot Capital Funding, Inc	348,975
		TOTAL NONDEPOSITORY INSTITUTIONS	3,311,754

OIL AND GAS EXTRACTION - 2.53%
1,400	e	APCO Argentina, Inc	118,874
32,910		Atlas America, Inc	1,768,254
55,229	e*	Basic Energy Services, Inc	1,412,206

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
540	e*	Bill Barrett Corp	$19,888
56,900	e*	Callon Petroleum Co	806,273
300	*	Clayton Williams Energy, Inc	7,941
13,865	*	Dawson Geophysical Co	852,143
54,477	*	Energy Partners Ltd	909,221
190	e*	Harvest Natural Resources, Inc	2,263
47,838	e*	Horizon Offshore, Inc	918,490
46,300	*	Mariner Energy, Inc	1,122,775
58,700	*	Meridian Resource Corp	177,274
39,312		Penn Virginia Corp	1,580,342
500	m,v*	PetroCorp	0
16,991	e*	PetroHawk Energy Corp	269,477
75,800	e*	Petroquest Energy, Inc	1,102,132
7,400	*	Stone Energy Corp	253,524
6,445	*	Swift Energy Co	275,588
38,967	e*	Trico Marine Services, Inc	1,592,971
995	*	Union Drilling, Inc	16,338
23,400	e*	Vaalco Energy, Inc	113,022
		TOTAL OIL AND GAS EXTRACTION	13,318,996

PAPER AND ALLIED PRODUCTS - 0.45%
18,400	e	Bowater, Inc	459,080
60,473		Rock-Tenn Co (Class A)	1,918,204
		TOTAL PAPER AND ALLIED PRODUCTS	2,377,284

PERSONAL SERVICES - 0.28%
18,100		CPI Corp	1,257,950
4,600	*	Steiner Leisure Ltd	225,952
		TOTAL PERSONAL SERVICES	1,483,902

PETROLEUM AND COAL PRODUCTS - 0.29%
31,800	e	Alon USA Energy, Inc	1,399,518
2,109	e	Western Refining, Inc	121,900
		TOTAL PETROLEUM AND COAL PRODUCTS	1,521,418

PRIMARY METAL INDUSTRIES - 1.73%
53,985	e*	AK Steel Holding Corp	2,017,419
33,894	e	Belden CDT, Inc	1,876,033
8,200	e*	Brush Engineered Materials, Inc	344,318
3,628		Chaparral Steel Co	260,744
6,200	*	Coleman Cable, Inc	160,332
35,495	*	CommScope, Inc	2,071,133
18,442	e*	General Cable Corp	1,396,982
6,171		Matthews International Corp (Class A)	269,117
15,354		Mueller Industries, Inc	528,792
4,739	e*	Superior Essex, Inc	177,002
		TOTAL PRIMARY METAL INDUSTRIES	9,101,872

PRINTING AND PUBLISHING - 0.81%
25,495		Belo (A.H.) Corp (Class A)	524,942
33,459	*	Consolidated Graphics, Inc	2,318,040
6,700		CSS Industries, Inc	265,387
20,500		Ennis, Inc	482,160
16,500	*	Primedia, Inc	47,025

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
17,547	e*	Scholastic Corp	$630,639
		TOTAL PRINTING AND PUBLISHING	4,268,193

REAL ESTATE - 0.00%**
1		Stewart Enterprises, Inc (Class A)	8
		TOTAL REAL ESTATE	8

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 1.67%
28,702	*	AEP Industries, Inc	1,291,877
42,154		Cooper Tire & Rubber Co	1,164,293
14,136		Schulman (A.), Inc	343,929
28,568		Spartech Corp	758,480
93,100		Tupperware Corp	2,675,694
54,129	e	West Pharmaceutical Services, Inc	2,552,182
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	8,786,455

SECURITY AND COMMODITY BROKERS - 1.02%
57,024		Calamos Asset Management, Inc (Class A)	1,456,963
19,900	*	Cowen Group, Inc	356,409
13,200	e*	Interactive Brokers Group, Inc (Class A)	358,116
7,700	e	International Securities Exchange, Inc	503,195
107,110	e*	Knight Capital Group, Inc (Class A)	1,778,026
11,900	*	Penson Worldwide, Inc	291,907
7,400	*	Piper Jaffray Cos	412,402
11,200		SWS Group, Inc	242,144
		TOTAL SECURITY AND COMMODITY BROKERS	5,399,162

SOCIAL SERVICES - 0.08%
1,330	*	Bright Horizons Family Solutions, Inc	51,750
18,713	*	Res-Care, Inc	395,593
		TOTAL SOCIAL SERVICES	447,343

SPECIAL TRADE CONTRACTORS - 0.59%
10,499		Comfort Systems USA, Inc	148,876
38,210	*	EMCOR Group, Inc	2,785,509
5,836	e*	Integrated Electrical Services, Inc	192,413
		TOTAL SPECIAL TRADE CONTRACTORS	3,126,798

TEXTILE MILL PRODUCTS - 0.07%
8,814		Oxford Industries, Inc	390,813
		TOTAL TEXTILE MILL PRODUCTS	390,813

TRANSPORTATION BY AIR - 0.70%
179,604	*	ABX Air, Inc	1,447,608
300	e*	Airtran Holdings, Inc	3,276
9,000	*	Alaska Air Group, Inc	250,740
8,044	e*	EGL, Inc	373,885
99,926	e*	ExpressJet Holdings, Inc	597,557
49,300	e*	Pinnacle Airlines Corp	924,375
3,477	e	Skywest, Inc	82,857
		TOTAL TRANSPORTATION BY AIR	3,680,298

TRANSPORTATION EQUIPMENT - 2.70%
58,714	e	A.O. Smith Corp	2,342,101

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
85,300	e	ArvinMeritor, Inc	$1,893,660
8,235	e*	BE Aerospace, Inc	340,106
3,383	e	Clarcor, Inc	126,626
52,047	*	Comtech Group, Inc	859,296
43,672		Freightcar America, Inc	2,089,268
50,172	e	Group 1 Automotive, Inc	2,023,938
79,900	e*	Hayes Lemmerz International, Inc	427,465
17,768		Kaman Corp	554,184
6,280	*	Miller Industries, Inc	157,628
43,653	*	Orbital Sciences Corp	917,150
9,152	e	Polaris Industries, Inc	495,672
8,435	e	Triumph Group, Inc	552,239
176,973	e*	Visteon Corp	1,433,481
		TOTAL TRANSPORTATION EQUIPMENT	14,212,814

TRANSPORTATION SERVICES - 0.77%
1,100	e*	Dynamex, Inc	28,083
19,310	*	HUB Group, Inc (Class A)	678,940
30,233	*	Lear Corp	1,076,597
96,167	e	Pacer International, Inc	2,261,848
		TOTAL TRANSPORTATION SERVICES	4,045,468

TRUCKING AND WAREHOUSING - 0.01%
2,749	*	Saia, Inc	74,938
		TOTAL TRUCKING AND WAREHOUSING	74,938

WATER TRANSPORTATION - 0.25%
40,236		Horizon Lines, Inc (Class A)	1,318,131
		TOTAL WATER TRANSPORTATION	1,318,131

WHOLESALE TRADE-DURABLE GOODS - 2.55%
76,154		Agilysys, Inc	1,713,465
91,599		Applied Industrial Technologies, Inc	2,702,171
2,514	e	BlueLinx Holdings, Inc	26,372
1,000	*	Digi International, Inc	14,740
253,564	e*	Genesis Microchip, Inc	2,373,359
121,128		IKON Office Solutions, Inc	1,890,808
43,064	*	Insight Enterprises, Inc	971,954
40,982	*	Keystone Automotive Industries, Inc	1,695,425
6,164	*	MWI Veterinary Supply, Inc	245,882
80,565	e*	PSS World Medical, Inc	1,467,894
29,191	e*	Tyler Technologies, Inc	362,260
		TOTAL WHOLESALE TRADE-DURABLE GOODS	13,464,330

WHOLESALE TRADE-NONDURABLE GOODS - 2.21%
257,400	*	Alliance One International, Inc	2,586,870
455	e*	Allscripts Healthcare Solutions, Inc	11,593
3,000	e*	Core-Mark Holding Co, Inc	107,940
65,000	e	K-Swiss, Inc (Class A)	1,841,450
22,200		Men's Wearhouse, Inc	1,133,754
9,889		Myers Industries, Inc	218,646
76,643		Spartan Stores, Inc	2,522,314
13,500		Stride Rite Corp	273,510
44,603	*	United Stationers, Inc	2,972,344
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	11,668,421

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

			VALUE
		TOTAL COMMON STOCKS	$514,705,273
		(Cost $479,257,524)

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 29.96%

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 2.57%
$ 13,555,000	d	Federal Home Loan Bank 4.800%, 07/02/07	13,555,000
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	13,555,000

SHARES		COMPANY
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 27.39%
144,386,429		State Street Navigator Securities Lending Prime Portfolio	144,386,429
		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOAN	144,386,429

		TOTAL SHORT-TERM INVESTMENTS	157,941,429
		(Cost $157,939,621)

		TOTAL PORTFOLIO - 127.58%	672,646,702
		(Cost $637,197,145)

		OTHER ASSETS & LIABILITIES, NET - (27.58)%	(145,402,548)

		NET ASSETS - 100.00%	$527,244,154

	*	Non-income producing.
	**	Percentage represents less than 0.01%.
	d	All or a portion of these securities have been segregated by the custodian to cover margin or other
		requirements on open futures contracts in the amount of $14,587,573.
	e	All or a portion of these securities are out on loan.
	m	Indicates a security has been deemed illiquid.
	v	Security valued at fair value.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
LARGE-CAP GROWTH INDEX FUND
STATEMENT OF INVESTMENTS (unaudited)
June 30, 2007

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.75%

AMUSEMENT AND RECREATION SERVICES - 0.61%
11,418	*	Activision, Inc	$213,174
4,436		Harrah's Entertainment, Inc	378,213
3,032	*	Penn National Gaming, Inc	182,193
35,804		Walt Disney Co	1,222,349
831		Warner Music Group Corp	12,008
		TOTAL AMUSEMENT AND RECREATION SERVICES	2,007,937

APPAREL AND ACCESSORY STORES - 0.92%
3,749		Abercrombie & Fitch Co (Class A)	273,602
7,543		American Eagle Outfitters, Inc	193,553
2,297	*	AnnTaylor Stores Corp	81,360
7,281	*	Chico's FAS, Inc	177,220
3,960	*	Hanesbrands, Inc	107,039
13,294	*	Kohl's Corp	944,273
14,507		Limited Brands, Inc	398,217
10,614		Nordstrom, Inc	542,588
5,755		Ross Stores, Inc	177,254
4,944	*	Urban Outfitters, Inc	118,804
		TOTAL APPAREL AND ACCESSORY STORES	3,013,910

APPAREL AND OTHER TEXTILE PRODUCTS - 0.15%
2,249		Guess ?, Inc	108,042
223		Liz Claiborne, Inc	8,318
2,282		Phillips-Van Heusen Corp	138,221
2,523		Polo Ralph Lauren Corp	247,532
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	502,113

AUTO REPAIR, SERVICES AND PARKING - 0.07%
8,654	*	Hertz Global Holdings, Inc	229,937
		TOTAL AUTO REPAIR, SERVICES AND PARKING	229,937

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.28%
4,342		Advance Auto Parts	175,981
1,921	*	Autozone, Inc	262,447
8,616	*	Carmax, Inc	219,708
2,695	*	Copart, Inc	82,440
4,944	*	O'Reilly Automotive, Inc	180,703
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	921,279

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.22%
5,310	e	Fastenal Co	222,277
47,286		Home Depot, Inc	1,860,704
62,326		Lowe's Cos, Inc	1,912,785
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	3,995,766

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
BUSINESS SERVICES - 11.38%
24,567		Accenture Ltd (Class A)	$1,053,679
2,643		Acxiom Corp	69,907
24,380	*	Adobe Systems, Inc	978,857
1,687	*	Affiliated Computer Services, Inc (Class A)	95,687
1,021		Aircastle Ltd	40,646
7,037	e*	Akamai Technologies, Inc	342,280
3,260	*	Alliance Data Systems Corp	251,933
8,180	*	Amdocs Ltd	325,728
2,925	e*	aQuantive, Inc	186,615
9,577	*	Autodesk, Inc	450,885
22,959		Automatic Data Processing, Inc	1,112,823
1,478	*	Avis Budget Group, Inc	42,020
16,136	*	BEA Systems, Inc	220,902
8,318	*	BMC Software, Inc	252,035
1,644		Brink's Co	101,747
10,646		CA, Inc	274,986
3,181	*	Cadence Design Systems, Inc	69,855
5,405	*	Ceridian Corp	189,175
2,868	e*	Cerner Corp	159,088
2,585	e*	Checkfree Corp	103,917
3,151	*	ChoicePoint, Inc	133,760
7,559	*	Citrix Systems, Inc	254,512
1,739	*e	Clear Channel Outdoor Holdings, Inc (Class A)	49,283
5,918	*	Cognizant Technology Solutions Corp (Class A)	444,383
10,110	*	Compuware Corp	119,905
2,329	*	DST Systems, Inc	184,480
47,308	*	eBay, Inc	1,522,371
12,815	*	Electronic Arts, Inc	606,406
12,346		Electronic Data Systems Corp	342,355
6,001		Equifax, Inc	266,564
1,716	*	F5 Networks, Inc	138,310
1,755		Factset Research Systems, Inc	119,954
236		Fair Isaac Corp	9,468
6,721		Fidelity National Information Services, Inc	364,816
4,935	e	First Data Corp	161,226
7,009	*	Fiserv, Inc	398,111
1,005	*	Getty Images, Inc	48,049
9,483	*	Google, Inc (Class A)	4,963,213
7,047	*	HLTH Corp	98,728
7,254		IMS Health, Inc	233,071
11,980	e*	Interpublic Group of Cos, Inc	136,572
14,027	*	Intuit, Inc	421,932
7,329	*	Iron Mountain, Inc	191,507
16,767	*	Juniper Networks, Inc	422,025
1,708	*	Kinetic Concepts, Inc	88,765
3,525		Lamar Advertising Co (Class A)	221,229
3,480		Manpower, Inc	320,995
3,298	e	Mastercard, Inc (Class A)	547,039
6,376	*	McAfee, Inc	224,435
339,905		Microsoft Corp	10,017,000
3,552		MoneyGram International, Inc	99,278
5,099	*	Monster Worldwide, Inc	209,569
3,838	*	NAVTEQ Corp	162,501

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
975	*	NCR Corp	$51,227
1,751	*	Novell, Inc	13,640
13,694		Omnicom Group, Inc	724,686
159,589	*	Oracle Corp	3,145,499
7,801	*	Red Hat, Inc	173,806
6,101		Robert Half International, Inc	222,687
3,769	*	Salesforce.com, Inc	161,539
9,731		ServiceMaster Co	150,441
37,663	*	Sun Microsystems, Inc	198,107
5,376	*	Symantec Corp	108,595
5,984	*	Synopsys, Inc	158,157
1,324	e	Total System Services, Inc	39,071
10,036	*	VeriSign, Inc	318,442
12,018		Waste Management, Inc	469,303
322	*	WebMD Health Corp (Class A)	15,157
50,068	*	Yahoo!, Inc	1,358,345
		TOTAL BUSINESS SERVICES	37,153,279

CHEMICALS AND ALLIED PRODUCTS - 10.38%
63,696		Abbott Laboratories	3,410,921
886	e*	Abraxis BioScience, Inc	19,696
4,222		Air Products & Chemicals, Inc	339,322
3,304		Albemarle Corp	127,303
709		Alberto-Culver Co	16,817
34,329	*	Amgen, Inc	1,898,050
3,766		Avery Dennison Corp	250,364
16,747		Avon Products, Inc	615,452
4,411	e*	Barr Pharmaceuticals, Inc	221,565
2,703	*	Biogen Idec, Inc	144,611
81,461		Bristol-Myers Squibb Co	2,570,909
1,921		Cabot Corp	91,593
3,587		Celanese Corp (Series A)	139,104
2,665	e*	Cephalon, Inc	214,239
764	*	Charles River Laboratories International, Inc	39,438
630		Chemtura Corp	6,999
2,720		Church & Dwight Co, Inc	131,811
5,647		Clorox Co	350,679
19,456		Colgate-Palmolive Co	1,261,722
3,571		Dade Behring Holdings, Inc	189,692
6,082		Du Pont (E.I.) de Nemours & Co	309,209
7,283		Ecolab, Inc	310,984
20,110		Eli Lilly & Co	1,123,747
4,524		Estee Lauder Cos (Class A)	205,887
13,250	*	Forest Laboratories, Inc	604,863
19,302	*	Genentech, Inc	1,460,389
10,981	*	Genzyme Corp	707,176
38,398	*	Gilead Sciences, Inc	1,488,690
6,445	*	Hospira, Inc	251,613
1,350	*	Idexx Laboratories, Inc	127,751
2,478	*	ImClone Systems, Inc	87,622
2,670		International Flavors & Fragrances, Inc	139,214
678	*	Invitrogen Corp	50,003
750		Lubrizol Corp	48,413
74,100		Merck & Co, Inc	3,690,180

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
7,710	*	Millennium Pharmaceuticals, Inc	$81,495
22,546		Monsanto Co	1,522,757
2,744	*	Mosaic Co	107,071
10,674	*	Mylan Laboratories, Inc	194,160
5,970		Nalco Holding Co	163,877
2,265	*	NBTY, Inc	97,848
5,010	*	PDL BioPharma, Inc	116,733
13,227		Praxair, Inc	952,212
51,474		Procter & Gamble Co	3,149,694
3,414		Rohm & Haas Co	186,678
4,303		RPM International, Inc	99,442
61,653		Schering-Plough Corp	1,876,717
379		Scotts Miracle-Gro Co (Class A)	16,274
4,402	*	Sepracor, Inc	180,570
4,596		Sherwin-Williams Co	305,496
1,732	e	Sigma-Aldrich Corp	73,904
502		Valspar Corp	14,262
3,356	*	VCA Antech, Inc	126,488
5,234	*	Vertex Pharmaceuticals, Inc	149,483
3,741	*	Warner Chilcott Ltd (Class A)	67,675
2,462	*	Watson Pharmaceuticals, Inc	80,089
29,286		Wyeth	1,679,259
		TOTAL CHEMICALS AND ALLIED PRODUCTS	33,888,212

COAL MINING - 0.36%
6,144	e	Arch Coal, Inc	213,811
7,540		Consol Energy, Inc	347,669
3,500		Massey Energy Co	93,275
11,167		Peabody Energy Corp	540,259
		TOTAL COAL MINING	1,195,014

COMMUNICATIONS - 2.33%
17,298	*	American Tower Corp (Class A)	726,516
4,774	*	Avaya, Inc	80,394
3,012	*	Cablevision Systems Corp (Class A)	109,004
1,270	*	Central European Media Enterprises Ltd (Class A)	123,927
2,488		Citizens Communications Co	37,992
4,335		Clear Channel Communications, Inc	163,950
74,872	*	Comcast Corp (Class A)	2,105,401
7,848	*	Crown Castle International Corp	284,647
2,149	e*	CTC Media, Inc	58,324
31,221	*	DIRECTV Group, Inc	721,517
8,677	*	EchoStar Communications Corp (Class A)	376,321
3,317		Global Payments, Inc	131,519
487	*	IAC/InterActiveCorp	16,855
2,106	*	Leap Wireless International, Inc	177,957
63,039	e*	Level 3 Communications, Inc	368,778
8,014	e*	Liberty Global, Inc (Class A)	328,895
16,163	*	Liberty Media Holding Corp (Interactive A)	360,920
2,361	*	MetroPCS Communications, Inc	78,007
3,075	e*	NeuStar, Inc (Class A)	89,083
6,747	*	NII Holdings, Inc	544,753
4,224	e*	SBA Communications Corp (Class A)	141,884
1,902		Telephone & Data Systems, Inc	119,008

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
3,516	*	Time Warner Cable, Inc (Class A)	$137,722
236	*	US Cellular Corp	21,382
10,838		Windstream Corp	159,969
12,529	e*	XM Satellite Radio Holdings, Inc (Class A)	147,466
		TOTAL COMMUNICATIONS	7,612,191

DEPOSITORY INSTITUTIONS - 0.99%
722		Bank of Hawaii Corp	37,284
629		Capitol Federal Financial	23,223
2,274		Commerce Bancorp, Inc	84,115
8,974		Hudson City Bancorp, Inc	109,662
2,891		Investors Financial Services Corp	178,288
16,143		Mellon Financial Corp	710,292
7,702		Northern Trust Corp	494,776
6,221		People's United Financial, Inc	110,298
10,778		State Street Corp	737,215
4,323		Synovus Financial Corp	132,716
30,161		Western Union Co	628,254
		TOTAL DEPOSITORY INSTITUTIONS	3,246,123

EATING AND DRINKING PLACES - 0.90%
4,694		Brinker International, Inc	137,393
2,557	e	Burger King Holdings, Inc	67,351
2,979	e*	Cheesecake Factory	73,045
5,852		Darden Restaurants, Inc	257,429
10,121		McDonald's Corp	513,742
30,666	*	Starbucks Corp	804,676
7,834		Tim Hortons, Inc	240,896
3,555		Wendy's International, Inc	130,646
21,680		Yum! Brands, Inc	709,370
		TOTAL EATING AND DRINKING PLACES	2,934,548

EDUCATIONAL SERVICES - 0.24%
5,784	*	Apollo Group, Inc (Class A)	337,959
3,997	*	Career Education Corp	134,979
1,763	*	ITT Educational Services, Inc	206,941
1,656	*	Laureate Education, Inc	102,109
		TOTAL EDUCATIONAL SERVICES	781,988

ELECTRIC, GAS, AND SANITARY SERVICES - 1.88%
27,770	*	AES Corp	607,608
6,698	*	Allegheny Energy, Inc	346,555
1,704	*	Allied Waste Industries, Inc	22,936
373		Aqua America, Inc	8,389
13,283		Centerpoint Energy, Inc	231,124
5,791		Constellation Energy Group, Inc	504,801
4,818	*	Covanta Holding Corp	118,764
2,520	e	DPL, Inc	71,417
2,263	*	Dynegy, Inc (Class A)	21,363
12,647		Exelon Corp	918,172
7,255	*	Mirant Corp	309,426
8,041	e*	NRG Energy, Inc	334,264
11,916		PPL Corp	557,550
2,441		Questar Corp	129,007

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
6,157		Republic Services, Inc	$188,650
1,332	*	Sierra Pacific Resources	23,390
3,634	*	Stericycle, Inc	161,568
13,970		TXU Corp	940,181
20,747		Williams Cos, Inc	656,020
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	6,151,185

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 10.39%
9,302	e*	Advanced Micro Devices, Inc	133,019
15,150		Altera Corp	335,270
4,583		Ametek, Inc	181,853
7,456		Amphenol Corp (Class A)	265,806
13,540		Analog Devices, Inc	509,646
35,885	*	Apple Computer, Inc	4,379,405
3,610	*	Avnet, Inc	143,100
853		AVX Corp	14,279
19,205	*	Broadcom Corp (Class A)	561,746
3,486	*	Ciena Corp	125,949
251,342	*	Cisco Systems, Inc	6,999,875
2,355		Cooper Industries Ltd (Class A)	134,447
869	e*	Cree, Inc	22,464
6,314	e*	Cypress Semiconductor Corp	147,053
1,564	*	Dolby Laboratories, Inc (Class A)	55,381
666		Eaton Corp	61,938
1,679	e*	Energizer Holdings, Inc	167,228
2,103	*	Fairchild Semiconductor International, Inc	40,630
1,382	e*	First Solar, Inc	123,399
4,780	e	Garmin Ltd	353,577
2,696		Harman International Industries, Inc	314,893
5,557		Harris Corp	303,134
27,558		Honeywell International, Inc	1,550,964
3,138	*	Integrated Device Technology, Inc	47,917
240,485		Intel Corp	5,713,924
681	*	International Rectifier Corp	25,374
2,980		Intersil Corp (Class A)	93,751
1,378	*	Jarden Corp	59,268
4,667	e*	JDS Uniphase Corp	62,678
1,715		L-3 Communications Holdings, Inc	167,024
1,229		Lincoln Electric Holdings, Inc	91,241
10,506	e	Linear Technology Corp	380,107
18,799	*	LSI Logic Corp	141,180
19,463	*	Marvell Technology Group Ltd	354,421
13,528		Maxim Integrated Products, Inc	451,970
9,279	*	MEMC Electronic Materials, Inc	567,132
8,820		Microchip Technology, Inc	326,693
10,199	*	Micron Technology, Inc	127,793
3,244		Molex, Inc	97,352
12,979		National Semiconductor Corp	366,916
15,365	*	Network Appliance, Inc	448,658
3,354	*	Novellus Systems, Inc	95,153
14,986	*	Nvidia Corp	619,072
5,687	*	QLogic Corp	94,689
68,996		Qualcomm, Inc	2,993,736
3,937	e	RadioShack Corp	130,472

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
3,573	e*	Rambus, Inc	$64,243
4,864	*	Sanmina-SCI Corp	15,224
2,180	*	Silicon Laboratories, Inc	75,450
63,361	e*	Sirius Satellite Radio, Inc	191,350
919	*	Sunpower Corp (Class A)	57,943
59,341		Texas Instruments, Inc	2,233,002
2,539	*	Thomas & Betts Corp	147,262
3,711	*	Varian Semiconductor Equipment Associates, Inc	148,663
1,246	*	Vishay Intertechnology, Inc	19,712
2,309		Whirlpool Corp	256,761
12,336		Xilinx, Inc	330,235
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	33,921,422

ENGINEERING AND MANAGEMENT SERVICES - 1.17%
5,448	e*	Amylin Pharmaceuticals, Inc	224,240
15,707	*	Celgene Corp	900,482
1,611	e	Corporate Executive Board Co	104,570
3,720		Fluor Corp	414,296
2,205	*	Gen-Probe, Inc	133,226
2,461	*	Hewitt Associates, Inc (Class A)	78,752
4,786	*	Jacobs Engineering Group, Inc	275,243
4,607	*	McDermott International, Inc	382,934
9,382		Moody's Corp	583,560
14,174		Paychex, Inc	554,487
3,062	*	Shaw Group, Inc	141,740
537	*	URS Corp	26,071
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	3,819,601

FABRICATED METAL PRODUCTS - 0.43%
1,181	e*	Alliant Techsystems, Inc	117,096
4,294		Ball Corp	228,312
6,731	*	Crown Holdings, Inc	168,073
15,319		Illinois Tool Works, Inc	830,137
1,121		Stanley Works	68,045
		TOTAL FABRICATED METAL PRODUCTS	1,411,663

FOOD AND KINDRED PRODUCTS - 3.37%
19,815		Anheuser-Busch Cos, Inc	1,033,550
5,679		Campbell Soup Co	220,402
63,074		Coca-Cola Co	3,299,401
1,147		General Mills, Inc	67,008
7,408		H.J. Heinz Co	351,658
2,822	*	Hansen Natural Corp	121,290
4,922		Hershey Co	249,152
6,599		Kellogg Co	341,762
3,628		McCormick & Co, Inc	138,517
1,463		Pepsi Bottling Group, Inc	49,274
67,425		PepsiCo, Inc	4,372,511
15,910		Sara Lee Corp	276,834
8,729	e	Wrigley (Wm.) Jr Co	482,801
		TOTAL FOOD AND KINDRED PRODUCTS	11,004,160

FOOD STORES - 0.25%
18,611		Kroger Co	523,527

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
1,390	e*	Panera Bread Co (Class A)	$64,023
6,067	e	Whole Foods Market, Inc	232,366
		TOTAL FOOD STORES	819,916

FORESTRY - 0.00%**
248		Rayonier, Inc	11,195
		TOTAL FORESTRY	11,195

FURNITURE AND FIXTURES - 0.27%
438		Hillenbrand Industries, Inc	28,470
1,905		HNI Corp	78,105
6,431		Johnson Controls, Inc	744,517
958		Masco Corp	27,274
		TOTAL FURNITURE AND FIXTURES	878,366

FURNITURE AND HOMEFURNISHINGS STORES - 0.27%
11,469	*	Bed Bath & Beyond, Inc	412,769
3,061	e	Circuit City Stores, Inc	46,160
6,459	*	GameStop Corp (Class A)	252,547
2,971		Steelcase, Inc (Class A)	54,964
3,901	e	Williams-Sonoma, Inc	123,194
		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	889,634

GENERAL BUILDING CONTRACTORS - 0.04%
256		Centex Corp	10,266
83	*	NVR, Inc	56,419
3,134		Pulte Homes, Inc	70,358
		TOTAL GENERAL BUILDING CONTRACTORS	137,043

GENERAL MERCHANDISE STORES - 2.59%
4,623	*	Big Lots, Inc	136,009
12,770		Costco Wholesale Corp	747,300
12,904		Dollar General Corp	282,856
6,138		Family Dollar Stores, Inc	210,656
9,348		JC Penney Co, Inc	676,608
4,902		Saks, Inc	104,658
35,404		Target Corp	2,251,694
18,825		TJX Cos, Inc	517,688
73,256		Wal-Mart Stores, Inc	3,524,346
		TOTAL GENERAL MERCHANDISE STORES	8,451,815

HEALTH SERVICES - 1.91%
3,625		AmerisourceBergen Corp	179,329
381	e	Brookdale Senior Living, Inc	17,362
11,911		Cigna Corp	621,992
342	*	Community Health Systems, Inc	13,834
2,633	*	Covance, Inc	180,518
6,052	e*	Coventry Health Care, Inc	348,898
4,264	*	DaVita, Inc	229,744
2,362	*	Edwards Lifesciences Corp	116,541
9,790	*	Express Scripts, Inc	489,598
4,892	*	Laboratory Corp of America Holdings	382,848
3,640	*	Lincare Holdings, Inc	145,054
3,107		Manor Care, Inc	202,856

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
11,344		McKesson Corp	$676,556
11,580	*	Medco Health Solutions, Inc	903,124
610		Omnicare, Inc	21,997
2,088	*	Pediatrix Medical Group, Inc	115,153
4,062		Pharmaceutical Product Development, Inc	155,453
5,998	e	Quest Diagnostics, Inc	309,797
2,472	*	Sierra Health Services, Inc	102,786
13,569	e*	Tenet Healthcare Corp	88,334
187	*	Triad Hospitals, Inc	10,053
370		Universal Health Services, Inc (Class B)	22,755
11,454	*	WellPoint, Inc	914,373
		TOTAL HEALTH SERVICES	6,248,955

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.09%
2,916	*	Foster Wheeler Ltd	311,983
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	311,983

HOLDING AND OTHER INVESTMENT OFFICES - 2.93%
1,303	e*	Affiliated Managers Group, Inc	167,774
216		Apartment Investment & Management Co (Class A)	10,891
4,139		Duke Realty Corp	147,638
474	e	Essex Property Trust, Inc	55,126
1,173		Federal Realty Investment Trust	90,626
4,920		General Growth Properties, Inc	260,514
338		Health Care REIT, Inc	13,642
115,700		iShares Russell 1000 Growth Index Fund	6,850,597
1,360		Kilroy Realty Corp	96,342
3,027		Macerich Co	249,485
568		Plum Creek Timber Co, Inc	23,663
9,268		Prologis	527,349
424		Public Storage, Inc	32,572
5,038		Simon Property Group, Inc	468,736
1,333		Taubman Centers, Inc	66,130
780	*	TFS Financial Corp	9,001
5,810	e	UDR, Inc	152,803
5,454		Ventas, Inc	197,708
3,147	e	Weingarten Realty Investors	129,342
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	9,549,939

HOTELS AND OTHER LODGING PLACES - 0.92%
2,328		Boyd Gaming Corp	114,514
1,313		Choice Hotels International, Inc	51,890
16,229		Hilton Hotels Corp	543,185
4,316	e*	Las Vegas Sands Corp	329,699
13,500		Marriott International, Inc (Class A)	583,740
4,901	*	MGM Mirage	404,234
1,661	e	Orient-Express Hotels Ltd (Class A)	88,697
8,904		Starwood Hotels & Resorts Worldwide, Inc	597,191
1,073	e	Station Casinos, Inc	93,136
592	*	Wyndham Worldwide Corp	21,466
2,079	e	Wynn Resorts Ltd	186,466
		TOTAL HOTELS AND OTHER LODGING PLACES	3,014,218

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
INDUSTRIAL MACHINERY AND EQUIPMENT - 8.03%
2,480	*	AGCO Corp	$107,657
7,516		American Standard Cos, Inc	443,294
57,207		Applied Materials, Inc	1,136,703
1,410		Black & Decker Corp	124,517
16,521	*	Brocade Communications Systems, Inc	129,194
719		Carlisle Cos, Inc	33,441
26,509		Caterpillar, Inc	2,075,655
2,521		CDW Corp	214,209
4,303		Cummins, Inc	435,507
510		Deere & Co	61,577
94,047	*	Dell, Inc	2,685,042
2,724		Diebold, Inc	142,193
3,011		Donaldson Co, Inc	107,041
2,727		Dover Corp	139,486
3,553	*	Dresser-Rand Group, Inc	140,344
86,808	*	EMC Corp	1,571,225
2,125		Flowserve Corp	152,150
2,716	*	FMC Technologies, Inc	215,162
47,270	d	General Electric Co	1,809,496
2,893		Graco, Inc	116,530
5,293	*	Grant Prideco, Inc	284,922
110,751		Hewlett-Packard Co	4,941,710
3,231		IDEX Corp	124,523
777		Ingersoll-Rand Co Ltd (Class A)	42,595
48,922		International Business Machines Corp	5,149,041
13,759		International Game Technology	546,232
4,784		Jabil Circuit, Inc	105,583
4,511		Joy Global, Inc	263,127
914		Kennametal, Inc	74,975
5,591	*	Lam Research Corp	287,377
327		Lennox International, Inc	11,193
2,127	*	Lexmark International, Inc (Class A)	104,882
2,488		Manitowoc Co, Inc	199,985
4,646		Pall Corp	213,670
810	*	Riverbed Technology, Inc	35,494
6,531	e	Rockwell Automation, Inc	453,513
5,614	*	SanDisk Corp	274,749
2,807	e*	Scientific Games Corp (Class A)	98,105
8,529		Seagate Technology, Inc	185,676
11,554	*	Solectron Corp	42,519
4,268	*	Terex Corp	346,988
1,778		Toro Co	104,706
5,278	*	Varian Medical Systems, Inc	224,368
2,571	e*	VeriFone Holdings, Inc	90,628
2,740	*	Western Digital Corp	53,019
2,913	*	Zebra Technologies Corp (Class A)	112,850
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	26,212,853

INSTRUMENTS AND RELATED PRODUCTS - 5.54%
2,392	e*	Advanced Medical Optics, Inc	83,433
16,706	*	Agilent Technologies, Inc	642,179
12,598		Allergan, Inc	726,149
1,418		Applera Corp (Applied Biosystems Group)	43,306
1,251	*	Armor Holdings, Inc	108,674

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
4,400		Bard (C.R.), Inc	$363,572
474	e	Bausch & Lomb, Inc	32,915
26,967		Baxter International, Inc	1,519,321
2,080		Beckman Coulter, Inc	134,534
10,139		Becton Dickinson & Co	755,356
10,377		Biomet, Inc	474,436
802	e	Cooper Cos, Inc	42,763
10,135		Danaher Corp	765,193
6,294		Dentsply International, Inc	240,808
93		DRS Technologies, Inc	5,326
27,352		Emerson Electric Co	1,280,074
1,597	*	Intuitive Surgical, Inc	221,616
44,963		Johnson & Johnson	2,770,620
7,805		Kla-Tencor Corp	428,885
47,564		Medtronic, Inc	2,466,669
1,675	*	Mettler-Toledo International, Inc	159,979
2,195	e*	Millipore Corp	164,823
2,107		National Instruments Corp	68,625
1,238		PerkinElmer, Inc	32,262
7,436		Pitney Bowes, Inc	348,154
3,050	e*	Resmed, Inc	125,843
2,957	*	Respironics, Inc	125,939
6,975		Rockwell Collins, Inc	492,714
3,642		Roper Industries, Inc	207,958
14,005	*	St. Jude Medical, Inc	581,067
12,625		Stryker Corp	796,511
1,791	*	Techne Corp	102,463
651		Tektronix, Inc	21,965
3,975	*	Teradyne, Inc	69,881
8,617	*	Thermo Electron Corp	445,671
4,888	*	Trimble Navigation Ltd	157,394
4,177	e*	Waters Corp	247,947
9,802	*	Zimmer Holdings, Inc	832,092
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	18,087,117

INSURANCE AGENTS, BROKERS AND SERVICE - 0.04%
4,478		Brown & Brown, Inc	112,577
830	e	Gallagher (Arthur J.) & Co	23,140
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	135,717

INSURANCE CARRIERS - 2.09%
627		ACE Ltd	39,200
17,140		Aetna, Inc	846,716
18,544		Aflac, Inc	953,162
6,495		American International Group, Inc	454,845
164	e	CNA Financial Corp	7,821
395		Erie Indemnity Co (Class A)	21,346
107		Hanover Insurance Group, Inc	5,221
2,004		HCC Insurance Holdings, Inc	66,954
4,649	*	Health Net, Inc	245,467
6,959	*	Humana, Inc	423,873
460		PartnerRe Ltd	35,650
1,806	*	Philadelphia Consolidated Holding Co	75,491
777		Principal Financial Group	45,291

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
4,535		Prudential Financial, Inc	$440,938
465		Transatlantic Holdings, Inc	33,075
55,467		UnitedHealth Group, Inc	2,836,582
1,893		W.R. Berkley Corp	61,598
1,698	*	WellCare Health Plans, Inc	153,686
813		XL Capital Ltd (Class A)	68,528
		TOTAL INSURANCE CARRIERS	6,815,444

JUSTICE, PUBLIC ORDER AND SAFETY - 0.05%
2,544	*	Corrections Corp of America	160,552
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	160,552

LEATHER AND LEATHER PRODUCTS - 0.27%
15,364	*	Coach, Inc	728,100
3,295	e*	CROCS, Inc	141,784
		TOTAL LEATHER AND LEATHER PRODUCTS	869,884

METAL MINING - 0.57%
1,681	e	Cleveland-Cliffs, Inc	130,563
1,872	e	Foundation Coal Holdings, Inc	76,078
12,985		Freeport-McMoRan Copper & Gold, Inc (Class B)	1,075,418
7,342		Newmont Mining Corp	286,779
3,000	e	Southern Copper Corp	282,780
		TOTAL METAL MINING	1,851,618

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.08%
2,143		Hasbro, Inc	67,312
7,248		Mattel, Inc	183,302
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	250,614

MISCELLANEOUS RETAIL - 2.09%
12,602	*	Amazon.com, Inc	862,103
443		Barnes & Noble, Inc	17,042
16,384		Best Buy Co, Inc	764,641
2,560	e*	Coldwater Creek, Inc	59,469
34,533		CVS Corp	1,258,728
1,600	*	Dick's Sporting Goods, Inc	93,072
3,997	*	Dollar Tree Stores, Inc	174,069
1,870		MSC Industrial Direct Co (Class A)	102,850
1,464	e*	Nutri/System, Inc	102,246
11,378	*	Office Depot, Inc	344,753
1,339		OfficeMax, Inc	52,623
5,840		Petsmart, Inc	189,508
29,605		Staples, Inc	702,527
5,592		Tiffany & Co	296,712
41,286		Walgreen Co	1,797,592
		TOTAL MISCELLANEOUS RETAIL	6,817,935

MOTION PICTURES - 0.95%
6,403	*	Discovery Holding Co (Class A)	147,205
2,123	*	DreamWorks Animation SKG, Inc (Class A)	61,227
62,354		News Corp (Class A)	1,322,528
2,364	e	Regal Entertainment Group (Class A)	51,843
22,395		Time Warner, Inc	471,191

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
25,304	*	Viacom, Inc (Class B)	$1,053,406
		TOTAL MOTION PICTURES	3,107,400

NONDEPOSITORY INSTITUTIONS - 1.56%
42,864		American Express Co	2,622,420
335	e*	AmeriCredit Corp	8,894
5,846		Broadridge Financial Solutions, Inc	111,776
2,646		CapitalSource, Inc	65,065
2,512	e	First Marblehead Corp	97,064
10,734		Freddie Mac	651,554
17,030		SLM Corp	980,587
5,122		Textron, Inc	563,983
		TOTAL NONDEPOSITORY INSTITUTIONS	5,101,343

NONMETALLIC MINERALS, EXCEPT FUELS - 0.18%
1,980		Florida Rock Industries, Inc	133,650
3,981		Vulcan Materials Co	455,984
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	589,634

OIL AND GAS EXTRACTION - 5.02%
13,260		Baker Hughes, Inc	1,115,564
12,142		BJ Services Co	345,318
4,568	*	Cameron International Corp	326,475
2,095	e*	Cheniere Energy, Inc	81,265
11,079	e	Chesapeake Energy Corp	383,333
1,007	e*	CNX Gas Corp	30,814
570	*	Continental Resources, Inc	9,120
4,911	*	Denbury Resources, Inc	184,163
2,822	e	Diamond Offshore Drilling, Inc	286,602
5,722		ENSCO International, Inc	349,099
3,858		Equitable Resources, Inc	191,202
4,206	*	Global Industries Ltd	112,805
9,435		GlobalSantaFe Corp	681,679
37,838		Halliburton Co	1,305,411
3,018	e*	Helix Energy Solutions Group, Inc	120,448
10,241	*	Nabors Industries Ltd	341,845
7,341	*	National Oilwell Varco, Inc	765,226
5,547		Noble Corp	540,943
2,095	*	Oceaneering International, Inc	110,281
5,091	*	Pride International, Inc	190,709
2,120	e*	Quicksilver Resources, Inc	94,510
6,128		Range Resources Corp	229,248
3,271		Rowan Cos, Inc	134,046
48,783		Schlumberger Ltd	4,143,628
8,154	e	Smith International, Inc	478,151
7,072	*	Southwestern Energy Co	314,704
3,345	*	Superior Energy Services	133,532
3,159	*	Tetra Technologies, Inc	89,084
1,524	e	Tidewater, Inc	108,021
2,430	*	Todco	114,720
11,920	*	Transocean, Inc	1,263,282
1,515	*	Unit Corp	95,309
764	e	W&T Offshore, Inc	21,384
13,933	*	Weatherford International Ltd	769,659

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
15,364		XTO Energy, Inc	$923,376
		TOTAL OIL AND GAS EXTRACTION	16,384,956

PAPER AND ALLIED PRODUCTS - 0.23%
8,900	*	Domtar Corporation	99,324
8,402		Kimberly-Clark Corp	562,010
3,691		Packaging Corp of America	93,419
		TOTAL PAPER AND ALLIED PRODUCTS	754,753

PERSONAL SERVICES - 0.17%
4,276		Cintas Corp	168,603
13,573		H&R Block, Inc	317,201
1,472	e	Weight Watchers International, Inc	74,836
		TOTAL PERSONAL SERVICES	560,640

PETROLEUM AND COAL PRODUCTS - 2.00%
4,012		Cabot Oil & Gas Corp	147,963
47,567		Exxon Mobil Corp	3,989,920
2,266		Frontier Oil Corp	99,183
1,974	e	Holly Corp	146,451
1,004		Noble Energy, Inc	62,640
5,011		Sunoco, Inc	399,276
5,651		Tesoro Corp	322,955
17,905		Valero Energy Corp	1,322,463
585	e	Western Refining, Inc	33,813
		TOTAL PETROLEUM AND COAL PRODUCTS	6,524,664

PRIMARY METAL INDUSTRIES - 1.18%
4,584	*	AK Steel Holding Corp	171,304
4,231		Allegheny Technologies, Inc	443,747
602		Carpenter Technology Corp	78,447
1,915		Chaparral Steel Co	137,631
2,523	*	CommScope, Inc	147,217
65,096	*	Corning, Inc	1,663,203
2,158	*	General Cable Corp	163,469
826		Hubbell, Inc (Class B)	44,786
2,776		Nucor Corp	162,812
5,701		Precision Castparts Corp	691,873
1,272		Steel Dynamics, Inc	53,310
2,824	e*	Titanium Metals Corp	90,086
		TOTAL PRIMARY METAL INDUSTRIES	3,847,885

PRINTING AND PUBLISHING - 0.51%
2,488	e	Dow Jones & Co, Inc	142,936
2,485		Dun & Bradstreet Corp	255,905
1,492		Harte-Hanks, Inc	38,315
1,942		John Wiley & Sons, Inc (Class A)	93,779
14,225		McGraw-Hill Cos, Inc	968,438
1,988		Meredith Corp	122,461
1,461	e	New York Times Co (Class A)	37,109
		TOTAL PRINTING AND PUBLISHING	1,658,943

RAILROAD TRANSPORTATION - 0.80%
13,900		Burlington Northern Santa Fe Corp	1,183,446

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
3,093		CSX Corp	$139,432
1,840	e*	Kansas City Southern Industries, Inc	69,074
8,270		Norfolk Southern Corp	434,754
6,777		Union Pacific Corp	780,372
		TOTAL RAILROAD TRANSPORTATION	2,607,078

REAL ESTATE - 0.24%
7,929	*	CB Richard Ellis Group, Inc (Class A)	289,409
2,971	e	Forest City Enterprises, Inc (Class A)	182,657
1,452		Jones Lang LaSalle, Inc	164,802
2,924	e	St. Joe Co	135,498
		TOTAL REAL ESTATE	772,366

RUBBER AND MISCELLANEOUS PLASTIC PRODUCT - 0.42%
8,652	*	Goodyear Tire & Rubber Co	300,744
5,971		Newell Rubbermaid, Inc	175,727
14,752		Nike, Inc (Class B)	859,894
937		Sealed Air Corp	29,066
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCT	1,365,431

SECURITY AND COMMODITY BROKERS - 3.08%
2,717		A.G. Edwards, Inc	229,722
1,473	e	BlackRock, Inc	230,657
2,223	e	Cbot Holdings, Inc (Class A)	459,272
41,949		Charles Schwab Corp	860,793
1,453		Chicago Mercantile Exchange Holdings, Inc	776,425
6,647	*	E*Trade Financial Corp	146,832
4,574		Eaton Vance Corp	202,079
3,739		Federated Investors, Inc (Class B)	143,316
6,861		Franklin Resources, Inc	908,877
7,405		Goldman Sachs Group, Inc	1,605,034
2,898	*	IntercontinentalExchange, Inc	428,469
2,015	e*	Investment Technology Group, Inc	87,310
5,928		Janus Capital Group, Inc	165,036
2,108		Lazard Ltd (Class A)	94,923
2,248		Legg Mason, Inc	221,158
8,887		Merrill Lynch & Co, Inc	742,775
2,488		Morgan Stanley	208,693
3,731	*	Nasdaq Stock Market, Inc	110,848
3,369		Nuveen Investments, Inc (Class A)	209,383
3,794		Nymex Holdings, Inc	476,640
10,913	e	NYSE Euronext	803,415
5,086		SEI Investments Co	147,697
11,198		T Rowe Price Group, Inc	581,064
10,285	*	TD Ameritrade Holding Corp	205,700
		TOTAL SECURITY AND COMMODITY BROKERS	10,046,118

SPECIAL TRADE CONTRACTORS - 0.04%
4,761	e*	Quanta Services, Inc	146,020
		TOTAL SPECIAL TRADE CONTRACTORS	146,020

STONE, CLAY, AND GLASS PRODUCTS - 0.87%
27,904		3M Co	2,421,788
1,992	e	Eagle Materials, Inc	97,708

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
5,901		Gentex Corp	$116,191
6,001	*	Owens-Illinois, Inc	210,035
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	2,845,722

TOBACCO PRODUCTS - 1.19%
49,657		Altria Group, Inc	3,482,942
2,652		Loews Corp (Carolina Group)	204,920
3,720	e	UST, Inc	199,801
		TOTAL TOBACCO PRODUCTS	3,887,663

TRANSPORTATION BY AIR - 0.68%
9,919	e*	AMR Corp	261,366
4,071	*	Continental Airlines, Inc (Class B)	137,885
720		Copa Holdings S.A. (Class A)	48,413
9,915	*	Delta Air Lines, Inc	195,326
10,690		FedEx Corp	1,186,269
7,211	*	Northwest Airlines Corp	160,084
6,782		Southwest Airlines Co	101,120
2,808	e*	UAL Corp	113,977
		TOTAL TRANSPORTATION BY AIR	2,204,440

TRANSPORTATION EQUIPMENT - 3.08%
1,874		Autoliv, Inc	106,574
3,816	*	BE Aerospace, Inc	157,601
32,613		Boeing Co	3,136,066
2,328		General Dynamics Corp	182,096
5,179		Goodrich Corp	308,461
10,659		Harley-Davidson, Inc	635,383
3,582		Harsco Corp	186,264
966		ITT Industries, Inc	65,958
14,610		Lockheed Martin Corp	1,375,239
899		Northrop Grumman Corp	70,005
2,983		Oshkosh Truck Corp	187,690
10,282		Paccar, Inc	894,945
5,572	*	Pactiv Corp	177,691
9,395		Raytheon Co	506,297
2,382	*	Spirit Aerosystems Holdings, Inc (Class A)	85,871
1,524	e	Thor Industries, Inc	68,793
3,039	e	Trinity Industries, Inc	132,318
25,110		United Technologies Corp	1,781,052
		TOTAL TRANSPORTATION EQUIPMENT	10,058,304

TRANSPORTATION SERVICES - 0.27%
7,004		CH Robinson Worldwide, Inc	367,850
8,736		Expeditors International Washington, Inc	360,797
1,000	e	GATX Corp	49,250
4,058		UTI Worldwide, Inc	108,714
		TOTAL TRANSPORTATION SERVICES	886,611

TRUCKING AND WAREHOUSING - 0.72%
1,471		Con-way, Inc	73,903
4,407		J.B. Hunt Transport Services, Inc	129,213
2,479		Landstar System, Inc	119,612

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
27,632		United Parcel Service, Inc (Class B)	$2,017,136
		TOTAL TRUCKING AND WAREHOUSING	2,339,864

WATER TRANSPORTATION - 0.17%
7,465		Carnival Corp	364,068
1,934		Frontline Ltd	88,674
2,329	*	Kirby Corp	89,410
		TOTAL WATER TRANSPORTATION	542,152

WHOLESALE TRADE-DURABLE GOODS - 0.40%
2,799	*	Arrow Electronics, Inc	107,566
493		BorgWarner, Inc	42,418
4,770	*	Cytyc Corp	205,635
1,779		Martin Marietta Materials, Inc	288,234
5,839	*	Patterson Cos, Inc	217,620
2,139	e	Pool Corp	83,485
243		Reliance Steel & Aluminum Co	13,671
2,456		W.W. Grainger, Inc	228,531
1,973	*	WESCO International, Inc	119,268
		TOTAL WHOLESALE TRADE-DURABLE GOODS	1,306,428

WHOLESALE TRADE-NONDURABLE GOODS - 0.89%
3,045		Airgas, Inc	145,856
1,548	e*	Bare Escentuals, Inc	52,864
2,268	e	Brown-Forman Corp (Class B)	165,745
15,922		Cardinal Health, Inc	1,124,720
341		Dean Foods Co	10,868
5,745	*	Endo Pharmaceuticals Holdings, Inc	196,651
3,738	*	Henry Schein, Inc	199,721
2,096		Herbalife Ltd	83,106
25,588		Sysco Corp	844,148
1,432	e*	Tractor Supply Co	74,536
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	2,898,215

		TOTAL COMMON STOCKS	325,741,756
		(Cost $292,705,011)

PRINICPAL		ISSUER

SHORT-TERM INVESTMENTS - 4.35%

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.15%
$ 490,000	d	Federal Home Loan Bank 0.000%, 07/02/07	490,000
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	490,000

SHARES		COMPANY

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.20%
13,712,973		State Street Navigator Securities Lending Prime Portfolio	13,712,973
		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED	13,712,973

		TOTAL SHORT-TERM INVESTMENTS	14,202,973
		(Cost $14,202,907)

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

		VALUE

	TOTAL PORTFOLIO - 104.10%	$339,944,729
	(Cost $306,907,918)

	OTHER ASSETS & LIABILITIES, NET - (4.10)%	(13,404,564)

	NET ASSETS - 100.00%	$326,540,165

*	Non-income producing.
**	Percentage represents less than 0.01%.
d	All or a portion of these securities have been segregated by the custodian to cover margin or other
	requirements on open futures contracts in the amount of $520,428.
e	All or a portion of these securities are out on loan.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
LARGE-CAP VALUE INDEX FUND
STATEMENT OF INVESTMENTS (unaudited)
June 30, 2007

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.31%

AMUSEMENT AND RECREATION SERVICES - 0.60%
4,453		Harrah's Entertainment, Inc	$379,663
2,253		International Speedway Corp (Class A)	118,756
62,935		Walt Disney Co	2,148,601
1,870		Warner Music Group Corp	27,022
		TOTAL AMUSEMENT AND RECREATION SERVICES	2,674,042

APPAREL AND ACCESSORY STORES - 0.19%
254	*	AnnTaylor Stores Corp	8,997
8,503		Foot Locker, Inc	185,365
33,558		Gap, Inc	640,958
		TOTAL APPAREL AND ACCESSORY STORES	835,320

APPAREL AND OTHER TEXTILE PRODUCTS - 0.20%
6,820		Jones Apparel Group, Inc	192,665
6,064		Liz Claiborne, Inc	226,187
4,976	e	VF Corp	455,702
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	874,554

AUTO REPAIR, SERVICES AND PARKING - 0.08%
5,852	*	Hertz Global Holdings, Inc	155,488
3,382	e	Ryder System, Inc	181,952
		TOTAL AUTO REPAIR, SERVICES AND PARKING	337,440

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.07%
9,733	*	Autonation, Inc	218,409
3,394		United Auto Group Inc	72,258
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	290,667

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.41%
46,310		Home Depot, Inc	1,822,299
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	1,822,299

BUSINESS SERVICES - 1.62%
3,101	*	Affiliated Computer Services, Inc (Class A)	175,889
3,673	*	Avis Budget Group, Inc	104,423
8,644		CA, Inc	223,275
11,289	*	Cadence Design Systems, Inc	247,906
693	*	Ceridian Corp	24,255
959	e*	Checkfree Corp	38,552
10,119	*	Computer Sciences Corp	598,539
3,197	*	Compuware Corp	37,916
8,055	*	Convergys Corp	195,253
12,796		Electronic Data Systems Corp	354,833
10,933	e*	Expedia, Inc	320,228
2,890		Fair Isaac Corp	115,947

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
1,693		Fidelity National Information Services, Inc	$91,896
35,168	e	First Data Corp	1,148,939
1,434	*	Getty Images, Inc	68,560
1,182		IMS Health, Inc	37,978
10,055	e*	Interpublic Group of Cos, Inc	114,627
9,613	*	Juniper Networks, Inc	241,959
8,659	*	NCR Corp	454,944
17,003	*	Novell, Inc	132,453
3,222		ServiceMaster Co	49,812
150,072	*	Sun Microsystems, Inc	789,379
43,174	*	Symantec Corp	872,115
19,791	*	Unisys Corp	180,890
4,056	*	United Rentals, Inc	131,982
12,512		Waste Management, Inc	488,594
		TOTAL BUSINESS SERVICES	7,241,144

CHEMICALS AND ALLIED PRODUCTS - 7.32%
6,414		Air Products & Chemicals, Inc	515,493
4,153		Alberto-Culver Co	98,509
18,498	*	Amgen, Inc	1,022,754
608		Avery Dennison Corp	40,420
1,914		Avon Products, Inc	70,340
15,235	*	Biogen Idec, Inc	815,073
1,012		Cabot Corp	48,252
2,040		Celanese Corp (Series A)	79,111
2,777	e*	Charles River Laboratories International, Inc	143,349
14,562		Chemtura Corp	161,784
1,024		Clorox Co	63,590
2,318		Colgate-Palmolive Co	150,322
2,365		Cytec Industries, Inc	150,816
53,365		Dow Chemical Co	2,359,800
43,122		Du Pont (E.I.) de Nemours & Co	2,192,322
4,868		Eastman Chemical Co	313,158
28,416		Eli Lilly & Co	1,587,886
2,273		FMC Corp	203,183
4,996		Huntsman Corp	121,453
1,870		International Flavors & Fragrances, Inc	97,502
1,648	*	Invitrogen Corp	121,540
14,195	*	King Pharmaceuticals, Inc	290,430
2,861		Lubrizol Corp	184,678
12,861	e	Lyondell Chemical Co	477,400
21,115		Merck & Co, Inc	1,051,527
9,376	*	Millennium Pharmaceuticals, Inc	99,104
4,941	*	Mosaic Co	192,798
393,266		Pfizer, Inc	10,055,812
8,946		PPG Industries, Inc	680,880
106,527		Procter & Gamble Co	6,518,387
3,918		Rohm & Haas Co	214,236
941		RPM International, Inc	21,747
1,402	e	Scotts Miracle-Gro Co (Class A)	60,202
4,662		Sigma-Aldrich Corp	198,928
5,837		Valspar Corp	165,829
2,405	*	Watson Pharmaceuticals, Inc	78,235
612	e	Westlake Chemical Corp	17,209

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
35,561		Wyeth	$2,039,068
		TOTAL CHEMICALS AND ALLIED PRODUCTS	32,703,127

COMMUNICATIONS - 7.48%
20,093		Alltel Corp	1,357,282
345,349		AT&T, Inc	14,331,984
19,510	*	Avaya, Inc	328,548
8,275	*	Cablevision Systems Corp (Class A)	299,472
6,615		CenturyTel, Inc	324,466
11,327		Citizens Communications Co	172,963
21,839		Clear Channel Communications, Inc	825,951
64,509	*	Comcast Corp (Class A)	1,813,993
2,360	e*	Crown Castle International Corp	85,597
8,928		Embarq Corp	565,815
1,210		Hearst-Argyle Television, Inc	29,161
8,853	e*	IAC/InterActiveCorp	306,402
10,551	e*	Liberty Global, Inc (Class A)	433,013
7,222	*	Liberty Media Corp - Capital (Series A)	849,885
14,286	*	Liberty Media Holding Corp (Interactive A)	319,006
92,314	*	Qwest Communications International, Inc	895,446
157,456		Sprint Nextel Corp	3,260,914
2,927		Telephone & Data Systems, Inc	183,142
3,413	*	Time Warner Cable, Inc (Class A)	133,687
389	*	US Cellular Corp	35,243
162,535		Verizon Communications, Inc	6,691,566
11,971		Windstream Corp	176,692
		TOTAL COMMUNICATIONS	33,420,228

DEPOSITORY INSTITUTIONS - 16.12%
7,780		Associated Banc-Corp	254,406
4,713		Astoria Financial Corp	118,014
4,435		Bancorpsouth, Inc	108,480
248,430		Bank of America Corp	12,145,743
1,662		Bank of Hawaii Corp	85,826
41,976		Bank of New York Co Inc/The	1,739,485
30,847		BB&T Corp	1,254,856
1,512		BOK Financial Corp	80,771
383		Capitol Federal Financial	14,140
276,925		Citigroup, Inc	14,203,483
2,355		City National Corp	179,192
8,511		Colonial Bancgroup, Inc	212,520
8,733		Comerica, Inc	519,352
7,637	e	Commerce Bancorp, Inc	282,493
4,255		Commerce Bancshares, Inc	192,752
7,633		Compass Bancshares, Inc	526,524
2,988		Cullen/Frost Bankers, Inc	159,768
3,421		East West Bancorp, Inc	133,008
29,836	e	Fifth Third Bancorp	1,186,578
403		First Citizens Bancshares, Inc (Class A)	78,343
6,932	e	First Horizon National Corp	270,348
9,093	e	Fulton Financial Corp	131,121
17,051		Hudson City Bancorp, Inc	208,363
14,470	e	Huntington Bancshares, Inc	329,048
4,114	e	IndyMac Bancorp, Inc	120,005

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
191,234		JPMorgan Chase & Co	$9,265,287
21,958		Keycorp	753,818
3,842		M&T Bank Corp	410,710
14,949		Marshall & Ilsley Corp	712,021
1,701		Mellon Financial Corp	74,844
28,650		National City Corp	954,618
17,970	e	New York Community Bancorp, Inc	305,849
1,826		Northern Trust Corp	117,302
2,975		People's United Financial, Inc	52,747
19,309		PNC Financial Services Group, Inc	1,382,138
16,164		Popular, Inc	259,755
39,453		Regions Financial Corp	1,305,894
5,984		Sky Financial Group, Inc	166,714
23,063		Sovereign Bancorp, Inc	487,552
4,253		State Street Corp	290,905
19,963		SunTrust Banks, Inc	1,711,628
8,816		Synovus Financial Corp	270,651
6,960		TCF Financial Corp	193,488
2,948		UnionBanCal Corp	175,996
97,339		US Bancorp	3,207,320
6,908	e	Valley National Bancorp	155,361
106,462		Wachovia Corp	5,456,178
5,691		Washington Federal, Inc	138,348
49,395		Washington Mutual, Inc	2,106,203
3,216		Webster Financial Corp	137,227
187,941		Wells Fargo & Co	6,609,885
2,461		Western Union Co	51,263
3,731		Whitney Holding Corp	112,303
4,176		Wilmington Trust Corp	173,346
6,255		Zions Bancorporation	481,072
		TOTAL DEPOSITORY INSTITUTIONS	72,055,042

EATING AND DRINKING PLACES - 0.60%
53,018		McDonald's Corp	2,691,194
		TOTAL EATING AND DRINKING PLACES	2,691,194

EDUCATIONAL SERVICES - 0.00%**
173	*	Laureate Education, Inc	10,667
		TOTAL EDUCATIONAL SERVICES	10,667

ELECTRIC, GAS, AND SANITARY SERVICES - 6.02%
4,501		AGL Resources, Inc	182,200
7,035		Alliant Energy Corp	273,310
12,963	*	Allied Waste Industries, Inc	174,482
12,245		Ameren Corp	600,127
22,326		American Electric Power Co, Inc	1,005,563
4,231		Aqua America, Inc	95,155
4,703		Atmos Energy Corp	141,372
13,169		CMS Energy Corp	226,507
14,625		Consolidated Edison, Inc	659,880
2,263		Constellation Energy Group, Inc	197,266
19,610		Dominion Resources, Inc	1,692,539
2,940	e	DPL, Inc	83,320
10,557		DTE Energy Co	509,059

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
72,219		Duke Energy Corp	$1,321,608
15,872	*	Dynegy, Inc (Class A)	149,832
18,242		Edison International	1,023,741
38,438		El Paso Corp	662,287
4,498		Energen Corp	247,120
9,257		Energy East Corp	241,515
11,042		Entergy Corp	1,185,359
18,335		Exelon Corp	1,331,121
17,063		FirstEnergy Corp	1,104,488
22,752		FPL Group, Inc	1,290,948
4,405		Great Plains Energy, Inc	128,274
4,833	e	Hawaiian Electric Industries, Inc	114,494
4,446	e	Integrys Energy Group, Inc	225,546
10,607		KeySpan Corp	445,282
10,375		MDU Resources Group, Inc	290,915
4,510	*	Mirant Corp	192,352
5,001	e	National Fuel Gas Co	216,593
15,629		NiSource, Inc	323,677
8,662		Northeast Utilities	245,654
2,645	*	NRG Energy, Inc	109,953
6,642		NSTAR	215,533
5,514		OGE Energy Corp	202,088
6,360		Oneok, Inc	320,608
11,127		Pepco Holdings, Inc	313,781
19,678		PG&E Corp	891,413
5,864		Pinnacle West Capital Corp	233,680
5,489		PPL Corp	256,830
14,989		Progress Energy, Inc	683,349
14,199		Public Service Enterprise Group, Inc	1,246,388
6,766		Puget Energy, Inc	163,602
5,314		Questar Corp	280,845
19,835	*	Reliant Energy, Inc	534,553
1,372		Republic Services, Inc	42,038
6,811		SCANA Corp	260,793
15,118		Sempra Energy	895,439
12,309	*	Sierra Pacific Resources	216,146
42,088		Southern Co	1,443,198
6,241		Southern Union Co	203,394
11,723		TECO Energy, Inc	201,401
5,418		TXU Corp	364,631
5,671		UGI Corp	154,705
5,005	e	Vectren Corp	134,785
5,469		Williams Cos, Inc	172,930
6,837		Wisconsin Energy Corp	302,401
23,592		Xcel Energy, Inc	482,928
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	26,908,998

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 1.61%
6,577	*	ADC Telecommunications, Inc	120,556
18,337	e*	Advanced Micro Devices, Inc	262,219
29,107	*	Atmel Corp	161,835
3,794	*	Avnet, Inc	150,394
1,413		AVX Corp	23,654
6,947		Cooper Industries Ltd (Class A)	396,604

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
3,541	e*	Cree, Inc	$91,535
7,234		Eaton Corp	672,762
827	e*	Energizer Holdings, Inc	82,369
3,767	*	Fairchild Semiconductor International, Inc	72,778
6,285		Honeywell International, Inc	353,720
7,105	*	Integrated Device Technology, Inc	108,493
2,387	*	International Rectifier Corp	88,940
3,501		Intersil Corp (Class A)	110,141
1,742	*	Jarden Corp	74,923
5,220	*	JDS Uniphase Corp	70,105
4,651		L-3 Communications Holdings, Inc	452,961
439		Lincoln Electric Holdings, Inc	32,591
17,561	*	LSI Logic Corp	131,883
28,529	*	Micron Technology, Inc	357,468
3,281		Molex, Inc	98,463
129,584		Motorola, Inc	2,293,637
3,435	*	Novellus Systems, Inc	97,451
2,258	e	RadioShack Corp	74,830
566	e*	Rambus, Inc	10,177
23,705	*	Sanmina-SCI Corp	74,197
2,226		Teleflex, Inc	182,042
25,770	*	Tellabs, Inc	277,285
7,707	*	Vishay Intertechnology, Inc	121,925
1,435		Whirlpool Corp	159,572
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	7,205,510

ENGINEERING AND MANAGEMENT SERVICES - 0.11%
1,989	*	Hewitt Associates, Inc (Class A)	63,648
9,445	*	KBR, Inc	247,742
450	*	Shaw Group, Inc	20,831
2,906	*	URS Corp	141,086
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	473,307

FABRICATED METAL PRODUCTS - 0.44%
259	*	Alliant Techsystems, Inc	25,680
7,302	e	Commercial Metals Co	246,589
3,097		Crane Co	140,759
7,050		Illinois Tool Works, Inc	382,040
6,452		Parker Hannifin Corp	631,715
5,586		Pentair, Inc	215,452
2,924		Snap-On, Inc	147,691
3,167		Stanley Works	192,237
		TOTAL FABRICATED METAL PRODUCTS	1,982,163

FOOD AND KINDRED PRODUCTS - 3.08%
16,006		Anheuser-Busch Cos, Inc	834,873
36,605		Archer Daniels Midland Co	1,211,259
6,722		Bunge Ltd	568,009
6,097		Campbell Soup Co	236,625
43,901		Coca-Cola Co	2,296,461
17,630		Coca-Cola Enterprises, Inc	423,120
27,887		ConAgra Foods, Inc	749,045
9,629	e*	Constellation Brands, Inc (Class A)	233,792
4,281		Corn Products International, Inc	194,571

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
11,654		Del Monte Foods Co	$141,713
17,841		General Mills, Inc	1,042,271
8,384		H.J. Heinz Co	397,988
2,775		Hershey Co	140,471
4,639		Hormel Foods Corp	173,267
3,447		J.M. Smucker Co	219,436
3,881		Kellogg Co	200,997
89,797		Kraft Foods, Inc (Class A)	3,165,344
1,948		McCormick & Co, Inc	74,375
3,132		Molson Coors Brewing Co (Class B)	289,585
5,035	e	Pepsi Bottling Group, Inc	169,579
3,494		PepsiAmericas, Inc	85,813
21,276		Sara Lee Corp	370,202
5,598	*	Smithfield Foods, Inc	172,362
12,909		Tyson Foods, Inc (Class A)	297,423
1,506		Wrigley (Wm.) Jr Co	83,297
		TOTAL FOOD AND KINDRED PRODUCTS	13,771,878

FOOD STORES - 0.40%
14,475		Kroger Co	407,182
24,720		Safeway, Inc	841,222
11,723		Supervalu, Inc	543,009
		TOTAL FOOD STORES	1,791,413

FORESTRY - 0.26%
4,492		Rayonier, Inc	202,769
12,087		Weyerhaeuser Co	954,027
		TOTAL FORESTRY	1,156,796

FURNITURE AND FIXTURES - 0.27%
2,861		Hillenbrand Industries, Inc	185,965
2,288		Johnson Controls, Inc	264,882
9,366		Leggett & Platt, Inc	206,520
19,920		Masco Corp	567,122
		TOTAL FURNITURE AND FIXTURES	1,224,489

FURNITURE AND HOMEFURNISHINGS STORES - 0.08%
5,418	e	Circuit City Stores, Inc	81,703
2,740	e*	Mohawk Industries, Inc	276,165
797		Steelcase, Inc (Class A)	14,745
		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	372,613

GENERAL BUILDING CONTRACTORS - 0.36%
6,386		Centex Corp	256,079
17,587		DR Horton, Inc	350,509
4,313		KB Home	169,803
7,592		Lennar Corp (Class A)	277,564
1,904	e	MDC Holdings, Inc	92,077
146	*	NVR, Inc	99,244
6,692		Pulte Homes, Inc	150,235
1,490	e	Ryland Group, Inc	55,681
7,049	e*	Toll Brothers, Inc	176,084
		TOTAL GENERAL BUILDING CONTRACTORS	1,627,276

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
GENERAL MERCHANDISE STORES - 0.78%
4,097	*	BJ's Wholesale Club, Inc	$147,615
7,859		Costco Wholesale Corp	459,909
3,810	e	Dillard's, Inc (Class A)	136,893
24,932		Macy's, Inc	991,795
1,101		Saks, Inc	23,506
35,903		Wal-Mart Stores, Inc	1,727,293
		TOTAL GENERAL MERCHANDISE STORES	3,487,011

HEALTH SERVICES - 0.68%
5,794		AmerisourceBergen Corp	286,629
1,387		Brookdale Senior Living, Inc	63,206
4,897	e*	Community Health Systems, Inc	198,084
12,689		Health Management Associates, Inc (Class A)	144,147
2,622	*	LifePoint Hospitals, Inc	101,419
1,298		McKesson Corp	77,413
5,985		Omnicare, Inc	215,819
6,789	e*	Tenet Healthcare Corp	44,196
4,308	*	Triad Hospitals, Inc	231,598
2,213		Universal Health Services, Inc (Class B)	136,100
19,528	*	WellPoint, Inc	1,558,920
		TOTAL HEALTH SERVICES	3,057,531

HOLDING AND OTHER INVESTMENT OFFICES - 5.37%
8,800	e	Allied Capital Corp	272,448
5,832		AMB Property Corp	310,379
14,000		Annaly Mortgage Management, Inc	201,880
5,583		Apartment Investment & Management Co (Class A)	281,495
12,599		Archstone-Smith Trust	744,727
4,630		AvalonBay Communities, Inc	550,414
5,735		Boston Properties, Inc	585,716
5,500		Brandywine Realty Trust	157,190
2,971		BRE Properties, Inc (Class A)	176,151
3,129		Camden Property Trust	209,549
3,631		CBL & Associates Properties, Inc	130,898
2,949		Colonial Properties Trust	107,491
6,222		Developers Diversified Realty Corp	327,962
3,700	e	Douglas Emmett, Inc	91,538
2,066		Duke Realty Corp	73,694
16,277		Equity Residential	742,720
894	e	Essex Property Trust, Inc	103,972
1,705		Federal Realty Investment Trust	131,728
4,919		General Growth Properties, Inc	260,461
11,622		Health Care Property Investors, Inc	336,224
4,007		Health Care REIT, Inc	161,723
5,320		Hospitality Properties Trust	220,727
30,219		Host Marriott Corp	698,663
11,903		HRPT Properties Trust	123,791
139,917		iShares Russell 1000 Value Index Fund	12,136,401
7,389		iStar Financial, Inc	327,554
12,837		Kimco Realty Corp	488,705
5,282	e	Liberty Property Trust	232,038
4,044		Mack-Cali Realty Corp	175,874
9,121		Plum Creek Timber Co, Inc	379,981

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
1,797		Prologis	$102,249
5,730		Public Storage, Inc	440,179
3,935		Regency Centers Corp	277,418
5,673		Simon Property Group, Inc	527,816
3,043		SL Green Realty Corp	376,997
1,548		Taubman Centers, Inc	76,796
4,829	*	TFS Financial Corp	55,727
6,387		Thornburg Mortgage, Inc	167,212
16,986		Virgin Media, Inc	413,949
7,617		Vornado Realty Trust	836,651
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	24,017,088

HOTELS AND OTHER LODGING PLACES - 0.10%
893	e	Station Casinos, Inc	77,512
9,929	*	Wyndham Worldwide Corp	360,026
		TOTAL HOTELS AND OTHER LODGING PLACES	437,538

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.92%
1,777	*	AGCO Corp	77,140
1,781		Black & Decker Corp	157,280
2,214		Carlisle Cos, Inc	102,973
12,038		Deere & Co	1,453,468
7,757		Dover Corp	396,771
418		Flowserve Corp	29,929
2,964	*	Gardner Denver, Inc	126,118
512,006	d	General Electric Co	19,599,590
15,842		Ingersoll-Rand Co Ltd (Class A)	868,458
16,922		International Business Machines Corp	1,781,041
3,815		Jabil Circuit, Inc	84,197
975		Kennametal, Inc	79,979
3,721		Lennox International, Inc	127,370
2,417	*	Lexmark International, Inc (Class A)	119,182
761		Pall Corp	34,998
5,188	*	SanDisk Corp	253,901
18,907		Seagate Technology, Inc	411,605
32,200	*	Solectron Corp	118,496
3,330		SPX Corp	292,407
4,540		Timken Co	163,939
8,729	*	Western Digital Corp	168,906
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	26,447,748

INSTRUMENTS AND RELATED PRODUCTS - 2.42%
8,217		Applera Corp (Applied Biosystems Group)	250,947
2,479	e	Bausch & Lomb, Inc	172,142
283		Beckman Coulter, Inc	18,304
74,555	*	Boston Scientific Corp	1,143,674
1,173	e	Cooper Cos, Inc	62,544
1,925		DRS Technologies, Inc	110,245
16,648	e	Eastman Kodak Co	463,314
7,243		Emerson Electric Co	338,972
101,345		Johnson & Johnson	6,244,879
3,826		PerkinElmer, Inc	99,706
2,234	e	Pitney Bowes, Inc	104,596
3,545		Tektronix, Inc	119,608

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
3,961	*	Teradyne, Inc	$69,634
12,499	*	Thermo Electron Corp	646,448
52,473	*	Xerox Corp	969,701
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	10,814,714

INSURANCE AGENTS, BROKERS AND SERVICE - 0.86%
16,560		AON Corp	705,622
3,847	e	Gallagher (Arthur J.) & Co	107,254
17,908		Hartford Financial Services Group, Inc	1,764,117
31,315		Marsh & McLennan Cos, Inc	967,007
510		White Mountains Insurance Group Ltd	309,070
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	3,853,070

INSURANCE CARRIERS - 7.48%
17,239		ACE Ltd	1,077,782
5,920		Aetna, Inc	292,448
2,299		Aflac, Inc	118,169
344	*	Alleghany Corp	139,836
3,385		Allied World Assurance Holdings Ltd	173,481
34,066		Allstate Corp	2,095,400
5,520		Ambac Financial Group, Inc	481,289
4,877	e	American Financial Group, Inc	166,550
116,692		American International Group, Inc	8,171,941
644		American National Insurance Co	98,274
2,848	*	Arch Capital Group Ltd	206,594
7,352	e	Assurant, Inc	433,180
8,606		Axis Capital Holdings Ltd	349,834
22,514		Chubb Corp	1,218,908
9,236		Cincinnati Financial Corp	400,842
1,157	e	CNA Financial Corp	55,177
9,323	*	Conseco, Inc	194,757
3,287		Endurance Specialty Holdings Ltd	131,611
2,827		Erie Indemnity Co (Class A)	152,771
3,536		Everest Re Group Ltd	384,151
12,645		Fidelity National Title Group, Inc (Class A)	299,687
5,177		First American Corp	256,262
24,338		Genworth Financial, Inc (Class A)	837,227
2,017		Hanover Insurance Group, Inc	98,409
3,084		HCC Insurance Holdings, Inc	103,036
9,358	e	Leucadia National Corp	329,870
15,259		Lincoln National Corp	1,082,626
24,379		Loews Corp	1,242,841
497	*	Markel Corp	240,826
7,325		MBIA, Inc	455,762
1,689		Mercury General Corp	93,081
26,402		Metlife, Inc	1,702,401
4,930	e	MGIC Investment Corp	280,320
2,463	e	Nationwide Financial Services, Inc (Class A)	155,711
12,977		Old Republic International Corp	275,891
774		OneBeacon Insurance Group Ltd	19,605
2,329		PartnerRe Ltd	180,498
646	*	Philadelphia Consolidated Holding Co	27,003
4,773		PMI Group, Inc	213,210
14,327		Principal Financial Group	835,121

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
41,207		Progressive Corp	$986,084
3,867		Protective Life Corp	184,881
19,765		Prudential Financial, Inc	1,921,751
4,784		Radian Group, Inc	258,336
1,578	e	Reinsurance Group Of America, Inc	95,059
4,046		RenaissanceRe Holdings Ltd	250,812
6,156		Safeco Corp	383,273
3,182		Stancorp Financial Group, Inc	166,991
5,348		Torchmark Corp	358,316
999	e	Transatlantic Holdings, Inc	71,059
37,320		Travelers Cos, Inc/The	1,996,620
2,766		Unitrin, Inc	136,032
19,926		UnumProvident Corp	520,268
6,976		W.R. Berkley Corp	226,999
126		Wesco Financial Corp	48,510
9,190		XL Capital Ltd (Class A)	774,625
		TOTAL INSURANCE CARRIERS	33,451,998

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.04%
5,038		Laidlaw International, Inc	174,063
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	174,063

LUMBER AND WOOD PRODUCTS - 0.03%
5,971		Louisiana-Pacific Corp	112,971
		TOTAL LUMBER AND WOOD PRODUCTS	112,971

METAL MINING - 0.19%
3,781		Freeport-McMoRan Copper & Gold, Inc (Class B)	313,142
13,810		Newmont Mining Corp	539,419
		TOTAL METAL MINING	852,561

MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.11%
1,092	*	Armstrong World Industries, Inc	54,764
8,292		Fortune Brands, Inc	683,012
5,911		Hasbro, Inc	185,665
12,158		Mattel, Inc	307,476
110,912	*	Tyco International Ltd	3,747,716
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	4,978,633

MISCELLANEOUS RETAIL - 0.58%
2,476		Barnes & Noble, Inc	95,252
40,593		CVS Corp	1,479,615
2,371		OfficeMax, Inc	93,180
26,054	e*	Rite Aid Corp	166,225
4,516	*	Sears Holdings Corp	765,462
		TOTAL MISCELLANEOUS RETAIL	2,599,734

MOTION PICTURES - 1.36%
35,970		CBS Corp (Class B)	1,198,520
7,020	*	Discovery Holding Co (Class A)	161,390
682	*	DreamWorks Animation SKG, Inc (Class A)	19,669
43,318		News Corp (Class A)	918,775
180,492		Time Warner, Inc	3,797,552
		TOTAL MOTION PICTURES	6,095,906

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
NONDEPOSITORY INSTITUTIONS - 2.04%
8,706		American Capital Strategies Ltd	$370,179
5,681	e*	AmeriCredit Corp	150,831
23,262		Capital One Financial Corp	1,824,671
1,477		CapitalSource, Inc	36,319
10,733		CIT Group, Inc	588,490
34,053		Countrywide Financial Corp	1,237,827
54,474		Fannie Mae	3,558,786
21,988		Freddie Mac	1,334,672
182		Student Loan Corp	37,110
		TOTAL NONDEPOSITORY INSTITUTIONS	9,138,885

OIL AND GAS EXTRACTION - 0.88%
25,969		Anadarko Petroleum Corp	1,350,128
10,961	e	Chesapeake Energy Corp	379,251
4,498	e	Cimarex Energy Co	177,266
609		ENSCO International, Inc	37,155
812	e	Equitable Resources, Inc	40,243
4,308	e*	Forest Oil Corp	182,056
1,033	*	Helix Energy Solutions Group, Inc	41,227
5,611		Helmerich & Payne, Inc	198,742
1,865	*	Nabors Industries Ltd	62,254
8,781		Patterson-UTI Energy, Inc	230,150
6,739		Pioneer Natural Resources Co	328,257
4,012	*	Plains Exploration & Production Co	191,814
3,560	e	Pogo Producing Co	180,812
2,215	*	Pride International, Inc	82,974
1,706		Rowan Cos, Inc	69,912
1,423	*	SEACOR Holdings, Inc	132,851
3,388		St. Mary Land & Exploration Co	124,069
1,325	e	Tidewater, Inc	93,916
482	*	Unit Corp	30,323
		TOTAL OIL AND GAS EXTRACTION	3,933,400

PAPER AND ALLIED PRODUCTS - 0.76%
5,766		Bemis Co	191,316
12,406	*	Domtar Corporation	138,451
24,386		International Paper Co	952,273
13,715		Kimberly-Clark Corp	917,396
10,117		MeadWestvaco Corp	357,332
14,858	*	Smurfit-Stone Container Corp	197,760
5,428		Sonoco Products Co	232,373
6,472		Temple-Inland, Inc	398,222
		TOTAL PAPER AND ALLIED PRODUCTS	3,385,123

PERSONAL SERVICES - 0.06%
1,697		Cintas Corp	66,913
17,548		Service Corp International	224,263
		TOTAL PERSONAL SERVICES	291,176

PETROLEUM AND COAL PRODUCTS - 11.44%
18,538		Apache Corp	1,512,515
3,417		Ashland, Inc	218,517

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
120,317		Chevron Corp	$10,135,504
91,496		ConocoPhillips	7,182,436
24,912		Devon Energy Corp	1,950,360
13,638		EOG Resources, Inc	996,392
251,018		Exxon Mobil Corp	21,055,390
2,659		Frontier Oil Corp	116,384
15,928		Hess Corp	939,115
38,403		Marathon Oil Corp	2,302,644
10,931		Murphy Oil Corp	649,739
7,660	*	Newfield Exploration Co	348,913
8,203		Noble Energy, Inc	511,785
46,680		Occidental Petroleum Corp	2,701,838
6,485		Valero Energy Corp	478,982
594	e	Western Refining, Inc	34,333
		TOTAL PETROLEUM AND COAL PRODUCTS	51,134,847

PIPELINES, EXCEPT NATURAL GAS - 0.21%
36,224		Spectra Energy Corp	940,375
		TOTAL PIPELINES, EXCEPT NATURAL GAS	940,375

PRIMARY METAL INDUSTRIES - 0.85%
48,354		Alcoa, Inc	1,959,788
583		Carpenter Technology Corp	75,971
2,551	e	Hubbell, Inc (Class B)	138,315
13,091		Nucor Corp	767,787
3,523	e	Steel Dynamics, Inc	147,649
6,623		United States Steel Corp	720,251
		TOTAL PRIMARY METAL INDUSTRIES	3,809,761

PRINTING AND PUBLISHING - 0.60%
4,838		EW Scripps Co (Class A)	221,048
13,139		Gannett Co, Inc	721,988
8,581	e	Idearc, Inc	303,167
3,100	e	McClatchy Co (Class A)	78,461
6,970	e	New York Times Co (Class A)	177,038
3,782	*	R.H. Donnelley Corp	286,600
12,520		R.R. Donnelley & Sons Co	544,745
4,666		Tribune Co	137,180
303		Washington Post Co (Class B)	235,155
		TOTAL PRINTING AND PUBLISHING	2,705,382

RAILROAD TRANSPORTATION - 0.52%
1,135		Burlington Northern Santa Fe Corp	96,634
20,291		CSX Corp	914,718
1,763	e*	Kansas City Southern Industries, Inc	66,183
10,686		Norfolk Southern Corp	561,763
5,894		Union Pacific Corp	678,694
		TOTAL RAILROAD TRANSPORTATION	2,317,992

RUBBER AND MISCELLANEOUS PLASTIC PRODUCT - 0.10%
6,945		Newell Rubbermaid, Inc	204,391
7,789		Sealed Air Corp	241,615
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCT	446,006

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
SECURITY AND COMMODITY BROKERS - 3.58%
701		A.G. Edwards, Inc	$59,270
12,827		Ameriprise Financial, Inc	815,412
6,787		Bear Stearns Cos, Inc	950,180
1,537		BlackRock, Inc	240,679
14,917	*	E*Trade Financial Corp	329,517
12,851		Goldman Sachs Group, Inc	2,785,454
2,515		Janus Capital Group, Inc	70,018
6,337		Jefferies Group, Inc	170,972
4,337		Legg Mason, Inc	426,674
29,818		Lehman Brothers Holdings, Inc	2,222,037
36,639		Merrill Lynch & Co, Inc	3,062,288
55,922		Morgan Stanley	4,690,737
1,266	*	Nasdaq Stock Market, Inc	37,613
4,868		Raymond James Financial, Inc	150,421
		TOTAL SECURITY AND COMMODITY BROKERS	16,011,272

STONE, CLAY, AND GLASS PRODUCTS - 0.15%
2,582		3M Co	224,092
6,048	e*	Owens Corning, Inc	203,394
4,484	e*	USG Corp	219,895
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	647,381

TOBACCO PRODUCTS - 1.03%
50,510		Altria Group, Inc	3,542,771
2,470		Loews Corp (Carolina Group)	190,857
10,125	e	Reynolds American, Inc	660,150
4,327	e	UST, Inc	232,403
		TOTAL TOBACCO PRODUCTS	4,626,181

TRANSPORTATION BY AIR - 0.26%
2,773		FedEx Corp	307,720
4,846	*	Northwest Airlines Corp	107,581
33,826	e	Southwest Airlines Co	504,346
2,633	e*	UAL Corp	106,873
4,527	*	US Airways Group, Inc	137,032
		TOTAL TRANSPORTATION BY AIR	1,163,552

TRANSPORTATION EQUIPMENT - 1.93%
1,817		Autoliv, Inc	103,333
4,532		Brunswick Corp	147,879
105,069	e*	Ford Motor Co	989,750
19,514		General Dynamics Corp	1,526,385
27,563	e	General Motors Corp	1,041,881
9,536		Genuine Parts Co	472,986
8,404		ITT Industries, Inc	573,825
18,561		Northrop Grumman Corp	1,445,345
12,022		Raytheon Co	647,866
1,700	*	Spirit Aerosystems Holdings, Inc (Class A)	61,285
340	e	Trinity Industries, Inc	14,804
3,147	*	TRW Automotive Holdings Corp	115,904

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
21,084		United Technologies Corp	$1,495,488
		TOTAL TRANSPORTATION EQUIPMENT	8,636,731

TRANSPORTATION SERVICES - 0.02%
1,668	e	GATX Corp	82,149
		TOTAL TRANSPORTATION SERVICES	82,149

TRUCKING AND WAREHOUSING - 0.03%
3,634	e*	YRC Worldwide, Inc	133,731
		TOTAL TRUCKING AND WAREHOUSING	133,731

WATER TRANSPORTATION - 0.32%
2,599		Alexander & Baldwin, Inc	138,033
14,271		Carnival Corp	695,997
1,930		Overseas Shipholding Group, Inc	157,102
7,453		Royal Caribbean Cruises Ltd	320,330
2,255		Teekay Corp	130,587
		TOTAL WATER TRANSPORTATION	1,442,049

WHOLESALE TRADE-DURABLE GOODS - 0.21%
3,571	*	Arrow Electronics, Inc	137,234
2,571		BorgWarner, Inc	221,209
7,933	*	Ingram Micro, Inc (Class A)	172,225
3,853		Reliance Steel & Aluminum Co	216,764
3,110	*	Tech Data Corp	119,611
1,001		W.W. Grainger, Inc	93,143
		TOTAL WHOLESALE TRADE-DURABLE GOODS	960,186

WHOLESALE TRADE-NONDURABLE GOODS - 0.08%
196		Airgas, Inc	9,388
1,187	e	Brown-Forman Corp (Class B)	86,746
7,653		Dean Foods Co	243,901
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	340,035

		TOTAL COMMON STOCKS	443,996,947
		(Cost $394,234,573)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 3.40%

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.66%
$ 2,950,000	d	Federal Home Loan Bank 4.800%, 07/02/07	2,950,000
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	2,950,000

SHARES		COMPANY

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.74%
12,259,139		State Street Navigator Securities Lending Prime Portfolio	12,259,139
		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED	12,259,139

		TOTAL SHORT-TERM INVESTMENTS	15,209,139
		(Cost $15,208,745)

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

		VALUE
	TOTAL PORTFOLIO - 102.71%	$459,206,086
	(Cost $409,443,318)

	OTHER ASSETS & LIABILITIES, NET - (2.71)%	(12,116,046)

	NET ASSETS - 100.00%	$447,090,040

*	Non-income producing.
**	Percentage represents less than 0.01%.
d	All or a portion of these securities have been segregated by the custodian to cover margin or other
	requirements on open futures contracts in the amount of $3,151,704.
e	All or a portion of these securities are out on loan.

TIAA-CREF INSTITUTIONAL FUNDS - Equity Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
EQUITY INDEX FUND
STATEMENT OF INVESTMENTS (unaudited)
June 30, 2007

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.42%

AGRICULTURAL PRODUCTION-CROPS - 0.00%**
2,765	e	Chiquita Brands International, Inc	$52,424
		TOTAL AGRICULTURAL PRODUCTION-CROPS	52,424

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.01%
2,719	e	Pilgrim's Pride Corp	103,784
25	e	Seaboard Corp	58,625
		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	162,409

AGRICULTURAL SERVICES - 0.00%**
864	e*	Cadiz, Inc	19,414
		TOTAL AGRICULTURAL SERVICES	19,414

AMUSEMENT AND RECREATION SERVICES - 0.57%
20,078	*	Activision, Inc	374,856
4,307	e*	Bally Technologies, Inc	113,791
689		Churchill Downs, Inc	36,090
736		Dover Downs Gaming & Entertainment, Inc	11,047
13,574		Harrah's Entertainment, Inc	1,157,319
3,080	e	International Speedway Corp (Class A)	162,347
1,550	e*	Lakes Entertainment, Inc	18,306
2,221	e*	Leapfrog Enterprises, Inc	22,765
2,381	e*	Life Time Fitness, Inc	126,741
4,383	*	Live Nation, Inc	98,092
2,758	*	Magna Entertainment Corp	8,053
3,600	e*	Marvel Entertainment, Inc	91,728
1,925	e*	MTR Gaming Group, Inc	29,645
2,299	e*	Multimedia Games, Inc	29,335
5,447	*	Penn National Gaming, Inc	327,310
4,610	*	Pinnacle Entertainment, Inc	129,772
5,973	e*	Six Flags, Inc	36,376
1,544	e	Speedway Motorsports, Inc	61,729
1,184	*	Town Sports International Holdings, Inc	22,875
144,067		Walt Disney Co	4,918,447
3,298	e	Warner Music Group Corp	47,656
4,672	e*	Westwood One, Inc	33,592
2,932	e*	WMS Industries, Inc	84,618
1,665	e	World Wrestling Entertainment, Inc	26,623
		TOTAL AMUSEMENT AND RECREATION SERVICES	7,969,113

APPAREL AND ACCESSORY STORES - 0.66%
6,380		Abercrombie & Fitch Co (Class A)	465,612
3,885	*	Aeropostale, Inc	161,927
12,932		American Eagle Outfitters, Inc	331,835
5,041	*	AnnTaylor Stores Corp	178,552

TIAA-CREF INSTITUTIONAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,948	e	Bebe Stores, Inc	$31,187
2,831		Brown Shoe Co, Inc	68,850
840	e	Buckle, Inc	33,096
793	e*	Cache, Inc	10,523
4,241	e*	Carter's, Inc	110,012
2,133	e*	Casual Male Retail Group, Inc	21,543
2,314		Cato Corp (Class A)	50,769
2,203	*	Charlotte Russe Holding, Inc	59,195
8,725	*	Charming Shoppes, Inc	94,492
12,867	e*	Chico's FAS, Inc	313,183
1,597	*	Children's Place Retail Stores, Inc	82,469
2,342	e	Christopher & Banks Corp	40,165
994	e*	Citi Trends, Inc	37,732
233		DEB Shops, Inc	6,442
4,020	e*	Dress Barn, Inc	82,490
1,121	e*	DSW, Inc (Class A)	39,033
2,240	e*	Eddie Bauer Holdings, Inc	28,784
2,682		Finish Line, Inc (Class A)	24,433
11,482	e	Foot Locker, Inc	250,308
42,455		Gap, Inc	810,891
7,460	*	Hanesbrands, Inc	201,644
3,079	*	HOT Topic, Inc	33,469
2,710	e*	J Crew Group, Inc	146,584
1,794	e*	Jo-Ann Stores, Inc	51,003
1,448	e*	JOS A Bank Clothiers, Inc	60,049
23,340	*	Kohl's Corp	1,657,840
25,776		Limited Brands, Inc	707,551
3,344	*	New York & Co, Inc	36,650
18,398		Nordstrom, Inc	940,506
5,259	e*	Pacific Sunwear Of California, Inc	115,698
4,864	*	Payless Shoesource, Inc	153,459
10,114		Ross Stores, Inc	311,511
407	*	Shoe Carnival, Inc	11,188
3,326	e	Stage Stores, Inc	69,713
312	e*	Syms Corp	6,156
1,535	e	Talbots, Inc	38,421
2,198	e*	Tween Brands, Inc	98,031
2,066	e*	Under Armour, Inc (Class A)	94,313
8,694	*	Urban Outfitters, Inc	208,917
4,348	e*	Wet Seal, Inc (Class A)	26,131
		TOTAL APPAREL AND ACCESSORY STORES	8,302,357

APPAREL AND OTHER TEXTILE PRODUCTS - 0.20%
1,043	e	Columbia Sportswear Co	71,633
963	e*	G-III Apparel Group Ltd	15,206
3,935	e	Guess ?, Inc	189,037
2,631	*	Gymboree Corp	103,688
8,003		Jones Apparel Group, Inc	226,085
1,667	e	Kellwood Co	46,876
7,614	e	Liz Claiborne, Inc	284,002
1,310	*	Maidenform Brands, Inc	26,017
4,060		Phillips-Van Heusen Corp	245,914
4,305	e	Polo Ralph Lauren Corp	422,364
8,850	e*	Quiksilver, Inc	125,051

TIAA-CREF INSTITUTIONAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
874	e*	True Religion Apparel, Inc	$17,768
6,592		VF Corp	603,695
3,472	*	Warnaco Group, Inc	136,588
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	2,513,924

AUTO REPAIR, SERVICES AND PARKING - 0.10%
741	e*	Amerco, Inc	55,946
1,721	*	Dollar Thrifty Automotive Group, Inc	70,286
4,420	*	Exide Technologies	41,106
22,834	e*	Hertz Global Holdings, Inc	606,699
1,441	*	Midas, Inc	32,667
681		Monro Muffler, Inc	25,503
4,455		Ryder System, Inc	239,679
216	*	Standard Parking Corp	7,588
3,275	e*	Wright Express Corp	112,234
		TOTAL AUTO REPAIR, SERVICES AND PARKING	1,191,708

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.18%
7,687		Advance Auto Parts	311,554
1,878		Asbury Automotive Group, Inc	46,856
11,455	e*	Autonation, Inc	257,050
3,368	*	Autozone, Inc	460,136
15,740	e*	Carmax, Inc	401,370
5,063	*	Copart, Inc	154,877
3,416	e*	CSK Auto Corp	62,854
1,014	e	Lithia Motors, Inc (Class A)	25,695
810	e*	MarineMax, Inc	16,216
8,294	e*	O'Reilly Automotive, Inc	303,146
1,353	*	Rush Enterprises, Inc (Class A)	29,387
2,558	e	Sonic Automotive, Inc (Class A)	74,105
3,796		United Auto Group Inc	80,817
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	2,224,063

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.76%
1,177	e*	Builders FirstSource, Inc	18,903
4,698	e*	Central Garden and Pet Co (Class A)	55,108
9,356	e	Fastenal Co	391,642
143,168		Home Depot, Inc	5,633,661
109,450		Lowe's Cos, Inc	3,359,021
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	9,458,335

BUSINESS SERVICES - 6.89%
3,239	*	24/7 Real Media, Inc	37,993
26,226	*	3Com Corp	108,313
733	e*	3D Systems Corp	18,230
3,785	e	Aaron Rents, Inc	110,522
3,028		ABM Industries, Inc	78,153
1,888	e*	Acacia Research (Acacia Technologies)	30,510
43,138		Accenture Ltd (Class A)	1,850,189
3,842	*	Actuate Corp	26,087
5,011		Acxiom Corp	132,541
1,422		Administaff, Inc	47,623
42,758	*	Adobe Systems, Inc	1,716,734
1,354	e*	Advent Software, Inc	44,073

TIAA-CREF INSTITUTIONAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
6,729	*	Affiliated Computer Services, Inc (Class A)	$381,669
3,199	e*	Agile Software Corp	25,784
1,787	e	Aircastle Ltd	71,140
11,906	e*	Akamai Technologies, Inc	579,108
5,716	*	Alliance Data Systems Corp	441,732
14,364	*	Amdocs Ltd	571,974
1,752	e*	American Reprographics Co	53,944
2,155	*	AMN Healthcare Services, Inc	47,410
1,886	*	Ansoft Corp	55,618
5,613	*	Ansys, Inc	148,745
5,137	*	aQuantive, Inc	327,741
2,421	e	Arbitron, Inc	124,754
4,539	e*	Ariba, Inc	44,981
7,511	e*	Art Technology Group, Inc	19,979
5,821	*	Aspen Technology, Inc	81,494
1,465		Asset Acceptance Capital Corp	25,931
16,775	*	Autodesk, Inc	789,767
40,413		Automatic Data Processing, Inc	1,958,818
7,403	*	Avis Budget Group, Inc	210,467
4,037	e*	Avocent Corp	117,142
659	e*	Bankrate, Inc	31,579
281	e	Barrett Business Services	7,258
28,510	*	BEA Systems, Inc	390,302
14,716	e*	BearingPoint, Inc	107,574
8,180	*	BISYS Group, Inc	96,769
2,964		Blackbaud, Inc	65,445
2,280	e*	Blackboard, Inc	96,034
740	e*	Blue Coat Systems, Inc	36,645
14,596	*	BMC Software, Inc	442,259
5,914	e*	Borland Software Corp	35,129
761	*	Bottomline Technologies, Inc	9,398
3,233	e*	BPZ Energy, Inc	18,040
3,647	e	Brady Corp (Class A)	135,450
3,167		Brink's Co	196,006
29,939		CA, Inc	773,324
2,083	e*	CACI International, Inc (Class A)	101,755
20,679	*	Cadence Design Systems, Inc	454,111
794	e*	Capella Education Co	36,548
3,342	e	Catalina Marketing Corp	105,273
4,380	e*	CBIZ, Inc	32,193
10,719	*	Ceridian Corp	375,165
4,790	e*	Cerner Corp	265,701
6,125	e*	Checkfree Corp	246,225
5,869	e*	ChoicePoint, Inc	249,139
2,094	*	Chordiant Software, Inc	32,792
3,178	e*	Ciber, Inc	25,996
13,464	*	Citrix Systems, Inc	453,333
3,570	e*	Clear Channel Outdoor Holdings, Inc (Class A)	101,174
42,786	e*	CMGI, Inc	83,433
9,613	e*	CNET Networks, Inc	78,739
3,630	*	Cogent Communications Group, Inc	108,428
3,986	e*	Cogent, Inc	58,554
2,865	e	Cognex Corp	64,491
10,364	*	Cognizant Technology Solutions Corp (Class A)	778,233

TIAA-CREF INSTITUTIONAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
2,566	e*	Commvault Systems, Inc	$44,315
1,662	e	Computer Programs & Systems, Inc	51,489
12,586	*	Computer Sciences Corp	744,462
22,836	e*	Compuware Corp	270,835
847	*	COMSYS IT Partners, Inc	19,320
2,722	e*	Concur Technologies, Inc	62,198
10,212	*	Convergys Corp	247,539
1,168	e*	CoStar Group, Inc	61,764
2,389	e*	Covansys Corp	81,059
3,313	*	CSG Systems International, Inc	87,828
2,258	*	Cybersource Corp	27,231
2,440	e*	DealerTrack Holdings, Inc	89,890
3,766		Deluxe Corp	152,937
2,984	e*	Digital River, Inc	135,026
1,040	e*	DivX, Inc	15,600
3,920	e*	DST Systems, Inc	310,503
1,700	e*	DynCorp International, Inc (Class A)	37,383
9,237	*	Earthlink, Inc	69,008
83,546	*	eBay, Inc	2,688,510
1,924	e*	Echelon Corp	30,072
2,788	e*	Eclipsys Corp	55,202
1,083	*	eCollege.com, Inc	24,097
3,450	e*	eFunds Corp	121,785
1,211	e	Electro Rent Corp	17,608
22,638	*	Electronic Arts, Inc	1,071,230
36,973		Electronic Data Systems Corp	1,025,261
4,217	*	Epicor Software Corp	62,707
1,374	e*	EPIQ Systems, Inc	22,204
10,380		Equifax, Inc	461,080
2,294	e*	Equinix, Inc	209,832
1,940	e*	eSpeed, Inc (Class A)	16,762
7,422	e*	Evergreen Energy, Inc	44,755
1,660	e*	ExlService Holdings, Inc	31,108
15,085	*	Expedia, Inc	441,840
3,017	*	F5 Networks, Inc	243,170
3,326		Factset Research Systems, Inc	227,332
4,520	e	Fair Isaac Corp	181,342
1,951	*	FalconStor Software, Inc	20,583
14,001		Fidelity National Information Services, Inc	759,974
54,846		First Data Corp	1,791,819
12,235	*	Fiserv, Inc	694,948
1,148	*	Forrester Research, Inc	32,293
1,910		FTD Group, Inc	35,163
5,026	*	Gartner, Inc	123,589
1,509	*	Gerber Scientific, Inc	17,535
3,732	*	Getty Images, Inc	178,427
1,781	e	Gevity HR, Inc	34,427
3,223	*	Global Cash Access, Inc	51,632
1,146	e*	Global Sources Ltd	26,014
16,669	*	Google, Inc (Class A)	8,724,221
1,315	e*	H&E Equipment Services, Inc	36,478
1,651	e	Healthcare Services Group	48,705
1,245	e	Heartland Payment Systems, Inc	36,516
1,765	*	Heidrick & Struggles International, Inc	90,439

TIAA-CREF INSTITUTIONAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
12,545	*	HLTH Corp	$175,755
1,511	*	HMS Holdings Corp	28,921
2,798	*	Hudson Highland Group, Inc	59,849
3,858	e*	Hypercom Corp	22,801
989	e*	i2 Technologies, Inc	18,435
289	e*	ICT Group, Inc	5,407
1,316	e*	iGate Corp	10,554
2,299	*	IHS, Inc (Class A)	105,754
916	e	Imergent, Inc	22,405
14,257		IMS Health, Inc	458,077
1,208	e*	Infocrossing, Inc	22,312
6,087	*	Informatica Corp	89,905
2,104		Infospace, Inc	48,834
2,444		infoUSA, Inc	24,978
1,719	e*	Innerworkings, Inc	27,538
605	e*	Innovative Solutions & Support, Inc	14,048
1,073	e	Integral Systems, Inc	26,085
2,248		Interactive Data Corp	60,201
955	*	Interactive Intelligence, Inc	19,673
3,444	e*	Internap Network Services Corp	49,662
2,383	e*	Internet Capital Group, Inc	29,549
1,400	e	Interpool, Inc	37,660
33,888	e*	Interpublic Group of Cos, Inc	386,323
2,861	*	Interwoven, Inc	40,168
24,846	*	Intuit, Inc	747,368
1,969	*	inVentiv Health, Inc	72,085
3,293	e*	Ipass, Inc	17,848
13,044	e*	Iron Mountain, Inc	340,840
6,226		Jack Henry & Associates, Inc	160,320
2,086	*	JDA Software Group, Inc	40,948
41,229	*	Juniper Networks, Inc	1,037,734
1,857		Kelly Services, Inc (Class A)	50,993
1,834	e*	Kenexa Corp	69,160
1,118	*	Keynote Systems, Inc	18,335
2,364	*	Kforce, Inc	37,777
3,852	e*	Kinetic Concepts, Inc	200,188
1,958	e*	Knot, Inc	39,532
3,407	*	Korn/Ferry International	89,468
3,536	*	Labor Ready, Inc	81,717
6,111		Lamar Advertising Co (Class A)	383,526
8,318	e*	Lawson Software, Inc	82,265
3,580	*	Lionbridge Technologies	21,086
1,100	e*	Liquidity Services, Inc	20,658
2,668	e*	LivePerson, Inc	14,274
1,043	*	LoJack Corp	23,248
2,806	e*	Magma Design Automation, Inc	39,396
2,138	*	Manhattan Associates, Inc	59,672
6,149		Manpower, Inc	567,184
1,255	*	Mantech International Corp (Class A)	38,692
1,255	e	Marchex, Inc (Class B)	20,482
5,765	e	Mastercard, Inc (Class A)	956,241
11,772	*	McAfee, Inc	414,374
6,972	*	Mentor Graphics Corp	91,821
596,714		Microsoft Corp	17,585,189

TIAA-CREF INSTITUTIONAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
736	*	MicroStrategy, Inc (Class A)	$69,545
3,645	e*	Midway Games, Inc	23,182
6,534		MoneyGram International, Inc	182,625
8,906	*	Monster Worldwide, Inc	366,037
7,225	*	Move, Inc	32,368
8,526	*	MPS Group, Inc	113,993
3,168	e*	MSC.Software Corp	42,895
6,964	e*	NAVTEQ Corp	294,856
13,079	*	NCR Corp	687,171
2,508	e*	Ness Technologies, Inc	32,629
3,597	e*	NetFlix, Inc	69,746
1,911	*	Network Equipment Technologies, Inc	18,231
2,904	e	NIC, Inc	19,863
25,220	*	Novell, Inc	196,472
9,918	e*	Nuance Communications, Inc	165,928
24,044		Omnicom Group, Inc	1,272,408
1,750	e*	Omniture, Inc	40,110
1,748	*	On Assignment, Inc	18,739
1,355	e*	Online Resources Corp	14,878
6,788	e*	OpenTV Corp (Class A)	14,391
6,146	e*	Opsware, Inc	58,448
280,259	*	Oracle Corp	5,523,905
2,839	e*	Packeteer, Inc	22,173
7,938	e*	Parametric Technology Corp	171,540
891	e*	PDF Solutions, Inc	10,541
613	e	Pegasystems, Inc	6,700
1,250	e*	PeopleSupport, Inc	14,188
2,126	e*	Perficient, Inc	44,008
7,252	*	Perot Systems Corp (Class A)	123,574
2,198	*	Phase Forward, Inc	36,992
1,446	e	Portfolio Recovery Associates, Inc	86,789
1,028	e*	PRA International	26,008
4,486	*	Premiere Global Services, Inc	58,408
2,801	*	Progress Software Corp	89,044
1,388	e	QAD, Inc	11,520
1,041	e	Quality Systems, Inc	39,527
4,495	*	Quest Software, Inc	72,774
1,378	*	Radiant Systems, Inc	18,245
1,137	e*	Radisys Corp	14,099
1,800	e*	Raser Technologies, Inc	13,302
8,011	e*	RealNetworks, Inc	65,450
13,594	e*	Red Hat, Inc	302,874
612	e	Renaissance Learning, Inc	8,048
5,338	*	Rent-A-Center, Inc	140,016
840	e*	RightNow Technologies, Inc	13,784
10,841		Robert Half International, Inc	395,697
2,945		Rollins, Inc	67,058
5,134	*	S1 Corp	41,021
6,893	*	Salesforce.com, Inc	295,434
5,380	*	Sapient Corp	41,587
5,132	e*	Secure Computing Corp	38,952
20,256		ServiceMaster Co	313,158
850	e*	SI International, Inc	28,067
487	e*	Silicon Graphics, Inc	12,925

TIAA-CREF INSTITUTIONAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
2,460	e*	Smith Micro Software, Inc	$37,048
1,613	e*	Sohu.com, Inc	51,600
4,133	*	SonicWALL, Inc	35,502
19,704	e*	Sonus Networks, Inc	167,878
4,868		Sotheby's	224,025
4,940	*	Spherion Corp	46,387
1,267	e*	SPSS, Inc	55,925
2,596	e*	SRA International, Inc (Class A)	65,575
591	e*	Stratasys, Inc	27,765
259,668	*	Sun Microsystems, Inc	1,365,854
7,019	*	Sybase, Inc	167,684
1,944	*	SYKES Enterprises, Inc	36,917
65,492	*	Symantec Corp	1,322,938
1,346	e*	Synchronoss Technologies, Inc	39,492
677	e*	SYNNEX Corp	13,953
10,518	*	Synopsys, Inc	277,991
932	e	Syntel, Inc	28,323
6,176	e*	Take-Two Interactive Software, Inc	123,335
1,294	e	TAL International Group, Inc	38,445
1,175	*	Taleo Corp (Class A)	26,473
2,745	*	TeleTech Holdings, Inc	89,158
1,213	e	TheStreet.com, Inc	13,197
5,002	*	THQ, Inc	152,661
16,150	*	TIBCO Software, Inc	146,158
1,603	e	TNS, Inc	23,099
2,944	e	Total System Services, Inc	86,877
1,236	e*	TradeStation Group, Inc	14,399
2,535	e*	Transaction Systems Architects, Inc	85,328
247	e*	Travelzoo, Inc	6,568
2,760	*	Trizetto Group, Inc	53,434
1,793	e*	Ultimate Software Group, Inc	51,871
26,675	*	Unisys Corp	243,810
5,489	e	United Online, Inc	90,514
5,737	e*	United Rentals, Inc	186,682
2,297	*	Universal Compression Holdings, Inc	166,464
6,896	*	Valueclick, Inc	203,156
2,516	e*	Vasco Data Security International	57,264
17,674	*	VeriSign, Inc	560,796
536	*	Vertrue, Inc	26,146
1,605		Viad Corp	67,683
1,973	*	Vignette Corp	37,803
1,114	*	Visual Sciences, Inc	17,234
941	*	Vocus, Inc	23,629
667	e*	Volt Information Sciences, Inc	12,299
37,600		Waste Management, Inc	1,468,280
302	*	WebMD Health Corp (Class A)	14,215
2,968	e*	Websense, Inc	63,070
4,710	*	Wind River Systems, Inc	51,810
88,396	*	Yahoo!, Inc	2,398,183
		TOTAL BUSINESS SERVICES	86,112,844

CHEMICALS AND ALLIED PRODUCTS - 8.71%
111,975		Abbott Laboratories	5,996,261
1,899	e*	Abraxis BioScience, Inc	42,215

TIAA-CREF INSTITUTIONAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,835	e*	Acadia Pharmaceuticals, Inc	$25,084
1,544	e*	Acorda Therapeutics, Inc	26,341
2,020	e*	Adams Respiratory Therapeutics, Inc	79,568
1,038	e*	Advanced Magnetics, Inc	60,370
15,741		Air Products & Chemicals, Inc	1,265,104
1,838	*	Albany Molecular Research, Inc	27,294
5,490	e	Albemarle Corp	211,530
6,092		Alberto-Culver Co	144,502
2,641	e*	Alexion Pharmaceuticals, Inc	119,003
1,440	*	Alexza Pharmaceuticals, Inc	11,909
7,300	*	Alkermes, Inc	106,580
3,109	*	Allos Therapeutics, Inc	13,742
2,132	e*	Alnylam Pharmaceuticals, Inc	32,385
3,044	e*	Alpharma, Inc (Class A)	79,174
2,965	e*	American Oriental Bioengineering, Inc	26,389
854	e	American Vanguard Corp	12,229
84,482	*	Amgen, Inc	4,671,010
1,538		Arch Chemicals, Inc	54,045
4,430	e*	Arena Pharmaceuticals, Inc	48,686
2,419	e*	Arqule, Inc	17,054
3,457	e*	Array Biopharma, Inc	40,343
2,520	*	Arrowhead Research Corp	12,676
2,059	e*	Auxilium Pharmaceuticals, Inc	32,820
2,040	e*	Aventine Renewable Energy Holdings, Inc	34,619
7,433	e	Avery Dennison Corp	494,146
31,891		Avon Products, Inc	1,171,994
1,121	e	Balchem Corp	20,369
7,819	*	Barr Pharmaceuticals, Inc	392,748
1,222	e*	Bentley Pharmaceuticals, Inc	14,835
3,682	*	Bioenvision, Inc	21,282
24,926	*	Biogen Idec, Inc	1,333,541
6,446	e*	BioMarin Pharmaceuticals, Inc	115,641
780	*	BioMimetic Therapeutics, Inc	12,191
3,228	*	Bionovo, Inc	12,460
580	e*	Bradley Pharmaceuticals, Inc	12,592
143,057		Bristol-Myers Squibb Co	4,514,879
4,464		Cabot Corp	212,844
1,206	e*	Cadence Pharmaceuticals, Inc	14,629
2,232	e*	Calgon Carbon Corp	25,891
1,937		Cambrex Corp	25,704
1,195	e*	Caraco Pharmaceutical Laboratories Ltd	18,140
9,439		Celanese Corp (Series A)	366,044
7,425	e*	Cell Genesys, Inc	24,874
4,889	e*	Cephalon, Inc	393,027
4,083		CF Industries Holdings, Inc	244,531
5,046	e*	Charles River Laboratories International, Inc	260,475
1,058	e*	Chattem, Inc	67,056
17,490		Chemtura Corp	194,314
4,883	e	Church & Dwight Co, Inc	236,630
11,024		Clorox Co	684,590
37,186		Colgate-Palmolive Co	2,411,512
3,870	e*	Cubist Pharmaceuticals, Inc	76,278
1,464	e*	Cypress Bioscience, Inc	19,413
3,035		Cytec Industries, Inc	193,542

TIAA-CREF INSTITUTIONAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,097	e*	Cytokinetics, Inc	$6,198
6,419	*	CytRx Corp	20,027
6,118		Dade Behring Holdings, Inc	324,988
6,977	e*	Dendreon Corp	49,397
1,565	*	Digene Corp	93,978
6,054	e*	Discovery Laboratories, Inc	17,133
69,301		Dow Chemical Co	3,064,534
67,136		Du Pont (E.I.) de Nemours & Co	3,413,194
2,561	e*	Durect Corp	9,860
6,117		Eastman Chemical Co	393,507
12,701		Ecolab, Inc	542,333
72,380		Eli Lilly & Co	4,044,594
1,375	*	Elizabeth Arden, Inc	33,358
12,051	e*	Encysive Pharmaceuticals, Inc	21,451
2,740	e*	Enzon Pharmaceuticals, Inc	21,509
7,936		Estee Lauder Cos (Class A)	361,167
3,162		Ferro Corp	78,829
2,778		FMC Corp	248,325
23,272	*	Forest Laboratories, Inc	1,062,367
34,242	*	Genentech, Inc	2,590,750
4,893	e*	GenVec, Inc	11,499
19,373	*	Genzyme Corp	1,247,626
2,729	e	Georgia Gulf Corp	49,422
6,239	e*	Geron Corp	43,923
68,376	*	Gilead Sciences, Inc	2,650,938
1,380	e*	GTx, Inc	22,342
4,534		H.B. Fuller Co	135,521
4,685	e*	Halozyme Therapeutics, Inc	43,243
8,159	*	Hercules, Inc	160,324
11,574	*	Hospira, Inc	451,849
9,109	e*	Human Genome Sciences, Inc	81,252
5,917		Huntsman Corp	143,842
1,955	e*	Idenix Pharmaceuticals, Inc	11,535
2,447	*	Idexx Laboratories, Inc	231,560
4,456	*	ImClone Systems, Inc	157,564
5,204	*	Immucor, Inc	145,556
3,142	e*	Indevus Pharmaceuticals, Inc	21,146
1,522	e	Innophos Holdings, Inc	21,765
727		Innospec, Inc	43,046
418	e	Inter Parfums, Inc	11,127
2,057	e*	InterMune, Inc	53,359
6,500		International Flavors & Fragrances, Inc	338,910
3,375	e*	Inverness Medical Innovations, Inc	172,193
3,581	*	Invitrogen Corp	264,172
3,008	e*	Javelin Pharmaceuticals, Inc	18,620
1,096	e	Kaiser Aluminum Corp	79,876
2,764	*	Keryx Biopharmaceuticals, Inc	27,004
17,885	*	King Pharmaceuticals, Inc	365,947
1,279	e	Koppers Holdings, Inc	43,077
227	e	Kronos Worldwide, Inc	5,732
2,762	e*	KV Pharmaceutical Co (Class A)	75,237
1,531	*	Landec Corp	20,515
6,598	e	Ligand Pharmaceuticals, Inc (Class B)	45,394
4,996		Lubrizol Corp	322,492

TIAA-CREF INSTITUTIONAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
16,344		Lyondell Chemical Co	$606,689
930	e	Mannatech, Inc	14,778
3,013	e*	MannKind Corp	37,150
1,963	e*	Martek Biosciences Corp	50,979
8,290	e*	Medarex, Inc	118,464
3,197	e*	Medicines Co	56,331
4,145	e	Medicis Pharmaceutical Corp (Class A)	126,588
1,542	*	Medivation, Inc	31,503
157,662		Merck & Co, Inc	7,851,568
2,876	e	Meridian Bioscience, Inc	62,294
5,240	e*	MGI Pharma, Inc	117,219
23,715	*	Millennium Pharmaceuticals, Inc	250,668
1,545	e	Minerals Technologies, Inc	103,438
3,507	e*	Minrad International, Inc	20,797
1,900	e*	Momenta Pharmaceuticals, Inc	19,152
39,556		Monsanto Co	2,671,612
11,122	*	Mosaic Co	433,980
17,409	e*	Mylan Laboratories, Inc	316,670
3,926	e*	Nabi Biopharmaceuticals	18,060
10,281		Nalco Holding Co	282,213
1,756	e*	Nastech Pharmaceutical Co, Inc	19,158
4,011	*	NBTY, Inc	173,275
2,863	e*	Neurocrine Biosciences, Inc	32,151
1,171		NewMarket Corp	56,641
465		NL Industries, Inc	4,659
1,927	e*	Noven Pharmaceuticals, Inc	45,188
5,334		Olin Corp	112,014
2,185	*	OM Group, Inc	115,630
1,002	e*	Omrix Biopharmaceuticals, Inc	31,523
3,019	e*	Onyx Pharmaceuticals, Inc	81,211
2,833	e*	OraSure Technologies, Inc	23,174
3,864	e*	OSI Pharmaceuticals, Inc	139,915
2,256	e*	Pacific Ethanol, Inc	29,779
2,404	e*	Pain Therapeutics, Inc	20,939
2,342	*	Par Pharmaceutical Cos, Inc	66,115
1,847	*	Parexel International Corp	77,685
8,778	e*	PDL BioPharma, Inc	204,527
1,388	e*	Penwest Pharmaceuticals Co	17,308
5,208		Perrigo Co	101,973
1,235	e*	PetMed Express, Inc	15,857
510,185		Pfizer, Inc	13,045,430
1,496	e*	Pharmion Corp	43,309
719	e*	Pioneer Cos, Inc	24,712
5,644	*	PolyOne Corp	40,580
3,470	*	Pozen, Inc	62,703
11,931		PPG Industries, Inc	908,068
23,164		Praxair, Inc	1,667,576
1,691	*	Prestige Brands Holdings, Inc	21,949
228,902		Procter & Gamble Co	14,006,513
1,531	e*	Progenics Pharmaceuticals, Inc	33,024
2,367	*	Protalix BioTherapeutics, Inc	63,885
2,065	*	Quidel Corp	36,261
15,023	e*	Revlon, Inc (Class A)	20,582
2,779	*	Rockwood Holdings, Inc	101,572

TIAA-CREF INSTITUTIONAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
11,080		Rohm & Haas Co	$605,854
8,317		RPM International, Inc	192,206
2,713	e*	Salix Pharmaceuticals Ltd	33,370
3,048	e*	Santarus, Inc	15,758
108,255		Schering-Plough Corp	3,295,282
2,551	e*	Sciele Pharma, Inc	60,102
3,192	e	Scotts Miracle-Gro Co (Class A)	137,064
3,555	e	Sensient Technologies Corp	90,261
7,776	*	Sepracor, Inc	318,972
8,079		Sherwin-Williams Co	537,011
9,532		Sigma-Aldrich Corp	406,730
642		Stepan Co	19,440
2,950	e*	SuperGen, Inc	16,402
989	e*	SurModics, Inc	49,450
1,738	e*	Tanox, Inc	33,735
2,496	e*	Tercica, Inc	12,730
2,795	e	Tronox, Inc (Class B)	39,270
3,450	e	UAP Holding Corp	103,983
1,681	e*	United Therapeutics Corp	107,181
1,120	e*	USANA Health Sciences, Inc	50,109
6,499	e*	USEC, Inc	142,848
6,593	e	Valeant Pharmaceuticals International	110,037
7,746		Valspar Corp	220,064
1,923	e*	Vanda Pharmaceuticals, Inc	38,960
6,446	*	VCA Antech, Inc	242,950
2,367	e*	Verasun Energy Corp	34,274
9,173	e*	Vertex Pharmaceuticals, Inc	261,981
4,580	e*	Viropharma, Inc	63,204
1,000	e*	Visicu, Inc	9,150
6,606	*	Warner Chilcott Ltd (Class A)	119,503
8,088	*	Watson Pharmaceuticals, Inc	263,103
966	e	Westlake Chemical Corp	27,164
5,138	e*	WR Grace & Co	125,830
97,890		Wyeth	5,613,013
1,559	e*	Xenoport, Inc	69,251
9,644	*	XOMA Ltd	29,318
2,506	e*	Zymogenetics, Inc	36,613
		TOTAL CHEMICALS AND ALLIED PRODUCTS	108,859,424

COAL MINING - 0.18%
5,170	e*	Alpha Natural Resources, Inc	107,484
10,396	e	Arch Coal, Inc	361,781
13,225		Consol Energy, Inc	609,805
9,945	e*	International Coal Group, Inc	59,471
6,055	e	Massey Energy Co	161,366
19,262	e	Peabody Energy Corp	931,896
		TOTAL COAL MINING	2,231,803

COMMUNICATIONS - 4.79%
2,568	e	Alaska Communications Systems Group, Inc	40,677
24,998		Alltel Corp	1,688,615
30,544	*	American Tower Corp (Class A)	1,282,848
2,386	e*	Anixter International, Inc	179,451
448,209		AT&T, Inc	18,600,674

TIAA-CREF INSTITUTIONAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
800	e	Atlantic Tele-Network, Inc	$22,912
1,395	*	Audiovox Corp (Class A)	18,093
1,834	*	Authorize.Net Holdings, Inc	32,810
32,598	*	Avaya, Inc	548,966
3,879	e*	Brightpoint, Inc	53,491
16,121	*	Cablevision Systems Corp (Class A)	583,419
1,494	e*	Cbeyond Communications, Inc	57,534
1,116	e*	Centennial Communications Corp	10,591
2,487	*	Central European Media Enterprises Ltd (Class A)	242,681
7,967		CenturyTel, Inc	390,781
27,576	e*	Charter Communications, Inc (Class A)	111,683
16,481	*	Cincinnati Bell, Inc	95,260
15,267	e	Citadel Broadcasting Corp	98,472
24,945	e	Citizens Communications Co	380,910
36,094		Clear Channel Communications, Inc	1,365,075
1,676	*	Clearwire Corp (Class A)	40,945
214,691	*	Comcast Corp (Class A)	6,037,111
1,800	e	Consolidated Communications Holdings, Inc	40,680
2,758	e*	Cox Radio, Inc (Class A)	39,274
16,860	e*	Crown Castle International Corp	611,512
1,364	e*	Crown Media Holdings, Inc (Class A)	9,821
1,250	e	CT Communications, Inc	38,138
3,769	e*	CTC Media, Inc	102,291
3,320	e*	Cumulus Media, Inc (Class A)	31,042
966	*	DG FastChannel,Inc	19,687
54,811	*	DIRECTV Group, Inc	1,266,682
11,517	e*	Dobson Communications Corp (Class A)	127,954
15,124	*	EchoStar Communications Corp (Class A)	655,928
10,977		Embarq Corp	695,647
2,087	e	Emmis Communications Corp (Class A)	19,221
2,549	e	Entercom Communications Corp (Class A)	63,445
4,266	e*	Entravision Communications Corp (Class A)	44,494
800	*	Eschelon Telecom, Inc	23,680
2,529	e	Fairpoint Communications, Inc	44,890
8,070	e*	FiberTower Corp	34,943
523	e*	Fisher Communications, Inc	26,563
9,860	*	Foundry Networks, Inc	164,268
3,128	*	General Communication, Inc (Class A)	40,070
1,280	e*	GeoEye, Inc	27,814
1,774	e*	Global Crossing Ltd	33,493
5,861	e	Global Payments, Inc	232,389
1,429	*	Globalstar, Inc	14,790
1,378		Golden Telecom, Inc	75,804
2,720		Gray Television, Inc	25,214
1,609	e*	Harris Stratex Networks, Inc (Class A)	28,930
2,451	e	Hearst-Argyle Television, Inc	59,069
471	e*	Hughes Communications, Inc	24,577
12,457	e*	IAC/InterActiveCorp	431,137
2,397	*	Ibasis, Inc	24,090
7,585	e*	ICO Global Communications Holdings Ltd	26,396
3,466	e	IDT Corp (Class B)	35,769
964	e*	InPhonic, Inc	4,492
3,362		Iowa Telecommunications Services, Inc	76,418
1,117		iPCS, Inc	37,833

TIAA-CREF INSTITUTIONAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
4,182	e*	j2 Global Communications, Inc	$145,952
1,886	e*	Knology, Inc	32,760
3,914	*	Leap Wireless International, Inc	330,733
111,062	e*	Level 3 Communications, Inc	649,713
27,923	e*	Liberty Global, Inc (Class A)	1,145,960
9,377	*	Liberty Media Corp - Capital (Series A)	1,103,485
47,355	*	Liberty Media Holding Corp (Interactive A)	1,057,437
1,731	e*	Lin TV Corp (Class A)	32,560
1,664	e*	Lodgenet Entertainment Corp	53,348
3,498	e*	Mastec, Inc	55,338
3,808	*	Mediacom Communications Corp (Class A)	36,900
4,193	*	MetroPCS Communications, Inc	138,537
5,167	e*	NeuStar, Inc (Class A)	149,688
1,998	e*	Nextwave Wireless, Inc	16,683
11,824	e*	NII Holdings, Inc	954,670
1,005	e	North Pittsburgh Systems, Inc	21,356
2,620	e*	Novatel Wireless, Inc	68,172
2,038		NTELOS Holdings Corp	56,330
2,310	e*	Orbcomm, Inc	37,907
5,054	*	PAETEC Holding Corp	57,060
117,537	e*	Qwest Communications International, Inc	1,140,118
4,809	e*	Radio One, Inc (Class D)	33,952
1,810		RCN Corp	34,010
880	e*	Rural Cellular Corp (Class A)	38,553
680		Salem Communications Corp (Class A)	7,541
2,031	*	SAVVIS, Inc	100,555
7,079	e*	SBA Communications Corp (Class A)	237,784
510	e	Shenandoah Telecom Co	25,923
2,967	e	Sinclair Broadcast Group, Inc (Class A)	42,191
2,978	e*	Spanish Broadcasting System, Inc (Class A)	12,805
204,475		Sprint Nextel Corp	4,234,677
1,132	e	SureWest Communications	30,836
910	*	Switch & Data Facilities Co, Inc	17,463
1,077	*	Syniverse Holdings, Inc	13,850
7,465		Telephone & Data Systems, Inc	467,085
3,425	e*	Terremark Worldwide, Inc	22,091
11,188	*	Time Warner Cable, Inc (Class A)	438,234
5,517	e*	TiVo, Inc	31,943
1,359	e*	US Cellular Corp	123,125
1,775		USA Mobility, Inc	47,499
211,063		Verizon Communications, Inc	8,689,464
2,083	e*	Vonage Holdings Corp	6,478
33,311	e	Windstream Corp	491,670
22,044	e*	XM Satellite Radio Holdings, Inc (Class A)	259,458
		TOTAL COMMUNICATIONS	59,833,338

DEPOSITORY INSTITUTIONS - 8.60%
847		1st Source Corp	21,107
1,610	e	Alabama National Bancorp	99,562
2,315	e	Amcore Financial, Inc	67,112
673	e	AmericanWest Bancorp	12,276
686	e	Ameris Bancorp	15,414
1,394	e	Anchor Bancorp Wisconsin, Inc	36,509
9,263		Associated Banc-Corp	302,900

TIAA-CREF INSTITUTIONAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
6,319		Astoria Financial Corp	$158,228
744		Bancfirst Corp	31,858
1,982		Banco Latinoamericano de Exportaciones S.A.	37,262
574	*	Bancorp, Inc	12,835
6,191	e	Bancorpsouth, Inc	151,432
4,203		Bank Mutual Corp	48,461
322,593		Bank of America Corp	15,771,572
3,876		Bank of Hawaii Corp	200,157
55,146		Bank of New York Co Inc/The	2,285,250
932	e	Bank of the Ozarks, Inc	25,975
3,114	e	BankAtlantic Bancorp, Inc (Class A)	26,812
1,731	e	BankFinancial Corp	26,744
2,392		BankUnited Financial Corp (Class A)	48,007
932		Banner Corp	31,744
40,046		BB&T Corp	1,629,071
402	e	Berkshire Hills Bancorp, Inc	12,667
1,713		BOK Financial Corp	91,508
2,335	e	Boston Private Financial Holdings, Inc	62,741
4,247	e	Brookline Bancorp, Inc	48,883
878	e	Capital City Bank Group, Inc	27,517
640	e	Capital Corp of the West	15,334
838	e	Capitol Bancorp Ltd	22,903
2,231	e	Capitol Federal Financial	82,369
1,729	e	Cascade Bancorp	40,009
379	e	Cass Information Systems, Inc	13,743
4,114	e	Cathay General Bancorp	137,984
3,680	e*	Centennial Bank Holdings, Inc	31,170
705	e	Center Financial Corp	11,929
1,951	e	Central Pacific Financial Corp	64,403
1,721	e	Chemical Financial Corp	44,522
3,766		Chittenden Corp	131,622
359,584		Citigroup, Inc	18,443,063
6,479	e	Citizens Banking Corp	118,566
1,074	e	City Bank	33,842
1,809		City Holding Co	69,339
2,968		City National Corp	225,835
665	e	Clifton Savings Bancorp, Inc	7,209
851	e	CoBiz, Inc	15,420
11,381	e	Colonial Bancgroup, Inc	284,184
1,281		Columbia Banking System, Inc	37,469
11,346		Comerica, Inc	674,747
13,150		Commerce Bancorp, Inc	486,419
5,555		Commerce Bancshares, Inc	251,642
317	e*	Community Bancorp	8,870
2,176	e	Community Bank System, Inc	43,564
1,615	e	Community Banks, Inc	52,035
986	e	Community Trust Bancorp, Inc	31,848
9,573		Compass Bancshares, Inc	660,346
2,522	e	Corus Bankshares, Inc	43,530
4,570	e	Cullen/Frost Bankers, Inc	244,358
4,509	e	CVB Financial Corp	50,140
1,770		Dime Community Bancshares	23,346
1,168	e*	Dollar Financial Corp	33,288
1,702	e	Downey Financial Corp	112,298

TIAA-CREF INSTITUTIONAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
4,725	e	East West Bancorp, Inc	$183,708
506	e	Enterprise Financial Services Corp	12,579
3,332	e*	Euronet Worldwide, Inc	97,161
37,981	e	Fifth Third Bancorp	1,510,504
915	e	First Bancorp	17,138
6,054		First Bancorp	66,533
827	e	First Busey Corp	16,532
3,135	e	First Charter Corp	61,038
531		First Citizens Bancshares, Inc (Class A)	103,226
5,866	e	First Commonwealth Financial Corp	64,057
2,001	e	First Community Bancorp, Inc	114,477
675	e	First Community Bancshares, Inc	21,053
2,395	e	First Financial Bancorp	35,901
2,018	e	First Financial Bankshares, Inc	78,319
1,067	e	First Financial Corp	31,327
1,050	e	First Financial Holdings, Inc	34,346
8,969	e	First Horizon National Corp	349,791
988		First Indiana Corp	21,855
1,232	e	First Merchants Corp	29,605
4,559	e	First Midwest Bancorp, Inc	161,890
9,160	e	First Niagara Financial Group, Inc	119,996
990		First Place Financial Corp	20,909
585	*	First Regional Bancorp	14,882
2,265		First Republic Bank	121,540
587	e	First South Bancorp, Inc	15,790
1,136	e	First State Bancorporation	24,185
1,227	e*	FirstFed Financial Corp	69,608
5,484		FirstMerit Corp	114,780
2,890	e	Flagstar Bancorp, Inc	34,825
1,422		Flushing Financial Corp	22,837
4,412	e	FNB Corp	73,857
1,503	e*	Franklin Bank Corp	22,395
5,019	e	Fremont General Corp	54,004
2,472	e	Frontier Financial Corp	55,694
12,256	e	Fulton Financial Corp	176,732
3,320	e	Glacier Bancorp, Inc	67,562
796	e	Great Southern Bancorp, Inc	21,532
3,362		Greater Bay Bancorp	93,598
479	e	Greene County Bancshares, Inc	14,974
2,298		Hancock Holding Co	86,290
2,440	e	Hanmi Financial Corp	41,626
2,147	e	Harleysville National Corp	34,610
996		Heartland Financial USA, Inc	24,203
751		Heritage Commerce Corp	17,784
842	e	Home Bancshares, Inc	18,987
926	e	Horizon Financial Corp	20,178
39,595	e	Hudson City Bancorp, Inc	483,851
17,158	e	Huntington Bancshares, Inc	390,173
1,293	e	IBERIABANK Corp	63,939
1,012	e	Independent Bank Corp	29,894
1,412	e	Independent Bank Corp	24,301
4,931	e	IndyMac Bancorp, Inc	143,837
1,349		Integra Bank Corp	28,963
3,421	e	International Bancshares Corp	87,646

TIAA-CREF INSTITUTIONAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
3,385	*	Investors Bancorp, Inc	$45,461
5,071		Investors Financial Services Corp	312,729
1,267		Irwin Financial Corp	18,967
396		ITLA Capital Corp	20,640
248,341		JPMorgan Chase & Co	12,032,121
1,143	e	Kearny Financial Corp	15,408
28,516		Keycorp	978,954
1,910	e	KNBT Bancorp, Inc	28,077
1,137	e	Lakeland Bancorp, Inc	15,122
484	e	Lakeland Financial Corp	10,295
4,994		M&T Bank Corp	533,859
1,197	e	Macatawa Bank Corp	19,044
2,557	e	MAF Bancorp, Inc	138,743
747	e	MainSource Financial Group, Inc	12,542
18,912		Marshall & Ilsley Corp	900,779
2,310	e	MB Financial, Inc	80,249
30,278		Mellon Financial Corp	1,332,232
995	e	Midwest Banc Holdings, Inc	14,428
1,730	e	Nara Bancorp, Inc	27,559
342	e	NASB Financial, Inc	11,508
37,206	e	National City Corp	1,239,704
3,075	e	National Penn Bancshares, Inc	51,291
2,846	e	NBT Bancorp, Inc	64,206
3,239	e*	Net 1 UEPS Technologies, Inc	78,222
22,748	e	New York Community Bancorp, Inc	387,171
8,912	e	NewAlliance Bancshares, Inc	131,185
15,947		Northern Trust Corp	1,024,435
1,242	e	Northwest Bancorp, Inc	32,466
4,545	e	Old National Bancorp	75,492
950	e	Old Second Bancorp, Inc	27,702
682	e	Omega Financial Corp	18,339
1,407	e	Oriental Financial Group, Inc	15,350
3,392	e	Pacific Capital Bancorp	91,516
985	e	Park National Corp	83,518
3,060	e	Partners Trust Financial Group, Inc	32,130
753		Peoples Bancorp, Inc	20,384
15,762		People's United Financial, Inc	279,460
1,515	e	PFF Bancorp, Inc	42,314
936	e*	Pinnacle Financial Partners, Inc	27,481
25,082		PNC Financial Services Group, Inc	1,795,370
20,338		Popular, Inc	326,832
493	e	Preferred Bank	19,740
100	e	Premierwest Bancorp	1,352
1,112	e	PrivateBancorp, Inc	32,026
2,331	e	Prosperity Bancshares, Inc	76,364
2,200	e	Provident Bankshares Corp	72,116
4,520	e	Provident Financial Services, Inc	71,235
2,942		Provident New York Bancorp	39,746
51,232	e	Regions Financial Corp	1,695,779
762	e	Renasant Corp	17,328
406	e	Republic Bancorp, Inc (Class A)	6,736
570	e	Royal Bancshares of Pennsylvania (Class A)	11,235
2,040	e	S&T Bancorp, Inc	67,116
994	e	S.Y. Bancorp, Inc	23,617

TIAA-CREF INSTITUTIONAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,080	e	Sandy Spring Bancorp, Inc	$33,955
501		Santander BanCorp	7,445
639		SCBT Financial Corp	23,260
930	e	Seacoast Banking Corp of Florida	20,228
1,242	e	Security Bank Corp	24,964
251	e	Sierra Bancorp	7,078
1,978	*	Signature Bank	67,450
1,157	e	Simmons First National Corp (Class A)	31,922
8,620		Sky Financial Group, Inc	240,153
5,289	e	South Financial Group, Inc	119,743
814	e	Southside Bancshares, Inc	17,680
763		Southwest Bancorp, Inc	18,343
29,709		Sovereign Bancorp, Inc	628,048
24,451		State Street Corp	1,672,448
1,269	e	Sterling Bancorp	20,342
4,840		Sterling Bancshares, Inc	54,740
1,876	e*	Sterling Financial Corp	19,736
3,665	e	Sterling Financial Corp	106,065
699	e	Suffolk Bancorp	22,312
884	e*	Sun Bancorp, Inc	14,913
25,926		SunTrust Banks, Inc	2,222,895
2,466	e*	Superior Bancorp	25,227
3,355	e	Susquehanna Bancshares, Inc	75,051
2,738	e*	SVB Financial Group	145,415
20,383		Synovus Financial Corp	625,758
296		Taylor Capital Group, Inc	8,149
9,794		TCF Financial Corp	272,273
1,548	e*	Texas Capital Bancshares, Inc	34,598
1,554	e	TierOne Corp	46,775
549	e	Tompkins Trustco, Inc	20,533
977	e	Trico Bancshares	21,846
5,084	e	Trustco Bank Corp NY	50,230
4,119		Trustmark Corp	106,517
7,219	e	UCBH Holdings, Inc	131,891
2,747		UMB Financial Corp	101,282
4,445	e	Umpqua Holdings Corp	104,502
902	e	Union Bankshares Corp	20,926
3,473		UnionBanCal Corp	207,338
2,884	e	United Bankshares, Inc	91,711
2,690	e	United Community Banks, Inc	69,644
2,248	e	United Community Financial Corp	22,435
296	e	United Security Bancshares	6,032
793	e	Univest Corp of Pennsylvania	17,858
126,388		US Bancorp	4,164,485
987	e	USB Holding Co, Inc	18,812
9,501	e	Valley National Bancorp	213,677
820		ViewPoint Financial Group	14,112
100	e	Vineyard National Bancorp	2,297
874	e*	Virginia Commerce Bancorp	14,779
7,361	e	W Holding Co, Inc	19,433
139,081		Wachovia Corp	7,127,901
6,329	e	Washington Federal, Inc	153,858
64,145		Washington Mutual, Inc	2,735,143
835	e	Washington Trust Bancorp, Inc	21,050

TIAA-CREF INSTITUTIONAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
439	e*	Wauwatosa Holdings, Inc	$7,261
4,347		Webster Financial Corp	185,486
244,069		Wells Fargo & Co	8,583,907
1,413	e	WesBanco, Inc	41,684
1,165		West Coast Bancorp	35,404
3,002	e	Westamerica Bancorporation	132,808
888	e*	Western Alliance Bancorp	26,507
56,183		Western Union Co	1,170,292
1,692		Westfield Financial, Inc	16,869
5,078		Whitney Holding Corp	152,848
5,524		Wilmington Trust Corp	229,301
1,162	e	Wilshire Bancorp, Inc	14,153
1,892	e	Wintrust Financial Corp	82,964
425		WSFS Financial Corp	27,808
749	e	Yardville National Bancorp	25,578
7,965		Zions Bancorporation	612,588
		TOTAL DEPOSITORY INSTITUTIONS	107,416,363

EATING AND DRINKING PLACES - 0.86%
2,213	e*	AFC Enterprises	38,263
5,372	e	Applebees International, Inc	129,465
885	*	Benihana, Inc (Class A)	17,700
685	e*	BJ's Restaurants, Inc	13,522
3,189	e	Bob Evans Farms, Inc	117,515
8,259		Brinker International, Inc	241,741
1,121	e*	Buffalo Wild Wings, Inc	46,622
4,117	e	Burger King Holdings, Inc	108,442
2,127	e*	California Pizza Kitchen, Inc	45,688
2,103	e	CBRL Group, Inc	89,335
2,169	*	CEC Entertainment, Inc	76,349
5,222	e*	Cheesecake Factory	128,043
2,386	e*	Chipotle Mexican Grill, Inc (Class B)	187,611
4,601	e	CKE Restaurants, Inc	92,342
10,273		Darden Restaurants, Inc	451,909
13,252	e*	Denny's Corp	58,971
3,182	e	Domino's Pizza, Inc	58,135
1,407	e	IHOP Corp	76,583
2,271	*	Jack in the Box, Inc	161,105
4,091	e*	Krispy Kreme Doughnuts, Inc	37,883
1,218	e	Landry's Restaurants, Inc	36,857
788	*	McCormick & Schmick's Seafood Restaurants, Inc	20,441
86,799		McDonald's Corp	4,405,917
421	e*	Morton's Restaurant Group, Inc	7,624
1,468		O'Charleys, Inc	29,595
1,562	e*	Papa John's International, Inc	44,923
1,800	e*	PF Chang's China Bistro, Inc	63,360
2,378	e*	Rare Hospitality International, Inc	63,659
1,322	e*	Red Robin Gourmet Burgers, Inc	53,369
4,035	e	Ruby Tuesday, Inc	106,242
1,290	e*	Ruth's Chris Steak House, Inc	21,917
5,512	e*	Sonic Corp	121,925
53,872	*	Starbucks Corp	1,413,601
1,868	e*	Steak N Shake Co	31,177
3,274	e*	Texas Roadhouse, Inc (Class A)	41,874

TIAA-CREF INSTITUTIONAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
13,785	e	Tim Hortons, Inc	$423,889
4,161	e	Triarc Cos (Class B)	65,328
6,605	e	Wendy's International, Inc	242,734
38,084		Yum! Brands, Inc	1,246,108
		TOTAL EATING AND DRINKING PLACES	10,617,764

EDUCATIONAL SERVICES - 0.15%
10,222	e*	Apollo Group, Inc (Class A)	597,271
6,895	*	Career Education Corp	232,844
5,975	e*	Corinthian Colleges, Inc	97,333
4,103		DeVry, Inc	139,584
2,955	*	ITT Educational Services, Inc	346,858
3,199	*	Laureate Education, Inc	197,250
1,156	e	Strayer Education, Inc	152,257
2,118	e*	Universal Technical Institute, Inc	53,776
		TOTAL EDUCATIONAL SERVICES	1,817,173

ELECTRIC, GAS, AND SANITARY SERVICES - 3.93%
48,530	*	AES Corp	1,061,858
5,657		AGL Resources, Inc	228,995
12,045	*	Allegheny Energy, Inc	623,208
2,062	e	Allete, Inc	97,017
8,588		Alliant Energy Corp	333,644
19,812	*	Allied Waste Industries, Inc	266,670
15,060		Ameren Corp	738,091
873	e	American Ecology Corp	18,700
28,995		American Electric Power Co, Inc	1,305,935
1,088	e	American States Water Co	38,700
9,637		Aqua America, Inc	216,736
25,149	*	Aquila, Inc	102,859
6,808		Atmos Energy Corp	204,648
3,551		Avista Corp	76,524
2,739	e	Black Hills Corp	108,875
1,248	e	California Water Service Group	46,788
927		Cascade Natural Gas Corp	24,482
1,535	e*	Casella Waste Systems, Inc (Class A)	16,547
22,485	e	Centerpoint Energy, Inc	391,239
732	e	Central Vermont Public Service Corp	27,582
1,617	e	CH Energy Group, Inc	72,716
1,101	e*	Clean Harbors, Inc	54,411
4,015	e	Cleco Corp	98,368
16,876		CMS Energy Corp	290,267
18,975	e	Consolidated Edison, Inc	856,152
1,060	e	Consolidated Water Co, Inc	31,069
13,107		Constellation Energy Group, Inc	1,142,537
8,559	*	Covanta Holding Corp	210,979
2,664	e	Crosstex Energy, Inc	76,537
25,463		Dominion Resources, Inc	2,197,712
8,231	e	DPL, Inc	233,267
12,798		DTE Energy Co	617,120
90,679		Duke Energy Corp	1,659,426
24,498	e*	Dynegy, Inc (Class A)	231,261
23,683		Edison International	1,329,090
50,434		El Paso Corp	868,978

TIAA-CREF INSTITUTIONAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
4,511	*	El Paso Electric Co	$110,790
1,723		Empire District Electric Co	38,544
5,210		Energen Corp	286,237
11,512	e	Energy East Corp	300,348
460	e	EnergySouth, Inc	23,460
14,339		Entergy Corp	1,539,292
48,890		Exelon Corp	3,549,414
22,151		FirstEnergy Corp	1,433,834
29,543		FPL Group, Inc	1,676,270
5,881		Great Plains Energy, Inc	171,255
7,258	e	Hawaiian Electric Industries, Inc	171,942
3,419	e	Idacorp, Inc	109,545
5,504	e	Integrys Energy Group, Inc	279,218
3,079	e	ITC Holdings Corp	125,100
12,769		KeySpan Corp	536,043
1,456	e	Laclede Group, Inc	46,417
811	e	Markwest Hydrocarbon, Inc	46,576
13,617	e	MDU Resources Group, Inc	381,821
1,728		Metal Management, Inc	76,153
1,299	e	MGE Energy, Inc	42,438
18,598	*	Mirant Corp	793,205
6,188	e	National Fuel Gas Co	268,002
2,128	e	New Jersey Resources Corp	108,571
3,204	e	Nicor, Inc	137,516
19,934		NiSource, Inc	412,852
11,220	e	Northeast Utilities	318,199
2,153	e	Northwest Natural Gas Co	99,447
3,402	e	NorthWestern Corp	108,218
17,615	e*	NRG Energy, Inc	732,256
8,088		NSTAR	262,456
6,920		OGE Energy Corp	253,618
8,097		Oneok, Inc	408,170
800	e	Ormat Technologies, Inc	30,144
2,406	e	Otter Tail Corp	77,160
13,838		Pepco Holdings, Inc	390,232
25,542		PG&E Corp	1,157,053
1,112	e*	Pico Holdings, Inc	48,105
5,551		Piedmont Natural Gas Co, Inc	136,832
1,280	e*	Pike Electric Corp	28,646
7,548		Pinnacle West Capital Corp	300,788
5,546		PNM Resources, Inc	154,123
1,804		Portland General Electric Co	49,502
28,080		PPL Corp	1,313,863
18,740		Progress Energy, Inc	854,357
773	m,v'*	Progress Energy, Inc	8
18,441		Public Service Enterprise Group, Inc	1,618,751
8,509		Puget Energy, Inc	205,748
12,528		Questar Corp	662,105
24,501	e*	Reliant Energy, Inc	660,302
12,092	e	Republic Services, Inc	370,499
1,550	e	Resource America, Inc (Class A)	31,946
8,476		SCANA Corp	324,546
2,574	e*	SEMCO Energy, Inc	20,000
19,302		Sempra Energy	1,143,257

TIAA-CREF INSTITUTIONAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
16,532	*	Sierra Pacific Resources	$290,302
1,222	e	SJW Corp	40,693
2,516	e	South Jersey Industries, Inc	89,016
54,668		Southern Co	1,874,566
7,286		Southern Union Co	237,477
3,060		Southwest Gas Corp	103,459
1,337	e	Southwest Water Co	17,073
6,688	*	Stericycle, Inc	297,348
14,042		TECO Energy, Inc	241,242
33,371		TXU Corp	2,245,868
7,306		UGI Corp	199,308
1,465		UIL Holdings Corp	48,492
2,575	e	Unisource Energy Corp	84,692
5,581	e	Vectren Corp	150,296
5,078	*	Waste Connections, Inc	153,559
800		Waste Industries USA, Inc	27,312
1,264	e*	Waste Services, Inc	15,358
6,899		Westar Energy, Inc	167,508
3,922	e	WGL Holdings, Inc	128,014
43,548		Williams Cos, Inc	1,377,019
8,513		Wisconsin Energy Corp	376,530
29,717		Xcel Energy, Inc	608,307
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	49,097,601

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.13%
1,190	e*	Acme Packet, Inc	13,673
2,034	*	Actel Corp	28,293
3,364		Acuity Brands, Inc	202,782
7,913	*	Adaptec, Inc	30,149
8,023	*	ADC Telecommunications, Inc	147,062
4,569	e	Adtran, Inc	118,657
2,449	e*	Advanced Analogic Technologies, Inc	23,755
2,060	e*	Advanced Energy Industries, Inc	46,680
40,641	e*	Advanced Micro Devices, Inc	581,166
4,658	*	Aeroflex, Inc	66,004
26,236		Altera Corp	580,603
1,924	e*	American Superconductor Corp	37,152
7,886		Ametek, Inc	312,916
4,872	*	AMIS Holdings, Inc	60,997
7,597	e*	Amkor Technology, Inc	119,653
13,028		Amphenol Corp (Class A)	464,448
5,432	e*	Anadigics, Inc	74,907
23,782		Analog Devices, Inc	895,154
10,699	*	Andrew Corp	154,494
62,877	*	Apple Computer, Inc	7,673,509
27,830	*	Applied Micro Circuits Corp	69,575
7,248	*	Arris Group, Inc	127,492
4,102	e*	Atheros Communications, Inc	126,506
33,680	e*	Atmel Corp	187,261
2,319	*	ATMI, Inc	69,570
21,071	e*	Avanex Corp	37,928
10,588	*	Avnet, Inc	419,708
3,267		AVX Corp	54,690
860	e*	AZZ, Inc	28,939

TIAA-CREF INSTITUTIONAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
3,139	e	Baldor Electric Co	$154,690
831	e	Bel Fuse, Inc (Class B)	28,279
5,858	e*	Benchmark Electronics, Inc	132,508
929	e*	BigBand Networks, Inc	12,179
33,687	*	Broadcom Corp (Class A)	985,345
3,579	*	C-COR, Inc	50,321
1,968	*	Ceradyne, Inc	145,553
2,447	*	Checkpoint Systems, Inc	61,787
5,855	*	Ciena Corp	211,541
441,631	*	Cisco Systems, Inc	12,299,423
1,412	e*	Color Kinetics, Inc	47,175
1,676	*	Comtech Telecommunications Corp	77,800
33,104	e*	Conexant Systems, Inc	45,684
12,538		Cooper Industries Ltd (Class A)	715,794
6,476	e*	Cree, Inc	167,405
2,860		CTS Corp	36,208
1,286	e	Cubic Corp	38,811
11,045	e*	Cypress Semiconductor Corp	257,238
1,339	e*	Diodes, Inc	55,930
1,478	e*	Ditech Networks, Inc	12,105
2,867	*	Dolby Laboratories, Inc (Class A)	101,520
2,395	*	DSP Group, Inc	49,026
1,298	e*	DTS, Inc	28,257
10,648		Eaton Corp	990,264
2,090	e*	Electro Scientific Industries, Inc	43,472
1,000	*	EMS Technologies, Inc	22,060
4,097	e*	Energizer Holdings, Inc	408,159
2,636	e*	Energy Conversion Devices, Inc	81,242
3,108	*	EnerSys	56,876
5,991	e*	Evergreen Solar, Inc	55,716
2,144	*	Exar Corp	28,730
9,427	*	Fairchild Semiconductor International, Inc	182,130
21,254	e*	Finisar Corp	80,340
2,429	e*	First Solar, Inc	216,885
1,518	e	Franklin Electric Co, Inc	71,619
4,136	e*	FuelCell Energy, Inc	32,757
8,404	e	Garmin Ltd	621,644
17,281	*	Gemstar-TV Guide International, Inc	85,023
2,206	*	Genlyte Group, Inc	173,259
7,461	*	GrafTech International Ltd	125,643
1,267	e*	Greatbatch, Inc	41,051
4,735		Harman International Industries, Inc	553,048
8,009	e*	Harmonic, Inc	71,040
9,763		Harris Corp	532,572
2,217	*	Helen of Troy Ltd	59,859
7,028	e*	Hexcel Corp	148,080
1,184	e*	Hittite Microwave Corp	50,592
56,682		Honeywell International, Inc	3,190,063
1,549	e*	Hutchinson Technology, Inc	29,137
2,318		Imation Corp	85,441
13,729	*	Integrated Device Technology, Inc	209,642
422,377		Intel Corp	10,035,678
3,553	e*	Interdigital Communications Corp	114,300
4,982	*	International Rectifier Corp	185,629

TIAA-CREF INSTITUTIONAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
9,826		Intersil Corp (Class A)	$309,126
1,529		Inter-Tel, Inc	36,589
2,611	e*	InterVoice, Inc	21,750
711	e*	IPG Photonics Corp	14,184
820	e*	iRobot Corp	16,277
1,213	e*	IXYS Corp	10,129
4,159	e*	Jarden Corp	178,879
15,125	e*	JDS Uniphase Corp	203,129
6,433	e*	Kemet Corp	45,353
8,862		L-3 Communications Holdings, Inc	863,070
935	e*	Lamson & Sessions Co	24,843
7,232	*	Lattice Semiconductor Corp	41,367
3,217		Lincoln Electric Holdings, Inc	238,830
18,440	e	Linear Technology Corp	667,159
1,486	*	Littelfuse, Inc	50,182
765	*	Loral Space & Communications, Inc	37,699
1,191		LSI Industries, Inc	21,319
55,867	e*	LSI Logic Corp	419,561
34,299	*	Marvell Technology Group Ltd	624,585
3,972	*	Mattson Technology, Inc	38,528
23,326		Maxim Integrated Products, Inc	779,322
1,430	e*	Medis Technologies Ltd	21,007
16,198	*	MEMC Electronic Materials, Inc	990,022
1,417	e*	Mercury Computer Systems, Inc	17,287
3,008		Methode Electronics, Inc	47,075
4,803		Micrel, Inc	61,094
15,440		Microchip Technology, Inc	571,898
53,979	*	Micron Technology, Inc	676,357
5,525	e*	Microsemi Corp	132,324
3,670	e*	Microtune, Inc	19,194
3,813	e*	MIPS Technologies, Inc	33,516
9,991	e	Molex, Inc	299,830
1,603	e*	Monolithic Power Systems, Inc	27,972
2,916	*	Moog, Inc (Class A)	128,625
168,392		Motorola, Inc	2,980,538
15,196	e*	MRV Communications, Inc	49,387
683	e*	Multi-Fineline Electronix, Inc	11,720
309		National Presto Industries, Inc	19,263
22,801	e	National Semiconductor Corp	644,584
1,926	e*	Netlogic Microsystems, Inc	61,324
27,060	*	Network Appliance, Inc	790,152
9,584	*	Novellus Systems, Inc	271,898
25,848	*	Nvidia Corp	1,067,781
4,385	e*	Omnivision Technologies, Inc	79,412
16,832	e*	ON Semiconductor Corp	180,439
8,251	e*	On2 Technologies, Inc	24,753
6,336	e	Openwave Systems, Inc	39,663
1,582	*	Oplink Communications, Inc	23,730
1,500	*	OpNext, Inc	19,860
922	*	OSI Systems, Inc	25,217
1,256		Park Electrochemical Corp	35,394
1,095	*	Pericom Semiconductor Corp	12,220
3,034	*	Photronics, Inc	45,146
3,457		Plantronics, Inc	90,643

TIAA-CREF INSTITUTIONAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
3,964	*	Plexus Corp	$91,132
3,407	e*	PLX Technology, Inc	38,022
16,441	e*	PMC - Sierra, Inc	127,089
6,676	*	Polycom, Inc	224,314
350	*	Powell Industries, Inc	11,116
5,242	e*	Power-One, Inc	20,863
11,780	e*	Powerwave Technologies, Inc	78,926
11,852	*	QLogic Corp	197,336
121,171		Qualcomm, Inc	5,257,610
9,864	e	RadioShack Corp	326,893
7,206	e*	Rambus, Inc	129,564
1,106	e	Raven Industries, Inc	39,495
2,073	e	Regal-Beloit Corp	96,477
14,834	e*	RF Micro Devices, Inc	92,564
1,214	e*	Rogers Corp	44,918
40,403	e*	Sanmina-SCI Corp	126,461
2,218	*	Seachange International, Inc	17,212
5,307	e*	Semtech Corp	91,970
8,311	*	Silicon Image, Inc	71,308
3,931	*	Silicon Laboratories, Inc	136,052
6,899	*	Silicon Storage Technology, Inc	25,733
3,276	e*	Sirenza Microdevices, Inc	38,886
106,203	e*	Sirius Satellite Radio, Inc	320,733
12,128	e*	Skyworks Solutions, Inc	89,141
3,650	*	Smart Modular Technologies WWH, Inc	50,224
5,780	e*	Spansion, Inc (Class A)	64,158
4,136	e*	Spectrum Brands, Inc	28,001
1,620	*	Standard Microsystems Corp	55,631
1,067	*	Stoneridge, Inc	13,167
1,625	e*	Sunpower Corp (Class A)	102,456
885	e*	Supertex, Inc	27,736
11,962	*	Sycamore Networks, Inc	48,087
3,492	e*	Symmetricom, Inc	29,333
1,882	e*	Synaptics, Inc	67,357
4,270	e*	Syntax-Brillian Corp	21,008
2,698		Technitrol, Inc	77,352
1,290	e*	Techwell, Inc	16,899
3,831	e*	Tekelec	55,243
2,845		Teleflex, Inc	232,664
32,326	*	Tellabs, Inc	347,828
3,366	*	Tessera Technologies, Inc	136,491
104,212		Texas Instruments, Inc	3,921,498
4,226	*	Thomas & Betts Corp	245,108
4,543	e*	Trident Microsystems, Inc	83,364
8,908	*	Triquint Semiconductor, Inc	45,074
3,103	*	TTM Technologies, Inc	40,339
1,387	e*	Ultra Clean Holdings	19,390
1,534	e*	Universal Display Corp	24,099
1,021	*	Universal Electronics, Inc	37,083
10,172	e*	Utstarcom, Inc	57,065
6,832	*	Varian Semiconductor Equipment Associates, Inc	273,690
1,525	*	Viasat, Inc	48,953
1,042	e	Vicor Corp	13,786
12,884	e*	Vishay Intertechnology, Inc	203,834

TIAA-CREF INSTITUTIONAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
832	e*	Volterra Semiconductor Corp	$11,814
5,653	e	Whirlpool Corp	628,614
21,668		Xilinx, Inc	580,052
1,860	*	Zoltek Cos, Inc	77,246
4,035	*	Zoran Corp	80,861
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	76,650,779

ENGINEERING AND MANAGEMENT SERVICES - 0.79%
1,637	e*	Advisory Board Co	90,952
2,940	e*	Aecom Technology Corp	72,941
9,554	e*	Amylin Pharmaceuticals, Inc	393,243
4,845	*	Applera Corp (Celera Genomics Group)	60,078
5,437	e*	Ariad Pharmaceuticals, Inc	29,849
811	e	CDI Corp	26,114
27,564	*	Celgene Corp	1,580,244
793	e*	Cornell Cos, Inc	19,476
3,019	e	Corporate Executive Board Co	195,963
1,065	e*	CRA International, Inc	51,333
4,501	e*	CV Therapeutics, Inc	59,458
1,744		Diamond Management & Technology Consultants, Inc	23,021
3,591	e*	eResearch Technology, Inc	34,150
7,070	*	Exelixis, Inc	85,547
1,038	*	Exponent, Inc	23,220
6,409		Fluor Corp	713,770
4,049	e*	Gen-Probe, Inc	244,641
1,576	e*	Greenfield Online, Inc	25,074
3,538	*	Harris Interactive, Inc	18,928
6,892	e*	Hewitt Associates, Inc (Class A)	220,544
1,163	e*	Huron Consulting Group, Inc	84,911
4,338	e*	Incyte Corp	26,028
2,926	*	Infrasource Services, Inc	108,555
6,424	*	Isis Pharmaceuticals, Inc	62,184
8,438	e*	Jacobs Engineering Group, Inc	485,269
12,281	*	KBR, Inc	322,131
833	*	Kendle International, Inc	30,629
3,019	e*	Kosan Biosciences, Inc	15,759
632	e	Landauer, Inc	31,126
1,618	e*	LECG Corp	24,448
2,193	e*	Lifecell Corp	66,974
2,021	e*	Luminex Corp	24,879
1,528		MAXIMUS, Inc	66,285
1,732	*	Maxygen, Inc	14,843
8,095	*	McDermott International, Inc	672,856
528	*	Michael Baker Corp	19,615
16,475	e	Moody's Corp	1,024,745
546	e*	MTC Technologies, Inc	13,410
3,130	e*	Myriad Genetics, Inc	116,405
4,194	e*	Navigant Consulting, Inc	77,841
2,350	*	Neurogen Corp	15,604
1,807	*	Omnicell, Inc	37,549
24,899		Paychex, Inc	974,049
1,251	*	PharmaNet Development Group, Inc	39,882
2,153	*	Regeneration Technologies, Inc	24,221
4,062	e*	Regeneron Pharmaceuticals, Inc	72,791

TIAA-CREF INSTITUTIONAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
20,344	e*	Rentech, Inc	$52,691
3,290	*	Resources Connection, Inc	109,162
2,184	e*	Rigel Pharmaceuticals, Inc	19,459
7,022	e*	SAIC, Inc	126,888
5,306	e*	Savient Pharmaceuticals, Inc	65,901
3,046	e*	Seattle Genetics, Inc	29,881
2,432	e*	Senomyx, Inc	32,832
5,961	*	Shaw Group, Inc	275,935
1,965	e*	Symyx Technologies, Inc	22,617
1,084	e*	Tejon Ranch Co	47,913
6,868	e*	Telik, Inc	23,214
4,560	*	Tetra Tech, Inc	98,268
3,569	e*	URS Corp	173,275
2,209	e*	Verenium Corp	11,200
2,146	*	Washington Group International, Inc	171,701
3,388		Watson Wyatt & Co Holdings (Class A)	171,026
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	9,853,498

ENVIRONMENTAL QUALITY AND HOUSING - 0.00%
4,611	e*	Home Solutions of America, Inc	27,574
		TOTAL ENVIRONMENTAL QUALITY AND HOUSING	27,574

FABRICATED METAL PRODUCTS - 0.52%
2,484	e*	Alliant Techsystems, Inc	246,289
791	e	Ameron International Corp	71,340
5,063	e	Aptargroup, Inc	180,040
7,833		Ball Corp	416,481
910	*	Chart Industries, Inc	25,880
1,254		CIRCOR International, Inc	50,699
8,960		Commercial Metals Co	302,579
1,191	*	Commercial Vehicle Group, Inc	22,188
3,734		Crane Co	169,710
12,346	*	Crown Holdings, Inc	308,280
1,300	e	Dynamic Materials Corp	48,750
2,117	e*	Griffon Corp	46,108
1,051	e	Gulf Island Fabrication, Inc	36,470
36,067		Illinois Tool Works, Inc	1,954,471
1,657	e	Insteel Industries, Inc	29,826
945	*	Ladish Co, Inc	40,635
595	e	Lifetime Brands, Inc	12,168
3,177	e*	Mobile Mini, Inc	92,768
8,222	e	Mueller Water Products, Inc (Class A)	140,267
1,525	e*	NCI Building Systems, Inc	75,228
8,421		Parker Hannifin Corp	824,597
605	*	Park-Ohio Holdings Corp	16,517
7,584	e	Pentair, Inc	292,515
1,910	*	PGT, Inc	20,876
1,793		Silgan Holdings, Inc	99,117
2,518	e	Simpson Manufacturing Co, Inc	84,957
3,369	e*	Smith & Wesson Holding Corp	56,431
4,219		Snap-On, Inc	213,102
5,963	e	Stanley Works	361,954
1,650	e*	Sturm Ruger & Co, Inc	25,608
544	e	Sun Hydraulics Corp	26,792

TIAA-CREF INSTITUTIONAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
5,486	e*	Taser International, Inc	$76,585
1,274	e	Valmont Industries, Inc	92,696
2,268	e	Watts Water Technologies, Inc (Class A)	84,982
		TOTAL FABRICATED METAL PRODUCTS	6,546,906

FOOD AND KINDRED PRODUCTS - 3.07%
1,509	e*	Altus Pharmaceuticals, Inc	17,414
55,232		Anheuser-Busch Cos, Inc	2,880,901
47,431		Archer Daniels Midland Co	1,569,492
717	*	Boston Beer Co, Inc (Class A)	28,214
8,783		Bunge Ltd	742,164
16,811		Campbell Soup Co	652,435
336		Coca-Cola Bottling Co Consolidated	16,901
167,916		Coca-Cola Co	8,783,686
22,646		Coca-Cola Enterprises, Inc	543,504
36,211		ConAgra Foods, Inc	972,654
13,958	*	Constellation Brands, Inc (Class A)	338,900
5,619	e	Corn Products International, Inc	255,384
4,622	e*	Darling International, Inc	42,245
15,422		Del Monte Foods Co	187,532
590	e	Farmer Bros Co	13,352
4,328	e	Flowers Foods, Inc	144,382
25,168		General Mills, Inc	1,470,315
23,611		H.J. Heinz Co	1,120,814
5,204	e*	Hansen Natural Corp	223,668
12,241		Hershey Co	619,639
5,632		Hormel Foods Corp	210,355
773	e	Imperial Sugar Co	23,801
1,061		J&J Snack Foods Corp	40,042
4,114	e	J.M. Smucker Co	261,897
1,464	e*	Jones Soda Co	20,525
17,167		Kellogg Co	889,079
116,601		Kraft Foods, Inc (Class A)	4,110,185
1,831		Lancaster Colony Corp	76,701
2,200	e	Lance, Inc	51,832
880	e*	M&F Worldwide Corp	58,590
9,882		McCormick & Co, Inc	377,295
624	e	MGP Ingredients, Inc	10,546
3,757		Molson Coors Brewing Co (Class B)	347,372
280	e	National Beverage Corp	3,223
760	e*	Peet's Coffee & Tea, Inc	18,719
10,240		Pepsi Bottling Group, Inc	344,883
4,740	e	PepsiAmericas, Inc	116,414
118,591		PepsiCo, Inc	7,690,626
3,223	*	Performance Food Group Co	104,715
1,934	e*	Ralcorp Holdings, Inc	103,372
1,307	e	Reddy Ice Holdings, Inc	37,276
1,125	e	Sanderson Farms, Inc	50,648
53,423		Sara Lee Corp	929,560
7,945	e*	Smithfield Foods, Inc	244,627
3,000	e	Tootsie Roll Industries, Inc	83,130
2,662		Topps Co, Inc	27,978
2,537	e*	TreeHouse Foods, Inc	67,510
19,085		Tyson Foods, Inc (Class A)	439,741

TIAA-CREF INSTITUTIONAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
17,460		Wrigley (Wm.) Jr Co	$965,713
		TOTAL FOOD AND KINDRED PRODUCTS	38,329,951

FOOD STORES - 0.34%
105	e	Arden Group, Inc (Class A)	14,322
1,099	*	Great Atlantic & Pacific Tea Co, Inc	36,860
1,053	e	Ingles Markets, Inc (Class A)	36,276
51,609		Kroger Co	1,451,761
2,089	e*	Panera Bread Co (Class A)	96,219
1,523	e*	Pantry, Inc	70,210
3,348	e*	Pathmark Stores, Inc	43,390
2,653		Ruddick Corp	79,908
32,108		Safeway, Inc	1,092,635
15,279		Supervalu, Inc	707,723
1,576		Weis Markets, Inc	63,844
10,120	e	Whole Foods Market, Inc	387,596
2,040	*	Wild Oats Markets, Inc	34,190
2,499	e*	Winn-Dixie Stores, Inc	73,221
		TOTAL FOOD STORES	4,188,155

FORESTRY - 0.12%
5,897	e	Rayonier, Inc	266,191
15,701		Weyerhaeuser Co	1,239,280
		TOTAL FORESTRY	1,505,471

FURNITURE AND FIXTURES - 0.31%
954	e	Cal-Maine Foods, Inc	15,627
2,218	e	Ethan Allen Interiors, Inc	75,967
2,961	e	Furniture Brands International, Inc	42,046
4,756		Herman Miller, Inc	150,290
4,485		Hillenbrand Industries, Inc	291,525
3,718	e	HNI Corp	152,438
472	e	Hooker Furniture Corp	10,592
3,905		Interface, Inc (Class A)	73,648
14,347		Johnson Controls, Inc	1,660,952
1,541	e	Kimball International, Inc (Class B)	21,589
2,848	e	La-Z-Boy, Inc	32,638
13,454		Leggett & Platt, Inc	296,661
27,465		Masco Corp	781,929
3,423	e	Sealy Corp	56,548
3,453	e*	Select Comfort Corp	56,008
5,789	e	Tempur-Pedic International, Inc	149,935
2,514	e*	Williams Scotsman International, Inc	59,858
		TOTAL FURNITURE AND FIXTURES	3,928,251

FURNITURE AND HOMEFURNISHINGS STORES - 0.19%
20,137	*	Bed Bath & Beyond, Inc	724,731
12,474	e	Circuit City Stores, Inc	188,108
11,120	e*	GameStop Corp (Class A)	434,792
2,067	e*	Guitar Center, Inc	123,627
1,389	e	Haverty Furniture Cos, Inc	16,210
3,714		Knoll, Inc	83,194
3,819	e*	Mohawk Industries, Inc	384,917
9,172	e	Pier 1 Imports, Inc	77,870

TIAA-CREF INSTITUTIONAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
6,361	e	Steelcase, Inc (Class A)	$117,679
1,646	e	Tuesday Morning Corp	20,345
6,605	e	Williams-Sonoma, Inc	208,586
		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	2,380,059

GENERAL BUILDING CONTRACTORS - 0.25%
200	e	Amrep Corp	9,510
788	e*	Avatar Holdings, Inc	60,629
2,850	e	Beazer Homes USA, Inc	70,310
1,171	e	Brookfield Homes Corp	34,064
8,740		Centex Corp	350,474
22,813		DR Horton, Inc	454,676
2,730	e*	Hovnanian Enterprises, Inc (Class A)	45,127
5,593	e	KB Home	220,196
9,569		Lennar Corp (Class A)	349,843
1,170	e	M/I Homes, Inc	31,122
1,434	e	McGrath RentCorp	48,311
2,585	e	MDC Holdings, Inc	125,011
1,928	e*	Meritage Homes Corp	51,574
322	e*	NVR, Inc	218,880
984	e*	Palm Harbor Homes, Inc	13,924
1,931	*	Perini Corp	118,814
14,889	e	Pulte Homes, Inc	334,258
2,845	e	Ryland Group, Inc	106,318
4,791	e	Standard-Pacific Corp	83,986
576	e*	Team, Inc	25,903
9,128	e*	Toll Brothers, Inc	228,017
3,768	e	Walter Industries, Inc	109,121
2,426	*	WCI Communities, Inc	40,466
		TOTAL GENERAL BUILDING CONTRACTORS	3,130,534

GENERAL MERCHANDISE STORES - 1.58%
2,769	e*	99 Cents Only Stores	36,302
8,184	e*	Big Lots, Inc	240,773
4,739	*	BJ's Wholesale Club, Inc	170,746
468	e	Bon-Ton Stores, Inc	18,748
2,595	e*	Cabela's, Inc	57,427
4,078		Casey's General Stores, Inc	111,166
588	e*	Conn's, Inc	16,793
32,467		Costco Wholesale Corp	1,899,969
4,799	e	Dillard's, Inc (Class A)	172,428
22,741		Dollar General Corp	498,483
10,966	e	Family Dollar Stores, Inc	376,353
2,660	e	Fred's, Inc	35,591
16,419		JC Penney Co, Inc	1,188,407
33,378		Macy's, Inc	1,327,777
1,563	e*	Retail Ventures, Inc	25,211
10,082	e	Saks, Inc	215,251
1,431	e	Stein Mart, Inc	17,544
62,177		Target Corp	3,954,457
33,048		TJX Cos, Inc	908,820
175,281		Wal-Mart Stores, Inc	8,432,769
		TOTAL GENERAL MERCHANDISE STORES	19,705,015

TIAA-CREF INSTITUTIONAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
HEALTH SERVICES - 1.35%
1,564	e*	Alliance Imaging, Inc	$14,686
2,499	e*	Amedisys, Inc	90,789
889	e*	American Dental Partners, Inc	23,087
13,923		AmerisourceBergen Corp	688,771
2,963	*	Amsurg Corp	71,527
3,023	e*	Apria Healthcare Group, Inc	86,972
4,413	e*	Assisted Living Concepts, Inc (A Shares)	46,998
839	e*	Bio-Reference Labs, Inc	22,947
2,109	e	Brookdale Senior Living, Inc	96,107
20,932		Cigna Corp	1,093,069
6,957	e*	Community Health Systems, Inc	281,411
498	e*	Corvel Corp	13,018
4,065	*	Covance, Inc	278,696
11,374	*	Coventry Health Care, Inc	655,711
2,028	e*	Cross Country Healthcare, Inc	33,827
1,679	e*	CryoLife, Inc	21,844
7,647	e*	DaVita, Inc	412,020
4,490	*	Edwards Lifesciences Corp	221,537
884	*	eHealth, Inc	16,876
900	e*	Emeritus Corp	27,882
1,610	e*	Enzo Biochem, Inc	24,070
16,984	*	Express Scripts, Inc	849,370
1,480	*	Genesis HealthCare Corp	101,262
1,154	e*	Genomic Health, Inc	21,695
3,149	e*	Gentiva Health Services, Inc	63,169
17,357	e	Health Management Associates, Inc (Class A)	197,176
4,600	*	Healthsouth Corp	83,306
2,689	e*	Healthways, Inc	127,378
1,110	e*	Hythiam, Inc	9,602
4,211	*	Immunomedics, Inc	17,476
2,207	*	Kindred Healthcare, Inc	67,799
8,549	*	Laboratory Corp of America Holdings	669,045
1,585	e	LCA-Vision, Inc	74,907
768	e*	LHC Group, Inc	20,122
4,530	*	LifePoint Hospitals, Inc	175,220
6,109	*	Lincare Holdings, Inc	243,444
2,852	*	Magellan Health Services, Inc	132,532
5,291		Manor Care, Inc	345,449
1,505	e*	Matria Healthcare, Inc	45,571
21,598		McKesson Corp	1,288,105
445	*	Medcath Corp	14,151
20,362	*	Medco Health Solutions, Inc	1,588,032
429	e	National Healthcare Corp	22,136
5,787	e*	Nektar Therapeutics	54,919
1,558	e*	Nighthawk Radiology Holdings, Inc	28,122
2,530	*	Odyssey HealthCare, Inc	30,006
9,147	e	Omnicare, Inc	329,841
2,866	e	Option Care, Inc	44,136
3,523	*	Pediatrix Medical Group, Inc	194,293
7,485	e	Pharmaceutical Product Development, Inc	286,451
4,222	e*	Psychiatric Solutions, Inc	153,090
11,356		Quest Diagnostics, Inc	586,537
818	e*	Radiation Therapy Services, Inc	21,546

TIAA-CREF INSTITUTIONAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,135	*	RehabCare Group, Inc	$16,162
4,038	*	Sierra Health Services, Inc	167,900
1,633	*	Skilled Healthcare Group, Inc (Class A)	25,328
2,010	e*	Stereotaxis, Inc	26,251
3,260	e*	Sun Healthcare Group, Inc	47,237
3,447	e*	Sunrise Senior Living, Inc	137,846
1,103	*	Symbion, Inc	23,946
35,326	e*	Tenet Healthcare Corp	229,972
6,480	*	Triad Hospitals, Inc	348,418
3,296		Universal Health Services, Inc (Class B)	202,704
44,607	*	WellPoint, Inc	3,560,977
		TOTAL HEALTH SERVICES	16,894,474

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.06%
5,123	*	Foster Wheeler Ltd	548,110
2,564		Granite Construction, Inc	164,558
2,299	*	Matrix Service Co	57,130
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	769,798

HOLDING AND OTHER INVESTMENT OFFICES - 3.54%
3,304		Acadia Realty Trust	85,739
2,209	e*	Affiliated Managers Group, Inc	284,431
4,346	e*	Affordable Residential Communities LP	51,370
783	e	Agree Realty Corp	24,469
4,079	e	Alesco Financial, Inc	33,162
159	e*	Alexander's, Inc	64,276
2,082		Alexandria Real Estate Equities, Inc	201,579
11,068	e	Allied Capital Corp	342,665
7,234		AMB Property Corp	384,993
1,847	e	American Campus Communities, Inc	52,252
8,669		American Financial Realty Trust	89,464
3,539	e	American Home Mortgage Investment Corp	65,047
18,881	e	Annaly Mortgage Management, Inc	272,264
4,436		Anthracite Capital, Inc	51,901
4,167		Anworth Mortgage Asset Corp	37,711
7,162	e	Apartment Investment & Management Co (Class A)	361,108
8,110	e	Apollo Investment Corp	174,527
583		Arbor Realty Trust, Inc	15,047
15,986		Archstone-Smith Trust	944,932
6,698	e	Ashford Hospitality Trust, Inc	78,768
1,112		Associated Estates Realty Corp	17,336
5,606		AvalonBay Communities, Inc	666,441
4,267		BioMed Realty Trust, Inc	107,187
7,449		Boston Properties, Inc	760,766
6,374	e	Brandywine Realty Trust	182,169
3,781		BRE Properties, Inc (Class A)	224,175
514	e	BRT Realty Trust	13,369
4,080		Camden Property Trust	273,238
2,045	e	Capital Lease Funding, Inc	21,984
190	e	Capital Southwest Corp	29,600
1,313	e	Capital Trust, Inc (Class A)	44,826
4,836		CBL & Associates Properties, Inc	174,338
1,530	e	CBRE Realty Finance, Inc	18,192
2,657	e	Cedar Shopping Centers, Inc	38,128

TIAA-CREF INSTITUTIONAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
484	e	Cherokee, Inc	$17,685
3,498		Colonial Properties Trust	127,502
878	e	Compass Diversified Trust	15,655
2,530	e	Corporate Office Properties Trust	103,755
2,816		Cousins Properties, Inc	81,692
5,643	e	Crescent Real Estate Equities Co	126,629
1,806	e	Crystal River Capital, Inc	43,850
12,020	e	DCT Industrial Trust, Inc	129,335
3,468		Deerfield Triarc Capital Corp	50,737
8,394		Developers Diversified Realty Corp	442,448
6,775		DiamondRock Hospitality Co	129,267
3,858		Digital Realty Trust, Inc	145,369
6,847	e	Douglas Emmett, Inc	169,395
10,026		Duke Realty Corp	357,627
1,703	e	EastGroup Properties, Inc	74,625
1,434	e	Education Realty Trust, Inc	20,119
2,127	e	Entertainment Properties Trust	114,390
3,690	e	Equity Inns, Inc	82,656
1,768	e	Equity Lifestyle Properties, Inc	92,272
2,960	e	Equity One, Inc	75,628
21,143		Equity Residential	964,755
1,774	e	Essex Property Trust, Inc	206,316
4,460	e	Extra Space Storage, Inc	73,590
4,190	e	Federal Realty Investment Trust	323,719
4,582		FelCor Lodging Trust, Inc	119,269
3,613	e	First Industrial Realty Trust, Inc	140,040
1,281	e	First Potomac Realty Trust	29,834
4,433	e	Franklin Street Properties Corp	73,322
13,411	e	Friedman Billings Ramsey Group, Inc (Class A)	73,224
15,187	e	General Growth Properties, Inc	804,152
1,384	e	Getty Realty Corp	36,372
631	e	Gladstone Capital Corp	13,541
2,416	e	Glimcher Realty Trust	60,400
2,980	e	GMH Communities Trust	28,876
1,095	e	Gramercy Capital Corp	30,156
14,306		Health Care Property Investors, Inc	413,873
5,040		Health Care REIT, Inc	203,414
3,074	e	Healthcare Realty Trust, Inc	85,396
4,843	e	Hersha Hospitality Trust	57,244
2,150	*	HFF, Inc (Class A)	33,347
5,957		Highland Hospitality Corp	114,374
3,878	e	Highwoods Properties, Inc	145,425
2,611		Home Properties, Inc	135,589
7,071	e	Hospitality Properties Trust	293,376
38,243		Host Marriott Corp	884,178
14,566		HRPT Properties Trust	151,486
7,504	e	IMPAC Mortgage Holdings, Inc	34,593
5,374	e	Inland Real Estate Corp	91,251
3,130		Innkeepers U.S.A. Trust	55,495
3,321		Investors Real Estate Trust	34,306
191,600		iShares Russell 3000 Index Fund	16,674,948
9,075	e	iStar Financial, Inc	402,295
3,764	e*	Jamba, Inc	34,403
1,554	e	JER Investors Trust, Inc	23,310

TIAA-CREF INSTITUTIONAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
2,449	e	Kilroy Realty Corp	$173,487
15,603		Kimco Realty Corp	594,006
2,360		Kite Realty Group Trust	44,887
2,948	e	LaSalle Hotel Properties	128,002
4,865		Lexington Corporate Properties Trust	101,192
6,696	e	Liberty Property Trust	294,155
1,903	e	LTC Properties, Inc	43,293
4,317	e	Luminent Mortgage Capital, Inc	43,559
5,204	e	Macerich Co	428,914
4,461		Mack-Cali Realty Corp	194,009
2,728		Maguire Properties, Inc	93,652
2,665	e	Medical Properties Trust, Inc	35,258
8,541		MFA Mortgage Investments, Inc	62,178
2,242		Mid-America Apartment Communities, Inc	117,660
1,462	e	Mission West Properties, Inc	20,380
1,200		MVC Capital, Inc	22,572
1,805	e	National Health Investors, Inc	57,255
4,727		National Retail Properties, Inc	103,332
6,297		Nationwide Health Properties, Inc	171,278
2,998	e	Newcastle Investment Corp	75,160
3,016	e*	NexCen Brands, Inc	33,598
5,372		NorthStar Realty Finance Corp	67,204
3,719	e	Novastar Financial, Inc	25,959
4,883		Omega Healthcare Investors, Inc	77,298
1,053	e	Parkway Properties, Inc	50,576
1,437	e	PennantPark Investment Corp	20,175
2,347		Pennsylvania Real Estate Investment Trust	104,043
12,840		Plum Creek Timber Co, Inc	534,914
3,291		Post Properties, Inc	171,560
3,023	e	Potlatch Corp	130,140
18,003		Prologis	1,024,371
1,446		Prospect Capital Corp	25,262
1,279		PS Business Parks, Inc	81,050
8,854		Public Storage, Inc	680,164
1,164	e*	Quadra Realty Trust, Inc	14,562
4,896	e	RAIT Investment Trust	127,394
1,853	e	Ramco-Gershenson Properties	66,578
6,762		Realty Income Corp	170,335
1,525		Redwood Trust, Inc	73,780
5,016		Regency Centers Corp	353,628
1,640	e	Republic Property Trust	20,090
2,220	e	Resource Capital Corp	31,036
1,224		Saul Centers, Inc	55,508
5,913	e	Senior Housing Properties Trust	120,330
16,025		Simon Property Group, Inc	1,490,966
4,178		SL Green Realty Corp	517,612
1,893		Sovran Self Storage, Inc	91,167
8,065		Spirit Finance Corp	117,426
1,248	e*	Star Maritime Acquisition Corp	15,300
4,940	e	Strategic Hotels & Resorts, Inc	111,101
1,120		Sun Communities, Inc	33,342
4,955	e	Sunstone Hotel Investors, Inc	140,672
2,345	e	Tanger Factory Outlet Centers, Inc	87,820
2,560	e*	Tarragon Corp	21,658

TIAA-CREF INSTITUTIONAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
4,105		Taubman Centers, Inc	$203,649
7,658	*	TFS Financial Corp	88,373
9,199		Thornburg Mortgage, Inc	240,830
9,982	e	UDR, Inc	262,527
1,002	e	Universal Health Realty Income Trust	33,367
1,403		Urstadt Biddle Properties, Inc (Class A)	23,865
3,138	e	U-Store-It Trust	51,432
9,979		Ventas, Inc	361,739
21,329		Virgin Media, Inc	519,788
9,646	e	Vornado Realty Trust	1,059,517
3,821	e	Washington Real Estate Investment Trust	129,914
5,601	e	Weingarten Realty Investors	230,201
3,642	*	Winston Hotels, Inc	54,630
2,500		Winthrop Realty Trust	17,275
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	44,201,914

HOTELS AND OTHER LODGING PLACES - 0.52%
1,830	e	Ameristar Casinos, Inc	63,574
1,181	e*	Bluegreen Corp	13,806
3,709		Boyd Gaming Corp	182,446
2,890		Choice Hotels International, Inc	114,213
2,906	*	Gaylord Entertainment Co	155,878
1,619	e*	Great Wolf Resorts, Inc	23,071
27,795		Hilton Hotels Corp	930,332
986	e*	Isle of Capri Casinos, Inc	23,625
7,586	e*	Las Vegas Sands Corp	579,495
1,580	*	Lodgian, Inc	23,747
1,423	e	Marcus Corp	33,810
23,750		Marriott International, Inc (Class A)	1,026,950
8,599	*	MGM Mirage	709,246
610	e*	Monarch Casino & Resort, Inc	16,379
2,408	e*	Morgans Hotel Group Co	58,707
3,091	e	Orient-Express Hotels Ltd (Class A)	165,059
1,237	e*	Riviera Holdings Corp	44,965
15,632		Starwood Hotels & Resorts Worldwide, Inc	1,048,438
3,205	e	Station Casinos, Inc	278,194
2,779	e*	Trump Entertainment Resorts, Inc	34,876
2,226	e*	Vail Resorts, Inc	135,497
13,259	*	Wyndham Worldwide Corp	480,771
3,627	e	Wynn Resorts Ltd	325,306
		TOTAL HOTELS AND OTHER LODGING PLACES	6,468,385

INDUSTRIAL MACHINERY AND EQUIPMENT - 6.80%
524	e	Aaon, Inc	16,689
2,174	e	Actuant Corp (Class A)	137,092
6,714	*	AGCO Corp	291,455
1,826	e	Albany International Corp (Class A)	73,843
1,736	e*	Allis-Chalmers Energy, Inc	39,911
12,677		American Standard Cos, Inc	747,689
496		Ampco-Pittsburgh Corp	19,885
100,485		Applied Materials, Inc	1,996,656
1,755	*	Astec Industries, Inc	74,096
1,774	e*	ASV, Inc	30,655
6,675	*	Asyst Technologies, Inc	48,260

TIAA-CREF INSTITUTIONAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
10,188	*	Axcelis Technologies, Inc	$66,127
4,800		Black & Decker Corp	423,888
1,195	e	Black Box Corp	49,449
3,167	e*	Blount International, Inc	41,424
3,442	e	Briggs & Stratton Corp	108,630
29,510	*	Brocade Communications Systems, Inc	230,768
5,560	*	Brooks Automation, Inc	100,914
2,667	e	Bucyrus International, Inc (Class A)	188,770
4,503	e	Carlisle Cos, Inc	209,435
1,107	e	Cascade Corp	86,833
46,554		Caterpillar, Inc	3,645,178
4,354		CDW Corp	369,959
6,306	*	Cirrus Logic, Inc	52,340
1,214	*	Columbus McKinnon Corp	39,091
2,309	e*	Cray, Inc	17,618
7,636		Cummins, Inc	772,840
3,255		Curtiss-Wright Corp	151,716
2,621	e*	Cymer, Inc	105,364
16,496		Deere & Co	1,991,727
165,493	*	Dell, Inc	4,724,825
5,077	e	Diebold, Inc	265,019
6,024		Donaldson Co, Inc	214,153
14,855		Dover Corp	759,833
6,235	e*	Dresser-Rand Group, Inc	246,283
1,925	e*	Dril-Quip, Inc	86,529
3,690	*	Electronics for Imaging, Inc	104,132
152,523	*	EMC Corp	2,760,666
6,226	e*	Emulex Corp	135,976
2,000	*	ENGlobal Corp	24,300
1,365	e*	EnPro Industries, Inc	58,408
9,368	e*	Entegris, Inc	111,292
7,219	e*	Extreme Networks, Inc	29,237
668	e*	Flotek Industries, Inc	40,047
2,741	e*	Flow International Corp	34,537
4,080		Flowserve Corp	292,128
4,726	*	FMC Technologies, Inc	374,394
1,264	e*	Fuel Tech, Inc	43,292
4,098	*	Gardner Denver, Inc	174,370
25,134	e*	Gateway, Inc	39,963
647	*	Gehl Co	19,643
747,876	d	General Electric Co	28,628,693
2,719	e*	Goodman Global, Inc	60,416
591	e	Gorman-Rupp Co	18,829
5,188		Graco, Inc	208,973
9,274	*	Grant Prideco, Inc	499,219
800		Hardinge, Inc	27,224
194,564		Hewlett-Packard Co	8,681,446
397	*	Hurco Cos, Inc	19,842
5,713	e	IDEX Corp	220,179
1,919	e*	Immersion Corp	28,747
21,232		Ingersoll-Rand Co Ltd (Class A)	1,163,938
4,409	e*	Intermec, Inc	111,592
107,940		International Business Machines Corp	11,360,685
24,179		International Game Technology	959,906

TIAA-CREF INSTITUTIONAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
2,352	*	Intevac, Inc	$50,004
12,911	e	Jabil Circuit, Inc	284,946
7,892		Joy Global, Inc	460,340
921	*	Kadant, Inc	28,735
1,994	e	Kaydon Corp	103,927
2,828		Kennametal, Inc	231,981
2,093	e*	Komag, Inc	66,746
4,096	*	Kulicke & Soffa Industries, Inc	42,885
9,823	*	Lam Research Corp	504,902
4,105		Lennox International, Inc	140,514
6,886	*	Lexmark International, Inc (Class A)	339,549
832	e	Lindsay Manufacturing Co	36,849
1,012		Lufkin Industries, Inc	65,325
4,461		Manitowoc Co, Inc	358,575
2,695	*	Micros Systems, Inc	146,608
806	e*	Middleby Corp	48,215
2,202		Modine Manufacturing Co	49,765
407		Nacco Industries, Inc (Class A)	63,284
1,277	*	NATCO Group, Inc (Class A)	58,793
2,509	e*	Netgear, Inc	90,951
2,745		Nordson Corp	137,689
3,756	*	Oil States International, Inc	155,273
9,195		Pall Corp	422,878
7,886		Palm, Inc	126,255
9,892	e*	Quantum Corp	31,358
2,563	e*	Rackable Systems, Inc	31,679
2,125	*	RBC Bearings, Inc	87,656
749	*	Rimage Corp	23,661
1,427	e*	Riverbed Technology, Inc	62,531
1,027		Robbins & Myers, Inc	54,565
11,466		Rockwell Automation, Inc	796,199
8,149	e*	Safeguard Scientifics, Inc	22,899
16,591	*	SanDisk Corp	811,964
801	e	Sauer-Danfoss, Inc	23,838
1,906	e*	Scansource, Inc	60,973
4,426	e*	Scientific Games Corp (Class A)	154,689
39,515		Seagate Technology, Inc	860,242
861	e*	Semitool, Inc	8,274
2,037	e*	Sigma Designs, Inc	53,145
64,964	e*	Solectron Corp	239,068
9,117	e*	SourceForge, Inc	38,474
4,139		SPX Corp	363,446
908		Standex International Corp	25,824
2,311	e*	STEC, Inc	14,860
405	*	T-3 Energy Services, Inc	13,547
3,438	e*	Tecumseh Products Co (Class A)	54,011
1,122		Tennant Co	40,953
7,606	*	Terex Corp	618,368
6,591		Timken Co	238,001
2,921		Toro Co	172,018
1,259	*	TurboChef Technologies, Inc	17,525
334	e	Twin Disc, Inc	24,018
1,844	e*	Ultratech, Inc	24,581
9,388	*	Varian Medical Systems, Inc	399,084

TIAA-CREF INSTITUTIONAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
4,504	e*	VeriFone Holdings, Inc	$158,766
1,876		Watsco, Inc	102,054
16,275	*	Western Digital Corp	314,921
2,409		Woodward Governor Co	129,291
5,840	*	Zebra Technologies Corp (Class A)	226,242
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	84,970,732

INSTRUMENTS AND RELATED PRODUCTS - 4.16%
1,448	e*	Abaxis, Inc	30,205
1,257	e*	Abiomed, Inc	13,550
1,460	*	Accuray, Inc	32,383
4,345	e*	Advanced Medical Optics, Inc	151,554
4,623	e*	Affymetrix, Inc	115,066
29,387	*	Agilent Technologies, Inc	1,129,674
3,888	e*	Align Technology, Inc	93,934
22,184		Allergan, Inc	1,278,686
5,289	e*	American Medical Systems Holdings, Inc	95,414
531	e*	American Science & Engineering, Inc	30,187
1,240		Analogic Corp	91,152
1,598	*	Anaren, Inc	28,141
809	e*	Angiodynamics, Inc	14,570
13,525		Applera Corp (Applied Biosystems Group)	413,054
929	e*	Argon ST, Inc	21,562
2,331	*	Armor Holdings, Inc	202,494
2,044		Arrow International, Inc	78,244
1,986	e*	Arthrocare Corp	87,205
1,064	e*	Aspect Medical Systems, Inc	15,917
710	e	Badger Meter, Inc	20,065
7,526		Bard (C.R.), Inc	621,873
4,077	e	Bausch & Lomb, Inc	283,107
47,363		Baxter International, Inc	2,668,431
4,496	e	Beckman Coulter, Inc	290,801
17,804		Becton Dickinson & Co	1,326,398
17,969		Biomet, Inc	821,543
1,259	*	Bio-Rad Laboratories, Inc (Class A)	95,143
1,277	*	Biosite, Inc	118,110
96,819	*	Boston Scientific Corp	1,485,203
4,735	*	Bruker BioSciences Corp	42,662
845	*	Cantel Medical Corp	14,373
6,208	e*	Cepheid, Inc	90,637
1,956	e*	Coherent, Inc	59,678
1,401	e	Cohu, Inc	31,172
2,009	*	Conmed Corp	58,824
3,217	e	Cooper Cos, Inc	171,530
11,551	e*	Credence Systems Corp	41,584
985	e*	Cutera, Inc	24,546
1,364	e*	Cyberonics, Inc	22,942
565	*	Cynosure, Inc (Class A)	20,583
17,789	e	Danaher Corp	1,343,070
993		Datascope Corp	38,012
11,231	e	Dentsply International, Inc	429,698
1,435	e*	Dionex Corp	101,871
1,394	e*	DJ Orthopedics, Inc	57,530
2,961		DRS Technologies, Inc	169,576

TIAA-CREF INSTITUTIONAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
890	*	Eagle Test Systems, Inc	$14,293
20,668	e	Eastman Kodak Co	575,190
1,328	e	EDO Corp	43,651
57,807		Emerson Electric Co	2,705,368
1,677	e*	ESCO Technologies, Inc	60,808
2,236	e*	Esterline Technologies Corp	108,021
1,127	e*	ev3, Inc	19,024
900	*	Excel Technology, Inc	25,146
1,082	e*	FARO Technologies, Inc	34,473
2,562	e*	FEI Co	83,163
4,773	e*	Flir Systems, Inc	220,751
3,441	e*	Formfactor, Inc	131,790
3,552	e*	Fossil, Inc	104,748
1,142	e*	Foxhollow Technologies, Inc	24,256
1,829	*	Haemonetics Corp	96,224
3,913	*	Hologic, Inc	216,428
803	e*	ICU Medical, Inc	34,481
1,409	e*	I-Flow Corp	23,587
1,718	e*	II-VI, Inc	46,678
4,350	e*	Illumina, Inc	176,567
4,770	e*	Input/Output, Inc	74,460
1,167	*	Integra LifeSciences Holdings Corp	57,673
2,761	e*	Intuitive Surgical, Inc	383,144
1,833	e	Invacare Corp	33,599
2,816	e*	Ionatron, Inc	10,982
2,184	e*	Itron, Inc	170,221
2,349	*	Ixia	21,752
210,559		Johnson & Johnson	12,974,707
730	e*	Kensey Nash Corp	19,571
13,932		Kla-Tencor Corp	765,563
3,565	e*	Kyphon, Inc	171,655
4,294	e*	L-1 Identity Solutions, Inc	87,812
4,707	e*	LTX Corp	26,171
708	e*	Measurement Specialties, Inc	16,765
911	e*	Medical Action Industries, Inc	16,453
83,618		Medtronic, Inc	4,336,429
2,664	e	Mentor Corp	108,372
1,974	*	Merit Medical Systems, Inc	23,609
2,916	*	Mettler-Toledo International, Inc	278,507
1,111	*	Micrus Endovascular Corp	27,331
3,963	e*	Millipore Corp	297,582
2,677	e	Mine Safety Appliances Co	117,146
3,655	*	MKS Instruments, Inc	101,244
1,160		Movado Group, Inc	39,138
1,493		MTS Systems Corp	66,692
4,144	e	National Instruments Corp	134,970
1,239	e*	Natus Medical, Inc	19,725
3,159	e*	Newport Corp	48,901
1,400	*	Northstar Neuroscience, Inc	16,282
2,232	e*	NuVasive, Inc	60,286
1,473	e*	NxStage Medical, Inc	19,046
1,339	e	Oakley, Inc	38,028
1,201	e*	Orthofix International NV	54,009
258	e*	OYO Geospace Corp	19,141

TIAA-CREF INSTITUTIONAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,095	e*	Palomar Medical Technologies, Inc	$38,007
9,062		PerkinElmer, Inc	236,182
15,972	e	Pitney Bowes, Inc	747,809
2,614	e	PolyMedica Corp	106,782
5,536	e*	Resmed, Inc	228,415
5,652	*	Respironics, Inc	240,719
12,172		Rockwell Collins, Inc	859,830
947	*	Rofin-Sinar Technologies, Inc	65,343
6,271		Roper Industries, Inc	358,074
1,888	e*	Rudolph Technologies, Inc	31,360
4,174	e*	Sirf Technology Holdings, Inc	86,569
1,128	e*	Sirona Dental Systems, Inc	42,672
1,949	e*	Sonic Innovations, Inc	17,054
1,326	e*	Sonic Solutions, Inc	16,721
1,231	e*	SonoSite, Inc	38,690
2,046	e*	Spectranetics Corp	23,570
24,591	*	St. Jude Medical, Inc	1,020,281
5,379		STERIS Corp	164,597
22,067	e	Stryker Corp	1,392,207
2,328	e*	Symmetry Medical, Inc	37,271
3,374	*	Techne Corp	193,027
6,529		Tektronix, Inc	220,288
2,554	*	Teledyne Technologies, Inc	117,356
13,384	*	Teradyne, Inc	235,291
30,666	*	Thermo Electron Corp	1,586,046
3,898	e*	Thoratec Corp	71,684
9,094	e*	Trimble Navigation Ltd	292,827
569	e	United Industrial Corp	34,129
2,096	*	Varian, Inc	114,924
1,843	e*	Veeco Instruments, Inc	38,224
2,151	e*	Ventana Medical Systems, Inc	166,208
1,742	e*	Vital Images, Inc	47,313
832		Vital Signs, Inc	46,218
4,143	e*	Vivus, Inc	21,668
1,746	*	Volcano Corp	35,287
7,342	*	Waters Corp	435,821
2,172	*	Wright Medical Group, Inc	52,389
68,144	*	Xerox Corp	1,259,301
1,511	*	X-Rite, Inc	22,317
17,215	*	Zimmer Holdings, Inc	1,461,381
1,434	*	Zoll Medical Corp	31,993
1,229	*	Zygo Corp	17,562
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	52,006,974

INSURANCE AGENTS, BROKERS AND SERVICE - 0.45%
21,345		AON Corp	909,510
8,720	e	Brown & Brown, Inc	219,221
1,201	e	Crawford & Co (Class B)	8,119
7,414	e	Gallagher (Arthur J.) & Co	206,702
23,021		Hartford Financial Services Group, Inc	2,267,799
2,857	e	Hilb Rogal & Hobbs Co	122,451
598	e	James River Group, Inc	19,872
40,392		Marsh & McLennan Cos, Inc	1,247,305
2,733	e	National Financial Partners Corp	126,565

TIAA-CREF INSTITUTIONAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,801	*	United America Indemnity Ltd (Class A)	$44,791
661		White Mountains Insurance Group Ltd	400,579
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	5,572,914

INSURANCE CARRIERS - 4.76%
2,524	e	21st Century Insurance Group	55,175
22,956		ACE Ltd	1,435,209
37,248		Aetna, Inc	1,840,051
35,551		Aflac, Inc	1,827,321
2,413	e	Alfa Corp	37,570
361	e*	Alleghany Corp	146,747
4,395		Allied World Assurance Holdings Ltd	225,244
44,155		Allstate Corp	2,715,974
7,413		Ambac Financial Group, Inc	646,339
3,771	e	American Equity Investment Life Holding Co	45,554
5,978		American Financial Group, Inc	204,149
162,933		American International Group, Inc	11,410,267
1,143		American National Insurance Co	174,422
1,012	*	American Physicians Capital, Inc	40,986
3,835	*	AMERIGROUP Corp	91,273
1,343	*	Amerisafe, Inc	26,363
1,831		Amtrust Financial Services, Inc	34,404
3,696	*	Arch Capital Group Ltd	268,108
3,017	e	Argonaut Group, Inc	94,161
6,388		Aspen Insurance Holdings Ltd	179,311
8,802		Assurant, Inc	518,614
4,931		Assured Guaranty Ltd	145,760
11,175	e	Axis Capital Holdings Ltd	454,264
711		Baldwin & Lyons, Inc (Class B)	18,472
956		Bristol West Holdings, Inc	21,386
3,736	*	Centene Corp	80,025
29,186		Chubb Corp	1,580,130
12,234		Cincinnati Financial Corp	530,956
2,569	e*	Citizens, Inc	18,086
1,739	e	CNA Financial Corp	82,933
1,063	*	CNA Surety Corp	20,101
3,890	e	Commerce Group, Inc	135,061
13,444	e*	Conseco, Inc	280,845
539	*	Darwin Professional Underwriters, Inc	13,567
3,312		Delphi Financial Group, Inc (Class A)	138,508
419	e	Donegal Group, Inc (Class A)	6,243
178		EMC Insurance Group, Inc	4,418
4,260		Employers Holdings, Inc	90,482
4,257	e	Endurance Specialty Holdings Ltd	170,450
506	e*	Enstar Group Ltd	61,079
3,673		Erie Indemnity Co (Class A)	198,489
4,581		Everest Re Group Ltd	497,680
1,117		FBL Financial Group, Inc (Class A)	43,920
15,770		Fidelity National Title Group, Inc (Class A)	373,749
1,688	e*	First Acceptance Corp	17,150
6,438	e	First American Corp	318,681
906	*	First Mercury Financial Corp	18,999
1,033	*	Flagstone Reinsurance Holdings Ltd	13,760
665	e*	Fpic Insurance Group, Inc	27,112

TIAA-CREF INSTITUTIONAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
31,625		Genworth Financial, Inc (Class A)	$1,087,900
382	e	Great American Financial Resources, Inc	9,241
642	*	Greenlight Capital Re Ltd (Class A)	14,464
3,730	e	Hanover Insurance Group, Inc	181,987
1,021		Harleysville Group, Inc	34,061
8,141	e	HCC Insurance Holdings, Inc	271,991
8,153	*	Health Net, Inc	430,478
1,824	e*	HealthExtras, Inc	53,954
3,465	*	Healthspring, Inc	66,043
2,772		Horace Mann Educators Corp	58,877
12,304	*	Humana, Inc	749,437
477	e	Independence Holding Co	9,745
1,955		Infinity Property & Casualty Corp	99,177
4,642		IPC Holdings Ltd	149,890
246		Kansas City Life Insurance Co	11,444
1,241	e	LandAmerica Financial Group, Inc	119,744
11,900	e	Leucadia National Corp	419,475
19,690		Lincoln National Corp	1,397,006
31,670		Loews Corp	1,614,537
734	*	Markel Corp	355,667
4,401		Max Re Capital Ltd	124,548
9,518	e	MBIA, Inc	592,210
1,740	*	Meadowbrook Insurance Group, Inc	19,070
2,119	e	Mercury General Corp	116,778
34,281		Metlife, Inc	2,210,439
5,996	e	MGIC Investment Corp	340,933
655	e	Midland Co	30,746
747	e*	Molina Healthcare, Inc	22,798
8,145	e	Montpelier Re Holdings Ltd	151,008
1,070	e	National Interstate Corp	27,906
147		National Western Life Insurance Co (Class A)	37,179
3,844	e	Nationwide Financial Services, Inc (Class A)	243,018
840	*	Navigators Group, Inc	45,276
393	e	NYMAGIC, Inc	15,799
1,911	e	Odyssey Re Holdings Corp	81,963
4,500		Ohio Casualty Corp	194,895
16,817		Old Republic International Corp	357,529
2,079		OneBeacon Insurance Group Ltd	52,661
4,132		PartnerRe Ltd	320,230
4,191	e*	Philadelphia Consolidated Holding Co	175,184
8,285		Phoenix Cos, Inc	124,358
4,348		Platinum Underwriters Holdings Ltd	151,093
2,758	*	PMA Capital Corp (Class A)	29,483
6,414	e	PMI Group, Inc	286,513
1,376		Presidential Life Corp	27,052
3,319	e*	Primus Guaranty Ltd	35,580
19,460		Principal Financial Group	1,134,323
2,295	*	ProAssurance Corp	127,763
53,522		Progressive Corp	1,280,781
5,164		Protective Life Corp	246,891
33,668		Prudential Financial, Inc	3,273,540
4,311	*	PXRE Group Ltd	20,003
5,928	e	Radian Group, Inc	320,112
1,314	*	RAM Holdings Ltd	20,696

TIAA-CREF INSTITUTIONAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
2,042	e	Reinsurance Group Of America, Inc	$123,010
5,249		RenaissanceRe Holdings Ltd	325,386
1,621	e	RLI Corp	90,695
7,717		Safeco Corp	480,460
876		Safety Insurance Group, Inc	36,266
4,855		Scottish Re Group Ltd	23,741
1,144	*	SeaBright Insurance Holdings, Inc	19,997
1,745		Security Capital Assurance Ltd	53,868
4,248		Selective Insurance Group, Inc	114,186
4,232		Stancorp Financial Group, Inc	222,095
2,075	e	State Auto Financial Corp	63,599
1,175		Stewart Information Services Corp	46,800
6,939		Torchmark Corp	464,913
1,072		Tower Group, Inc	34,197
2,017		Transatlantic Holdings, Inc	143,469
48,267		Travelers Cos, Inc/The	2,582,285
737	e*	Triad Guaranty, Inc	29,428
1,260	e	United Fire & Casualty Co	44,579
97,417		UnitedHealth Group, Inc	4,981,905
3,532	e	Unitrin, Inc	173,704
2,245	*	Universal American Financial Corp	47,774
24,619		UnumProvident Corp	642,802
12,543		W.R. Berkley Corp	408,149
2,856	*	WellCare Health Plans, Inc	258,497
117	e	Wesco Financial Corp	45,045
12,967		XL Capital Ltd (Class A)	1,092,988
3,038		Zenith National Insurance Corp	143,059
		TOTAL INSURANCE CARRIERS	59,445,921

JUSTICE, PUBLIC ORDER AND SAFETY - 0.03%
4,456	*	Corrections Corp of America	281,218
3,930	e*	Geo Group, Inc	114,363
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	395,581

LEATHER AND LEATHER PRODUCTS - 0.16%
26,983	*	Coach, Inc	1,278,724
5,759	e*	CROCS, Inc	247,810
1,742	e*	Genesco, Inc	91,124
3,936	e*	Iconix Brand Group, Inc	87,458
1,492		Steven Madden Ltd	48,878
3,526	*	Timberland Co (Class A)	88,820
334	e	Weyco Group, Inc	8,995
4,349		Wolverine World Wide, Inc	120,511
		TOTAL LEATHER AND LEATHER PRODUCTS	1,972,320

LEGAL SERVICES - 0.01%
3,361	*	FTI Consulting, Inc	127,819
651	e*	Pre-Paid Legal Services, Inc	41,866
		TOTAL LEGAL SERVICES	169,685

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.02%
670	e*	Emergency Medical Services Corp (Class A)	26,217
6,056		Laidlaw International, Inc	209,235
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	235,452

TIAA-CREF INSTITUTIONAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
LUMBER AND WOOD PRODUCTS - 0.03%
640	e	American Woodmark Corp	$22,144
6,272	e*	Champion Enterprises, Inc	61,654
793	e	Deltic Timber Corp	43,472
6,940	e	Louisiana-Pacific Corp	131,305
508	e	Skyline Corp	15,245
1,139	e	Universal Forest Products, Inc	48,134
		TOTAL LUMBER AND WOOD PRODUCTS	321,954

METAL MINING - 0.39%
4,258	*	Apex Silver Mines Ltd	85,926
2,989	e	Cleveland-Cliffs, Inc	232,156
21,244	e*	Coeur d'Alene Mines Corp	76,266
3,072	e	Foundation Coal Holdings, Inc	124,846
27,714		Freeport-McMoRan Copper & Gold, Inc (Class B)	2,295,273
10,241	e*	Hecla Mining Co	87,458
3,455	e*	Idaho General Mines, Inc	21,905
30,930		Newmont Mining Corp	1,208,126
3,490	e*	Rosetta Resources, Inc	75,175
1,455	e	Royal Gold, Inc	34,585
5,042	e	Southern Copper Corp	475,259
3,801	e*	Stillwater Mining Co	41,849
3,788	*	Uranium Resources, Inc	41,782
3,428	*	US Gold Corp	18,854
		TOTAL METAL MINING	4,819,460

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.59%
1,067	*	Armstrong World Industries, Inc	53,510
1,955		Blyth, Inc	51,964
4,917	e	Callaway Golf Co	87,572
3,000	e	Daktronics, Inc	64,440
11,091		Fortune Brands, Inc	913,566
11,587		Hasbro, Inc	363,948
2,532	e*	Jakks Pacific, Inc	71,250
3,166	e*	K2, Inc	48,092
396	e	Marine Products Corp	3,259
28,599		Mattel, Inc	723,269
1,989	e	Nautilus, Inc	23,948
1,490	*	RC2 Corp	59,615
634	*	Russ Berrie & Co, Inc	11,811
3,210	e*	Shuffle Master, Inc	53,286
569		Steinway Musical Instruments, Inc	19,682
143,572	*	Tyco International Ltd	4,851,298
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	7,400,510

MISCELLANEOUS RETAIL - 1.33%
2,238	e*	1-800-FLOWERS.COM, Inc (Class A)	21,104
973	e*	AC Moore Arts & Crafts, Inc	19,081
22,209	*	Amazon.com, Inc	1,519,318
3,469	e	Barnes & Noble, Inc	133,452
28,775		Best Buy Co, Inc	1,342,929
1,344	e	Big 5 Sporting Goods Corp	34,272
896	e*	Blue Nile, Inc	54,118

TIAA-CREF INSTITUTIONAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
963	e	Books-A-Million, Inc	$16,313
4,275	e	Borders Group, Inc	81,482
918	e*	Build-A-Bear Workshop, Inc	23,997
2,005		Cash America International, Inc	79,498
3,455	e*	CKX, Inc	47,748
4,691	e*	Coldwater Creek, Inc	108,972
113,345		CVS Corp	4,131,425
2,700	e*	Dick's Sporting Goods, Inc	157,059
7,089	e*	Dollar Tree Stores, Inc	308,726
2,427	*	Ezcorp, Inc (Class A)	32,133
2,096	e*	GSI Commerce, Inc	47,600
2,889	e*	Hibbett Sports, Inc	79,101
2,385		Longs Drug Stores Corp	125,260
3,171		MSC Industrial Direct Co (Class A)	174,405
2,490	e*	Nutri/System, Inc	173,902
19,988	*	Office Depot, Inc	605,636
5,442	e	OfficeMax, Inc	213,871
2,357	*	Overstock.com, Inc	43,062
9,871		Petsmart, Inc	320,314
2,748	*	Priceline.com, Inc	188,898
963	e	Pricesmart, Inc	23,815
33,869	e*	Rite Aid Corp	216,084
5,869	*	Sears Holdings Corp	994,796
1,063	*	Shutterfly, Inc	22,908
1,216	e*	Stamps.com, Inc	16,756
51,986		Staples, Inc	1,233,628
1,129		Systemax, Inc	23,494
9,911		Tiffany & Co	525,878
1,657	e*	Valuevision International, Inc (Class A)	18,757
72,496		Walgreen Co	3,156,476
2,077	e	World Fuel Services Corp	87,359
3,965	e*	Zale Corp	94,407
1,933	e*	Zumiez, Inc	73,029
		TOTAL MISCELLANEOUS RETAIL	16,571,063

MOTION PICTURES - 1.13%
3,122	e*	Avid Technology, Inc	110,363
15,402	e*	Blockbuster, Inc (Class A)	66,383
633	e	Carmike Cinemas, Inc	13,901
46,686		CBS Corp (Class B)	1,555,578
2,032	e*	Cinemark Holdings Inc	36,352
20,487	e*	Discovery Holding Co (Class A)	470,996
4,801	*	DreamWorks Animation SKG, Inc (Class A)	138,461
1,062	e*	Gaiam, Inc (Class A)	19,360
3,874	e*	Macrovision Corp	116,452
3,000	e*	National CineMedia, Inc	84,030
166,237		News Corp (Class A)	3,525,887
5,222	e	Regal Entertainment Group (Class A)	114,518
11,027	e*	Time Warner Telecom, Inc (Class A)	221,643
273,790		Time Warner, Inc	5,760,542
44,290	*	Viacom, Inc (Class B)	1,843,793
		TOTAL MOTION PICTURES	14,078,259

TIAA-CREF INSTITUTIONAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
MUSEUMS, BOTANICAL, ZOOLOGICAL GARDENS - 0.00%**
2,131	e*	Premier Exhibitions, Inc	$33,585
		TOTAL MUSEUMS, BOTANICAL, ZOOLOGICAL GARDENS	33,585

NONDEPOSITORY INSTITUTIONS - 1.76%
1,451	e*	Accredited Home Lenders Holding Co	19,835
4,721	e	Advance America Cash Advance Centers, Inc	83,751
2,678		Advanta Corp (Class B)	83,393
11,313	e	American Capital Strategies Ltd	481,029
75,281		American Express Co	4,605,692
8,492	e*	AmeriCredit Corp	225,463
4,377	e	Ares Capital Corp	73,752
768	e	Asta Funding, Inc	29,514
10,699		Broadridge Financial Solutions, Inc	204,565
30,210		Capital One Financial Corp	2,369,672
6,598	e	CapitalSource, Inc	162,245
3,539	e	Centerline Holding Co	63,702
13,943		CIT Group, Inc	764,495
1,560	e*	CompuCredit Corp	54,631
43,146		Countrywide Financial Corp	1,568,357
639	e*	Credit Acceptance Corp	17,144
1,204		Delta Financial Corp	14,773
1,148	e*	Encore Capital Group, Inc	14,327
1,662	e*	Energy Infrastructure Acquisition Corp	16,221
70,731		Fannie Mae	4,620,856
556	e	Federal Agricultural Mortgage Corp (Class C)	19,026
1,638	e	Financial Federal Corp	48,845
1,940	*	First Cash Financial Services, Inc	45,474
4,281	e	First Marblehead Corp	165,418
48,088		Freddie Mac	2,918,942
3,730	e*	Freedom Acquisition Holding, Inc	41,067
1,694	e	Hercules Technology Growth Capital, Inc	22,886
2,303	e*	Information Services Group, Inc	17,618
5,000	e*	INVESTools, Inc	49,800
1,200		Kohlberg Capital Corp	22,260
2,739	*	Marathon Acquisition Corp	21,583
3,841	e	MCG Capital Corp	61,533
1,264		Nelnet, Inc (Class A)	30,892
965	*	NewStar Financial, Inc	13,732
1,077	e	NGP Capital Resources Co	18,007
1,850	e*	NTR Acquisition Co	17,520
2,663	e*	Ocwen Financial Corp	35,498
1,325	e	Patriot Capital Funding, Inc	19,676
3,898	e*	PHH Corp	121,657
29,909		SLM Corp	1,722,160
293		Student Loan Corp	59,743
1,553	e	Technology Investment Capital Corp	24,522
9,062		Textron, Inc	997,817
1,438	e*	World Acceptance Corp	61,446
		TOTAL NONDEPOSITORY INSTITUTIONS	22,030,539

TIAA-CREF INSTITUTIONAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
NONMETALLIC MINERALS, EXCEPT FUELS - 0.09%
1,401	e	AMCOL International Corp	$38,261
2,169	e	Compass Minerals International, Inc	75,178
3,638	e	Florida Rock Industries, Inc	245,565
6,970	e	Vulcan Materials Co	798,344
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	1,157,348

OIL AND GAS EXTRACTION - 3.00%
33,731		Anadarko Petroleum Corp	1,753,675
169	e	APCO Argentina, Inc	14,350
982	e*	Arena Resources, Inc	57,064
1,983	e	Atlas America, Inc	106,547
1,404	e*	ATP Oil & Gas Corp	68,291
2,134	e*	Atwood Oceanics, Inc	146,435
23,282		Baker Hughes, Inc	1,958,715
2,980	e*	Basic Energy Services, Inc	76,199
2,821	e	Berry Petroleum Co (Class A)	106,295
1,923	e*	Bill Barrett Corp	70,824
21,404		BJ Services Co	608,730
908	e*	Bois d'Arc Energy, Inc	15,463
2,504	e*	Brigham Exploration Co	14,698
1,640	e*	Bronco Drilling Co, Inc	26,912
2,440	e*	Cal Dive International, Inc	40,577
1,203	*	Callon Petroleum Co	17,047
8,003	*	Cameron International Corp	571,974
1,637	e*	Carrizo Oil & Gas, Inc	67,886
3,680	e*	Cheniere Energy, Inc	142,747
31,912	e	Chesapeake Energy Corp	1,104,155
6,300	e	Cimarex Energy Co	248,283
312	*	Clayton Williams Energy, Inc	8,259
1,874	e*	CNX Gas Corp	57,344
2,861	*	Complete Production Services, Inc	73,957
3,003	e*	Comstock Resources, Inc	90,000
964	*	Contango Oil & Gas Co	34,984
1,989	*	Continental Resources, Inc	31,824
1,216	*	Dawson Geophysical Co	74,735
5,147	e*	Delta Petroleum Corp	103,352
9,100	e*	Denbury Resources, Inc	341,250
4,783	e	Diamond Offshore Drilling, Inc	485,761
3,861	e*	Edge Petroleum Corp	54,093
3,566	*	Encore Acquisition Co	99,135
2,414	*	Energy Partners Ltd	40,290
10,829	e	ENSCO International, Inc	660,677
8,562		Equitable Resources, Inc	424,333
4,313	e*	EXCO Resources, Inc	75,219
5,241	e*	Forest Oil Corp	221,485
2,564	e*	FX Energy, Inc	23,461
5,057	e*	GeoGlobal Resources, Inc	25,740
504	*	Geokinetics, Inc	15,639
6,541	*	Global Industries Ltd	175,430
16,579	e	GlobalSantaFe Corp	1,197,833
1,138	e*	GMX Resources, Inc	39,375
1,299	e*	Goodrich Petroleum Corp	44,984
13,526	e*	Grey Wolf, Inc	111,454
1,426	e*	Gulfport Energy Corp	28,491

TIAA-CREF INSTITUTIONAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
66,443		Halliburton Co	$2,292,284
6,752	e*	Hanover Compressor Co	161,035
3,621	e*	Harvest Natural Resources, Inc	43,126
6,635	e*	Helix Energy Solutions Group, Inc	264,803
7,514	e	Helmerich & Payne, Inc	266,146
2,144	e*	Hercules Offshore, Inc	69,423
2,382	*	Horizon Offshore, Inc	45,734
710		Kayne Anderson Energy Development Co	17,878
5,601	e*	Mariner Energy, Inc	135,824
3,931	e*	McMoRan Exploration Co	55,034
9,213	*	Meridian Resource Corp	27,823
19,508	*	Nabors Industries Ltd	651,177
12,979	*	National Oilwell Varco, Inc	1,352,931
4,959	e*	Newpark Resources, Inc	38,432
9,470		Noble Corp	923,514
3,977	*	Oceaneering International, Inc	209,349
7,672	*	Oilsands Quest, Inc	18,950
2,451	e*	Parallel Petroleum Corp	53,677
8,740	*	Parker Drilling Co	92,120
11,849	e	Patterson-UTI Energy, Inc	310,562
2,734		Penn Virginia Corp	109,907
416	m,v*	PetroCorp	0
12,310	e*	PetroHawk Energy Corp	195,237
1,132	*	Petroleum Development Corp	53,747
3,247	e*	Petroquest Energy, Inc	47,211
4,643	*	Pioneer Drilling Co	69,227
9,107	e	Pioneer Natural Resources Co	443,602
5,383	*	Plains Exploration & Production Co	257,361
4,170	e	Pogo Producing Co	211,794
11,659	*	Pride International, Inc	436,746
3,651	e*	Quicksilver Resources, Inc	162,762
10,034		Range Resources Corp	375,372
7,742		Rowan Cos, Inc	317,267
2,562	e	RPC, Inc	43,656
85,334		Schlumberger Ltd	7,248,270
1,757	*	SEACOR Holdings, Inc	164,034
14,564	e	Smith International, Inc	854,033
12,078	*	Southwestern Energy Co	537,471
4,851	e	St. Mary Land & Exploration Co	177,644
1,776	*	Stone Energy Corp	60,879
2,598	e*	Sulphco, Inc	9,379
5,918	*	Superior Energy Services	236,247
731	*	Superior Offshore International, Inc	13,304
728	e*	Superior Well Services, Inc	18,498
1,884	*	Swift Energy Co	80,560
4,861	e*	Tetra Technologies, Inc	137,080
4,184	e	Tidewater, Inc	296,562
4,204	*	Todco	198,471
1,946	*	Toreador Resources Corp	29,190
20,735	*	Transocean, Inc	2,197,495
789	e*	Trico Marine Services, Inc	32,254
3,774	e*	TXCO Resources, Inc	38,797
1,041	e*	Union Drilling, Inc	17,093
3,366	*	Unit Corp	211,755

TIAA-CREF INSTITUTIONAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
3,845	e*	Vaalco Energy, Inc	$18,571
908	e*	Venoco, Inc	16,952
1,968		W&T Offshore, Inc	55,084
5,521	e*	Warren Resources, Inc	64,485
24,307	*	Weatherford International Ltd	1,342,719
2,390	*	W-H Energy Services, Inc	147,965
2,504	*	Whiting Petroleum Corp	101,462
1,895	*	Willbros Group, Inc	56,244
26,786		XTO Energy, Inc	1,609,839
		TOTAL OIL AND GAS EXTRACTION	37,482,020

PAPER AND ALLIED PRODUCTS - 0.52%
7,609		Bemis Co	252,467
3,630	e	Bowater, Inc	90,569
2,336	*	Buckeye Technologies, Inc	36,138
3,976	e*	Cenveo, Inc	92,203
1,323	e*	Chesapeake Corp	16,630
32,019	*	Domtar Corporation	357,332
3,112	e	Glatfelter	42,292
5,429	e*	Graphic Packaging Corp	26,276
2,411		Greif, Inc (Class A)	143,720
31,660		International Paper Co	1,236,362
33,163		Kimberly-Clark Corp	2,218,273
13,458		MeadWestvaco Corp	475,337
1,721	*	Mercer International, Inc	17,554
1,091	e	Neenah Paper, Inc	45,015
6,178		Packaging Corp of America	156,365
3,785	*	Playtex Products, Inc	56,056
2,148		Rock-Tenn Co (Class A)	68,135
1,100		Schweitzer-Mauduit International, Inc	34,100
18,559	*	Smurfit-Stone Container Corp	247,020
7,272		Sonoco Products Co	311,314
7,697		Temple-Inland, Inc	473,596
3,238	e	Wausau Paper Corp	43,389
		TOTAL PAPER AND ALLIED PRODUCTS	6,440,143

PERSONAL SERVICES - 0.15%
9,846		Cintas Corp	388,228
2,141		Coinmach Service Corp (Class A)	28,325
1,726	e*	Coinstar, Inc	54,334
376		CPI Corp	26,132
2,089	e	G & K Services, Inc (Class A)	82,536
23,462	e	H&R Block, Inc	548,307
2,460	e	Jackson Hewitt Tax Service, Inc	69,151
3,440		Regis Corp	131,580
5,487	e*	Sally Beauty Holdings, Inc	49,383
21,386		Service Corp International	273,313
1,231	*	Steiner Leisure Ltd	60,467
1,120		Unifirst Corp	49,336
2,582	e	Weight Watchers International, Inc	131,269
		TOTAL PERSONAL SERVICES	1,892,361

PETROLEUM AND COAL PRODUCTS - 6.24%
1,047	e	Alon USA Energy, Inc	46,078

TIAA-CREF INSTITUTIONAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
24,066		Apache Corp	$1,963,545
4,084		Ashland, Inc	261,172
7,178		Cabot Oil & Gas Corp	264,725
156,239		Chevron Corp	13,161,573
118,805		ConocoPhillips	9,326,193
440	e	Delek US Holdings, Inc	11,726
32,350		Devon Energy Corp	2,532,682
17,779		EOG Resources, Inc	1,298,934
409,504		Exxon Mobil Corp	34,349,196
8,001	e	Frontier Oil Corp	350,204
3,218	e*	Headwaters, Inc	55,575
20,111		Hess Corp	1,185,745
3,201		Holly Corp	237,482
49,856		Marathon Oil Corp	2,989,366
13,675		Murphy Oil Corp	812,842
9,557	e*	Newfield Exploration Co	435,321
12,425		Noble Energy, Inc	775,196
60,621		Occidental Petroleum Corp	3,508,743
8,830		Sunoco, Inc	703,574
9,933		Tesoro Corp	567,671
39,910		Valero Energy Corp	2,947,753
1,308		WD-40 Co	42,994
1,978	e	Western Refining, Inc	114,328
		TOTAL PETROLEUM AND COAL PRODUCTS	77,942,618

PIPELINES, EXCEPT NATURAL GAS - 0.10%
45,909		Spectra Energy Corp	1,191,798
		TOTAL PIPELINES, EXCEPT NATURAL GAS	1,191,798

PRIMARY METAL INDUSTRIES - 1.06%
8,368	e*	AK Steel Holding Corp	312,712
63,195		Alcoa, Inc	2,561,293
7,426		Allegheny Technologies, Inc	778,839
3,056	e	Belden CDT, Inc	169,150
1,752	e*	Brush Engineered Materials, Inc	73,566
1,904	e	Carpenter Technology Corp	248,110
1,779	e*	Century Aluminum Co	97,187
3,409		Chaparral Steel Co	245,005
625	*	Claymont Steel, Inc	13,369
627	e*	Coleman Cable, Inc	16,214
4,510	*	CommScope, Inc	263,159
114,398	*	Corning, Inc	2,922,869
1,929	e	Encore Wire Corp	56,790
3,795	e*	General Cable Corp	287,471
1,509	e	Gibraltar Industries, Inc	33,424
854	*	Haynes International, Inc	72,103
4,335	e	Hubbell, Inc (Class B)	235,044
689	e*	LB Foster Co (Class A)	19,761
2,004	e	Matthews International Corp (Class A)	87,394
2,587		Mueller Industries, Inc	89,096
639	e*	Northwest Pipe Co	22,729
21,931		Nucor Corp	1,286,253
553		Olympic Steel, Inc	15,849
10,002		Precision Castparts Corp	1,213,843

TIAA-CREF INSTITUTIONAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
2,691	e	Quanex Corp	$131,052
1,766	*	RTI International Metals, Inc	133,103
1,339		Schnitzer Steel Industries, Inc (Class A)	64,192
6,898	e	Steel Dynamics, Inc	289,095
1,275	e*	Superior Essex, Inc	47,621
2,048	e	Texas Industries, Inc	160,584
4,971	e*	Titanium Metals Corp	158,575
1,985	e	Tredegar Corp	42,281
8,596		United States Steel Corp	934,815
475	e*	Universal Stainless & Alloy	16,734
601	e*	Wheeling-Pittsburgh Corp	11,437
4,916	e	Worthington Industries, Inc	106,431
		TOTAL PRIMARY METAL INDUSTRIES	13,217,150

PRINTING AND PUBLISHING - 0.61%
3,945	e*	ACCO Brands Corp	90,932
3,989	e	American Greetings Corp (Class A)	113,008
6,671		Belo (A.H.) Corp (Class A)	137,356
2,149		Bowne & Co, Inc	41,927
763	*	Consolidated Graphics, Inc	52,861
738	e	Courier Corp	29,520
509	e	CSS Industries, Inc	20,161
4,341	e	Dow Jones & Co, Inc	249,390
4,322	e	Dun & Bradstreet Corp	445,080
1,468		Ennis, Inc	34,527
6,602	e	EW Scripps Co (Class A)	301,645
17,057		Gannett Co, Inc	937,282
1,340	e	GateHouse Media, Inc	24,857
4,449		Harte-Hanks, Inc	114,250
10,732	e	Idearc, Inc	379,162
3,443		John Wiley & Sons, Inc (Class A)	166,262
2,531		Journal Communications, Inc (Class A)	32,928
3,120		Lee Enterprises, Inc	65,083
1,457	e	Martha Stewart Living Omnimedia, Inc (Class A)	25,060
3,476	e	McClatchy Co (Class A)	87,978
24,945		McGraw-Hill Cos, Inc	1,698,256
1,397		Media General, Inc (Class A)	46,478
3,505		Meredith Corp	215,908
408		Multi-Color Corp	16,038
9,887	e	New York Times Co (Class A)	251,130
1,525	e*	Playboy Enterprises, Inc (Class B)	17,278
19,361	e*	Primedia, Inc	55,179
4,974	*	R.H. Donnelley Corp	376,930
16,002		R.R. Donnelley & Sons Co	696,247
864	e	Schawk, Inc	17,297
2,978	e*	Scholastic Corp	107,029
1,098	e	Standard Register Co	12,517
5,095	e*	Sun-Times Media Group, Inc (Class A)	26,749
6,063	e	Tribune Co	178,252
3,433	e*	Valassis Communications, Inc	59,013
3,125	*	VistaPrint Ltd	119,531
427		Washington Post Co (Class B)	331,390
		TOTAL PRINTING AND PUBLISHING	7,574,491

TIAA-CREF INSTITUTIONAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
RAILROAD TRANSPORTATION - 0.63%
25,890		Burlington Northern Santa Fe Corp	$2,204,275
31,785		CSX Corp	1,432,868
2,815	e	Florida East Coast Industries	233,589
2,561	*	Genesee & Wyoming, Inc (Class A)	76,420
5,583	e*	Kansas City Southern Industries, Inc	209,586
28,584		Norfolk Southern Corp	1,502,661
19,590		Union Pacific Corp	2,255,789
		TOTAL RAILROAD TRANSPORTATION	7,915,188

REAL ESTATE - 0.13%
14,234	*	CB Richard Ellis Group, Inc (Class A)	519,541
406	e	Consolidated-Tomoka Land Co	28,132
4,884	e	Forest City Enterprises, Inc (Class A)	300,268
1,167	*	Grubb & Ellis Co	13,537
2,783		Jones Lang LaSalle, Inc	315,871
1,976	e*	LoopNet, Inc	46,100
4,180	*	Meruelo Maddux Properties, Inc	34,109
5,414	e	St. Joe Co	250,885
6,488	e	Stewart Enterprises, Inc (Class A)	50,542
1,745		Thomas Properties Group, Inc	27,885
		TOTAL REAL ESTATE	1,586,870

RUBBER AND MISCELLANEOUS PLASTIC PRODUCT - 0.30%
485	e*	AEP Industries, Inc	21,830
4,612	e	Cooper Tire & Rubber Co	127,383
928	e*	Deckers Outdoor Corp	93,635
15,237	*	Goodyear Tire & Rubber Co	529,638
1,047	e*	Metabolix, Inc	26,206
20,289		Newell Rubbermaid, Inc	597,105
25,896		Nike, Inc (Class B)	1,509,478
2,302		Schulman (A.), Inc	56,008
11,796		Sealed Air Corp	365,912
1,498	*	Skechers U.S.A., Inc (Class A)	43,742
2,697		Spartech Corp	71,605
2,058		Titan International, Inc	65,053
679	e*	Trex Co, Inc	13,329
4,822		Tupperware Corp	138,584
2,169	e	West Pharmaceutical Services, Inc	102,268
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCT	3,761,776

SECURITY AND COMMODITY BROKERS - 3.20%
5,578		A.G. Edwards, Inc	471,620
17,103		Ameriprise Financial, Inc	1,087,238
8,652		Bear Stearns Cos, Inc	1,211,280
4,641	e	BlackRock, Inc	726,734
1,550		Calamos Asset Management, Inc (Class A)	39,603
3,891	e	Cbot Holdings, Inc (Class A)	803,881
74,374		Charles Schwab Corp	1,526,175
2,545		Chicago Mercantile Exchange Holdings, Inc	1,359,946
1,263	e	Cohen & Steers, Inc	54,877
1,181	*	Cowen Group, Inc	21,152
31,056	*	E*Trade Financial Corp	686,027
8,382	e	Eaton Vance Corp	370,317

TIAA-CREF INSTITUTIONAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
628		Evercore Partners, Inc (Class A)	$18,696
418	e*	FCStone Group, Inc	23,956
6,729		Federated Investors, Inc (Class B)	257,923
12,156		Franklin Resources, Inc	1,610,305
465	e	GAMCO Investors, Inc (Class A)	26,063
1,167	e*	GFI Group, Inc	84,584
29,555		Goldman Sachs Group, Inc	6,406,046
1,185	e	Greenhill & Co, Inc	81,421
2,928	e*	Interactive Brokers Group, Inc (Class A)	79,437
5,190	e*	IntercontinentalExchange, Inc	767,342
2,825	e	International Securities Exchange, Inc	184,614
3,218	e*	Investment Technology Group, Inc	139,436
13,643		Janus Capital Group, Inc	379,821
8,994		Jefferies Group, Inc	242,658
2,123	e*	KBW, Inc	62,374
7,726	*	Knight Capital Group, Inc (Class A)	128,252
3,959	e*	LaBranche & Co, Inc	29,217
7,157	e*	Ladenburg Thalmann Financial Services, Inc	16,461
3,751	e	Lazard Ltd (Class A)	168,908
9,522		Legg Mason, Inc	936,774
38,717		Lehman Brothers Holdings, Inc	2,885,191
2,236	e*	MarketAxess Holdings, Inc	40,226
63,114		Merrill Lynch & Co, Inc	5,275,068
76,613		Morgan Stanley	6,426,298
955	e*	Morningstar, Inc	44,909
8,182	*	Nasdaq Stock Market, Inc	243,087
6,005	e	Nuveen Investments, Inc (Class A)	373,211
6,697	e	Nymex Holdings, Inc	841,344
19,315	e	NYSE Euronext	1,421,970
3,186	e	optionsXpress Holdings, Inc	81,753
940	*	Penson Worldwide, Inc	23,058
1,448	*	Piper Jaffray Cos	80,697
6,853	e	Raymond James Financial, Inc	211,758
730	e	Sanders Morris Harris Group, Inc	8,497
9,408		SEI Investments Co	273,208
1,084	e*	Stifel Financial Corp	63,837
1,369		SWS Group, Inc	29,598
19,634		T Rowe Price Group, Inc	1,018,808
18,272	e*	TD Ameritrade Holding Corp	365,440
1,572	e*	Thomas Weisel Partners Group, Inc	26,174
834	e	US Global Investors, Inc (Class A)	18,907
39		Value Line, Inc	1,712
5,851		Waddell & Reed Financial, Inc (Class A)	152,185
1,558	e	WP Stewart & Co Ltd	16,967
		TOTAL SECURITY AND COMMODITY BROKERS	39,927,041

SOCIAL SERVICES - 0.01%
2,064	*	Bright Horizons Family Solutions, Inc	80,310
1,459	*	Capital Senior Living Corp	13,744
889	e*	Providence Service Corp	23,754
1,945	*	Res-Care, Inc	41,117
		TOTAL SOCIAL SERVICES	158,925

TIAA-CREF INSTITUTIONAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
SPECIAL TRADE CONTRACTORS - 0.07%
336	e	Alico, Inc	$20,493
2,239	*	AsiaInfo Holdings, Inc	21,718
1,767		Chemed Corp	117,134
3,012		Comfort Systems USA, Inc	42,710
2,968	e*	Dycom Industries, Inc	88,981
2,202	*	EMCOR Group, Inc	160,526
1,805	e*	Insituform Technologies, Inc (Class A)	39,367
1,031	e*	Integrated Electrical Services, Inc	33,992
820	e*	Layne Christensen Co	33,579
8,347	e*	Quanta Services, Inc	256,002
		TOTAL SPECIAL TRADE CONTRACTORS	814,502

STONE, CLAY, AND GLASS PRODUCTS - 0.49%
52,354		3M Co	4,543,804
1,797		Apogee Enterprises, Inc	49,993
1,574	e*	Cabot Microelectronics Corp	55,896
1,376	e	CARBO Ceramics, Inc	60,283
3,422	e	Eagle Materials, Inc	167,849
10,561		Gentex Corp	207,946
1,024	e	Libbey, Inc	22,088
7,375	e*	Owens Corning, Inc	248,021
11,237	*	Owens-Illinois, Inc	393,295
5,438	e*	US Concrete, Inc	47,256
5,829	e*	USG Corp	285,854
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	6,082,285

TEXTILE MILL PRODUCTS - 0.01%
838	e*	Heelys, Inc	21,671
988		Oxford Industries, Inc	43,808
1,030		Xerium Technologies, Inc	7,849
		TOTAL TEXTILE MILL PRODUCTS	73,328

TOBACCO PRODUCTS - 1.03%
152,896		Altria Group, Inc	10,724,125
7,351		Loews Corp (Carolina Group)	568,012
12,452	e	Reynolds American, Inc	811,870
1,903	e	Universal Corp	115,931
11,643	e	UST, Inc	625,346
2,541	e	Vector Group Ltd	57,249
		TOTAL TOBACCO PRODUCTS	12,902,533

TRANSPORTATION BY AIR - 0.51%
6,873	e*	ABX Air, Inc	55,396
708	e*	Air Methods Corp	25,962
7,375	e*	Airtran Holdings, Inc	80,535
2,676	*	Alaska Air Group, Inc	74,553
17,498	e*	AMR Corp	461,072
1,128	e*	Atlas Air Worldwide Holdings, Inc	66,484
1,954	e*	Bristow Group, Inc	96,821
7,366	e*	Continental Airlines, Inc (Class B)	249,486
1,258	e	Copa Holdings S.A. (Class A)	84,588
17,027	*	Delta Air Lines, Inc	335,432
2,416	*	EGL, Inc	112,296
4,473	e*	ExpressJet Holdings, Inc	26,749

TIAA-CREF INSTITUTIONAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
22,372	e	FedEx Corp	$2,482,731
12,624	e*	JetBlue Airways Corp	148,332
1,758	*	Midwest Air Group, Inc	26,405
19,147	*	Northwest Airlines Corp	425,063
922	e*	PHI, Inc	27,466
1,460	*	Pinnacle Airlines Corp	27,375
2,859	*	Republic Airways Holdings, Inc	58,181
4,709		Skywest, Inc	112,215
56,721	e	Southwest Airlines Co	845,710
8,258	e*	UAL Corp	335,192
5,653	*	US Airways Group, Inc	171,116
		TOTAL TRANSPORTATION BY AIR	6,329,160

TRANSPORTATION EQUIPMENT - 2.48%
1,320	e	A.O. Smith Corp	52,655
2,626	e*	AAR Corp	86,684
1,900	e*	Accuride Corp	29,279
1,854	*	Aftermarket Technology Corp	55,027
3,270	e	American Axle & Manufacturing Holdings, Inc	96,857
668		American Railcar Industries, Inc	26,052
1,552	*	Amerigon, Inc	27,920
1,151	e	Arctic Cat, Inc	22,790
5,173	e	ArvinMeritor, Inc	114,841
6,003		Autoliv, Inc	341,391
6,635	*	BE Aerospace, Inc	274,026
57,241		Boeing Co	5,504,295
6,439		Brunswick Corp	210,105
4,188	e	Clarcor, Inc	156,757
1,776	*	Comtech Group, Inc	29,322
3,326	e	Federal Signal Corp	52,750
4,793	e*	Fleetwood Enterprises, Inc	43,377
4,848	e*	Force Protection, Inc	100,063
131,653	e*	Ford Motor Co	1,240,180
872		Freightcar America, Inc	41,716
4,586	e*	GenCorp, Inc	59,939
29,432		General Dynamics Corp	2,302,171
35,009	e	General Motors Corp	1,323,340
691	e*	GenTek, Inc	24,337
12,373		Genuine Parts Co	613,701
9,188		Goodrich Corp	547,237
908	e	Greenbrier Cos, Inc	27,440
1,661	e	Group 1 Automotive, Inc	67,005
18,720		Harley-Davidson, Inc	1,115,899
6,362		Harsco Corp	330,824
7,008	e*	Hayes Lemmerz International, Inc	37,493
1,858	e	Heico Corp	78,185
13,209		ITT Industries, Inc	901,911
1,815		Kaman Corp	56,610
25,595		Lockheed Martin Corp	2,409,257
624	*	Miller Industries, Inc	15,662
1,899	e	Monaco Coach Corp	27,251
790	e	Noble International Ltd	16,148
25,086		Northrop Grumman Corp	1,953,447
3,863	*	Orbital Sciences Corp	81,162

TIAA-CREF INSTITUTIONAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
5,487	e	Oshkosh Truck Corp	$345,242
18,058		Paccar, Inc	1,571,768
9,466	*	Pactiv Corp	301,871
2,600	e	Polaris Industries, Inc	140,816
32,265		Raytheon Co	1,738,761
550	*	Sequa Corp (Class A)	61,600
2,358		Spartan Motors, Inc	40,133
4,583	e*	Spirit Aerosystems Holdings, Inc (Class A)	165,217
1,177		Standard Motor Products, Inc	17,690
1,529	e	Superior Industries International, Inc	33,271
3,354	*	Tenneco, Inc	117,524
2,377	e	Thor Industries, Inc	107,298
796	*	TransDigm Group, Inc	32,206
6,079	e	Trinity Industries, Inc	264,680
1,153	e	Triumph Group, Inc	75,487
3,080	*	TRW Automotive Holdings Corp	113,436
72,281		United Technologies Corp	5,126,891
10,912	e*	Visteon Corp	88,387
2,132	e	Wabash National Corp	31,191
3,205		Westinghouse Air Brake Technologies Corp	117,079
2,357	e	Winnebago Industries, Inc	69,579
		TOTAL TRANSPORTATION EQUIPMENT	31,055,233

TRANSPORTATION SERVICES - 0.17%
1,389	e	Ambassadors Group, Inc	49,351
287	e	Ambassadors International, Inc	9,546
12,300	e	CH Robinson Worldwide, Inc	645,996
848	e*	Dynamex, Inc	21,649
15,750	e	Expeditors International Washington, Inc	650,475
3,505		GATX Corp	172,621
3,009	*	HUB Group, Inc (Class A)	105,796
5,261	*	Lear Corp	187,344
2,524		Pacer International, Inc	59,364
2,093		Ship Finance International Ltd	62,120
7,211		UTI Worldwide, Inc	193,183
		TOTAL TRANSPORTATION SERVICES	2,157,445

TRUCKING AND WAREHOUSING - 0.38%
1,783	e	Arkansas Best Corp	69,484
1,550	e*	Celadon Group, Inc	24,645
3,233		Con-way, Inc	162,426
2,398	e	Forward Air Corp	81,748
4,102		Heartland Express, Inc	66,863
7,060	e	J.B. Hunt Transport Services, Inc	206,999
3,908		Landstar System, Inc	188,561
868	*	Marten Transport Ltd	15,633
2,240	e*	Old Dominion Freight Line	67,536
1,124	*	Saia, Inc	30,640
48,564		United Parcel Service, Inc (Class B)	3,545,172
394	e*	Universal Truckload Services, Inc	7,829
3,306	e	Werner Enterprises, Inc	66,616
4,215	e*	YRC Worldwide, Inc	155,112
		TOTAL TRUCKING AND WAREHOUSING	4,689,264

TIAA-CREF INSTITUTIONAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
WATER TRANSPORTATION - 0.29%
3,237	e	Alexander & Baldwin, Inc	$171,917
4,816	e*	American Commercial Lines, Inc	125,457
985	e	Arlington Tankers Ltd	28,250
31,000		Carnival Corp	1,511,870
1,583	e	Double Hull Tankers, Inc	24,679
3,050	e	Eagle Bulk Shipping, Inc	68,351
3,203		Frontline Ltd	146,858
1,288	e	Genco Shipping & Trading Ltd	53,143
2,091	e	General Maritime Corp	55,997
2,545		Golar LNG Ltd	42,400
1,828	e*	Gulfmark Offshore, Inc	93,630
2,450		Horizon Lines, Inc (Class A)	80,262
2,095	e*	Hornbeck Offshore Services, Inc	81,202
3,881	*	Kirby Corp	148,992
1,231		Knightsbridge Tankers Ltd	37,558
1,957	e	Nordic American Tanker Shipping	79,924
2,912	*	Odyssey Marine Exploration, Inc	17,501
2,409		Overseas Shipholding Group, Inc	196,093
9,683		Royal Caribbean Cruises Ltd	416,175
2,755		Teekay Corp	159,542
1,106	*	Ultrapetrol Bahamas Ltd	26,212
		TOTAL WATER TRANSPORTATION	3,566,013

WHOLESALE TRADE-DURABLE GOODS - 0.40%
2,311		Agilysys, Inc	51,998
3,078		Applied Industrial Technologies, Inc	90,801
8,781	e*	Arrow Electronics, Inc	337,454
3,350	e	Barnes Group, Inc	106,128
2,934	e*	Beacon Roofing Supply, Inc	49,849
1,201	e	BlueLinx Holdings, Inc	12,598
4,282		BorgWarner, Inc	368,423
2,052	e	Building Material Holding Corp	29,118
990	e	Castle (A.M.) & Co	35,551
1,509	e*	Conceptus, Inc	29,229
8,449	e*	Cytyc Corp	364,236
1,588	*	Digi International, Inc	23,407
1,510	e*	Drew Industries, Inc	50,041
5,529	e*	Genesis Microchip, Inc	51,751
681	*	Hansen Medical, Inc	12,864
1,040	e*	Houston Wire & Cable Co	29,546
7,856		IKON Office Solutions, Inc	122,632
11,124	*	Ingram Micro, Inc (Class A)	241,502
3,194	*	Insight Enterprises, Inc	72,089
1,838	e*	Interline Brands, Inc	47,935
1,095	*	Keystone Automotive Industries, Inc	45,300
4,015	e	Knight Transportation, Inc	77,811
299		Lawson Products, Inc	11,571
3,027	e*	LKQ Corp	74,646
3,102		Martin Marietta Materials, Inc	502,586
440	e*	MWI Veterinary Supply, Inc	17,552
3,496	e	Owens & Minor, Inc	122,150
10,418	*	Patterson Cos, Inc	388,279
3,421	e	PEP Boys-Manny Moe & Jack	68,967

TIAA-CREF INSTITUTIONAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
3,769	e	Pool Corp	$147,104
4,453	e*	PSS World Medical, Inc	81,134
5,006		Reliance Steel & Aluminum Co	281,638
1,529	*	RSC Holdings, Inc	30,580
1,944	e	Ryerson Tull, Inc	73,192
1,942	e*	Solera Holdings, Inc	37,636
4,235	*	Tech Data Corp	162,878
827	e*	TomoTherapy, Inc	18,128
3,578	e*	Tyler Technologies, Inc	44,403
5,156		W.W. Grainger, Inc	479,766
3,319	*	WESCO International, Inc	200,634
745	e*	West Marine, Inc	10,251
		TOTAL WHOLESALE TRADE-DURABLE GOODS	5,003,358

WHOLESALE TRADE-NONDURABLE GOODS - 0.57%
5,715	e	Airgas, Inc	273,749
2,989	*	Akorn, Inc	20,893
8,136	*	Alliance One International, Inc	81,767
4,019	e*	Allscripts Healthcare Solutions, Inc	102,404
856	e	Andersons, Inc	38,802
2,715	e*	Bare Escentuals, Inc	92,717
1,986	e*	Beijing Med-Pharm Corp	21,191
5,627	e	Brown-Forman Corp (Class B)	411,221
27,965		Cardinal Health, Inc	1,975,518
2,409	e*	Central European Distribution Corp	83,400
667	e*	Core-Mark Holding Co, Inc	23,999
9,449		Dean Foods Co	301,140
9,857	*	Endo Pharmaceuticals Holdings, Inc	337,405
2,084	e*	Fresh Del Monte Produce, Inc	52,204
364	e*	Green Mountain Coffee Roasters, Inc	28,661
2,712	*	Hain Celestial Group, Inc	73,604
6,568	*	Henry Schein, Inc	350,928
3,668	e	Herbalife Ltd	145,436
669	e	Kenneth Cole Productions, Inc (Class A)	16,524
1,677	e	K-Swiss, Inc (Class A)	47,509
1,070	e*	LSB Industries, Inc	22,877
136	e*	Maui Land & Pineapple Co, Inc	4,995
3,844		Men's Wearhouse, Inc	196,313
1,840		Myers Industries, Inc	40,682
816	e	Nash Finch Co	40,392
3,720		Nu Skin Enterprises, Inc (Class A)	61,380
928	e*	Nuco2, Inc	23,822
887	e*	Perry Ellis International, Inc	28,535
1,699	e*	School Specialty, Inc	60,213
1,840	e*	Source Interlink Cos, Inc	9,163
1,321	e	Spartan Stores, Inc	43,474
2,778		Stride Rite Corp	56,282
45,000		Sysco Corp	1,484,516
6,884	e*	Terra Industries, Inc	174,991
2,710	e*	Tractor Supply Co	141,056
2,765	e*	United Natural Foods, Inc	73,494
2,146	*	United Stationers, Inc	143,009
356	e	Valhi, Inc	5,803
1,324	e*	Volcom, Inc	66,372
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	7,156,441

TIAA-CREF INSTITUTIONAL FUNDS - Equity Index Fund

			VALUE
		TOTAL COMMON STOCKS	$1,242,563,061
		(Cost $879,793,845)

PRINICPAL		ISSUER

SHORT-TERM INVESTMENTS - 11.54%

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.44%
$ 5,550,000	d	Federal Home Loan Bank 4.800%, 07/02/07	5,550,000
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	5,550,000

SHARES		COMPANY

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 11.10%
138,706,963		State Street Navigator Securities Lending Prime Portfolio	138,706,963
		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED	138,706,963

		TOTAL SHORT-TERM INVESTMENTS	144,256,963
		(Cost $144,256,223)

		TOTAL PORTFOLIO - 110.96%	1,386,820,024
		(Cost $1,024,050,068)

		OTHER ASSETS & LIABILITIES, NET - (10.96)%	(137,029,644)

		NET ASSETS - 100.00%	$1,249,790,380

	*	Non-income producing.
	**	Percentage represents less than 0.01%.
	d	All or a portion of these securities have been segregated by the custodian to cover margin or other
		requirements on open futures contracts in the amount of $5,945,892.
	e	All or a portion of these securities are out on loan.
	m	Indicates a security has been deemed illiquid.
	v	Security valued at fair value.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
S&P 500 INDEX FUND
STATEMENT OF INVESTMENTS (unaudited)
June 30, 2007

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.26%

AMUSEMENT AND RECREATION SERVICES - 0.61%
15,225		Harrah's Entertainment, Inc	$1,298,084
164,870		Walt Disney Co	5,628,662
		TOTAL AMUSEMENT AND RECREATION SERVICES	6,926,746

APPAREL AND ACCESSORY STORES - 0.45%
7,700		Abercrombie & Fitch Co (Class A)	561,946
44,037		Gap, Inc	841,107
26,715	*	Kohl's Corp	1,897,566
28,570		Limited Brands, Inc	784,247
18,513		Nordstrom, Inc	946,385
		TOTAL APPAREL AND ACCESSORY STORES	5,031,251

APPAREL AND OTHER TEXTILE PRODUCTS - 0.16%
8,603		Jones Apparel Group, Inc	243,035
9,026		Liz Claiborne, Inc	336,670
5,380		Polo Ralph Lauren Corp	527,832
7,373		VF Corp	675,219
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	1,782,756

AUTO REPAIR, SERVICES AND PARKING - 0.02%
5,110	e	Ryder System, Inc	274,918
		TOTAL AUTO REPAIR, SERVICES AND PARKING	274,918

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.07%
12,820	*	Autonation, Inc	287,681
3,968	*	Autozone, Inc	542,108
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	829,789

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.92%
164,249		Home Depot, Inc	6,463,198
126,018		Lowe's Cos, Inc	3,867,492
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	10,330,690

BUSINESS SERVICES - 6.25%
48,063	*	Adobe Systems, Inc	1,929,729
8,392	*	Affiliated Computer Services, Inc (Class A)	475,994
19,234	*	Autodesk, Inc	905,537
46,099		Automatic Data Processing, Inc	2,234,419
16,694	*	BMC Software, Inc	505,828
33,568		CA, Inc	867,061
15,521	*	Citrix Systems, Inc	522,592
11,600	*	Cognizant Technology Solutions Corp (Class A)	871,044
14,406	*	Computer Sciences Corp	852,115
26,698	e*	Compuware Corp	316,638
11,106	*	Convergys Corp	269,209

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
93,883	*	eBay, Inc	$3,021,155
25,209	*	Electronic Arts, Inc	1,192,890
42,750		Electronic Data Systems Corp	1,185,458
12,005		Equifax, Inc	533,262
13,600		Fidelity National Information Services, Inc	738,208
62,423	e	First Data Corp	2,039,359
13,995	*	Fiserv, Inc	794,916
18,066	*	Google, Inc (Class A)	9,455,383
15,817		IMS Health, Inc	508,200
39,401	e*	Interpublic Group of Cos, Inc	449,171
27,764	*	Intuit, Inc	835,141
46,623	*	Juniper Networks, Inc	1,173,501
698,658		Microsoft Corp	20,589,451
10,892	*	Monster Worldwide, Inc	447,661
14,284	*	NCR Corp	750,481
28,550	*	Novell, Inc	222,405
27,264		Omnicom Group, Inc	1,442,811
330,102	*	Oracle Corp	6,506,310
13,785		Robert Half International, Inc	503,153
299,692	*	Sun Microsystems, Inc	1,576,380
74,315	*	Symantec Corp	1,501,163
27,943	*	Unisys Corp	255,399
20,792	*	VeriSign, Inc	659,730
43,061		Waste Management, Inc	1,681,532
101,140	*	Yahoo!, Inc	2,743,928
		TOTAL BUSINESS SERVICES	70,557,214

CHEMICALS AND ALLIED PRODUCTS - 9.27%
127,534		Abbott Laboratories	6,829,446
17,653		Air Products & Chemicals, Inc	1,418,772
96,537	*	Amgen, Inc	5,337,531
7,874		Avery Dennison Corp	523,464
36,036		Avon Products, Inc	1,324,323
8,837	e*	Barr Pharmaceuticals, Inc	443,883
24,179	*	Biogen Idec, Inc	1,293,577
163,069		Bristol-Myers Squibb Co	5,146,458
12,664		Clorox Co	786,434
42,305		Colgate-Palmolive Co	2,743,479
79,423		Dow Chemical Co	3,512,085
76,473		Du Pont (E.I.) de Nemours & Co	3,887,887
7,116		Eastman Chemical Co	457,772
14,750		Ecolab, Inc	629,825
81,265		Eli Lilly & Co	4,541,088
9,127		Estee Lauder Cos (Class A)	415,370
26,436	*	Forest Laboratories, Inc	1,206,803
21,402	*	Genzyme Corp	1,378,289
76,944	*	Gilead Sciences, Inc	2,983,119
9,858	*	Hercules, Inc	193,710
13,176	*	Hospira, Inc	514,391
6,923		International Flavors & Fragrances, Inc	360,965
20,791	*	King Pharmaceuticals, Inc	425,384
179,091		Merck & Co, Inc	8,918,732
45,017		Monsanto Co	3,040,448
19,876	*	Mylan Laboratories, Inc	361,544

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
583,147		Pfizer, Inc	$14,911,069
13,528		PPG Industries, Inc	1,029,616
26,121		Praxair, Inc	1,880,451
260,714		Procter & Gamble Co	15,953,090
11,372		Rohm & Haas Co	621,821
122,648		Schering-Plough Corp	3,733,405
8,885		Sherwin-Williams Co	590,586
11,000	e	Sigma-Aldrich Corp	469,370
8,303	*	Watson Pharmaceuticals, Inc	270,097
111,337		Wyeth	6,384,064
		TOTAL CHEMICALS AND ALLIED PRODUCTS	104,518,348

COAL MINING - 0.16%
15,435		Consol Energy, Inc	711,708
21,800		Peabody Energy Corp	1,054,684
		TOTAL COAL MINING	1,766,392

COMMUNICATIONS - 4.70%
28,562		Alltel Corp	1,929,363
511,656		AT&T, Inc	21,233,724
38,708	*	Avaya, Inc	651,843
9,191		CenturyTel, Inc	450,819
100		Citadel Broadcasting Corp	645
27,370		Citizens Communications Co	417,940
40,581		Clear Channel Communications, Inc	1,534,773
256,131	*	Comcast Corp (Class A)	7,202,404
63,400	*	DIRECTV Group, Inc	1,465,174
12,811		Embarq Corp	811,833
18,200	*	IAC/InterActiveCorp	629,902
130,537	*	Qwest Communications International, Inc	1,266,209
238,924		Sprint Nextel Corp	4,948,116
240,534		Verizon Communications, Inc	9,902,785
38,703		Windstream Corp	571,256
		TOTAL COMMUNICATIONS	53,016,786

DEPOSITORY INSTITUTIONS - 9.55%
369,047		Bank of America Corp	18,042,708
62,647		Bank of New York Co Inc/The	2,596,092
44,609		BB&T Corp	1,814,694
410,832		Citigroup, Inc	21,071,573
13,004		Comerica, Inc	773,348
15,335		Commerce Bancorp, Inc	567,242
10,818		Compass Bancshares, Inc	746,226
46,364	e	Fifth Third Bancorp	1,843,896
10,223	e	First Horizon National Corp	398,697
40,700		Hudson City Bancorp, Inc	497,354
29,097		Huntington Bancshares, Inc	661,666
283,466		JPMorgan Chase & Co	13,733,928
32,592		Keycorp	1,118,883
6,406		M&T Bank Corp	684,801
21,286		Marshall & Ilsley Corp	1,013,852
34,050		Mellon Financial Corp	1,498,200
48,426		National City Corp	1,613,554
15,353		Northern Trust Corp	986,277

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
28,817		PNC Financial Services Group, Inc	$2,062,721
58,863		Regions Financial Corp	1,948,365
28,872		Sovereign Bancorp, Inc	610,354
33,027		State Street Corp	2,259,047
29,423		SunTrust Banks, Inc	2,522,728
27,049		Synovus Financial Corp	830,404
144,727		US Bancorp	4,768,755
158,561		Wachovia Corp	8,126,251
73,578		Washington Mutual, Inc	3,137,366
277,617		Wells Fargo & Co	9,763,790
62,723		Western Union Co	1,306,520
8,919		Zions Bancorporation	685,960
		TOTAL DEPOSITORY INSTITUTIONS	107,685,252

EATING AND DRINKING PLACES - 0.79%
11,369		Darden Restaurants, Inc	500,122
99,527		McDonald's Corp	5,051,991
61,855	*	Starbucks Corp	1,623,075
8,327		Wendy's International, Inc	306,017
44,054		Yum! Brands, Inc	1,441,447
		TOTAL EATING AND DRINKING PLACES	8,922,652

EDUCATIONAL SERVICES - 0.06%
11,780	*	Apollo Group, Inc (Class A)	688,305
		TOTAL EDUCATIONAL SERVICES	688,305

ELECTRIC, GAS, AND SANITARY SERVICES - 3.69%
55,427	*	AES Corp	1,212,743
14,146	*	Allegheny Energy, Inc	731,914
21,713	*	Allied Waste Industries, Inc	292,257
16,933		Ameren Corp	829,886
32,912		American Electric Power Co, Inc	1,482,356
25,578		Centerpoint Energy, Inc	445,057
19,365		CMS Energy Corp	333,078
21,592		Consolidated Edison, Inc	974,231
14,800		Constellation Energy Group, Inc	1,290,116
28,795		Dominion Resources, Inc	2,485,296
14,301		DTE Energy Co	689,594
104,330		Duke Energy Corp	1,909,239
32,958	*	Dynegy, Inc (Class A)	311,124
27,096		Edison International	1,520,628
57,190		El Paso Corp	985,384
16,379		Entergy Corp	1,758,286
55,415		Exelon Corp	4,023,129
26,062		FirstEnergy Corp	1,686,993
33,784		FPL Group, Inc	1,916,904
5,976	e	Integrys Energy Group, Inc	303,162
15,337		KeySpan Corp	643,847
3,070	e	Nicor, Inc	131,764
22,339		NiSource, Inc	462,641
29,086		PG&E Corp	1,317,596
8,762		Pinnacle West Capital Corp	349,166
31,439		PPL Corp	1,471,031
20,841		Progress Energy, Inc	950,141

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
20,658		Public Service Enterprise Group, Inc	$1,813,359
14,200		Questar Corp	750,470
21,790		Sempra Energy	1,290,622
62,048		Southern Co	2,127,626
18,639		TECO Energy, Inc	320,218
38,010		TXU Corp	2,558,073
48,933		Williams Cos, Inc	1,547,261
33,295		Xcel Energy, Inc	681,549
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	41,596,741

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.07%
48,139	e*	Advanced Micro Devices, Inc	688,388
28,097		Altera Corp	621,787
27,189		Analog Devices, Inc	1,023,394
71,861	*	Apple Computer, Inc	8,769,916
37,780	*	Broadcom Corp (Class A)	1,105,065
6,658	e*	Ciena Corp	240,554
503,618	*	Cisco Systems, Inc	14,025,761
14,560		Cooper Industries Ltd (Class A)	831,230
12,088		Eaton Corp	1,124,184
5,524		Harman International Industries, Inc	645,203
64,639		Honeywell International, Inc	3,637,883
481,827		Intel Corp	11,448,210
16,504	e*	JDS Uniphase Corp	221,649
10,067		L-3 Communications Holdings, Inc	980,425
21,755		Linear Technology Corp	787,096
63,144	*	LSI Logic Corp	474,211
26,652		Maxim Integrated Products, Inc	890,443
18,700	*	MEMC Electronic Materials, Inc	1,142,944
62,264	*	Micron Technology, Inc	780,168
11,391		Molex, Inc	341,844
191,640		Motorola, Inc	3,392,028
30,182	*	Network Appliance, Inc	881,314
10,132	*	Novellus Systems, Inc	287,445
29,629	*	Nvidia Corp	1,223,974
13,080	*	QLogic Corp	217,782
136,975		Qualcomm, Inc	5,943,345
12,466	e	RadioShack Corp	413,123
38,762	*	Tellabs, Inc	417,079
119,469		Texas Instruments, Inc	4,495,618
6,397		Whirlpool Corp	711,346
24,473		Xilinx, Inc	655,142
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	68,418,551

ENGINEERING AND MANAGEMENT SERVICES - 0.43%
31,539	*	Celgene Corp	1,808,131
7,031		Fluor Corp	783,042
19,149		Moody's Corp	1,191,068
28,297		Paychex, Inc	1,106,979
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	4,889,220

FABRICATED METAL PRODUCTS - 0.35%
8,869		Ball Corp	471,565
34,260		Illinois Tool Works, Inc	1,856,549

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
9,483	e	Parker Hannifin Corp	$928,481
4,726		Snap-On, Inc	238,710
7,034		Stanley Works	426,964
		TOTAL FABRICATED METAL PRODUCTS	3,922,269

FOOD AND KINDRED PRODUCTS - 3.42%
62,964		Anheuser-Busch Cos, Inc	3,284,202
54,050		Archer Daniels Midland Co	1,788,515
18,223		Campbell Soup Co	707,235
166,484		Coca-Cola Co	8,708,778
23,551		Coca-Cola Enterprises, Inc	565,224
41,401		ConAgra Foods, Inc	1,112,031
17,790	e*	Constellation Brands, Inc (Class A)	431,941
28,990		General Mills, Inc	1,693,596
26,637		H.J. Heinz Co	1,264,458
14,035		Hershey Co	710,452
20,857	e	Kellogg Co	1,080,184
133,526		Kraft Foods, Inc (Class A)	4,706,792
11,257		McCormick & Co, Inc	429,792
3,792		Molson Coors Brewing Co (Class B)	350,608
11,108		Pepsi Bottling Group, Inc	374,117
135,318		PepsiCo, Inc	8,775,372
60,872		Sara Lee Corp	1,059,173
21,571		Tyson Foods, Inc (Class A)	496,996
18,459	e	Wrigley (Wm.) Jr Co	1,020,967
		TOTAL FOOD AND KINDRED PRODUCTS	38,560,433

FOOD STORES - 0.36%
58,920		Kroger Co	1,657,420
35,957		Safeway, Inc	1,223,617
16,800		Supervalu, Inc	778,176
11,573	e	Whole Foods Market, Inc	443,246
		TOTAL FOOD STORES	4,102,459

FORESTRY - 0.12%
17,217		Weyerhaeuser Co	1,358,938
		TOTAL FORESTRY	1,358,938

FURNITURE AND FIXTURES - 0.27%
16,232		Johnson Controls, Inc	1,879,179
14,373		Leggett & Platt, Inc	316,925
31,271		Masco Corp	890,285
		TOTAL FURNITURE AND FIXTURES	3,086,389

FURNITURE AND HOMEFURNISHINGS STORES - 0.09%
22,945	*	Bed Bath & Beyond, Inc	825,791
13,803	e	Circuit City Stores, Inc	208,149
		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	1,033,940

GENERAL BUILDING CONTRACTORS - 0.17%
10,266		Centex Corp	411,667
22,506		DR Horton, Inc	448,545
6,200	e	KB Home	244,094
10,931		Lennar Corp (Class A)	399,637

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
17,748		Pulte Homes, Inc	$398,443
		TOTAL GENERAL BUILDING CONTRACTORS	1,902,386

GENERAL MERCHANDISE STORES - 1.93%
9,215	e*	Big Lots, Inc	271,105
37,358		Costco Wholesale Corp	2,186,190
4,783	e	Dillard's, Inc (Class A)	171,853
25,979		Dollar General Corp	569,460
13,353		Family Dollar Stores, Inc	458,275
18,359		JC Penney Co, Inc	1,328,824
38,187		Macy's, Inc	1,519,079
71,041		Target Corp	4,518,208
36,988		TJX Cos, Inc	1,017,170
201,520		Wal-Mart Stores, Inc	9,695,127
		TOTAL GENERAL MERCHANDISE STORES	21,735,291

HEALTH SERVICES - 1.19%
15,763		AmerisourceBergen Corp	779,796
24,120		Cigna Corp	1,259,546
13,349	e*	Coventry Health Care, Inc	769,570
23,074	*	Express Scripts, Inc	1,153,931
9,925	*	Laboratory Corp of America Holdings	776,731
6,005		Manor Care, Inc	392,066
24,738		McKesson Corp	1,475,374
23,521	*	Medco Health Solutions, Inc	1,834,403
39,198	e*	Tenet Healthcare Corp	255,179
13,237	e	Quest Diagnostics, Inc	683,691
50,609	*	WellPoint, Inc	4,040,116
		TOTAL HEALTH SERVICES	13,420,403

HOLDING AND OTHER INVESTMENT OFFICES - 2.23%
8,111		Apartment Investment & Management Co (Class A)	408,957
18,337		Archstone-Smith Trust	1,083,900
6,300		AvalonBay Communities, Inc	748,944
10,110		Boston Properties, Inc	1,032,534
10,400		Developers Diversified Realty Corp	548,184
23,852		Equity Residential	1,088,367
19,800		General Growth Properties, Inc	1,048,410
42,700		Host Marriott Corp	987,224
18,430		Kimco Realty Corp	701,630
14,565		Plum Creek Timber Co, Inc	606,778
20,925		Prologis	1,190,633
10,206		Public Storage, Inc	784,025
18,415		Simon Property Group, Inc	1,713,332
80,400	e	SPDR Trust Series 1	12,094,572
10,668		Vornado Realty Trust	1,171,773
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	25,209,263

HOTELS AND OTHER LODGING PLACES - 0.36%
32,402		Hilton Hotels Corp	1,084,495
26,992		Marriott International, Inc (Class A)	1,167,134
17,604		Starwood Hotels & Resorts Worldwide, Inc	1,180,700
16,139	*	Wyndham Worldwide Corp	585,200
		TOTAL HOTELS AND OTHER LODGING PLACES	4,017,529

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
INDUSTRIAL MACHINERY AND EQUIPMENT - 7.23%
14,541		American Standard Cos, Inc	$857,628
114,096		Applied Materials, Inc	2,267,088
5,331		Black & Decker Corp	470,781
53,470		Caterpillar, Inc	4,186,701
8,626		Cummins, Inc	873,037
18,840		Deere & Co	2,274,742
187,966	*	Dell, Inc	5,366,429
16,639		Dover Corp	851,085
174,695	*	EMC Corp	3,161,980
854,384	d	General Electric Co	32,705,820
217,228		Hewlett-Packard Co	9,692,713
25,170		Ingersoll-Rand Co Ltd (Class A)	1,379,819
112,855		International Business Machines Corp	11,877,989
27,387		International Game Technology	1,087,264
14,879	e	Jabil Circuit, Inc	328,380
8,125	*	Lexmark International, Inc (Class A)	400,644
10,040		Pall Corp	461,740
13,726	e	Rockwell Automation, Inc	953,133
18,360	*	SanDisk Corp	898,538
85,142	*	Solectron Corp	313,323
8,500	*	Terex Corp	691,050
10,400	*	Varian Medical Systems, Inc	442,104
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	81,541,988

INSTRUMENTS AND RELATED PRODUCTS - 4.27%
33,595	*	Agilent Technologies, Inc	1,291,392
25,126		Allergan, Inc	1,448,263
14,665		Applera Corp (Applied Biosystems Group)	447,869
8,469		Bard (C.R.), Inc	699,793
4,369	e	Bausch & Lomb, Inc	303,383
53,802		Baxter International, Inc	3,031,205
20,358		Becton Dickinson & Co	1,516,671
20,062		Biomet, Inc	917,235
96,882	*	Boston Scientific Corp	1,486,170
19,792		Danaher Corp	1,494,296
23,585	e	Eastman Kodak Co	656,371
66,100		Emerson Electric Co	3,093,480
240,300		Johnson & Johnson	14,807,286
16,390		Kla-Tencor Corp	900,631
95,212		Medtronic, Inc	4,937,694
4,777	e*	Millipore Corp	358,705
10,203		PerkinElmer, Inc	265,890
18,126		Pitney Bowes, Inc	848,659
13,942		Rockwell Collins, Inc	984,863
28,604	*	St. Jude Medical, Inc	1,186,780
25,043	e	Stryker Corp	1,579,963
5,791		Tektronix, Inc	195,388
15,441	*	Teradyne, Inc	271,453
34,352	*	Thermo Electron Corp	1,776,685
8,368	e*	Waters Corp	496,724
78,747	*	Xerox Corp	1,455,245

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
19,697	*	Zimmer Holdings, Inc	$1,672,078
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	48,124,172

INSURANCE AGENTS, BROKERS AND SERVICE - 0.45%
24,563		AON Corp	1,046,629
26,625		Hartford Financial Services Group, Inc	2,622,829
45,105		Marsh & McLennan Cos, Inc	1,392,842
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	5,062,300

INSURANCE CARRIERS - 5.04%
27,305		ACE Ltd	1,707,109
42,568		Aetna, Inc	2,102,859
40,754		Aflac, Inc	2,094,756
51,084		Allstate Corp	3,142,177
8,603		Ambac Financial Group, Inc	750,096
214,928		American International Group, Inc	15,051,408
8,300		Assurant, Inc	489,036
33,696		Chubb Corp	1,824,301
14,049		Cincinnati Financial Corp	609,727
36,004		Genworth Financial, Inc (Class A)	1,238,538
13,628	*	Humana, Inc	830,081
22,587		Lincoln National Corp	1,602,548
37,334		Loews Corp	1,903,287
11,025		MBIA, Inc	685,976
62,293		Metlife, Inc	4,016,653
6,830	e	MGIC Investment Corp	388,354
21,717		Principal Financial Group	1,265,884
61,103		Progressive Corp	1,462,195
38,788		Prudential Financial, Inc	3,771,357
8,975		Safeco Corp	558,784
8,211		Torchmark Corp	550,137
55,929		Travelers Cos, Inc/The	2,992,202
111,983		UnitedHealth Group, Inc	5,726,811
27,414		UnumProvident Corp	715,780
15,502		XL Capital Ltd (Class A)	1,306,664
		TOTAL INSURANCE CARRIERS	56,786,720

LEATHER AND LEATHER PRODUCTS - 0.13%
30,846	*	Coach, Inc	1,461,792
		TOTAL LEATHER AND LEATHER PRODUCTS	1,461,792

METAL MINING - 0.36%
30,806		Freeport-McMoRan Copper & Gold, Inc (Class B)	2,551,353
38,157		Newmont Mining Corp	1,490,412
		TOTAL METAL MINING	4,041,765

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.69%
12,889		Fortune Brands, Inc	1,061,667
13,266		Hasbro, Inc	416,685
32,300		Mattel, Inc	816,867
163,585	*	Tyco International Ltd	5,527,537
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	7,822,756

MISCELLANEOUS RETAIL - 1.39%
25,787	*	Amazon.com, Inc	1,764,089

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
33,076		Best Buy Co, Inc	$1,543,657
126,830		CVS Corp	4,622,954
23,082	*	Office Depot, Inc	699,385
6,758		OfficeMax, Inc	265,589
6,881	*	Sears Holdings Corp	1,166,330
59,164		Staples, Inc	1,403,962
11,087		Tiffany & Co	588,276
82,851		Walgreen Co	3,607,333
		TOTAL MISCELLANEOUS RETAIL	15,661,575

MOTION PICTURES - 1.34%
60,282		CBS Corp (Class B)	2,008,596
194,194		News Corp (Class A)	4,118,855
315,552		Time Warner, Inc	6,639,214
57,191	*	Viacom, Inc (Class B)	2,380,861
		TOTAL MOTION PICTURES	15,147,526

NONDEPOSITORY INSTITUTIONS - 2.04%
98,589		American Express Co	6,031,675
34,069		Capital One Financial Corp	2,672,372
16,090		CIT Group, Inc	882,215
48,925		Countrywide Financial Corp	1,778,424
80,099		Fannie Mae	5,232,868
55,130		Freddie Mac	3,346,391
33,534		SLM Corp	1,930,888
10,190		Textron, Inc	1,122,021
		TOTAL NONDEPOSITORY INSTITUTIONS	22,996,854

NONMETALLIC MINERALS, EXCEPT FUELS - 0.08%
7,995		Vulcan Materials Co	915,747
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	915,747

OIL AND GAS EXTRACTION - 2.53%
37,844		Anadarko Petroleum Corp	1,967,510
26,477		Baker Hughes, Inc	2,227,510
24,987		BJ Services Co	710,630
34,055	e	Chesapeake Energy Corp	1,178,303
11,800		ENSCO International, Inc	719,918
75,839		Halliburton Co	2,616,446
24,121	*	Nabors Industries Ltd	805,159
14,817	*	National Oilwell Varco, Inc	1,544,524
11,223		Noble Corp	1,094,467
9,601		Rowan Cos, Inc	393,449
97,402		Schlumberger Ltd	8,273,326
16,097		Smith International, Inc	943,928
24,137	*	Transocean, Inc	2,558,039
28,094	*	Weatherford International Ltd	1,551,913
31,986		XTO Energy, Inc	1,922,359
		TOTAL OIL AND GAS EXTRACTION	28,507,481

PAPER AND ALLIED PRODUCTS - 0.47%
9,361		Bemis Co	310,598
36,866		International Paper Co	1,439,617
37,761		Kimberly-Clark Corp	2,525,833

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
14,691		MeadWestvaco Corp	$518,886
8,901		Temple-Inland, Inc	547,679
		TOTAL PAPER AND ALLIED PRODUCTS	5,342,613

PERSONAL SERVICES - 0.09%
11,231		Cintas Corp	442,838
27,345	e	H&R Block, Inc	639,053
		TOTAL PERSONAL SERVICES	1,081,891

PETROLEUM AND COAL PRODUCTS - 7.59%
27,406		Apache Corp	2,236,056
4,890		Ashland, Inc	312,716
178,321		Chevron Corp	15,021,761
135,734		ConocoPhillips	10,655,119
36,821		Devon Energy Corp	2,882,716
20,233		EOG Resources, Inc	1,478,223
467,846		Exxon Mobil Corp	39,242,922
21,867		Hess Corp	1,289,278
57,184		Marathon Oil Corp	3,428,753
15,581		Murphy Oil Corp	926,135
69,363		Occidental Petroleum Corp	4,014,730
9,765		Sunoco, Inc	778,075
45,472		Valero Energy Corp	3,358,562
		TOTAL PETROLEUM AND COAL PRODUCTS	85,625,046

PIPELINES, EXCEPT NATURAL GAS - 0.12%
51,365		Spectra Energy Corp	1,333,435
		TOTAL PIPELINES, EXCEPT NATURAL GAS	1,333,435

PRIMARY METAL INDUSTRIES - 0.97%
71,576		Alcoa, Inc	2,900,975
8,385		Allegheny Technologies, Inc	879,419
129,215	*	Corning, Inc	3,301,443
24,541		Nucor Corp	1,439,330
11,300		Precision Castparts Corp	1,371,368
9,839		United States Steel Corp	1,069,991
		TOTAL PRIMARY METAL INDUSTRIES	10,962,526

PRINTING AND PUBLISHING - 0.46%
5,469	e	Dow Jones & Co, Inc	314,194
7,255		EW Scripps Co (Class A)	331,481
19,200		Gannett Co, Inc	1,055,040
28,962		McGraw-Hill Cos, Inc	1,971,733
2,886		Meredith Corp	177,778
11,963	e	New York Times Co (Class A)	303,860
18,395		R.R. Donnelley & Sons Co	800,366
6,306	e	Tribune Co	185,396
		TOTAL PRINTING AND PUBLISHING	5,139,848

RAILROAD TRANSPORTATION - 0.75%
29,729		Burlington Northern Santa Fe Corp	2,531,127
35,448		CSX Corp	1,597,996
32,900		Norfolk Southern Corp	1,729,553

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
22,432		Union Pacific Corp	$2,583,045
		TOTAL RAILROAD TRANSPORTATION	8,441,721

REAL ESTATE - 0.05%
15,000	*	CB Richard Ellis Group, Inc (Class A)	547,500
		TOTAL REAL ESTATE	547,500

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.31%
17,004	*	Goodyear Tire & Rubber Co	591,059
22,187		Newell Rubbermaid, Inc	652,963
31,332		Nike, Inc (Class B)	1,826,342
13,396		Sealed Air Corp	415,544
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	3,485,908

SECURITY AND COMMODITY BROKERS - 3.13%
19,506		Ameriprise Financial, Inc	1,239,996
9,783		Bear Stearns Cos, Inc	1,369,620
83,769		Charles Schwab Corp	1,718,940
2,874		Chicago Mercantile Exchange Holdings, Inc	1,535,751
35,211	*	E*Trade Financial Corp	777,811
7,516		Federated Investors, Inc (Class B)	288,088
13,674		Franklin Resources, Inc	1,811,395
33,981		Goldman Sachs Group, Inc	7,365,382
16,086		Janus Capital Group, Inc	447,834
10,709		Legg Mason, Inc	1,053,551
43,574		Lehman Brothers Holdings, Inc	3,247,134
72,207		Merrill Lynch & Co, Inc	6,035,061
87,433		Morgan Stanley	7,333,880
21,571		T Rowe Price Group, Inc	1,119,319
		TOTAL SECURITY AND COMMODITY BROKERS	35,343,762

STONE, CLAY, AND GLASS PRODUCTS - 0.46%
59,986		3M Co	5,206,185
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	5,206,185

TOBACCO PRODUCTS - 1.23%
174,717		Altria Group, Inc	12,254,650
13,961	e	Reynolds American, Inc	910,257
13,303		UST, Inc	714,504
		TOTAL TOBACCO PRODUCTS	13,879,411

TRANSPORTATION BY AIR - 0.34%
25,409		FedEx Corp	2,819,637
65,241	e	Southwest Airlines Co	972,743
		TOTAL TRANSPORTATION BY AIR	3,792,380

TRANSPORTATION EQUIPMENT - 2.74%
65,255		Boeing Co	6,274,921
6,563		Brunswick Corp	214,151
155,716	e*	Ford Motor Co	1,466,845
33,619		General Dynamics Corp	2,629,678
46,071	e	General Motors Corp	1,741,484
13,384		Genuine Parts Co	663,846
10,653		Goodrich Corp	634,493
21,103		Harley-Davidson, Inc	1,257,950

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
15,042		ITT Industries, Inc	$1,027,068
29,417		Lockheed Martin Corp	2,769,022
28,983		Northrop Grumman Corp	2,256,906
20,631		Paccar, Inc	1,795,722
12,161	*	Pactiv Corp	387,814
36,272		Raytheon Co	1,954,698
82,341		United Technologies Corp	5,840,447
		TOTAL TRANSPORTATION EQUIPMENT	30,915,045

TRANSPORTATION SERVICES - 0.07%
14,100		CH Robinson Worldwide, Inc	740,532
		TOTAL TRANSPORTATION SERVICES	740,532

TRUCKING AND WAREHOUSING - 0.57%
88,304		United Parcel Service, Inc (Class B)	6,446,192
		TOTAL TRUCKING AND WAREHOUSING	6,446,192

WATER TRANSPORTATION - 0.16%
36,115		Carnival Corp	1,761,329
		TOTAL WATER TRANSPORTATION	1,761,329

WHOLESALE TRADE-DURABLE GOODS - 0.09%
12,557	*	Patterson Cos, Inc	467,999
5,948		W.W. Grainger, Inc	553,461
		TOTAL WHOLESALE TRADE-DURABLE GOODS	1,021,460

WHOLESALE TRADE-NONDURABLE GOODS - 0.42%
6,455		Brown-Forman Corp (Class B)	471,731
32,173		Cardinal Health, Inc	2,272,694
11,214		Dean Foods Co	357,390
50,315		Sysco Corp	1,659,892
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	4,761,707

		TOTAL COMMON STOCKS	1,119,484,078
		(Cost $928,811,807)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 3.59%

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.70%
$ 7,890,000	d	Federal Home Loan Bank 4.800%, 07/02/07	7,890,000
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	7,890,000

SHARES		COMPANY

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.89%
32,573,048		State Street Navigator Securities Lending Prime Portfolio	32,573,048
		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED	32,573,048

		TOTAL SHORT-TERM INVESTMENTS	40,463,048
		(Cost $40,461,996)

		TOTAL PORTFOLIO - 102.85%	1,159,947,126
		(Cost $969,273,803)

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

		VALUE
	OTHER ASSETS & LIABILITIES, NET - (2.85)%	$(32,113,751)

	NET ASSETS - 100.00%	$1,127,833,375

	ABBREVIATION:
	SPDR- Standard & Poor's Depository Receipts

*	Non-income producing.
d	All or a portion of these securities have been segregated by the custodian to cover margin or other
	requirements on open futures contracts in the amount of $8,430,420.
e	All or a portion of these securities are out on loan.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
MID-CAP GROWTH INDEX FUND
STATEMENT OF INVESTMENTS (unaudited)
June 30, 2007

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.89%

AMUSEMENT AND RECREATION SERVICES - 0.72%
7,357	*	Activision, Inc	$137,355
2,782		Harrah's Entertainment, Inc	237,193
1,907	*	Penn National Gaming, Inc	114,592
513		Warner Music Group Corp	7,413
		TOTAL AMUSEMENT AND RECREATION SERVICES	496,553

APPAREL AND ACCESSORY STORES - 1.89%
2,279		Abercrombie & Fitch Co (Class A)	166,321
4,698		American Eagle Outfitters, Inc	120,551
1,440	*	AnnTaylor Stores Corp	51,005
4,569	*	Chico's FAS, Inc	111,209
2,504	*	Hanesbrands, Inc	67,683
9,132	e	Limited Brands, Inc	250,673
6,754		Nordstrom, Inc	345,264
3,609		Ross Stores, Inc	111,157
3,152	e*	Urban Outfitters, Inc	75,743
		TOTAL APPAREL AND ACCESSORY STORES	1,299,606

APPAREL AND OTHER TEXTILE PRODUCTS - 0.45%
1,397		Guess ?, Inc	67,112
1,433		Phillips-Van Heusen Corp	86,797
1,590		Polo Ralph Lauren Corp	155,995
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	309,904

AUTO REPAIR, SERVICES AND PARKING - 0.21%
5,390	e*	Hertz Global Holdings, Inc	143,212
		TOTAL AUTO REPAIR, SERVICES AND PARKING	143,212

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.84%
2,765		Advance Auto Parts	112,065
1,204	*	Autozone, Inc	164,490
5,614	*	Carmax, Inc	143,157
1,656	*	Copart, Inc	50,657
2,963	*	O'Reilly Automotive, Inc	108,298
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	578,667

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.20%
3,285	e	Fastenal Co	137,510
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	137,510

BUSINESS SERVICES - 10.35%
1,647		Acxiom Corp	43,563
1,004	*	Affiliated Computer Services, Inc (Class A)	56,947
616	e	Aircastle Ltd	24,523
4,283	e*	Akamai Technologies, Inc	208,325
2,044	*	Alliance Data Systems Corp	157,960
5,095	*	Amdocs Ltd	202,883
1,827	e*	aQuantive, Inc	116,563

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
5,991	*	Autodesk, Inc	$282,056
905	*	Avis Budget Group, Inc	25,729
10,177	*	BEA Systems, Inc	139,323
5,208	*	BMC Software, Inc	157,802
1,016		Brink's Co	62,880
6,619		CA, Inc	170,969
1,994	*	Cadence Design Systems, Inc	43,788
3,454	*	Ceridian Corp	120,890
1,819	e*	Cerner Corp	100,900
1,621	e*	Checkfree Corp	65,164
1,975	*	ChoicePoint, Inc	83,839
4,689	*	Citrix Systems, Inc	157,879
910	e*	Clear Channel Outdoor Holdings, Inc (Class A)	25,789
3,733	*	Cognizant Technology Solutions Corp (Class A)	280,311
6,204	*	Compuware Corp	73,579
1,403	*	DST Systems, Inc	111,132
8,088	*	Electronic Arts, Inc	382,724
7,663		Electronic Data Systems Corp	212,495
3,940		Equifax, Inc	175,015
1,113	*	F5 Networks, Inc	89,708
1,115		Factset Research Systems, Inc	76,210
148		Fair Isaac Corp	5,938
4,168		Fidelity National Information Services, Inc	226,239
4,368	*	Fiserv, Inc	248,102
630	*	Getty Images, Inc	30,120
4,652	e*	HLTH Corp	65,175
4,451		IMS Health, Inc	143,011
7,513	e*	Interpublic Group of Cos, Inc	85,648
8,745	*	Intuit, Inc	263,050
4,597	*	Iron Mountain, Inc	120,120
10,503	*	Juniper Networks, Inc	264,361
1,209	e*	Kinetic Concepts, Inc	62,832
2,190		Lamar Advertising Co (Class A)	137,444
2,187		Manpower, Inc	201,729
2,068	e	Mastercard, Inc (Class A)	343,019
4,258	*	McAfee, Inc	149,882
2,166		MoneyGram International, Inc	60,540
3,449	*	Monster Worldwide, Inc	141,754
2,537	e*	NAVTEQ Corp	107,417
584	*	NCR Corp	30,683
953	*	Novell, Inc	7,424
5,017	e*	Red Hat, Inc	111,779
3,816		Robert Half International, Inc	139,284
2,295	e*	Salesforce.com, Inc	98,364
6,056		ServiceMaster Co	93,626
3,687	*	Synopsys, Inc	97,447
1,000	e	Total System Services, Inc	29,510
6,308	*	VeriSign, Inc	200,153
260	*	WebMD Health Corp (Class A)	12,238
		TOTAL BUSINESS SERVICES	7,125,835

CHEMICALS AND ALLIED PRODUCTS - 6.06%
640	e*	Abraxis BioScience, Inc	14,227
2,650		Air Products & Chemicals, Inc	212,981
2,066		Albemarle Corp	79,603
413		Alberto-Culver Co	9,796
2,363		Avery Dennison Corp	157,092

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
10,507		Avon Products, Inc	$386,132
2,850	*	Barr Pharmaceuticals, Inc	143,156
1,196		Cabot Corp	57,025
2,248		Celanese Corp (Series A)	87,177
1,719	e*	Cephalon, Inc	138,190
548	*	Charles River Laboratories International, Inc	28,288
1,609		Church & Dwight Co, Inc	77,972
3,587		Clorox Co	222,753
2,133		Dade Behring Holdings, Inc	113,305
4,538		Ecolab, Inc	193,773
2,838		Estee Lauder Cos (Class A)	129,157
8,311	e*	Forest Laboratories, Inc	379,397
4,068	*	Hospira, Inc	158,815
804	*	Idexx Laboratories, Inc	76,083
1,553	e*	ImClone Systems, Inc	54,914
1,683		International Flavors & Fragrances, Inc	87,752
472	*	Invitrogen Corp	34,810
470		Lubrizol Corp	30,339
4,880	*	Millennium Pharmaceuticals, Inc	51,582
1,718	*	Mosaic Co	67,036
6,458	*	Mylan Laboratories, Inc	117,471
3,740		Nalco Holding Co	102,663
1,406	*	NBTY, Inc	60,739
3,219	e*	PDL BioPharma, Inc	75,003
2,140		Rohm & Haas Co	117,015
2,699		RPM International, Inc	62,374
212		Scotts Miracle-Gro Co (Class A)	9,103
2,764	*	Sepracor, Inc	113,379
2,883		Sherwin-Williams Co	191,633
1,029		Sigma-Aldrich Corp	43,907
291		Valspar Corp	8,267
2,347	*	VCA Antech, Inc	88,458
3,503	*	Vertex Pharmaceuticals, Inc	100,046
2,242	*	Warner Chilcott Ltd (Class A)	40,558
1,453	*	Watson Pharmaceuticals, Inc	47,266
		TOTAL CHEMICALS AND ALLIED PRODUCTS	4,169,237

COAL MINING - 1.07%
3,704	e	Arch Coal, Inc	128,899
4,729		Consol Energy, Inc	218,054
2,262	e	Massey Energy Co	60,282
6,870		Peabody Energy Corp	332,371
		TOTAL COAL MINING	739,606

COMMUNICATIONS - 4.07%
10,850	*	American Tower Corp (Class A)	455,700
2,979	*	Avaya, Inc	50,166
1,889	*	Cablevision Systems Corp (Class A)	68,363
801	*	Central European Media Enterprises Ltd (Class A)	78,162
1,660		Citizens Communications Co	25,348
4,925	e*	Crown Castle International Corp	178,630
1,304	e*	CTC Media, Inc	35,391
5,407	*	EchoStar Communications Corp (Class A)	234,502
2,050		Global Payments, Inc	81,283
305	*	IAC/InterActiveCorp	10,556
1,320	*	Leap Wireless International, Inc	111,540
40,183	e*	Level 3 Communications, Inc	235,071

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
5,057	e*	Liberty Global, Inc (Class A)	$207,539
10,136	*	Liberty Media Holding Corp (Interactive A)	226,337
1,472	*	MetroPCS Communications, Inc	48,635
1,666	e*	NeuStar, Inc (Class A)	48,264
4,185	*	NII Holdings, Inc	337,897
2,670	e*	SBA Communications Corp (Class A)	89,685
1,193		Telephone & Data Systems, Inc	74,646
147	*	US Cellular Corp	13,318
6,815	e	Windstream Corp	100,589
7,415	e*	XM Satellite Radio Holdings, Inc (Class A)	87,275
		TOTAL COMMUNICATIONS	2,798,897

DEPOSITORY INSTITUTIONS - 1.05%
434		Bank of Hawaii Corp	22,412
395		Capitol Federal Financial	14,583
1,426		Commerce Bancorp, Inc	52,748
5,653		Hudson City Bancorp, Inc	69,080
1,743		Investors Financial Services Corp	107,491
4,831		Northern Trust Corp	310,343
3,538		People's United Financial, Inc	62,729
2,724		Synovus Financial Corp	83,627
		TOTAL DEPOSITORY INSTITUTIONS	723,013

EATING AND DRINKING PLACES - 1.48%
3,120		Brinker International, Inc	91,322
1,543	e	Burger King Holdings, Inc	40,643
1,870	e*	Cheesecake Factory	45,852
3,672		Darden Restaurants, Inc	161,531
4,918	e	Tim Hortons, Inc	151,229
2,194		Wendy's International, Inc	80,630
13,600		Yum! Brands, Inc	444,992
		TOTAL EATING AND DRINKING PLACES	1,016,199

EDUCATIONAL SERVICES - 0.71%
3,755	*	Apollo Group, Inc (Class A)	219,405
2,468	*	Career Education Corp	83,344
1,057	*	ITT Educational Services, Inc	124,071
1,021	*	Laureate Education, Inc	62,955
		TOTAL EDUCATIONAL SERVICES	489,775

ELECTRIC, GAS, AND SANITARY SERVICES - 3.91%
17,335	*	AES Corp	379,290
4,303	*	Allegheny Energy, Inc	222,637
1,086	*	Allied Waste Industries, Inc	14,618
233		Aqua America, Inc	5,240
8,331		Centerpoint Energy, Inc	144,959
3,631		Constellation Energy Group, Inc	316,514
3,097	e*	Covanta Holding Corp	76,341
1,512	e	DPL, Inc	42,850
1,352	*	Dynegy, Inc (Class A)	12,763
4,537	*	Mirant Corp	193,503
5,065	e*	NRG Energy, Inc	210,552
7,474		PPL Corp	349,708
1,531		Questar Corp	80,913
3,861		Republic Services, Inc	118,301
773	*	Sierra Pacific Resources	13,574
2,278	*	Stericycle, Inc	101,280

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
12,909		Williams Cos, Inc	$408,183
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	2,691,226

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 9.13%
5,791	e*	Advanced Micro Devices, Inc	82,811
9,219		Altera Corp	204,016
2,772		Ametek, Inc	109,993
4,646	e	Amphenol Corp (Class A)	165,630
8,501		Analog Devices, Inc	319,978
2,274	*	Avnet, Inc	90,141
500		AVX Corp	8,370
12,132	*	Broadcom Corp (Class A)	354,861
2,177	e*	Ciena Corp	78,655
1,513		Cooper Industries Ltd (Class A)	86,377
545	e*	Cree, Inc	14,088
3,752	e*	Cypress Semiconductor Corp	87,384
950	e*	Dolby Laboratories, Inc (Class A)	33,640
435		Eaton Corp	40,455
1,052	e*	Energizer Holdings, Inc	104,779
1,325	*	Fairchild Semiconductor International, Inc	25,599
866	e*	First Solar, Inc	77,325
2,988	e	Garmin Ltd	221,022
1,692		Harman International Industries, Inc	197,626
3,487		Harris Corp	190,216
1,724	*	Integrated Device Technology, Inc	26,325
425	*	International Rectifier Corp	15,836
1,648		Intersil Corp (Class A)	51,846
874	*	Jarden Corp	37,591
2,927	e*	JDS Uniphase Corp	39,310
1,081		L-3 Communications Holdings, Inc	105,279
760		Lincoln Electric Holdings, Inc	56,422
6,591		Linear Technology Corp	238,462
11,801	*	LSI Logic Corp	88,626
12,248	*	Marvell Technology Group Ltd	223,036
8,327		Maxim Integrated Products, Inc	278,205
5,824	*	MEMC Electronic Materials, Inc	355,963
5,670		Microchip Technology, Inc	210,017
6,401	*	Micron Technology, Inc	80,205
2,037		Molex, Inc	61,130
8,139	e	National Semiconductor Corp	230,090
9,636	*	Network Appliance, Inc	281,371
2,122	*	Novellus Systems, Inc	60,201
9,423	*	Nvidia Corp	389,264
3,567	*	QLogic Corp	59,391
2,472	e	RadioShack Corp	81,922
2,384	e*	Rambus, Inc	42,864
3,062	e*	Sanmina-SCI Corp	9,584
1,391	e*	Silicon Laboratories, Inc	48,143
37,957	e*	Sirius Satellite Radio, Inc	114,630
565	*	Sunpower Corp (Class A)	35,623
1,510	*	Thomas & Betts Corp	87,580
2,331	*	Varian Semiconductor Equipment Associates, Inc	93,380
1,082	*	Vishay Intertechnology, Inc	17,117
1,461		Whirlpool Corp	162,463
7,736	e	Xilinx, Inc	207,093
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	6,281,935

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
ENGINEERING AND MANAGEMENT SERVICES - 2.39%
3,215	e*	Amylin Pharmaceuticals, Inc	$132,329
971	e	Corporate Executive Board Co	63,028
2,290		Fluor Corp	255,037
1,453	*	Gen-Probe, Inc	87,790
1,420	*	Hewitt Associates, Inc (Class A)	45,440
3,097	e*	Jacobs Engineering Group, Inc	178,108
2,882	*	McDermott International, Inc	239,552
8,807		Paychex, Inc	344,530
3,762	e	Quest Diagnostics, Inc	194,307
1,907	*	Shaw Group, Inc	88,275
289	*	URS Corp	14,031
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	1,642,427

FABRICATED METAL PRODUCTS - 0.53%
725	e*	Alliant Techsystems, Inc	71,884
2,652		Ball Corp	141,007
4,245	*	Crown Holdings, Inc	105,998
695		Stanley Works	42,187
		TOTAL FABRICATED METAL PRODUCTS	361,076

FOOD AND KINDRED PRODUCTS - 1.72%
3,416		Campbell Soup Co	132,575
4,648		H.J. Heinz Co	220,641
1,838	e*	Hansen Natural Corp	78,997
3,089		Hershey Co	156,365
2,249		McCormick & Co, Inc	85,867
919		Pepsi Bottling Group, Inc	30,952
9,975		Sara Lee Corp	173,565
5,476		Wrigley (Wm.) Jr Co	302,878
		TOTAL FOOD AND KINDRED PRODUCTS	1,181,840

FOOD STORES - 0.26%
805	e*	Panera Bread Co (Class A)	37,078
3,671	e	Whole Foods Market, Inc	140,599
		TOTAL FOOD STORES	177,677

FORESTRY - 0.02%
298		Rayonier, Inc	13,452
		TOTAL FORESTRY	13,452

FURNITURE AND FIXTURES - 0.13%
273		Hillenbrand Industries, Inc	17,745
1,401	e	HNI Corp	57,441
568		Masco Corp	16,171
		TOTAL FURNITURE AND FIXTURES	91,357

FURNITURE AND HOMEFURNISHINGS STORES - 0.79%
7,197	*	Bed Bath & Beyond, Inc	259,020
1,914		Circuit City Stores, Inc	28,863
3,918	*	GameStop Corp (Class A)	153,194
1,478	e	Steelcase, Inc (Class A)	27,343
2,363	e	Williams-Sonoma, Inc	74,624
		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	543,044

GENERAL BUILDING CONTRACTORS - 0.12%
159	e	Centex Corp	6,376

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
50	*	NVR, Inc	$33,988
1,957	e	Pulte Homes, Inc	43,935
		TOTAL GENERAL BUILDING CONTRACTORS	84,299

GENERAL MERCHANDISE STORES - 1.76%
2,885	e*	Big Lots, Inc	84,877
8,221		Dollar General Corp	180,204
3,878	e	Family Dollar Stores, Inc	133,093
5,864		JC Penney Co, Inc	424,436
3,095	e	Saks, Inc	66,078
11,807		TJX Cos, Inc	324,693
		TOTAL GENERAL MERCHANDISE STORES	1,213,381

HEALTH SERVICES - 3.14%
2,210		AmerisourceBergen Corp	109,329
237	e	Brookdale Senior Living, Inc	10,800
7,384		Cigna Corp	385,592
213	*	Community Health Systems, Inc	8,616
1,493	*	Covance, Inc	102,360
3,796	*	Coventry Health Care, Inc	218,839
2,877	*	DaVita, Inc	155,013
1,591	e*	Edwards Lifesciences Corp	78,500
6,034	*	Express Scripts, Inc	301,760
3,053	*	Laboratory Corp of America Holdings	238,928
2,178	*	Lincare Holdings, Inc	86,793
1,900		Manor Care, Inc	124,051
382		Omnicare, Inc	13,775
1,260	*	Pediatrix Medical Group, Inc	69,489
2,852		Pharmaceutical Product Development, Inc	109,146
1,499	*	Sierra Health Services, Inc	62,328
9,502	e*	Tenet Healthcare Corp	61,858
119	*	Triad Hospitals, Inc	6,397
301		Universal Health Services, Inc (Class B)	18,512
		TOTAL HEALTH SERVICES	2,162,086

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.28%
1,828	*	Foster Wheeler Ltd	195,578
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	195,578

HOLDING AND OTHER INVESTMENT OFFICES - 4.26%
774	e*	Affiliated Managers Group, Inc	99,660
2,555		Duke Realty Corp	91,137
285	e	Essex Property Trust, Inc	33,146
759		Federal Realty Investment Trust	58,640
3,078		General Growth Properties, Inc	162,980
246		Health Care REIT, Inc	9,929
13,700		iShares Russell Midcap Growth Index Fund	1,560,567
865	e	Kilroy Realty Corp	61,277
1,861		Macerich Co	153,384
293		Plum Creek Timber Co, Inc	12,206
5,787		Prologis	329,280
250		Public Storage, Inc	19,205
753		Taubman Centers, Inc	37,356
3,731	e	UDR, Inc	98,125
3,418		Ventas, Inc	123,903
1,961	e	Weingarten Realty Investors	80,597
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	2,931,392

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
HOTELS AND OTHER LODGING PLACES - 1.55%
1,425		Boyd Gaming Corp	$70,096
898		Choice Hotels International, Inc	35,489
10,121		Hilton Hotels Corp	338,750
1,028	e	Orient-Express Hotels Ltd (Class A)	54,895
5,561		Starwood Hotels & Resorts Worldwide, Inc	372,976
667	e	Station Casinos, Inc	57,896
306	*	Wyndham Worldwide Corp	11,096
1,374	e	Wynn Resorts Ltd	123,234
		TOTAL HOTELS AND OTHER LODGING PLACES	1,064,432

INDUSTRIAL MACHINERY AND EQUIPMENT - 6.14%
1,543	*	AGCO Corp	66,982
4,687		American Standard Cos, Inc	276,439
886		Black & Decker Corp	78,243
10,314	*	Brocade Communications Systems, Inc	80,655
438		Carlisle Cos, Inc	20,371
1,518		CDW Corp	128,984
2,708		Cummins, Inc	274,077
1,550	e	Diebold, Inc	80,910
2,009	e	Donaldson Co, Inc	71,420
1,710		Dover Corp	87,467
2,137	*	Dresser-Rand Group, Inc	84,412
1,315		Flowserve Corp	94,154
1,687	*	FMC Technologies, Inc	133,644
1,854		Graco, Inc	74,679
3,310	*	Grant Prideco, Inc	178,177
2,106		IDEX Corp	81,165
480		Ingersoll-Rand Co Ltd (Class A)	26,314
8,632		International Game Technology	342,690
2,997		Jabil Circuit, Inc	66,144
2,821	e	Joy Global, Inc	164,549
569		Kennametal, Inc	46,675
3,507	*	Lam Research Corp	180,260
1,335	*	Lexmark International, Inc (Class A)	65,829
1,619		Manitowoc Co, Inc	130,135
2,892		Pall Corp	133,003
482	e*	Riverbed Technology, Inc	21,121
4,096	e	Rockwell Automation, Inc	284,426
3,521	*	SanDisk Corp	172,318
1,792	e*	Scientific Games Corp (Class A)	62,630
5,349		Seagate Technology, Inc	116,448
7,229	*	Solectron Corp	26,603
2,675	*	Terex Corp	217,478
1,046		Toro Co	61,599
3,310	*	Varian Medical Systems, Inc	140,708
1,420	e*	VeriFone Holdings, Inc	50,055
1,718	*	Western Digital Corp	33,243
1,917	*	Zebra Technologies Corp (Class A)	74,265
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	4,228,272

INSTRUMENTS AND RELATED PRODUCTS - 5.89%
1,607	*	Advanced Medical Optics, Inc	56,052
10,424	*	Agilent Technologies, Inc	400,699
7,922		Allergan, Inc	456,624
855		Applera Corp (Applied Biosystems Group)	26,112

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
784	*	Armor Holdings, Inc	$68,106
2,688		Bard (C.R.), Inc	222,109
273	e	Bausch & Lomb, Inc	18,957
1,306		Beckman Coulter, Inc	84,472
6,377		Biomet, Inc	291,556
464	e	Cooper Cos, Inc	24,740
3,945		Dentsply International, Inc	150,936
58		DRS Technologies, Inc	3,322
973	e*	Intuitive Surgical, Inc	135,023
4,970		Kla-Tencor Corp	273,102
1,027	*	Mettler-Toledo International, Inc	98,089
1,401	e*	Millipore Corp	105,201
1,460		National Instruments Corp	47,552
779		PerkinElmer, Inc	20,301
4,613	e	Pitney Bowes, Inc	215,981
2,021	e*	Resmed, Inc	83,386
2,060	*	Respironics, Inc	87,735
4,345		Rockwell Collins, Inc	306,931
2,320		Roper Industries, Inc	132,472
8,785	*	St. Jude Medical, Inc	364,490
1,070	*	Techne Corp	61,215
409		Tektronix, Inc	13,800
2,487	*	Teradyne, Inc	43,721
3,204	*	Trimble Navigation Ltd	103,169
2,620	*	Waters Corp	155,523
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	4,051,376

INSURANCE AGENTS, BROKERS AND SERVICE - 0.14%
2,905		Brown & Brown, Inc	73,032
751	e	Gallagher (Arthur J.) & Co	20,938
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	93,970

INSURANCE CARRIERS - 1.13%
120	e	CNA Financial Corp	5,723
147		Erie Indemnity Co (Class A)	7,944
68		Hanover Insurance Group, Inc	3,318
1,258		HCC Insurance Holdings, Inc	42,030
2,965	*	Health Net, Inc	156,552
4,364	*	Humana, Inc	265,811
328		PartnerRe Ltd	25,420
1,221	*	Philadelphia Consolidated Holding Co	51,038
332		Principal Financial Group	19,352
278		Transatlantic Holdings, Inc	19,774
1,191		W.R. Berkley Corp	38,755
1,037	*	WellCare Health Plans, Inc	93,859
555		XL Capital Ltd (Class A)	46,781
		TOTAL INSURANCE CARRIERS	776,357

JUSTICE, PUBLIC ORDER AND SAFETY - 0.14%
1,564	*	Corrections Corp of America	98,704
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	98,704

LEATHER AND LEATHER PRODUCTS - 0.79%
9,638	*	Coach, Inc	456,745
2,066	e*	CROCS, Inc	88,900
		TOTAL LEATHER AND LEATHER PRODUCTS	545,645

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
METAL MINING - 0.19%
1,065	e	Cleveland-Cliffs, Inc	$82,719
1,174		Foundation Coal Holdings, Inc	47,711
		TOTAL METAL MINING	130,430

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.23%
1,362		Hasbro, Inc	42,780
4,552		Mattel, Inc	115,120
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	157,900

MISCELLANEOUS RETAIL - 1.31%
297		Barnes & Noble, Inc	11,426
1,619	e*	Coldwater Creek, Inc	37,609
1,052	e*	Dick's Sporting Goods, Inc	61,195
2,469	*	Dollar Tree Stores, Inc	107,525
1,146		MSC Industrial Direct Co (Class A)	63,030
966	e*	Nutri/System, Inc	67,465
7,135	*	Office Depot, Inc	216,191
873		OfficeMax, Inc	34,309
3,530		Petsmart, Inc	114,549
3,501		Tiffany & Co	185,763
		TOTAL MISCELLANEOUS RETAIL	899,062

MOTION PICTURES - 0.24%
3,976	*	Discovery Holding Co (Class A)	91,408
1,288	*	DreamWorks Animation SKG, Inc (Class A)	37,146
1,680	e	Regal Entertainment Group (Class A)	36,842
		TOTAL MOTION PICTURES	165,396

NONDEPOSITORY INSTITUTIONS - 0.79%
207	e*	AmeriCredit Corp	5,496
3,527		Broadridge Financial Solutions, Inc	67,436
1,847	e	CapitalSource, Inc	45,418
1,573	e	First Marblehead Corp	60,781
3,236		Textron, Inc	356,316
		TOTAL NONDEPOSITORY INSTITUTIONS	535,447

NONMETALLIC MINERALS, EXCEPT FUELS - 0.53%
1,241	e	Florida Rock Industries, Inc	83,768
2,474		Vulcan Materials Co	283,372
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	367,140

OIL AND GAS EXTRACTION - 6.97%
7,616		BJ Services Co	216,599
2,860	*	Cameron International Corp	204,404
1,314	e*	Cheniere Energy, Inc	50,970
6,963	e	Chesapeake Energy Corp	240,920
762	e*	CNX Gas Corp	23,317
3,270	*	Denbury Resources, Inc	122,625
1,805		Diamond Offshore Drilling, Inc	183,316
3,589		ENSCO International, Inc	218,965
2,400		Equitable Resources, Inc	118,944
2,349	*	Global Industries Ltd	63,000
5,915		GlobalSantaFe Corp	427,359
1,892	e*	Helix Energy Solutions Group, Inc	75,510
6,357	*	Nabors Industries Ltd	212,197
4,659	d*	National Oilwell Varco, Inc	485,654

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
3,445		Noble Corp	$335,956
1,425	*	Oceaneering International, Inc	75,012
3,192	*	Pride International, Inc	119,572
1,302	e*	Quicksilver Resources, Inc	58,043
3,843		Range Resources Corp	143,767
2,052		Rowan Cos, Inc	84,091
5,206		Smith International, Inc	305,280
4,411	*	Southwestern Energy Co	196,290
2,095	*	Superior Energy Services	83,632
1,885	e*	Tetra Technologies, Inc	53,157
1,033	e	Tidewater, Inc	73,219
1,500	*	Todco	70,815
942	*	Unit Corp	59,261
558	e	W&T Offshore, Inc	15,618
8,696	*	Weatherford International Ltd	480,367
		TOTAL OIL AND GAS EXTRACTION	4,797,860

PAPER AND ALLIED PRODUCTS - 0.18%
6,190	*	Domtar Corporation	69,080
2,069		Packaging Corp of America	52,366
		TOTAL PAPER AND ALLIED PRODUCTS	121,446

PERSONAL SERVICES - 0.51%
2,681		Cintas Corp	105,712
8,385	e	H&R Block, Inc	195,957
978	e	Weight Watchers International, Inc	49,722
		TOTAL PERSONAL SERVICES	351,391

PETROLEUM AND COAL PRODUCTS - 1.09%
2,472		Cabot Oil & Gas Corp	91,167
1,440		Frontier Oil Corp	63,029
1,174		Holly Corp	87,099
596		Noble Energy, Inc	37,184
3,153		Sunoco, Inc	251,231
3,548		Tesoro Corp	202,768
363		Western Refining, Inc	20,981
		TOTAL PETROLEUM AND COAL PRODUCTS	753,459

PRIMARY METAL INDUSTRIES - 1.84%
2,885	*	AK Steel Holding Corp	107,812
2,653		Allegheny Technologies, Inc	278,247
378	e	Carpenter Technology Corp	49,257
1,216		Chaparral Steel Co	87,394
1,570	*	CommScope, Inc	91,610
1,353	*	General Cable Corp	102,490
460		Hubbell, Inc (Class B)	24,941
3,573		Precision Castparts Corp	433,619
820		Steel Dynamics, Inc	34,366
1,771	e*	Titanium Metals Corp	56,495
		TOTAL PRIMARY METAL INDUSTRIES	1,266,231

PRINTING AND PUBLISHING - 0.62%
1,550	e	Dow Jones & Co, Inc	89,048
1,542		Dun & Bradstreet Corp	158,795
906		Harte-Hanks, Inc	23,266
1,306		John Wiley & Sons, Inc (Class A)	63,067
1,185		Meredith Corp	72,996

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
868	e	New York Times Co (Class A)	$22,047
		TOTAL PRINTING AND PUBLISHING	429,219

RAILROAD TRANSPORTATION - 0.19%
1,945		CSX Corp	87,681
1,170	e*	Kansas City Southern Industries, Inc	43,922
		TOTAL RAILROAD TRANSPORTATION	131,603

REAL ESTATE - 0.73%
5,070	*	CB Richard Ellis Group, Inc (Class A)	185,055
1,930	e	Forest City Enterprises, Inc (Class A)	118,656
989		Jones Lang LaSalle, Inc	112,252
1,931	e	St. Joe Co	89,483
		TOTAL REAL ESTATE	505,446

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.46%
5,446	*	Goodyear Tire & Rubber Co	189,303
3,744		Newell Rubbermaid, Inc	110,186
578		Sealed Air Corp	17,930
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	317,419

SECURITY AND COMMODITY BROKERS - 3.75%
1,700		A.G. Edwards, Inc	143,735
931		BlackRock, Inc	145,785
1,372	e	Cbot Holdings, Inc (Class A)	283,455
4,168	*	E*Trade Financial Corp	92,071
2,865		Eaton Vance Corp	126,576
2,262		Federated Investors, Inc (Class B)	86,702
1,827	*	IntercontinentalExchange, Inc	270,122
1,188	e*	Investment Technology Group, Inc	51,476
3,702		Janus Capital Group, Inc	103,064
1,335		Lazard Ltd (Class A)	60,115
1,410		Legg Mason, Inc	138,716
2,341	*	Nasdaq Stock Market, Inc	69,551
2,063	e	Nuveen Investments, Inc (Class A)	128,215
2,376	e	Nymex Holdings, Inc	298,497
3,358		SEI Investments Co	97,516
6,897		T Rowe Price Group, Inc	357,885
6,450	e*	TD Ameritrade Holding Corp	129,000
		TOTAL SECURITY AND COMMODITY BROKERS	2,582,481

SPECIAL TRADE CONTRACTORS - 0.13%
2,951	e*	Quanta Services, Inc	90,507
		TOTAL SPECIAL TRADE CONTRACTORS	90,507

STONE, CLAY, AND GLASS PRODUCTS - 0.39%
1,327	e	Eagle Materials, Inc	65,089
3,735		Gentex Corp	73,542
3,765	*	Owens-Illinois, Inc	131,775
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	270,406

TOBACCO PRODUCTS - 0.36%
1,655		Loews Corp (Carolina Group)	127,882
2,299	e	UST, Inc	123,479
		TOTAL TOBACCO PRODUCTS	251,361

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
TRANSPORTATION BY AIR - 0.93%
6,246	*	AMR Corp	$164,582
2,527	e*	Continental Airlines, Inc (Class B)	85,589
451	e	Copa Holdings S.A. (Class A)	30,325
6,199	*	Delta Air Lines, Inc	122,120
4,530	*	Northwest Airlines Corp	100,566
4,259	e	Southwest Airlines Co	63,502
1,780	e*	UAL Corp	72,250
		TOTAL TRANSPORTATION BY AIR	638,934

TRANSPORTATION EQUIPMENT - 1.90%
1,220		Autoliv, Inc	69,381
2,382	*	BE Aerospace, Inc	98,377
3,214		Goodrich Corp	191,426
6,687		Harley-Davidson, Inc	398,612
2,185		Harsco Corp	113,620
590		ITT Industries, Inc	40,285
1,923		Oshkosh Truck Corp	120,995
3,386	*	Pactiv Corp	107,980
1,410	*	Spirit Aerosystems Holdings, Inc (Class A)	50,831
818	e	Thor Industries, Inc	36,925
1,823	e	Trinity Industries, Inc	79,373
		TOTAL TRANSPORTATION EQUIPMENT	1,307,805

TRANSPORTATION SERVICES - 0.80%
4,395		CH Robinson Worldwide, Inc	230,825
5,534		Expeditors International Washington, Inc	228,554
518	e	GATX Corp	25,512
2,506		UTI Worldwide, Inc	67,136
		TOTAL TRANSPORTATION SERVICES	552,027

TRUCKING AND WAREHOUSING - 0.28%
924		Con-way, Inc	46,422
2,529		J.B. Hunt Transport Services, Inc	74,150
1,534		Landstar System, Inc	74,016
		TOTAL TRUCKING AND WAREHOUSING	194,588

WATER TRANSPORTATION - 0.16%
1,260		Frontline Ltd	57,771
1,434	*	Kirby Corp	55,051
		TOTAL WATER TRANSPORTATION	112,822

WHOLESALE TRADE-DURABLE GOODS - 1.17%
1,758	*	Arrow Electronics, Inc	67,560
299		BorgWarner, Inc	25,726
2,993	*	Cytyc Corp	129,028
1,107		Martin Marietta Materials, Inc	179,356
3,613	*	Patterson Cos, Inc	134,657
1,281	e	Pool Corp	49,997
170		Reliance Steel & Aluminum Co	9,564
1,518		W.W. Grainger, Inc	141,250
1,184	*	WESCO International, Inc	71,573
		TOTAL WHOLESALE TRADE-DURABLE GOODS	808,711

WHOLESALE TRADE-NONDURABLE GOODS - 0.82%
1,726		Airgas, Inc	82,675
969	e*	Bare Escentuals, Inc	33,091
1,422	e	Brown-Forman Corp (Class B)	103,920

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
3,474	*	Endo Pharmaceuticals Holdings, Inc	$118,915
2,307	*	Henry Schein, Inc	123,263
1,280	e	Herbalife Ltd	50,752
942	e*	Tractor Supply Co	49,027
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	561,643

		TOTAL COMMON STOCKS
		(Cost $55,412,371)	68,758,274

SHORT-TERM INVESTMENTS - 13.43%
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 13.43%
9,241,938		State Street Navigator Securities Lending Prime Portfolio	9,241,938

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $9,241,938)	9,241,938

		TOTAL PORTFOLIO - 113.32%
		(Cost $64,654,309)	78,000,212
		OTHER ASSETS & LIABILITIES, NET - (13.32)%	(9,170,472)

		NET ASSETS - 100.00%	$68,829,740

	*	Non-income producing.
	d	All or a portion of these securities have been segregated by the custodian to cover margin or other
		requirements on open futures contracts in the amount of $12,926.
	e	All or a portion of these securities are out on loan.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
MID-CAP VALUE INDEX FUND
STATEMENT OF INVESTMENTS (unaudited)
June 30, 2007

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.70%

AMUSEMENT AND RECREATION SERVICES - 0.43%
7,041		Harrah's Entertainment, Inc	$600,316
3,146		International Speedway Corp (Class A)	165,826
1,687		Warner Music Group Corp	24,377
		TOTAL AMUSEMENT AND RECREATION SERVICES	790,519

APPAREL AND ACCESSORY STORES - 0.73%
1,229	*	AnnTaylor Stores Corp	43,531
13,595		Foot Locker, Inc	296,371
53,082		Gap, Inc	1,013,866
		TOTAL APPAREL AND ACCESSORY STORES	1,353,768

APPAREL AND OTHER TEXTILE PRODUCTS - 0.71%
9,641		Jones Apparel Group, Inc	272,358
8,625	e	Liz Claiborne, Inc	321,713
7,970		VF Corp	729,893
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	1,323,964

AUTO REPAIR, SERVICES AND PARKING - 0.30%
9,739	*	Hertz Global Holdings, Inc	258,765
5,540		Ryder System, Inc	298,052
		TOTAL AUTO REPAIR, SERVICES AND PARKING	556,817

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.22%
14,288	*	Autonation, Inc	320,623
4,326		United Auto Group Inc	92,101
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	412,724

BUSINESS SERVICES - 3.34%
4,979	*	Affiliated Computer Services, Inc (Class A)	282,409
5,226	*	Avis Budget Group, Inc	148,575
13,666		CA, Inc	352,993
17,838	*	Cadence Design Systems, Inc	391,722
1,171	*	Ceridian Corp	40,985
1,511	e*	Checkfree Corp	60,742
15,591	*	Computer Sciences Corp	922,208
5,345	e*	Compuware Corp	63,392
12,023	*	Convergys Corp	291,438
18,922		Electronic Data Systems Corp	524,707
17,896	*	Expedia, Inc	524,174
4,573		Fair Isaac Corp	183,469
2,678		Fidelity National Information Services, Inc	145,362
2,260	*	Getty Images, Inc	108,051
1,856		IMS Health, Inc	59,633
15,897	e*	Interpublic Group of Cos, Inc	181,226
14,213	*	Juniper Networks, Inc	357,741
859	*	Kinetic Concepts, Inc	44,642
13,808	*	NCR Corp	725,472
26,900	*	Novell, Inc	209,551

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
5,070		ServiceMaster Co	$78,382
31,152	*	Unisys Corp	284,729
7,232	*	United Rentals, Inc	235,329
		TOTAL BUSINESS SERVICES	6,216,932

CHEMICALS AND ALLIED PRODUCTS - 4.15%
10,165		Air Products & Chemicals, Inc	816,961
5,830		Alberto-Culver Co	138,288
977		Avery Dennison Corp	64,951
3,031		Avon Products, Inc	111,389
1,598		Cabot Corp	76,193
4,104		Celanese Corp (Series A)	159,153
3,925	*	Charles River Laboratories International, Inc	202,609
20,126		Chemtura Corp	223,600
1,537		Clorox Co	95,448
3,758		Cytec Industries, Inc	239,648
7,418		Eastman Chemical Co	477,200
3,551		FMC Corp	317,424
7,892		Huntsman Corp	191,855
2,089		International Flavors & Fragrances, Inc	108,920
2,741	*	Invitrogen Corp	202,149
21,994	e*	King Pharmaceuticals, Inc	449,997
4,520		Lubrizol Corp	291,766
20,327		Lyondell Chemical Co	754,538
13,290	*	Millennium Pharmaceuticals, Inc	140,475
7,821	*	Mosaic Co	305,175
14,533		PPG Industries, Inc	1,106,107
6,192		Rohm & Haas Co	338,579
1,501		RPM International, Inc	34,688
3,137	e	Scotts Miracle-Gro Co (Class A)	134,703
8,115		Sigma-Aldrich Corp	346,267
8,006		Valspar Corp	227,450
3,803	*	Watson Pharmaceuticals, Inc	123,712
1,196	e	Westlake Chemical Corp	33,632
		TOTAL CHEMICALS AND ALLIED PRODUCTS	7,712,877

COMMUNICATIONS - 4.32%
29,713	*	Avaya, Inc	500,367
13,080	*	Cablevision Systems Corp (Class A)	473,365
278	*	Central European Media Enterprises Ltd (Class A)	27,127
9,733		CenturyTel, Inc	477,404
23,758		Citizens Communications Co	362,785
2,057	*	Clearwire Corp (Class A)	50,253
3,735	*	Crown Castle International Corp	135,468
13,524		Embarq Corp	857,016
2,230		Hearst-Argyle Television, Inc	53,743
14,357	e*	IAC/InterActiveCorp	496,896
16,688	e*	Liberty Global, Inc (Class A)	684,876
11,421	*	Liberty Media Corp - Capital (Series A)	1,344,023
23,135	*	Liberty Media Holding Corp (Interactive A)	516,605
143,552	e*	Qwest Communications International, Inc	1,392,454
4,938		Telephone & Data Systems, Inc	308,971
999	*	US Cellular Corp	90,509
18,391		Windstream Corp	271,451
		TOTAL COMMUNICATIONS	8,043,313

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
DEPOSITORY INSTITUTIONS - 7.68%
11,287		Associated Banc-Corp	$369,085
8,312		Astoria Financial Corp	208,132
7,292		Bancorpsouth, Inc	178,362
2,753		Bank of Hawaii Corp	142,165
1,940		BOK Financial Corp	103,635
600	e	Capitol Federal Financial	22,152
3,782		City National Corp	287,772
14,042		Colonial Bancgroup, Inc	350,629
13,806		Comerica, Inc	821,043
12,080	e	Commerce Bancorp, Inc	446,839
6,369	e	Commerce Bancshares, Inc	288,516
11,728		Compass Bancshares, Inc	808,997
5,246		Cullen/Frost Bankers, Inc	280,504
5,406	e	East West Bancorp, Inc	210,185
541		First Citizens Bancshares, Inc (Class A)	105,170
11,192	e	First Horizon National Corp	436,488
15,766	e	Fulton Financial Corp	227,346
26,969		Hudson City Bancorp, Inc	329,561
20,880	e	Huntington Bancshares, Inc	474,811
6,254	e	IndyMac Bancorp, Inc	182,429
34,730		Keycorp	1,192,281
6,075		M&T Bank Corp	649,418
22,988		Marshall & Ilsley Corp	1,094,918
27,841	e	New York Community Bancorp, Inc	473,854
2,952		Northern Trust Corp	189,636
5,770		People's United Financial, Inc	102,302
25,281		Popular, Inc	406,266
9,734		Sky Financial Group, Inc	271,189
37,542		Sovereign Bancorp, Inc	793,638
15,250		Synovus Financial Corp	468,175
10,973		TCF Financial Corp	305,049
4,234		UnionBanCal Corp	252,770
11,141	e	Valley National Bancorp	250,561
1		Wachovia Corp	51
8,046		Washington Federal, Inc	195,598
4,818		Webster Financial Corp	205,584
5,770		Whitney Holding Corp	173,677
6,192		Wilmington Trust Corp	257,030
9,631		Zions Bancorporation	740,720
		TOTAL DEPOSITORY INSTITUTIONS	14,296,538

EDUCATIONAL SERVICES - 0.01%
331	*	Laureate Education, Inc	20,409
		TOTAL EDUCATIONAL SERVICES	20,409

ELECTRIC, GAS, AND SANITARY SERVICES - 13.34%
7,073		AGL Resources, Inc	286,315
10,070		Alliant Energy Corp	391,220
21,400	*	Allied Waste Industries, Inc	288,044
18,652		Ameren Corp	914,135
35,301		American Electric Power Co, Inc	1,589,957
6,887		Aqua America, Inc	154,889
7,916		Atmos Energy Corp	237,955
20,087		CMS Energy Corp	345,496
23,519		Consolidated Edison, Inc	1,061,177
3,575		Constellation Energy Group, Inc	311,633
4,645	e	DPL, Inc	131,639

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
15,585		DTE Energy Co	$751,509
25,092	*	Dynegy, Inc (Class A)	236,868
28,843		Edison International	1,618,669
61,531		El Paso Corp	1,060,179
6,349		Energen Corp	348,814
14,348		Energy East Corp	374,339
7,797		Great Plains Energy, Inc	227,049
7,460	e	Hawaiian Electric Industries, Inc	176,727
6,778	e	Integrys Energy Group, Inc	343,848
15,885		KeySpan Corp	666,852
16,340		MDU Resources Group, Inc	458,174
7,133	*	Mirant Corp	304,222
7,624	e	National Fuel Gas Co	330,195
24,764		NiSource, Inc	512,862
13,944		Northeast Utilities	395,452
4,182	*	NRG Energy, Inc	173,846
9,695		NSTAR	314,603
8,244		OGE Energy Corp	302,143
10,007		Oneok, Inc	504,453
17,286	e	Pepco Holdings, Inc	487,465
31,115		PG&E Corp	1,409,510
9,010		Pinnacle West Capital Corp	359,049
8,678		PPL Corp	406,044
22,972		Progress Energy, Inc	1,047,293
10,539		Puget Energy, Inc	254,833
9,373		Questar Corp	495,363
30,816	*	Reliant Energy, Inc	830,491
1,322		Republic Services, Inc	40,506
10,481		SCANA Corp	401,317
23,529		Sempra Energy	1,393,623
16,723	*	Sierra Pacific Resources	293,656
9,675		Southern Union Co	315,308
18,962		TECO Energy, Inc	325,767
9,564		UGI Corp	260,906
7,012	e	Vectren Corp	188,833
8,643		Williams Cos, Inc	273,292
10,623		Wisconsin Energy Corp	469,855
36,831		Xcel Energy, Inc	753,931
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	24,820,306

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 3.90%
10,384	*	ADC Telecommunications, Inc	190,339
29,010	e*	Advanced Micro Devices, Inc	414,843
43,281	*	Atmel Corp	240,642
5,462	*	Avnet, Inc	216,514
3,504		AVX Corp	58,657
10,988		Cooper Industries Ltd (Class A)	627,305
5,600	e*	Cree, Inc	144,760
11,439		Eaton Corp	1,063,827
1,408	*	Energizer Holdings, Inc	140,237
6,441	*	Fairchild Semiconductor International, Inc	124,440
11,633	*	Integrated Device Technology, Inc	177,636
4,968	*	International Rectifier Corp	185,108
5,529		Intersil Corp (Class A)	173,942
2,378	*	Jarden Corp	102,278
8,239	*	JDS Uniphase Corp	110,650
7,356		L-3 Communications Holdings, Inc	716,401

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
1,161		Lincoln Electric Holdings, Inc	$86,193
27,743	*	LSI Logic Corp	208,350
45,131	*	Micron Technology, Inc	565,491
5,239		Molex, Inc	157,222
4,071	*	Novellus Systems, Inc	115,494
1,432	*	QLogic Corp	23,843
3,577		RadioShack Corp	118,542
1,158	e*	Rambus, Inc	20,821
36,380	e*	Sanmina-SCI Corp	113,869
3,652		Teleflex, Inc	298,661
39,293	*	Tellabs, Inc	422,793
13,432	*	Vishay Intertechnology, Inc	212,494
2,004		Whirlpool Corp	222,845
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	7,254,197

ENGINEERING AND MANAGEMENT SERVICES - 0.41%
3,248	*	Hewitt Associates, Inc (Class A)	103,936
14,942	*	KBR, Inc	391,929
1,011		Quest Diagnostics, Inc	52,218
682	*	Shaw Group, Inc	31,570
3,740	*	URS Corp	181,577
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	761,230

FABRICATED METAL PRODUCTS - 1.35%
408	*	Alliant Techsystems, Inc	40,453
10,925		Commercial Metals Co	368,937
4,509		Crane Co	204,934
10,229		Parker Hannifin Corp	1,001,521
8,834		Pentair, Inc	340,727
5,115		Snap-On, Inc	258,359
5,013		Stanley Works	304,289
		TOTAL FABRICATED METAL PRODUCTS	2,519,220

FOOD AND KINDRED PRODUCTS - 4.28%
10,647		Bunge Ltd	899,672
8,720		Campbell Soup Co	338,423
27,732		Coca-Cola Enterprises, Inc	665,568
44,092		ConAgra Foods, Inc	1,184,311
16,759	*	Constellation Brands, Inc (Class A)	406,909
6,730		Corn Products International, Inc	305,879
18,231		Del Monte Foods Co	221,689
13,140		H.J. Heinz Co	623,756
4,320		Hershey Co	218,678
6,687		Hormel Foods Corp	249,759
5,282		J.M. Smucker Co	336,252
3,432		McCormick & Co, Inc	131,034
4,793		Molson Coors Brewing Co (Class B)	443,161
8,808		Pepsi Bottling Group, Inc	296,653
5,791		PepsiAmericas, Inc	142,227
31,016		Sara Lee Corp	539,678
9,826	*	Smithfield Foods, Inc	302,543
22,496		Tyson Foods, Inc (Class A)	518,308
2,494		Wrigley (Wm.) Jr Co	137,943
		TOTAL FOOD AND KINDRED PRODUCTS	7,962,443

FOOD STORES - 1.18%
39,092		Safeway, Inc	1,330,301

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
18,587		Supervalu, Inc	$860,950
		TOTAL FOOD STORES	2,191,251

FORESTRY - 0.15%
6,312		Rayonier, Inc	284,924
		TOTAL FORESTRY	284,924

FURNITURE AND FIXTURES - 0.82%
4,424		Hillenbrand Industries, Inc	287,560
15,067		Leggett & Platt, Inc	332,227
31,498		Masco Corp	896,748
		TOTAL FURNITURE AND FIXTURES	1,516,535

FURNITURE AND HOMEFURNISHINGS STORES - 0.35%
8,578	e	Circuit City Stores, Inc	129,356
4,874	e*	Mohawk Industries, Inc	491,250
1,559		Steelcase, Inc (Class A)	28,842
		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	649,448

GENERAL BUILDING CONTRACTORS - 1.42%
10,002		Centex Corp	401,080
27,614		DR Horton, Inc	550,347
6,760	e	KB Home	266,141
11,998		Lennar Corp (Class A)	438,647
2,967		MDC Holdings, Inc	143,484
231	*	NVR, Inc	157,022
12,044	e	Pulte Homes, Inc	270,388
3,720	e	Ryland Group, Inc	139,016
11,157	e*	Toll Brothers, Inc	278,702
		TOTAL GENERAL BUILDING CONTRACTORS	2,644,827

GENERAL MERCHANDISE STORES - 0.25%
6,151	*	BJ's Wholesale Club, Inc	221,621
5,749	e	Dillard's, Inc (Class A)	206,562
1,746		Saks, Inc	37,277
		TOTAL GENERAL MERCHANDISE STORES	465,460

HEALTH SERVICES - 1.26%
9,169		AmerisourceBergen Corp	453,590
2,279		Brookdale Senior Living, Inc	103,854
7,748	*	Community Health Systems, Inc	313,407
899	*	Coventry Health Care, Inc	51,827
20,183		Health Management Associates, Inc (Class A)	229,279
5,109	*	LifePoint Hospitals, Inc	197,616
9,456		Omnicare, Inc	340,983
10,226	e*	Tenet Healthcare Corp	66,571
7,398	*	Triad Hospitals, Inc	397,716
3,010		Universal Health Services, Inc (Class B)	185,115
		TOTAL HEALTH SERVICES	2,339,958

HOLDING AND OTHER INVESTMENT OFFICES - 11.20%
13,500	e	Allied Capital Corp	417,960
8,986		AMB Property Corp	478,235
23,190		Annaly Mortgage Management, Inc	334,400
8,136		Apartment Investment & Management Co (Class A)	410,217
19,607		Archstone-Smith Trust	1,158,970
7,139		AvalonBay Communities, Inc	848,684

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
9,070		Boston Properties, Inc	$926,319
8,248		Brandywine Realty Trust	235,728
4,660	e	BRE Properties, Inc (Class A)	276,291
5,116		Camden Property Trust	342,619
5,837		CBL & Associates Properties, Inc	210,424
4,174		Colonial Properties Trust	152,142
10,771		Developers Diversified Realty Corp	567,739
7,616		Douglas Emmett, Inc	188,420
3,259		Duke Realty Corp	116,249
25,739		Equity Residential	1,174,471
1,152	e	Essex Property Trust, Inc	133,978
2,463		Federal Realty Investment Trust	190,291
8,408		General Growth Properties, Inc	445,204
18,010		Health Care Property Investors, Inc	521,029
6,238		Health Care REIT, Inc	251,766
8,453		Hospitality Properties Trust	350,715
46,213		Host Marriott Corp	1,068,445
19,089		HRPT Properties Trust	198,526
18,515		iShares Russell Midcap Value Index Fund	2,915,372
11,463		iStar Financial, Inc	508,155
19,009		Kimco Realty Corp	723,673
8,098	e	Liberty Property Trust	355,745
6,155		Mack-Cali Realty Corp	267,681
14,427		Plum Creek Timber Co, Inc	601,029
2,840		Prologis	161,596
10,196		Public Storage, Inc	783,257
6,225		Regency Centers Corp	438,863
5,260		SL Green Realty Corp	651,661
2,266		Taubman Centers, Inc	112,416
7,659	*	TFS Financial Corp	88,385
10,967		Thornburg Mortgage, Inc	287,116
26,412		Virgin Media, Inc	643,660
11,875		Vornado Realty Trust	1,304,350
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	20,841,781

HOTELS AND OTHER LODGING PLACES - 0.37%
1,628	e	Station Casinos, Inc	141,310
14,946	*	Wyndham Worldwide Corp	541,942
		TOTAL HOTELS AND OTHER LODGING PLACES	683,252

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.06%
2,817	*	AGCO Corp	122,286
2,820		Black & Decker Corp	249,034
3,985		Carlisle Cos, Inc	185,342
12,267		Dover Corp	627,457
574		Flowserve Corp	41,098
4,680	*	Gardner Denver, Inc	199,134
25,045		Ingersoll-Rand Co Ltd (Class A)	1,372,967
6,027		Jabil Circuit, Inc	133,016
1,448		Kennametal, Inc	118,779
4,422		Lennox International, Inc	151,365
3,816	*	Lexmark International, Inc (Class A)	188,167
1,034		Pall Corp	47,554
8,201	*	SanDisk Corp	401,357
29,886		Seagate Technology, Inc	650,618
54,321	*	Solectron Corp	199,901
5,038		SPX Corp	442,387

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
8,083		Timken Co	$291,877
13,732	*	Western Digital Corp	265,714
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	5,688,053

INSTRUMENTS AND RELATED PRODUCTS - 2.14%
12,788		Applera Corp (Applied Biosystems Group)	390,546
3,770	e	Bausch & Lomb, Inc	261,789
1,009		Beckman Coulter, Inc	65,262
2,364	e	Cooper Cos, Inc	126,048
3,210		DRS Technologies, Inc	183,837
25,742	e	Eastman Kodak Co	716,400
7,774		PerkinElmer, Inc	202,590
3,539		Pitney Bowes, Inc	165,696
5,482		Tektronix, Inc	184,963
8,312	*	Teradyne, Inc	146,125
82,976	*	Xerox Corp	1,533,396
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	3,976,652

INSURANCE AGENTS, BROKERS AND SERVICE - 0.97%
26,134		AON Corp	1,113,570
7,002	e	Gallagher (Arthur J.) & Co	195,216
807		White Mountains Insurance Group Ltd	489,058
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	1,797,844

INSURANCE CARRIERS - 9.83%
447	e*	Alleghany Corp	181,706
5,346		Allied World Assurance Holdings Ltd	273,983
9,023		Ambac Financial Group, Inc	786,715
7,746	e	American Financial Group, Inc	264,526
1,287		American National Insurance Co	196,396
4,503	*	Arch Capital Group Ltd	326,648
10,759		Assurant, Inc	633,920
13,610		Axis Capital Holdings Ltd	553,247
14,228		Cincinnati Financial Corp	617,495
2,030	e	CNA Financial Corp	96,811
16,406	*	Conseco, Inc	342,721
5,069		Endurance Specialty Holdings Ltd	202,963
3,445		Erie Indemnity Co (Class A)	186,168
5,592		Everest Re Group Ltd	607,515
19,466		Fidelity National Title Group, Inc (Class A)	461,344
8,553		First American Corp	423,374
38,207		Genworth Financial, Inc (Class A)	1,314,321
4,133		Hanover Insurance Group, Inc	201,649
5,637		HCC Insurance Holdings, Inc	188,332
14,826	e	Leucadia National Corp	522,617
881	*	Markel Corp	426,897
11,578		MBIA, Inc	720,383
2,300		Mercury General Corp	126,753
7,536	e	MGIC Investment Corp	428,497
4,441		Nationwide Financial Services, Inc (Class A)	280,760
20,871		Old Republic International Corp	443,717
1,995		OneBeacon Insurance Group Ltd	50,533
3,896		PartnerRe Ltd	301,940
930	*	Philadelphia Consolidated Holding Co	38,874
7,875		PMI Group, Inc	351,776
22,377		Principal Financial Group	1,304,355
6,341		Protective Life Corp	303,163

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
7,258		Radian Group, Inc	$391,932
2,680		Reinsurance Group Of America, Inc	161,443
6,397		RenaissanceRe Holdings Ltd	396,550
9,560		Safeco Corp	595,206
4,968		Stancorp Financial Group, Inc	260,721
8,454		Torchmark Corp	566,418
1,560		Transatlantic Holdings, Inc	110,963
4,325		Unitrin, Inc	212,704
30,347		UnumProvident Corp	792,360
11,028		W.R. Berkley Corp	358,851
144		Wesco Financial Corp	55,440
14,535		XL Capital Ltd (Class A)	1,225,155
		TOTAL INSURANCE CARRIERS	18,287,842

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.14%
7,453		Laidlaw International, Inc	257,501
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	257,501

LUMBER AND WOOD PRODUCTS - 0.10%
9,783		Louisiana-Pacific Corp	185,094
		TOTAL LUMBER AND WOOD PRODUCTS	185,094

MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.06%
1,720	*	Armstrong World Industries, Inc	86,258
13,513		Fortune Brands, Inc	1,113,066
9,355		Hasbro, Inc	293,841
19,223		Mattel, Inc	486,150
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	1,979,315

MISCELLANEOUS RETAIL - 0.30%
4,151		Barnes & Noble, Inc	159,689
3,613		OfficeMax, Inc	141,991
41,153	e*	Rite Aid Corp	262,556
		TOTAL MISCELLANEOUS RETAIL	564,236

MOTION PICTURES - 0.17%
11,119	*	Discovery Holding Co (Class A)	255,626
1,416	*	DreamWorks Animation SKG, Inc (Class A)	40,837
740	e	Regal Entertainment Group (Class A)	16,228
		TOTAL MOTION PICTURES	312,691

NONDEPOSITORY INSTITUTIONS - 1.06%
14,671		American Capital Strategies Ltd	623,811
9,729	e*	AmeriCredit Corp	258,305
3,381	e	CapitalSource, Inc	83,139
16,977		CIT Group, Inc	930,849
390		Student Loan Corp	79,521
		TOTAL NONDEPOSITORY INSTITUTIONS	1,975,625

OIL AND GAS EXTRACTION - 2.23%
17,007	e	Chesapeake Energy Corp	588,442
7,496	e	Cimarex Energy Co	295,417
1,274	*	Continental Resources, Inc	20,384
964		ENSCO International, Inc	58,814
1,556		Equitable Resources, Inc	77,115
7,084	e*	Forest Oil Corp	299,370
1,633	*	Helix Energy Solutions Group, Inc	65,173

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
9,148		Helmerich & Payne, Inc	$324,022
2,937	*	Nabors Industries Ltd	98,037
13,872		Patterson-UTI Energy, Inc	363,585
11,135		Pioneer Natural Resources Co	542,386
6,331	*	Plains Exploration & Production Co	302,685
5,259	e	Pogo Producing Co	267,105
3,803	*	Pride International, Inc	142,460
2,800		Rowan Cos, Inc	114,744
2,093	*	SEACOR Holdings, Inc	195,402
5,312		St. Mary Land & Exploration Co	194,525
1,773	e	Tidewater, Inc	125,670
895	*	Unit Corp	56,304
889		W&T Offshore, Inc	24,883
		TOTAL OIL AND GAS EXTRACTION	4,156,523

PAPER AND ALLIED PRODUCTS - 1.28%
9,517		Bemis Co	315,774
19,637	*	Domtar Corporation	219,149
16,452		MeadWestvaco Corp	581,085
23,105	*	Smurfit-Stone Container Corp	307,528
8,993		Sonoco Products Co	384,990
9,368		Temple-Inland, Inc	576,413
		TOTAL PAPER AND ALLIED PRODUCTS	2,384,939

PERSONAL SERVICES - 0.25%
2,871		Cintas Corp	113,204
26,860		Service Corp International	343,271
		TOTAL PERSONAL SERVICES	456,475

PETROLEUM AND COAL PRODUCTS - 2.36%
5,166		Ashland, Inc	330,366
4,744		Frontier Oil Corp	207,645
24,686		Hess Corp	1,455,487
16,655	e	Murphy Oil Corp	989,973
11,680	*	Newfield Exploration Co	532,024
12,978		Noble Energy, Inc	809,697
1,158	e	Western Refining, Inc	66,932
		TOTAL PETROLEUM AND COAL PRODUCTS	4,392,124

PIPELINES, EXCEPT NATURAL GAS - 0.78%
55,706		Spectra Energy Corp	1,446,128
		TOTAL PIPELINES, EXCEPT NATURAL GAS	1,446,128

PRIMARY METAL INDUSTRIES - 0.91%
987		Carpenter Technology Corp	128,616
3,511		Hubbell, Inc (Class B)	190,366
5,572		Steel Dynamics, Inc	233,523
10,473		United States Steel Corp	1,138,939
		TOTAL PRIMARY METAL INDUSTRIES	1,691,444

PRINTING AND PUBLISHING - 2.04%
7,974	e	EW Scripps Co (Class A)	364,332
20,773		Gannett Co, Inc	1,141,476
800		Harte-Hanks, Inc	20,544
4,586	e	McClatchy Co (Class A)	116,072
9,473	e	New York Times Co (Class A)	240,614
6,145	*	R.H. Donnelley Corp	465,668

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
19,629		R.R. Donnelley & Sons Co	$854,058
7,374		Tribune Co	216,796
485		Washington Post Co (Class B)	376,404
		TOTAL PRINTING AND PUBLISHING	3,795,964

RAILROAD TRANSPORTATION - 0.83%
32,083	d	CSX Corp	1,446,302
2,736	e*	Kansas City Southern Industries, Inc	102,709
		TOTAL RAILROAD TRANSPORTATION	1,549,011

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.39%
11,922		Newell Rubbermaid, Inc	350,864
12,328		Sealed Air Corp	382,415
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	733,279

SECURITY AND COMMODITY BROKERS - 1.99%
961		A.G. Edwards, Inc	81,253
20,737		Ameriprise Financial, Inc	1,318,251
2,430		BlackRock, Inc	380,514
23,582	*	E*Trade Financial Corp	520,926
3,811		Janus Capital Group, Inc	106,098
11,387		Jefferies Group, Inc	307,221
6,861		Legg Mason, Inc	674,985
1,996	*	Nasdaq Stock Market, Inc	59,301
8,230	e	Raymond James Financial, Inc	254,307
		TOTAL SECURITY AND COMMODITY BROKERS	3,702,856

STONE, CLAY, AND GLASS PRODUCTS - 0.37%
9,568	e*	Owens Corning, Inc	321,772
652	*	Owens-Illinois, Inc	22,820
7,094	e*	USG Corp	347,890
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	692,482

TOBACCO PRODUCTS - 0.35%
3,906		Loews Corp (Carolina Group)	301,817
6,508	e	UST, Inc	349,545
		TOTAL TOBACCO PRODUCTS	651,362

TRANSPORTATION BY AIR - 0.74%
7,850	*	Northwest Airlines Corp	174,270
54,610	e	Southwest Airlines Co	814,235
4,163	*	UAL Corp	168,976
7,204	*	US Airways Group, Inc	218,065
		TOTAL TRANSPORTATION BY AIR	1,375,546

TRANSPORTATION EQUIPMENT - 2.08%
2,876		Autoliv, Inc	163,558
7,816		Brunswick Corp	255,036
160,971	e*	Ford Motor Co	1,516,347
15,082		Genuine Parts Co	748,067
14,059		ITT Industries, Inc	959,949
1,350	*	Spirit Aerosystems Holdings, Inc (Class A)	48,668
894	e	Trinity Industries, Inc	38,925
3,823	*	TRW Automotive Holdings Corp	140,801
		TOTAL TRANSPORTATION EQUIPMENT	3,871,351

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
TRANSPORTATION SERVICES - 0.07%
2,672	e	GATX Corp	$131,596
		TOTAL TRANSPORTATION SERVICES	131,596

TRUCKING AND WAREHOUSING - 0.13%
889		Con-way, Inc	44,663
5,254	e*	YRC Worldwide, Inc	193,347
		TOTAL TRUCKING AND WAREHOUSING	238,010

WATER TRANSPORTATION - 0.62%
4,036		Alexander & Baldwin, Inc	214,352
2,855		Overseas Shipholding Group, Inc	232,397
11,794		Royal Caribbean Cruises Ltd	506,906
3,504		Teekay Corp	202,917
		TOTAL WATER TRANSPORTATION	1,156,572

WHOLESALE TRADE-DURABLE GOODS - 0.76%
4,934	*	Arrow Electronics, Inc	189,614
4,077		BorgWarner, Inc	350,785
12,709	*	Ingram Micro, Inc (Class A)	275,912
5,247		Reliance Steel & Aluminum Co	295,196
5,149	e*	Tech Data Corp	198,031
1,127		W.W. Grainger, Inc	104,867
		TOTAL WHOLESALE TRADE-DURABLE GOODS	1,414,405

WHOLESALE TRADE-NONDURABLE GOODS - 0.52%
493		Airgas, Inc	23,615
1,953	e	Brown-Forman Corp (Class B)	142,725
10,749		Dean Foods Co	342,571
12,991		Idearc, Inc	458,968
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	967,879

		TOTAL COMMON STOCKS
		(Cost $157,988,975)	185,495,492

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 8.75%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.11%
$ 210,000	d	Federal Home Loan Bank, 07/02/07	210,000
SHARES		COMPANY
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 8.64%
16,075,497		State Street Navigator Securities Lending Prime Portfolio	16,075,497

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $16,285,469)	16,285,497

		TOTAL PORTFOLIO - 108.45%
		(Cost $174,274,444)	201,780,989
		OTHER ASSETS & LIABILITIES, NET - (8.45)%	(15,721,015)

		NET ASSETS - 100.00%	$186,059,974

	*	Non-income producing.
	d	All or a portion of these securities have been segregated by the custodian to cover margin or other
		requirements on open futures contracts in the amount of $268,520.
	e	All or a portion of these securities are out on loan.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
MID-CAP BLEND INDEX FUND
STATEMENT OF INVESTMENTS (unaudited)
June 30, 2007

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.81%

AMUSEMENT AND RECREATION SERVICES - 0.59%
10,875	*	Activision, Inc	$203,036
7,308		Harrah's Entertainment, Inc	623,080
1,480		International Speedway Corp (Class A)	78,011
2,862	*	Penn National Gaming, Inc	171,978
1,373		Warner Music Group Corp	19,840
		TOTAL AMUSEMENT AND RECREATION SERVICES	1,095,945

APPAREL AND ACCESSORY STORES - 1.33%
3,435		Abercrombie & Fitch Co (Class A)	250,686
6,992		American Eagle Outfitters, Inc	179,415
2,660	*	AnnTaylor Stores Corp	94,217
6,795	*	Chico's FAS, Inc	165,390
5,962		Foot Locker, Inc	129,972
22,486		Gap, Inc	429,483
3,631	*	Hanesbrands, Inc	98,146
13,527		Limited Brands, Inc	371,316
9,786		Nordstrom, Inc	500,260
5,329		Ross Stores, Inc	164,133
4,474	*	Urban Outfitters, Inc	107,510
		TOTAL APPAREL AND ACCESSORY STORES	2,490,528

APPAREL AND OTHER TEXTILE PRODUCTS - 0.56%
2,043		Guess ?, Inc	98,146
4,176		Jones Apparel Group, Inc	117,972
4,010	e	Liz Claiborne, Inc	149,573
2,041		Phillips-Van Heusen Corp	123,623
2,393		Polo Ralph Lauren Corp	234,777
3,427	e	VF Corp	313,845
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	1,037,936

AUTO REPAIR, SERVICES AND PARKING - 0.24%
11,869	*	Hertz Global Holdings, Inc	315,359
2,487	e	Ryder System, Inc	133,801
		TOTAL AUTO REPAIR, SERVICES AND PARKING	449,160

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.59%
4,087		Advance Auto Parts	165,646
6,043	*	Autonation, Inc	135,605
1,780	*	Autozone, Inc	243,184
8,190	*	Carmax, Inc	208,845
2,622	*	Copart, Inc	80,207
4,379	*	O'Reilly Automotive, Inc	160,052
2,322		United Auto Group, Inc	49,435
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	1,042,974

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
BUILDING MATERIALS AND GARDEN SUPPLIES - 0.11%
4,854	e	Fastenal Co	$203,188
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	203,188

BUSINESS SERVICES - 7.06%
2,435		Acxiom Corp	64,406
3,550	*	Affiliated Computer Services, Inc (Class A)	201,356
830		Aircastle Ltd	33,042
6,377	*	Akamai Technologies, Inc	310,177
3,032	*	Alliance Data Systems Corp	234,313
7,366	*	Amdocs Ltd	293,314
2,712	e*	aQuantive, Inc	173,026
8,854	*	Autodesk, Inc	416,846
3,435	*	Avis Budget Group, Inc	97,657
15,048	*	BEA Systems, Inc	206,007
7,695	*	BMC Software, Inc	233,159
1,674		Brink's Co	103,604
15,803		CA, Inc	408,191
10,680	*	Cadence Design Systems, Inc	234,533
5,677	*	Ceridian Corp	198,695
2,654	e*	Cerner Corp	147,217
3,052	e*	Checkfree Corp	122,690
2,919	*	ChoicePoint, Inc	123,912
6,929	*	Citrix Systems, Inc	233,299
1,310	e*	Clear Channel Outdoor Holdings, Inc (Class A)	37,125
5,540	*	Cognizant Technology Solutions Corp (Class A)	415,999
6,648	*	Computer Sciences Corp	393,229
11,556	e*	Compuware Corp	137,054
5,252	*	Convergys Corp	127,308
2,072	*	DST Systems, Inc	164,123
11,953	*	Electronic Arts, Inc	565,616
19,528		Electronic Data Systems Corp	541,511
5,582		Equifax, Inc	247,952
7,802	e*	Expedia, Inc	228,521
1,645	*	F5 Networks, Inc	132,587
1,695		Factset Research Systems, Inc	115,853
2,261		Fair Isaac Corp	90,711
7,396		Fidelity National Information Services, Inc	401,455
6,453	*	Fiserv, Inc	366,530
2,035	*	Getty Images, Inc	97,293
6,617	*	HLTH Corp	92,704
7,528		IMS Health, Inc	241,875
17,999	e*	Interpublic Group of Cos, Inc	205,189
12,919	*	Intuit, Inc	388,604
7,028	*	Iron Mountain, Inc	183,642
21,891	*	Juniper Networks, Inc	550,996
1,817	*	Kinetic Concepts, Inc	94,429
3,174		Lamar Advertising Co (Class A)	199,200
3,243	e	Manpower, Inc	299,134
3,058	e	Mastercard, Inc (Class A)	507,230
6,120	*	McAfee, Inc	215,424
3,313		MoneyGram International, Inc	92,598
4,826	*	Monster Worldwide, Inc	198,349
3,747	*	NAVTEQ Corp	158,648

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
6,902	*	NCR Corp	$362,631
14,319	*	Novell, Inc	111,545
7,528	*	Red Hat, Inc	167,724
5,642		Robert Half International, Inc	205,933
3,621	e*	Salesforce.com, Inc	155,196
11,220		ServiceMaster Co	173,461
5,660	*	Synopsys, Inc	149,594
1,640	e	Total System Services, Inc	48,396
13,433	*	Unisys Corp	122,778
2,878	*	United Rentals, Inc	93,650
9,319	*	VeriSign, Inc	295,692
298	*	WebMD Health Corp (Class A)	14,027
		TOTAL BUSINESS SERVICES	13,226,960

CHEMICALS AND ALLIED PRODUCTS - 5.09%
1,097	e*	Abraxis BioScience, Inc	24,386
8,313		Air Products & Chemicals, Inc	668,116
3,065		Albemarle Corp	118,094
3,024		Alberto-Culver Co	71,729
3,848		Avery Dennison Corp	255,815
16,942		Avon Products, Inc	622,619
4,336	*	Barr Pharmaceuticals, Inc	217,797
2,590		Cabot Corp	123,491
5,013		Celanese Corp (Series A)	194,404
2,540	e*	Cephalon, Inc	204,191
2,584	e*	Charles River Laboratories International, Inc	133,386
9,378		Chemtura Corp	104,190
2,526		Church & Dwight Co, Inc	122,410
5,855		Clorox Co	363,596
1,684		Cytec Industries, Inc	107,389
3,153		Dade Behring Holdings, Inc	167,487
3,340		Eastman Chemical Co	214,862
6,707		Ecolab, Inc	286,389
4,193		Estee Lauder Cos (Class A)	190,823
1,469		FMC Corp	131,314
12,279	*	Forest Laboratories, Inc	560,536
6,009	*	Hospira, Inc	234,591
3,764		Huntsman Corp	91,503
1,189	*	Idexx Laboratories, Inc	112,515
2,297	*	ImClone Systems, Inc	81,222
3,424		International Flavors & Fragrances, Inc	178,527
1,882	*	Invitrogen Corp	138,798
9,480	*	King Pharmaceuticals, Inc	193,961
2,710		Lubrizol Corp	174,931
8,878	e	Lyondell Chemical Co	329,551
12,326	*	Millennium Pharmaceuticals, Inc	130,286
6,120	*	Mosaic Co	238,802
9,543	e*	Mylan Laboratories, Inc	173,587
5,041		Nalco Holding Co	138,375
1,963	*	NBTY, Inc	84,802
4,472	e*	PDL BioPharma, Inc	104,198
6,299		PPG Industries, Inc	479,417
5,848		Rohm & Haas Co	319,769
4,640	e	RPM International, Inc	107,230

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
1,671	e	Scotts Miracle-Gro Co (Class A)	$71,753
4,082	*	Sepracor, Inc	167,444
4,263		Sherwin-Williams Co	283,362
5,037		Sigma-Aldrich Corp	214,929
3,933		Valspar Corp	111,737
3,394	*	VCA Antech, Inc	127,920
5,222	*	Vertex Pharmaceuticals, Inc	149,140
3,293	*	Warner Chilcott Ltd (Class A)	59,570
4,170	e*	Watson Pharmaceuticals, Inc	135,650
782	e	Westlake Chemical Corp	21,990
		TOTAL CHEMICALS AND ALLIED PRODUCTS	9,538,584

COAL MINING - 0.58%
5,475	e	Arch Coal, Inc	190,530
6,988		Consol Energy, Inc	322,217
3,319		Massey Energy Co	88,451
9,998		Peabody Energy Corp	483,703
		TOTAL COAL MINING	1,084,901

COMMUNICATIONS - 4.07%
16,160	*	American Tower Corp (Class A)	678,720
17,295	*	Avaya, Inc	291,248
8,659	*	Cablevision Systems Corp (Class A)	313,369
1,311	*	Central European Media Enterprises Ltd (Class A)	127,927
4,203		CenturyTel, Inc	206,157
13,144		Citizens Communications Co	200,709
719	*	Clearwire Corp (Class A)	17,565
8,564	*	Crown Castle International Corp	310,616
1,521	e*	CTC Media, Inc	41,280
8,020	*	EchoStar Communications Corp (Class A)	347,827
5,907		Embarq Corp	374,327
2,756		Global Payments, Inc	109,275
1,041		Hearst-Argyle Television, Inc	25,088
6,704	*	IAC/InterActiveCorp	232,025
1,975	*	Leap Wireless International, Inc	166,888
58,870	e*	Level 3 Communications, Inc	344,390
14,898	e*	Liberty Global, Inc (Class A)	611,414
4,951	*	Liberty Media Corp - Capital (Series A)	582,634
25,008	*	Liberty Media Holding Corp (Interactive A)	558,429
2,163	*	MetroPCS Communications, Inc	71,466
2,644	e*	NeuStar, Inc (Class A)	76,597
6,252	*	NII Holdings, Inc	504,786
61,993	e*	Qwest Communications International, Inc	601,332
3,998	e*	SBA Communications Corp (Class A)	134,293
3,982		Telephone & Data Systems, Inc	249,154
721	*	US Cellular Corp	65,323
17,486		Windstream Corp	258,093
10,958	e*	XM Satellite Radio Holdings, Inc (Class A)	128,976
		TOTAL COMMUNICATIONS	7,629,908

DEPOSITORY INSTITUTIONS - 3.91%
4,894		Associated Banc-Corp	160,034
3,349		Astoria Financial Corp	83,859
3,245		Bancorpsouth, Inc	79,373

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
1,902		Bank of Hawaii Corp	$98,219
914		BOK Financial Corp	48,826
920	e	Capitol Federal Financial	33,966
1,571		City National Corp	119,537
6,050		Colonial Bancgroup, Inc	151,069
5,984		Comerica, Inc	355,868
7,522		Commerce Bancorp, Inc	278,239
2,672		Commerce Bancshares, Inc	121,042
5,055		Compass Bancshares, Inc	348,694
2,410	e	Cullen/Frost Bankers, Inc	128,863
2,457	e	East West Bancorp, Inc	95,528
260		First Citizens Bancshares, Inc (Class A)	50,544
4,824	e	First Horizon National Corp	188,136
7,021	e	Fulton Financial Corp	101,243
20,892		Hudson City Bancorp, Inc	255,300
9,052	e	Huntington Bancshares, Inc	205,842
2,891	e	IndyMac Bancorp, Inc	84,330
2,680		Investors Financial Services Corp	165,276
15,055		Keycorp	516,838
2,634		M&T Bank Corp	281,575
9,943		Marshall & Ilsley Corp	473,585
11,843	e	New York Community Bancorp, Inc	201,568
8,418		Northern Trust Corp	540,772
7,506		People's United Financial, Inc	133,081
10,900		Popular, Inc	175,163
4,380		Sky Financial Group, Inc	122,027
16,032		Sovereign Bancorp, Inc	338,916
10,642		Synovus Financial Corp	326,709
5,160		TCF Financial Corp	143,448
1,836		UnionBanCal Corp	109,609
5,250	e	Valley National Bancorp	118,073
3,500		Washington Federal, Inc	85,085
2,205		Webster Financial Corp	94,087
2,821		Whitney Holding Corp	84,912
2,700		Wilmington Trust Corp	112,077
4,148		Zions Bancorporation	319,023
		TOTAL DEPOSITORY INSTITUTIONS	7,330,336

EATING AND DRINKING PLACES - 0.80%
4,354		Brinker International, Inc	127,442
1,979		Burger King Holdings, Inc	52,127
2,758	e*	Cheesecake Factory	67,626
5,429		Darden Restaurants, Inc	238,822
7,266		Tim Hortons, Inc	223,430
3,388	e	Wendy's International, Inc	124,509
20,282		Yum! Brands, Inc	663,627
		TOTAL EATING AND DRINKING PLACES	1,497,583

EDUCATIONAL SERVICES - 0.40%
5,698	*	Apollo Group, Inc (Class A)	332,934
3,648	e*	Career Education Corp	123,193
1,562	*	ITT Educational Services, Inc	183,348
1,812	*	Laureate Education, Inc	111,728
		TOTAL EDUCATIONAL SERVICES	751,203

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE

ELECTRIC, GAS, AND SANITARY SERVICES - 7.88%
25,619	*	AES Corp	$560,544
3,170		AGL Resources, Inc	128,322
6,359	*	Allegheny Energy, Inc	329,015
4,365		Alliant Energy Corp	169,580
10,203	*	Allied Waste Industries, Inc	137,332
7,945		Ameren Corp	389,384
15,301		American Electric Power Co, Inc	689,157
5,430		Aqua America, Inc	122,121
3,412		Atmos Energy Corp	102,565
12,725		Centerpoint Energy, Inc	221,415
8,617		CMS Energy Corp	148,212
10,381		Consolidated Edison, Inc	468,391
6,919		Constellation Energy Group, Inc	603,129
4,464	*	Covanta Holding Corp	110,038
4,352	e	DPL, Inc	123,336
6,756		DTE Energy Co	325,774
12,961	*	Dynegy, Inc (Class A)	122,352
12,503		Edison International	701,668
26,866		El Paso Corp	462,901
2,752		Energen Corp	151,195
6,031		Energy East Corp	157,349
3,299		Great Plains Energy, Inc	96,067
3,143	e	Hawaiian Electric Industries, Inc	74,458
2,906		Integrys Energy Group, Inc	147,421
6,746		KeySpan Corp	283,197
6,975		MDU Resources Group, Inc	195,579
9,819	*	Mirant Corp	418,780
3,202	e	National Fuel Gas Co	138,679
10,516		NiSource, Inc	217,786
5,930		Northeast Utilities	168,175
9,300	*	NRG Energy, Inc	386,601
4,099		NSTAR	133,013
3,550		OGE Energy Corp	130,108
4,259		Oneok, Inc	214,696
7,410	e	Pepco Holdings, Inc	208,962
13,489		PG&E Corp	611,052
3,848		Pinnacle West Capital Corp	153,343
14,812		PPL Corp	693,053
9,894		Progress Energy, Inc	451,067
4,800		Puget Energy, Inc	116,064
6,617		Questar Corp	349,708
13,108	*	Reliant Energy, Inc	353,261
6,489		Republic Services, Inc	198,823
4,478		SCANA Corp	171,463
10,123		Sempra Energy	599,585
8,494	*	Sierra Pacific Resources	149,155
4,355		Southern Union Co	141,929
3,473	*	Stericycle, Inc	154,410
8,171		TECO Energy, Inc	140,378
4,079		UGI Corp	111,275
2,980	e	Vectren Corp	80,251
23,096		Williams Cos, Inc	730,296

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
4,486		Wisconsin Energy Corp	$198,416
15,689		Xcel Energy, Inc	321,154
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	14,761,985

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.63%
4,459	*	ADC Telecommunications, Inc	81,733
20,920	e*	Advanced Micro Devices, Inc	299,156
13,621		Altera Corp	301,433
4,096		Ametek, Inc	162,529
6,867	e	Amphenol Corp (Class A)	244,809
12,572		Analog Devices, Inc	473,210
17,487	*	Atmel Corp	97,228
5,659	*	Avnet, Inc	224,323
1,931		AVX Corp	32,325
17,698	*	Broadcom Corp (Class A)	517,667
3,377	e*	Ciena Corp	122,011
6,523		Cooper Industries Ltd (Class A)	372,398
3,540	e*	Cree, Inc	91,509
5,880	e*	Cypress Semiconductor Corp	136,945
1,536	*	Dolby Laboratories, Inc (Class A)	54,390
5,622		Eaton Corp	522,846
2,176	e*	Energizer Holdings, Inc	216,730
4,536	*	Fairchild Semiconductor International, Inc	87,636
1,285	e*	First Solar, Inc	114,738
4,432	e	Garmin Ltd	327,835
2,500		Harman International Industries, Inc	292,000
5,152		Harris Corp	281,042
7,594	*	Integrated Device Technology, Inc	115,960
2,781	*	International Rectifier Corp	103,620
5,184		Intersil Corp (Class A)	163,089
2,154	*	Jarden Corp	92,644
7,906	e*	JDS Uniphase Corp	106,178
4,802		L-3 Communications Holdings, Inc	467,667
1,646		Lincoln Electric Holdings, Inc	122,199
9,739	e	Linear Technology Corp	352,357
29,517	*	LSI Logic Corp	221,673
18,123	*	Marvell Technology Group Ltd	330,020
12,306		Maxim Integrated Products, Inc	411,143
8,611	*	MEMC Electronic Materials, Inc	526,304
8,380		Microchip Technology, Inc	310,395
29,630	*	Micron Technology, Inc	371,264
5,280		Molex, Inc	158,453
12,058	e	National Semiconductor Corp	340,880
14,255	*	Network Appliance, Inc	416,246
4,847	*	Novellus Systems, Inc	137,509
14,028	*	Nvidia Corp	579,497
5,892	*	QLogic Corp	98,102
5,214	e	RadioShack Corp	172,792
3,677	e*	Rambus, Inc	66,112
20,357	*	Sanmina-SCI Corp	63,717
2,145	*	Silicon Laboratories, Inc	74,238
58,080	e*	Sirius Satellite Radio, Inc	175,402
818	*	Sunpower Corp (Class A)	51,575
1,503		Teleflex, Inc	122,915

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
17,545	*	Tellabs, Inc	$188,784
2,266	*	Thomas & Betts Corp	131,428
3,391	*	Varian Semiconductor Equipment Associates, Inc	135,843
6,883	*	Vishay Intertechnology, Inc	108,889
2,976	e	Whirlpool Corp	330,931
11,430		Xilinx, Inc	305,981
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	12,408,300

ENGINEERING AND MANAGEMENT SERVICES - 1.47%
4,706	e*	Amylin Pharmaceuticals, Inc	193,699
1,434	e	Corporate Executive Board Co	93,081
3,383		Fluor Corp	376,765
2,097	*	Gen-Probe, Inc	126,701
3,647	e*	Hewitt Associates, Inc (Class A)	116,704
4,576	*	Jacobs Engineering Group, Inc	263,166
6,680	*	KBR, Inc	175,216
4,270	*	McDermott International, Inc	354,922
13,014		Paychex, Inc	509,108
5,998	e	Quest Diagnostics, Inc	309,797
3,143	e*	Shaw Group, Inc	145,489
1,967	*	URS Corp	95,498
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	2,760,146

FABRICATED METAL PRODUCTS - 0.87%
1,271	e*	Alliant Techsystems, Inc	126,020
3,918		Ball Corp	208,320
4,575		Commercial Metals Co	154,498
2,076		Crane Co	94,354
6,274	*	Crown Holdings, Inc	156,662
4,446		Parker Hannifin Corp	435,308
3,829		Pentair, Inc	147,685
2,226		Snap-On, Inc	112,435
3,314		Stanley Works	201,160
		TOTAL FABRICATED METAL PRODUCTS	1,636,442

FOOD AND KINDRED PRODUCTS - 2.79%
4,634		Bunge Ltd	391,573
8,874		Campbell Soup Co	344,400
11,957		Coca-Cola Enterprises, Inc	286,968
19,111		ConAgra Foods, Inc	513,321
7,567	e*	Constellation Brands, Inc (Class A)	183,727
2,903		Corn Products International, Inc	131,941
8,173		Del Monte Foods Co	99,384
12,465		H.J. Heinz Co	591,714
2,604	e*	Hansen Natural Corp	111,920
6,466		Hershey Co	327,309
2,834		Hormel Foods Corp	105,850
2,172		J.M. Smucker Co	138,270
5,013		McCormick & Co, Inc	191,396
2,158		Molson Coors Brewing Co (Class B)	199,529
5,623		Pepsi Bottling Group, Inc	189,383
2,265		PepsiAmericas, Inc	55,628
28,191		Sara Lee Corp	490,523
4,418	*	Smithfield Foods, Inc	136,030

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
9,356		Tyson Foods, Inc (Class A)	$215,562
9,196		Wrigley (Wm.) Jr Co	508,631
		TOTAL FOOD AND KINDRED PRODUCTS	5,213,059

FOOD STORES - 0.65%
1,240	e*	Panera Bread Co (Class A)	57,114
16,943		Safeway, Inc	576,570
8,073		Supervalu, Inc	373,941
5,425	e	Whole Foods Market, Inc	207,778
		TOTAL FOOD STORES	1,215,403

FORESTRY - 0.07%
2,969		Rayonier, Inc	134,021
		TOTAL FORESTRY	134,021

FURNITURE AND FIXTURES - 0.43%
2,367		Hillenbrand Industries, Inc	153,855
1,838		HNI Corp	75,358
7,093		Leggett & Platt, Inc	156,401
14,494		Masco Corp	412,644
		TOTAL FURNITURE AND FIXTURES	798,258

FURNITURE AND HOMEFURNISHINGS STORES - 0.59%
10,635	*	Bed Bath & Beyond, Inc	382,754
6,552	e	Circuit City Stores, Inc	98,804
5,933	*	GameStop Corp (Class A)	231,980
2,170	e*	Mohawk Industries, Inc	218,714
3,062		Steelcase, Inc (Class A)	56,647
3,491	e	Williams-Sonoma, Inc	110,246
		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	1,099,145

GENERAL BUILDING CONTRACTORS - 0.69%
4,611		Centex Corp	184,901
12,134		DR Horton, Inc	241,831
2,967	e	KB Home	116,811
5,209		Lennar Corp (Class A)	190,441
1,403		MDC Holdings, Inc	67,849
174	e*	NVR, Inc	118,277
8,121		Pulte Homes, Inc	182,316
1,612	e	Ryland Group, Inc	60,240
4,835	e*	Toll Brothers, Inc	120,778
		TOTAL GENERAL BUILDING CONTRACTORS	1,283,444

GENERAL MERCHANDISE STORES - 1.06%
4,077	*	Big Lots, Inc	119,945
2,504	*	BJ's Wholesale Club, Inc	90,219
2,449	e	Dillard's, Inc (Class A)	87,993
12,047		Dollar General Corp	264,070
5,796		Family Dollar Stores, Inc	198,919
8,664		JC Penney Co, Inc	627,100
5,710	e	Saks, Inc	121,909
17,483		TJX Cos, Inc	480,783
		TOTAL GENERAL MERCHANDISE STORES	1,990,938

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
HEALTH SERVICES - 2.25%
7,331		AmerisourceBergen Corp	$362,665
873	e	Brookdale Senior Living, Inc	39,783
11,135		Cigna Corp	581,470
3,675	*	Community Health Systems, Inc	148,654
2,008	*	Covance, Inc	137,668
5,998	e*	Coventry Health Care, Inc	345,785
4,192	*	DaVita, Inc	225,865
2,212	*	Edwards Lifesciences Corp	109,140
8,922	*	Express Scripts, Inc	446,189
9,293		Health Management Associates, Inc (Class A)	105,568
4,512	*	Laboratory Corp of America Holdings	353,109
2,348	*	LifePoint Hospitals, Inc	90,821
3,219	*	Lincare Holdings, Inc	128,277
2,807		Manor Care, Inc	183,269
4,665	e	Omnicare, Inc	168,220
1,978	*	Pediatrix Medical Group, Inc	109,087
3,948		Pharmaceutical Product Development, Inc	151,090
2,288	*	Sierra Health Services, Inc	95,135
19,221	e*	Tenet Healthcare Corp	125,129
3,569	*	Triad Hospitals, Inc	191,869
1,860		Universal Health Services, Inc (Class B)	114,390
		TOTAL HEALTH SERVICES	4,213,183

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.16%
2,703	*	Foster Wheeler Ltd	289,194
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	289,194

HOLDING AND OTHER INVESTMENT OFFICES - 8.67%
1,170	e*	Affiliated Managers Group, Inc	150,649
6,080	e	Allied Capital Corp	188,237
3,823		AMB Property Corp	203,460
9,990		Annaly Mortgage Management, Inc	144,056
3,729		Apartment Investment & Management Co (Class A)	188,016
8,556		Archstone-Smith Trust	505,745
3,056		AvalonBay Communities, Inc	363,297
3,933		Boston Properties, Inc	401,677
3,338		Brandywine Realty Trust	95,400
1,945	e	BRE Properties, Inc (Class A)	115,319
2,179		Camden Property Trust	145,928
2,625		CBL & Associates Properties, Inc	94,631
1,984		Colonial Properties Trust	72,317
4,929		Developers Diversified Realty Corp	259,808
2,870		Douglas Emmett, Inc	71,004
5,253		Duke Realty Corp	187,375
11,157		Equity Residential	509,094
937	e	Essex Property Trust, Inc	108,973
2,162		Federal Realty Investment Trust	167,036
8,116		General Growth Properties, Inc	429,742
8,100		Health Care Property Investors, Inc	234,333
3,250		Health Care REIT, Inc	131,170
3,651		Hospitality Properties Trust	151,480
20,207		Host Marriott Corp	467,186
8,440		HRPT Properties Trust	87,776

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
58,950		iShares Russell Midcap Index Fund	$6,419,655
4,969		iStar Financial, Inc	220,276
1,253		Kilroy Realty Corp	88,763
8,240		Kimco Realty Corp	313,697
3,679	e	Liberty Property Trust	161,618
2,751		Macerich Co	226,737
2,689		Mack-Cali Realty Corp	116,945
6,783		Plum Creek Timber Co, Inc	282,580
9,915		Prologis	564,164
4,788		Public Storage, Inc	367,814
2,667		Regency Centers Corp	188,024
2,280		SL Green Realty Corp	282,469
2,057		Taubman Centers, Inc	102,048
2,368	*	TFS Financial Corp	27,327
4,625		Thornburg Mortgage, Inc	121,083
5,217	e	UDR, Inc	137,207
4,759		Ventas, Inc	172,514
11,389		Virgin Media, Inc	277,550
5,143		Vornado Realty Trust	564,907
2,951	e	Weingarten Realty Investors	121,286
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	16,230,373

HOTELS AND OTHER LODGING PLACES - 0.96%
1,881		Boyd Gaming Corp	92,526
1,534		Choice Hotels International, Inc	60,624
15,109		Hilton Hotels Corp	505,698
1,625	e	Orient-Express Hotels Ltd (Class A)	86,775
8,291		Starwood Hotels & Resorts Worldwide, Inc	556,077
1,762	e	Station Casinos, Inc	152,942
6,625	*	Wyndham Worldwide Corp	240,223
1,889	e	Wynn Resorts Ltd	169,424
		TOTAL HOTELS AND OTHER LODGING PLACES	1,864,289

INDUSTRIAL MACHINERY AND EQUIPMENT - 4.66%
3,563	*	AGCO Corp	154,670
6,925		American Standard Cos, Inc	408,437
2,531		Black & Decker Corp	223,513
15,066	*	Brocade Communications Systems, Inc	117,816
2,516		Carlisle Cos, Inc	117,019
2,242		CDW Corp	190,503
4,011		Cummins, Inc	405,953
2,526		Diebold, Inc	131,857
2,990		Donaldson Co, Inc	106,295
7,844		Dover Corp	401,221
2,893	*	Dresser-Rand Group, Inc	114,274
2,190		Flowserve Corp	156,804
2,491	e*	FMC Technologies, Inc	197,337
2,029	*	Gardner Denver, Inc	86,334
2,551		Graco, Inc	102,754
4,952	*	Grant Prideco, Inc	266,566
3,327		IDEX Corp	128,223
11,142		Ingersoll-Rand Co Ltd (Class A)	610,804
12,755		International Game Technology	506,374
7,177	e	Jabil Circuit, Inc	158,396

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
4,190		Joy Global, Inc	$244,403
1,492		Kennametal, Inc	122,389
5,225	*	Lam Research Corp	268,565
2,452		Lennox International, Inc	83,932
3,629	*	Lexmark International, Inc (Class A)	178,946
2,417		Manitowoc Co, Inc	194,278
4,718		Pall Corp	216,981
580	*	Riverbed Technology, Inc	25,416
6,077	e	Rockwell Automation, Inc	421,987
8,809	*	SanDisk Corp	431,112
2,589	*	Scientific Games Corp (Class A)	90,486
20,859		Seagate Technology, Inc	454,100
34,210	*	Solectron Corp	125,893
2,185		SPX Corp	191,865
4,011	*	Terex Corp	326,094
3,311		Timken Co	119,560
1,547		Toro Co	91,103
4,890	*	Varian Medical Systems, Inc	207,874
2,227	e*	VeriFone Holdings, Inc	78,502
8,558	*	Western Digital Corp	165,597
2,773	*	Zebra Technologies Corp (Class A)	107,426
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	8,731,659

INSTRUMENTS AND RELATED PRODUCTS - 4.13%
2,466	*	Advanced Medical Optics, Inc	86,014
15,089	*	Agilent Technologies, Inc	580,021
11,706		Allergan, Inc	674,734
7,097		Applera Corp (Applied Biosystems Group)	216,742
1,247	e*	Armor Holdings, Inc	108,327
3,971		Bard (C.R.), Inc	328,124
2,086	e	Bausch & Lomb, Inc	144,852
2,377		Beckman Coulter, Inc	153,744
9,424		Biomet, Inc	430,865
1,848	e	Cooper Cos, Inc	98,535
5,829		Dentsply International, Inc	223,018
1,564		DRS Technologies, Inc	89,570
11,042	e	Eastman Kodak Co	307,299
1,427	*	Intuitive Surgical, Inc	198,025
7,415		Kla-Tencor Corp	407,454
1,449	*	Mettler-Toledo International, Inc	138,394
2,071	e*	Millipore Corp	155,511
2,400		National Instruments Corp	78,168
4,596		PerkinElmer, Inc	119,772
8,430		Pitney Bowes, Inc	394,693
2,950	*	Resmed, Inc	121,717
2,970	*	Respironics, Inc	126,492
6,423		Rockwell Collins, Inc	453,721
3,394		Roper Industries, Inc	193,797
12,981	*	St. Jude Medical, Inc	538,582
1,513	*	Techne Corp	86,559
3,270		Tektronix, Inc	110,330
7,276	*	Teradyne, Inc	127,912
4,686	*	Trimble Navigation Ltd	150,889
3,872	*	Waters Corp	229,842

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
36,124	*	Xerox Corp	$667,572
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	7,741,275

INSURANCE AGENTS, BROKERS AND SERVICE - 0.49%
11,267		AON Corp	480,087
4,394		Brown & Brown, Inc	110,465
3,990	e	Gallagher (Arthur J.) & Co	111,241
350		White Mountains Insurance Group Ltd	212,107
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	913,900

INSURANCE CARRIERS - 4.83%
202	*	Alleghany Corp	82,113
2,318		Allied World Assurance Holdings Ltd	118,798
3,911		Ambac Financial Group, Inc	341,000
3,157	e	American Financial Group, Inc	107,812
615		American National Insurance Co	93,849
1,952	*	Arch Capital Group Ltd	141,598
4,723		Assurant, Inc	278,279
5,899		Axis Capital Holdings Ltd	239,794
6,359		Cincinnati Financial Corp	275,981
1,150	e	CNA Financial Corp	54,844
6,913	*	Conseco, Inc	144,413
2,250		Endurance Specialty Holdings Ltd	90,090
1,858		Erie Indemnity Co (Class A)	100,406
2,424		Everest Re Group Ltd	263,343
8,758		Fidelity National Title Group, Inc (Class A)	207,565
3,520		First American Corp	174,240
16,145		Genworth Financial, Inc (Class A)	555,388
1,974		Hanover Insurance Group, Inc	96,311
4,300		HCC Insurance Holdings, Inc	143,663
4,307	*	Health Net, Inc	227,410
6,449	*	Humana, Inc	392,809
6,291	e	Leucadia National Corp	221,758
395	*	Markel Corp	191,401
5,074		MBIA, Inc	315,704
1,100		Mercury General Corp	60,621
3,188	e	MGIC Investment Corp	181,270
1,893	e	Nationwide Financial Services, Inc (Class A)	119,675
8,877		Old Republic International Corp	188,725
870		OneBeacon Insurance Group Ltd	22,037
2,180		PartnerRe Ltd	168,950
2,228	*	Philadelphia Consolidated Holding Co	93,130
3,334		PMI Group, Inc	148,930
9,743		Principal Financial Group	567,919
2,850		Protective Life Corp	136,259
3,081		Radian Group, Inc	166,374
1,240		Reinsurance Group Of America, Inc	74,698
2,771		RenaissanceRe Holdings Ltd	171,774
4,074		Safeco Corp	253,647
2,140		Stancorp Financial Group, Inc	112,307
3,665		Torchmark Corp	245,555
1,029	e	Transatlantic Holdings, Inc	73,193
1,770		Unitrin, Inc	87,049
13,608		UnumProvident Corp	355,305

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
6,561		W.R. Berkley Corp	$213,495
1,536	*	WellCare Health Plans, Inc	139,023
59		Wesco Financial Corp	22,715
6,901		XL Capital Ltd (Class A)	581,685
		TOTAL INSURANCE CARRIERS	9,042,905

JUSTICE, PUBLIC ORDER AND SAFETY - 0.08%
2,356	*	Corrections Corp of America	148,687
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	148,687

LEATHER AND LEATHER PRODUCTS - 0.44%
14,419	*	Coach, Inc	683,316
3,068	e*	CROCS, Inc	132,016
		TOTAL LEATHER AND LEATHER PRODUCTS	815,332

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.06%
3,045		Laidlaw International, Inc	105,205
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	105,205

LUMBER AND WOOD PRODUCTS - 0.04%
4,350		Louisiana-Pacific Corp	82,302
		TOTAL LUMBER AND WOOD PRODUCTS	82,302

METAL MINING - 0.10%
1,543	e	Cleveland-Cliffs, Inc	119,845
1,735		Foundation Coal Holdings, Inc	70,510
		TOTAL METAL MINING	190,355

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.58%
547	*	Armstrong World Industries, Inc	27,432
5,984		Fortune Brands, Inc	492,902
6,113		Hasbro, Inc	192,009
15,093		Mattel, Inc	381,702
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	1,094,045

MISCELLANEOUS RETAIL - 0.84%
1,974		Barnes & Noble, Inc	75,940
2,417	e*	Coldwater Creek, Inc	56,147
1,633	e*	Dick's Sporting Goods, Inc	94,992
3,741	*	Dollar Tree Stores, Inc	162,921
1,574		MSC Industrial Direct Co (Class A)	86,570
1,354	e*	Nutri/System, Inc	94,563
10,544	*	Office Depot, Inc	319,483
2,955		OfficeMax, Inc	116,132
5,218		Petsmart, Inc	169,324
17,855	e*	Rite Aid Corp	113,915
5,229		Tiffany & Co	277,451
		TOTAL MISCELLANEOUS RETAIL	1,567,438

MOTION PICTURES - 0.20%
10,888	*	Discovery Holding Co (Class A)	250,315
2,141	*	DreamWorks Animation SKG, Inc (Class A)	61,746
2,900	e	Regal Entertainment Group (Class A)	63,597
		TOTAL MOTION PICTURES	375,658

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
NONDEPOSITORY INSTITUTIONS - 0.87%
6,236		American Capital Strategies Ltd	$265,155
4,522	*	AmeriCredit Corp	120,059
4,535		Broadridge Financial Solutions, Inc	86,709
4,359	e	CapitalSource, Inc	107,188
7,431		CIT Group, Inc	407,442
2,263	e	First Marblehead Corp	87,442
151		Student Loan Corp	30,789
4,780		Textron, Inc	526,326
		TOTAL NONDEPOSITORY INSTITUTIONS	1,631,110

NONMETALLIC MINERALS, EXCEPT FUELS - 0.29%
1,836		Florida Rock Industries, Inc	123,930
3,657	e	Vulcan Materials Co	418,873
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	542,803

OIL AND GAS EXTRACTION - 4.75%
11,286		BJ Services Co	320,974
4,307	*	Cameron International Corp	307,821
1,993	e*	Cheniere Energy, Inc	77,308
17,385	e	Chesapeake Energy Corp	601,521
3,197	e	Cimarex Energy Co	125,994
1,134	e*	CNX Gas Corp	34,700
4,647	*	Denbury Resources, Inc	174,263
2,580		Diamond Offshore Drilling, Inc	262,025
5,853		ENSCO International, Inc	357,092
4,667		Equitable Resources, Inc	231,297
3,026	e*	Forest Oil Corp	127,879
3,781	*	Global Industries Ltd	101,406
8,747		GlobalSantaFe Corp	631,971
3,595	*	Helix Energy Solutions Group, Inc	143,476
3,973	e	Helmerich & Payne, Inc	140,724
10,326	*	Nabors Industries Ltd	344,682
6,940	*	National Oilwell Varco, Inc	723,426
4,982		Noble Corp	485,845
2,200	*	Oceaneering International, Inc	115,808
6,013		Patterson-UTI Energy, Inc	157,601
4,735		Pioneer Natural Resources Co	230,642
2,829	*	Plains Exploration & Production Co	135,254
2,321	e	Pogo Producing Co	117,884
6,434	*	Pride International, Inc	241,018
1,923	e*	Quicksilver Resources, Inc	85,727
5,633	e	Range Resources Corp	210,731
4,286		Rowan Cos, Inc	175,640
932	*	SEACOR Holdings, Inc	87,012
7,829	e	Smith International, Inc	459,093
6,518	*	Southwestern Energy Co	290,051
2,556		St. Mary Land & Exploration Co	93,601
3,128	*	Superior Energy Services	124,870
2,669	e*	Tetra Technologies, Inc	75,266
2,203	e	Tidewater, Inc	156,149
2,359	*	Todco	111,368
1,894	*	Unit Corp	119,152

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
820	e	W&T Offshore, Inc	$22,952
12,703	*	Weatherford International Ltd	701,714
		TOTAL OIL AND GAS EXTRACTION	8,903,937

PAPER AND ALLIED PRODUCTS - 0.64%
4,016		Bemis Co	133,251
16,880	*	Domtar Corporation	188,381
7,080		MeadWestvaco Corp	250,066
3,291		Packaging Corp of America	83,295
9,960	*	Smurfit-Stone Container Corp	132,568
3,836		Sonoco Products Co	164,219
4,066		Temple-Inland, Inc	250,181
		TOTAL PAPER AND ALLIED PRODUCTS	1,201,961

PERSONAL SERVICES - 0.39%
5,396		Cintas Corp	212,764
12,394	e	H&R Block, Inc	289,648
11,282		Service Corp International	144,184
1,492	e	Weight Watchers International, Inc	75,853
		TOTAL PERSONAL SERVICES	722,449

PETROLEUM AND COAL PRODUCTS - 1.62%
2,154		Ashland, Inc	137,748
3,718		Cabot Oil & Gas Corp	137,120
4,292		Frontier Oil Corp	187,861
10,656		Hess Corp	628,278
1,765		Holly Corp	130,945
7,219		Murphy Oil Corp	429,097
4,989	*	Newfield Exploration Co	227,249
6,603		Noble Energy, Inc	411,961
4,685		Sunoco, Inc	373,301
5,315		Tesoro Corp	303,752
1,018	e	Western Refining, Inc	58,840
		TOTAL PETROLEUM AND COAL PRODUCTS	3,026,152

PIPELINES, EXCEPT NATURAL GAS - 0.33%
23,646		Spectra Energy Corp	613,850
		TOTAL PIPELINES, EXCEPT NATURAL GAS	613,850

PRIMARY METAL INDUSTRIES - 1.40%
4,241	*	AK Steel Holding Corp	158,486
3,957		Allegheny Technologies, Inc	415,010
1,051		Carpenter Technology Corp	136,956
1,747		Chaparral Steel Co	125,557
2,245	*	CommScope, Inc	130,996
2,004	*	General Cable Corp	151,803
2,290	e	Hubbell, Inc (Class B)	124,164
5,325		Precision Castparts Corp	646,242
3,645	e	Steel Dynamics, Inc	152,762
2,651	e*	Titanium Metals Corp	84,567
4,569		United States Steel Corp	496,879
		TOTAL PRIMARY METAL INDUSTRIES	2,623,422

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
PRINTING AND PUBLISHING - 1.22%
2,317		Dow Jones & Co, Inc	$133,112
2,280		Dun & Bradstreet Corp	234,794
3,459	e	EW Scripps Co (Class A)	158,042
9,098		Gannett Co, Inc	499,935
1,918		Harte-Hanks, Inc	49,254
1,833		John Wiley & Sons, Inc (Class A)	88,516
1,736	e	McClatchy Co (Class A)	43,938
1,280		Meredith Corp	78,848
5,404	e	New York Times Co (Class A)	137,262
2,646	*	R.H. Donnelley Corp	200,514
8,789		R.R. Donnelley & Sons Co	382,409
3,198		Tribune Co	94,021
225		Washington Post Co (Class B)	174,620
		TOTAL PRINTING AND PUBLISHING	2,275,265

RAILROAD TRANSPORTATION - 0.47%
16,777		CSX Corp	756,307
3,140	e*	Kansas City Southern Industries, Inc	117,876
		TOTAL RAILROAD TRANSPORTATION	874,183

REAL ESTATE - 0.40%
7,510	*	CB Richard Ellis Group, Inc (Class A)	274,115
2,872	e	Forest City Enterprises, Inc (Class A)	176,571
1,396		Jones Lang LaSalle, Inc	158,446
2,853	e	St. Joe Co	132,208
		TOTAL REAL ESTATE	741,340

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.42%
7,843	*	Goodyear Tire & Rubber Co	272,623
10,704		Newell Rubbermaid, Inc	315,019
6,200		Sealed Air Corp	192,324
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	779,966

SECURITY AND COMMODITY BROKERS - 2.90%
2,952		A.G. Edwards, Inc	249,592
8,778		Ameriprise Financial, Inc	558,017
2,364	e	BlackRock, Inc	370,179
2,061	e	Cbot Holdings, Inc (Class A)	425,803
16,377	*	E*Trade Financial Corp	361,768
4,268		Eaton Vance Corp	188,560
3,342		Federated Investors, Inc (Class B)	128,099
2,767	*	IntercontinentalExchange, Inc	409,101
1,828	e*	Investment Technology Group, Inc	79,207
7,155	e	Janus Capital Group, Inc	199,195
5,012		Jefferies Group, Inc	135,224
1,977		Lazard Ltd (Class A)	89,024
5,092		Legg Mason, Inc	500,951
4,140	e*	Nasdaq Stock Market, Inc	122,999
3,050		Nuveen Investments, Inc (Class A)	189,558
3,498		Nymex Holdings, Inc	439,454
3,705		Raymond James Financial, Inc	114,485
5,186		SEI Investments Co	150,601
10,235		T Rowe Price Group, Inc	531,094

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
9,722	e*	TD Ameritrade Holding Corp	$194,440
		TOTAL SECURITY AND COMMODITY BROKERS	5,437,351

SPECIAL TRADE CONTRACTORS - 0.07%
4,455	e*	Quanta Services, Inc	136,635
		TOTAL SPECIAL TRADE CONTRACTORS	136,635

STONE, CLAY, AND GLASS PRODUCTS - 0.37%
1,839	e	Eagle Materials, Inc	90,203
5,652		Gentex Corp	111,288
4,070	e*	Owens Corning, Inc	136,874
5,984	*	Owens-Illinois, Inc	209,440
3,073	e*	USG Corp	150,700
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	698,505

TOBACCO PRODUCTS - 0.35%
4,057		Loews Corp (Carolina Group)	313,484
6,278	e	UST, Inc	337,191
		TOTAL TOBACCO PRODUCTS	650,675

TRANSPORTATION BY AIR - 0.82%
9,332	e*	AMR Corp	245,898
3,858	e*	Continental Airlines, Inc (Class B)	130,670
667		Copa Holdings S.A. (Class A)	44,849
8,703	*	Delta Air Lines, Inc	171,449
10,099	*	Northwest Airlines Corp	224,198
29,959	e	Southwest Airlines Co	446,689
4,549	e*	UAL Corp	184,644
3,089	*	US Airways Group, Inc	93,504
		TOTAL TRANSPORTATION BY AIR	1,541,901

TRANSPORTATION EQUIPMENT - 1.93%
3,055		Autoliv, Inc	173,738
3,355	*	BE Aerospace, Inc	138,562
3,467		Brunswick Corp	113,128
69,487	e*	Ford Motor Co	654,568
6,538		Genuine Parts Co	324,285
4,803		Goodrich Corp	286,067
9,881		Harley-Davidson, Inc	589,006
3,278		Harsco Corp	170,456
6,974		ITT Industries, Inc	476,185
2,842		Oshkosh Truck Corp	178,819
5,003	*	Pactiv Corp	159,546
2,370	*	Spirit Aerosystems Holdings, Inc (Class A)	85,439
1,325	e	Thor Industries, Inc	59,811
3,228	e	Trinity Industries, Inc	140,547
1,794	*	TRW Automotive Holdings Corp	66,073
		TOTAL TRANSPORTATION EQUIPMENT	3,616,230

TRANSPORTATION SERVICES - 0.46%
6,494		CH Robinson Worldwide, Inc	341,065
8,179		Expeditors International Washington, Inc	337,793
1,795	e	GATX Corp	88,404
3,596		UTI Worldwide, Inc	96,337
		TOTAL TRANSPORTATION SERVICES	863,599

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
TRUCKING AND WAREHOUSING - 0.21%
1,751		Con-way, Inc	$87,970
3,736		J.B. Hunt Transport Services, Inc	109,540
2,192		Landstar System, Inc	105,764
2,209	e*	YRC Worldwide, Inc	81,291
		TOTAL TRUCKING AND WAREHOUSING	384,565

WATER TRANSPORTATION - 0.36%
1,748		Alexander & Baldwin, Inc	92,836
1,860		Frontline Ltd	85,281
2,215	e*	Kirby Corp	85,034
1,208		Overseas Shipholding Group, Inc	98,331
5,114		Royal Caribbean Cruises Ltd	219,800
1,497		Teekay Corp	86,691
		TOTAL WATER TRANSPORTATION	667,973

WHOLESALE TRADE-DURABLE GOODS - 0.97%
4,767	*	Arrow Electronics, Inc	183,196
2,226		BorgWarner, Inc	191,525
4,420	*	Cytyc Corp	190,546
5,466	*	Ingram Micro, Inc (Class A)	118,667
1,643		Martin Marietta Materials, Inc	266,199
5,339	*	Patterson Cos, Inc	198,985
1,883	e	Pool Corp	73,493
2,540		Reliance Steel & Aluminum Co	142,900
2,112	*	Tech Data Corp	81,228
2,721		W.W. Grainger, Inc	253,189
1,790	e*	WESCO International, Inc	108,206
		TOTAL WHOLESALE TRADE-DURABLE GOODS	1,808,134

WHOLESALE TRADE-NONDURABLE GOODS - 0.65%
2,761		Airgas, Inc	132,252
1,192	e*	Bare Escentuals, Inc	40,707
2,661	e	Brown-Forman Corp (Class B)	194,466
5,035		Dean Foods Co	160,465
5,134	*	Endo Pharmaceuticals Holdings, Inc	175,737
3,410	*	Henry Schein, Inc	182,196
1,781		Herbalife Ltd	70,617
5,382		Idearc, Inc	190,146
1,324	e*	Tractor Supply Co	68,894
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	1,215,480

		TOTAL COMMON STOCKS
		(Cost $149,067,369)	185,043,633

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 13.80%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 1.27%
$ 2,380,000	d	Federal Home Loan Bank , 07/02/07	2,380,000
SHARES		COMPANY
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 12.53%
23,467,292		State Street Navigator Securities Lending Prime Portfolio	23,467,292

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

		VALUE
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $25,846,975)	$25,847,292

	TOTAL PORTFOLIO - 112.61%
	(Cost $174,914,344)	210,890,925
	OTHER ASSETS & LIABILITIES, NET - (12.61)%	(23,617,024)

	NET ASSETS - 100.00%	$187,273,901

*	Non-income producing.
d	All or a portion of these securities have been segregated by the custodian to cover margin or other
	requirements on open futures contracts in the amount of $2,379,048.
e	All or a portion of these securities are out on loan.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
SMALL-CAP GROWTH INDEX FUND
STATEMENT OF INVESTMENTS (unaudited)
June 30, 2007

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.76%

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.01%
4		Seaboard Corp	$9,380
		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	9,380

AGRICULTURAL SERVICES - 0.03%
1,952	*e	Cadiz, Inc	43,861
		TOTAL AGRICULTURAL SERVICES	43,861

AMUSEMENT AND RECREATION SERVICES - 1.04%
8,888	*	Bally Technologies, Inc	234,821
2,339		Dover Downs Gaming & Entertainment, Inc	35,108
1,528	*	Lakes Entertainment, Inc	18,046
5,340	*e	Life Time Fitness, Inc	284,248
882	*e	Live Nation, Inc	19,739
6,148	*e	Marvel Entertainment, Inc	156,651
3,391	*e	MTR Gaming Group, Inc	52,221
5,438	*	Pinnacle Entertainment, Inc	153,080
2,493	*	Town Sports International Holdings, Inc	48,165
10,321	*	Westwood One, Inc	74,208
6,856	*e	WMS Industries, Inc	197,864
3,880		World Wrestling Entertainment, Inc	62,041
		TOTAL AMUSEMENT AND RECREATION SERVICES	1,336,192

APPAREL AND ACCESSORY STORES - 2.45%
8,659	*	Aeropostale, Inc	360,907
4,146	e	Bebe Stores, Inc	66,377
3,395		Brown Shoe Co, Inc	82,579
2,439		Buckle, Inc	96,097
1,500	*e	Cache, Inc	19,905
9,692	*e	Carter's, Inc	251,410
5,579	*e	Casual Male Retail Group, Inc	56,348
1,303		Cato Corp (Class A)	28,588
4,165	*	Charlotte Russe Holding, Inc	111,914
3,769	*	Children's Place Retail Stores, Inc	194,631
6,063	e	Christopher & Banks Corp	103,980
2,288	*e	Citi Trends, Inc	86,852
914		DEB Shops, Inc	25,272
6,090	*e	Dress Barn, Inc	124,967
2,844	*e	DSW, Inc (Class A)	99,028
3,750	*	HOT Topic, Inc	40,763
6,491	*e	J Crew Group, Inc	351,098
385	*	Jo-Ann Stores, Inc	10,946
3,035	*e	JOS A Bank Clothiers, Inc	125,861
3,868	*	New York & Co, Inc	42,393
9,586	*	Pacific Sunwear Of California, Inc	210,892
4,820	*	Payless Shoesource, Inc	152,071

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
420	*	Shoe Carnival, Inc	$11,546
5,137	*	Tween Brands, Inc	229,110
4,123	*e	Under Armour, Inc (Class A)	188,215
14,177	*	Wet Seal, Inc (Class A)	85,204
		TOTAL APPAREL AND ACCESSORY STORES	3,156,954

APPAREL AND OTHER TEXTILE PRODUCTS - 0.48%
490		Columbia Sportswear Co	33,653
2,031	*e	G-III Apparel Group Ltd	32,069
5,484	*	Gymboree Corp	216,124
2,273	*e	Maidenform Brands, Inc	45,142
6,322	*e	Quiksilver, Inc	89,330
2,582	*	True Religion Apparel, Inc	52,492
3,960	*	Warnaco Group, Inc	155,786
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	624,596

AUTO REPAIR, SERVICES AND PARKING - 0.28%
2,586	*	Midas, Inc	58,625
1,865		Monro Muffler, Inc	69,844
520	*	Standard Parking Corp	18,268
6,228	*	Wright Express Corp	213,434
		TOTAL AUTO REPAIR, SERVICES AND PARKING	360,171

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.01%
495	*	CSK Auto Corp	9,108
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	9,108

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.00%
243	*e	Builders FirstSource, Inc	3,903
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	3,903

BUSINESS SERVICES - 13.89%
8,188	*	24/7 Real Media, Inc	96,045
2,605	*e	3D Systems Corp	64,786
4,746		Aaron Rents, Inc	138,583
480		ABM Industries, Inc	12,389
4,823	*e	Acacia Research (Acacia Technologies)	77,940
10,052	*	Actuate Corp	68,253
3,932		Administaff, Inc	131,683
3,098	*e	Advent Software, Inc	100,840
612	*	Agile Software Corp	4,933
4,821	*e	American Reprographics Co	148,439
5,871	*	AMN Healthcare Services, Inc	129,162
2,860	*	Ansoft Corp	84,341
12,917	*	Ansys, Inc	342,301
4,943		Arbitron, Inc	254,713
22,257	*e	Art Technology Group, Inc	59,204
14,696	*	Aspen Technology, Inc	205,744
1,896	*e	Bankrate, Inc	90,856
887	e	Barrett Business Services	22,911
6,396		Blackbaud, Inc	141,224
4,796	*	Blackboard, Inc	202,008
2,163	*	Blue Coat Systems, Inc	107,112
7,565	*e	BPZ Energy, Inc	42,213

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
438	*	CACI International, Inc (Class A)	$21,396
1,767	*	Capella Education Co	81,335
5,028		Catalina Marketing Corp	158,382
706	*	Cavium Networks, Inc	15,970
2,387	*e	CBIZ, Inc	17,544
5,746	*	Chordiant Software, Inc	89,982
368	*	Clayton Holdings, Inc	4,192
25,330	*e	CNET Networks, Inc	207,453
8,361	*	Cogent Communications Group, Inc	249,743
7,319	*e	Cogent, Inc	107,516
5,893		Cognex Corp	132,651
5,890	*e	Commvault Systems, Inc	101,720
1,086	e	Computer Programs & Systems, Inc	33,644
3,056	*	COMSYS IT Partners, Inc	69,707
6,291	*e	Concur Technologies, Inc	143,749
3,186	*	CoStar Group, Inc	168,476
2,541	*	Covansys Corp	86,216
3,096	*	CSG Systems International, Inc	82,075
5,399	*e	Cybersource Corp	65,112
5,571	*	DealerTrack Holdings, Inc	205,236
6,924	*	Digital River, Inc	313,311
3,845	*e	DivX, Inc	57,675
1,354	*	Double-Take Software, Inc	22,219
616	*e	DynCorp International, Inc (Class A)	13,546
4,995	*	Echelon Corp	78,072
7,687	*	Eclipsys Corp	152,203
3,310	*	eCollege.com, Inc	73,648
6,754	*e	eFunds Corp	238,349
9,823	*	Epicor Software Corp	146,068
4,296	*	EPIQ Systems, Inc	69,423
5,299	*e	Equinix, Inc	484,700
4,985	*e	Evergreen Energy, Inc	30,060
2,987	*e	ExlService Holdings, Inc	55,976
5,454	*e	FalconStor Software, Inc	57,540
867	*e	First Advantage Corp (Class A)	19,950
2,326	*	Forrester Research, Inc	65,430
11,507	*	Gartner, Inc	282,957
1,628		Gevity HR, Inc	31,469
6,860	*	Global Cash Access, Inc	109,897
2,610	*	Global Sources Ltd	59,247
630	*	Guidance Software, Inc	8,883
2,914	*e	H&E Equipment Services, Inc	80,834
4,720	e	Healthcare Services Group	139,240
2,643	e	Heartland Payment Systems, Inc	77,519
2,762	*	Heidrick & Struggles International, Inc	141,525
3,502	*	HMS Holdings Corp	67,028
4,132	*	Hudson Highland Group, Inc	88,383
5,159	*e	Hypercom Corp	30,490
1,062	*e	ICT Group, Inc	19,870
3,133	*	iGate Corp	25,127
5,240	*	IHS, Inc (Class A)	241,040
2,038		Imergent, Inc	49,849
3,670	*e	Infocrossing, Inc	67,785
14,702	*	Informatica Corp	217,149

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
2,998	e	Infospace, Inc	$69,584
1,954		infoUSA, Inc	19,970
3,824	*e	Innerworkings, Inc	61,260
2,089	*e	Innovative Solutions & Support, Inc	48,507
1,375	e	Integral Systems, Inc	33,426
2,070		Interactive Data Corp	55,435
2,169	*	Interactive Intelligence, Inc	44,681
8,170	*e	Internap Network Services Corp	117,811
5,834	*	Interwoven, Inc	81,909
5,255	*	inVentiv Health, Inc	192,386
4,509	*e	Ipass, Inc	24,439
13,257		Jack Henry & Associates, Inc	341,368
1,281	*	JDA Software Group, Inc	25,146
954		Kelly Services, Inc (Class A)	26,197
4,215	*e	Kenexa Corp	158,948
4,322	*	Kforce, Inc	69,066
4,615	*e	Knot, Inc	93,177
5,805	*	Korn/Ferry International	152,439
7,798	*	Labor Ready, Inc	180,212
8,651	*e	Lionbridge Technologies	50,954
1,635	*e	Liquidity Services, Inc	30,705
6,091	*e	LivePerson, Inc	32,587
3,175	*e	LoJack Corp	70,771
6,426	*	Magma Design Automation, Inc	90,221
3,656	*	Manhattan Associates, Inc	102,039
604	*	Mantech International Corp (Class A)	18,621
3,693	e	Marchex, Inc (Class B)	60,270
8,631	*	Mentor Graphics Corp	113,670
1,383	*e	MicroStrategy, Inc (Class A)	130,680
3,956	*e	Midway Games, Inc	25,160
17,700	*	Move, Inc	79,296
1,763	*	MPS Group, Inc	23,571
2,236	*	Ness Technologies, Inc	29,090
7,879	*e	NetFlix, Inc	152,774
4,410	*	Network Equipment Technologies, Inc	42,071
6,330	e	NIC, Inc	43,297
22,121	*e	Nuance Communications, Inc	370,084
4,704	*	Omniture, Inc	107,816
1,290	*	On Assignment, Inc	13,829
4,195	*e	Online Resources Corp	46,061
9,576	*	OpenTV Corp (Class A)	20,301
14,485	*e	Opsware, Inc	137,752
5,075	*e	Packeteer, Inc	39,636
8,849	*	Parametric Technology Corp	191,227
1,999	*	PDF Solutions, Inc	23,648
2,054	*e	PeopleSupport, Inc	23,313
4,864	*e	Perficient, Inc	100,685
6,820	*	Phase Forward, Inc	114,781
2,705	e	Portfolio Recovery Associates, Inc	162,354
2,206	*	PRA International	55,812
1,322	*	Premiere Global Services, Inc	17,212
6,824	*	Progress Software Corp	216,935
837	*	Protection One, Inc	12,522
1,713		QAD, Inc	14,218

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
2,970	e	Quality Systems, Inc	$112,771
9,943	*	Quest Software, Inc	160,977
4,457	*e	Radiant Systems, Inc	59,011
1,083	*e	Radisys Corp	13,429
4,690	*e	Raser Technologies, Inc	34,659
1,390	e	Renaissance Learning, Inc	18,279
2,871	*e	RightNow Technologies, Inc	47,113
4,843		Rollins, Inc	110,275
13,797	*	Sapient Corp	106,651
483	*	Secure Computing Corp	3,666
4,937	*e	Smith Micro Software, Inc	74,351
4,606	*e	Sohu.com, Inc	147,346
2,586	*	SonicWALL, Inc	22,214
42,363	*	Sonus Networks, Inc	360,933
11,083		Sotheby's	510,040
1,069	*	Sourcefire, Inc	14,955
4,839	*	Spherion Corp	45,438
3,101	*e	SPSS, Inc	136,878
3,988	*e	SRA International, Inc (Class A)	100,737
1,750	*	Stratasys, Inc	82,215
1,527	*	Sybase, Inc	36,480
5,239	*	SYKES Enterprises, Inc	99,489
3,083	*	Synchronoss Technologies, Inc	90,455
2,083		Syntel, Inc	63,302
10,722	*e	Take-Two Interactive Software, Inc	214,118
245	e	TAL International Group, Inc	7,279
2,638	*	Taleo Corp (Class A)	59,434
818	*	TechTarget, Inc	10,511
6,995	*	TeleTech Holdings, Inc	227,198
3,638	e	TheStreet.com, Inc	39,581
11,160	*	THQ, Inc	340,603
920	*e	Tiens Biotech Group USA, Inc	3,524
4,663	*e	TradeStation Group, Inc	54,324
6,240	*	Transaction Systems Architects, Inc	210,038
1,214	*e	Travelzoo, Inc	32,280
7,622	*	Trizetto Group, Inc	147,562
4,176	*	Ultimate Software Group, Inc	120,812
1,617	*	Unica Corp	26,681
2,998		United Online, Inc	49,437
361	*	Universal Compression Holdings, Inc	26,162
16,734	*	Valueclick, Inc	492,984
4,492	*e	Vasco Data Security International	102,238
1,425	*e	Veraz Networks, Inc	9,291
1,226	*	Vertrue, Inc	59,804
2,541	*	Vignette Corp	48,686
3,351	*	Visual Sciences, Inc	51,840
2,156	*	Vocus, Inc	54,137
7,551	*	Websense, Inc	160,459
12,581	*	Wind River Systems, Inc	138,391
		TOTAL BUSINESS SERVICES	17,883,203

CHEMICALS AND ALLIED PRODUCTS - 8.44%
5,215	*e	Acadia Pharmaceuticals, Inc	71,289
3,552	*e	Acorda Therapeutics, Inc	60,597

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
5,926	*e	Adams Respiratory Therapeutics, Inc	$233,425
2,383	*e	Advanced Magnetics, Inc	138,595
1,470	*	Albany Molecular Research, Inc	21,830
6,111	*e	Alexion Pharmaceuticals, Inc	275,362
3,340	*	Alexza Pharmaceuticals, Inc	27,622
16,835	*	Alkermes, Inc	245,791
6,846	*	Allos Therapeutics, Inc	30,259
5,438	*e	Alnylam Pharmaceuticals, Inc	82,603
7,865	*	American Oriental Bioengineering, Inc	69,999
3,303	e	American Vanguard Corp	47,299
649	*	Amicus Therapeutics, Inc	7,464
1,540	*	Animal Health International, Inc	22,315
5,385	*e	Arqule, Inc	37,964
7,780	*e	Array Biopharma, Inc	90,793
5,660	*e	Arrowhead Research Corp	28,470
4,717	*	Auxilium Pharmaceuticals, Inc	75,189
3,119	*e	Aventine Renewable Energy Holdings, Inc	52,929
3,264		Balchem Corp	59,307
1,589	*	Bentley Pharmaceuticals, Inc	19,290
794	*	Biodel, Inc	15,721
9,816	*	Bioenvision, Inc	56,736
16,076	*e	BioMarin Pharmaceuticals, Inc	288,403
1,792	*	BioMimetic Therapeutics, Inc	28,009
6,478	*	Bionovo, Inc	25,005
583	*	Bradley Pharmaceuticals, Inc	12,657
2,645	*e	Cadence Pharmaceuticals, Inc	32,084
1,519	*	Caraco Pharmaceutical Laboratories Ltd	23,058
12,419	*e	Cell Genesys, Inc	41,604
909		CF Industries Holdings, Inc	54,440
2,516	*	Chattem, Inc	159,464
9,266	*e	Cubist Pharmaceuticals, Inc	182,633
5,382	*e	Cypress Bioscience, Inc	71,365
4,004	*e	Cytokinetics, Inc	22,623
14,547	*	CytRx Corp	45,387
13,939	*e	Dendreon Corp	98,688
3,549	*	Digene Corp	213,117
14,027	*e	Discovery Laboratories, Inc	39,696
10,440	*e	Durect Corp	40,194
11,990	*e	Encysive Pharmaceuticals, Inc	21,342
6,340	*e	Enzon Pharmaceuticals, Inc	49,769
11,020	*	GenVec, Inc	25,897
12,117	*e	Geron Corp	85,304
2,682	*e	GTx, Inc	43,422
10,767	*e	Halozyme Therapeutics, Inc	99,379
9,261	*	Hercules, Inc	181,979
22,499	*e	Human Genome Sciences, Inc	200,691
3,868	*e	Idenix Pharmaceuticals, Inc	22,821
11,607	*	Immucor, Inc	324,648
8,618	*	Indevus Pharmaceuticals, Inc	57,999
1,630	e	Innophos Holdings, Inc	23,309
1,224	e	Inter Parfums, Inc	32,583
3,904	*e	InterMune, Inc	101,270
2,144	*e	Inverness Medical Innovations, Inc	109,387
7,097	*e	Javelin Pharmaceuticals, Inc	43,930

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
2,504		Kaiser Aluminum Corp	$182,492
7,723	*	Keryx Biopharmaceuticals, Inc	75,454
1,571		Koppers Holdings, Inc	52,911
517		Kronos Worldwide, Inc	13,054
5,951	*	KV Pharmaceutical Co (Class A)	162,105
3,555	*	Landec Corp	47,637
14,902	e	Ligand Pharmaceuticals, Inc (Class B)	102,526
2,670	e	Mannatech, Inc	42,426
21,127	*e	Medarex, Inc	301,905
8,666	*	Medicines Co	152,695
9,358	e	Medicis Pharmaceutical Corp (Class A)	285,793
3,570	*	Medivation, Inc	72,935
6,575		Meridian Bioscience, Inc	142,415
13,380	*	MGI Pharma, Inc	299,311
7,759	*e	Minrad International, Inc	46,011
640	*e	Molecular Insight Pharmaceuticals, Inc	6,042
1,760	*	Momenta Pharmaceuticals, Inc	17,741
4,051	*e	Nabi Biopharmaceuticals	18,635
4,240	*e	Nastech Pharmaceutical Co, Inc	46,258
3,354	*e	Neurocrine Biosciences, Inc	37,665
546	e	NewMarket Corp	26,410
1,544	*e	Northfield Laboratories, Inc	2,192
1,101	*	Novacea, Inc	10,404
4,340	*e	Noven Pharmaceuticals, Inc	101,773
730	*e	Obagi Medical Products, Inc	12,936
2,282	*e	Omrix Biopharmaceuticals, Inc	71,792
8,031	*e	Onyx Pharmaceuticals, Inc	216,034
7,510	*	OraSure Technologies, Inc	61,432
1,007	*	Orexigen Therapeutics, Inc	15,125
9,672	*e	OSI Pharmaceuticals, Inc	350,223
2,094	*e	Osiris Therapeutics, Inc	28,290
3,883	*e	Pacific Ethanol, Inc	51,256
6,495	*e	Pain Therapeutics, Inc	56,571
5,331	*	Par Pharmaceutical Cos, Inc	150,494
4,700	*	Parexel International Corp	197,682
3,768	*e	Penwest Pharmaceuticals Co	46,987
6,618		Perrigo Co	129,580
3,588	*	PetMed Express, Inc	46,070
4,334	*e	Pharmion Corp	125,469
3,844	*e	Poniard Pharmaceuticals, Inc	26,139
4,320	*e	Pozen, Inc	78,062
4,009	*e	Progenics Pharmaceuticals, Inc	86,474
5,350	*	Protalix BioTherapeutics, Inc	144,397
4,872	*	Quidel Corp	85,552
7,069	*e	Salix Pharmaceuticals Ltd	86,949
8,452	*e	Santarus, Inc	43,697
4,930	*e	Sciele Pharma, Inc	116,151
1,666	*	Somaxon Pharmaceuticals, Inc	20,259
9,310	*e	SuperGen, Inc	51,764
2,556	*e	SurModics, Inc	127,800
717	*	Synta Pharmaceuticals Corp	5,951
4,233	*e	Tanox, Inc	82,163
5,361	*e	Tercica, Inc	27,341
1,400	*e	Trubion Pharmaceuticals, Inc	29,232

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
5,044	e	UAP Holding Corp	$152,026
3,484	*	United Therapeutics Corp	222,140
1,220	*e	US BioEnergy Corp	13,859
1,425	*e	USANA Health Sciences, Inc	63,755
15,927		Valeant Pharmaceuticals International	265,822
4,440	*e	Vanda Pharmaceuticals, Inc	89,954
4,749	*e	Verasun Energy Corp	68,766
10,292	*	Viropharma, Inc	142,030
2,420	*e	Visicu, Inc	22,143
4,507	*e	WR Grace & Co	110,376
3,722	*e	Xenoport, Inc	165,331
18,757	*	XOMA Ltd	57,021
6,617	*e	Zymogenetics, Inc	96,674
		TOTAL CHEMICALS AND ALLIED PRODUCTS	10,861,565

COAL MINING - 0.23%
10,858	*e	Alpha Natural Resources, Inc	225,738
11,468	*e	International Coal Group, Inc	68,579
		TOTAL COAL MINING	294,317

COMMUNICATIONS - 2.71%
4,272	*e	Anixter International, Inc	321,297
762	*e	Aruba Networks, Inc	15,316
4,260	*	Authorize.Net Holdings, Inc	76,211
7,628	*e	Brightpoint, Inc	105,190
3,453	*	Cbeyond Communications, Inc	132,975
4,511	*e	Centennial Communications Corp	42,809
10,898		Citadel Broadcasting Corp	70,292
1,837		Consolidated Communications Holdings, Inc	41,516
2,165	*e	Crown Media Holdings, Inc (Class A)	15,588
216		CT Communications, Inc	6,590
2,055	*e	Cumulus Media, Inc (Class A)	19,214
24,519	*e	Dobson Communications Corp (Class A)	272,406
5,435	*	Entravision Communications Corp (Class A)	56,687
1,790	*	Eschelon Telecom, Inc	52,984
639	e	Fairpoint Communications, Inc	11,342
21,147	*	Foundry Networks, Inc	352,309
1,262	*	General Communication, Inc (Class A)	16,166
2,037	*e	GeoEye, Inc	44,264
1,701	*e	Global Crossing Ltd	32,115
3,125	*e	Globalstar, Inc	32,344
1,113		Golden Telecom, Inc	61,226
4,192	*e	Harris Stratex Networks, Inc (Class A)	75,372
1,054	*e	Hughes Communications, Inc	54,998
5,457	*	Ibasis, Inc	54,843
7,006	*	ICO Global Communications Holdings Ltd	24,381
769	*	InPhonic, Inc	3,584
2,105		iPCS, Inc	71,296
8,274	*	j2 Global Communications, Inc	288,763
2,244	*e	Knology, Inc	38,978
2,739	*e	Lodgenet Entertainment Corp	87,812
5,859	*	Mastec, Inc	92,689
497	*	Nexstar Broadcasting Group, Inc (Class A)	6,531
2,249	e	North Pittsburgh Systems, Inc	47,791

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
5,118	*	Novatel Wireless, Inc	$133,170
4,605		NTELOS Holdings Corp	127,282
4,347	*	Orbcomm, Inc	71,334
4,570	*e	PAETEC Holding Corp	51,595
860	*	Rural Cellular Corp (Class A)	37,677
138		Salem Communications Corp (Class A)	1,530
3,244	*	SAVVIS, Inc	160,610
200		Shenandoah Telecom Co	10,166
3,996	e	Sinclair Broadcast Group, Inc (Class A)	56,823
3,604	*e	Spanish Broadcasting System, Inc (Class A)	15,497
2,080	*e	Switch & Data Facilities Co, Inc	39,915
8,115	*e	Terremark Worldwide, Inc	52,342
16,170	*e	TiVo, Inc	93,624
4,887	*e	Vonage Holdings Corp	15,199
		TOTAL COMMUNICATIONS	3,492,643

DEPOSITORY INSTITUTIONS - 1.33%
1,702	e	Bank of the Ozarks, Inc	47,435
85	e	Capitol Bancorp Ltd	2,323
442	e	Cascade Bancorp	10,228
910	e	Cass Information Systems, Inc	32,997
338	e	City Bank	10,650
1,647	e	CoBiz, Inc	29,844
2,672	*e	Dollar Financial Corp	76,152
1,292	e	Enterprise Financial Services Corp	32,119
7,753	*e	Euronet Worldwide, Inc	226,077
327		First Busey Corp	6,537
1,221		First Republic Bank	65,519
1,256	e	First South Bancorp, Inc	33,786
495		Frontier Financial Corp	11,152
637		K-Fed Bancorp	9,995
329	e	Macatawa Bank Corp	5,234
7,047	*e	Net 1 UEPS Technologies, Inc	170,185
8,989	e	NewAlliance Bancshares, Inc	132,318
1,070	*e	Oritani Financial Corp	15,290
1,504	*e	Pinnacle Financial Partners, Inc	44,157
267		Preferred Bank	10,680
17	e	Premierwest Bancorp	230
2,021	e	PrivateBancorp, Inc	58,205
949	e	QC Holdings, Inc	14,235
1,127	e	Sierra Bancorp	31,781
4,742	*	Signature Bank	161,702
280		Southside Bancshares, Inc	6,082
1,429	e	Suffolk Bancorp	45,614
3,113	*e	Superior Bancorp	31,846
1,103	*e	SVB Financial Group	58,580
517	*e	Texas Capital Bancshares, Inc	11,555
12,760	e	Trustco Bank Corp NY	126,069
1,563	e	United Security Bancshares	31,854
100	e	Vineyard National Bancorp	2,297
2,512	*e	Virginia Commerce Bancorp	42,478
252	*	Wauwatosa Holdings, Inc	4,168
1,367	e	Westamerica Bancorporation	60,476
1,598	*e	Western Alliance Bancorp	47,700

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
470		Wilshire Bancorp, Inc	$5,725
		TOTAL DEPOSITORY INSTITUTIONS	1,713,275

EATING AND DRINKING PLACES - 2.48%
2,865	*	AFC Enterprises	49,536
11,061		Applebees International, Inc	266,570
1,800	*	Benihana, Inc (Class A)	36,000
2,628	*e	BJ's Restaurants, Inc	51,877
2,640	*e	Buffalo Wild Wings, Inc	109,798
4,932	*e	California Pizza Kitchen, Inc	105,939
1,569	*e	Carrols Restaurant Group, Inc	23,927
2,430		CBRL Group, Inc	103,226
2,230	*	CEC Entertainment, Inc	78,496
5,466	*e	Chipotle Mexican Grill, Inc (Class B)	429,792
10,622		CKE Restaurants, Inc	213,184
15,895	*	Denny's Corp	70,733
1,207	e	IHOP Corp	65,697
2,834	*	Jack in the Box, Inc	201,044
10,697	*e	Krispy Kreme Doughnuts, Inc	99,054
2,229	*	McCormick & Schmick's Seafood Restaurants, Inc	57,820
643	*	Morton's Restaurant Group, Inc	11,645
2,263	*e	Papa John's International, Inc	65,084
4,331	*e	PF Chang's China Bistro, Inc	152,451
4,160	*	Rare Hospitality International, Inc	111,363
2,897	*e	Red Robin Gourmet Burgers, Inc	116,952
7,368	e	Ruby Tuesday, Inc	193,999
3,111	*	Ruth's Chris Steak House, Inc	52,856
11,239	*e	Sonic Corp	248,607
8,871	*	Texas Roadhouse, Inc (Class A)	113,460
10,665		Triarc Cos (Class B)	167,441
		TOTAL EATING AND DRINKING PLACES	3,196,551

EDUCATIONAL SERVICES - 0.79%
14,559	*e	Corinthian Colleges, Inc	237,166
10,067		DeVry, Inc	342,479
595	*	Lincoln Educational Services Corp	8,842
2,446		Strayer Education, Inc	322,163
4,155	*e	Universal Technical Institute, Inc	105,495
		TOTAL EDUCATIONAL SERVICES	1,016,145

ELECTRIC, GAS, AND SANITARY SERVICES - 0.99%
2,558		American Ecology Corp	54,792
1,636	*	Clean Energy Fuels Corp	20,548
2,841	*e	Clean Harbors, Inc	140,402
2,337	e	Consolidated Water Co, Inc	68,497
6,143	e	Crosstex Energy, Inc	176,488
304		EnergySouth, Inc	15,504
486	*	EnerNOC, Inc	18,531
7,106		ITC Holdings Corp	288,717
1,145		Markwest Hydrocarbon, Inc	65,757
320		Metal Management, Inc	14,102
2,255	e	Ormat Technologies, Inc	84,968
2,333	*e	Pike Electric Corp	52,213
8,094	*	Waste Connections, Inc	244,763

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
819		Waste Industries USA, Inc	$27,961
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	1,273,243

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 8.58%
3,626	*e	Acme Packet, Inc	41,663
5,215		Acuity Brands, Inc	314,360
5,138		Adtran, Inc	133,434
6,932	*e	Advanced Analogic Technologies, Inc	67,240
5,967	*	Advanced Energy Industries, Inc	135,212
6,070	*e	American Superconductor Corp	117,212
11,058	*	AMIS Holdings, Inc	138,446
17,562	*e	Amkor Technology, Inc	276,602
9,892	*e	Anadigics, Inc	136,411
17,855	*	Applied Micro Circuits Corp	44,638
16,935	*	Arris Group, Inc	297,887
9,271	*e	Atheros Communications, Inc	285,918
4,934	*	ATMI, Inc	148,020
33,977	*e	Avanex Corp	61,159
1,943	*	AZZ, Inc	65,382
7,622		Baldor Electric Co	375,612
2,582	*	Benchmark Electronics, Inc	58,405
2,014	*	BigBand Networks, Inc	26,404
8,272	*	C-COR, Inc	116,304
3,242	*	Ceradyne, Inc	239,778
2,945	*e	Color Kinetics, Inc	98,392
3,904	*	Comtech Telecommunications Corp	181,224
21,991	*	Conexant Systems, Inc	30,348
1,105	*	CPI International, Inc	21,912
1,610		Cubic Corp	48,590
3,352	*e	Diodes, Inc	140,013
2,005	*	Ditech Networks, Inc	16,421
279	*	DSP Group, Inc	5,711
2,985	*e	DTS, Inc	64,983
1,336	*	EMS Technologies, Inc	29,472
6,639	*e	Energy Conversion Devices, Inc	204,614
15,740	*e	Evergreen Solar, Inc	146,382
2,672	*	Exar Corp	35,805
44,620	*e	Finisar Corp	168,664
3,263	e	Franklin Electric Co, Inc	153,948
10,962	*e	FuelCell Energy, Inc	86,819
38,627	*	Gemstar-TV Guide International, Inc	190,045
4,734	*	Genlyte Group, Inc	371,808
3,207	*e	Greatbatch, Inc	103,907
12,975	*e	Harmonic, Inc	115,088
15,840	*e	Hexcel Corp	333,749
2,712	*	Hittite Microwave Corp	115,884
7,872	*e	Interdigital Communications Corp	253,242
601		Inter-Tel, Inc	14,382
6,350	*e	InterVoice, Inc	52,896
1,637	*	IPG Photonics Corp	32,658
2,490	*e	iRobot Corp	49,427
2,609	*e	IXYS Corp	21,785
344	*	Lamson & Sessions Co	9,140
1,174	*	Littelfuse, Inc	39,646

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
7,608	*	Mattson Technology, Inc	$73,798
3,859	*e	Medis Technologies Ltd	56,689
9,339		Micrel, Inc	118,792
12,800	*e	Microsemi Corp	306,560
9,039	*	Microtune, Inc	47,274
7,183	*	MIPS Technologies, Inc	63,139
4,178	*e	Monolithic Power Systems, Inc	72,906
1,527	*	Moog, Inc (Class A)	67,356
646	*	Multi-Fineline Electronix, Inc	11,085
2,944	*e	Netlogic Microsystems, Inc	93,737
2,458	*	Omnivision Technologies, Inc	44,514
40,590	*	ON Semiconductor Corp	435,125
18,912	*	On2 Technologies, Inc	56,736
1,539	*	Oplink Communications, Inc	23,085
3,071	*e	OpNext, Inc	40,660
490	*e	Optium Corp	6,199
1,144	*	OSI Systems, Inc	31,288
1,421	*e	Pericom Semiconductor Corp	15,858
4,695	*	Plexus Corp	107,938
4,729	*	PLX Technology, Inc	52,776
33,062	*e	PMC - Sierra, Inc	255,569
15,307	*	Polycom, Inc	514,315
864	*	Powell Industries, Inc	27,441
2,709	e	Raven Industries, Inc	96,738
15,290	*e	RF Micro Devices, Inc	95,410
1,978	*	Seachange International, Inc	15,349
9,874	*	Semtech Corp	171,116
13,363	*	Silicon Image, Inc	114,655
6,526	*e	Sirenza Microdevices, Inc	77,464
3,704	*e	Skyworks Solutions, Inc	27,224
8,362	*	Smart Modular Technologies WWH, Inc	115,061
1,267	*	Standard Microsystems Corp	43,509
1,920	*e	Supertex, Inc	60,173
11,340	*	Sycamore Networks, Inc	45,587
3,781	*	Symmetricom, Inc	31,760
4,316	*e	Synaptics, Inc	154,470
8,861	*e	Syntax-Brillian Corp	43,596
2,486		Technitrol, Inc	71,274
2,446	*	Techwell, Inc	32,043
8,055	*	Tessera Technologies, Inc	326,630
9,583	*	Trident Microsystems, Inc	175,848
865	*	TTM Technologies, Inc	11,245
2,581	*e	Universal Display Corp	40,548
2,395	*	Universal Electronics, Inc	86,986
8,373	*e	Utstarcom, Inc	46,973
4,087	*	Viasat, Inc	131,193
3,290	e	Vicor Corp	43,527
3,543	*e	Volterra Semiconductor Corp	50,311
3,630	*	Zoltek Cos, Inc	150,754
2,723	*	Zoran Corp	54,569
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	11,053,895

ENGINEERING AND MANAGEMENT SERVICES - 3.16%
3,039	*	Advisory Board Co	168,847

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
5,164	*	Aecom Technology Corp	$128,119
580	*	Affymax, Inc	15,637
6,188	*e	Ariad Pharmaceuticals, Inc	33,972
449	e	CDI Corp	14,458
1,821	*e	CRA International, Inc	87,772
9,941	*e	CV Therapeutics, Inc	131,321
4,789		Diamond Management & Technology Consultants, Inc	63,215
6,640	*e	eResearch Technology, Inc	63,146
16,561	*	Exelixis, Inc	200,388
1,779	*	Exponent, Inc	39,796
3,605	*	Greenfield Online, Inc	57,356
4,734	*	Harris Interactive, Inc	25,327
3,148	*	Huron Consulting Group, Inc	229,835
8,531	*e	Incyte Corp	51,186
6,760	*	Infrasource Services, Inc	250,796
7,144	*	Isis Pharmaceuticals, Inc	69,154
2,147	*	Kendle International, Inc	78,945
6,992	*e	Kosan Biosciences, Inc	36,498
810	e	Landauer, Inc	39,893
1,919	*	LECG Corp	28,996
5,684	*e	Lifecell Corp	173,589
6,415	*e	Luminex Corp	78,969
284		MAXIMUS, Inc	12,320
1,183	*	Michael Baker Corp	43,948
440	*	MTC Technologies, Inc	10,806
7,227	*e	Myriad Genetics, Inc	268,772
6,827	*e	Navigant Consulting, Inc	126,709
5,160	*	Neurogen Corp	34,262
5,599	*	Omnicell, Inc	116,347
1,485	*	PharmaNet Development Group, Inc	47,342
4,944	*	Regeneration Technologies, Inc	55,620
10,620	*e	Regeneron Pharmaceuticals, Inc	190,310
25,620	*e	Rentech, Inc	66,356
8,250	*	Resources Connection, Inc	273,735
4,263	*e	Rigel Pharmaceuticals, Inc	37,983
8,850	*	Savient Pharmaceuticals, Inc	109,917
6,945	*	Seattle Genetics, Inc	68,130
5,091	*e	Senomyx, Inc	68,729
1,283	*	Stanley, Inc	22,606
3,028	*e	Symyx Technologies, Inc	34,852
1,852	*e	Tejon Ranch Co	81,858
9,705	*e	Telik, Inc	32,803
5,864	*	Tetra Tech, Inc	126,369
5,927	*e	Verenium Corp	30,050
738	*	Washington Group International, Inc	59,047
1,737		Watson Wyatt & Co Holdings (Class A)	87,684
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	4,073,770

ENVIRONMENTAL QUALITY AND HOUSING - 0.01%
1,535	*	Home Solutions of America, Inc	9,179
		TOTAL ENVIRONMENTAL QUALITY AND HOUSING	9,179

FABRICATED METAL PRODUCTS - 0.98%
101		Ameron International Corp	9,109

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
823		Aptargroup, Inc	$29,266
1,350	*	Chart Industries, Inc	38,394
2,125	e	Dynamic Materials Corp	79,688
1,580		Gulf Island Fabrication, Inc	54,826
1,473	e	Insteel Industries, Inc	26,514
954	*	Ladish Co, Inc	41,022
443		Lifetime Brands, Inc	9,059
4,829	*e	Mobile Mini, Inc	141,007
499	*	NCI Building Systems, Inc	24,616
594	*	PGT, Inc	6,492
2,286		Silgan Holdings, Inc	126,370
2,952		Simpson Manufacturing Co, Inc	99,600
5,047	*e	Smith & Wesson Holding Corp	84,537
3,750	*	Sturm Ruger & Co, Inc	58,200
1,241	e	Sun Hydraulics Corp	61,119
10,431	*e	Taser International, Inc	145,617
3,052	e	Valmont Industries, Inc	222,064
		TOTAL FABRICATED METAL PRODUCTS	1,257,500

FOOD AND KINDRED PRODUCTS - 0.90%
3,414	*	Altus Pharmaceuticals, Inc	39,398
1,079	*	American Dairy, Inc	20,134
1,237	*	Boston Beer Co, Inc (Class A)	48,676
967		Coca-Cola Bottling Co Consolidated	48,640
13,727	*e	Darling International, Inc	125,465
3,687		Flowers Foods, Inc	122,998
1,531		J&J Snack Foods Corp	57,780
4,625	*e	Jones Soda Co	64,843
3,286		Lancaster Colony Corp	137,651
1,520		Lance, Inc	35,811
2,030	*	M&F Worldwide Corp	135,157
149		MGP Ingredients, Inc	2,518
1,537	e	National Beverage Corp	17,691
2,480	*e	Peet's Coffee & Tea, Inc	61,082
1,136	*	Ralcorp Holdings, Inc	60,719
1,755	e	Reddy Ice Holdings, Inc	50,053
1,700		Sanderson Farms, Inc	76,534
667	*	Synutra International, Inc	13,547
1,451		Tootsie Roll Industries, Inc	40,207
		TOTAL FOOD AND KINDRED PRODUCTS	1,158,904

FOOD STORES - 0.27%
198	e	Arden Group, Inc (Class A)	27,007
632	*	Great Atlantic & Pacific Tea Co, Inc	21,197
1,773		Ingles Markets, Inc (Class A)	61,080
1,561	*	Pantry, Inc	71,962
5,298	*	Pathmark Stores, Inc	68,662
5,099	*	Wild Oats Markets, Inc	85,459
281	*	Winn-Dixie Stores, Inc	8,233
		TOTAL FOOD STORES	343,600

FURNITURE AND FIXTURES - 0.89%
422		Ethan Allen Interiors, Inc	14,454
10,691		Herman Miller, Inc	337,836

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
9,258	e	Interface, Inc (Class A)	$174,606
2,224		Kimball International, Inc (Class B)	31,158
5,062	e	Sealy Corp	83,624
8,308	*e	Select Comfort Corp	134,756
13,850	e	Tempur-Pedic International, Inc	358,715
609	*	Williams Scotsman International, Inc	14,500
		TOTAL FURNITURE AND FIXTURES	1,149,649

FURNITURE AND HOMEFURNISHINGS STORES - 0.36%
4,669	*e	Guitar Center, Inc	279,253
8,229		Knoll, Inc	184,330
		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	463,583

GENERAL BUILDING CONTRACTORS - 0.52%
213	e	Amrep Corp	10,128
4,138		McGrath RentCorp	139,409
3,475	*	Perini Corp	213,817
1,214	*e	Team, Inc	54,594
8,660		Walter Industries, Inc	250,794
		TOTAL GENERAL BUILDING CONTRACTORS	668,742

GENERAL MERCHANDISE STORES - 0.14%
4,281	*	99 Cents Only Stores	56,124
535		Bon-Ton Stores, Inc	21,432
763	*e	Cabela's, Inc	16,885
158	*e	Conn's, Inc	4,512
4,593	*e	Retail Ventures, Inc	74,085
694		Stein Mart, Inc	8,508
		TOTAL GENERAL MERCHANDISE STORES	181,546

HEALTH SERVICES - 2.00%
2,418	*e	Alliance Imaging, Inc	22,705
4,124	*	Amedisys, Inc	149,825
1,947	*	American Dental Partners, Inc	50,564
2,934	*	Apria Healthcare Group, Inc	84,411
2,776	*e	Assisted Living Concepts, Inc (A Shares)	29,564
2,021	*e	Bio-Reference Labs, Inc	55,274
1,246	*e	Corvel Corp	32,570
461	*	Cross Country Healthcare, Inc	7,689
3,760	*e	CryoLife, Inc	48,918
2,013	*e	eHealth, Inc	38,428
583	*e	Emeritus Corp	18,061
5,274	*e	Enzo Biochem, Inc	78,846
198	*	Genesis HealthCare Corp	13,547
2,402	*e	Genomic Health, Inc	45,158
1,505	*	Gentiva Health Services, Inc	30,190
5,879	*e	Healthways, Inc	278,488
5,287	*e	Hythiam, Inc	45,733
8,225	*	Immunomedics, Inc	34,134
3,370	e	LCA-Vision, Inc	159,266
2,382	*e	LHC Group, Inc	62,408
1,130	*	Magellan Health Services, Inc	52,511
2,902	*e	Matria Healthcare, Inc	87,873
572	*	Medcath Corp	18,190

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
784	e	National Healthcare Corp	$40,454
15,355	*e	Nektar Therapeutics	145,719
3,454	*e	Nighthawk Radiology Holdings, Inc	62,345
430	*	Odyssey HealthCare, Inc	5,100
2,074	e	Option Care, Inc	31,940
9,145	*	Psychiatric Solutions, Inc	331,598
2,194	*e	Radiation Therapy Services, Inc	57,790
853	*e	Sirtris Pharmaceuticals, Inc	8,419
1,935	*	Skilled Healthcare Group, Inc (Class A)	30,012
4,378	*e	Stereotaxis, Inc	57,177
7,164	*	Sun Healthcare Group, Inc	103,806
6,318	*e	Sunrise Senior Living, Inc	252,657
272	*	Symbion, Inc	5,905
		TOTAL HEALTH SERVICES	2,577,275

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.27%
617	*e	Comverge, Inc	19,133
3,442		Granite Construction, Inc	220,908
1,080	*	Great Lakes Dredge & Dock Corp	10,260
4,107	*	Matrix Service Co	102,059
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	352,360

HOLDING AND OTHER INVESTMENT OFFICES - 8.10%
5,606		Acadia Realty Trust	145,476
353	*e	Alexander's, Inc	142,700
2,414		Alexandria Real Estate Equities, Inc	233,723
2,572		Associated Estates Realty Corp	40,097
954	e	Cherokee, Inc	34,859
764	e	Corporate Office Properties Trust	31,332
6,936		Cousins Properties, Inc	201,213
13,081		Crescent Real Estate Equities Co	293,538
8,874		Digital Realty Trust, Inc	334,372
3,372		EastGroup Properties, Inc	147,761
9,097		Equity Inns, Inc	203,773
3,468		Equity Lifestyle Properties, Inc	180,995
10,331		FelCor Lodging Trust, Inc	268,916
4,519		First Industrial Realty Trust, Inc	175,156
3,078		Getty Realty Corp	80,890
6,475	e	Glimcher Realty Trust	161,875
6,647		Highwoods Properties, Inc	249,263
4,382		Home Properties, Inc	227,557
1,598	e	Inland Real Estate Corp	27,134
61,800		iShares Russell 2000 Growth Index Fund	5,301,204
2,123	e	JER Investors Trust, Inc	31,845
2,609		Maguire Properties, Inc	89,567
4,169		Mid-America Apartment Communities, Inc	218,789
169		National Health Investors, Inc	5,361
13,170		Nationwide Health Properties, Inc	358,224
7,032	*	NexCen Brands, Inc	78,336
11,153		Omega Healthcare Investors, Inc	176,552
2,382		PennantPark Investment Corp	33,443
1,129		Post Properties, Inc	58,855
2,576		PS Business Parks, Inc	163,241
1,230	*e	Quadra Realty Trust, Inc	15,387

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
1,908		Ramco-Gershenson Properties	$68,554
1,884		Saul Centers, Inc	85,439
2,840		Sun Communities, Inc	84,547
5,424	e	Tanger Factory Outlet Centers, Inc	203,129
501		Universal Health Realty Income Trust	16,683
7,707	e	Washington Real Estate Investment Trust	262,038
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	10,431,824

HOTELS AND OTHER LODGING PLACES - 0.58%
1,804		Ameristar Casinos, Inc	62,671
2,944	*	Gaylord Entertainment Co	157,916
341	*	Isle of Capri Casinos, Inc	8,170
1,228		Marcus Corp	29,177
1,940	*	Monarch Casino & Resort, Inc	52,089
3,210	*e	Morgans Hotel Group Co	78,260
1,000	*	Riviera Holdings Corp	36,350
5,242	*e	Vail Resorts, Inc	319,081
		TOTAL HOTELS AND OTHER LODGING PLACES	743,714

INDUSTRIAL MACHINERY AND EQUIPMENT - 4.35%
1,580	e	Aaon, Inc	50,323
4,030	e	Actuant Corp (Class A)	254,132
1,609	*	Altra Holdings, Inc	27,804
140		Ampco-Pittsburgh Corp	5,613
3,163	*	Astec Industries, Inc	133,542
2,062	*e	ASV, Inc	35,631
7,274	*	Asyst Technologies, Inc	52,591
1,166	*	Brooks Automation, Inc	21,163
6,245		Bucyrus International, Inc (Class A)	442,021
364	e	Cascade Corp	28,552
8,312	*	Cirrus Logic, Inc	68,990
1,786	*	Columbus McKinnon Corp	57,509
2,823	*	Cray, Inc	21,539
3,444		Curtiss-Wright Corp	160,525
4,647	*	Cymer, Inc	186,809
4,432	*	Dril-Quip, Inc	199,218
8,412	*	Emulex Corp	183,718
2,518	*	ENGlobal Corp	30,594
3,006	*e	Entegris, Inc	35,711
1,521	*	Flotek Industries, Inc	91,184
6,135	*e	Flow International Corp	77,301
2,875	*e	Fuel Tech, Inc	98,469
5,078	*e	Goodman Global, Inc	112,833
1,888		Gorman-Rupp Co	60,152
927	*	Hurco Cos, Inc	46,331
10,087	*e	Intermec, Inc	255,302
3,764	*	Intevac, Inc	80,023
1,377	*e	Isilon Systems, Inc	21,233
3,917		Kaydon Corp	204,154
8,712	*	Kulicke & Soffa Industries, Inc	91,215
713	e	Lindsay Manufacturing Co	31,579
2,544		Lufkin Industries, Inc	164,215
6,821	*	Micros Systems, Inc	371,062
2,314	*e	Middleby Corp	138,423

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
2,893	*	NATCO Group, Inc (Class A)	$133,194
5,822	*e	Netgear, Inc	211,048
4,321		Nordson Corp	216,741
472	*	Rackable Systems, Inc	5,834
3,621	*	RBC Bearings, Inc	149,366
1,353	*	Rimage Corp	42,741
1,063	e	Sauer-Danfoss, Inc	31,635
3,905	*e	Scansource, Inc	124,921
493	*	Semitool, Inc	4,738
3,863	*e	Sigma Designs, Inc	100,786
11,318	*e	SourceForge, Inc	47,762
1,729	*	STEC, Inc	11,117
1,456	*	Super Micro Computer, Inc	14,575
821	*	T-3 Energy Services, Inc	27,462
1,394		Tennant Co	50,881
3,264	*	TurboChef Technologies, Inc	45,435
760		Twin Disc, Inc	54,652
2,065	*e	Ultratech, Inc	27,526
3,585		Watsco, Inc	195,024
4,997		Woodward Governor Co	268,189
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	5,603,088

INSTRUMENTS AND RELATED PRODUCTS - 8.30%
3,495	*e	Abaxis, Inc	72,906
4,848	*e	Abiomed, Inc	52,261
2,530	*	Accuray, Inc	56,115
11,486	*e	Affymetrix, Inc	285,887
9,905	*e	Align Technology, Inc	239,305
12,106	*e	American Medical Systems Holdings, Inc	218,392
1,545	*e	American Science & Engineering, Inc	87,833
382	*	Anaren, Inc	6,727
1,584	*e	Angiodynamics, Inc	28,528
871	*e	Argon ST, Inc	20,216
4,276	e	Arrow International, Inc	163,685
4,630	*e	Arthrocare Corp	203,303
3,074	*e	Aspect Medical Systems, Inc	45,987
1,865	e	Badger Meter, Inc	52,705
1,382	*	Biosite, Inc	127,821
10,814	*	Bruker BioSciences Corp	97,434
9,620	*e	Cepheid, Inc	140,452
1,764	*e	Coherent, Inc	53,820
1,671		Cohu, Inc	37,180
2,245	*	Cutera, Inc	55,945
3,935	*e	Cyberonics, Inc	66,187
1,260	*	Cynosure, Inc (Class A)	45,902
3,209	*e	Dionex Corp	227,807
3,961	*e	DJ Orthopedics, Inc	163,470
1,815	*	Eagle Test Systems, Inc	29,149
164	e	EDO Corp	5,391
4,358	*e	ESCO Technologies, Inc	158,021
884	*e	Esterline Technologies Corp	42,706
3,006	*e	ev3, Inc	50,741
425	*	Excel Technology, Inc	11,875
2,449	*e	FARO Technologies, Inc	78,025

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
5,905	*	FEI Co	$191,676
11,133	*e	Flir Systems, Inc	514,901
8,016	*	Formfactor, Inc	307,013
7,274	*	Fossil, Inc	214,510
3,333	*e	Foxhollow Technologies, Inc	70,793
4,140	*	Haemonetics Corp	217,805
9,042	*d	Hologic, Inc	500,113
1,387	*e	ICU Medical, Inc	59,558
3,505	*e	I-Flow Corp	58,674
4,009	*e	II-VI, Inc	108,925
8,986	*e	Illumina, Inc	364,742
11,849	*e	Input/Output, Inc	184,963
992	*e	Insulet Corp	14,086
3,055	*	Integra LifeSciences Holdings Corp	150,978
6,305	*e	Ionatron, Inc	24,590
5,034	*e	Itron, Inc	392,350
5,166	*	Ixia	47,837
1,414	*	Kensey Nash Corp	37,909
7,649	*e	Kyphon, Inc	368,299
5,353	*	L-1 Identity Solutions, Inc	109,469
10,414	*e	LTX Corp	57,902
973	*	Measurement Specialties, Inc	23,041
1,895	*	Medical Action Industries, Inc	34,224
6,586	e	Mentor Corp	267,918
521	*	Merit Medical Systems, Inc	6,231
2,493	*	Micrus Endovascular Corp	61,328
1,824	e	Mine Safety Appliances Co	79,818
401	*	MKS Instruments, Inc	11,108
1,849		MTS Systems Corp	82,595
3,554	*	Natus Medical, Inc	56,580
3,189	*	Northstar Neuroscience, Inc	37,088
5,855	*	NuVasive, Inc	158,144
3,338	*e	NxStage Medical, Inc	43,160
4,069	e	Oakley, Inc	115,560
1,594	*e	Orthofix International NV	71,682
679	*e	OYO Geospace Corp	50,375
3,176	*e	Palomar Medical Technologies, Inc	110,239
3,850		PolyMedica Corp	157,273
2,359	*	Rofin-Sinar Technologies, Inc	162,771
2,419	*	Rudolph Technologies, Inc	40,180
8,867	*e	Sirf Technology Holdings, Inc	183,902
2,834	*e	Sirona Dental Systems, Inc	107,210
4,371	*e	Sonic Innovations, Inc	38,246
1,020	*	Sonic Solutions, Inc	12,862
2,910	*e	SonoSite, Inc	91,461
5,569	*e	Spectranetics Corp	64,155
4,931		STERIS Corp	150,889
555	*	Symmetry Medical, Inc	8,886
4,984	*	Teledyne Technologies, Inc	229,015
8,671	*	Thoratec Corp	159,460
1,433	e	United Industrial Corp	85,951
2,941	*	Varian, Inc	161,255
723	*	Veeco Instruments, Inc	14,995
4,932	*	Ventana Medical Systems, Inc	381,096

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
2,739	*e	Vital Images, Inc	$74,391
1,601		Vital Signs, Inc	88,936
9,624	*	Vivus, Inc	50,334
3,950	*	Volcano Corp	79,830
5,679	*	Wright Medical Group, Inc	136,977
1,339	*e	X-Rite, Inc	19,777
2,521	*	Zoll Medical Corp	56,244
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	10,688,056

INSURANCE AGENTS, BROKERS AND SERVICE - 0.17%
435		Hilb Rogal & Hobbs Co	18,644
4,276		National Financial Partners Corp	198,022
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	216,666

INSURANCE CARRIERS - 0.61%
1,014	e	21st Century Insurance Group	22,166
3,197		Amtrust Financial Services, Inc	60,072
5,109	*	Centene Corp	109,435
910	*	Darwin Professional Underwriters, Inc	22,905
1,152	*e	Enstar Group Ltd	139,058
1,072	*	First Mercury Financial Corp	22,480
5,123	*	HealthExtras, Inc	151,538
4,867	*	Healthspring, Inc	92,765
288		National Interstate Corp	7,511
1,384	*	Primus Guaranty Ltd	14,836
3,457		Tower Group, Inc	110,278
1,489	*	Universal American Financial Corp	31,686
		TOTAL INSURANCE CARRIERS	784,730

JUSTICE, PUBLIC ORDER AND SAFETY - 0.19%
8,496	*e	Geo Group, Inc	247,234
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	247,234

LEATHER AND LEATHER PRODUCTS - 0.48%
3,144	*e	Genesco, Inc	164,463
8,535	*e	Iconix Brand Group, Inc	189,648
1,735		Steven Madden Ltd	56,839
2,902	*	Timberland Co (Class A)	73,101
4,979		Wolverine World Wide, Inc	137,968
		TOTAL LEATHER AND LEATHER PRODUCTS	622,019

LEGAL SERVICES - 0.29%
7,109	*e	FTI Consulting, Inc	270,355
1,569	*e	Pre-Paid Legal Services, Inc	100,902
		TOTAL LEGAL SERVICES	371,257

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.05%
1,554	*	Emergency Medical Services Corp (Class A)	60,808
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	60,808

LUMBER AND WOOD PRODUCTS - 0.16%
10,871	*	Champion Enterprises, Inc	106,862
1,820	e	Deltic Timber Corp	99,772
		TOTAL LUMBER AND WOOD PRODUCTS	206,634

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
METAL MINING - 0.59%
9,789	*	Apex Silver Mines Ltd	$197,542
24,164	*	Coeur d'Alene Mines Corp	86,749
20,205	*	Hecla Mining Co	172,551
8,125	*e	Idaho General Mines, Inc	51,513
4,533	*	Rosetta Resources, Inc	97,641
1,512	e	Royal Gold, Inc	35,940
4,508	*e	ShengdaTech, Inc	23,983
447	*	Stillwater Mining Co	4,921
4,110	*e	Uranium Resources, Inc	45,333
7,654	*	US Gold Corp	42,097
		TOTAL METAL MINING	758,270

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.20%
533		Blyth, Inc	14,167
5,358	e	Daktronics, Inc	115,090
429		Marine Products Corp	3,531
1,994		Nautilus, Inc	24,008
5,900	*e	Shuffle Master, Inc	97,940
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	254,736

MISCELLANEOUS RETAIL - 1.69%
3,970	*e	1-800-FLOWERS.COM, Inc (Class A)	37,437
2,815	*e	AC Moore Arts & Crafts, Inc	55,202
3,739	e	Big 5 Sporting Goods Corp	95,345
2,261	*e	Blue Nile, Inc	136,564
2,807	*e	Build-A-Bear Workshop, Inc	73,375
4,672		Cash America International, Inc	185,245
5,879	*e	CKX, Inc	81,248
6,386	*	Ezcorp, Inc (Class A)	84,551
461	*	Gander Mountain Co	5,232
3,357	*	GSI Commerce, Inc	76,237
5,323	*	Hibbett Sports, Inc	145,744
5,183		Longs Drug Stores Corp	272,211
2,724	*e	Overstock.com, Inc	49,767
6,323	*	Priceline.com, Inc	434,643
697		Pricesmart, Inc	17,237
2,388	*e	Shutterfly, Inc	51,461
3,071	*e	Stamps.com, Inc	42,318
1,041		Systemax, Inc	21,663
4,381	*e	Valuevision International, Inc (Class A)	49,593
3,672		World Fuel Services Corp	154,444
2,857	*e	Zumiez, Inc	107,937
		TOTAL MISCELLANEOUS RETAIL	2,177,454

MOTION PICTURES - 0.77%
2,051	*	Cinemark Holdings Inc	36,692
2,240	*e	Gaiam, Inc (Class A)	40,835
8,839	*	Macrovision Corp	265,700
6,956	*	National CineMedia, Inc	194,838
22,398	*	Time Warner Telecom, Inc (Class A)	450,200
		TOTAL MOTION PICTURES	988,265

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
MUSEUMS, BOTANICAL, ZOOLOGICAL GARDENS - 0.06%
4,896	*	Premier Exhibitions, Inc	$77,161
		TOTAL MUSEUMS, BOTANICAL, ZOOLOGICAL GARDENS	77,161

NONDEPOSITORY INSTITUTIONS - 0.66%
10,363	e	Advance America Cash Advance Centers, Inc	183,840
2,968		Advanta Corp (Class B)	92,423
1,285	e	Asta Funding, Inc	49,382
4,651		Centerline Holding Co	83,718
2,075	*e	CompuCredit Corp	72,666
895	*e	Credit Acceptance Corp	24,013
4,461	*	First Cash Financial Services, Inc	104,566
2,450	*e	Information Services Group, Inc	18,743
6,802	*	INVESTools, Inc	67,748
172		Nelnet, Inc (Class A)	4,204
1,244	*e	NewStar Financial, Inc	17,702
2,983	*	World Acceptance Corp	127,464
		TOTAL NONDEPOSITORY INSTITUTIONS	846,469

NONMETALLIC MINERALS, EXCEPT FUELS - 0.03%
1,337	e	AMCOL International Corp	36,513
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	36,513

OIL AND GAS EXTRACTION - 3.59%
352	e	APCO Argentina, Inc	29,888
2,223	*	Arena Resources, Inc	129,179
3,871	e	Atlas America, Inc	207,989
3,604	*e	ATP Oil & Gas Corp	175,299
4,620	*	Atwood Oceanics, Inc	317,024
4,932	*e	Basic Energy Services, Inc	126,111
2,690		Berry Petroleum Co (Class A)	101,359
4,042	*e	Bill Barrett Corp	148,867
2,696	*e	Bois d'Arc Energy, Inc	45,913
3,664	*	Cal Dive International, Inc	60,932
3,830	*e	Carrizo Oil & Gas, Inc	158,830
7,094	*e	Complete Production Services, Inc	183,380
5,428	*	Comstock Resources, Inc	162,677
2,195	*	Contango Oil & Gas Co	79,657
1,165	*	Dawson Geophysical Co	71,601
10,958	*e	Delta Petroleum Corp	220,037
5,972	*e	FX Energy, Inc	54,644
6,069	*e	GeoGlobal Resources, Inc	30,891
1,138	*	Geokinetics, Inc	35,312
1,914	*e	GMX Resources, Inc	66,224
2,685	*e	Goodrich Petroleum Corp	92,982
2,603	*	Grey Wolf, Inc	21,449
3,283	*	Gulfport Energy Corp	65,594
4,386	*e	Hercules Offshore, Inc	142,019
7,868	*	Mariner Energy, Inc	190,799
1,891	*	McMoRan Exploration Co	26,474
12,865	*	Newpark Resources, Inc	99,704
6,351	*	Parallel Petroleum Corp	139,087
14,856	*	Parker Drilling Co	156,582
2,820		Penn Virginia Corp	113,364

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
14,738	*e	PetroHawk Energy Corp	$233,745
385	*	Petroleum Development Corp	18,280
6,895	*e	Petroquest Energy, Inc	100,253
5,498		RPC, Inc	93,686
5,022	*e	Sulphco, Inc	18,129
1,021	*	Superior Offshore International, Inc	18,582
1,970	*e	Superior Well Services, Inc	50,058
5,483	*e	TXCO Resources, Inc	56,365
2,022	*	Venoco, Inc	37,751
8,518	*e	Warren Resources, Inc	99,490
5,118	*	W-H Energy Services, Inc	316,855
4,331	*	Willbros Group, Inc	128,544
		TOTAL OIL AND GAS EXTRACTION	4,625,606

PAPER AND ALLIED PRODUCTS - 0.61%
9,044	*	Cenveo, Inc	209,730
11,733	*e	Graphic Packaging Corp	56,788
5,537		Greif, Inc (Class A)	330,061
1,720	e	Neenah Paper, Inc	70,967
7,775	*	Playtex Products, Inc	115,148
		TOTAL PAPER AND ALLIED PRODUCTS	782,694

PERSONAL SERVICES - 0.41%
4,789		Coinmach Service Corp (Class A)	63,358
1,262	*e	Coinstar, Inc	39,728
869		CPI Corp	60,396
4,495	e	Jackson Hewitt Tax Service, Inc	126,354
15,571	*	Sally Beauty Holdings, Inc	140,139
2,105	*	Steiner Leisure Ltd	103,398
		TOTAL PERSONAL SERVICES	533,373

PETROLEUM AND COAL PRODUCTS - 0.14%
2,157	e	Alon USA Energy, Inc	94,930
1,186	e	Delek US Holdings, Inc	31,607
5,263	*e	Nova Biosource Fuels, Inc	13,421
1,237		WD-40 Co	40,660
		TOTAL PETROLEUM AND COAL PRODUCTS	180,618

PRIMARY METAL INDUSTRIES - 1.25%
7,521		Belden CDT, Inc	416,287
3,386	*	Brush Engineered Materials, Inc	142,178
2,148	*	Century Aluminum Co	117,345
1,369	*e	Coleman Cable, Inc	35,402
1,931	*	Haynes International, Inc	163,034
1,646	*e	LB Foster Co (Class A)	47,207
5,207		Matthews International Corp (Class A)	227,077
3,868	*	RTI International Metals, Inc	291,531
1,852	e	Texas Industries, Inc	145,215
577	*	Universal Stainless & Alloy	20,328
		TOTAL PRIMARY METAL INDUSTRIES	1,605,604

PRINTING AND PUBLISHING - 0.54%
2,400	*e	ACCO Brands Corp	55,320
1,475	*	Consolidated Graphics, Inc	102,188

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
1,198	e	Courier Corp	$47,920
4,391	e	Martha Stewart Living Omnimedia, Inc (Class A)	75,525
788		Multi-Color Corp	30,976
490	e	Schawk, Inc	9,810
526		Standard Register Co	5,996
5,651	*e	Sun-Times Media Group, Inc (Class A)	29,668
3,933	*e	Valassis Communications, Inc	67,608
7,210	*	VistaPrint Ltd	275,783
		TOTAL PRINTING AND PUBLISHING	700,794

RAILROAD TRANSPORTATION - 0.47%
6,155	e	Florida East Coast Industries	510,742
3,177	*	Genesee & Wyoming, Inc (Class A)	94,801
		TOTAL RAILROAD TRANSPORTATION	605,543

REAL ESTATE - 0.21%
1,016	e	Consolidated-Tomoka Land Co	70,399
2,621	*	Grubb & Ellis Co	30,404
4,458	*e	LoopNet, Inc	104,005
3,877		Thomas Properties Group, Inc	61,954
		TOTAL REAL ESTATE	266,762

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.75%
1,201	*	AEP Industries, Inc	54,057
2,135	*e	Deckers Outdoor Corp	215,422
2,378	*e	Metabolix, Inc	59,521
3,363	*	Skechers U.S.A., Inc (Class A)	98,200
4,016		Titan International, Inc	126,946
253	*	Trex Co, Inc	4,966
5,020		Tupperware Corp	144,275
5,571	e	West Pharmaceutical Services, Inc	262,673
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	966,060

SECURITY AND COMMODITY BROKERS - 1.77%
291		Calamos Asset Management, Inc (Class A)	7,435
2,925	e	Cohen & Steers, Inc	127,091
1,455	*	Epoch Holding Corp	19,482
971	*	FCStone Group, Inc	55,648
224		GAMCO Investors, Inc (Class A)	12,555
2,670	*e	GFI Group, Inc	193,522
3,210	e	Greenhill & Co, Inc	220,559
2,951	*e	Interactive Brokers Group, Inc (Class A)	80,061
6,525		International Securities Exchange, Inc	426,409
341	*	KBW, Inc	10,019
7,090	*	Knight Capital Group, Inc (Class A)	117,694
16,416	*e	Ladenburg Thalmann Financial Services, Inc	37,757
5,165	*e	MarketAxess Holdings, Inc	92,918
2,106	*e	Morningstar, Inc	99,035
7,239	e	optionsXpress Holdings, Inc	185,753
2,273	*	Penson Worldwide, Inc	55,757
2,499	*e	Stifel Financial Corp	147,166
446		SWS Group, Inc	9,642
1,973		US Global Investors, Inc (Class A)	44,728
206		Value Line, Inc	9,043

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
11,824		Waddell & Reed Financial, Inc (Class A)	$307,542
1,488		WP Stewart & Co Ltd	16,204
		TOTAL SECURITY AND COMMODITY BROKERS	2,276,020

SOCIAL SERVICES - 0.17%
4,415	*	Bright Horizons Family Solutions, Inc	171,788
877	*	Capital Senior Living Corp	8,261
1,488	*e	Providence Service Corp	39,759
		TOTAL SOCIAL SERVICES	219,808

SPECIAL TRADE CONTRACTORS - 0.42%
632	e	Alico, Inc	38,546
3,946		Chemed Corp	261,580
834		Comfort Systems USA, Inc	11,826
3,240	*	Dycom Industries, Inc	97,135
1,138	*	Integrated Electrical Services, Inc	37,520
2,305	*e	Layne Christensen Co	94,390
		TOTAL SPECIAL TRADE CONTRACTORS	540,997

STONE, CLAY, AND GLASS PRODUCTS - 0.32%
4,780		Apogee Enterprises, Inc	132,980
3,421	e	CARBO Ceramics, Inc	149,874
3,167	*e	Cabot Microelectronics Corp	112,397
2,252	*	US Concrete, Inc	19,570
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	414,821

TEXTILE MILL PRODUCTS - 0.03%
1,049	*e	Heelys, Inc	27,127
1,676		Xerium Technologies, Inc	12,771
		TOTAL TEXTILE MILL PRODUCTS	39,898

TOBACCO PRODUCTS - 0.06%
3,225	e	Vector Group Ltd	72,659
		TOTAL TOBACCO PRODUCTS	72,659

TRANSPORTATION BY AIR - 0.46%
1,726	*e	Air Methods Corp	63,292
15,344	*e	Airtran Holdings, Inc	167,556
840	*	Allegiant Travel Co	25,822
2,725	*e	EGL, Inc	126,658
1,009	*e	ExpressJet Holdings, Inc	6,034
4,170	*	JetBlue Airways Corp	48,997
4,101	*	Midwest Air Group, Inc	61,597
1,190	*e	PHI, Inc	35,450
3,258	*e	Pinnacle Airlines Corp	61,088
		TOTAL TRANSPORTATION BY AIR	596,494

TRANSPORTATION EQUIPMENT - 2.07%
5,780	*e	AAR Corp	190,798
1,097	*e	Aerovironment, Inc	22,609
1,635		American Railcar Industries, Inc	63,765
3,608	*	Amerigon, Inc	64,908
4,162		Clarcor, Inc	155,784
3,247	*	Comtech Group, Inc	53,608

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
10,809	*e	Fleetwood Enterprises, Inc	$97,821
11,394	*e	Force Protection, Inc	235,172
133		Freightcar America, Inc	6,363
9,395	*e	GenCorp, Inc	122,793
1,490	*e	GenTek, Inc	52,478
15,915	*e	Hayes Lemmerz International, Inc	85,145
4,249	e	Heico Corp	178,798
1,340		Kaman Corp	41,795
494	*	Miller Industries, Inc	12,399
1,757	e	Noble International Ltd	35,913
8,333	*	Orbital Sciences Corp	175,076
5,072	e	Polaris Industries, Inc	274,700
5,391	e	Spartan Motors, Inc	91,755
1,735	*	Tenneco, Inc	60,794
1,534	*	TransDigm Group, Inc	62,066
655		Triumph Group, Inc	42,883
11,085	*e	Visteon Corp	89,789
8,183		Westinghouse Air Brake Technologies Corp	298,925
4,910	e	Winnebago Industries, Inc	144,943
		TOTAL TRANSPORTATION EQUIPMENT	2,661,080

TRANSPORTATION SERVICES - 0.58%
2,684		Ambassadors Group, Inc	95,362
535		Ambassadors International, Inc	17,794
1,913	*	Dynamex, Inc	48,839
6,541	*	HUB Group, Inc (Class A)	229,982
4,249	*	Lear Corp	151,307
1,956		Pacer International, Inc	46,005
5,231		Ship Finance International Ltd	155,256
		TOTAL TRANSPORTATION SERVICES	744,545

TRUCKING AND WAREHOUSING - 0.31%
3,962	*e	Celadon Group, Inc	62,996
3,928		Forward Air Corp	133,906
3,258		Heartland Express, Inc	53,105
4,673	*	Old Dominion Freight Line	140,891
220	*	Saia, Inc	5,997
458	*	Universal Truckload Services, Inc	9,100
		TOTAL TRUCKING AND WAREHOUSING	405,995

WATER TRANSPORTATION - 0.61%
10,508	*	American Commercial Lines, Inc	273,733
2,120		Arlington Tankers Ltd	60,802
3,387		Double Hull Tankers, Inc	52,803
1,831		Eagle Bulk Shipping, Inc	41,033
162		Genco Shipping & Trading Ltd	6,684
1,221		Golar LNG Ltd	20,342
5,619		Horizon Lines, Inc (Class A)	184,078
2,655		Knightsbridge Tankers Ltd	81,004
6,860	*	Odyssey Marine Exploration, Inc	41,229
825	*	Ultrapetrol Bahamas Ltd	19,553
		TOTAL WATER TRANSPORTATION	781,261

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
WHOLESALE TRADE-DURABLE GOODS - 1.43%
1,226	*	1-800 Contacts, Inc	$28,762
1,308		Applied Industrial Technologies, Inc	38,586
6,962	e	Barnes Group, Inc	220,556
6,766	*e	Beacon Roofing Supply, Inc	114,954
804		Castle (A.M.) & Co	28,872
4,875	*e	Conceptus, Inc	94,429
687	*	Digi International, Inc	10,126
3,070	*	Drew Industries, Inc	101,740
1,517	*	Genesis Microchip, Inc	14,199
1,191	*	Glu Mobile, Inc	16,555
1,040	*e	Hansen Medical, Inc	19,645
2,792	*e	Houston Wire & Cable Co	79,321
1,897	*	Interline Brands, Inc	49,474
2,759	*	Keystone Automotive Industries, Inc	114,140
9,595	e	Knight Transportation, Inc	185,951
7,669	*e	LKQ Corp	189,117
1,371	*	MWI Veterinary Supply, Inc	54,689
1,147		Owens & Minor, Inc	40,076
1,223	e	PEP Boys-Manny Moe & Jack	24,656
11,321	*	PSS World Medical, Inc	206,269
1,830	*	RSC Holdings, Inc	36,600
3,031	*e	Solera Holdings, Inc	58,741
1,673	*	TomoTherapy, Inc	36,672
6,599	*	Tyler Technologies, Inc	81,894
		TOTAL WHOLESALE TRADE-DURABLE GOODS	1,846,024

WHOLESALE TRADE-NONDURABLE GOODS - 2.04%
9,396	*e	Akorn, Inc	65,678
15,978	*	Alliance One International, Inc	160,579
9,242	*e	Allscripts Healthcare Solutions, Inc	235,486
4,461	*e	Beijing Med-Pharm Corp	47,599
5,116	*e	Central European Distribution Corp	177,116
910	*e	Green Mountain Coffee Roasters, Inc	71,653
1,445	e	K-Swiss, Inc (Class A)	40,937
2,458	*	LSB Industries, Inc	52,552
303	*e	Maui Land & Pineapple Co, Inc	11,129
9,042		Men's Wearhouse, Inc	461,775
4,589		Myers Industries, Inc	101,463
1,011	e	Nash Finch Co	50,044
5,737		Nu Skin Enterprises, Inc (Class A)	94,660
2,006	*e	Nuco2, Inc	51,494
637	*e	School Specialty, Inc	22,575
1,125	*e	Source Interlink Cos, Inc	5,603
1,286		Spartan Stores, Inc	42,322
545		Stride Rite Corp	11,042
15,521	*e	Terra Industries, Inc	394,544
7,196	*e	United Natural Foods, Inc	191,270
2,926	*	United Stationers, Inc	194,989
1,083		Valhi, Inc	17,653
2,432	*e	Volcom, Inc	121,916
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	2,624,079

		TOTAL COMMON STOCKS	127,170,743
		(Cost $102,647,935)

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

PRINCIPAL		ISSUER	VALUE
SHORT-TERM INVESTMENTS - 29.07%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 1.11%
$ 1,430,000	d	Federal Home Loan Bank (FHLB) 0.000%, 07/02/07	$1,430,000
			1,430,000

SHARES		COMPANY

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 27.96%
36,002,188		State Street Navigator Securities Lending Prime Portfolio	36,002,188
			36,002,188

		TOTAL SHORT-TERM INVESTMENTS	37,432,188
		(Cost $37,431,997)

		TOTAL PORTFOLIO - 127.83%
		(Cost $140,079,932)	164,602,931

		OTHER ASSETS & LIABILITIES, NET - (27.83)%	(35,840,784)

		NET ASSETS - 100.00%	$128,762,147

	*	Non-income producing.
	d	All or a portion of these securities have been segregated by the custodian to cover margin
		or other requirements on futures contracts in the amount of $1,528,986.
	e	All or a portion of these securities are out on loan.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
SMALL-CAP VALUE INDEX FUND
STATEMENT OF INVESTMENTS (unaudited)
June 30, 2007

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.41%

AGRICULTURAL PRODUCTION-CROPS - 0.11%
9,191	e	Chiquita Brands International, Inc	$174,261
		TOTAL AGRICULTURAL PRODUCTION-CROPS	174,261

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.31%
8,547	e	Pilgrim's Pride Corp	326,239
70	e	Seaboard Corp	164,150
		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	490,389

AMUSEMENT AND RECREATION SERVICES - 0.66%
1,869		Churchill Downs, Inc	97,898
1,979	*e	Lakes Entertainment, Inc	23,372
6,566	*e	Leapfrog Enterprises, Inc	67,301
12,755	*	Live Nation, Inc	285,457
8,690	*	Magna Entertainment Corp	25,375
3,697	*e	Marvel Entertainment, Inc	94,200
5,353	*e	Multimedia Games, Inc	68,304
5,802	*	Pinnacle Entertainment, Inc	163,326
14,844	*e	Six Flags, Inc	90,400
3,057		Speedway Motorsports, Inc	122,219
351	*	Town Sports International Holdings, Inc	6,781
1,788	*	Westwood One, Inc	12,856
		TOTAL AMUSEMENT AND RECREATION SERVICES	1,057,489

APPAREL AND ACCESSORY STORES - 1.00%
5,009		Brown Shoe Co, Inc	121,819
270	*e	Cache, Inc	3,583
4,669		Cato Corp (Class A)	102,438
26,105	*	Charming Shoppes, Inc	282,717
2,262	*	Dress Barn, Inc	46,416
6,434	*	Eddie Bauer Holdings, Inc	82,677
9,457		Finish Line, Inc (Class A)	86,153
4,611	*	HOT Topic, Inc	50,122
4,800	*e	Jo-Ann Stores, Inc	136,464
2,738	*	Pacific Sunwear Of California, Inc	60,236
7,702	*	Payless Shoesource, Inc	242,998
1,508	*	Shoe Carnival, Inc	41,455
9,310	e	Stage Stores, Inc	195,138
1,618	*e	Syms Corp	31,923
4,677	e	Talbots, Inc	117,065
		TOTAL APPAREL AND ACCESSORY STORES	1,601,204

APPAREL AND OTHER TEXTILE PRODUCTS - 0.50%
2,309	e	Columbia Sportswear Co	158,582
5,381	e	Kellwood Co	151,314
1,881	*	Maidenform Brands, Inc	37,356

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
18,306	*e	Quiksilver, Inc	$258,664
4,818	*	Warnaco Group, Inc	189,540
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	795,456

AUTO REPAIR, SERVICES AND PARKING - 0.34%
2,223	*e	Amerco, Inc	167,836
5,053	*	Dollar Thrifty Automotive Group, Inc	206,364
12,751	*	Exide Technologies	118,584
308		Monro Muffler, Inc	11,535
413	*	Standard Parking Corp	14,509
778	*	Wright Express Corp	26,662
		TOTAL AUTO REPAIR, SERVICES AND PARKING	545,490

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.46%
5,321		Asbury Automotive Group, Inc	132,759
8,654	*e	CSK Auto Corp	159,234
3,147	e	Lithia Motors, Inc (Class A)	79,745
3,211	*e	MarineMax, Inc	64,284
4,743	*	Rush Enterprises, Inc (Class A)	103,018
6,637	e	Sonic Automotive, Inc (Class A)	192,274
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	731,314

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.14%
2,963	*	Builders FirstSource, Inc	47,586
14,622	*e	Central Garden and Pet Co (Class A)	171,516
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	219,102

BUSINESS SERVICES - 6.69%
82,578	*	3Com Corp	341,047
3,748		Aaron Rents, Inc	109,441
8,540		ABM Industries, Inc	220,417
11,830	*	Agile Software Corp	95,350
16,330	*e	Ariba, Inc	161,830
3,536		Asset Acceptance Capital Corp	62,587
10,618	*	Avocent Corp	308,028
495	e	Barrett Business Services	12,786
42,438	*	BearingPoint, Inc	310,222
25,509	*	BISYS Group, Inc	301,771
1,666	e	Blackbaud, Inc	36,785
15,703	*e	Borland Software Corp	93,276
4,133	*	Bottomline Technologies, Inc	51,042
10,570		Brady Corp (Class A)	392,570
5,955	*	CACI International, Inc (Class A)	290,902
1,290		Catalina Marketing Corp	40,635
468	*	Cavium Networks, Inc	10,586
6,342	*e	CBIZ, Inc	46,614
10,946	*	Ciber, Inc	89,538
2,114	*	Clayton Holdings, Inc	24,078
99,328	*	CMGI, Inc	193,690
1,882		Cognex Corp	42,364
556		Computer Programs & Systems, Inc	17,225
2,703	*e	Covansys Corp	91,713
5,404	*	CSG Systems International, Inc	143,260
10,964		Deluxe Corp	445,248

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
4,541	*	DynCorp International, Inc (Class A)	$99,856
26,834	*	Earthlink, Inc	200,450
1,494	*e	eFunds Corp	52,723
4,180	e	Electro Rent Corp	60,777
3,837	*e	eSpeed, Inc (Class A)	33,152
11,395	*e	Evergreen Energy, Inc	68,712
944	*e	ExlService Holdings, Inc	17,690
550	*e	First Advantage Corp (Class A)	12,656
276	*	Forrester Research, Inc	7,764
3,965	e	FTD Group, Inc	72,996
4,875	*	Gerber Scientific, Inc	56,648
3,130	e	Gevity HR, Inc	60,503
696	*e	Global Cash Access, Inc	11,150
274	*	Heidrick & Struggles International, Inc	14,040
4,774	*	Hypercom Corp	28,214
3,263	*	i2 Technologies, Inc	60,822
688	*	ICT Group, Inc	12,872
3,051		Infospace, Inc	70,814
4,454		infoUSA, Inc	45,520
633	e	Integral Systems, Inc	15,388
4,990		Interactive Data Corp	133,632
7,976	*e	Internet Capital Group, Inc	98,902
2,604	e	Interpool, Inc	70,048
1,961	*	Interwoven, Inc	27,532
5,433	*e	Ipass, Inc	29,447
3,836	*	JDA Software Group, Inc	75,301
3,708		Kelly Services, Inc (Class A)	101,822
3,274	*	Keynote Systems, Inc	53,694
1,423	*	Kforce, Inc	22,740
1,835	*e	Korn/Ferry International	48,187
27,349	*e	Lawson Software, Inc	270,482
1,896	*	Lionbridge Technologies	11,167
1,098	*	Manhattan Associates, Inc	30,645
3,371	*	Mantech International Corp (Class A)	103,928
1,296		Marchex, Inc (Class B)	21,151
7,123	*e	Mentor Graphics Corp	93,810
275	*	MicroStrategy, Inc (Class A)	25,985
19,413	*	MPS Group, Inc	259,552
9,225	*	MSC.Software Corp	124,907
4,574	*	Ness Technologies, Inc	59,508
5,836	*	On Assignment, Inc	62,562
7,417	*e	OpenTV Corp (Class A)	15,724
1,251	*	Packeteer, Inc	9,770
13,097	*	Parametric Technology Corp	283,026
2,315	*	PDF Solutions, Inc	27,386
2,914	e	Pegasystems, Inc	31,850
2,421	*e	PeopleSupport, Inc	27,478
18,579	*	Perot Systems Corp (Class A)	316,586
1,366	*e	PRA International	34,560
13,335	*	Premiere Global Services, Inc	173,622
910	e	QAD, Inc	7,553
1,859	*	Quest Software, Inc	30,097
3,198	*e	Radisys Corp	39,655
21,590	*	RealNetworks, Inc	176,390

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
14,927	*	Rent-A-Center, Inc	$391,535
11,761	*	S1 Corp	93,970
9,319	*e	Secure Computing Corp	70,731
2,758	*e	SI International, Inc	91,069
1,273	*	Silicon Graphics, Inc	33,785
10,550	*	SonicWALL, Inc	90,625
5,436	*	Spherion Corp	51,044
3,672	*	SRA International, Inc (Class A)	92,755
17,333	*	Sybase, Inc	414,085
3,406	*e	SYNNEX Corp	70,198
1,881	*	Take-Two Interactive Software, Inc	37,564
3,149	e	TAL International Group, Inc	93,557
43,881	*	TIBCO Software, Inc	397,123
5,082	e	TNS, Inc	73,232
10,404		United Online, Inc	171,562
5,930	*e	Universal Compression Holdings, Inc	429,747
4,516		Viad Corp	190,440
2,875	*	Vignette Corp	55,085
2,952	*e	Volt Information Sciences, Inc	54,435
		TOTAL BUSINESS SERVICES	10,736,993

CHEMICALS AND ALLIED PRODUCTS - 4.34%
3,521	*	Albany Molecular Research, Inc	52,287
9,104	*e	Alpharma, Inc (Class A)	236,795
988	*	Animal Health International, Inc	14,316
5,052		Arch Chemicals, Inc	177,527
12,787	*e	Arena Pharmaceuticals, Inc	140,529
2,439	*e	Aventine Renewable Energy Holdings, Inc	41,390
2,083	*	Bentley Pharmaceuticals, Inc	25,288
1,984	*e	Bradley Pharmaceuticals, Inc	43,073
8,990	*e	Calgon Carbon Corp	104,284
5,803		Cambrex Corp	77,006
10,557		CF Industries Holdings, Inc	632,259
412	*	Chattem, Inc	26,112
1,880	*	Cytokinetics, Inc	10,622
5,227	*e	Elizabeth Arden, Inc	126,807
1,184	*	Emergent Biosolutions, Inc	12,195
1,145	*e	Enzon Pharmaceuticals, Inc	8,988
8,926		Ferro Corp	222,525
7,242	e	Georgia Gulf Corp	131,153
12,902		H.B. Fuller Co	385,641
12,842	*	Hercules, Inc	252,345
1,718	*e	Indevus Pharmaceuticals, Inc	11,562
2,215	e	Innophos Holdings, Inc	31,674
2,562		Innospec, Inc	151,696
176		Inter Parfums, Inc	4,685
773	*	InterMune, Inc	20,052
7,142	*e	Inverness Medical Innovations, Inc	364,385
1,733		Koppers Holdings, Inc	58,367
8,781	*	MannKind Corp	108,270
6,773	*e	Martek Biosciences Corp	175,895
4,079	e	Minerals Technologies, Inc	273,089
2,786	*e	Momenta Pharmaceuticals, Inc	28,083
7,694	*e	Nabi Biopharmaceuticals	35,392

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
3,762	*e	Neurocrine Biosciences, Inc	$42,247
2,529		NewMarket Corp	122,328
1,383	e	NL Industries, Inc	13,858
15,462		Olin Corp	324,702
6,316	*	OM Group, Inc	334,243
2,643	*	Pacific Ethanol, Inc	34,888
849	*	Par Pharmaceutical Cos, Inc	23,967
7,841		Perrigo Co	153,527
2,492	*e	Pioneer Cos, Inc	85,650
19,364	*	PolyOne Corp	139,227
6,795	*	Prestige Brands Holdings, Inc	88,199
45,638	*e	Revlon, Inc (Class A)	62,524
7,474	*	Rockwood Holdings, Inc	273,175
1,088	*	Salix Pharmaceuticals Ltd	13,382
894	*e	Sciele Pharma, Inc	21,063
10,164		Sensient Technologies Corp	258,064
1,240		Stepan Co	37,547
8,759		Tronox, Inc (Class B)	123,064
4,470	e	UAP Holding Corp	134,726
863	*	US BioEnergy Corp	9,804
18,558	*	USEC, Inc	407,905
1,024	*e	Verasun Energy Corp	14,827
1,769	*	Viropharma, Inc	24,412
9,125	*e	WR Grace & Co	223,471
3,800	*	XOMA Ltd	11,552
		TOTAL CHEMICALS AND ALLIED PRODUCTS	6,962,644

COAL MINING - 0.05%
12,375	*e	International Coal Group, Inc	74,002
		TOTAL COAL MINING	74,002

COMMUNICATIONS - 2.73%
8,937	e	Alaska Communications Systems Group, Inc	141,562
1,123	*e	Anixter International, Inc	84,461
660	*	Aruba Networks, Inc	13,266
1,960		Atlantic Tele-Network, Inc	56,134
4,028	*	Audiovox Corp (Class A)	52,243
610	*	Authorize.Net Holdings, Inc	10,913
1,102	*	Brightpoint, Inc	15,197
86,051	*e	Charter Communications, Inc (Class A)	348,507
53,325	*	Cincinnati Bell, Inc	308,219
24,531	e	Citadel Broadcasting Corp	158,225
1,915	e	Consolidated Communications Holdings, Inc	43,279
7,139	*e	Cox Radio, Inc (Class A)	101,659
1,637	*e	Crown Media Holdings, Inc (Class A)	11,786
4,231		CT Communications, Inc	129,088
3,391	*e	Cumulus Media, Inc (Class A)	31,706
2,776	*	DG FastChannel,Inc	56,575
6,486	e	Emmis Communications Corp (Class A)	59,736
7,078	e	Entercom Communications Corp (Class A)	176,171
7,766	*	Entravision Communications Corp (Class A)	80,999
6,406	e	Fairpoint Communications, Inc	113,707
21,744	*e	FiberTower Corp	94,152
1,372	*e	Fisher Communications, Inc	69,684

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
4,089	*	Foundry Networks, Inc	$68,123
9,765	*	General Communication, Inc (Class A)	125,090
1,054	*	GeoEye, Inc	22,903
2,921	*e	Global Crossing Ltd	55,148
1,939		Golden Telecom, Inc	106,664
9,358		Gray Television, Inc	86,749
437	*	Hungarian Telephone & Cable	8,744
12,374	*e	ICO Global Communications Holdings Ltd	43,062
9,874	e	IDT Corp (Class B)	101,900
4,252	*	InPhonic, Inc	19,814
6,883	e	Iowa Telecommunications Services, Inc	156,451
891		iPCS, Inc	30,178
2,629	*e	Knology, Inc	45,666
5,506	*e	Lin TV Corp (Class A)	103,568
1,373	*	Lodgenet Entertainment Corp	44,018
1,629	*e	Mastec, Inc	25,771
11,249	*e	Mediacom Communications Corp (Class A)	109,003
1,582	*	Nexstar Broadcasting Group, Inc (Class A)	20,787
5,663	*e	Nextwave Wireless, Inc	47,286
367		North Pittsburgh Systems, Inc	7,799
8,100	*e	PAETEC Holding Corp	91,449
509		Preformed Line Products Co	24,437
15,964	*	Radio One, Inc (Class D)	112,706
6,108		RCN Corp	114,769
1,471	*	Rural Cellular Corp (Class A)	64,445
2,112		Salem Communications Corp (Class A)	23,422
1,757	*	SAVVIS, Inc	86,989
1,493	e	Shenandoah Telecom Co	75,889
5,330	e	Sinclair Broadcast Group, Inc (Class A)	75,793
4,444	*e	Spanish Broadcasting System, Inc (Class A)	19,109
3,049	e	SureWest Communications	83,055
5,738	*	Syniverse Holdings, Inc	73,791
4,930		USA Mobility, Inc	131,927
7,197	*e	Vonage Holdings Corp	22,383
		TOTAL COMMUNICATIONS	4,386,157

DEPOSITORY INSTITUTIONS - 13.41%
2,640		1st Source Corp	65,789
2,013		Abington Bancorp, Inc	19,224
3,609	e	Alabama National Bancorp	223,181
4,674		Amcore Financial, Inc	135,499
3,595	e	AmericanWest Bancorp	65,537
2,770	e	Ameris Bancorp	62,242
4,080	e	Anchor Bancorp Wisconsin, Inc	106,855
1,512		Bancfirst Corp	64,744
5,670		Banco Latinoamericano de Exportaciones S.A.	106,596
2,166	*e	Bancorp, Inc	48,432
11,917		Bank Mutual Corp	137,403
389		Bank of the Ozarks, Inc	10,841
9,754	e	BankAtlantic Bancorp, Inc (Class A)	83,982
4,913	e	BankFinancial Corp	75,906
6,576	e	BankUnited Financial Corp (Class A)	131,980
2,533		Banner Corp	86,274
1,920	e	Berkshire Hills Bancorp, Inc	60,499

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
7,732	e	Boston Private Financial Holdings, Inc	$207,759
12,962	e	Brookline Bancorp, Inc	149,193
2,836	e	Capital City Bank Group, Inc	88,880
1,991	e	Capital Corp of the West	47,704
2,972	e	Capitol Bancorp Ltd	81,225
4,187	e	Cascade Bancorp	96,887
10,630	e	Cathay General Bancorp	356,530
12,316	*e	Centennial Bank Holdings, Inc	104,317
2,096	e	Center Financial Corp	35,464
6,686	e	Central Pacific Financial Corp	220,705
5,308	e	Chemical Financial Corp	137,318
9,913		Chittenden Corp	346,459
16,199	e	Citizens Banking Corp	296,442
2,449	e	City Bank	77,168
3,780		City Holding Co	144,887
2,723	e	Clifton Savings Bancorp, Inc	29,517
1,815		CoBiz, Inc	32,888
3,573		Columbia Banking System, Inc	104,510
2,201	*e	Community Bancorp	61,584
6,371	e	Community Bank System, Inc	127,547
5,226	e	Community Banks, Inc	168,382
3,393	e	Community Trust Bancorp, Inc	109,594
8,205	e	Corus Bankshares, Inc	141,618
13,765	e	CVB Financial Corp	153,067
5,480		Dime Community Bancshares	72,281
4,476	e	Downey Financial Corp	295,326
568	e	Enterprise Financial Services Corp	14,120
2,512	e	First Bancorp	47,050
17,438		First Bancorp	191,644
2,757	e	First Busey Corp	55,112
7,336	e	First Charter Corp	142,832
15,189	e	First Commonwealth Financial Corp	165,864
5,344		First Community Bancorp, Inc	305,730
2,252	e	First Community Bancshares, Inc	70,240
7,360	e	First Financial Bancorp	110,326
4,279	e	First Financial Bankshares, Inc	166,068
2,670	e	First Financial Corp	78,391
2,671	e	First Financial Holdings, Inc	87,368
2,663		First Indiana Corp	58,906
4,085	e	First Merchants Corp	98,163
10,644	e	First Midwest Bancorp, Inc	377,968
22,911		First Niagara Financial Group, Inc	300,134
3,930		First Place Financial Corp	83,002
1,746	*	First Regional Bancorp	44,418
4,868		First Republic Bank	261,217
4,240		First State Bancorporation	90,270
3,517	*e	FirstFed Financial Corp	199,519
17,210		FirstMerit Corp	360,205
9,104	e	Flagstar Bancorp, Inc	109,703
4,218		Flushing Financial Corp	67,741
13,006	e	FNB Corp	217,720
4,961	*e	Franklin Bank Corp	73,919
14,262	e	Fremont General Corp	153,459
7,609	e	Frontier Financial Corp	171,431

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
10,957	e	Glacier Bancorp, Inc	$222,975
2,322	e	Great Southern Bancorp, Inc	62,810
11,046		Greater Bay Bancorp	307,521
1,901	e	Greene County Bancshares, Inc	59,425
5,548		Hancock Holding Co	208,327
8,625	e	Hanmi Financial Corp	147,143
6,343		Harleysville National Corp	102,249
2,874	e	Heartland Financial USA, Inc	69,838
2,401		Heritage Commerce Corp	56,856
2,210	e	Home Bancshares, Inc	49,836
2,746	e	Horizon Financial Corp	59,835
2,558	e	IBERIABANK Corp	126,493
3,137		Independent Bank Corp	92,667
5,035	e	Independent Bank Corp	86,652
4,273		Integra Bank Corp	91,741
10,559	e	International Bancshares Corp	270,522
10,588	*	Investors Bancorp, Inc	142,197
4,051		Irwin Financial Corp	60,643
1,210		ITLA Capital Corp	63,065
4,634	e	Kearny Financial Corp	62,466
6,084		KNBT Bancorp, Inc	89,435
4,221	e	Lakeland Bancorp, Inc	56,139
2,498	e	Lakeland Financial Corp	53,132
3,145	e	Macatawa Bank Corp	50,037
6,987		MAF Bancorp, Inc	379,115
4,063	e	MainSource Financial Group, Inc	68,218
7,542	e	MB Financial, Inc	262,009
4,054	e	Midwest Banc Holdings, Inc	58,783
4,670	e	Nara Bancorp, Inc	74,393
945	e	NASB Financial, Inc	31,799
10,319	e	National Penn Bancshares, Inc	172,121
7,367	e	NBT Bancorp, Inc	166,200
12,627	e	NewAlliance Bancshares, Inc	185,869
3,946	e	Northwest Bancorp, Inc	103,148
14,301	e	Old National Bancorp	237,540
2,600	e	Old Second Bancorp, Inc	75,816
2,563	e	Omega Financial Corp	68,919
4,683		Oriental Financial Group, Inc	51,092
1,080	*e	Oritani Financial Corp	15,433
9,806		Pacific Capital Bancorp	264,566
2,603	e	Park National Corp	220,708
9,768		Partners Trust Financial Group, Inc	102,564
2,363		Peoples Bancorp, Inc	63,966
4,977		PFF Bancorp, Inc	139,008
1,433	*e	Pinnacle Financial Partners, Inc	42,073
1,619		Preferred Bank	64,760
126	e	Premierwest Bancorp	1,704
1,412		PrivateBancorp, Inc	40,666
7,492	e	Prosperity Bancshares, Inc	245,438
6,942	e	Provident Bankshares Corp	227,559
14,106	e	Provident Financial Services, Inc	222,311
9,310	e	Provident New York Bancorp	125,778
527	e	QC Holdings, Inc	7,905
3,720	e	Renasant Corp	84,593

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
1,676	e	Republic Bancorp, Inc (Class A)	$27,805
1,700	e	Rockville Financial, Inc	25,670
2,140	e	Roma Financial Corp	35,460
1,235	e	Royal Bancshares of Pennsylvania (Class A)	24,342
5,417	e	S&T Bancorp, Inc	178,219
2,512	e	S.Y. Bancorp, Inc	59,685
3,134	e	Sandy Spring Bancorp, Inc	98,533
660		Santander BanCorp	9,808
2,080		SCBT Financial Corp	75,712
3,069	e	Seacoast Banking Corp of Florida	66,751
3,309	e	Security Bank Corp	66,511
271	*	Signature Bank	9,241
2,860	e	Simmons First National Corp (Class A)	78,907
15,399		South Financial Group, Inc	348,633
2,283	e	Southside Bancshares, Inc	49,587
2,946		Southwest Bancorp, Inc	70,822
3,960	e	Sterling Bancorp	63,479
15,772		Sterling Bancshares, Inc	178,381
5,484	*e	Sterling Financial Corp	57,692
10,756		Sterling Financial Corp	311,279
322		Suffolk Bancorp	10,278
3,511	*	Sun Bancorp, Inc	59,231
3,529	*e	Superior Bancorp	36,102
11,201	e	Susquehanna Bancshares, Inc	250,566
5,811	*	SVB Financial Group	308,622
1,147		Taylor Capital Group, Inc	31,577
4,317	*	Texas Capital Bancshares, Inc	96,485
3,782		TierOne Corp	113,838
1,351	e	Tompkins Trustco, Inc	50,527
2,888		Trico Bancshares	64,576
10,542		Trustmark Corp	272,616
20,874	e	UCBH Holdings, Inc	381,368
6,645		UMB Financial Corp	245,001
12,714	e	Umpqua Holdings Corp	298,906
2,735	e	Union Bankshares Corp	63,452
7,779	e	United Bankshares, Inc	247,372
7,590	e	United Community Banks, Inc	196,505
5,810	e	United Community Financial Corp	57,984
2,486	e	Univest Corp of Pennsylvania	55,985
2,267	e	USB Holding Co, Inc	43,209
2,190		ViewPoint Financial Group	37,690
467	*	Virginia Commerce Bancorp	7,897
23,503	e	W Holding Co, Inc	62,048
2,495	e	Washington Trust Bancorp, Inc	62,899
2,017	*e	Wauwatosa Holdings, Inc	33,361
4,668	e	WesBanco, Inc	137,706
3,221	e	West Coast Bancorp	97,886
4,500	e	Westamerica Bancorporation	199,080
1,473	*e	Western Alliance Bancorp	43,969
1,735		Westfield Financial, Inc	17,298
3,163	e	Wilshire Bancorp, Inc	38,525
5,006	e	Wintrust Financial Corp	219,513
1,366		WSFS Financial Corp	89,377

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
2,009		Yardville National Bancorp	$68,607
		TOTAL DEPOSITORY INSTITUTIONS	21,507,387

EATING AND DRINKING PLACES - 0.97%
2,612	*	AFC Enterprises	45,161
1,983		Applebees International, Inc	47,790
7,641	e	Bob Evans Farms, Inc	281,571
2,122		CBRL Group, Inc	90,143
3,213	*	CEC Entertainment, Inc	113,098
9,134		Domino's Pizza, Inc	166,878
2,140	e	IHOP Corp	116,480
3,034	*	Jack in the Box, Inc	215,232
3,581	e	Landry's Restaurants, Inc	108,361
313	*	McCormick & Schmick's Seafood Restaurants, Inc	8,119
1,720	*	Morton's Restaurant Group, Inc	31,149
5,067		O'Charleys, Inc	102,151
1,706	*e	Papa John's International, Inc	49,065
1,083	*	Rare Hospitality International, Inc	28,992
2,128	e	Ruby Tuesday, Inc	56,030
6,176	*e	Steak N Shake Co	103,077
		TOTAL EATING AND DRINKING PLACES	1,563,297

ELECTRIC, GAS, AND SANITARY SERVICES - 5.06%
5,510		Allete, Inc	259,246
3,694	e	American States Water Co	131,396
79,335	*	Aquila, Inc	324,480
11,402		Avista Corp	245,713
8,122	e	Black Hills Corp	322,850
4,050	e	California Water Service Group	151,835
2,420		Cascade Natural Gas Corp	63,912
4,802	*	Casella Waste Systems, Inc (Class A)	51,766
2,057		Central Vermont Public Service Corp	77,508
3,324	e	CH Energy Group, Inc	149,480
12,401		Cleco Corp	303,825
9,764	*	El Paso Electric Co	239,804
6,357		Empire District Electric Co	142,206
1,139		EnergySouth, Inc	58,089
9,384	e	Idacorp, Inc	300,663
4,536		Laclede Group, Inc	144,608
5,016		Metal Management, Inc	221,055
4,369	e	MGE Energy, Inc	142,735
5,923	e	New Jersey Resources Corp	302,191
9,525	e	Nicor, Inc	408,813
5,711	e	Northwest Natural Gas Co	263,791
7,786	e	NorthWestern Corp	247,673
6,464	e	Otter Tail Corp	207,300
3,153	*e	Pico Holdings, Inc	136,399
15,776		Piedmont Natural Gas Co, Inc	388,878
839	*e	Pike Electric Corp	18,777
16,226		PNM Resources, Inc	450,921
6,078	e	Portland General Electric Co	166,780
2,897		Resource America, Inc (Class A)	59,707
7,234	*e	SEMCO Energy, Inc	56,208
3,209	e	SJW Corp	106,860
6,397	e	South Jersey Industries, Inc	226,326

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
8,788		Southwest Gas Corp	$297,122
5,040	e	Southwest Water Co	64,361
5,120		UIL Holdings Corp	169,472
7,489		Unisource Energy Corp	246,313
4,221	*	Waste Connections, Inc	127,643
4,287	*e	Waste Services, Inc	52,087
18,771		Westar Energy, Inc	455,760
10,399	e	WGL Holdings, Inc	339,423
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	8,123,976

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 5.45%
5,744	*	Actel Corp	79,899
2,567		Acuity Brands, Inc	154,739
25,310	*	Adaptec, Inc	96,431
5,916		Adtran, Inc	153,639
15,747	*	Aeroflex, Inc	223,135
33,015	*	Andrew Corp	476,737
37,443	*	Applied Micro Circuits Corp	93,608
1,679	*	Arris Group, Inc	29,534
1,053	*	ATMI, Inc	31,590
2,488		Bel Fuse, Inc (Class B)	84,667
12,489	*	Benchmark Electronics, Inc	282,501
1,654	*	Ceradyne, Inc	122,330
8,304	*	Checkpoint Systems, Inc	209,676
76,118	*e	Conexant Systems, Inc	105,043
7,544	e	CTS Corp	95,507
1,260		Cubic Corp	38,027
4,544	*	Ditech Networks, Inc	37,215
5,376	*	DSP Group, Inc	110,047
6,000	*	Electro Scientific Industries, Inc	124,800
1,593	*	EMS Technologies, Inc	35,142
4,649	*	EnerSys	85,077
3,941	*	Exar Corp	52,809
3,953	*	Gemstar-TV Guide International, Inc	19,449
20,961	*	GrafTech International Ltd	352,983
650	*	Greatbatch, Inc	21,060
6,348	*	Helen of Troy Ltd	171,396
5,645	*e	Hutchinson Technology, Inc	106,182
7,483		Imation Corp	275,823
3,827		Inter-Tel, Inc	91,580
1,570	*	IXYS Corp	13,110
18,106	*	Kemet Corp	127,647
2,572	*	Lamson & Sessions Co	68,338
24,586	*	Lattice Semiconductor Corp	140,632
3,215	*	Littelfuse, Inc	108,571
2,432	*	Loral Space & Communications, Inc	119,849
4,049		LSI Industries, Inc	72,477
1,800	*	Mattson Technology, Inc	17,460
4,670	*	Mercury Computer Systems, Inc	56,974
7,846		Methode Electronics, Inc	122,790
6,063	*	Moog, Inc (Class A)	267,439
26,676	*e	MRV Communications, Inc	86,697
971	*	Multi-Fineline Electronix, Inc	16,662
997		National Presto Industries, Inc	62,153

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
8,501	*e	Omnivision Technologies, Inc	$153,953
17,471		Openwave Systems, Inc	109,368
2,823	*	Oplink Communications, Inc	42,345
1,710	*e	Optium Corp	21,632
1,827	*e	OSI Systems, Inc	49,968
4,212		Park Electrochemical Corp	118,694
3,774	*	Pericom Semiconductor Corp	42,118
8,632	*	Photronics, Inc	128,444
10,106		Plantronics, Inc	264,979
3,859	*	Plexus Corp	88,718
3,149	*e	PMC - Sierra, Inc	24,342
647	*	Powell Industries, Inc	20,549
14,832	*e	Power-One, Inc	59,031
27,505	*e	Powerwave Technologies, Inc	184,284
6,700	e	Regal-Beloit Corp	311,818
21,656	*e	RF Micro Devices, Inc	135,133
3,725	*	Rogers Corp	137,825
3,611	*	Seachange International, Inc	28,021
2,844	*	Semtech Corp	49,287
1,703	*	Silicon Image, Inc	14,612
19,145	*	Silicon Storage Technology, Inc	71,411
29,141	*e	Skyworks Solutions, Inc	214,186
18,919	*	Spansion, Inc (Class A)	210,001
7,814	*e	Spectrum Brands, Inc	52,901
3,245	*	Standard Microsystems Corp	111,433
2,973	*	Stoneridge, Inc	36,687
24,675	*	Sycamore Networks, Inc	99,194
5,137	*e	Symmetricom, Inc	43,151
5,478		Technitrol, Inc	157,054
12,820	*	Tekelec	184,864
29,762	*e	Triquint Semiconductor, Inc	150,596
7,847	*	TTM Technologies, Inc	102,011
3,528	*	Ultra Clean Holdings	49,321
1,884	*	Universal Display Corp	29,598
12,380	*e	Utstarcom, Inc	69,452
7,041	*	Zoran Corp	141,102
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	8,749,508

ENGINEERING AND MANAGEMENT SERVICES - 1.49%
1,869	*	Aecom Technology Corp	46,370
16,884	*	Applera Corp (Celera Genomics Group)	209,362
6,382	*e	Ariad Pharmaceuticals, Inc	35,037
2,305	e	CDI Corp	74,221
2,315	*e	Cornell Cos, Inc	56,856
254	*e	CRA International, Inc	12,243
966	*	Exponent, Inc	21,609
5,395	*	Harris Interactive, Inc	28,863
7,500	*e	Incyte Corp	45,000
8,378	*	Isis Pharmaceuticals, Inc	81,099
790	e	Landauer, Inc	38,908
2,956	*	LECG Corp	44,665
4,271		MAXIMUS, Inc	185,276
5,630	*	Maxygen, Inc	48,249
1,468	*e	MTC Technologies, Inc	36,054

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
3,661	*e	Navigant Consulting, Inc	$67,948
2,075	*	PharmaNet Development Group, Inc	66,151
1,007	*	Rigel Pharmaceuticals, Inc	8,972
20,787	*e	SAIC, Inc	375,621
3,194	*	Symyx Technologies, Inc	36,763
4,868	*	Tetra Tech, Inc	104,905
5,232	*	Washington Group International, Inc	418,612
6,892		Watson Wyatt & Co Holdings (Class A)	347,908
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	2,390,692

ENVIRONMENTAL QUALITY AND HOUSING - 0.02%
6,431	*	Home Solutions of America, Inc	38,457
		TOTAL ENVIRONMENTAL QUALITY AND HOUSING	38,457

FABRICATED METAL PRODUCTS - 1.53%
1,796	e	Ameron International Corp	161,981
13,522		Aptargroup, Inc	480,842
1,041	*	Chart Industries, Inc	29,606
3,510		CIRCOR International, Inc	141,909
4,734	*	Commercial Vehicle Group, Inc	88,194
458		Compx International, Inc	8,473
6,290	*e	Griffon Corp	136,996
292		Gulf Island Fabrication, Inc	10,132
2,048		Insteel Industries, Inc	36,864
1,863	*e	Ladish Co, Inc	80,109
1,778	e	Lifetime Brands, Inc	36,360
1,474	*e	Mobile Mini, Inc	43,041
24,161	e	Mueller Water Products, Inc (Class A)	412,187
3,616	*	NCI Building Systems, Inc	178,377
1,665	*	Park-Ohio Holdings Corp	45,455
1,516	*e	PGT, Inc	16,570
2,354		Silgan Holdings, Inc	130,129
4,028	e	Simpson Manufacturing Co, Inc	135,905
2,774	*	Trimas Corp	33,510
6,576	e	Watts Water Technologies, Inc (Class A)	246,403
		TOTAL FABRICATED METAL PRODUCTS	2,453,043

FOOD AND KINDRED PRODUCTS - 0.96%
290	*	Boston Beer Co, Inc (Class A)	11,412
1,577	e	Farmer Bros Co	35,688
6,087		Flowers Foods, Inc	203,062
2,511	e	Imperial Sugar Co	77,314
1,013		J&J Snack Foods Corp	38,231
461		Lancaster Colony Corp	19,311
4,597		Lance, Inc	108,305
1,902		MGP Ingredients, Inc	32,144
7,579	*	Performance Food Group Co	246,242
4,264	*e	Ralcorp Holdings, Inc	227,911
2,372	e	Reddy Ice Holdings, Inc	67,649
1,420		Sanderson Farms, Inc	63,928
5,586	e	Tootsie Roll Industries, Inc	154,788
7,577		Topps Co, Inc	79,634
6,850	*	TreeHouse Foods, Inc	182,279
		TOTAL FOOD AND KINDRED PRODUCTS	1,547,898

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
FOOD STORES - 0.53%
3,334	*e	Great Atlantic & Pacific Tea Co, Inc	$111,822
425		Ingles Markets, Inc (Class A)	14,641
2,863	*e	Pantry, Inc	131,984
8,732		Ruddick Corp	263,008
699	e	Village Super Market (Class A)	33,419
2,441	e	Weis Markets, Inc	98,885
6,804	*	Winn-Dixie Stores, Inc	199,357
		TOTAL FOOD STORES	853,116

FURNITURE AND FIXTURES - 0.47%
2,424	e	Cal-Maine Foods, Inc	39,705
5,154	e	Ethan Allen Interiors, Inc	176,525
10,112	e	Furniture Brands International, Inc	143,590
2,395	e	Hooker Furniture Corp	53,744
2,831	e	Kimball International, Inc (Class B)	39,662
10,787	e	La-Z-Boy, Inc	123,619
2,540	e	Sealy Corp	41,961
5,594	*e	Williams Scotsman International, Inc	133,193
		TOTAL FURNITURE AND FIXTURES	751,999

FURNITURE AND HOME FURNISHINGS STORES - 0.19%
338	*	Guitar Center, Inc	20,216
4,365	e	Haverty Furniture Cos, Inc	50,940
19,056	e	Pier 1 Imports, Inc	161,785
6,227	e	Tuesday Morning Corp	76,966
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	309,907

GENERAL BUILDING CONTRACTORS - 0.73%
90	e	Amrep Corp	4,280
1,257	*e	Avatar Holdings, Inc	96,714
8,228	e	Beazer Homes USA, Inc	202,985
2,355	e	Brookfield Homes Corp	68,507
7,914	*e	Hovnanian Enterprises, Inc (Class A)	130,818
2,532	e	M/I Homes, Inc	67,351
5,526	*e	Meritage Homes Corp	147,821
2,045	*e	Palm Harbor Homes, Inc	28,937
1,288	*	Perini Corp	79,251
13,601	e	Standard-Pacific Corp	238,426
6,594	*e	WCI Communities, Inc	109,988
		TOTAL GENERAL BUILDING CONTRACTORS	1,175,078

GENERAL MERCHANDISE STORES - 0.50%
4,495	*	99 Cents Only Stores	58,929
1,532	e	Bon-Ton Stores, Inc	61,372
7,033	*e	Cabela's, Inc	155,640
10,513		Casey's General Stores, Inc	286,584
2,390	*e	Conn's, Inc	68,258
8,293		Fred's, Inc	110,960
4,908	e	Stein Mart, Inc	60,172
		TOTAL GENERAL MERCHANDISE STORES	801,915

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
HEALTH SERVICES - 1.38%
2,115	*e	Alliance Imaging, Inc	$19,860
293	*	Amedisys, Inc	10,645
6,399	*	Amsurg Corp	154,472
5,504	*e	Apria Healthcare Group, Inc	158,350
8,996	*e	Assisted Living Concepts, Inc (A Shares)	95,807
6,203	*	Cross Country Healthcare, Inc	103,466
469	*e	Emeritus Corp	14,530
3,917	*	Genesis HealthCare Corp	268,001
3,965	*	Gentiva Health Services, Inc	79,538
17,000	*	Healthsouth Corp	307,870
1,682	*	Immunomedics, Inc	6,980
6,298	*	Kindred Healthcare, Inc	193,475
7,004	*	Magellan Health Services, Inc	325,476
848	*e	Matria Healthcare, Inc	25,677
1,443	*	Medcath Corp	45,887
489	e	National Healthcare Corp	25,232
6,618	*	Odyssey HealthCare, Inc	78,489
3,997	e	Option Care, Inc	61,554
3,370	*e	RehabCare Group, Inc	47,989
2,197	*	Skilled Healthcare Group, Inc (Class A)	34,075
1,451	*e	Sunrise Senior Living, Inc	58,025
4,271	*	Symbion, Inc	92,723
		TOTAL HEALTH SERVICES	2,208,121

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.14%
347	*e	Comverge, Inc	10,760
3,256		Granite Construction, Inc	208,970
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	219,730

HOLDING AND OTHER INVESTMENT OFFICES - 12.88%
9,878	*e	Affordable Residential Communities LP	116,758
1,730	e	Agree Realty Corp	54,063
11,534	e	Alesco Financial, Inc	93,771
3,147		Alexandria Real Estate Equities, Inc	304,693
4,870		American Campus Communities, Inc	137,772
27,823		American Financial Realty Trust	287,133
10,231	e	American Home Mortgage Investment Corp	188,046
3,636	*e	Ampal American Israel (Class A)	21,634
12,053		Anthracite Capital, Inc	141,020
9,001		Anworth Mortgage Asset Corp	81,459
21,418	e	Apollo Investment Corp	460,915
2,519		Arbor Realty Trust, Inc	65,015
22,559		Ashford Hospitality Trust, Inc	265,294
14,007		BioMed Realty Trust, Inc	351,856
1,368		BRT Realty Trust	35,582
8,940	e	Capital Lease Funding, Inc	96,105
631	e	Capital Southwest Corp	98,303
2,744	e	Capital Trust, Inc (Class A)	93,680
5,982	e	CBRE Realty Finance, Inc	71,126
9,132	e	Cedar Shopping Centers, Inc	131,044
386		Cherokee, Inc	14,104
4,432	e	Compass Diversified Trust	79,023
7,247	e	Corporate Office Properties Trust	297,199
5,105		Crystal River Capital, Inc	123,949

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
34,949	e	DCT Industrial Trust, Inc	$376,051
11,201		Deerfield Triarc Capital Corp	163,871
19,650		DiamondRock Hospitality Co	374,922
734		EastGroup Properties, Inc	32,164
5,508	e	Education Realty Trust, Inc	77,277
5,709		Entertainment Properties Trust	307,030
7,842	e	Equity One, Inc	200,363
13,295		Extra Space Storage, Inc	219,368
3,837	e	First Industrial Realty Trust, Inc	148,722
5,266		First Potomac Realty Trust	122,645
12,804	e	Franklin Street Properties Corp	211,778
33,875	e	Friedman Billings Ramsey Group, Inc (Class A)	184,958
2,944	e	Gladstone Capital Corp	63,178
7,054	e	GMH Communities Trust	68,353
3,982	e	Gramercy Capital Corp	109,664
10,246	e	Healthcare Realty Trust, Inc	284,634
8,624	e	Hersha Hospitality Trust	101,936
3,471	*	HFF, Inc (Class A)	53,835
13,105		Highland Hospitality Corp	251,616
3,588		Highwoods Properties, Inc	134,550
1,435		Home Properties, Inc	74,520
16,261	e	IMPAC Mortgage Holdings, Inc	74,963
10,295	e	Inland Real Estate Corp	174,809
9,835		Innkeepers U.S.A. Trust	174,375
9,839		Investors Real Estate Trust	101,637
67,400		iShares Russell 2000 Value Index Fund	5,551,064
10,943	*e	Jamba, Inc	100,019
2,925	e	JER Investors Trust, Inc	43,875
4,447		Kite Realty Group Trust	84,582
8,599	e	LaSalle Hotel Properties	373,369
14,196		Lexington Corporate Properties Trust	295,277
4,870		LTC Properties, Inc	110,793
9,449	e	Luminent Mortgage Capital, Inc	95,340
4,605		Maguire Properties, Inc	158,090
10,485		Medical Properties Trust, Inc	138,717
17,390		MFA Mortgage Investments, Inc	126,599
3,906	e	Mission West Properties, Inc	54,450
5,050		MVC Capital, Inc	94,991
4,766	e	National Health Investors, Inc	151,178
14,369		National Retail Properties, Inc	314,106
2,207		Nationwide Health Properties, Inc	60,030
8,896	e	Newcastle Investment Corp	223,023
12,928		NorthStar Realty Finance Corp	161,729
7,846	e	Novastar Financial, Inc	54,765
3,190	e	Parkway Properties, Inc	153,216
1,130		PennantPark Investment Corp	15,865
6,874		Pennsylvania Real Estate Investment Trust	304,724
7,733		Post Properties, Inc	403,121
8,349	e	Potlatch Corp	359,424
4,128		Prospect Capital Corp	72,116
1,830	*e	Quadra Realty Trust, Inc	22,893
13,473	e	RAIT Investment Trust	350,567
1,566		Ramco-Gershenson Properties	56,266
21,502		Realty Income Corp	541,635

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
4,540		Redwood Trust, Inc	$219,645
5,319	e	Republic Property Trust	65,158
4,454	e	Resource Capital Corp	62,267
17,354		Senior Housing Properties Trust	353,154
4,165		Sovran Self Storage, Inc	200,586
23,584		Spirit Finance Corp	343,383
3,890	*e	Star Maritime Acquisition Corp	47,691
15,880	e	Strategic Hotels & Resorts, Inc	357,141
12,906		Sunstone Hotel Investors, Inc	366,401
3,044	*e	Tarragon Corp	25,752
1,938	e	Universal Health Realty Income Trust	64,535
4,400		Urstadt Biddle Properties, Inc (Class A)	74,844
10,060		U-Store-It Trust	164,883
5,790	*	Winston Hotels, Inc	86,850
10,136		Winthrop Realty Trust	70,040
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	20,670,917

HOTELS AND OTHER LODGING PLACES - 0.52%
3,133	e	Ameristar Casinos, Inc	108,840
4,633	*e	Bluegreen Corp	54,160
4,974	*	Gaylord Entertainment Co	266,805
6,061	*e	Great Wolf Resorts, Inc	86,369
3,038	*	Isle of Capri Casinos, Inc	72,790
3,678	*e	Lodgian, Inc	55,280
3,029	e	Marcus Corp	71,969
1,037	*e	Riviera Holdings Corp	37,695
6,460	*e	Trump Entertainment Resorts, Inc	81,073
		TOTAL HOTELS AND OTHER LODGING PLACES	834,981

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.73%
678		Actuant Corp (Class A)	42,755
6,148	e	Albany International Corp (Class A)	248,625
5,291	*	Allis-Chalmers Energy, Inc	121,640
1,303		Ampco-Pittsburgh Corp	52,237
1,726	*	ASV, Inc	29,825
1,302	*	Asyst Technologies, Inc	9,413
21,177	*e	Axcelis Technologies, Inc	137,439
3,719		Black Box Corp	153,892
7,989	*e	Blount International, Inc	104,496
10,515	e	Briggs & Stratton Corp	331,853
14,565	*	Brooks Automation, Inc	264,355
2,041		Cascade Corp	160,096
8,165	*	Cirrus Logic, Inc	67,770
1,744	*	Columbus McKinnon Corp	56,157
3,213	*e	Cray, Inc	24,515
4,978		Curtiss-Wright Corp	232,025
1,722	*	Cymer, Inc	69,224
12,068	*	Electronics for Imaging, Inc	340,559
7,392	*	Emulex Corp	161,441
4,482	*e	EnPro Industries, Inc	191,785
24,758	*	Entegris, Inc	294,125
25,643	*e	Extreme Networks, Inc	103,854
64,515	*e	Gateway, Inc	102,579
2,179	*	Gehl Co	66,154

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
1,566	*e	Goodman Global, Inc	$34,797
2,334		Hardinge, Inc	79,426
5,478	*	Immersion Corp	82,060
2,822	*	Kadant, Inc	88,046
997		Kaydon Corp	51,964
5,859	*e	Komag, Inc	186,844
1,243	*	Kulicke & Soffa Industries, Inc	13,014
1,565	e	Lindsay Manufacturing Co	69,314
7,037		Modine Manufacturing Co	159,036
1,241		Nacco Industries, Inc (Class A)	192,963
1,639		Nordson Corp	82,212
10,344	*e	Oil States International, Inc	427,621
21,811		Palm, Inc	349,194
41,905	*e	Quantum Corp	132,839
5,454	*	Rackable Systems, Inc	67,411
359	*	Rimage Corp	11,341
2,850		Robbins & Myers, Inc	151,421
25,959	*e	Safeguard Scientifics, Inc	72,945
972	e	Sauer-Danfoss, Inc	28,927
515	*e	Scansource, Inc	16,475
4,504	*e	Semitool, Inc	43,283
2,590		Standex International Corp	73,660
4,611	*e	STEC, Inc	29,649
230	*	T-3 Energy Services, Inc	7,694
3,680	*e	Tecumseh Products Co (Class A)	57,813
1,795		Tennant Co	65,518
2,334	*e	Ultratech, Inc	31,112
291		Watsco, Inc	15,830
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	5,989,223

INSTRUMENTS AND RELATED PRODUCTS - 2.48%
2,904		Analogic Corp	213,473
3,375	*	Anaren, Inc	59,434
2,440	*e	Angiodynamics, Inc	43,944
1,660	*	Argon ST, Inc	38,529
559	e	Badger Meter, Inc	15,797
3,971	*	Bio-Rad Laboratories, Inc (Class A)	300,088
1,434	*	Biosite, Inc	132,631
2,386	*	Cantel Medical Corp	40,586
4,402	*	Coherent, Inc	134,305
2,708		Cohu, Inc	60,253
6,167	*	Conmed Corp	180,570
21,653	*e	Credence Systems Corp	77,951
2,619	e	Datascope Corp	100,255
329	*	Eagle Test Systems, Inc	5,284
3,462	e	EDO Corp	113,796
4,265	*	Esterline Technologies Corp	206,042
2,042	*	Excel Technology, Inc	57,053
335	*	Haemonetics Corp	17,624
959	*e	ICU Medical, Inc	41,179
6,149	e	Invacare Corp	112,711
2,777	*	Ixia	25,715
738	*	Kensey Nash Corp	19,786
5,795	*e	L-1 Identity Solutions, Inc	118,508

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
1,815	*	Measurement Specialties, Inc	$42,979
580	*	Medical Action Industries, Inc	10,475
5,504	*	Merit Medical Systems, Inc	65,828
3,582	e	Mine Safety Appliances Co	156,748
10,050	*	MKS Instruments, Inc	278,385
3,698		Movado Group, Inc	124,771
1,407		MTS Systems Corp	62,851
7,523	*e	Newport Corp	116,456
1,400	*e	Orthofix International NV	62,958
321	*	Rofin-Sinar Technologies, Inc	22,149
3,128	*	Rudolph Technologies, Inc	51,956
3,470	*	Sonic Solutions, Inc	43,757
7,472		STERIS Corp	228,643
6,730	*e	Symmetry Medical, Inc	107,747
1,070	*	Teledyne Technologies, Inc	49,167
2,740	*	Varian, Inc	150,234
5,660	*e	Veeco Instruments, Inc	117,388
133		Vital Signs, Inc	7,388
488	*	Wright Medical Group, Inc	11,771
4,501	*	X-Rite, Inc	66,480
1,142	*	Zoll Medical Corp	25,478
3,943	*	Zygo Corp	56,345
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	3,975,468

INSURANCE AGENTS, BROKERS AND SERVICE - 0.40%
4,917	e	Crawford & Co (Class B)	33,239
7,351		Hilb Rogal & Hobbs Co	315,064
1,270	e	James River Group, Inc	42,202
2,557	e	National Financial Partners Corp	118,415
5,133	*	United America Indemnity Ltd (Class A)	127,658
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	636,578

INSURANCE CARRIERS - 6.87%
6,097	e	21st Century Insurance Group	133,280
1,680	*e	ACA Capital Holdings, Inc	19,992
6,820	e	Alfa Corp	106,187
12,001	e	American Equity Investment Life Holding Co	144,972
2,130	*	American Physicians Capital, Inc	86,265
11,108	*	AMERIGROUP Corp	264,370
3,954	*	Amerisafe, Inc	77,617
1,428		Amtrust Financial Services, Inc	26,832
7,038		Argonaut Group, Inc	219,656
18,444		Aspen Insurance Holdings Ltd	517,723
14,182		Assured Guaranty Ltd	419,220
1,930		Baldwin & Lyons, Inc (Class B)	50,141
3,133		Bristol West Holdings, Inc	70,085
1,628		Castlepoint Holdings Ltd	23,915
2,769	*	Centene Corp	59,312
6,732	*e	Citizens, Inc	47,393
3,450	*	CNA Surety Corp	65,240
11,344		Commerce Group, Inc	393,864
509	*	Darwin Professional Underwriters, Inc	12,812
9,081		Delphi Financial Group, Inc (Class A)	379,767
2,910	e	Donegal Group, Inc (Class A)	43,359

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
1,250		EMC Insurance Group, Inc	$31,025
11,218		Employers Holdings, Inc	238,270
2,950		FBL Financial Group, Inc (Class A)	115,994
3,569	*	First Acceptance Corp	36,261
1,324	*	First Mercury Financial Corp	27,764
2,794	*	Flagstone Reinsurance Holdings Ltd	37,216
2,128	*	Fpic Insurance Group, Inc	86,759
1,824		Great American Financial Resources, Inc	44,123
1,674	*	Greenlight Capital Re Ltd (Class A)	37,715
924	*	Hallmark Financial Services	11,199
3,169		Harleysville Group, Inc	105,718
3,710	*	Healthspring, Inc	70,713
9,029		Horace Mann Educators Corp	191,776
1,300		Independence Holding Co	26,559
4,166		Infinity Property & Casualty Corp	211,341
13,263		IPC Holdings Ltd	428,262
854		Kansas City Life Insurance Co	39,728
3,632	e	LandAmerica Financial Group, Inc	350,452
12,592		Max Re Capital Ltd	356,354
5,432	*	Meadowbrook Insurance Group, Inc	59,535
2,155		Midland Co	101,156
2,856	*	Molina Healthcare, Inc	87,165
23,380		Montpelier Re Holdings Ltd	433,465
974		National Interstate Corp	25,402
485		National Western Life Insurance Co (Class A)	122,666
2,872	*	Navigators Group, Inc	154,801
1,157	e	NYMAGIC, Inc	46,511
5,865	e	Odyssey Re Holdings Corp	251,550
12,719		Ohio Casualty Corp	550,860
24,259		Phoenix Cos, Inc	364,128
12,499		Platinum Underwriters Holdings Ltd	434,340
7,177	*	PMA Capital Corp (Class A)	76,722
4,781		Presidential Life Corp	93,994
7,632	*	Primus Guaranty Ltd	81,815
7,113	*	ProAssurance Corp	395,981
12,691	*	PXRE Group Ltd	58,886
3,798	*	RAM Holdings Ltd	59,819
4,542		RLI Corp	254,125
3,372		Safety Insurance Group, Inc	139,601
14,327		Scottish Re Group Ltd	70,059
4,382	*	SeaBright Insurance Holdings, Inc	76,597
4,968		Security Capital Assurance Ltd	153,362
11,729		Selective Insurance Group, Inc	315,276
3,058		State Auto Financial Corp	93,728
3,643		Stewart Information Services Corp	145,101
2,344	*e	Triad Guaranty, Inc	93,596
4,506		United Fire & Casualty Co	159,422
6,484	*	Universal American Financial Corp	137,980
7,887		Zenith National Insurance Corp	371,399
		TOTAL INSURANCE CARRIERS	11,018,273

LEATHER AND LEATHER PRODUCTS - 0.29%
838	*	Genesco, Inc	43,836
2,156		Steven Madden Ltd	70,631

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
6,298	*	Timberland Co (Class A)	$158,647
1,550	e	Weyco Group, Inc	41,742
5,414		Wolverine World Wide, Inc	150,022
		TOTAL LEATHER AND LEATHER PRODUCTS	464,878

LUMBER AND WOOD PRODUCTS - 0.18%
2,475		American Woodmark Corp	85,635
2,521	*e	Champion Enterprises, Inc	24,781
1,270	e	Skyline Corp	38,113
3,515		Universal Forest Products, Inc	148,544
		TOTAL LUMBER AND WOOD PRODUCTS	297,073

METAL MINING - 0.28%
28,339	*e	Coeur d'Alene Mines Corp	101,737
5,016	*	Rosetta Resources, Inc	108,045
3,224	e	Royal Gold, Inc	76,634
8,303	*	Stillwater Mining Co	91,416
5,844	*e	Uranium Resources, Inc	64,459
		TOTAL METAL MINING	442,291

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.68%
4,697		Blyth, Inc	124,846
15,360	e	Callaway Golf Co	273,562
5,746	*e	Jakks Pacific, Inc	161,692
10,605	*e	K2, Inc	161,090
2,109	e	Marine Products Corp	17,357
4,160	e	Nautilus, Inc	50,086
4,297	*	RC2 Corp	171,923
3,495	*	Russ Berrie & Co, Inc	65,112
1,781		Steinway Musical Instruments, Inc	61,605
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	1,087,273

MISCELLANEOUS RETAIL - 0.47%
746	*e	AC Moore Arts & Crafts, Inc	14,629
3,158	e	Books-A-Million, Inc	53,497
12,422	e	Borders Group, Inc	236,763
389		Cash America International, Inc	15,424
641	*e	CKX, Inc	8,859
400		Longs Drug Stores Corp	21,008
1,506	*	PC Connection, Inc	19,939
2,105	e	Pricesmart, Inc	52,057
957		Systemax, Inc	19,915
444	*	Valuevision International, Inc (Class A)	5,026
1,413		World Fuel Services Corp	59,431
10,503	*e	Zale Corp	250,076
		TOTAL MISCELLANEOUS RETAIL	756,624

MOTION PICTURES - 0.41%
8,679	*e	Avid Technology, Inc	306,803
41,612	*e	Blockbuster, Inc (Class A)	179,348
2,796	e	Carmike Cinemas, Inc	61,400
3,079	*e	Cinemark Holdings Inc	55,083
885	*	Gaiam, Inc (Class A)	16,134

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
2,337	*e	Time Warner Telecom, Inc (Class A)	$46,974
		TOTAL MOTION PICTURES	665,742

NONDEPOSITORY INSTITUTIONS - 1.47%
4,503	*e	Accredited Home Lenders Holding Co	61,556
1,020	e	Advance America Cash Advance Centers, Inc	18,095
4,106		Advanta Corp (Class B)	127,861
14,868	e	Ares Capital Corp	250,526
773		Asta Funding, Inc	29,706
4,901	e	Centerline Holding Co	88,218
1,689	*e	CompuCredit Corp	59,149
3,469		Delta Financial Corp	42,565
2,836	*e	Encore Capital Group, Inc	35,393
4,649	*e	Energy Infrastructure Acquisition Corp	45,374
2,114		Federal Agricultural Mortgage Corp (Class C)	72,341
5,717	e	Financial Federal Corp	170,481
11,063	*e	Freedom Acquisition Holding, Inc	121,804
4,712		Hercules Technology Growth Capital, Inc	63,659
3,500	*e	Information Services Group, Inc	26,775
2,711	*	INVESTools, Inc	27,002
2,997		Kohlberg Capital Corp	55,594
7,912	*e	Marathon Acquisition Corp	62,347
12,919	e	MCG Capital Corp	206,962
3,373		Nelnet, Inc (Class A)	82,436
1,420	*e	NewStar Financial, Inc	20,207
3,886	e	NGP Capital Resources Co	64,974
5,163	*e	NTR Acquisition Co	48,894
7,657	*e	Ocwen Financial Corp	102,068
3,743	e	Patriot Capital Funding, Inc	55,584
11,366	*	PHH Corp	354,733
4,031	e	Technology Investment Capital Corp	63,649
		TOTAL NONDEPOSITORY INSTITUTIONS	2,357,953

NONMETALLIC MINERALS, EXCEPT FUELS - 0.22%
3,763	e	AMCOL International Corp	102,768
7,009	e	Compass Minerals International, Inc	242,932
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	345,700

OIL AND GAS EXTRACTION - 2.93%
2,308	*e	Basic Energy Services, Inc	59,016
4,905		Berry Petroleum Co (Class A)	184,820
1,404	*e	Bill Barrett Corp	51,709
338	*e	Bois d'Arc Energy, Inc	5,756
9,591	*e	Brigham Exploration Co	56,299
5,499	*e	Bronco Drilling Co, Inc	90,239
4,324	*	Callon Petroleum Co	61,271
1,153	*	Clayton Williams Energy, Inc	30,520
2,493	*	Comstock Resources, Inc	74,715
172	*	Dawson Geophysical Co	10,571
5,790	*	Edge Petroleum Corp	81,118
11,283	*	Encore Acquisition Co	313,667
5,914	*e	Energy Partners Ltd	98,705
12,898	*e	EXCO Resources, Inc	224,941
3,778	*	Geomet, Inc	28,939
35,740	*	Grey Wolf, Inc	294,498

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
19,622	*e	Hanover Compressor Co	$467,985
7,880	*e	Harvest Natural Resources, Inc	93,851
6,891	*	Horizon Offshore, Inc	132,307
2,088		Kayne Anderson Energy Development Co	52,576
8,458	*	Mariner Energy, Inc	205,107
2,609	*	McMoRan Exploration Co	36,526
20,078	*	Meridian Resource Corp	60,636
2,796	*	Newpark Resources, Inc	21,669
22,825	*	Oilsands Quest, Inc	56,378
4,903	*	Parker Drilling Co	51,678
4,583		Penn Virginia Corp	184,237
800	m,v*	PetroCorp	(0)
17,235	*e	PetroHawk Energy Corp	273,347
2,687	*	Petroleum Development Corp	127,579
10,432	*	Pioneer Drilling Co	155,541
6,081	*	Stone Energy Corp	208,335
2,526	*e	Sulphco, Inc	9,119
801	*	Superior Offshore International, Inc	14,578
870	*	Superior Well Services, Inc	22,107
6,384	*	Swift Energy Co	272,980
3,188	*	Toreador Resources Corp	47,820
2,420	*e	Trico Marine Services, Inc	98,930
2,804	*	Union Drilling, Inc	46,042
12,466	*	Vaalco Energy, Inc	60,211
739	*	Warren Resources, Inc	8,632
7,865	*e	Whiting Petroleum Corp	318,690
		TOTAL OIL AND GAS EXTRACTION	4,693,645

PAPER AND ALLIED PRODUCTS - 0.75%
11,940	e	Bowater, Inc	297,903
8,172	*	Buckeye Technologies, Inc	126,421
4,140	*e	Chesapeake Corp	52,040
9,274	e	Glatfelter	126,034
6,733	*	Mercer International, Inc	68,677
966		Neenah Paper, Inc	39,857
2,106	*	Playtex Products, Inc	31,190
7,400		Rock-Tenn Co (Class A)	234,728
3,190		Schweitzer-Mauduit International, Inc	98,890
9,085		Wausau Paper Corp	121,739
		TOTAL PAPER AND ALLIED PRODUCTS	1,197,479

PERSONAL SERVICES - 0.55%
4,291	*e	Coinstar, Inc	135,081
4,552	e	G & K Services, Inc (Class A)	179,850
1,134		Jackson Hewitt Tax Service, Inc	31,877
9,432		Regis Corp	360,774
862	*	Steiner Leisure Ltd	42,341
2,985		Unifirst Corp	131,489
		TOTAL PERSONAL SERVICES	881,412

PETROLEUM AND COAL PRODUCTS - 0.15%
1,045		Delek US Holdings, Inc	27,849
8,295	*e	Headwaters, Inc	143,255

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
2,149		WD-40 Co	$70,638
		TOTAL PETROLEUM AND COAL PRODUCTS	241,742

PRIMARY METAL INDUSTRIES - 1.49%
2,323	*	Century Aluminum Co	126,905
1,838	*	Claymont Steel, Inc	39,315
4,927		Encore Wire Corp	145,051
5,030		Gibraltar Industries, Inc	111,415
7,781		Mueller Industries, Inc	267,978
1,888	*e	Northwest Pipe Co	67,156
1,936		Olympic Steel, Inc	55,486
7,809		Quanex Corp	380,298
4,678	e	Schnitzer Steel Industries, Inc (Class A)	224,263
4,314	*e	Superior Essex, Inc	161,128
3,426	e	Texas Industries, Inc	268,633
6,761		Tredegar Corp	144,009
645	*e	Universal Stainless & Alloy	22,723
2,733	*e	Wheeling-Pittsburgh Corp	52,009
14,730		Worthington Industries, Inc	318,905
		TOTAL PRIMARY METAL INDUSTRIES	2,385,274

PRINTING AND PUBLISHING - 1.55%
8,353	*e	ACCO Brands Corp	192,537
11,711	e	American Greetings Corp (Class A)	331,773
17,886		Belo (A.H.) Corp (Class A)	368,273
5,893		Bowne & Co, Inc	114,972
353	*	Consolidated Graphics, Inc	24,456
659	e	Courier Corp	26,360
1,642	e	CSS Industries, Inc	65,040
5,590		Ennis, Inc	131,477
3,037	e	GateHouse Media, Inc	56,336
9,603		Journal Communications, Inc (Class A)	124,935
10,033		Lee Enterprises, Inc	209,288
4,873		Media General, Inc (Class A)	162,125
4,540	*e	Playboy Enterprises, Inc (Class B)	51,438
55,556	*e	Primedia, Inc	158,335
2,456		Schawk, Inc	49,169
7,308	*	Scholastic Corp	262,650
3,384	e	Standard Register Co	38,578
7,259	*e	Sun-Times Media Group, Inc (Class A)	38,110
5,106	*	Valassis Communications, Inc	87,772
		TOTAL PRINTING AND PUBLISHING	2,493,624

RAILROAD TRANSPORTATION - 0.07%
3,501	*	Genesee & Wyoming, Inc (Class A)	104,470
		TOTAL RAILROAD TRANSPORTATION	104,470

REAL ESTATE - 0.18%
9,628	*	Meruelo Maddux Properties, Inc	78,564
21,775	e	Stewart Enterprises, Inc (Class A)	169,627
1,007	*e	Stratus Properties, Inc	34,742
		TOTAL REAL ESTATE	282,933

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.57%
13,041		Cooper Tire & Rubber Co	360,192

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
5,582		Schulman (A.), Inc	$135,810
6,826		Spartech Corp	181,230
2,216	*	Trex Co, Inc	43,500
6,589		Tupperware Corp	189,368
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	910,100

SECURITY AND COMMODITY BROKERS - 0.88%
4,586		Calamos Asset Management, Inc (Class A)	117,172
3,323	*	Cowen Group, Inc	59,515
1,735		Evercore Partners, Inc (Class A)	51,651
920	e	GAMCO Investors, Inc (Class A)	51,566
4,655	*e	Interactive Brokers Group, Inc (Class A)	126,290
5,784	*e	KBW, Inc	169,934
13,012	*	Knight Capital Group, Inc (Class A)	215,999
11,582	*e	LaBranche & Co, Inc	85,475
4,070	*	Piper Jaffray Cos	226,821
3,648	e	Sanders Morris Harris Group, Inc	42,463
4,185	e	SWS Group, Inc	90,480
4,553	*	Thomas Weisel Partners Group, Inc	75,807
2,990		Waddell & Reed Financial, Inc (Class A)	77,770
2,464		WP Stewart & Co Ltd	26,833
		TOTAL SECURITY AND COMMODITY BROKERS	1,417,776

SOCIAL SERVICES - 0.10%
4,239	*	Capital Senior Living Corp	39,931
592	*	Providence Service Corp	15,818
5,060	*	Res-Care, Inc	106,968
		TOTAL SOCIAL SERVICES	162,717

SPECIAL TRADE CONTRACTORS - 0.62%
6,679	*	AsiaInfo Holdings, Inc	64,786
362		Chemed Corp	23,997
7,641		Comfort Systems USA, Inc	108,349
4,549	*e	Dycom Industries, Inc	136,379
6,769	*	EMCOR Group, Inc	493,460
5,764	*e	Insituform Technologies, Inc (Class A)	125,713
1,428	*	Integrated Electrical Services, Inc	47,081
		TOTAL SPECIAL TRADE CONTRACTORS	999,765

STONE, CLAY, AND GLASS PRODUCTS - 0.08%
1,018	*	Cabot Microelectronics Corp	36,129
2,815		Libbey, Inc	60,720
4,435	*e	US Concrete, Inc	38,540
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	135,389

TEXTILE MILL PRODUCTS - 0.10%
3,224		Oxford Industries, Inc	142,952
2,451		Xerium Technologies, Inc	18,677
		TOTAL TEXTILE MILL PRODUCTS	161,629

TOBACCO PRODUCTS - 0.25%
5,642		Universal Corp	343,711
2,338	e	Vector Group Ltd	52,675
		TOTAL TOBACCO PRODUCTS	396,386

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
TRANSPORTATION BY AIR - 1.16%
12,386	*	ABX Air, Inc	$99,831
9,002	*	Alaska Air Group, Inc	250,796
2,882	*e	Atlas Air Worldwide Holdings, Inc	169,865
4,332	*e	Bristow Group, Inc	214,651
3,564	*	EGL, Inc	165,655
9,238	*e	ExpressJet Holdings, Inc	55,243
32,483	*e	JetBlue Airways Corp	381,675
1,557	*e	PHI, Inc	46,383
7,695	*	Republic Airways Holdings, Inc	156,593
13,615		Skywest, Inc	324,445
		TOTAL TRANSPORTATION BY AIR	1,865,137

TRANSPORTATION EQUIPMENT - 2.00%
4,277		A.O. Smith Corp	170,610
578	*e	AAR Corp	19,080
4,899	*	Accuride Corp	75,494
4,795	*	Aftermarket Technology Corp	142,316
9,460	e	American Axle & Manufacturing Holdings, Inc	280,205
2,601	e	Arctic Cat, Inc	51,500
15,100	e	ArvinMeritor, Inc	335,220
5,521		Clarcor, Inc	206,651
10,172		Federal Signal Corp	161,328
2,429	e	Freightcar America, Inc	116,203
3,372	e	Greenbrier Cos, Inc	101,902
5,163	e	Group 1 Automotive, Inc	208,275
3,480		Kaman Corp	108,541
1,511	*	Miller Industries, Inc	37,926
6,224	e	Monaco Coach Corp	89,314
2,007	*	Orbital Sciences Corp	42,167
1,247	e	Polaris Industries, Inc	67,538
1,500	*	Sequa Corp (Class A)	168,000
3,234		Standard Motor Products, Inc	48,607
5,041	e	Superior Industries International, Inc	109,692
7,580	*	Tenneco, Inc	265,603
2,784		Triumph Group, Inc	182,268
13,364	*	Visteon Corp	108,248
6,175	e	Wabash National Corp	90,340
632	e	Winnebago Industries, Inc	18,657
		TOTAL TRANSPORTATION EQUIPMENT	3,205,685

TRANSPORTATION SERVICES - 0.34%
1,243		Ambassadors International, Inc	41,342
10,805	*	Lear Corp	384,766
5,304		Pacer International, Inc	124,750
		TOTAL TRANSPORTATION SERVICES	550,858

TRUCKING AND WAREHOUSING - 0.47%
4,860	e	Arkansas Best Corp	189,394
1,409	e	Forward Air Corp	48,033
8,150		Heartland Express, Inc	132,845
3,232	*	Marten Transport Ltd	58,208
395	*	Old Dominion Freight Line	11,909

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
310	*e	Patriot Transportation Holding, Inc	$26,877
2,785	*	Saia, Inc	75,919
679	*e	Universal Truckload Services, Inc	13,492
10,082	e	Werner Enterprises, Inc	203,152
		TOTAL TRUCKING AND WAREHOUSING	759,829

WATER TRANSPORTATION - 0.80%
6,346	e	Eagle Bulk Shipping, Inc	142,214
3,490		Genco Shipping & Trading Ltd	143,997
5,985	e	General Maritime Corp	160,278
5,714		Golar LNG Ltd	95,195
4,788	*e	Gulfmark Offshore, Inc	245,241
4,858	*e	Hornbeck Offshore Services, Inc	188,296
5,635		Nordic American Tanker Shipping	230,133
1,024	*	TBS International Ltd (Class A)	29,082
2,104	*	Ultrapetrol Bahamas Ltd	49,865
		TOTAL WATER TRANSPORTATION	1,284,301

WHOLESALE TRADE-DURABLE GOODS - 1.34%
6,699		Agilysys, Inc	150,727
7,431		Applied Industrial Technologies, Inc	219,215
942		Barnes Group, Inc	29,843
841	*	Beacon Roofing Supply, Inc	14,289
2,910	e	BlueLinx Holdings, Inc	30,526
6,157	e	Building Material Holding Corp	87,368
1,516		Castle (A.M.) & Co	54,440
4,527	*	Digi International, Inc	66,728
5,950	*	Genesis Microchip, Inc	55,692
630	*e	Hansen Medical, Inc	11,901
22,808		IKON Office Solutions, Inc	356,033
10,285	*	Insight Enterprises, Inc	232,132
3,448	*	Interline Brands, Inc	89,924
931		Lawson Products, Inc	36,030
7,065	e	Owens & Minor, Inc	246,851
7,350	e	PEP Boys-Manny Moe & Jack	148,176
1,902	*	RSC Holdings, Inc	38,040
5,520	e	Ryerson Tull, Inc	207,828
1,625	*	Solera Holdings, Inc	31,493
3,396	*e	West Marine, Inc	46,729
		TOTAL WHOLESALE TRADE-DURABLE GOODS	2,153,965

WHOLESALE TRADE-NONDURABLE GOODS - 0.99%
3,260		Andersons, Inc	147,776
1,250	*e	Central European Distribution Corp	43,275
2,009	*	Core-Mark Holding Co, Inc	72,284
5,890	*e	Fresh Del Monte Produce, Inc	147,544
8,287	*	Hain Celestial Group, Inc	224,909
1,816	e	Kenneth Cole Productions, Inc (Class A)	44,855
3,646	e	K-Swiss, Inc (Class A)	103,291
580	*e	Maui Land & Pineapple Co, Inc	21,303
1,569	e	Nash Finch Co	77,665
3,666		Nu Skin Enterprises, Inc (Class A)	60,489
722	*	Nuco2, Inc	18,534
2,405	*e	Perry Ellis International, Inc	77,369

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
3,665	*e	School Specialty, Inc	$129,888
6,449	*e	Source Interlink Cos, Inc	32,116
2,978	e	Spartan Stores, Inc	98,006
7,125		Stride Rite Corp	144,353
2,195	*	United Stationers, Inc	146,275
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	1,589,932

		TOTAL COMMON STOCKS	157,885,647
		(Cost $144,251,395)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 29.77%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 1.19%
$ 1,900,000	d	Federal Home Loan Bank (FHLB), 0.000% 07/02/07	1,900,000
			1,900,000

SHARES		COMPANY

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 28.58%
45,859,529		State Street Navigator Securities Lending Prime Portfolio	45,859,529
			45,859,529

		TOTAL SHORT-TERM INVESTMENTS	47,759,529
		(Cost $47,759,276)

		TOTAL PORTFOLIO - 128.18%	205,645,176
		(Cost $192,010,671)

		OTHER ASSETS & LIABILITIES, NET - (28.18)%	(45,206,675)

		NET ASSETS - 100.00%	$160,438,501

	*	Non-income producing.
	d	All or a portion of these securities have been segregated by the custodian to cover margin
		or other requirements on futures contracts in the amount of $1,899,240.
	e	All or a portion of these securities are out on loan.
	m	Indicates a security has been deemed illiquid.
	v	Security valued at fair value.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
SMALL-CAP BLEND INDEX FUND
STATEMENT OF INVESTMENTS (unaudited)
June 30, 2007

SHARES		COMPANY	VALUE

COMMON STOCKS - 100.01%

AGRICULTURAL PRODUCTION-CROPS - 0.05%
6,483	e	Chiquita Brands International, Inc	$122,917
		TOTAL AGRICULTURAL PRODUCTION-CROPS	122,917

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.17%
6,168	e	Pilgrim's Pride Corp	235,432
61		Seaboard Corp	143,045
		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	378,477

AGRICULTURAL SERVICES - 0.02%
1,697	*e	Cadiz, Inc	38,131
		TOTAL AGRICULTURAL SERVICES	38,131

AMUSEMENT AND RECREATION SERVICES - 0.88%
8,134	*e	Bally Technologies, Inc	214,900
1,327		Churchill Downs, Inc	69,508
2,800		Dover Downs Gaming & Entertainment, Inc	42,028
3,453	*e	Lakes Entertainment, Inc	40,780
5,059	*e	Leapfrog Enterprises, Inc	51,855
4,849	*e	Life Time Fitness, Inc	258,112
10,015	*	Live Nation, Inc	224,136
7,057	*	Magna Entertainment Corp	20,606
8,276	*e	Marvel Entertainment, Inc	210,872
2,941	*	MTR Gaming Group, Inc	45,291
3,537	*e	Multimedia Games, Inc	45,132
9,122	*	Pinnacle Entertainment, Inc	256,784
10,071	*e	Six Flags, Inc	61,332
2,279		Speedway Motorsports, Inc	91,114
2,302	*	Town Sports International Holdings, Inc	44,475
10,475	*	Westwood One, Inc	75,315
6,203	*e	WMS Industries, Inc	179,019
3,262		World Wrestling Entertainment, Inc	52,159
		TOTAL AMUSEMENT AND RECREATION SERVICES	1,983,418

APPAREL AND ACCESSORY STORES - 1.80%
7,899	*	Aeropostale, Inc	329,230
4,189	e	Bebe Stores, Inc	67,066
6,455		Brown Shoe Co, Inc	156,986
2,029		Buckle, Inc	79,943
1,755	*e	Cache, Inc	23,289
8,926	*e	Carter's, Inc	231,540
5,222	*e	Casual Male Retail Group, Inc	52,742
4,304		Cato Corp (Class A)	94,430
4,009	*	Charlotte Russe Holding, Inc	107,722
18,907	*	Charming Shoppes, Inc	204,763
3,432	*	Children's Place Retail Stores, Inc	177,228

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
5,809	e	Christopher & Banks Corp	$99,624
1,980	*e	Citi Trends, Inc	75,161
1,120		DEB Shops, Inc	30,968
7,241	*	Dress Barn, Inc	148,585
2,369	*e	DSW, Inc (Class A)	82,489
4,348	*	Eddie Bauer Holdings, Inc	55,872
6,304		Finish Line, Inc (Class A)	57,429
6,740	*	HOT Topic, Inc	73,264
5,953	*e	J Crew Group, Inc	321,998
3,640	*	Jo-Ann Stores, Inc	103,485
2,645	*e	JOS A Bank Clothiers, Inc	109,688
2,891	*	New York & Co, Inc	31,685
10,725	*	Pacific Sunwear Of California, Inc	235,950
9,970	*	Payless Shoesource, Inc	314,554
1,662	*	Shoe Carnival, Inc	45,688
6,727		Stage Stores, Inc	140,998
1,560	*e	Syms Corp	30,779
3,487	e	Talbots, Inc	87,280
4,680	*	Tween Brands, Inc	208,728
3,778	*e	Under Armour, Inc (Class A)	172,466
12,040	*e	Wet Seal, Inc (Class A)	72,360
		TOTAL APPAREL AND ACCESSORY STORES	4,023,990

APPAREL AND OTHER TEXTILE PRODUCTS - 0.51%
2,003		Columbia Sportswear Co	137,566
1,848	*	G-III Apparel Group Ltd	29,180
4,999	*	Gymboree Corp	197,011
3,711	e	Kellwood Co	104,353
3,783	*	Maidenform Brands, Inc	75,130
19,002	*	Quiksilver, Inc	268,498
2,321	*	True Religion Apparel, Inc	47,186
7,070	*	Warnaco Group, Inc	278,134
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	1,137,058

AUTO REPAIR, SERVICES AND PARKING - 0.32%
1,666	*e	Amerco, Inc	125,783
3,664	*	Dollar Thrifty Automotive Group, Inc	149,638
9,864	*	Exide Technologies	91,735
2,122	*	Midas, Inc	48,106
2,046		Monro Muffler, Inc	76,623
763	*	Standard Parking Corp	26,804
6,101	*	Wright Express Corp	209,081
		TOTAL AUTO REPAIR, SERVICES AND PARKING	727,770

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.24%
4,019		Asbury Automotive Group, Inc	100,274
6,430	*e	CSK Auto Corp	118,312
2,266	e	Lithia Motors, Inc (Class A)	57,420
2,468	*e	MarineMax, Inc	49,409
3,649	*	Rush Enterprises, Inc (Class A)	79,256
4,557	e	Sonic Automotive, Inc (Class A)	132,016
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	536,687

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
BUILDING MATERIALS AND GARDEN SUPPLIES - 0.07%
2,030	*e	Builders FirstSource, Inc	$32,602
10,665	*e	Central Garden and Pet Co (Class A)	125,100
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	157,702

BUSINESS SERVICES - 10.72%
7,095	*	24/7 Real Media, Inc	83,224
59,473	*	3Com Corp	245,623
2,179	*e	3D Systems Corp	54,192
7,062		Aaron Rents, Inc	206,210
6,615		ABM Industries, Inc	170,733
4,196	*e	Acacia Research (Acacia Technologies)	67,807
8,645	*	Actuate Corp	58,700
3,646		Administaff, Inc	122,105
2,640	*e	Advent Software, Inc	85,932
8,592	*	Agile Software Corp	69,252
4,608	*e	American Reprographics Co	141,880
5,453	*	AMN Healthcare Services, Inc	119,966
2,391	*	Ansoft Corp	70,511
11,849	*	Ansys, Inc	313,999
4,574		Arbitron, Inc	235,698
11,979	*e	Ariba, Inc	118,712
19,234	*e	Art Technology Group, Inc	51,162
13,457	*e	Aspen Technology, Inc	188,398
2,804		Asset Acceptance Capital Corp	49,631
7,704	*	Avocent Corp	223,493
1,808	*e	Bankrate, Inc	86,639
1,114	e	Barrett Business Services	28,775
30,805	*e	BearingPoint, Inc	225,185
18,531	*	BISYS Group, Inc	219,222
6,876		Blackbaud, Inc	151,822
4,358	*	Blackboard, Inc	183,559
1,860	*	Blue Coat Systems, Inc	92,107
9,851	*e	Borland Software Corp	58,515
3,745	*	Bottomline Technologies, Inc	46,251
6,427	*e	BPZ Energy, Inc	35,863
7,694		Brady Corp (Class A)	285,755
4,722	*	CACI International, Inc (Class A)	230,670
1,534	*	Capella Education Co	70,610
5,611		Catalina Marketing Corp	176,747
963	*	Cavium Networks, Inc	21,783
7,403	*e	CBIZ, Inc	54,412
5,395	*	Chordiant Software, Inc	84,486
8,522	*	Ciber, Inc	69,710
2,421	*e	Clayton Holdings, Inc	27,575
71,640	*	CMGI, Inc	139,698
23,107	*e	CNET Networks, Inc	189,246
7,633	*e	Cogent Communications Group, Inc	227,998
6,417	*e	Cogent, Inc	94,266
6,834	e	Cognex Corp	153,833
5,066	*e	Commvault Systems, Inc	87,490
1,304	e	Computer Programs & Systems, Inc	40,398
2,545	*	COMSYS IT Partners, Inc	58,051
5,901	*e	Concur Technologies, Inc	134,838
2,931	*e	CoStar Group, Inc	154,991

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
4,304	*	Covansys Corp	$146,035
6,631	*	CSG Systems International, Inc	175,788
4,620	*e	Cybersource Corp	55,717
5,097	*	DealerTrack Holdings, Inc	187,773
7,930		Deluxe Corp	322,037
6,317	*	Digital River, Inc	285,844
3,316	*	DivX, Inc	49,740
1,780	*	Double-Take Software, Inc	29,210
3,564	*e	DynCorp International, Inc (Class A)	78,372
19,290	*	Earthlink, Inc	144,096
4,302	*e	Echelon Corp	67,240
7,108	*e	Eclipsys Corp	140,738
2,780	*	eCollege.com, Inc	61,855
7,235	*e	eFunds Corp	255,323
2,479	e	Electro Rent Corp	36,045
8,421	*	Epicor Software Corp	125,220
3,595	*e	EPIQ Systems, Inc	58,095
4,824	*e	Equinix, Inc	441,251
3,125	*e	eSpeed, Inc (Class A)	27,000
13,615	*e	Evergreen Energy, Inc	82,098
3,226	*e	ExlService Holdings, Inc	60,455
4,602	*	FalconStor Software, Inc	48,551
1,246	*e	First Advantage Corp (Class A)	28,670
2,442	*	Forrester Research, Inc	68,693
2,703		FTD Group, Inc	49,762
10,534	*	Gartner, Inc	259,031
3,326	*	Gerber Scientific, Inc	38,648
3,612	e	Gevity HR, Inc	69,820
6,997	*	Global Cash Access, Inc	112,092
2,243	*e	Global Sources Ltd	50,916
790	*	Guidance Software, Inc	11,139
2,540	*e	H&E Equipment Services, Inc	70,460
4,358	e	Healthcare Services Group	128,561
2,331	e	Heartland Payment Systems, Inc	68,368
2,669	*	Heidrick & Struggles International, Inc	136,760
2,985	*	HMS Holdings Corp	57,133
3,687	*	Hudson Highland Group, Inc	78,865
8,310	*	Hypercom Corp	49,112
2,302	*e	i2 Technologies, Inc	42,909
1,549	*e	ICT Group, Inc	28,982
3,941	*	iGate Corp	31,607
4,801	*	IHS, Inc (Class A)	220,846
2,119		Imergent, Inc	51,831
3,156	*e	Infocrossing, Inc	58,291
13,367	*	Informatica Corp	197,431
5,197		Infospace, Inc	120,622
4,778		infoUSA, Inc	48,831
3,327	*e	Innerworkings, Inc	53,299
1,950	*e	Innovative Solutions & Support, Inc	45,279
2,059	e	Integral Systems, Inc	50,054
5,615		Interactive Data Corp	150,370
1,860	*	Interactive Intelligence, Inc	38,316
7,805	*e	Internap Network Services Corp	112,548
5,592	*	Internet Capital Group, Inc	69,341

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
1,594	e	Interpool, Inc	$42,879
6,466	*	Interwoven, Inc	90,783
4,753	*	inVentiv Health, Inc	174,007
9,282	*e	Ipass, Inc	50,308
12,027		Jack Henry & Associates, Inc	309,695
3,689	*	JDA Software Group, Inc	72,415
3,326		Kelly Services, Inc (Class A)	91,332
3,918	*e	Kenexa Corp	147,748
2,240	*	Keynote Systems, Inc	36,736
4,536	*	Kforce, Inc	72,485
3,943	*e	Knot, Inc	79,609
6,524	*	Korn/Ferry International	171,320
7,088	*	Labor Ready, Inc	163,804
19,885	*e	Lawson Software, Inc	196,663
9,002	*	Lionbridge Technologies	53,022
1,515	*e	Liquidity Services, Inc	28,452
7,280	*e	LivePerson, Inc	38,948
2,837	*	LoJack Corp	63,237
5,600	*e	Magma Design Automation, Inc	78,624
4,288	*	Manhattan Associates, Inc	119,678
2,788	*	Mantech International Corp (Class A)	85,954
3,995	e	Marchex, Inc (Class B)	65,198
13,015	*	Mentor Graphics Corp	171,408
1,485	*	MicroStrategy, Inc (Class A)	140,318
3,332	*e	Midway Games, Inc	21,192
15,884	*	Move, Inc	71,160
15,669	*	MPS Group, Inc	209,495
6,265	*	MSC.Software Corp	84,828
5,423	*	Ness Technologies, Inc	70,553
6,986	*e	NetFlix, Inc	135,459
3,764	*	Network Equipment Technologies, Inc	35,909
6,598	e	NIC, Inc	45,130
20,134	*e	Nuance Communications, Inc	336,842
4,525	*e	Omniture, Inc	103,713
5,691	*	On Assignment, Inc	61,008
3,734	*e	Online Resources Corp	40,999
18,565	*	OpenTV Corp (Class A)	39,358
13,743	*e	Opsware, Inc	130,696
6,048	*	Packeteer, Inc	47,235
17,549	*	Parametric Technology Corp	379,234
3,657	*e	PDF Solutions, Inc	43,262
2,294	e	Pegasystems, Inc	25,073
3,454	*e	PeopleSupport, Inc	39,203
4,723	*e	Perficient, Inc	97,766
13,344	*	Perot Systems Corp (Class A)	227,382
5,871	*	Phase Forward, Inc	98,809
2,490	e	Portfolio Recovery Associates, Inc	149,450
2,967	*	PRA International	75,065
10,986	*	Premiere Global Services, Inc	143,038
6,267	*	Progress Software Corp	199,228
1,692	*	Protection One, Inc	25,312
2,069	e	QAD, Inc	17,173
2,665	e	Quality Systems, Inc	101,190
10,421	*	Quest Software, Inc	168,716

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
3,981	*	Radiant Systems, Inc	$52,708
3,314	*e	Radisys Corp	41,094
5,624	*e	Raser Technologies, Inc	41,561
14,760	*	RealNetworks, Inc	120,589
1,008	e	Renaissance Learning, Inc	13,255
10,745	*	Rent-A-Center, Inc	281,841
2,438	*e	RightNow Technologies, Inc	40,008
4,070		Rollins, Inc	92,674
7,899	*	S1 Corp	63,113
11,873	*	Sapient Corp	91,778
6,719	*e	Secure Computing Corp	50,997
1,891	*e	SI International, Inc	62,441
931	*	Silicon Graphics, Inc	24,709
4,523	*e	Smith Micro Software, Inc	68,116
4,313	*e	Sohu.com, Inc	137,973
9,270	*	SonicWALL, Inc	79,629
38,591	*	Sonus Networks, Inc	328,795
10,095		Sotheby's	464,572
946	*	Sourcefire, Inc	13,235
8,425	*	Spherion Corp	79,111
2,760	*	SPSS, Inc	121,826
6,306	*	SRA International, Inc (Class A)	159,290
1,518	*	Stratasys, Inc	71,316
13,949	*	Sybase, Inc	333,242
5,130	*	SYKES Enterprises, Inc	97,419
3,019	*e	Synchronoss Technologies, Inc	88,577
2,326	*e	SYNNEX Corp	47,939
1,798		Syntel, Inc	54,641
11,142	*e	Take-Two Interactive Software, Inc	222,506
2,377		TAL International Group, Inc	70,621
2,618	*	Taleo Corp (Class A)	58,984
1,098	*	TechTarget, Inc	14,109
6,386	*	TeleTech Holdings, Inc	207,417
3,922	e	TheStreet.com, Inc	42,671
10,218	*	THQ, Inc	311,853
31,867	*	TIBCO Software, Inc	288,396
918	*e	Tiens Biotech Group USA, Inc	3,516
3,400	e	TNS, Inc	48,994
4,878	*	TradeStation Group, Inc	56,829
5,674	*	Transaction Systems Architects, Inc	190,987
1,073	*e	Travelzoo, Inc	28,531
7,081	*	Trizetto Group, Inc	137,088
3,537	*e	Ultimate Software Group, Inc	102,325
1,400	*	Unica Corp	23,100
10,196		United Online, Inc	168,132
4,617	*	Universal Compression Holdings, Inc	334,594
15,254	*	Valueclick, Inc	449,383
3,823	*e	Vasco Data Security International	87,011
1,293	*	Veraz Networks, Inc	8,430
1,080	*	Vertrue, Inc	52,682
3,279		Viad Corp	138,275
4,361	*	Vignette Corp	83,557
2,913	*	Visual Sciences, Inc	45,064
1,850	*	Vocus, Inc	46,454

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
2,363	*	Volt Information Sciences, Inc	$43,574
6,980	*	Websense, Inc	148,325
11,728	*	Wind River Systems, Inc	129,008
		TOTAL BUSINESS SERVICES	24,017,759

CHEMICALS AND ALLIED PRODUCTS - 6.64%
4,422	*e	Acadia Pharmaceuticals, Inc	60,449
3,031	*e	Acorda Therapeutics, Inc	51,709
5,436	*e	Adams Respiratory Therapeutics, Inc	214,124
2,170	*e	Advanced Magnetics, Inc	126,207
3,849	*	Albany Molecular Research, Inc	57,158
5,597	*e	Alexion Pharmaceuticals, Inc	252,201
2,897	*	Alexza Pharmaceuticals, Inc	23,958
15,361	*	Alkermes, Inc	224,271
5,964	*	Allos Therapeutics, Inc	26,361
4,636	*e	Alnylam Pharmaceuticals, Inc	70,421
6,430	*	Alpharma, Inc (Class A)	167,244
6,806	*e	American Oriental Bioengineering, Inc	60,573
3,154	e	American Vanguard Corp	45,165
714	*	Amicus Therapeutics, Inc	8,211
1,510	*	Animal Health International, Inc	21,880
3,711		Arch Chemicals, Inc	130,405
8,786	*e	Arena Pharmaceuticals, Inc	96,558
4,662	*e	Arqule, Inc	32,867
6,710	*e	Array Biopharma, Inc	78,306
6,913	*e	Arrowhead Research Corp	34,772
3,967	*	Auxilium Pharmaceuticals, Inc	63,234
4,627	*e	Aventine Renewable Energy Holdings, Inc	78,520
2,753		Balchem Corp	50,022
2,749	*	Bentley Pharmaceuticals, Inc	33,373
715	*	Biodel, Inc	14,157
7,858	*	Bioenvision, Inc	45,419
14,641	*e	BioMarin Pharmaceuticals, Inc	262,660
1,531	*	BioMimetic Therapeutics, Inc	23,930
9,168	*	Bionovo, Inc	35,388
1,989	*e	Bradley Pharmaceuticals, Inc	43,181
2,308	*e	Cadence Pharmaceuticals, Inc	27,996
5,841	*e	Calgon Carbon Corp	67,756
4,276		Cambrex Corp	56,743
1,725	*	Caraco Pharmaceutical Laboratories Ltd	26,186
13,646	*e	Cell Genesys, Inc	45,714
8,457		CF Industries Holdings, Inc	506,490
2,592	*e	Chattem, Inc	164,281
8,532	*e	Cubist Pharmaceuticals, Inc	168,166
4,956	*e	Cypress Bioscience, Inc	65,717
6,459	*e	Cytokinetics, Inc	36,493
12,294	*	CytRx Corp	38,357
12,384	*e	Dendreon Corp	87,679
3,266	*	Digene Corp	196,123
15,867	*	Discovery Laboratories, Inc	44,904
12,638	*e	Durect Corp	48,656
3,482	*	Elizabeth Arden, Inc	84,473
770	*e	Emergent Biosolutions, Inc	7,931
14,783	*	Encysive Pharmaceuticals, Inc	26,314

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
6,810	*	Enzon Pharmaceuticals, Inc	$53,459
6,625		Ferro Corp	165,161
9,458	*	GenVec, Inc	22,226
4,911	e	Georgia Gulf Corp	88,938
11,084	*e	Geron Corp	78,031
2,181	*e	GTx, Inc	35,310
9,270		H.B. Fuller Co	277,080
10,413	*	Halozyme Therapeutics, Inc	96,112
17,816	*	Hercules, Inc	350,084
20,517	*e	Human Genome Sciences, Inc	183,012
3,291	*e	Idenix Pharmaceuticals, Inc	19,417
10,525	*	Immucor, Inc	294,384
8,703	*e	Indevus Pharmaceuticals, Inc	58,571
2,965	e	Innophos Holdings, Inc	42,400
1,782		Innospec, Inc	105,512
1,228		Inter Parfums, Inc	32,689
3,934	*e	InterMune, Inc	102,048
7,120	*e	Inverness Medical Innovations, Inc	363,262
6,069	*e	Javelin Pharmaceuticals, Inc	37,567
2,308		Kaiser Aluminum Corp	168,207
6,207	*	Keryx Biopharmaceuticals, Inc	60,642
2,808		Koppers Holdings, Inc	94,573
417	e	Kronos Worldwide, Inc	10,529
5,459	*	KV Pharmaceutical Co (Class A)	148,703
3,087	*	Landec Corp	41,366
12,875	e	Ligand Pharmaceuticals, Inc (Class B)	88,580
2,535	e	Mannatech, Inc	40,281
5,954	*e	MannKind Corp	73,413
4,646	*e	Martek Biosciences Corp	120,657
19,246	*e	Medarex, Inc	275,025
7,582	*	Medicines Co	133,595
8,533	e	Medicis Pharmaceutical Corp (Class A)	260,598
3,046	*	Medivation, Inc	62,230
6,191		Meridian Bioscience, Inc	134,097
12,184	*	MGI Pharma, Inc	272,556
2,915	e	Minerals Technologies, Inc	195,159
8,684	*	Minrad International, Inc	51,496
830	*e	Molecular Insight Pharmaceuticals, Inc	7,835
3,428	*e	Momenta Pharmaceuticals, Inc	34,554
7,756	*e	Nabi Biopharmaceuticals	35,678
3,563	*e	Nastech Pharmaceutical Co, Inc	38,872
5,443	*e	Neurocrine Biosciences, Inc	61,125
2,413	e	NewMarket Corp	116,717
1,246	e	NL Industries, Inc	12,485
943	*	Novacea, Inc	8,911
3,892	*e	Noven Pharmaceuticals, Inc	91,267
790	*e	Obagi Medical Products, Inc	13,999
11,268		Olin Corp	236,628
4,556	*	OM Group, Inc	241,104
1,956	*e	Omrix Biopharmaceuticals, Inc	61,536
7,049	*e	Onyx Pharmaceuticals, Inc	189,618
6,136	*e	OraSure Technologies, Inc	50,192
1,041	*	Orexigen Therapeutics, Inc	15,636
8,806	*	OSI Pharmaceuticals, Inc	318,865

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
2,594	*e	Osiris Therapeutics, Inc	$35,045
5,079	*e	Pacific Ethanol, Inc	67,043
5,895	*e	Pain Therapeutics, Inc	51,345
5,300	*	Par Pharmaceutical Cos, Inc	149,619
4,247	*	Parexel International Corp	178,629
3,206	*e	Penwest Pharmaceuticals Co	39,979
11,742		Perrigo Co	229,908
3,051	*	PetMed Express, Inc	39,175
4,105	*	Pharmion Corp	118,840
1,691	*e	Pioneer Cos, Inc	58,120
13,276	*	PolyOne Corp	95,454
5,000	*e	Poniard Pharmaceuticals, Inc	34,000
3,641	*e	Pozen, Inc	65,793
5,081	*	Prestige Brands Holdings, Inc	65,951
3,704	*	Progenics Pharmaceuticals, Inc	79,895
4,593	*	Protalix BioTherapeutics, Inc	123,965
4,123	*e	Quidel Corp	72,400
31,604	*e	Revlon, Inc (Class A)	43,297
5,355	*	Rockwood Holdings, Inc	195,725
7,502	*e	Salix Pharmaceuticals Ltd	92,275
9,181	*e	Santarus, Inc	47,466
5,390	*e	Sciele Pharma, Inc	126,988
7,182		Sensient Technologies Corp	182,351
2,360	*	Somaxon Pharmaceuticals, Inc	28,698
1,007		Stepan Co	30,492
7,631	*e	SuperGen, Inc	42,428
2,483	*e	SurModics, Inc	124,150
714	*	Synta Pharmaceuticals Corp	5,926
3,716	*e	Tanox, Inc	72,128
6,865	*	Tercica, Inc	35,012
6,632		Tronox, Inc (Class B)	93,180
1,240	*e	Trubion Pharmaceuticals, Inc	25,891
7,859		UAP Holding Corp	236,870
3,177	*	United Therapeutics Corp	202,566
1,470	*e	US BioEnergy Corp	16,699
1,252	*e	USANA Health Sciences, Inc	56,014
13,360	*	USEC, Inc	293,653
14,517		Valeant Pharmaceuticals International	242,289
4,325	*e	Vanda Pharmaceuticals, Inc	87,625
4,570	*e	Verasun Energy Corp	66,174
10,805	*	Viropharma, Inc	149,109
3,387	*e	Visicu, Inc	30,991
10,706	*e	WR Grace & Co	262,190
3,347	*e	Xenoport, Inc	148,674
18,802	*	XOMA Ltd	57,158
5,386	*e	Zymogenetics, Inc	78,689
		TOTAL CHEMICALS AND ALLIED PRODUCTS	14,884,564

COAL MINING - 0.14%
10,014	*	Alpha Natural Resources, Inc	208,191
19,418	*e	International Coal Group, Inc	116,119
		TOTAL COAL MINING	324,310

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
COMMUNICATIONS - 2.83%
6,179	e	Alaska Communications Systems Group, Inc	$97,875
4,720	*	Anixter International, Inc	354,991
1,137	*e	Aruba Networks, Inc	22,854
1,344		Atlantic Tele-Network, Inc	38,492
2,540	*	Audiovox Corp (Class A)	32,944
3,996	*	Authorize.Net Holdings, Inc	71,488
8,061	*e	Brightpoint, Inc	111,161
3,247	*	Cbeyond Communications, Inc	125,042
3,211	*e	Centennial Communications Corp	30,472
62,458	*e	Charter Communications, Inc (Class A)	252,955
37,850	*	Cincinnati Bell, Inc	218,773
27,840	e	Citadel Broadcasting Corp	179,568
2,902	e	Consolidated Communications Holdings, Inc	65,585
4,747	*	Cox Radio, Inc (Class A)	67,597
2,322	*e	Crown Media Holdings, Inc (Class A)	16,718
3,205		CT Communications, Inc	97,785
4,054	*e	Cumulus Media, Inc (Class A)	37,905
2,419	*	DG FastChannel,Inc	49,299
22,337	*e	Dobson Communications Corp (Class A)	248,164
4,543	e	Emmis Communications Corp (Class A)	41,841
4,821	e	Entercom Communications Corp (Class A)	119,995
10,198	*	Entravision Communications Corp (Class A)	106,365
1,821	*	Eschelon Telecom, Inc	53,902
5,601	e	Fairpoint Communications, Inc	99,418
17,247	*e	FiberTower Corp	74,680
1,113	*e	Fisher Communications, Inc	56,529
22,261	*	Foundry Networks, Inc	370,868
7,682	*	General Communication, Inc (Class A)	98,406
3,008	*	GeoEye, Inc	65,364
4,020	*e	Global Crossing Ltd	75,898
3,460	*e	Globalstar, Inc	35,811
2,455		Golden Telecom, Inc	135,050
5,977		Gray Television, Inc	55,407
4,154	*	Harris Stratex Networks, Inc (Class A)	74,689
918	*	Hughes Communications, Inc	47,901
514	*	Hungarian Telephone & Cable	10,285
4,736	*	Ibasis, Inc	47,597
14,685	*	ICO Global Communications Holdings Ltd	51,104
7,068	e	IDT Corp (Class B)	72,942
5,613	*e	InPhonic, Inc	26,157
4,527	e	Iowa Telecommunications Services, Inc	102,899
2,753		iPCS, Inc	93,244
7,544	*	j2 Global Communications, Inc	263,285
3,717	*e	Knology, Inc	64,564
4,040	*e	Lin TV Corp (Class A)	75,992
3,572	*e	Lodgenet Entertainment Corp	114,518
6,060	*e	Mastec, Inc	95,869
7,743	*	Mediacom Communications Corp (Class A)	75,030
1,504	*	Nexstar Broadcasting Group, Inc (Class A)	19,763
3,871	*e	Nextwave Wireless, Inc	32,323
2,667	e	North Pittsburgh Systems, Inc	56,674
4,857	*	Novatel Wireless, Inc	126,379
3,962		NTELOS Holdings Corp	109,510
3,745	*	Orbcomm, Inc	61,455

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
10,840	*e	PAETEC Holding Corp	$122,384
353	e	Preformed Line Products Co	16,947
11,146	*	Radio One, Inc (Class D)	78,691
4,409		RCN Corp	82,845
2,001	*	Rural Cellular Corp (Class A)	87,664
2,281		Salem Communications Corp (Class A)	25,296
4,195	*e	SAVVIS, Inc	207,694
1,179	e	Shenandoah Telecom Co	59,928
7,084	e	Sinclair Broadcast Group, Inc (Class A)	100,734
8,253	*e	Spanish Broadcasting System, Inc (Class A)	35,488
2,183	e	SureWest Communications	59,465
1,680	*e	Switch & Data Facilities Co, Inc	32,239
3,642	*	Syniverse Holdings, Inc	46,836
6,877	*e	Terremark Worldwide, Inc	44,357
15,847	*e	TiVo, Inc	91,754
3,318		USA Mobility, Inc	88,790
9,232	*e	Vonage Holdings Corp	28,711
		TOTAL COMMUNICATIONS	6,341,205

DEPOSITORY INSTITUTIONS - 7.60%
1,816		1st Source Corp	45,255
1,232		Abington Bancorp, Inc	11,766
2,620	e	Alabama National Bancorp	162,021
3,528		Amcore Financial, Inc	102,277
2,454		AmericanWest Bancorp	44,736
1,997	e	Ameris Bancorp	44,873
2,875	e	Anchor Bancorp Wisconsin, Inc	75,296
1,139		Bancfirst Corp	48,772
4,475		Banco Latinoamericano de Exportaciones S.A.	84,130
2,010	*e	Bancorp, Inc	44,944
7,926		Bank Mutual Corp	91,387
2,067	e	Bank of the Ozarks, Inc	57,607
6,561		BankAtlantic Bancorp, Inc (Class A)	56,490
4,040	e	BankFinancial Corp	62,418
5,035	e	BankUnited Financial Corp (Class A)	101,052
1,857		Banner Corp	63,249
1,310		Berkshire Hills Bancorp, Inc	41,278
5,656	e	Boston Private Financial Holdings, Inc	151,977
9,783	e	Brookline Bancorp, Inc	112,602
1,858	e	Capital City Bank Group, Inc	58,230
1,532	e	Capital Corp of the West	36,707
2,177	e	Capitol Bancorp Ltd	59,497
3,218		Cascade Bancorp	74,465
1,120	e	Cass Information Systems, Inc	40,611
7,818	e	Cathay General Bancorp	262,216
9,014	*e	Centennial Bank Holdings, Inc	76,349
1,574		Center Financial Corp	26,632
4,792		Central Pacific Financial Corp	158,184
3,549	e	Chemical Financial Corp	91,813
7,045		Chittenden Corp	246,223
11,570	e	Citizens Banking Corp	211,731
2,184	e	City Bank	68,818
2,555		City Holding Co	97,933
2,707	e	Clifton Savings Bancorp, Inc	29,344

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
2,641	e	CoBiz, Inc	$47,855
2,362		Columbia Banking System, Inc	69,089
1,888	*e	Community Bancorp	52,826
4,294	e	Community Bank System, Inc	85,966
3,778	e	Community Banks, Inc	121,727
2,166	e	Community Trust Bancorp, Inc	69,962
5,920	e	Corus Bankshares, Inc	102,179
9,494		CVB Financial Corp	105,573
3,706		Dime Community Bancshares	48,882
2,292	*e	Dollar Financial Corp	65,322
3,224	e	Downey Financial Corp	212,720
1,455	e	Enterprise Financial Services Corp	36,171
7,006	*e	Euronet Worldwide, Inc	204,295
1,736	e	First Bancorp	32,515
12,724		First Bancorp	139,837
2,269	e	First Busey Corp	45,357
5,367		First Charter Corp	104,495
11,305	e	First Commonwealth Financial Corp	123,451
3,954		First Community Bancorp, Inc	226,208
1,552		First Community Bancshares, Inc	48,407
4,924	e	First Financial Bancorp	73,811
3,267	e	First Financial Bankshares, Inc	126,792
1,955	e	First Financial Corp	57,399
1,707	e	First Financial Holdings, Inc	55,836
1,682		First Indiana Corp	37,206
2,619		First Merchants Corp	62,935
7,593	e	First Midwest Bancorp, Inc	269,627
16,458		First Niagara Financial Group, Inc	215,600
2,555		First Place Financial Corp	53,962
1,195	*	First Regional Bancorp	30,401
4,755		First Republic Bank	255,153
1,625	e	First South Bancorp, Inc	43,713
2,972		First State Bancorporation	63,274
2,436	*e	FirstFed Financial Corp	138,194
12,294	e	FirstMerit Corp	257,313
6,273	e	Flagstar Bancorp, Inc	75,590
3,009		Flushing Financial Corp	48,325
9,288	e	FNB Corp	155,481
3,361	*e	Franklin Bank Corp	50,079
10,644	e	Fremont General Corp	114,529
6,100	e	Frontier Financial Corp	137,433
8,048	e	Glacier Bancorp, Inc	163,777
1,518	e	Great Southern Bancorp, Inc	41,062
7,808		Greater Bay Bancorp	217,375
1,242	e	Greene County Bancshares, Inc	38,825
4,134		Hancock Holding Co	155,232
5,879		Hanmi Financial Corp	100,296
4,157	e	Harleysville National Corp	67,011
1,816	e	Heartland Financial USA, Inc	44,129
1,788		Heritage Commerce Corp	42,340
1,644	e	Home Bancshares, Inc	37,072
2,291		Horizon Financial Corp	49,921
1,890		IBERIABANK Corp	93,461
2,177		Independent Bank Corp	64,309

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
3,340		Independent Bank Corp	$57,481
2,965		Integra Bank Corp	63,659
7,825		International Bancshares Corp	200,477
7,320	*	Investors Bancorp, Inc	98,308
2,907		Irwin Financial Corp	43,518
872		ITLA Capital Corp	45,449
3,061	e	Kearny Financial Corp	41,262
700		K-Fed Bancorp	10,983
4,696	e	KNBT Bancorp, Inc	69,031
2,730	e	Lakeland Bancorp, Inc	36,309
1,725	e	Lakeland Financial Corp	36,691
2,788	e	Macatawa Bank Corp	44,357
5,034		MAF Bancorp, Inc	273,145
2,858	e	MainSource Financial Group, Inc	47,986
5,569	e	MB Financial, Inc	193,467
2,787	e	Midwest Banc Holdings, Inc	40,412
3,048	e	Nara Bancorp, Inc	48,555
596	e	NASB Financial, Inc	20,055
6,954	e	National Penn Bancshares, Inc	115,993
5,016		NBT Bancorp, Inc	113,161
6,463	*e	Net 1 UEPS Technologies, Inc	156,081
8,669	*e	NetBank, Inc	2,687
17,338	e	NewAlliance Bancshares, Inc	255,215
3,034	e	Northwest Bancorp, Inc	79,309
10,143	e	Old National Bancorp	168,475
2,255	e	Old Second Bancorp, Inc	65,756
2,281	e	Omega Financial Corp	61,336
3,286		Oriental Financial Group, Inc	35,850
1,590	*e	Oritani Financial Corp	22,721
7,178		Pacific Capital Bancorp	193,662
1,876	e	Park National Corp	159,066
6,466		Partners Trust Financial Group, Inc	67,893
1,591		Peoples Bancorp, Inc	43,068
3,564		PFF Bancorp, Inc	99,543
2,330	*e	Pinnacle Financial Partners, Inc	68,409
1,597		Preferred Bank	63,880
95	e	Premierwest Bancorp	1,284
2,720	e	PrivateBancorp, Inc	78,336
5,421	e	Prosperity Bancshares, Inc	177,592
4,923		Provident Bankshares Corp	161,376
10,175	e	Provident Financial Services, Inc	160,358
6,061		Provident New York Bancorp	81,884
854	e	QC Holdings, Inc	12,810
2,564	e	Renasant Corp	58,305
1,736	e	Republic Bancorp, Inc (Class A)	28,800
1,149	e	Rockville Financial, Inc	17,350
1,425	e	Roma Financial Corp	23,612
723	e	Royal Bancshares of Pennsylvania (Class A)	14,250
3,886		S&T Bancorp, Inc	127,849
1,757	e	S.Y. Bancorp, Inc	41,746
2,379	e	Sandy Spring Bancorp, Inc	74,796
541		Santander BanCorp	8,039
1,381		SCBT Financial Corp	50,268
2,324	e	Seacoast Banking Corp of Florida	50,547

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
2,474	e	Security Bank Corp	$49,727
1,243	e	Sierra Bancorp	35,053
4,586	*	Signature Bank	156,383
2,032		Simmons First National Corp (Class A)	56,063
11,327	e	South Financial Group, Inc	256,443
1,740	e	Southside Bancshares, Inc	37,793
2,135		Southwest Bancorp, Inc	51,325
2,921		Sterling Bancorp	46,824
11,604		Sterling Bancshares, Inc	131,241
4,648	*e	Sterling Financial Corp	48,897
7,833		Sterling Financial Corp	226,687
1,436	e	Suffolk Bancorp	45,837
1,958	*	Sun Bancorp, Inc	33,031
5,661	*e	Superior Bancorp	57,912
7,962	e	Susquehanna Bancshares, Inc	178,110
5,234	*e	SVB Financial Group	277,978
749		Taylor Capital Group, Inc	20,620
3,718	*	Texas Capital Bancshares, Inc	83,097
2,590		TierOne Corp	77,959
941	e	Tompkins Trustco, Inc	35,193
2,179	e	Trico Bancshares	48,722
10,675	e	Trustco Bank Corp NY	105,469
7,475		Trustmark Corp	193,304
15,264	e	UCBH Holdings, Inc	278,873
4,724		UMB Financial Corp	174,174
9,356	e	Umpqua Holdings Corp	219,960
1,991	e	Union Bankshares Corp	46,191
5,489	e	United Bankshares, Inc	174,550
5,688	e	United Community Banks, Inc	147,262
4,149	e	United Community Financial Corp	41,407
1,204	e	United Security Bancshares	24,538
2,288	e	Univest Corp of Pennsylvania	51,526
1,617	e	USB Holding Co, Inc	30,820
1,720		ViewPoint Financial Group	29,601
79	e	Vineyard National Bancorp	1,815
2,576	*e	Virginia Commerce Bancorp	43,560
15,651	e	W Holding Co, Inc	41,319
2,082		Washington Trust Bancorp, Inc	52,487
1,389	*e	Wauwatosa Holdings, Inc	22,974
3,150		WesBanco, Inc	92,925
2,246		West Coast Bancorp	68,256
4,587	e	Westamerica Bancorporation	202,929
2,366	*e	Western Alliance Bancorp	70,625
1,676		Westfield Financial, Inc	16,710
2,516		Wilshire Bancorp, Inc	30,645
3,687	e	Wintrust Financial Corp	161,675
1,041		WSFS Financial Corp	68,113
1,497	e	Yardville National Bancorp	51,123
		TOTAL DEPOSITORY INSTITUTIONS	17,031,361

EATING AND DRINKING PLACES - 1.80%
4,804	*	AFC Enterprises	83,061
11,408		Applebees International, Inc	274,933
2,306	*	Benihana, Inc (Class A)	46,120

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
2,311	*e	BJ's Restaurants, Inc	$45,619
5,469		Bob Evans Farms, Inc	201,533
2,438	*e	Buffalo Wild Wings, Inc	101,396
4,179	*	California Pizza Kitchen, Inc	89,765
1,990	*e	Carrols Restaurant Group, Inc	30,348
3,788		CBRL Group, Inc	160,914
4,137	*	CEC Entertainment, Inc	145,622
5,006	*e	Chipotle Mexican Grill, Inc (Class B)	393,622
9,631		CKE Restaurants, Inc	193,294
15,693	*	Denny's Corp	69,834
6,631	e	Domino's Pizza, Inc	121,148
2,724	e	IHOP Corp	148,267
4,780	*	Jack in the Box, Inc	339,093
10,460	*e	Krispy Kreme Doughnuts, Inc	96,860
2,435	e	Landry's Restaurants, Inc	73,683
2,531	*	McCormick & Schmick's Seafood Restaurants, Inc	65,654
1,988	*	Morton's Restaurant Group, Inc	36,003
3,400		O'Charleys, Inc	68,544
3,095	*	Papa John's International, Inc	89,012
3,735	*e	PF Chang's China Bistro, Inc	131,472
4,421	*	Rare Hospitality International, Inc	118,350
2,362	*e	Red Robin Gourmet Burgers, Inc	95,354
8,293	e	Ruby Tuesday, Inc	218,355
2,744	*e	Ruth's Chris Steak House, Inc	46,621
10,196	*e	Sonic Corp	225,536
4,556	*e	Steak N Shake Co	76,040
7,587	*e	Texas Roadhouse, Inc (Class A)	97,038
9,691		Triarc Cos (Class B)	152,149
		TOTAL EATING AND DRINKING PLACES	4,035,240

EDUCATIONAL SERVICES - 0.42%
13,242	*e	Corinthian Colleges, Inc	215,712
9,159		DeVry, Inc	311,589
1,457	*	Lincoln Educational Services Corp	21,651
2,214		Strayer Education, Inc	291,606
3,563	*e	Universal Technical Institute, Inc	90,465
		TOTAL EDUCATIONAL SERVICES	931,023

ELECTRIC, GAS, AND SANITARY SERVICES - 3.12%
3,911		Allete, Inc	184,013
2,420		American Ecology Corp	51,836
2,459	e	American States Water Co	87,467
57,265	*	Aquila, Inc	234,214
8,062		Avista Corp	173,736
5,748	e	Black Hills Corp	228,483
2,888	e	California Water Service Group	108,271
1,723		Cascade Natural Gas Corp	45,504
3,827	*	Casella Waste Systems, Inc (Class A)	41,255
1,444	e	Central Vermont Public Service Corp	54,410
2,500	e	CH Energy Group, Inc	112,425
2,346	*	Clean Energy Fuels Corp	29,466
2,597	*e	Clean Harbors, Inc	128,344
9,118		Cleco Corp	223,391
2,051		Consolidated Water Co, Inc	60,115

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
5,636	e	Crosstex Energy, Inc	$161,922
6,997	*	El Paso Electric Co	171,846
4,219		Empire District Electric Co	94,379
1,013	e	EnergySouth, Inc	51,663
534	*	EnerNOC, Inc	20,361
6,720	e	Idacorp, Inc	215,309
6,422		ITC Holdings Corp	260,926
3,390		Laclede Group, Inc	108,073
920		Markwest Hydrocarbon, Inc	52,836
3,907		Metal Management, Inc	172,181
3,110	e	MGE Energy, Inc	101,604
4,277	e	New Jersey Resources Corp	218,213
6,878	e	Nicor, Inc	295,204
4,123	e	Northwest Natural Gas Co	190,441
5,487		NorthWestern Corp	174,541
1,919	e	Ormat Technologies, Inc	72,308
4,278	e	Otter Tail Corp	137,195
2,176	*e	Pico Holdings, Inc	94,134
11,401		Piedmont Natural Gas Co, Inc	281,035
2,561	*e	Pike Electric Corp	57,315
11,719		PNM Resources, Inc	325,671
4,657	e	Portland General Electric Co	127,788
1,891	e	Resource America, Inc (Class A)	38,974
5,047	*e	SEMCO Energy, Inc	39,215
2,224	e	SJW Corp	74,059
4,648	e	South Jersey Industries, Inc	164,446
6,443		Southwest Gas Corp	217,838
3,436	e	Southwest Water Co	43,878
68	b,m,v*	Touch America Holdings, Inc	-
3,931		UIL Holdings Corp	130,116
5,386		Unisource Energy Corp	177,146
10,496	*	Waste Connections, Inc	317,399
722		Waste Industries USA, Inc	24,649
2,776	*	Waste Services, Inc	33,728
13,576		Westar Energy, Inc	329,625
7,518		WGL Holdings, Inc	245,388
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	6,984,336

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 7.28%
3,153	*e	Acme Packet, Inc	36,228
3,705	*	Actel Corp	51,537
6,632		Acuity Brands, Inc	399,777
18,732	*	Adaptec, Inc	71,369
9,002		Adtran, Inc	233,782
6,628	*	Advanced Analogic Technologies, Inc	64,292
5,204	*	Advanced Energy Industries, Inc	117,923
10,958	*	Aeroflex, Inc	155,275
5,551	*e	American Superconductor Corp	107,190
9,543	*	AMIS Holdings, Inc	119,478
15,985	*	Amkor Technology, Inc	251,764
9,233	*e	Anadigics, Inc	127,323
23,793	*	Andrew Corp	343,571
40,864	*e	Applied Micro Circuits Corp	102,160
16,655	*	Arris Group, Inc	292,961

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
8,441	*e	Atheros Communications, Inc	$260,320
5,335	*	ATMI, Inc	160,050
32,085	*e	Avanex Corp	57,753
1,628	*	AZZ, Inc	54,782
6,994		Baldor Electric Co	344,664
1,697	e	Bel Fuse, Inc (Class B)	57,749
11,148	*	Benchmark Electronics, Inc	252,168
1,760	*e	BigBand Networks, Inc	23,074
7,339	*	C-COR, Inc	103,186
4,153	*e	Ceradyne, Inc	307,156
6,102	*	Checkpoint Systems, Inc	154,076
16	m,v*	China Energy Savings Technology, Inc	1
2,521	*e	Color Kinetics, Inc	84,227
3,536	*	Comtech Telecommunications Corp	164,141
77,167	*e	Conexant Systems, Inc	106,490
1,346	*	CPI International, Inc	26,691
5,728	e	CTS Corp	72,516
2,394		Cubic Corp	72,251
3,115	*e	Diodes, Inc	130,114
5,321	*	Ditech Networks, Inc	43,579
4,273	*	DSP Group, Inc	87,468
2,617	*e	DTS, Inc	56,972
4,191	*	Electro Scientific Industries, Inc	87,173
2,199	*	EMS Technologies, Inc	48,510
5,914	*e	Energy Conversion Devices, Inc	182,269
3,054	*	EnerSys	55,888
14,765	*e	Evergreen Solar, Inc	137,315
5,143	*	Exar Corp	68,916
41,238	*e	Finisar Corp	155,880
3,019	e	Franklin Electric Co, Inc	142,436
9,459	*e	FuelCell Energy, Inc	74,915
38,613	*	Gemstar-TV Guide International, Inc	189,976
4,343	*	Genlyte Group, Inc	341,099
15,179	*	GrafTech International Ltd	255,614
3,548	*	Greatbatch, Inc	114,955
11,956	*e	Harmonic, Inc	106,050
4,715	*	Helen of Troy Ltd	127,305
14,406	*e	Hexcel Corp	303,534
2,607	*e	Hittite Microwave Corp	111,397
3,694	*e	Hutchinson Technology, Inc	69,484
5,374		Imation Corp	198,086
7,167	*e	Interdigital Communications Corp	230,562
3,039		Inter-Tel, Inc	72,723
6,072	*e	InterVoice, Inc	50,580
1,360	*	IPG Photonics Corp	27,132
2,194	*e	iRobot Corp	43,551
4,946	*e	IXYS Corp	41,299
12,473	*	Kemet Corp	87,935
2,121	*e	Lamson & Sessions Co	56,355
16,437	*	Lattice Semiconductor Corp	94,020
3,188	*	Littelfuse, Inc	107,659
1,701	*	Loral Space & Communications, Inc	83,825
2,632		LSI Industries, Inc	47,113
7,866	*	Mattson Technology, Inc	76,300

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
3,458	*e	Medis Technologies Ltd	$50,798
3,353	*	Mercury Computer Systems, Inc	40,907
5,256		Methode Electronics, Inc	82,256
8,024		Micrel, Inc	102,065
11,656	*e	Microsemi Corp	279,161
9,109	*	Microtune, Inc	47,640
6,355	*	MIPS Technologies, Inc	55,860
3,386	*e	Monolithic Power Systems, Inc	59,086
5,789	*	Moog, Inc (Class A)	255,353
19,205	*e	MRV Communications, Inc	62,416
1,701	*	Multi-Fineline Electronix, Inc	29,189
639		National Presto Industries, Inc	39,835
2,667	*e	Netlogic Microsystems, Inc	84,917
8,270	*e	Omnivision Technologies, Inc	149,770
37,096	*	ON Semiconductor Corp	397,669
19,017	*e	On2 Technologies, Inc	57,051
13,953	e	Openwave Systems, Inc	87,346
3,930	*	Oplink Communications, Inc	58,950
2,620	*	OpNext, Inc	34,689
1,748	*e	Optium Corp	22,112
2,162	*e	OSI Systems, Inc	59,131
2,932		Park Electrochemical Corp	82,624
4,018	*	Pericom Semiconductor Corp	44,841
5,947	*	Photronics, Inc	88,491
7,345		Plantronics, Inc	192,586
7,217	*	Plexus Corp	165,919
4,093	*	PLX Technology, Inc	45,678
32,656	*e	PMC - Sierra, Inc	252,431
14,012	*	Polycom, Inc	470,803
1,114	*	Powell Industries, Inc	35,381
13,081	*e	Power-One, Inc	52,062
19,027	*e	Powerwave Technologies, Inc	127,481
2,316	e	Raven Industries, Inc	82,704
4,885		Regal-Beloit Corp	227,348
29,061	*e	RF Micro Devices, Inc	181,341
2,564	*e	Rogers Corp	94,868
4,205	*	Seachange International, Inc	32,631
11,096	*	Semtech Corp	192,294
13,144	*	Silicon Image, Inc	112,776
12,892	*e	Silicon Storage Technology, Inc	48,087
5,615	*e	Sirenza Microdevices, Inc	66,650
25,021	*	Skyworks Solutions, Inc	183,904
7,861	*	Smart Modular Technologies WWH, Inc	108,167
13,749	*	Spansion, Inc (Class A)	152,614
5,349	*e	Spectrum Brands, Inc	36,213
3,538	*	Standard Microsystems Corp	121,495
2,904	*	Stoneridge, Inc	35,835
1,647	*e	Supertex, Inc	51,617
25,700	*	Sycamore Networks, Inc	103,314
7,183	*	Symmetricom, Inc	60,337
3,919	*e	Synaptics, Inc	140,261
8,016	*	Syntax-Brillian Corp	39,439
6,282		Technitrol, Inc	180,105
2,935	*e	Techwell, Inc	38,449

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
9,519	*	Tekelec	$137,264
7,316	*	Tessera Technologies, Inc	296,664
8,908	*	Trident Microsystems, Inc	163,462
19,872	*	Triquint Semiconductor, Inc	100,552
6,743	*	TTM Technologies, Inc	87,659
2,663	*	Ultra Clean Holdings	37,229
3,764	*e	Universal Display Corp	59,132
2,106	*	Universal Electronics, Inc	76,490
15,350	*e	Utstarcom, Inc	86,114
3,534	*	Viasat, Inc	113,441
3,309	e	Vicor Corp	43,778
3,023	*e	Volterra Semiconductor Corp	42,927
3,326	*	Zoltek Cos, Inc	138,129
7,418	*	Zoran Corp	148,657
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	16,320,359

ENGINEERING AND MANAGEMENT SERVICES - 2.41%
2,680	*	Advisory Board Co	148,901
6,148	*	Aecom Technology Corp	152,532
540	*	Affymax, Inc	14,558
12,047	*	Applera Corp (Celera Genomics Group)	149,383
9,306	*e	Ariad Pharmaceuticals, Inc	51,090
1,964	e	CDI Corp	63,241
1,705	*e	Cornell Cos, Inc	41,875
1,646	*e	CRA International, Inc	79,337
9,401	*e	CV Therapeutics, Inc	124,187
4,311	e	Diamond Management & Technology Consultants, Inc	56,905
5,621	*	eResearch Technology, Inc	53,456
14,793	*	Exelixis, Inc	178,995
2,124	*	Exponent, Inc	47,514
3,099	*	Greenfield Online, Inc	49,305
8,204	*	Harris Interactive, Inc	43,891
2,842	*	Huron Consulting Group, Inc	207,494
12,067	*e	Incyte Corp	72,402
6,180	*	Infrasource Services, Inc	229,278
11,920	*	Isis Pharmaceuticals, Inc	115,386
1,826	*	Kendle International, Inc	67,142
8,242	*	Kosan Biosciences, Inc	43,023
1,490		Landauer, Inc	73,383
3,749	*	LECG Corp	56,647
5,272	*	Lifecell Corp	161,007
5,115	*e	Luminex Corp	62,966
3,367		MAXIMUS, Inc	146,060
3,492	*	Maxygen, Inc	29,926
1,031	*	Michael Baker Corp	38,302
1,431	*e	MTC Technologies, Inc	35,145
6,579	*e	Myriad Genetics, Inc	244,673
8,873	*e	Navigant Consulting, Inc	164,683
6,208	*	Neurogen Corp	41,221
4,801	*	Omnicell, Inc	99,765
2,740	*	PharmaNet Development Group, Inc	87,351
4,251	*	Regeneration Technologies, Inc	47,824
9,728	*	Regeneron Pharmaceuticals, Inc	174,326
27,535	*e	Rentech, Inc	71,316

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
7,488	*	Resources Connection, Inc	$248,452
5,552	*e	Rigel Pharmaceuticals, Inc	49,468
15,107	*e	SAIC, Inc	272,983
7,506	*	Savient Pharmaceuticals, Inc	93,225
5,958	*	Seattle Genetics, Inc	58,448
4,398	*e	Senomyx, Inc	59,373
1,142	*	Stanley, Inc	20,122
5,185	*	Symyx Technologies, Inc	59,679
1,670	*e	Tejon Ranch Co	73,814
10,312	*e	Telik, Inc	34,855
8,878	*	Tetra Tech, Inc	191,321
6,520	*e	Verenium Corp	33,056
4,456	*	Washington Group International, Inc	356,525
6,535		Watson Wyatt & Co Holdings (Class A)	329,887
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	5,405,698

ENVIRONMENTAL QUALITY AND HOUSING - 0.02%
6,128	*e	Home Solutions of America, Inc	36,645
		TOTAL ENVIRONMENTAL QUALITY AND HOUSING	36,645

FABRICATED METAL PRODUCTS - 1.30%
1,386	e	Ameron International Corp	125,003
10,572		Aptargroup, Inc	375,940
1,975	*	Chart Industries, Inc	56,169
2,437		CIRCOR International, Inc	98,528
3,652	*	Commercial Vehicle Group, Inc	68,037
814		Compx International, Inc	15,059
1,754	e	Dynamic Materials Corp	65,775
4,258	*	Griffon Corp	92,739
1,541		Gulf Island Fabrication, Inc	53,473
2,932	e	Insteel Industries, Inc	52,776
2,096	*	Ladish Co, Inc	90,128
2,104	e	Lifetime Brands, Inc	43,027
5,534	*	Mobile Mini, Inc	161,593
17,119	e	Mueller Water Products, Inc (Class A)	292,050
3,109	*e	NCI Building Systems, Inc	153,367
1,592	*	Park-Ohio Holdings Corp	43,462
2,158	*e	PGT, Inc	23,587
3,787		Silgan Holdings, Inc	209,345
5,409	e	Simpson Manufacturing Co, Inc	182,500
4,298	*e	Smith & Wesson Holding Corp	71,992
3,232	*	Sturm Ruger & Co, Inc	50,161
1,051	e	Sun Hydraulics Corp	51,762
9,132	*e	Taser International, Inc	127,483
1,883	*	Trimas Corp	22,747
2,836	e	Valmont Industries, Inc	206,347
4,797	e	Watts Water Technologies, Inc (Class A)	179,744
		TOTAL FABRICATED METAL PRODUCTS	2,912,794

FOOD AND KINDRED PRODUCTS - 0.97%
3,980	*	Altus Pharmaceuticals, Inc	45,929
1,523	*	American Dairy, Inc	28,419
1,304	*	Boston Beer Co, Inc (Class A)	51,312
1,078		Coca-Cola Bottling Co Consolidated	54,223

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
11,853	*	Darling International, Inc	$108,336
1,402	e	Farmer Bros Co	31,727
7,815		Flowers Foods, Inc	260,708
1,761	e	Imperial Sugar Co	54,221
2,097		J&J Snack Foods Corp	79,141
3,811	*e	Jones Soda Co	53,430
3,477		Lancaster Colony Corp	145,652
4,823		Lance, Inc	113,630
1,905	*e	M&F Worldwide Corp	126,835
1,303	e	MGP Ingredients, Inc	22,021
1,353	e	National Beverage Corp	15,573
1,950	*e	Peet's Coffee & Tea, Inc	48,029
5,399	*	Performance Food Group Co	175,414
4,130	*	Ralcorp Holdings, Inc	220,749
3,093	e	Reddy Ice Holdings, Inc	88,212
2,439	e	Sanderson Farms, Inc	109,804
570	*	Synutra International, Inc	11,577
5,521	e	Tootsie Roll Industries, Inc	152,987
4,843		Topps Co, Inc	50,900
4,479	*	TreeHouse Foods, Inc	119,186
		TOTAL FOOD AND KINDRED PRODUCTS	2,168,015

FOOD STORES - 0.42%
143	e	Arden Group, Inc (Class A)	19,505
2,803	*e	Great Atlantic & Pacific Tea Co, Inc	94,013
2,050		Ingles Markets, Inc (Class A)	70,623
3,498	*e	Pantry, Inc	161,258
4,582	*	Pathmark Stores, Inc	59,383
6,278		Ruddick Corp	189,093
668		Village Super Market (Class A)	31,937
2,036		Weis Markets, Inc	82,478
4,257	*	Wild Oats Markets, Inc	71,347
5,227	*	Winn-Dixie Stores, Inc	153,151
		TOTAL FOOD STORES	932,788

FURNITURE AND FIXTURES - 0.71%
1,786	e	Cal-Maine Foods, Inc	29,255
4,099	e	Ethan Allen Interiors, Inc	140,391
7,608	e	Furniture Brands International, Inc	108,034
9,698		Herman Miller, Inc	306,457
1,733	e	Hooker Furniture Corp	38,889
8,082		Interface, Inc (Class A)	152,427
4,433		Kimball International, Inc (Class B)	62,106
7,432	e	La-Z-Boy, Inc	85,171
7,038	e	Sealy Corp	116,268
7,108	*e	Select Comfort Corp	115,292
12,682	e	Tempur-Pedic International, Inc	328,464
4,278	*e	Williams Scotsman International, Inc	101,859
		TOTAL FURNITURE AND FIXTURES	1,584,613

FURNITURE AND HOMEFURNISHINGS STORES - 0.29%
4,508	*e	Guitar Center, Inc	269,623
3,769	e	Haverty Furniture Cos, Inc	43,984
7,589		Knoll, Inc	169,994

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
13,969	e	Pier 1 Imports, Inc	$118,597
4,215	e	Tuesday Morning Corp	52,097
		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	654,295

GENERAL BUILDING CONTRACTORS - 0.65%
276	e	Amrep Corp	13,124
817	*e	Avatar Holdings, Inc	62,860
5,970		Beazer Homes USA, Inc	147,280
1,612	e	Brookfield Homes Corp	46,893
5,345	*e	Hovnanian Enterprises, Inc (Class A)	88,353
2,015	e	M/I Homes, Inc	53,599
3,596		McGrath RentCorp	121,149
4,000	*e	Meritage Homes Corp	107,000
1,880	*e	Palm Harbor Homes, Inc	26,602
4,071	*	Perini Corp	250,489
9,888	e	Standard-Pacific Corp	173,337
1,400	*e	Team, Inc	62,958
7,957		Walter Industries, Inc	230,435
4,408	*	WCI Communities, Inc	73,525
		TOTAL GENERAL BUILDING CONTRACTORS	1,457,604

GENERAL MERCHANDISE STORES - 0.33%
7,030	*e	99 Cents Only Stores	92,163
1,439	e	Bon-Ton Stores, Inc	57,646
6,006	*e	Cabela's, Inc	132,913
7,713	e	Casey's General Stores, Inc	210,256
1,739	*e	Conn's, Inc	49,666
5,740		Fred's, Inc	76,801
3,895	*e	Retail Ventures, Inc	62,826
3,748	e	Stein Mart, Inc	45,950
		TOTAL GENERAL MERCHANDISE STORES	728,221

HEALTH SERVICES - 1.75%
3,598	*	Alliance Imaging, Inc	33,785
4,040	*	Amedisys, Inc	146,773
1,790	*	American Dental Partners, Inc	46,486
4,536	*	Amsurg Corp	109,499
6,671	*	Apria Healthcare Group, Inc	191,925
8,595	*e	Assisted Living Concepts, Inc (A Shares)	91,537
1,584	*e	Bio-Reference Labs, Inc	43,322
1,109	*	Corvel Corp	28,989
5,144	*	Cross Country Healthcare, Inc	85,802
3,212	*e	CryoLife, Inc	41,788
2,352	*	eHealth, Inc	44,900
862	*e	Emeritus Corp	26,705
4,708	*e	Enzo Biochem, Inc	70,385
3,006	*	Genesis HealthCare Corp	205,671
2,317	*e	Genomic Health, Inc	43,560
4,027	*	Gentiva Health Services, Inc	80,782
12,000	*	Healthsouth Corp	217,320
5,357	*e	Healthways, Inc	253,761
5,640	*e	Hythiam, Inc	48,786
8,289	*	Immunomedics, Inc	34,399
4,639	*e	Kindred Healthcare, Inc	142,510

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
3,138		LCA-Vision, Inc	$148,302
2,071	*e	LHC Group, Inc	54,260
5,973	*	Magellan Health Services, Inc	277,565
3,094	*e	Matria Healthcare, Inc	93,686
1,386	*	Medcath Corp	44,075
994	e	National Healthcare Corp	51,290
13,652	*e	Nektar Therapeutics	129,557
2,967	*e	Nighthawk Radiology Holdings, Inc	53,554
4,908	*	Odyssey HealthCare, Inc	58,209
4,418	e	Option Care, Inc	68,037
8,291	*	Psychiatric Solutions, Inc	300,632
1,853	*e	Radiation Therapy Services, Inc	48,808
2,746	*	RehabCare Group, Inc	39,103
865	*	Sirtris Pharmaceuticals, Inc	8,538
3,898	*	Skilled Healthcare Group, Inc (Class A)	60,458
3,995	*e	Stereotaxis, Inc	52,175
6,883	*	Sun Healthcare Group, Inc	99,735
6,833	*e	Sunrise Senior Living, Inc	273,252
3,101	*	Symbion, Inc	67,323
		TOTAL HEALTH SERVICES	3,917,244

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.22%
781	*e	Comverge, Inc	24,219
5,503		Granite Construction, Inc	353,183
1,157	*	Great Lakes Dredge & Dock Corp	10,992
3,915	*	Matrix Service Co	97,288
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	485,682

HOLDING AND OTHER INVESTMENT OFFICES - 8.54%
5,017		Acadia Realty Trust	130,191
7,056	*e	Affordable Residential Communities LP	83,402
1,160	e	Agree Realty Corp	36,250
7,792	e	Alesco Financial, Inc	63,349
318	*e	Alexander's, Inc	128,552
4,498		Alexandria Real Estate Equities, Inc	435,496
3,469		American Campus Communities, Inc	98,138
19,910		American Financial Realty Trust	205,471
7,455	e	American Home Mortgage Investment Corp	137,023
2,494	*	Ampal American Israel (Class A)	14,839
8,719		Anthracite Capital, Inc	102,012
6,215		Anworth Mortgage Asset Corp	56,246
15,338	e	Apollo Investment Corp	330,074
1,659		Arbor Realty Trust, Inc	42,819
16,183	e	Ashford Hospitality Trust, Inc	190,312
2,246		Associated Estates Realty Corp	35,015
9,995		BioMed Realty Trust, Inc	251,074
1,422		BRT Realty Trust	36,986
6,211		Capital Lease Funding, Inc	66,768
504	e	Capital Southwest Corp	78,518
2,241	e	Capital Trust, Inc (Class A)	76,508
4,135	e	CBRE Realty Finance, Inc	49,165
6,309	e	Cedar Shopping Centers, Inc	90,534
1,385	e	Cherokee, Inc	50,608
3,022	e	Compass Diversified Trust	53,882

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
5,956		Corporate Office Properties Trust	$244,256
6,188		Cousins Properties, Inc	179,514
12,087	e	Crescent Real Estate Equities Co	271,232
3,980		Crystal River Capital, Inc	96,634
25,735		DCT Industrial Trust, Inc	276,909
7,385		Deerfield Triarc Capital Corp	108,043
14,440		DiamondRock Hospitality Co	275,515
8,137		Digital Realty Trust, Inc	306,602
3,621		EastGroup Properties, Inc	158,672
3,994	e	Education Realty Trust, Inc	56,036
4,065		Entertainment Properties Trust	218,616
8,409		Equity Inns, Inc	188,362
3,188		Equity Lifestyle Properties, Inc	166,382
5,626	e	Equity One, Inc	143,744
9,833		Extra Space Storage, Inc	162,245
9,527		FelCor Lodging Trust, Inc	247,988
6,930	e	First Industrial Realty Trust, Inc	268,607
3,766		First Potomac Realty Trust	87,710
9,213	e	Franklin Street Properties Corp	152,383
24,626	e	Friedman Billings Ramsey Group, Inc (Class A)	134,458
2,626	e	Getty Realty Corp	69,011
2,327	e	Gladstone Capital Corp	49,937
5,767	e	Glimcher Realty Trust	144,175
4,524	e	GMH Communities Trust	43,838
2,667	e	Gramercy Capital Corp	73,449
7,308		Healthcare Realty Trust, Inc	203,016
6,162	e	Hersha Hospitality Trust	72,835
2,367	*	HFF, Inc (Class A)	36,712
9,383		Highland Hospitality Corp	180,154
8,690		Highwoods Properties, Inc	325,875
5,076		Home Properties, Inc	263,597
11,043	e	IMPAC Mortgage Holdings, Inc	50,908
8,954	e	Inland Real Estate Corp	152,039
6,925		Innkeepers U.S.A. Trust	122,780
7,044		Investors Real Estate Trust	72,765
43,116		iShares Russell 2000 Index Fund	3,576,903
7,427	*e	Jamba, Inc	67,883
3,686	e	JER Investors Trust, Inc	55,290
2,977		Kite Realty Group Trust	56,623
6,126		LaSalle Hotel Properties	265,991
10,107		Lexington Corporate Properties Trust	210,226
3,353		LTC Properties, Inc	76,281
6,291	e	Luminent Mortgage Capital, Inc	63,476
5,718		Maguire Properties, Inc	196,299
7,078	e	Medical Properties Trust, Inc	93,642
11,995		MFA Mortgage Investments, Inc	87,324
3,884		Mid-America Apartment Communities, Inc	203,832
3,634	e	Mission West Properties, Inc	50,658
3,835		MVC Capital, Inc	72,136
3,681		National Health Investors, Inc	116,761
10,197		National Retail Properties, Inc	222,906
13,632		Nationwide Health Properties, Inc	370,790
6,349	e	Newcastle Investment Corp	159,169
6,002	*	NexCen Brands, Inc	66,862

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
8,888		NorthStar Realty Finance Corp	$111,189
6,487	e	Novastar Financial, Inc	45,279
10,269		Omega Healthcare Investors, Inc	162,558
2,529	e	Parkway Properties, Inc	121,468
3,625		PennantPark Investment Corp	50,895
4,908		Pennsylvania Real Estate Investment Trust	217,572
6,661		Post Properties, Inc	347,238
5,961		Potlatch Corp	256,621
3,488		Prospect Capital Corp	60,935
2,474		PS Business Parks, Inc	156,777
2,210	*e	Quadra Realty Trust, Inc	27,647
9,668	e	RAIT Investment Trust	251,561
2,941		Ramco-Gershenson Properties	105,670
15,434		Realty Income Corp	388,782
3,246		Redwood Trust, Inc	157,041
3,604	e	Republic Property Trust	44,149
3,115	e	Resource Capital Corp	43,548
1,543		Saul Centers, Inc	69,975
12,778	e	Senior Housing Properties Trust	260,032
3,169		Sovran Self Storage, Inc	152,619
17,434		Spirit Finance Corp	253,839
2,600	*e	Star Maritime Acquisition Corp	31,876
11,355	e	Strategic Hotels & Resorts, Inc	255,374
2,316		Sun Communities, Inc	68,947
9,545		Sunstone Hotel Investors, Inc	270,983
4,777	e	Tanger Factory Outlet Centers, Inc	178,899
3,172	*e	Tarragon Corp	26,835
1,795	e	Universal Health Realty Income Trust	59,774
3,033		Urstadt Biddle Properties, Inc (Class A)	51,591
6,752		U-Store-It Trust	110,665
6,881	e	Washington Real Estate Investment Trust	233,954
3,763	*	Winston Hotels, Inc	56,445
7,221		Winthrop Realty Trust	49,897
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	19,141,918

HOTELS AND OTHER LODGING PLACES - 0.57%
3,929		Ameristar Casinos, Inc	136,493
3,732	*	Bluegreen Corp	43,627
6,258	*	Gaylord Entertainment Co	335,679
4,380	*	Great Wolf Resorts, Inc	62,415
2,309	*	Isle of Capri Casinos, Inc	55,324
2,688	*	Lodgian, Inc	40,401
2,963		Marcus Corp	70,401
1,714	*	Monarch Casino & Resort, Inc	46,021
3,268	*e	Morgans Hotel Group Co	79,674
1,452	*e	Riviera Holdings Corp	52,780
5,079	*e	Trump Entertainment Resorts, Inc	63,741
4,795	*e	Vail Resorts, Inc	291,872
		TOTAL HOTELS AND OTHER LODGING PLACES	1,278,428

INDUSTRIAL MACHINERY AND EQUIPMENT - 4.22%
1,407	e	Aaon, Inc	44,813
4,183		Actuant Corp (Class A)	263,780
4,477		Albany International Corp (Class A)	181,050

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
4,066	*e	Allis-Chalmers Energy, Inc	$93,477
1,930	*	Altra Holdings, Inc	33,350
993		Ampco-Pittsburgh Corp	39,809
2,946	*	Astec Industries, Inc	124,380
3,088	*e	ASV, Inc	53,361
7,200	*	Asyst Technologies, Inc	52,056
14,636	*	Axcelis Technologies, Inc	94,988
2,490		Black Box Corp	103,036
6,188	*e	Blount International, Inc	80,939
7,551	e	Briggs & Stratton Corp	238,310
11,586	*	Brooks Automation, Inc	210,286
5,707		Bucyrus International, Inc (Class A)	403,941
1,826	e	Cascade Corp	143,231
14,042	*	Cirrus Logic, Inc	116,549
2,960	*	Columbus McKinnon Corp	95,312
4,635	*	Cray, Inc	35,365
6,764		Curtiss-Wright Corp	315,270
5,510	*	Cymer, Inc	221,502
4,067	*	Dril-Quip, Inc	182,812
8,682	*	Electronics for Imaging, Inc	245,006
13,045	*	Emulex Corp	284,903
2,428	*	ENGlobal Corp	29,500
3,357	*	EnPro Industries, Inc	143,646
20,657	*	Entegris, Inc	245,405
17,360	*	Extreme Networks, Inc	70,308
1,480	*	Flotek Industries, Inc	88,726
5,321	*	Flow International Corp	67,045
2,472	*e	Fuel Tech, Inc	84,666
48,751	*e	Gateway, Inc	77,514
1,642	*	Gehl Co	49,851
5,850	*e	Goodman Global, Inc	129,987
1,638	e	Gorman-Rupp Co	52,187
1,575		Hardinge, Inc	53,597
789	*	Hurco Cos, Inc	39,434
4,532	*	Immersion Corp	67,889
9,252	*e	Intermec, Inc	234,168
3,060	*	Intevac, Inc	65,056
1,060	*e	Isilon Systems, Inc	16,345
2,148	*	Kadant, Inc	67,018
4,319		Kaydon Corp	225,106
4,353	*e	Komag, Inc	138,817
8,340	*	Kulicke & Soffa Industries, Inc	87,320
1,672	e	Lindsay Manufacturing Co	74,053
2,337		Lufkin Industries, Inc	150,853
6,188	*	Micros Systems, Inc	336,627
2,170	*e	Middleby Corp	129,809
4,628		Modine Manufacturing Co	104,593
911		Nacco Industries, Inc (Class A)	141,651
2,696	*	NATCO Group, Inc (Class A)	124,124
5,288	*e	Netgear, Inc	191,690
5,139		Nordson Corp	257,772
7,520	*	Oil States International, Inc	310,877
15,808		Palm, Inc	253,086
29,632	*e	Quantum Corp	93,933

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
4,588	*e	Rackable Systems, Inc	$56,708
3,095	*	RBC Bearings, Inc	127,669
1,792	*	Rimage Corp	56,609
2,229		Robbins & Myers, Inc	118,427
20,402	*e	Safeguard Scientifics, Inc	57,330
1,566		Sauer-Danfoss, Inc	46,604
3,836	*e	Scansource, Inc	122,714
4,089	*e	Semitool, Inc	39,295
3,710	*e	Sigma Designs, Inc	96,794
9,938	*e	SourceForge, Inc	41,938
1,910		Standex International Corp	54,320
4,620	*	STEC, Inc	29,707
1,318	*	Super Micro Computer, Inc	13,193
773	*	T-3 Energy Services, Inc	25,857
2,228	*e	Tecumseh Products Co (Class A)	35,002
2,501		Tennant Co	91,287
2,807	*	TurboChef Technologies, Inc	39,073
649		Twin Disc, Inc	46,670
4,051	*e	Ultratech, Inc	54,000
3,498		Watsco, Inc	190,291
4,581		Woodward Governor Co	245,862
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	9,449,529

INSTRUMENTS AND RELATED PRODUCTS - 5.60%
2,943	*e	Abaxis, Inc	61,391
4,323	*e	Abiomed, Inc	46,602
2,590	*	Accuray, Inc	57,446
10,478	*e	Affymetrix, Inc	260,797
9,044	*e	Align Technology, Inc	218,503
11,008	*e	American Medical Systems Holdings, Inc	198,584
1,363	*e	American Science & Engineering, Inc	77,487
2,160		Analogic Corp	158,782
2,495	*	Anaren, Inc	43,937
3,446	*e	Angiodynamics, Inc	62,062
2,008	*e	Argon ST, Inc	46,606
3,854	e	Arrow International, Inc	147,531
4,057	*e	Arthrocare Corp	178,143
2,351	*e	Aspect Medical Systems, Inc	35,171
2,079	e	Badger Meter, Inc	58,753
2,847	*	Bio-Rad Laboratories, Inc (Class A)	215,148
2,296	*	Biosite, Inc	212,357
10,506	*	Bruker BioSciences Corp	94,659
1,645	*	Cantel Medical Corp	27,981
8,043	*e	Cepheid, Inc	117,428
4,858	*	Coherent, Inc	148,218
3,426		Cohu, Inc	76,229
4,444	*	Conmed Corp	130,120
17,575	*e	Credence Systems Corp	63,270
1,935	*	Cutera, Inc	48,220
3,692	*e	Cyberonics, Inc	62,099
1,084	*	Cynosure, Inc (Class A)	39,490
1,850		Datascope Corp	70,818
2,905	*	Dionex Corp	206,226
3,644	*e	DJ Orthopedics, Inc	150,388

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
1,750	*	Eagle Test Systems, Inc	$28,105
2,753	e	EDO Corp	90,491
3,753	*e	ESCO Technologies, Inc	136,084
3,903	*e	Esterline Technologies Corp	188,554
2,517	*e	ev3, Inc	42,487
1,783	*	Excel Technology, Inc	49,817
2,086	*	FARO Technologies, Inc	66,460
5,417	*e	FEI Co	175,836
10,125	*e	Flir Systems, Inc	468,281
7,300	*	Formfactor, Inc	279,590
6,661	*	Fossil, Inc	196,433
2,849	*e	Foxhollow Technologies, Inc	60,513
4,052	*	Haemonetics Corp	213,176
8,234	*	Hologic, Inc	455,423
1,852	*e	ICU Medical, Inc	79,525
2,942	*e	I-Flow Corp	49,249
3,402	*	II-VI, Inc	92,432
8,190	*e	Illumina, Inc	332,432
10,863	*e	Input/Output, Inc	169,571
1,120	*e	Insulet Corp	15,904
2,819	*e	Integra LifeSciences Holdings Corp	139,315
4,156	e	Invacare Corp	76,179
5,234	*	Ionatron, Inc	20,413
4,585	*e	Itron, Inc	357,355
6,197	*	Ixia	57,384
1,798	*e	Kensey Nash Corp	48,204
6,955	*e	Kyphon, Inc	334,883
9,045	*e	L-1 Identity Solutions, Inc	184,970
9,001	*e	LTX Corp	50,046
2,096	*e	Measurement Specialties, Inc	49,633
2,233	*	Medical Action Industries, Inc	40,328
6,073	e	Mentor Corp	247,050
4,678	*	Merit Medical Systems, Inc	55,949
2,142	*	Micrus Endovascular Corp	52,693
4,296	e	Mine Safety Appliances Co	187,993
7,726	*	MKS Instruments, Inc	214,010
2,451		Movado Group, Inc	82,697
2,598		MTS Systems Corp	116,053
3,265	*	Natus Medical, Inc	51,979
5,038	*e	Newport Corp	77,988
2,788	*	Northstar Neuroscience, Inc	32,424
5,006	*	NuVasive, Inc	135,212
2,884	*e	NxStage Medical, Inc	37,290
3,577	e	Oakley, Inc	101,587
	*e	Orthofix International NV	117,417
691	*e	OYO Geospace Corp	51,265
2,927	*e	Palomar Medical Technologies, Inc	101,596
3,544		PolyMedica Corp	144,772
2,397	*	Rofin-Sinar Technologies, Inc	165,393
4,153	*e	Rudolph Technologies, Inc	68,981
8,305	*e	Sirf Technology Holdings, Inc	172,246
2,691	*e	Sirona Dental Systems, Inc	101,801
5,016	*	Sonic Innovations, Inc	43,890
3,210	*e	Sonic Solutions, Inc	40,478

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
2,625	*e	SonoSite, Inc	$82,504
4,698	*e	Spectranetics Corp	54,121
9,955		STERIS Corp	304,623
5,203	*e	Symmetry Medical, Inc	83,300
5,341	*	Teledyne Technologies, Inc	245,419
8,255	*e	Thoratec Corp	151,809
1,396	e	United Industrial Corp	83,732
4,681	*	Varian, Inc	256,659
4,762	*	Veeco Instruments, Inc	98,764
4,540	*e	Ventana Medical Systems, Inc	350,806
2,481	*e	Vital Images, Inc	67,384
1,747		Vital Signs, Inc	97,046
8,332	*e	Vivus, Inc	43,576
3,383	*	Volcano Corp	68,370
5,172	*	Wright Medical Group, Inc	124,749
4,308	*	X-Rite, Inc	63,629
3,056	*	Zoll Medical Corp	68,179
2,393	*	Zygo Corp	34,196
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	12,543,149

INSURANCE AGENTS, BROKERS AND SERVICE - 0.29%
3,964	e	Crawford & Co (Class B)	26,797
5,620		Hilb Rogal & Hobbs Co	240,873
834	e	James River Group, Inc	27,714
5,757	e	National Financial Partners Corp	266,607
3,961	*	United America Indemnity Ltd (Class A)	98,510
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	660,501

INSURANCE CARRIERS - 3.86%
5,034		21st Century Insurance Group	110,043
1,156	*e	ACA Capital Holdings, Inc	13,756
4,687	e	Alfa Corp	72,977
8,802	e	American Equity Investment Life Holding Co	106,328
1,371	*	American Physicians Capital, Inc	55,526
8,063	*	AMERIGROUP Corp	191,899
2,665	*	Amerisafe, Inc	52,314
3,870		Amtrust Financial Services, Inc	72,717
5,133	e	Argonaut Group, Inc	160,201
13,465		Aspen Insurance Holdings Ltd	377,963
10,354		Assured Guaranty Ltd	306,064
1,592		Baldwin & Lyons, Inc (Class B)	41,360
2,055		Bristol West Holdings, Inc	45,970
1,131		Castlepoint Holdings Ltd	16,614
6,747	*	Centene Corp	144,521
4,937	*	Citizens, Inc	34,756
2,387	*	CNA Surety Corp	45,138
8,137		Commerce Group, Inc	282,517
1,096	*	Darwin Professional Underwriters, Inc	27,586
6,629		Delphi Financial Group, Inc (Class A)	277,225
1,924		Donegal Group, Inc (Class A)	28,668
791		EMC Insurance Group, Inc	19,633
8,242		Employers Holdings, Inc	175,060
1,100	*	Enstar Group Ltd	132,781
2,064		FBL Financial Group, Inc (Class A)	81,156

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
2,176	*e	First Acceptance Corp	$22,108
1,765	*	First Mercury Financial Corp	37,012
1,943	*	Flagstone Reinsurance Holdings Ltd	25,881
1,389	*	Fpic Insurance Group, Inc	56,630
1,497		Great American Financial Resources, Inc	36,212
1,304	*	Greenlight Capital Re Ltd (Class A)	29,379
655	*	Hallmark Financial Services	7,939
2,588		Harleysville Group, Inc	86,336
4,794	*	HealthExtras, Inc	141,807
7,303	*	Healthspring, Inc	139,195
6,756		Horace Mann Educators Corp	143,497
918		Independence Holding Co	18,755
2,988		Infinity Property & Casualty Corp	151,581
9,722		IPC Holdings Ltd	313,923
635		Kansas City Life Insurance Co	29,540
2,612	e	LandAmerica Financial Group, Inc	252,032
9,217		Max Re Capital Ltd	260,841
4,385	*	Meadowbrook Insurance Group, Inc	48,060
1,408		Midland Co	66,092
1,920	*	Molina Healthcare, Inc	58,598
17,080		Montpelier Re Holdings Ltd	316,663
761		National Interstate Corp	19,847
372		National Western Life Insurance Co (Class A)	94,086
2,118	*	Navigators Group, Inc	114,160
1,035		NYMAGIC, Inc	41,607
4,323		Odyssey Re Holdings Corp	185,413
9,166		Ohio Casualty Corp	396,979
17,434		Phoenix Cos, Inc	261,684
9,143		Platinum Underwriters Holdings Ltd	317,719
4,635	*	PMA Capital Corp (Class A)	49,548
3,056		Presidential Life Corp	60,081
6,428	*e	Primus Guaranty Ltd	68,908
5,090	*	ProAssurance Corp	283,360
8,634	*	PXRE Group Ltd	40,062
2,597	*	RAM Holdings Ltd	40,903
3,217		RLI Corp	179,991
2,521		Safety Insurance Group, Inc	104,369
9,652		Scottish Re Group Ltd	47,198
2,954	*	SeaBright Insurance Holdings, Inc	51,636
3,721		Security Capital Assurance Ltd	114,867
8,382		Selective Insurance Group, Inc	225,308
2,188	e	State Auto Financial Corp	67,062
2,467		Stewart Information Services Corp	98,261
2,942		Tower Group, Inc	93,850
1,687	*e	Triad Guaranty, Inc	67,362
3,397		United Fire & Casualty Co	120,186
5,987	*	Universal American Financial Corp	127,403
5,659		Zenith National Insurance Corp	266,482
		TOTAL INSURANCE CARRIERS	8,653,186

JUSTICE, PUBLIC ORDER AND SAFETY - 0.10%
7,699	*e	Geo Group, Inc	224,041
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	224,041

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
LEATHER AND LEATHER PRODUCTS - 0.40%
3,470	*	Genesco, Inc	$181,516
7,742	*e	Iconix Brand Group, Inc	172,027
2,946		Steven Madden Ltd	96,511
7,208	*	Timberland Co (Class A)	181,570
1,479	e	Weyco Group, Inc	39,829
8,316		Wolverine World Wide, Inc	230,436
		TOTAL LEATHER AND LEATHER PRODUCTS	901,889

LEGAL SERVICES - 0.15%
6,530	*e	FTI Consulting, Inc	248,336
1,285	*e	Pre-Paid Legal Services, Inc	82,638
		TOTAL LEGAL SERVICES	330,974

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.03%
1,585	*	Emergency Medical Services Corp (Class A)	62,021
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	62,021

LUMBER AND WOOD PRODUCTS - 0.19%
1,688	e	American Woodmark Corp	58,405
12,253	*e	Champion Enterprises, Inc	120,447
1,704	e	Deltic Timber Corp	93,413
1,023		Skyline Corp	30,700
2,643		Universal Forest Products, Inc	111,693
		TOTAL LUMBER AND WOOD PRODUCTS	414,658

METAL MINING - 0.45%
8,955	*	Apex Silver Mines Ltd	180,712
42,850	*e	Coeur d'Alene Mines Corp	153,832
17,170	*	Hecla Mining Co	146,632
6,796	*e	Idaho General Mines, Inc	43,087
7,759	*e	Rosetta Resources, Inc	167,129
3,926	e	Royal Gold, Inc	93,321
4,082	*e	ShengdaTech, Inc	21,716
6,144	*e	Stillwater Mining Co	67,645
8,465	*e	Uranium Resources, Inc	93,369
8,683	*	US Gold Corp	47,757
		TOTAL METAL MINING	1,015,200

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.45%
3,721		Blyth, Inc	98,904
11,022		Callaway Golf Co	196,302
4,609	e	Daktronics, Inc	99,001
4,409	*e	Jakks Pacific, Inc	124,069
7,560	*e	K2, Inc	114,836
2,305	e	Marine Products Corp	18,970
4,504	e	Nautilus, Inc	54,228
3,149	*	RC2 Corp	125,991
2,374	*	Russ Berrie & Co, Inc	44,228
5,689	*e	Shuffle Master, Inc	94,437
1,273		Steinway Musical Instruments, Inc	44,033
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	1,014,999

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
MISCELLANEOUS RETAIL - 1.13%
4,652	*e	1-800-FLOWERS.COM, Inc (Class A)	$43,868
2,889	*	AC Moore Arts & Crafts, Inc	56,653
3,376		Big 5 Sporting Goods Corp	86,088
2,135	*e	Blue Nile, Inc	128,954
2,769		Books-A-Million, Inc	46,907
8,952	e	Borders Group, Inc	170,625
2,201	*e	Build-A-Bear Workshop, Inc	57,534
4,530		Cash America International, Inc	179,615
6,224	*e	CKX, Inc	86,016
5,433	*	Ezcorp, Inc (Class A)	71,933
1,691	*	Gander Mountain Co	19,193
2,887	*	GSI Commerce, Inc	65,564
4,687	*	Hibbett Sports, Inc	128,330
5,034		Longs Drug Stores Corp	264,386
2,350	*	Overstock.com, Inc	42,935
1,313	*	PC Connection, Inc	17,384
5,783	*	Priceline.com, Inc	397,523
1,904	e	Pricesmart, Inc	47,086
2,084	*	Shutterfly, Inc	44,910
2,841	*	Stamps.com, Inc	39,149
1,577	e	Systemax, Inc	32,817
4,710	*	Valuevision International, Inc (Class A)	53,317
4,176	e	World Fuel Services Corp	175,643
7,482	*e	Zale Corp	178,146
2,764	*e	Zumiez, Inc	104,424
		TOTAL MISCELLANEOUS RETAIL	2,539,000

MOTION PICTURES - 0.62%
6,305	*e	Avid Technology, Inc	222,882
30,028	*e	Blockbuster, Inc (Class A)	129,421
1,873	e	Carmike Cinemas, Inc	41,131
3,943	*	Cinemark Holdings Inc	70,540
2,911	*e	Gaiam, Inc (Class A)	53,068
8,102	*	Macrovision Corp	243,546
6,419	*	National CineMedia, Inc	179,796
22,110	*	Time Warner Telecom, Inc (Class A)	444,411
		TOTAL MOTION PICTURES	1,384,795

MUSEUMS, BOTANICAL, ZOOLOGICAL GARDENS - 0.03%
4,872	*e	Premier Exhibitions, Inc	76,783
		TOTAL MUSEUMS, BOTANICAL, ZOOLOGICAL GARDENS	76,783

NONDEPOSITORY INSTITUTIONS - 1.11%
3,097	*e	Accredited Home Lenders Holding Co	42,336
10,194	e	Advance America Cash Advance Centers, Inc	180,842
5,662		Advanta Corp (Class B)	176,315
10,614	e	Ares Capital Corp	178,846
1,621	e	Asta Funding, Inc	62,295
7,870	e	Centerline Holding Co	141,660
3,224	*e	CompuCredit Corp	112,904
735	*e	Credit Acceptance Corp	19,720
2,360		Delta Financial Corp	28,957
2,295	*e	Encore Capital Group, Inc	28,642
4,313	*	Energy Infrastructure Acquisition Corp	42,095

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
1,507		Federal Agricultural Mortgage Corp (Class C)	$51,570
3,970	e	Financial Federal Corp	118,385
3,772	*	First Cash Financial Services, Inc	88,416
7,552	*e	Freedom Acquisition Holding, Inc	83,148
3,298		Hercules Technology Growth Capital, Inc	44,556
5,750	*e	Information Services Group, Inc	43,988
7,519	*	INVESTools, Inc	74,889
2,380		Kohlberg Capital Corp	44,149
6,789	*e	Marathon Acquisition Corp	53,497
9,546		MCG Capital Corp	152,927
2,500		Nelnet, Inc (Class A)	61,100
1,840	*e	NewStar Financial, Inc	26,183
2,501	e	NGP Capital Resources Co	41,817
4,420	*e	NTR Acquisition Co	41,857
5,764	*e	Ocwen Financial Corp	76,834
3,346	e	Patriot Capital Funding, Inc	49,688
8,169	*	PHH Corp	254,954
2,936	e	Technology Investment Capital Corp	46,359
2,783	*	World Acceptance Corp	118,918
		TOTAL NONDEPOSITORY INSTITUTIONS	2,487,847

NONMETALLIC MINERALS, EXCEPT FUELS - 0.12%
3,663	e	AMCOL International Corp	100,037
5,026	e	Compass Minerals International, Inc	174,201
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	274,238

OIL AND GAS EXTRACTION - 3.39%
326	e	APCO Argentina, Inc	27,681
2,066	*e	Arena Resources, Inc	120,055
3,492		Atlas America, Inc	187,625
3,224	*e	ATP Oil & Gas Corp	156,815
4,185	*	Atwood Oceanics, Inc	287,175
6,241	*e	Basic Energy Services, Inc	159,582
6,032		Berry Petroleum Co (Class A)	227,286
4,715	*e	Bill Barrett Corp	173,653
2,599	*e	Bois d'Arc Energy, Inc	44,261
7,332	*	Brigham Exploration Co	43,039
3,667	*e	Bronco Drilling Co, Inc	60,175
3,190	*	Cal Dive International, Inc	53,050
3,238	*	Callon Petroleum Co	45,882
3,497	*e	Carrizo Oil & Gas, Inc	145,021
931	*	Clayton Williams Energy, Inc	24,644
6,526	*	Complete Production Services, Inc	168,697
6,780	*	Comstock Resources, Inc	203,197
1,860	*	Contango Oil & Gas Co	67,499
1,088	*	Dawson Geophysical Co	66,868
10,038	*e	Delta Petroleum Corp	201,563
4,688	*	Edge Petroleum Corp	65,679
8,115	*	Encore Acquisition Co	225,597
4,034	*	Energy Partners Ltd	67,327
9,420	*	EXCO Resources, Inc	164,285
5,084	*e	FX Energy, Inc	46,519
4,329	*e	GeoGlobal Resources, Inc	22,035
975	*	Geokinetics, Inc	30,254

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
3,573	*e	Geomet, Inc	$27,369
1,646	*e	GMX Resources, Inc	56,952
2,274	*e	Goodrich Petroleum Corp	78,749
28,254	*	Grey Wolf, Inc	232,813
2,808	*e	Gulfport Energy Corp	56,104
14,147	*e	Hanover Compressor Co	337,406
5,490	*e	Harvest Natural Resources, Inc	65,386
4,039	*e	Hercules Offshore, Inc	130,783
5,199	*	Horizon Offshore, Inc	99,821
1,860		Kayne Anderson Energy Development Co	46,835
13,313	*	Mariner Energy, Inc	322,840
3,365	*e	McMoRan Exploration Co	47,110
14,097	*	Meridian Resource Corp	42,573
14,296	*e	Newpark Resources, Inc	110,794
15,114	*	Oilsands Quest, Inc	37,332
5,892	*e	Parallel Petroleum Corp	129,035
17,057	*	Parker Drilling Co	179,781
5,736		Penn Virginia Corp	230,587
800	m,v*	PetroCorp	(0)
25,914	*e	PetroHawk Energy Corp	410,996
2,409	*	Petroleum Development Corp	114,379
6,431	*	Petroquest Energy, Inc	93,507
7,748	*	Pioneer Drilling Co	115,523
83	*	PrimeEnergy Corp	4,752
5,280		RPC, Inc	89,971
4,342	*	Stone Energy Corp	148,757
6,748	*e	Sulphco, Inc	24,360
1,415	*	Superior Offshore International, Inc	25,753
2,220	*e	Superior Well Services, Inc	56,410
4,568	*	Swift Energy Co	195,328
2,543	*e	Toreador Resources Corp	38,145
1,731	*e	Trico Marine Services, Inc	70,763
4,546	*e	TXCO Resources, Inc	46,733
1,968	*	Union Drilling, Inc	32,315
10,333	*e	Vaalco Energy, Inc	49,908
1,570	*	Venoco, Inc	29,312
8,074	*e	Warren Resources, Inc	94,304
4,643	*	W-H Energy Services, Inc	287,448
5,660	*	Whiting Petroleum Corp	229,343
4,069	*	Willbros Group, Inc	120,768
		TOTAL OIL AND GAS EXTRACTION	7,596,509

PAPER AND ALLIED PRODUCTS - 0.70%
8,586	e	Bowater, Inc	214,221
5,603	*	Buckeye Technologies, Inc	86,678
8,205	*	Cenveo, Inc	190,274
2,598	*e	Chesapeake Corp	32,657
6,428	e	Glatfelter	87,357
10,216	*e	Graphic Packaging Corp	49,445
5,069		Greif, Inc (Class A)	302,163
4,531	*	Mercer International, Inc	46,216
2,395	e	Neenah Paper, Inc	98,818
8,786	*	Playtex Products, Inc	130,121
5,362		Rock-Tenn Co (Class A)	170,083

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
2,277		Schweitzer-Mauduit International, Inc	$70,587
6,423		Wausau Paper Corp	86,068
		TOTAL PAPER AND ALLIED PRODUCTS	1,564,688

PERSONAL SERVICES - 0.50%
4,912	e	Coinmach Service Corp (Class A)	64,986
4,346	*	Coinstar, Inc	136,812
728		CPI Corp	50,596
3,080		G & K Services, Inc (Class A)	121,691
5,117	e	Jackson Hewitt Tax Service, Inc	143,839
6,765		Regis Corp	258,761
14,501	*	Sally Beauty Holdings, Inc	130,509
2,678	*	Steiner Leisure Ltd	131,543
2,033		Unifirst Corp	89,554
		TOTAL PERSONAL SERVICES	1,128,291

PETROLEUM AND COAL PRODUCTS - 0.15%
1,861	e	Alon USA Energy, Inc	81,903
1,645	e	Delek US Holdings, Inc	43,839
6,277	*e	Headwaters, Inc	108,404
4,457	*e	Nova Biosource Fuels, Inc	11,365
2,778		WD-40 Co	91,313
		TOTAL PETROLEUM AND COAL PRODUCTS	336,824

PRIMARY METAL INDUSTRIES - 1.42%
6,881	e	Belden CDT, Inc	380,863
3,213	*	Brush Engineered Materials, Inc	134,914
3,552	*	Century Aluminum Co	194,046
1,130	*	Claymont Steel, Inc	24,171
1,198	*e	Coleman Cable, Inc	30,980
3,704	e	Encore Wire Corp	109,046
3,877	e	Gibraltar Industries, Inc	85,876
1,778	*	Haynes International, Inc	150,117
1,786	*e	LB Foster Co (Class A)	51,222
4,823		Matthews International Corp (Class A)	210,331
5,659		Mueller Industries, Inc	194,896
1,269	*	Northwest Pipe Co	45,138
1,444		Olympic Steel, Inc	41,385
5,667		Quanex Corp	275,983
3,523	*	RTI International Metals, Inc	265,529
3,343		Schnitzer Steel Industries, Inc (Class A)	160,263
3,208	*e	Superior Essex, Inc	119,819
4,169		Texas Industries, Inc	326,891
4,488		Tredegar Corp	95,594
937	*	Universal Stainless & Alloy	33,011
1,832	*e	Wheeling-Pittsburgh Corp	34,863
10,554	e	Worthington Industries, Inc	228,494
		TOTAL PRIMARY METAL INDUSTRIES	3,193,432

PRINTING AND PUBLISHING - 1.08%
8,220	*e	ACCO Brands Corp	189,471
8,459		American Greetings Corp (Class A)	239,643
12,938		Belo (A.H.) Corp (Class A)	266,393
3,978		Bowne & Co, Inc	77,611

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
1,674	*	Consolidated Graphics, Inc	$115,975
1,705	e	Courier Corp	68,200
1,119		CSS Industries, Inc	44,324
3,658		Ennis, Inc	86,036
2,010	e	GateHouse Media, Inc	37,286
6,619		Journal Communications, Inc (Class A)	86,113
7,105		Lee Enterprises, Inc	148,210
3,972	e	Martha Stewart Living Omnimedia, Inc (Class A)	68,318
3,237		Media General, Inc (Class A)	107,695
1,074		Multi-Color Corp	42,219
3,745	*e	Playboy Enterprises, Inc (Class B)	42,431
41,608	*e	Primedia, Inc	118,583
2,114		Schawk, Inc	42,322
5,254	*	Scholastic Corp	188,829
2,812	e	Standard Register Co	32,057
8,993	*	Sun-Times Media Group, Inc (Class A)	47,213
7,010	*	Valassis Communications, Inc	120,502
6,590	*	VistaPrint Ltd	252,068
		TOTAL PRINTING AND PUBLISHING	2,421,499

RAILROAD TRANSPORTATION - 0.28%
5,647	e	Florida East Coast Industries	468,588
5,422	*	Genesee & Wyoming, Inc (Class A)	161,792
		TOTAL RAILROAD TRANSPORTATION	630,380

REAL ESTATE - 0.19%
804	e	Consolidated-Tomoka Land Co	55,709
2,256	*	Grubb & Ellis Co	26,170
3,870	*	LoopNet, Inc	90,287
6,230	*	Meruelo Maddux Properties, Inc	50,837
15,966	e	Stewart Enterprises, Inc (Class A)	124,375
706	*e	Stratus Properties, Inc	24,357
4,060		Thomas Properties Group, Inc	64,879
		TOTAL REAL ESTATE	436,614

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.68%
968	*	AEP Industries, Inc	43,570
9,426		Cooper Tire & Rubber Co	260,346
1,945	*e	Deckers Outdoor Corp	196,251
2,042	*e	Metabolix, Inc	51,111
3,833		Schulman (A.), Inc	93,257
3,196	*	Skechers U.S.A., Inc (Class A)	93,323
5,080		Spartech Corp	134,874
3,814		Titan International, Inc	120,561
1,590	*e	Trex Co, Inc	31,212
9,386		Tupperware Corp	269,754
5,041	e	West Pharmaceutical Services, Inc	237,683
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	1,531,942

SECURITY AND COMMODITY BROKERS - 1.37%
3,332		Calamos Asset Management, Inc (Class A)	85,133
2,757	e	Cohen & Steers, Inc	119,792
2,256	*	Cowen Group, Inc	40,405
1,242	*	Epoch Holding Corp	16,630

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
1,252		Evercore Partners, Inc (Class A)	$37,272
838	*	FCStone Group, Inc	48,026
788	e	GAMCO Investors, Inc (Class A)	44,167
2,448	*e	GFI Group, Inc	177,431
2,903	e	Greenhill & Co, Inc	199,465
6,109	*e	Interactive Brokers Group, Inc (Class A)	165,737
5,943	e	International Securities Exchange, Inc	388,375
4,532	*e	KBW, Inc	133,150
15,868	*	Knight Capital Group, Inc (Class A)	263,409
7,828	*e	LaBranche & Co, Inc	57,771
13,983	*e	Ladenburg Thalmann Financial Services, Inc	32,161
4,446	*e	MarketAxess Holdings, Inc	79,984
1,764	*e	Morningstar, Inc	82,952
6,667	e	optionsXpress Holdings, Inc	171,075
2,076	*	Penson Worldwide, Inc	50,924
2,886	*	Piper Jaffray Cos	160,837
2,900	e	Sanders Morris Harris Group, Inc	33,756
2,341	*e	Stifel Financial Corp	137,861
3,187		SWS Group, Inc	68,903
3,079	*e	Thomas Weisel Partners Group, Inc	51,265
1,687		US Global Investors, Inc (Class A)	38,244
373		Value Line, Inc	16,375
12,824		Waddell & Reed Financial, Inc (Class A)	333,552
3,131		WP Stewart & Co Ltd	34,097
		TOTAL SECURITY AND COMMODITY BROKERS	3,068,749

SOCIAL SERVICES - 0.14%
4,040	*e	Bright Horizons Family Solutions, Inc	157,196
3,225	*	Capital Senior Living Corp	30,380
1,662	*e	Providence Service Corp	44,409
3,847	*	Res-Care, Inc	81,326
		TOTAL SOCIAL SERVICES	313,311

SPECIAL TRADE CONTRACTORS - 0.54%
516	e	Alico, Inc	31,471
4,522	*	AsiaInfo Holdings, Inc	43,863
3,862		Chemed Corp	256,012
6,568		Comfort Systems USA, Inc	93,134
6,239	*e	Dycom Industries, Inc	187,045
4,873	*	EMCOR Group, Inc	355,242
4,349	*e	Insituform Technologies, Inc (Class A)	94,852
1,910	*	Integrated Electrical Services, Inc	62,973
1,965	*e	Layne Christensen Co	80,467
		TOTAL SPECIAL TRADE CONTRACTORS	1,205,059

STONE, CLAY, AND GLASS PRODUCTS - 0.21%
4,482		Apogee Enterprises, Inc	124,689
3,729	*e	Cabot Microelectronics Corp	132,342
3,156	e	CARBO Ceramics, Inc	138,264
2,032		Libbey, Inc	43,830
4,854	*e	US Concrete, Inc	42,181
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	481,306

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
TEXTILE MILL PRODUCTS - 0.07%
840	*e	Heelys, Inc	$21,722
2,424		Oxford Industries, Inc	107,480
3,124		Xerium Technologies, Inc	23,805
		TOTAL TEXTILE MILL PRODUCTS	153,007

TOBACCO PRODUCTS - 0.16%
4,130		Universal Corp	251,600
4,714	e	Vector Group Ltd	106,206
		TOTAL TOBACCO PRODUCTS	357,806

TRANSPORTATION BY AIR - 0.85%
9,058	*	ABX Air, Inc	73,007
1,721	*e	Air Methods Corp	63,109
14,093	*e	Airtran Holdings, Inc	153,896
6,509	*	Alaska Air Group, Inc	181,341
990	*	Allegiant Travel Co	30,433
2,105	*e	Atlas Air Worldwide Holdings, Inc	124,069
3,089	*e	Bristow Group, Inc	153,060
5,061	*	EGL, Inc	235,235
9,154	*e	ExpressJet Holdings, Inc	54,741
27,283	*e	JetBlue Airways Corp	320,575
3,477	*	Midwest Air Group, Inc	52,225
1,943	*e	PHI, Inc	57,882
2,785	*e	Pinnacle Airlines Corp	52,219
5,702	*	Republic Airways Holdings, Inc	116,036
9,864		Skywest, Inc	235,059
		TOTAL TRANSPORTATION BY AIR	1,902,887

TRANSPORTATION EQUIPMENT - 2.11%
3,189		A.O. Smith Corp	127,209
5,695	*e	AAR Corp	187,992
3,363	*	Accuride Corp	51,824
1,001	*	Aerovironment, Inc	20,631
3,177	*	Aftermarket Technology Corp	94,293
6,838	e	American Axle & Manufacturing Holdings, Inc	202,542
1,420		American Railcar Industries, Inc	55,380
3,754	*	Amerigon, Inc	67,534
1,714	e	Arctic Cat, Inc	33,937
10,905	e	ArvinMeritor, Inc	242,091
7,838		Clarcor, Inc	293,376
2,806	*	Comtech Group, Inc	46,327
6,886		Federal Signal Corp	109,212
9,388	*e	Fleetwood Enterprises, Inc	84,961
10,399	*e	Force Protection, Inc	214,635
1,750		Freightcar America, Inc	83,720
8,379	*e	GenCorp, Inc	109,514
1,546	*e	GenTek, Inc	54,450
2,609	e	Greenbrier Cos, Inc	78,844
3,736	e	Group 1 Automotive, Inc	150,710
15,525	*	Hayes Lemmerz International, Inc	83,059
3,898	e	Heico Corp	164,028
3,632		Kaman Corp	113,282
1,808	*	Miller Industries, Inc	45,381
4,240	e	Monaco Coach Corp	60,844

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
1,676	e	Noble International Ltd	$34,257
9,062	*	Orbital Sciences Corp	190,393
5,466	e	Polaris Industries, Inc	296,039
1,131	*	Sequa Corp (Class A)	126,672
5,164	e	Spartan Motors, Inc	87,891
2,225		Standard Motor Products, Inc	33,442
3,196	e	Superior Industries International, Inc	69,545
7,069	*	Tenneco, Inc	247,698
1,339	*	TransDigm Group, Inc	54,176
2,515		Triumph Group, Inc	164,657
19,979	*	Visteon Corp	161,830
4,358	e	Wabash National Corp	63,758
7,443		Westinghouse Air Brake Technologies Corp	271,893
4,944		Winnebago Industries, Inc	145,947
		TOTAL TRANSPORTATION EQUIPMENT	4,723,974

TRANSPORTATION SERVICES - 0.48%
2,252	e	Ambassadors Group, Inc	80,014
1,275	e	Ambassadors International, Inc	42,406
1,934	*	Dynamex, Inc	49,375
5,926	*	HUB Group, Inc (Class A)	208,358
11,719	*	Lear Corp	417,314
5,729		Pacer International, Inc	134,746
4,809		Ship Finance International Ltd	142,731
		TOTAL TRANSPORTATION SERVICES	1,074,944

TRUCKING AND WAREHOUSING - 0.40%
3,220	e	Arkansas Best Corp	125,483
3,662	*	Celadon Group, Inc	58,226
4,663	e	Forward Air Corp	158,962
8,322		Heartland Express, Inc	135,649
2,364	*	Marten Transport Ltd	42,576
4,337	*	Old Dominion Freight Line	130,761
246	*e	Patriot Transportation Holding, Inc	21,328
2,220	*	Saia, Inc	60,517
1,367	*e	Universal Truckload Services, Inc	27,162
6,641	e	Werner Enterprises, Inc	133,816
		TOTAL TRUCKING AND WAREHOUSING	894,480

WATER TRANSPORTATION - 0.74%
9,538	*e	American Commercial Lines, Inc	248,465
2,294	e	Arlington Tankers Ltd	65,792
2,998		Double Hull Tankers, Inc	46,739
6,376	e	Eagle Bulk Shipping, Inc	142,886
2,777		Genco Shipping & Trading Ltd	114,579
4,369		General Maritime Corp	117,002
4,962		Golar LNG Ltd	82,667
3,494	*	Gulfmark Offshore, Inc	178,963
5,137		Horizon Lines, Inc (Class A)	168,288
3,586	*e	Hornbeck Offshore Services, Inc	138,993
2,429		Knightsbridge Tankers Ltd	74,109
4,112		Nordic American Tanker Shipping	167,934
5,839	*	Odyssey Marine Exploration, Inc	35,092
1,087	*	TBS International Ltd (Class A)	30,871

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
2,172	*	Ultrapetrol Bahamas Ltd	$51,476
		TOTAL WATER TRANSPORTATION	1,663,856

WHOLESALE TRADE-DURABLE GOODS - 1.42%
1,540	*	1-800 Contacts, Inc	36,128
4,403		Agilysys, Inc	99,068
6,579		Applied Industrial Technologies, Inc	194,081
7,035		Barnes Group, Inc	222,869
6,372	*e	Beacon Roofing Supply, Inc	108,260
2,674	e	BlueLinx Holdings, Inc	28,050
4,196	e	Building Material Holding Corp	59,541
1,503		Castle (A.M.) & Co	53,973
4,198	*e	Conceptus, Inc	81,315
4,204	*	Digi International, Inc	61,967
2,616	*	Drew Industries, Inc	86,694
5,408	*	Genesis Microchip, Inc	50,619
1,057	*	Glu Mobile, Inc	14,692
1,367	*e	Hansen Medical, Inc	25,823
2,402	*e	Houston Wire & Cable Co	68,241
16,432		IKON Office Solutions, Inc	256,504
7,382	*	Insight Enterprises, Inc	166,612
4,225	*	Interline Brands, Inc	110,188
2,343	*	Keystone Automotive Industries, Inc	96,930
8,865	e	Knight Transportation, Inc	171,804
584		Lawson Products, Inc	22,601
6,940	*e	LKQ Corp	171,140
1,216	*	MWI Veterinary Supply, Inc	48,506
6,183		Owens & Minor, Inc	216,034
6,554	e	PEP Boys-Manny Moe & Jack	132,129
10,264	*	PSS World Medical, Inc	187,010
2,922	*	RSC Holdings, Inc	58,440
4,086	e	Ryerson Tull, Inc	153,838
3,748	*e	Solera Holdings, Inc	72,636
1,677	*	TomoTherapy, Inc	36,760
5,593	*	Tyler Technologies, Inc	69,409
1,998	*e	West Marine, Inc	27,492
		TOTAL WHOLESALE TRADE-DURABLE GOODS	3,189,354

WHOLESALE TRADE-NONDURABLE GOODS - 1.59%
7,697	*e	Akorn, Inc	53,802
14,789	*	Alliance One International, Inc	148,629
8,457	*e	Allscripts Healthcare Solutions, Inc	215,484
2,436	e	Andersons, Inc	110,424
4,874	*e	Beijing Med-Pharm Corp	52,006
5,396	*	Central European Distribution Corp	186,810
1,609	*e	Core-Mark Holding Co, Inc	57,892
4,468	*e	Fresh Del Monte Produce, Inc	111,923
936	*e	Green Mountain Coffee Roasters, Inc	73,701
6,065	*	Hain Celestial Group, Inc	164,604
1,726		Kenneth Cole Productions, Inc (Class A)	42,632
3,780	e	K-Swiss, Inc (Class A)	107,087
2,084	*	LSB Industries, Inc	44,556
718	*e	Maui Land & Pineapple Co, Inc	26,372
8,281		Men's Wearhouse, Inc	422,911

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
4,201		Myers Industries, Inc	$92,884
2,012	e	Nash Finch Co	99,594
7,235		Nu Skin Enterprises, Inc (Class A)	119,378
2,312	*e	Nuco2, Inc	59,349
1,735	*	Perry Ellis International, Inc	55,815
3,333	*e	School Specialty, Inc	118,121
7,269	*e	Source Interlink Cos, Inc	36,200
3,304		Spartan Stores, Inc	108,735
5,274		Stride Rite Corp	106,851
14,186	*e	Terra Industries, Inc	360,608
6,542	*e	United Natural Foods, Inc	173,886
4,256	*	United Stationers, Inc	283,620
943	e	Valhi, Inc	15,371
2,331	*e	Volcom, Inc	116,853
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	3,566,098

		TOTAL COMMON STOCKS	224,148,072
		(Cost $195,715,916)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 30.74%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 2.09%
$ 4,680,000		Federal Home Loan Bank (FHLB) 07/02/07	4,680,000
			4,680,000
SHARES		COMPANY

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 28.65%
64,203,729		State Street Navigator Securities Lending Prime Portfolio	64,203,729
			64,203,729

		TOTAL SHORT-TERM INVESTMENTS	68,883,729
		(Cost $68,883,105)

		TOTAL PORTFOLIO - 130.75%	293,031,801
		(Cost $264,599,021)

		OTHER ASSETS & LIABILITIES, NET - (30.75)%	(68,909,789)

		NET ASSETS - 100.00%	$224,122,012

	*	Non-income producing.
	b	In bankruptcy.
	e	All or a portion of these securities are out on loan.
	m	Indicates a security has been deemed illiquid.
	v	Security valued at fair value.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
INTERNATIONAL EQUITY INDEX FUND
STATEMENT OF INVESTMENTS (unaudited)
June 30, 2007

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.50%

AGRICULTURAL SERVICES - 0.04%
10,225		Yara International ASA	$306,607
		TOTAL AGRICULTURAL SERVICES	306,607

AMUSEMENT AND RECREATION SERVICES - 0.65%
17,430	e	Aristocrat Leisure Ltd	211,940
1,334	e*	bwin Interactive Entertainment	43,950
31,254		Ladbrokes plc	270,201
3,013	e	Lottomatica S.p.A.	119,541
5,200		Nintendo Co Ltd	1,897,186
11,130		OPAP S.A.	393,259
2,300		Oriental Land Co Ltd	120,102
2,436		Paddy Power plc	75,942
32,599		PartyGaming plc	20,072
23,071		Publishing & Broadcasting Ltd	382,325
16,945		Rank Group plc	63,376
13		Round One Corp	23,602
9,100		Sega Sammy Holdings, Inc	147,254
23,336		Sky City Entertainment Group Ltd	91,395
25,424	e	TABCORP Holdings Ltd	369,404
55,380		Tattersall's Ltd	220,257
17,559		William Hill plc	215,492
		TOTAL AMUSEMENT AND RECREATION SERVICES	4,665,298

APPAREL AND ACCESSORY STORES - 0.37%
2,900		Aoyama Trading Co Ltd	89,207
21,841		Burberry Group plc	299,173
2,500		Fast Retailing Co Ltd	177,939
39,000		Giordano International Ltd	19,229
24,416		Hennes & Mauritz AB (B Shares)	1,443,621
10,854		Inditex S.A.	638,857
		TOTAL APPAREL AND ACCESSORY STORES	2,668,026

APPAREL AND OTHER TEXTILE PRODUCTS - 0.10%
7,000		Asics Corp	86,490
9,000		Gunze Ltd	52,562
24,000		Mitsubishi Rayon Co Ltd	170,948
6,000		Nisshinbo Industries, Inc	83,806
7,000		Onward Kashiyama Co Ltd	89,350
900		Shimamura Co Ltd	96,149
32,000		Toyobo Co Ltd	91,571
5,000		Wacoal Holdings Corp	61,650
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	732,526

AUTO REPAIR, SERVICES AND PARKING - 0.08%
9,700		Aisin Seiki Co Ltd	355,894

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
5,100		NOK Corp	$107,643
4,800		Park24 Co Ltd	48,189
7,800		Sumitomo Rubber Industries, Inc	93,096
		TOTAL AUTO REPAIR, SERVICES AND PARKING	604,822

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.04%
20,460		Inchcape plc	204,029
4,931		Jardine Cycle & Carriage Ltd	50,670
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	254,699

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.13%
11,724		Grafton Group plc	167,313
117,422		Kingfisher plc	531,860
5,738		Travis Perkins plc	217,787
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	916,960

BUSINESS SERVICES - 1.97%
8	*	Access Co Ltd	24,129
1,429		Acciona S.A.	388,756
6,579		Adecco S.A.	508,965
36,209		Aegis Group plc	99,237
11,336		Aggreko plc	129,818
1,300		Asatsu-DK, Inc	44,063
3,216	*	Atos Origin S.A.	201,879
14,207		Autostrade S.p.A.	471,828
4,819	*	Business Objects S.A.	188,240
6,823		Cap Gemini S.A.	498,821
9,499		Cintra Concesiones de Infraestructuras de Transporte S.A.	150,918
26,206		Computershare Ltd	250,051
3,300		CSK Holdings Corp	116,212
2,878	e	Dassault Systemes S.A.	181,444
101		Dentsu, Inc	286,328
36	e	eAccess Ltd	21,480
4,800	e*	Elpida Memory, Inc	210,781
52,646		Experian Group Ltd	662,530
24,782		First Choice Holidays plc	157,405
1,500		FUJI SOFT, Inc	35,283
95,000		Fujitsu Ltd	699,794
10,385		GN Store Nord	122,577
54		Goodwill Group, Inc	18,592
56,893		Group 4 Securicor plc	239,900
1,160		Hakuhodo DY Holdings, Inc	76,591
72,350		Hays plc	247,159
5,436		Indra Sistemas S.A.	135,554
56	*	KK DaVinci Advisors	48,888
4,800		Konami Corp	110,240
72,470		LogicaCMG plc	219,614
15,576		Michael Page International plc	163,641
22,251		Misys plc	104,209
2,050		Mitsubishi UFJ Lease & Finance Co Ltd	92,080
102,000		NEC Corp	525,107
5,500		Nomura Research Institute Ltd	161,782
65		NTT Data Corp	308,393
300		Obic Co Ltd	59,252

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
1,900		Oracle Corp Japan	$83,858
1,000		Otsuka Corp	94,840
3,755		Promotora de Informaciones S.A.	82,384
4,749		Public Power Corp	133,841
333		Rakuten, Inc	111,951
2,683		Randstad Holdings NV	212,356
64,316		Sage Group plc	301,329
45,677		SAP AG.	2,335,333
11,200		Secom Co Ltd	528,381
15,714		Securitas AB (B Shares)	248,729
241		SGS S.A.	284,974
70,000		Singapore Post Ltd	58,124
1,004		Societe Des Autoroutes Paris-Rhin-Rhone	102,024
42,000		Tencent Holdings Ltd	168,839
3,771		Tietoenator Oyj	121,164
1,000		TIS, Inc	22,967
4,500		Trend Micro, Inc	145,288
1,040		USS Co Ltd	66,214
60,635		WPP Group plc	906,886
754		Yahoo! Japan Corp	255,627
		TOTAL BUSINESS SERVICES	14,226,650

CHEMICALS AND ALLIED PRODUCTS - 8.34%
12,470		Air Liquide	1,636,344
13,975		Akzo Nobel NV	1,206,312
1,500		Alfresa Holdings Corp	104,710
3,116	e	Altana AG.	75,306
63,000		Asahi Kasei Corp	413,906
27,500		Astellas Pharma, Inc	1,196,178
67,268		AstraZeneca plc	3,604,950
6,000	e	AstraZeneca plc (ADR)	320,880
25,789		BASF AG.	3,373,649
4,246		Beiersdorf AG.	302,223
14,000	e	Chugai Pharmaceutical Co Ltd	251,562
3,635		Ciba Specialty Chemicals AG.	236,185
10,918		Clariant AG.	176,729
9,460		CSL Ltd	704,179
11,000		Daicel Chemical Industries Ltd	71,589
35,900		Daiichi Sankyo Co Ltd	952,521
26,000		Dainippon Ink and Chemicals, Inc	100,321
7,419		DSM NV	365,388
12,900		Eisai Co Ltd	563,308
17,972	*	Elan Corp plc	391,188
1,900	e*	Elan Corp plc (ADR)	41,667
293,761		GlaxoSmithKline plc	7,652,474
2,126		H Lundbeck A/S	53,864
1,449		Haw Par Corp Ltd	7,247
8,907	e	Henkel KGaA	469,361
4,300		Hitachi Chemical Co Ltd	97,243
59,386		Imperial Chemical Industries plc	738,730
9,000		JSR Corp	217,170
11,000		Kansai Paint Co Ltd	96,154
27,000		Kao Corp	699,068
25,500		Kingboard Chemical Holdings Ltd	117,363

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
1,200		Kose Corp	$33,971
17,000		Kuraray Co Ltd	199,273
16,000		Kyowa Hakko Kogyo Co Ltd	150,992
6,052		Linde AG.	728,141
2,326		Lonza Group AG.	213,412
12,891		L'Oreal S.A.	1,523,725
8,500		Mediceo Paltac Holdings Co Ltd	130,174
3,221		Merck KGaA	440,697
58,000		Mitsubishi Chemical Holdings Corp	532,434
19,000		Mitsubishi Gas Chemical Co, Inc	173,447
7,000		Nippon Kayaku Co Ltd	55,440
5,000		Nippon Shokubai Co Ltd	44,417
8,000		Nissan Chemical Industries Ltd	94,130
118,386		Novartis AG.	6,646,259
12,372		Novo Nordisk A/S (Class B)	1,345,766
2,319		Novozymes A/S (B Shares)	268,777
962		Omega Pharma S.A.	83,279
4,399		Orion Oyj (Class B)	110,090
31,384		Reckitt Benckiser plc	1,718,135
35,904		Roche Holding AG.	6,361,707
52,264		Sanofi-Aventis	4,222,267
3,000		Santen Pharmaceutical Co Ltd	73,054
21,400		Shin-Etsu Chemical Co Ltd	1,527,908
15,000		Shionogi & Co Ltd	244,502
18,000		Shiseido Co Ltd	384,235
58,000		Showa Denko KK	209,754
9,238		SSL International plc	80,684
81,000		Sumitomo Chemical Co Ltd	543,543
31,894		Symbion Health Ltd	110,231
5,348		Syngenta AG.	1,042,597
9,000		Taisho Pharmaceutical Co Ltd	178,558
14,000		Taiyo Nippon Sanso Corp	108,249
43,500		Takeda Pharmaceutical Co Ltd	2,810,163
10,000		Tanabe Seiyaku Co Ltd	118,897
38,000		Teijin Ltd	207,840
13,000		Tokuyama Corp	168,995
67,000		Toray Industries, Inc	495,091
22,000		Tosoh Corp	122,030
5,617		UCB S.A.	332,218
8,156	e	Zeltia S.A.	76,550
9,000		Zeon Corp	95,672
		TOTAL CHEMICALS AND ALLIED PRODUCTS	60,245,073

COMMUNICATIONS - 5.57%
4,331	*	Antena 3 de Television S.A.	90,013
8,269		Belgacom S.A.	365,973
58,709		British Sky Broadcasting plc	752,718
426,904		BT Group plc	2,841,279
132,165		Cable & Wireless plc	513,359
20,742		Carphone Warehouse Group plc	136,339
6,000		Cosmote Mobile Telecommunications S.A.	185,106
145,989	e	Deutsche Telekom AG.	2,688,753
6,986		Elisa Oyj	190,434
87,030		France Telecom S.A.	2,386,922

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
16		Fuji Television Network, Inc	$32,198
4,500		Gestevision Telecinco S.A.	127,316
16,364		Hellenic Telecommunications Organization S.A.	507,188
1,600		Hikari Tsushin, Inc	67,201
73,000		Hutchison Telecommunications International Ltd	94,023
193,608		ITV plc	441,862
113	*	Jupiter Telecommunications Co	93,355
127		KDDI Corp	940,821
3,384		M6-Metropole Television	110,000
38,568		Mediaset S.p.A.	398,403
1,530	e	Mobistar S.A.	130,329
2,452		Modern Times Group AB (B Shares)	158,037
268		Nippon Telegraph & Telephone Corp	1,185,985
843		NTT DoCoMo, Inc	1,333,287
40,499		Portugal Telecom SGPS S.A.	559,985
4,220		ProSiebenSat.1 Media AG.	165,711
5,541		PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A.	89,224
6,705		Publicis Groupe S.A.	296,296
99,274		Royal KPN NV	1,647,034
210,071		Seat Pagine Gialle S.p.A.	125,916
409,403		Singapore Telecommunications Ltd	910,521
9,530		Sky Network Television Ltd	41,355
5,704		Societe Television Francaise 1	197,152
2,451	*	Sogecable S.A.	102,428
1,177		Swisscom AG.	402,394
15,365		Tele2 AB (B Shares)	250,629
105,449		Telecom Corp of New Zealand Ltd	369,873
551,508		Telecom Italia S.p.A.	1,509,918
310,818		Telecom Italia S.p.A.	688,849
229,485		Telefonica S.A.	5,106,976
19,338		Telekom Austria AG.	481,571
43,054		Telenor ASA	841,571
11,000		Television Broadcasts Ltd	77,399
115,604	e	TeliaSonera AB	848,086
201,256		Telstra Corp Ltd	783,012
1,700		Tokyo Broadcasting System, Inc	52,021
707,500		Vodafone Group plc	2,370,699
194,738	e	Vodafone Group plc (ADR)	6,549,039
		TOTAL COMMUNICATIONS	40,238,560

DEPOSITORY INSTITUTIONS - 16.97%
15,000		77 Bank Ltd	97,350
93,376		ABN AMRO Holding NV	4,281,508
45,068		Allied Irish Banks plc	1,231,119
19,823		Alpha Bank S.A.	621,454
94,996		Australia & New Zealand Banking Group Ltd	2,333,214
396,402		Banca Intesa S.p.A.	2,955,469
44,805		Banca Intesa S.p.A.	313,805
56,592	e	Banca Monte dei Paschi di Siena S.p.A.	382,746
20,638		Banca Popolare di Milano	314,766
31,195	e	Banche Popolari Unite Scpa	792,905
182,580		Banco Bilbao Vizcaya Argentaria S.A.	4,464,976
13,306		Banco BPI S.A.	118,344
108,215		Banco Comercial Portugues S.A.	604,763

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
11,404		Banco Espirito Santo S.A.	$254,255
18,725	e	Banco Popolare di Verona e Novara Scrl	538,391
43,590		Banco Popular Espanol S.A.	811,221
321,571		Banco Santander Central Hispano S.A.	5,911,113
70,024		Bank of East Asia Ltd	393,798
1,341		Bank of Ireland	27,089
48,830		Bank of Ireland	983,771
13,000		Bank of Kyoto Ltd	155,729
59,000		Bank of Yokohama Ltd	413,223
335,218		Barclays plc	4,663,858
42,823		BNP Paribas	5,086,671
187,000		BOC Hong Kong Holdings Ltd	445,225
86,838		Capitalia S.p.A.	861,428
39,000		Chiba Bank Ltd	345,691
6,131		Close Brothers Group plc	105,318
32,143		Commerzbank AG.	1,533,083
66,426		Commonwealth Bank of Australia	3,107,584
33,743		Credit Agricole S.A.	1,369,224
24,535		Danske Bank A/S	1,003,290
58,000		DBS Group Holdings Ltd	864,174
16,358		Depfa Bank plc	288,131
26,746		Deutsche Bank AG.	3,870,886
28,759		Dexia	898,320
37,363		DNB NOR Holding ASA	480,589
14,076		EFG Eurobank Ergasias S.A.	458,585
9,729		Erste Bank der Oesterreichischen Sparkassen AG.	758,287
63,480		Fortis	2,690,525
29,000		Fukuoka Financial Group, Inc	191,724
19,000		Gunma Bank Ltd	127,724
20,000		Hachijuni Bank Ltd/The	140,861
39,000		Hang Seng Bank Ltd	527,730
23,000		Hiroshima Bank Ltd/The	127,365
57,000		Hokuhoku Financial Group, Inc	184,265
589,169		HSBC Holdings plc	10,787,973
96,494		ING Groep NV	4,247,069
18,448		Investec plc	236,906
35,000		Joyo Bank Ltd	217,480
2,811	*	Jyske Bank	202,560
288,188		Lloyds TSB Group plc	3,203,601
24,616		Mediobanca S.p.A.	559,150
416		Mitsubishi UFJ Financial Group, Inc	4,584,606
34,000		Mitsui Trust Holdings, Inc	295,817
490		Mizuho Financial Group. Inc	3,385,182
83,741		National Australia Bank Ltd	2,910,219
20,717		National Bank of Greece S.A.	1,179,615
35,000		Nishi-Nippon City Bank Ltd	128,075
106,778		Nordea Bank AB	1,667,754
4,892		OKO Bank (Class A)	90,647
125,520		Oversea-Chinese Banking Corp	750,358
13,117		Piraeus Bank S.A.	477,990
1,696		Raiffeisen International Bank Holding AG.	267,882
294	e	Resona Holdings, Inc	702,312
482,044		Royal Bank of Scotland Group plc	6,099,537
13		Sapporo Hokuyo Holdings, Inc	143,291

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
74,000		Shinsei Bank Ltd	$299,073
29,000		Shizuoka Bank Ltd	294,254
23,259		Skandinaviska Enskilda Banken AB (Class A)	748,862
18,992		Societe Generale	3,518,808
339	e	Sumitomo Mitsui Financial Group, Inc	3,160,296
63,000		Sumitomo Trust & Banking Co Ltd	600,045
9,000		Suruga Bank Ltd	113,423
25,584	e	Svenska Handelsbanken (A Shares)	715,417
2,820		Sydbank A/S	134,841
102,983		UBS A.G.	6,158,828
402,092		UniCredito Italiano S.p.A	3,591,327
62,000		United Overseas Bank Ltd	891,284
95,313		Westpac Banking Corp	2,069,700
7,000		Wing Hang Bank Ltd	77,294
		TOTAL DEPOSITORY INSTITUTIONS	122,643,023

EATING AND DRINKING PLACES - 0.35%
4,885		Autogrill S.p.A.	103,353
103,857		Compass Group plc	717,136
29,426		Enterprise Inns plc	405,453
16,400		Mitchells & Butlers plc	287,966
13,600		Punch Taverns plc	333,654
4,759		Sodexho Alliance S.A.	340,302
9,686		Whitbread plc	342,560
		TOTAL EATING AND DRINKING PLACES	2,530,424

EDUCATIONAL SERVICES - 0.01%
3,000		Benesse Corp	86,914
		TOTAL EDUCATIONAL SERVICES	86,914

ELECTRIC, GAS, AND SANITARY SERVICES - 5.28%
22,204		AGL Energy Ltd	285,315
25,311		Alinta Ltd	326,446
44,500		British Energy Group plc	480,061
6,442		Caltex Australia Ltd	128,997
188,444		Centrica plc	1,464,074
33,300		Chubu Electric Power Co, Inc	883,552
66,500		CLP Holdings Ltd	446,398
12,798		Contact Energy Ltd	88,868
32,059		E.ON AG.	5,352,656
7,800		Electric Power Development Co	309,956
32,564	e	Endesa S.A.	1,772,211
222,386	e	Enel S.p.A.	2,390,434
102,121		Energias de Portugal S.A.	564,692
22,796	e	Fortum Oyj	712,318
8,873		Gas Natural SDG S.A.	539,083
9,717		Gaz de France	490,174
9,600		Hokkaido Electric Power Co, Inc	208,399
197,100		Hong Kong & China Gas Ltd	415,338
66,500		Hong Kong Electric Holdings Ltd	335,448
44,224		Iberdrola S.A.	2,469,315
74,090		International Power plc	636,855
38,600		Kansai Electric Power Co, Inc	912,889
13,360		Kelda Group plc	251,791

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
17,369		Kelda Group plc (Class B)	$68,188
18,700		Kyushu Electric Power Co, Inc	490,116
139,304		National Grid plc	2,055,473
3,954		Oest Elektrizitatswirts AG. (Class A)	202,191
98,000		Osaka Gas Co Ltd	364,144
574		Puma AG. Rudolf Dassler Sport	255,874
24,780		RWE AG.	2,628,667
44,303		Scottish & Southern Energy plc	1,284,532
44,460		SembCorp Industries Ltd	165,717
11,527		Severn Trent plc	318,341
48,288		Snam Rete Gas S.p.A.	285,532
18	*	Sociedad General de Aguas de Barcelona S.A.	655
2,514		Sociedad General de Aguas de Barcelona S.A. (Class A)	92,183
50,000		Sojitz Holdings Corp	223,481
52,472		Suez S.A.	2,999,742
20,800		Tohoku Electric Power Co, Inc	466,575
62,600		Tokyo Electric Power Co, Inc	2,013,649
112,000		Tokyo Gas Co Ltd	531,085
5,955	e	Union Fenosa S.A.	317,927
45,053		United Utilities plc	640,012
6,677		Vector Ltd	13,994
15,852		Veolia Environnement	1,245,032
15,852	v*	Veolia Environnement (Rights)	18,022
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	38,146,402

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 5.70%
107,012		ABB Ltd	2,412,883
7,700		Advantest Corp	335,258
118,906	e	Alcatel S.A.	1,663,217
7,300		Alps Electric Co Ltd	72,937
62,269		ARM Holdings plc	182,155
439	e	Bang & Olufsen A/S (B Shares)	52,494
552		Barco NV	51,241
52,000	*	Chartered Semiconductor Manufacturing Ltd	45,735
5,742	*	CSR plc	89,953
9,000	e	Dainippon Screen Manufacturing Co Ltd	67,920
12,500		Electrolux AB (Series B)	295,961
41,208		EMI Group plc	220,779
763,337		Ericsson (LM) (B Shares)	3,044,870
9,800		Fanuc Ltd	1,011,491
15,000		Fisher & Paykel Appliances Holdings Ltd	40,227
25,900		Fisher & Paykel Healthcare Corp	67,257
107,000	*	Foxconn International Holdings Ltd	306,561
28,000		Fuji Electric Holdings Co Ltd	142,025
8,396		Gamesa Corp Tecnologica S.A.	303,733
1,800		Hirose Electric Co Ltd	236,704
2,800		Hitachi High-Technologies Corp	72,640
174,000		Hitachi Ltd	1,231,312
21,400		Hoya Corp	709,905
6,400		Ibiden Co Ltd	412,950
38,485	*	Infineon Technologies AG.	636,114
58,388		Koninklijke Philips Electronics NV	2,474,306
1,806		Kudelski S.A.	63,150
8,300		Kyocera Corp	881,766

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
1,400		Mabuchi Motor Co Ltd	$85,739
102,000		Matsushita Electric Industrial Co Ltd	2,021,350
17,000		Matsushita Electric Works Ltd	217,356
16,000		Minebea Co Ltd	90,434
97,000		Mitsubishi Electric Corp	898,558
11,900		Murata Manufacturing Co Ltd	895,362
1,000	*	NEC Electronics Corp	26,263
9,000		NGK Spark Plug Co Ltd	156,332
5,500		Nidec Corp	322,679
8,000		Nitto Denko Corp	403,228
1,177		NKT Holding A/S	116,838
210,808		Nokia Oyj	5,920,603
11,200		Omron Corp	293,990
7,600		Pioneer Corp	103,364
34,000		Ricoh Co Ltd	786,636
1,300		Rinnai Corp	40,532
5,200		Rohm Co Ltd	461,477
3,000		Sanken Electric Co Ltd	29,021
73,000	e*	Sanyo Electric Co Ltd	119,532
2,619		Schindler Holding AG.	173,974
11,162		Schneider Electric S.A.	1,563,889
52,000		Sharp Corp	985,790
3,500		Shinko Electric Industries	75,323
52,000		Sony Corp	2,669,253
6,800		Stanley Electric Co Ltd	147,593
34,120		STMicroelectronics NV	657,565
5,800		Sumco Corp	290,610
6,000		Taiyo Yuden Co Ltd	138,790
5,062		Tandberg ASA	112,933
6,500		TDK Corp	629,091
61,845	e	Terna Rete Elettrica Nazionale S.p.A.	213,281
12,544		Thomson	239,895
3,500		Toyota Boshoku Corp	88,458
5,500		Ushio, Inc	122,006
3,351		Valeo S.A.	179,800
10,000		Venture Corp Ltd	102,513
59,569		Vivendi Universal S.A.	2,562,523
9,000		Yaskawa Electric Corp	102,300
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	41,170,425

ENGINEERING AND MANAGEMENT SERVICES - 0.23%
31,762		Capita Group plc	461,084
12,208		Downer EDI Ltd	76,078
2,899		Fugro NV	183,658
11,000		JGC Corp	206,124
1,400		Meitec Corp	40,106
7,348		SBM Offshore NV	280,253
23,440		Serco Group plc	211,303
7,883		WorleyParsons Ltd	226,755
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	1,685,361

FABRICATED METAL PRODUCTS - 0.26%
46,466		Amcor Ltd	294,242
2,021		Geberit AG.	344,353

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
9,000		Hitachi Cable Ltd	$52,726
14,300		JS Group Corp	289,919
30,032		Rexam plc	299,103
7,000		Sanwa Shutter Corp	40,600
7,350		Ssab Svenskt Stal AB (Series A)	300,356
3,105		Ssab Svenskt Stal AB (Series B)	117,659
7,400		Toyo Seikan Kaisha Ltd	143,043
		TOTAL FABRICATED METAL PRODUCTS	1,882,001

FOOD AND KINDRED PRODUCTS - 3.79%
30,000		Ajinomoto Co, Inc	345,547
21,000		Asahi Breweries Ltd	325,674
16,820		C&C Group plc	226,428
107,954		Cadbury Schweppes plc	1,465,197
239		Carlsberg A/S (Class A)	27,596
1,512		Carlsberg A/S (Class B)	182,767
5,390		Coca Cola Hellenic Bottling Co S.A.	248,034
27,077		Coca-Cola Amatil Ltd	218,614
2,000		Coca-Cola West Japan Co Ltd	46,455
44,649		CSR Ltd	131,411
2,282		Danisco A/S	170,140
138,886		Diageo plc	2,886,733
799		East Asiatic Co Ltd A.S.	43,943
3,896		Ebro Puleva S.A.	83,753
333		Givaudan S.A.	328,373
8,078		Greencore Group plc	61,142
22,710		Groupe Danone	1,834,200
12,600		Heineken NV	738,634
3,600		House Foods Corp	55,256
6,482		Iaws Group plc	135,906
9,407		InBev NV	745,088
3,000		Ito En Ltd	98,565
79,891		J Sainsbury plc	933,902
13,000		Kaneka Corp	108,874
6,405		Kerry Group plc (Class A)	179,266
8,000		Kikkoman Corp	118,834
39,000		Kirin Brewery Co Ltd	583,378
13,982		Lion Nathan Ltd	109,733
12,000		Meiji Dairies Corp	76,442
17,000		Meiji Seika Kaisha Ltd	77,760
20,468		Nestle S.A.	7,777,298
10,000		Nichirei Corp	51,452
8,000		Nippon Meat Packers, Inc	96,766
11,000		Nisshin Seifun Group, Inc	108,805
3,900		Nissin Food Products Co Ltd	130,730
28,000		Olam International Ltd	56,483
3,592	b,m,v*	Parmalat Finanziaria S.p.A.	0
80,200		Parmalat S.p.A.	338,978
4,646		Pernod-Ricard S.A.	1,025,778
3,500		Q.P. Corp	33,629
8,594	e	Royal Numico NV	446,592
22,230	e	Sampo Oyj (A Shares)	640,066
10,000	e	Sapporo Holdings Ltd	63,565
39,873		Scottish & Newcastle plc	511,129

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
3,483		Suedzucker AG.	$77,233
45,500		Swire Pacific Ltd (Class A)	506,438
7,000		Takara Holdings, Inc	46,680
25,180		Tate & Lyle plc	285,749
84,000		Tingyi Cayman Islands Holding Corp	97,726
5,000		Toyo Suisan Kaisha Ltd	90,186
67,448		Unilever plc	2,177,886
18,000		Want Want Holdings Ltd	41,455
5,200		Yakult Honsha Co Ltd	131,488
5,000		Yamazaki Baking Co Ltd	42,687
		TOTAL FOOD AND KINDRED PRODUCTS	27,366,444

FOOD STORES - 1.56%
30,836	e	Carrefour S.A.	2,165,729
58,384		Coles Myer Ltd	797,139
835		Colruyt S.A.	174,289
3,848		Delhaize Group	377,956
3,300		FamilyMart Co Ltd	86,972
46,927		Goodman Fielder Ltd	96,572
13,265		Jeronimo Martins SGPS S.A.	78,387
3,178		Kesko Oyj (B Shares)	210,841
81,201	*	Koninklijke Ahold NV	1,018,495
3,200		Lawson, Inc	110,684
42,300		Seven & I Holdings Co Ltd	1,209,162
32,832		Sonae SPGS S.A.	93,207
408,996		Tesco plc	3,421,947
61,950		Woolworths Ltd	1,415,739
		TOTAL FOOD STORES	11,257,119

FURNITURE AND FIXTURES - 0.05%
30,812	*	MFI Furniture plc	83,882
1,649		Neopost S.A.	241,280
		TOTAL FURNITURE AND FIXTURES	325,162

FURNITURE AND HOMEFURNISHINGS STORES - 0.16%
88,169		DSG International plc	279,459
24,431		Harvey Norman Holdings Ltd	109,278
26,050		Kesa Electricals plc	163,461
2,100		Nitori Co Ltd	104,837
2,100		Shimachu Co Ltd	56,467
4,250		Yamada Denki Co Ltd	443,858
		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	1,157,360

GENERAL BUILDING CONTRACTORS - 0.97%
16,498		Amec plc	193,318
21,239		Balfour Beatty plc	187,314
14,585		Barratt Developments plc	289,107
5,073		Bellway plc	127,715
3,902		Berkeley Group Holdings plc	138,525
1,665		Bilfinger Berger AG.	147,590
18,000		Cheung Kong Infrastructure Holdings Ltd	66,415
22,447		CRH plc	1,105,200
4,100		Daito Trust Construction Co Ltd	195,232
28,000		Daiwa House Industry Co Ltd	400,203

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
25,241		Fletcher Building Ltd	$240,408
19,896		George Wimpey plc	199,160
54,500	*	Haseko Corp	161,167
5,248		Hellenic Technodomiki Tev S.A.	68,632
2,091		Hochtief AG.	227,701
1,600		Imerys S.A.	161,970
45,000		Kajima Corp	188,080
7,091		Leighton Holdings Ltd	247,166
18,518		Lend Lease Corp Ltd	290,683
30,000		Obayashi Corp	163,431
13,905		Persimmon plc	321,545
21,000		Sekisui Chemical Co Ltd	162,300
27,000		Sekisui House Ltd	359,897
27,000		Shimizu Corp	156,425
18,965		Skanska AB (B Shares)	406,108
48,000	e	Taisei Corp	162,255
27,739		Taylor Woodrow plc	199,697
3,090		Titan Cement Co S.A.	178,137
11,000		Toda Corp	58,483
6,418		YIT OYJ	201,421
		TOTAL GENERAL BUILDING CONTRACTORS	7,005,285

GENERAL MERCHANDISE STORES - 0.57%
31,900		Aeon Co Ltd	592,120
11,000		Daimaru, Inc	131,381
8,000		Hankyu Department Stores, Inc	85,171
9,700		Isetan Co Ltd	159,367
30,000		Keio Corp	199,747
82,000	e	Kintetsu Corp	246,988
87,434		Marks & Spencer Group plc	1,098,094
15,600		Marui Co Ltd	197,101
17,000		Mitsukoshi Ltd	85,079
3,959		PPR	690,589
14,000		Takashimaya Co Ltd	176,880
54,000		Tokyu Corp	360,909
8,000		UNY Co Ltd	94,830
		TOTAL GENERAL MERCHANDISE STORES	4,118,256

HEALTH SERVICES - 0.19%
1,278		Coloplast A/S (Class B)	103,539
36,000		Fraser and Neave Ltd	128,327
9,711		Fresenius Medical Care AG.	446,345
8,714		Getinge AB (B Shares)	187,732
8,050		Intertek Group plc	157,980
32,550		Parkway Holdings Ltd	85,217
13,283		Sonic Healthcare Ltd	169,299
359		Straumann Holding AG.	100,640
		TOTAL HEALTH SERVICES	1,379,079

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.69%
11,286	e	Abertis Infraestructuras S.A.	350,014
12,350		ACS Actividades Cons y Servicios S.A.	785,191
17,369		Biffa plc	94,134
11,197		Bouygues S.A.	938,144

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
8,000		Chiyoda Corp	$152,439
2,218	e	Fomento de Construcciones y Contratas S.A.	199,549
3,149	e	Grupo Ferrovial S.A.	309,563
28,902		Multiplex Group	120,318
11,000	e	Nishimatsu Construction Co Ltd	38,840
8,000		Okumura Corp	40,942
58,281		Transurban Group	395,148
20,420	e	Vinci S.A.	1,524,089
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	4,948,371

HOLDING AND OTHER INVESTMENT OFFICES - 2.68%
23,155		3i Group plc	538,993
39,000		CapitaCommercial Trust	74,683
53,700		CapitaMall Trust	148,274
70,843		CFS Gandel Retail Trust	128,703
87,010		Commonwealth Property Office Fund	123,436
105,101		GPT Group	414,276
6,700		Great Portland Estates plc	88,872
3,724		Groupe Bruxelles Lambert S.A.	462,893
3,724	v*	Groupe Bruxelles Lambert S.A.	3,478
21,379	*	Immoeast AG	301,695
47,345		ING Industrial Fund	93,758
124,600		iShares MSCI EAFE Index Fund	10,063,942
1,700		Jafco Co Ltd	78,164
29		Japan Prime Realty Investment Corp	113,107
20		Japan Real Estate Investment Corp	235,045
18		Japan Retail Fund Investment Corp	156,011
29,200		JFE Holdings, Inc	1,814,960
35,400		Kiwi Income Property Trust	45,035
24,231		Land Securities Group plc	843,859
106,000		Link Real Estate Investment Trust	234,624
19,333		Macquarie Communications Infrastructure Group	103,459
132,563		Macquarie Infrastructure Group	403,775
96,202		Macquarie Office Trust	136,047
91,511		Man Group plc	1,113,133
24,000		Melco International Development	35,682
24		Nippon Building Fund, Inc	332,929
1,218		Nobel Biocare Holding AG.	397,593
44,000		Noble Group Ltd	49,565
12		Nomura Real Estate Office Fund, Inc	129,367
51		NTT Urban Development Corp	98,753
2,204		PSP Swiss Property AG.	123,501
4,714	e	Sacyr Vallehermoso S.A.	226,153
39,000		Suntec Real Estate Investment Trust	49,522
58,000		Wharf Holdings Ltd	231,647
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	19,394,934

HOTELS AND OTHER LODGING PLACES - 0.21%
10,043		Accor S.A.	887,809
14,807		Intercontinental Hotels Group plc	367,817
61,153		Shangri-La Asia Ltd	147,815
20,000		United Overseas Land Ltd	76,043
		TOTAL HOTELS AND OTHER LODGING PLACES	1,479,484

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
INDUSTRIAL MACHINERY AND EQUIPMENT - 3.57%
4,517		Alfa Laval AB	$272,150
5,524		Alstom RGPT	921,142
18,000		Amada Co Ltd	225,113
1,852		Andritz AG.	121,967
6,500		ASM Pacific Technology	47,085
24,231	*	ASML Holding NV	665,755
34,370		Atlas Copco AB (A Shares)	572,476
20,244	e	Atlas Copco AB (B Shares)	316,675
77,402	*	Brambles Ltd	797,968
54,800		Canon, Inc	3,213,638
1,937		Cargotec Corp (B Shares)	119,119
10,900	e	Casio Computer Co Ltd	169,952
7,918	*	Charter plc	174,719
16,700		Citizen Watch Co Ltd	150,602
3,000		Daifuku Co Ltd	41,356
12,000		Daikin Industries Ltd	437,077
18,000	e	Ebara Corp	82,567
29,950		FKI plc	75,457
25,000		FUJIFILM Holdings Corp	1,117,387
4,000		Glory Ltd	87,547
2,974		Heidelberger Druckmaschinen	143,463
4,900		Hitachi Construction Machinery Co Ltd	170,255
3,708		Husqvarna AB (A Shares)	52,352
14,489		Husqvarna AB (B Shares)	205,104
17,130		IMI plc	202,900
61,000		Ishikawajima-Harima Heavy Industries Co Ltd	222,475
1,100		Itochu Techno-Science Corp	43,136
20,000		Japan Steel Works Ltd	304,325
46,300		Komatsu Ltd	1,341,917
2,000		Komori Corp	46,875
23,000		Konica Minolta Holdings, Inc	338,988
56,000		Kubota Corp	452,669
5,700		Kurita Water Industries Ltd	178,958
8,187	*	Logitech International S.A.	217,751
5,400		Makita Corp	240,566
38,238		Meggitt plc	234,959
6,334		Metso Oyj	372,767
165,000		Mitsubishi Heavy Industries Ltd	1,056,747
81,000		Mitsui & Co Ltd	1,616,517
35,000		Mitsui Engineering & Shipbuilding Co Ltd	186,625
3,500	e	Mitsumi Electric Co Ltd	125,422
18,000		NTN Corp	155,198
3,751		OCE NV	73,158
5,899	e*	Ocean RIG ASA	43,793
29,000	e	Oki Electric Industry Co Ltd	53,824
8,000		Okuma Holdings, Inc	126,387
3,000	e	OSG Corp	41,331
1,834		Rheinmetall AG.	170,088
4,873,521		Rolls-Royce Group plc (B Shares)	9,982
8,098		Safran S.A.	207,090
50,335		Sandvik AB	1,014,435
6,300		Seiko Epson Corp	182,370
20,742		SKF AB (B Shares)	433,986

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
3,000		SMC Corp	$398,773
4,310		Solarworld AG.	198,384
173		Sulzer AG.	223,609
29,000		Sumitomo Heavy Industries Ltd	327,856
5,126		Technip S.A.	423,677
56,500		Techtronic Industries Co	75,439
6,700		THK Co Ltd	167,788
9,000		Tokyo Electron Ltd	662,126
2,000		Tokyo Seimitsu Co Ltd	77,291
42,480		Tomkins plc	220,660
5,651	e	Tomra Systems ASA	49,317
159,000	e	Toshiba Corp	1,385,333
11,000		Toyota Tsusho Corp	254,433
326	e*	Unaxis Holding AG.	172,763
9,235	*	Vestas Wind Systems A/S	606,021
3,307		Wartsila Oyj (B Shares)	217,464
1,474		Wincor Nixdorf AG.	134,402
9,600		Yokogawa Electric Corp	128,689
5,248	*	Zardoya Otis S.A.	20,101
5,248	e	Zardoya Otis S.A.	205,615
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	25,825,906

INSTRUMENTS AND RELATED PRODUCTS - 0.96%
173,491		BAE Systems plc	1,399,984
55,211		Cobham plc	224,601
2,537		Cochlear Ltd	130,998
4,394		Elekta AB	76,023
14,602		Finmeccanica S.p.A.	448,659
39,554	*	Invensys plc	301,274
1,900		Keyence Corp	415,077
6,864	e	Luxottica Group S.p.A.	266,647
16,000		Nikon Corp	445,588
17,000		Nippon Electric Glass Co Ltd	299,724
12,000		Olympus Corp	468,173
211,000		PCCW Ltd	129,893
2,154		Phonak Holding AG.	193,083
6,302	e*	Qiagen NV	112,456
48,504		Smith & Nephew plc	600,965
1,742		Swatch Group AG.	494,849
2,290		Swatch Group AG.	129,523
3,053		Synthes, Inc	366,026
8,400		Terumo Corp	324,555
1,253	*	William Demant Holding	124,100
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	6,952,198

INSURANCE AGENTS, BROKERS AND SERVICE - 0.82%
193,881		HBOS plc	3,813,507
2,671		MLP AG.	51,326
42,903		QBE Insurance Group Ltd	1,131,995
47,454		Suncorp-Metway Ltd	810,478
41,554		Unipol S.p.A.	142,410
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	5,949,716

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
INSURANCE CARRIERS - 5.27%
18,369	e	ABC Learning Centres Ltd	$107,483
74,391		Aegon NV	1,464,165
21,687		Alleanza Assicurazioni S.p.A	283,487
23,015		Allianz AG.	5,367,038
96,533		AMP Ltd	826,506
54,302	e	Assicurazioni Generali S.p.A.	2,177,227
130,944		Aviva plc	1,943,828
42,081		AXA Asia Pacific Holdings Ltd	264,581
80,425		AXA S.A.	3,457,122
2,290		CNP Assurances	292,614
606		Codan A/S	66,148
28,853		Corp Mapfre S.A.	142,766
55,949		Credit Suisse Group	3,971,879
3,681		Fondiaria-Sai S.p.A	177,962
93,830		Friends Provident plc	335,875
86,632		Insurance Australia Group Ltd	417,874
13,525		Irish Life & Permanent plc	341,441
9,162		KBC Groep NV	1,234,748
11,384	e	Mediolanum S.p.A.	94,759
41,400		Millea Holdings, Inc	1,702,048
63,000		Mitsui Sumitomo Insurance Co Ltd	808,273
11,231		Muenchener Rueckver AG.	2,059,665
269,363		Old Mutual plc	907,682
125,911		Prudential plc	1,792,255
34,089		Resolution plc	426,602
163,489		Royal & Sun Alliance Insurance Group plc	475,630
5,482	e	SCOR	148,809
44,000		Sompo Japan Insurance, Inc	538,152
105,009		Standard Life plc	693,097
10,479		Storebrand ASA	162,322
1,738		Swiss Life Holding	458,220
18,311		Swiss Reinsurance Co	1,669,965
9,850		T&D Holdings, Inc	665,209
776	*	Topdanmark A/S	132,322
1,226		TrygVesta A.S.	96,336
1,405		Wiener Staedtische Allgemeine Versicherung AG.	100,128
7,447		Zurich Financial Services AG.	2,302,094
		TOTAL INSURANCE CARRIERS	38,106,312

JUSTICE, PUBLIC ORDER AND SAFETY - 0.02%
120,729	*	PAN Fish ASA	130,363
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	130,363

LEATHER AND LEATHER PRODUCTS - 0.51%
10,464		Adidas-Salomon AG.	667,310
3,556		Hermes International	401,990
12,593		LVMH Moet Hennessy Louis Vuitton S.A.	1,449,011
18,528		ThyssenKrupp AG.	1,096,543
28,000		Yue Yuen Industrial Holdings	86,798
		TOTAL LEATHER AND LEATHER PRODUCTS	3,701,652

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.11%
13,938		Brisa-Auto Estradas de Portugal S.A.	187,351
82,000		ComfortDelgro Corp Ltd	116,913

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
20,000	e	Keihin Electric Express Railway Co Ltd	$132,038
14,000		Keisei Electric Railway Co Ltd	81,960
30,000		SMRT Corp Ltd	38,649
24,615		Stagecoach Group plc	89,629
40,000	e	Tobu Railway Co Ltd	180,814
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	827,354

LUMBER AND WOOD PRODUCTS - 0.02%
6,492		Nobia AB	80,853
3,374	*	Sonae Industria SGPS S.A.	49,044
		TOTAL LUMBER AND WOOD PRODUCTS	129,897

METAL MINING - 2.05%
58,187		Alumina Ltd	385,362
180,057		BHP Billiton Ltd	5,380,235
13,875		Boliden AB	287,651
8,251		Iluka Resources Ltd	43,006
16,261		Newcrest Mining Ltd	313,839
15,507		Orica Ltd	390,746
27,728	*	Paladin Resources Ltd	192,671
14,722	e	Rio Tinto Ltd	1,228,076
52,124		Rio Tinto plc	3,987,685
800	e	Sumitomo Titanium Corp	74,694
1,228		Umicore	266,256
31,694		Xstrata plc	1,886,838
24,252		Zinifex Ltd	384,604
		TOTAL METAL MINING	14,821,663

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.10%
1,300		Aderans Co Ltd	27,373
2,890		Amer Sports Oyj	71,331
6,848	e	Bulgari S.p.A.	109,831
24,025		Futuris Corp Ltd	56,587
9,500		Namco Bandai Holdings, Inc	150,064
3,300		Sankyo Co Ltd	138,961
8,200		Yamaha Corp	170,404
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	724,551

MISCELLANEOUS RETAIL - 0.87%
2,400		Circle K Sunkus Co Ltd	41,885
26,857		Compagnie Financiere Richemont AG.	1,605,277
3,526		DCC plc	118,974
1,398		Douglas Holding AG.	91,184
2,500		EDION Corp	32,471
1,116		Folli-Follie S.A.	45,173
45,184		Home Retail Group	414,304
109,000		Hutchison Whampoa Ltd	1,082,048
2,705	*	KarstadtQuelle AG.	91,601
1,400		Matsumotokiyoshi Co Ltd	30,738
14,410	*	Meinl European Land Ltd	413,035
8,340	e	Metro AG.	689,313
11,295		Next plc	453,463
43,100		Nippon Mining Holdings, Inc	412,326
42,472		Origin Energy Ltd	357,131

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
23,344		Pacific Brands Ltd	$68,168
1,100		Ryohin Keikaku Co Ltd	68,089
4,243		Sanoma-WSOY Oyj	134,077
84,904		Signet Group plc	177,130
		TOTAL MISCELLANEOUS RETAIL	6,326,387

MOTION PICTURES - 0.03%
4,301	*	Premiere AG.	102,898
6,500		Toho Co Ltd	117,705
		TOTAL MOTION PICTURES	220,603

NONDEPOSITORY INSTITUTIONS - 0.35%
3,570		Acom Co Ltd	128,071
4,200		Aeon Credit Service Co Ltd	66,642
3,850		Aiful Corp	110,545
17,864		Cattles plc	139,907
17,030		Challenger Financial Services Group Ltd	83,900
8,200		Credit Saison Co Ltd	213,426
3,273		D Carnegie AB	57,051
3,984		Deutsche Postbank AG.	349,318
1,300		Hitachi Capital Corp	19,817
6,902		Hypo Real Estate Holding AG.	446,081
26,651		ICAP plc	262,673
1,902	e	Perpetual Trustees Australia Ltd	126,408
3,500		Promise Co Ltd	107,988
11,862		Provident Financial plc	166,028
5,510	e	Takefuji Corp	185,291
8,506		Tullett Prebon plc	75,991
		TOTAL NONDEPOSITORY INSTITUTIONS	2,539,137

NONMETALLIC MINERALS, EXCEPT FUELS - 0.19%
76,000		Itochu Corp	880,035
3,175		Solvay S.A.	499,790
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	1,379,825

OIL AND GAS EXTRACTION - 2.15%
9,006		Acergy S.A.	202,749
7,675		Aker Kvaerner ASA	194,272
175,680		BG Group plc	2,879,846
40,497	e*	DET Norske Oljeselskap	84,668
1,000		Idemitsu Kosan Co Ltd	111,907
41		Inpex Holdings, Inc	383,124
1,000		Japan Petroleum Exploration Co	70,609
9,774	*	Lundin Petroleum AB	97,366
6,383		Neste Oil Oyj	250,127
7,932		Petroleum Geo-Services ASA	198,066
10,384		ProSafe ASA	166,039
8,858	*	Renewable Energy Corp A.S.	343,056
30,884		Santos Ltd	364,663
12,703	*	SeaDrill Ltd	272,514
3,000		Singapore Petroleum Co Ltd	11,284
4,454	*	TGS Nopec Geophysical Co ASA	91,131
109,627		Total S.A.	8,888,363

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
24,079		Woodside Petroleum Ltd	$930,840
		TOTAL OIL AND GAS EXTRACTION	15,540,624

PAPER AND ALLIED PRODUCTS - 0.97%
76,041		Anglo American plc	4,464,504
1,426		Billerud AB	21,657
2,769		Holmen AB (B Shares)	116,973
3,000		Kokuyo Co Ltd	35,190
239		Mayr-Melnhof Karton AG.	54,209
45		Nippon Paper Group, Inc	149,839
7,727		Norske Skogindustrier ASA	111,205
44,000		OJI Paper Co Ltd	213,901
17,031		PaperlinX Ltd	53,606
29,890		Stora Enso Oyj (R Shares)	562,391
27,969		Svenska Cellulosa AB (B shares)	467,724
1,900		Uni-Charm Corp	107,718
26,939	e	UPM-Kymmene Oyj	662,975
		TOTAL PAPER AND ALLIED PRODUCTS	7,021,892

PERSONAL SERVICES - 0.05%
8,726		Davis Service Group plc	108,622
90,076		Rentokil Initial plc	289,107
		TOTAL PERSONAL SERVICES	397,729

PETROLEUM AND COAL PRODUCTS - 4.68%
259,586		BP plc	3,123,420
120,065	e	BP plc (ADR)	8,661,489
134,084		ENI S.p.A.	4,861,539
4,175		Hellenic Petroleum S.A.	67,155
2,260		Motor Oil Hellas Corinth Refineries S.A.	59,213
8,517		OMV AG.	568,130
15,080		Premier Farnell plc	60,227
40,826		Repsol YPF S.A.	1,616,242
188,470		Royal Dutch Shell plc (A Shares)	7,672,792
140,973		Royal Dutch Shell plc (B Shares)	5,876,602
8,200		Showa Shell Sekiyu KK	101,683
32,567	e	Statoil ASA	1,010,417
14,000		TonenGeneral Sekiyu KK	136,550
		TOTAL PETROLEUM AND COAL PRODUCTS	33,815,459

PRIMARY METAL INDUSTRIES - 2.37%
8,682	e	Acerinox S.A.	211,774
622		Bekaert S.A.	91,222
122,330		BHP Billiton plc	3,398,187
34,963		BlueScope Steel Ltd	306,001
17,000		Daido Steel Co Ltd	115,722
14,000		DOWA HOLDINGS CO Ltd	149,154
8,000	m,v*	Dowa Mining Co Ltd	65
18,000		Fujikura Ltd	133,686
29,000		Furukawa Electric Co Ltd	160,159
672		Hoganas AB (Class B)	19,983
10,595		Johnson Matthey plc	358,205
136,000		Kobe Steel Ltd	515,813
59,000		Mitsubishi Materials Corp	321,665
29,000		Mitsui Mining & Smelting Co Ltd	135,310

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
45,360		Mittal Steel Co NV	$2,835,100
16,000		Nippon Light Metal Co Ltd	41,748
299,000		Nippon Steel Corp	2,103,317
42,000		Nisshin Steel Co Ltd	191,662
36,165		Norsk Hydro ASA	1,387,122
29,401		OneSteel Ltd	159,930
6,036		Outokumpu Oyj	203,014
2,046		Salzgitter AG.	392,117
37,200		Sumitomo Electric Industries Ltd	553,862
211,000		Sumitomo Metal Industries Ltd	1,240,504
29,000		Sumitomo Metal Mining Co Ltd	628,683
1,500		Toho Titanium Co Ltd	60,803
5,000		Tokyo Steel Manufacturing Co Ltd	78,302
2,452		Vallourec	783,968
5,647		Viohalco S.A.	87,424
5,692		Voestalpine AG.	478,472
		TOTAL PRIMARY METAL INDUSTRIES	17,142,974

PRINTING AND PUBLISHING - 0.91%
11,054		APN News & Media Ltd	54,766
5,391		Arnoldo Mondadori Editore S.p.A.	52,773
31,000		Dai Nippon Printing Co Ltd	462,619
15,278		Daily Mail & General Trust	233,636
8,245		De La Rue plc	128,267
11,168		Emap plc	183,272
9,364		Eniro AB	118,760
26,329		Independent News & Media plc	133,454
59,366		John Fairfax Holdings Ltd	236,185
5,820		PagesJaunes Groupe S.A.	122,513
41,557		Pearson plc	700,038
35,535		Reed Elsevier NV	675,368
65,590		Reed Elsevier plc	847,681
64,405		Reuters Group plc	802,875
2,026		Schibsted ASA	92,596
73,000		Singapore Press Holdings Ltd	221,372
28,000		Toppan Printing Co Ltd	300,880
13,701		Trinity Mirror plc	144,435
13,030		United Business Media plc	206,117
15,092		Wolters Kluwer NV	460,233
40,171		Yell Group plc	371,067
		TOTAL PRINTING AND PUBLISHING	6,548,907

RAILROAD TRANSPORTATION - 0.42%
79		Central Japan Railway Co	833,493
175		East Japan Railway Co	1,348,412
22,287		Firstgroup plc	296,051
29,000	e	Odakyu Electric Railway Co Ltd	178,828
85		West Japan Railway Co	395,780
		TOTAL RAILROAD TRANSPORTATION	3,052,564

REAL ESTATE - 2.48%
3,000		Aeon Mall Co Ltd	92,240
29,500		Allgreen Properties Ltd	40,372
50,275		Ascendas Real Estate Investment Trust	96,727

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
5,722		Bovis Homes Group plc	$102,107
26,832		British Land Co plc	718,006
13,969		Brixton plc	122,300
78,000		CapitaLand Ltd	413,250
7,908		Castellum AB	95,082
43,364		Centro Properties Group	311,827
2,968	m	Centro Retail Group	4,255
77,000		Cheung Kong Holdings Ltd	1,008,976
24,400		City Developments Ltd	275,831
416		Cofinimmo	79,216
1,857		Corio NV	145,453
146,559		DB RREEF Trust	243,309
7,090		Fabege AB	77,679
598	e	Gecina S.A.	99,939
14,673		Hammerson plc	420,186
107,000		Hang Lung Properties Ltd	369,464
44,000		Henderson Land Development Co Ltd	299,944
32,000		Hopewell Holdings	130,596
33,179		Hysan Development Co Ltd	88,373
1,540		Icade	118,623
22,440	*	IMMOFINANZ Immobilien Anlagen AG.	326,799
74,978		Investa Property Group	185,106
4,309		IVG Immobilien AG.	169,165
19,000		Keppel Land Ltd	108,892
29,478		Kerry Properties Ltd	185,138
1,180		Klepierre	199,817
6,988		Kungsleden AB	86,965
6,600		Leopalace21 Corp	225,539
13,582		Liberty International plc	310,691
72,971		Macquarie Goodman Group	414,135
51,808		Mirvac Group	249,894
61,000		Mitsubishi Estate Co Ltd	1,654,969
44,000		Mitsui Fudosan Co Ltd	1,233,246
124,410		New World Development Ltd	311,345
2,600		Nomura Real Estate Holdings, Inc	84,445
4,680		ORIX Corp	1,233,588
74,000		Shui On Land Ltd	66,395
50,000		Shun TAK Holdings Ltd	73,589
4,000		Singapore Land Ltd	29,778
68,972		Sino Land Co	143,599
24,294		Slough Estates plc	303,026
1,436	v	Stockland	10,653
70,318		Stockland Trust Group	484,426
20,000		Sumitomo Realty & Development Co Ltd	651,329
71,000		Sun Hung Kai Properties Ltd	854,318
13,000		Tokyo Tatemono Co Ltd	161,846
20,000		Tokyu Land Corp	212,662
2,369		Unibail	605,835
1,401		Unibail-Rodamco	361,035
1,059		Wereldhave NV	147,521
82,763		Westfield Group	1,396,482
1,089		Wihlborgs Fastigheter AB	19,208
15,500		Wing Tai Holdings Ltd	40,370
		TOTAL REAL ESTATE	17,895,561

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.88%
5,682		Ansell Ltd	$58,703
37,380		Bayer AG.	2,815,697
32,400	e	Bridgestone Corp	694,561
6,740		Continental AG.	947,234
21,000		Denki Kagaku Kogyo KK	94,516
7,374		Michelin (C.G.D.E.) (Class B)	1,030,473
31,000		Mitsui Chemicals, Inc	235,451
4,762		Nokian Renkaat Oyj	166,830
146,181		Pirelli & C S.p.A.	173,866
10,000		Sumitomo Bakelite Co Ltd	70,014
2,764		Uponor Oyj	107,460
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	6,394,805

SECURITY AND COMMODITY BROKERS - 1.28%
40,735		Amvescap plc	524,873
8,784		Australian Stock Exchange Ltd	361,736
11,294		Babcock & Brown Ltd	306,164
68,000		Daiwa Securities Group, Inc	722,950
10,498		Deutsche Boerse AG.	1,178,715
70		E*Trade Securities Co Ltd	74,245
3,030		Hellenic Exchanges S.A.	79,073
54,500		Hong Kong Exchanges and Clearing Ltd	769,377
336,859		Legal & General Group plc	1,010,597
7,896		London Stock Exchange Group plc	213,480
13,080		Macquarie Bank Ltd	939,474
4,900		Matsui Securities Co Ltd	43,699
14,000		Mitsubishi Securities Co	156,867
21,000		Nikko Cordial Corp	273,897
91,500		Nomura Holdings, Inc	1,777,238
3,655		OMX AB	109,556
457		SBI Holdings, Inc	144,973
6,072		Schroders plc	155,125
27,000		Shinko Securities Co Ltd	139,439
40,000		Singapore Exchange Ltd	256,632
		TOTAL SECURITY AND COMMODITY BROKERS	9,238,110

SOCIAL SERVICES - 0.04%
8,805		Vedior NV	263,126
		TOTAL SOCIAL SERVICES	263,126

SPECIAL TRADE CONTRACTORS - 0.06%
5,000		COMSYS Holdings Corp	57,910
2,544		KCI Konecranes Oyj	106,313
7,000		Kinden Corp	60,778
3,585		Kone Oyj (Class B)	225,345
		TOTAL SPECIAL TRADE CONTRACTORS	450,346

STONE, CLAY, AND GLASS PRODUCTS - 1.23%
48,000	e	Asahi Glass Co Ltd	647,205
6,000		Central Glass Co Ltd	33,529
12,053		Cimpor Cimentos de Portugal S.A.	113,848
17,054	e	Compagnie de Saint-Gobain	1,910,434

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
9,522		Cookson Group plc	$134,859
5,323		CRH plc	263,058
2,705		FLSmidth & Co A/S	211,817
35,557		Hanson plc	767,122
10,308		Holcim Ltd	1,113,239
3,156		Italcementi S.p.A.	97,440
23,904		James Hardie Industries NV	176,399
7,693	e	Lafarge S.A.	1,402,072
14,000		NGK Insulators Ltd	343,827
31,000		Nippon Sheet Glass Co Ltd	141,516
1,281	*	RHI AG.	69,922
44,840		Rinker Group Ltd	714,549
15,000		Sumitomo Osaka Cement Co Ltd	39,735
44,000		Taiheiyo Cement Corp	194,621
12,000		Toto Ltd	103,881
45,000		UBE Industries Ltd	138,527
3,597		Wienerberger AG.	264,489
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	8,882,089

TOBACCO PRODUCTS - 0.91%
13,166	e	Altadis S.A.	870,133
79,658		British American Tobacco plc	2,716,774
34,882		Imperial Tobacco Group plc	1,608,268
232		Japan Tobacco, Inc	1,143,585
13,933		Swedish Match AB	268,766
		TOTAL TOBACCO PRODUCTS	6,607,526

TRANSPORTATION BY AIR - 0.56%
1,781		Aeroports de Paris	206,681
6,208		Air France-KLM	288,856
32,000		All Nippon Airways Co Ltd	121,742
48,036		Auckland International Airport Ltd	121,374
18,195		BBA Aviation plc	98,763
29,639	*	British Airways plc	247,897
70,000		Cathay Pacific Airways Ltd	174,086
11,789		Deutsche Lufthansa AG.	328,821
439		Flughafen Wien AG.	43,297
20,712		Iberia Lineas Aereas de Espana	103,087
47,000		Japan Airlines Corp	88,412
29,474		Macquarie Airports	100,720
50,072		Qantas Airways Ltd	237,571
17,100	*	Ryanair Holdings plc	114,081
46,427		SABMiller plc	1,175,452
3,165	*	SAS AB	72,788
29,000		Singapore Airlines Ltd	356,382
67,000		Singapore Technologies Engineering Ltd	157,800
		TOTAL TRANSPORTATION BY AIR	4,037,810

TRANSPORTATION EQUIPMENT - 5.27%
38,000		Cosco Corp Singapore Ltd	92,809
46,538		DaimlerChrysler AG.	4,283,982
1,054		DaimlerChrysler AG.	96,915
24,500		Denso Corp	958,211
131		D'ieteren S.A.	58,561

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
16,271		European Aeronautic Defence and Space Co	$528,055
36,518		Fiat S.p.A.	1,084,690
34,931		GKN plc	278,067
58,000		Hankyu Hanshin Holdings, Inc	306,271
11,000		Hino Motors Ltd	65,761
80,700		Honda Motor Co Ltd	2,930,398
53,500		Johnson Electric Holdings Ltd	29,711
9,000		JTEKT Corp	162,546
66,000		Kawasaki Heavy Industries Ltd	269,257
54,000		Keppel Corp Ltd	441,749
6,094		Lagardere S.C.A.	528,524
6,327		MAN AG.	903,240
6,000		NHK Spring Co Ltd	57,749
20,000		NSK Ltd	206,768
7,633		Peugeot S.A.	614,920
450		Porsche AG.	803,159
9,426		Renault S.A.	1,511,828
224		Rieter Holding AG.	117,092
92,751		Rolls-Royce Group plc	998,697
19,304		Scania AB (B Shares)	470,830
29,000		SembCorp Marine Ltd	93,001
3,400		Shimano, Inc	116,603
43,801		Siemens AG.	6,272,377
19,556		Smiths Group plc	463,785
4,385		Thales S.A.	267,955
2,000		Tokai Rika Co Ltd	54,655
2,900		Toyoda Gosei Co Ltd	81,768
9,600		Toyota Industries Corp	446,045
136,200		Toyota Motor Corp	8,589,643
3,839		Trelleborg AB (B Shares)	105,643
12,292	e	Volkswagen AG.	1,954,820
23,640		Volvo AB (A Shares)	484,189
55,860	e	Volvo AB (B Shares)	1,110,635
9,200		Yamaha Motor Co Ltd	266,940
		TOTAL TRANSPORTATION EQUIPMENT	38,107,849

TRANSPORTATION SERVICES - 0.19%
8,498		Arriva plc	116,711
26,099	*	Asciano Group	224,144
140		Kuoni Reisen Holding	84,174
62,065		MTR Corp	147,054
6,669		National Express Group plc	141,967
1,768		Stolt-Nielsen S.A.	58,889
27,639		Toll Holdings Ltd	338,695
10,189		TUI AG.	280,590
		TOTAL TRANSPORTATION SERVICES	1,392,224

TRUCKING AND WAREHOUSING - 0.45%
39,700		Deutsche Post AG.	1,285,130
10,278	e	DSV AS	201,313
12,000		Kamigumi Co Ltd	103,968
5,000		Mitsubishi Logistics Corp	82,307
40,000		Nippon Express Co Ltd	227,383
10,000		Seino Holdings Corp	94,658

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
22,443		TNT NV	$1,013,342
18,000		Yamato Transport Co Ltd	254,450
		TOTAL TRUCKING AND WAREHOUSING	3,262,551

WATER TRANSPORTATION - 0.46%
55		AP Moller - Maersk A/S	661,537
8,775		Carnival plc	419,373
719		Compagnie Maritime Belge S.A.	50,190
1,048		D/S Torm AS	39,104
1,175		Euronav NV	42,741
2,424	e	Frontline Ltd	111,419
26,000		Kawasaki Kisen Kaisha Ltd	317,089
2,674		Kuehne & Nagel International AG.	246,283
55,000		Mitsui OSK Lines Ltd	745,741
23,000		Neptune Orient Lines Ltd	79,729
57,000		Nippon Yusen Kabushiki Kaisha	522,771
11,300		Orient Overseas International Ltd	110,478
		TOTAL WATER TRANSPORTATION	3,346,455

WHOLESALE TRADE-DURABLE GOODS - 1.02%
6,565		AGFA-Gevaert NV	169,346
15,078		Assa Abloy AB (Class B)	331,793
800		Autobacs Seven Co Ltd	24,961
29,892		Boral Ltd	221,892
7,426		Buhrmann NV	113,873
16,963		Bunzl plc	234,829
3,000		Canon Marketing Japan Inc	61,370
4,910	e	Compagnie Generale d'Optique Essilor International S.A.	584,809
18,668		Electrocomponents plc	97,997
5,600	*	Fortescue Metals Group Ltd	159,980
22,218		Hagemeyer NV	114,488
6,182		Kingspan Group plc	173,394
116,500		Nissan Motor Co Ltd	1,247,237
4,155		Rautaruukki Oyj	265,428
11,143	e*	Securitas Direct AB (B Shares)	30,057
11,143		Securitas Systems AB (B Shares)	37,850
38,000	e	Softbank Corp	818,880
54,800		Sumitomo Corp	999,089
18,849		Wesfarmers Ltd	729,837
34,024		Wolseley plc	816,566
1,755		Zodiac S.A.	134,832
		TOTAL WHOLESALE TRADE-DURABLE GOODS	7,368,508

WHOLESALE TRADE-NONDURABLE GOODS - 1.29%
1,383		Axfood AB	48,915
8,551		Billabong International Ltd	129,834
2,104		Casino Guichard Perrachon S.A.	212,748
4,125		Celesio AG.	268,164
53,700		Esprit Holdings Ltd	682,283
104,589		Foster's Group Ltd	564,397
113,300		Li & Fung Ltd	407,817
82,000		Marubeni Corp	674,538
69,700		Mitsubishi Corp	1,826,282
63,000		Nippon Oil Corp	585,123

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
1,728		Oriflame Cosmetics S.A.	$81,117
46,836		Orkla ASA	883,087
1,136		Societe BIC S.A.	83,663
3,500		Suzuken Co Ltd	109,331
89,783	e	Unilever NV	2,786,307
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	9,343,606

		TOTAL COMMON STOCKS
		(Cost $537,167,498)	719,181,544

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 6.19%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.09%
$ 640,000		Federal Home Loan Bank , 07/02/07	640,000
SHARES		COMPANY
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 6.10%
44,099,719		State Street Navigator Securities Lending Prime Portfolio	44,099,719

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $44,739,634)	44,739,719

		TOTAL PORTFOLIO - 105.69%
		(Cost $581,907,132)	763,921,263
		OTHER ASSETS & LIABILITIES, NET - (5.69)%	(41,103,076)

		NET ASSETS - 100.00%	$722,818,187

		ABBREVIATION:
		ADR - American Depositary Receipt

	*	Non-income producing.
	e	All or a portion of these securities are out on loan.
	m	Indicates a security has been deemed illiquid.
	v	Security valued at fair value.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SUMMARY OF MARKET VALUES BY COUNTRY (unaudited)
INSTITUTIONAL INTERNATIONAL EQUITY INDEX FUND
June 30, 2007
		% OF
		MARKET
COUNTRY	VALUE	VALUE
DOMESTIC
UNITED STATES OF AMERICA	$54,900,577	7.19%
TOTAL DOMESTIC	54,900,577	7.19%

FOREIGN
AUSTRALIA	44,463,298	5.82
AUSTRIA	4,496,024	0.59
BELGIUM	8,807,658	1.15
DENMARK	5,967,690	0.78
FINLAND	11,662,224	1.53
FRANCE	73,211,031	9.58
GERMANY	59,697,733	7.82
GREECE	4,789,878	0.63
HONG KONG	12,018,798	1.57
IRELAND	5,770,432	0.76
ITALY	26,927,309	3.53
JAPAN	150,043,525	19.64
NETHERLANDS	25,385,431	3.31
NEW ZEALAND	1,119,785	0.15
NORWAY	7,334,726	0.96
PORTUGAL	2,713,099	0.35
SINGAPORE	7,427,452	0.97
SPAIN	28,706,112	3.76
SWEDEN	18,076,113	2.37
SWITZERLAND	47,119,644	6.17
UNITED KINGDOM	163,282,724	21.37
TOTAL FOREIGN	709,020,686	92.81

TOTAL PORTFOLIO	$763,921,263	100.00%

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
SOCIAL CHOICE EQUITY FUND
STATEMENT OF INVESTMENTS (unaudited)
June 30, 2007

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.15%

AGRICULTURAL PRODUCTION-CROPS - 0.01%
1,772		Chiquita Brands International, Inc	$33,597
		TOTAL AGRICULTURAL PRODUCTION-CROPS	33,597

AMUSEMENT AND RECREATION SERVICES - 0.88%
11,723	*	Activision, Inc	218,868
1,088		International Speedway Corp (Class A)	57,348
109,232		Walt Disney Co	3,729,180
		TOTAL AMUSEMENT AND RECREATION SERVICES	4,005,396

APPAREL AND ACCESSORY STORES - 0.72%
7,063		American Eagle Outfitters, Inc	181,237
933	*	AnnTaylor Stores Corp	33,047
1,535		Bebe Stores, Inc	24,575
1,936	*	Charming Shoppes, Inc	20,967
7,029	*	Chico's FAS, Inc	171,086
5,580		Foot Locker, Inc	121,644
32,491		Gap, Inc	620,578
12,693	*	Kohl's Corp	901,584
18,185		Limited Brands, Inc	499,178
9,472		Nordstrom, Inc	484,209
1,000	*	Pacific Sunwear Of California, Inc	22,000
151	*	Payless Shoesource, Inc	4,764
4,978		Ross Stores, Inc	153,322
1,873		Stage Stores, Inc	39,258
		TOTAL APPAREL AND ACCESSORY STORES	3,277,449

APPAREL AND OTHER TEXTILE PRODUCTS - 0.14%
77		Columbia Sportswear Co	5,288
1,241		Kellwood Co	34,897
3,798		Liz Claiborne, Inc	141,665
77		Phillips-Van Heusen Corp	4,664
1,841		Polo Ralph Lauren Corp	180,621
3,110		VF Corp	284,814
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	651,949

AUTO REPAIR, SERVICES AND PARKING - 0.06%
8,449	*	Hertz Global Holdings, Inc	224,490
221		Ryder System, Inc	11,890
609	*	Wright Express Corp	20,870
		TOTAL AUTO REPAIR, SERVICES AND PARKING	257,250

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.08%
533		Advance Auto Parts	21,602
761		Asbury Automotive Group, Inc	18,987
1,118	*	Autozone, Inc	152,741

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
4,248	*	Carmax, Inc	$108,324
781	*	Copart, Inc	23,891
1,741	*	Rush Enterprises, Inc (Class A)	37,815
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	363,360

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.22%
1,537		Fastenal Co	64,339
89,062		Home Depot, Inc	3,504,590
64,217		Lowe's Cos, Inc	1,970,820
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	5,539,749

BUSINESS SERVICES - 6.64%
202	*	24/7 Real Media, Inc	2,369
10,136	*	3Com Corp	41,862
764	*	3D Systems Corp	19,001
22,599		Accenture Ltd (Class A)	969,271
626		Administaff, Inc	20,965
21,380	*	Adobe Systems, Inc	858,407
2,493	*	Alliance Data Systems Corp	192,659
3,154	*	Ariba, Inc	31,256
6,100	*	Art Technology Group, Inc	16,226
7,978	*	Autodesk, Inc	375,604
38,645		Automatic Data Processing, Inc	1,873,123
49	*	Avocent Corp	1,421
13,349	*	BEA Systems, Inc	182,748
6,444	*	BearingPoint, Inc	47,106
1,800	*	Blackboard, Inc	75,816
755	*	Blue Coat Systems, Inc	37,388
1,978	*	Bottomline Technologies, Inc	24,428
305		Brink's Co	18,876
36,299	*	CMGI, Inc	70,783
5,009	*	CNET Networks, Inc	41,024
253	*	CSG Systems International, Inc	6,707
1,713	*	Cerner Corp	95,020
2,189	*	Checkfree Corp	87,998
4,688	*	Ciber, Inc	38,348
3,952	*	Cogent Communications Group, Inc	118,046
4,284	*	Cogent, Inc	62,932
600		Cognex Corp	13,506
9,926	*	Compuware Corp	117,722
3,942	*	Convergys Corp	95,554
2,597	*	DST Systems, Inc	205,708
1,527		Deluxe Corp	62,011
551	*	Digital River, Inc	24,933
500	*	Earthlink, Inc	3,735
196	*	Eclipsys Corp	3,881
10,968	*	Electronic Arts, Inc	519,006
1,398	*	Equinix, Inc	127,875
7,440	*	Expedia, Inc	217,918
985		Fair Isaac Corp	39,518
705	*	First Advantage Corp (Class A)	16,222
25,131		First Data Corp	821,030
9,249	*	Fiserv, Inc	525,343
149	*	Gartner, Inc	3,664

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
989	*	Gerber Scientific, Inc	$11,492
2,062	*	Getty Images, Inc	98,584
6,705	*	Google, Inc (Class A)	3,509,263
1,153		Jack Henry & Associates, Inc	29,690
295	*	Hudson Highland Group, Inc	6,310
8,139		IMS Health, Inc	261,506
3,898	*	Infocrossing, Inc	71,996
3,379	*	Informatica Corp	49,908
24,769	*	Innovative Solutions & Support, Inc	575,136
1,537		Interactive Data Corp	41,161
3,905	*	Internap Network Services Corp	56,310
11,014	*	Intuit, Inc	331,301
3,346	*	Ipass, Inc	18,135
5,165	*	Iron Mountain, Inc	134,961
1,546	*	Kinetic Concepts, Inc	80,346
2,612		Lamar Advertising Co (Class A)	163,929
4,517	*	Lawson Software, Inc	44,673
2,066	*	Lionbridge Technologies	12,169
700	*	Liquidity Services, Inc	13,146
685	*	MPS Group, Inc	9,158
2,659		Manpower, Inc	245,266
1,737		Marchex, Inc (Class B)	28,348
3,762		Mastercard, Inc (Class A)	624,003
1,620	*	Mentor Graphics Corp	21,335
307,177	d	Microsoft Corp	9,052,506
3,102	*	Midway Games, Inc	19,729
4,769		MoneyGram International, Inc	133,294
4,251	*	Monster Worldwide, Inc	174,716
1,922		NIC, Inc	13,146
1,141	*	Ness Technologies, Inc	14,844
13,549	*	Novell, Inc	105,547
21,610		Omnicom Group, Inc	1,143,601
3,947	*	Opsware, Inc	37,536
1,376	*	Parametric Technology Corp	29,735
926	*	PeopleSupport, Inc	10,510
381		Portfolio Recovery Associates, Inc	22,868
3,000	*	Premiere Global Services, Inc	39,060
1,100		QAD, Inc	9,130
2,786	*	Quest Software, Inc	45,105
3,252	*	RealNetworks, Inc	26,569
5,434		Robert Half International, Inc	198,341
3,512	*	Salesforce.com, Inc	150,524
8,530	*	Sapient Corp	65,937
7,289		ServiceMaster Co	112,688
2,416	*	Smith Micro Software, Inc	36,385
756	*	Sohu.com, Inc	24,184
24,577	*	Sonus Networks, Inc	209,396
2,784	*	Spherion Corp	26,142
131,832	*	Sun Microsystems, Inc	693,436
1,913	*	SYKES Enterprises, Inc	36,328
37,342	*	Symantec Corp	754,308
8,575	*	TIBCO Software, Inc	77,604
381	*	TeleTech Holdings, Inc	12,375
5,869	*	Tiens Biotech Group USA, Inc	22,478

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
4,034		Total System Services, Inc	$119,043
480	*	Travelzoo, Inc	12,763
882	*	Trizetto Group, Inc	17,076
11,298	*	Unisys Corp	103,264
2,536		United Online, Inc	41,819
2,006	*	United Rentals, Inc	65,275
533	*	Universal Compression Holdings, Inc	38,627
2,095	*	Vasco Data Security International	47,682
8,577	*	VeriSign, Inc	272,148
457		Viad Corp	19,272
714	*	aQuantive, Inc	45,553
46,609	*	eBay, Inc	1,499,878
424	*	eFunds Corp	14,963
1,420	*	iGate Corp	11,388
400	*	inVentiv Health, Inc	14,644
1,522		infoUSA, Inc	15,555
		TOTAL BUSINESS SERVICES	30,182,108

CHEMICALS AND ALLIED PRODUCTS - 8.96%
5,201	*	Abraxis BioScience, Inc	115,618
837	*	Adams Respiratory Therapeutics, Inc	32,969
19,373		Air Products & Chemicals, Inc	1,557,008
1,000		Alberto-Culver Co	23,720
141	*	Alexion Pharmaceuticals, Inc	6,353
1,038	*	Alkermes, Inc	15,155
46,418	*	Amgen, Inc	2,566,451
1,775	*	Arena Pharmaceuticals, Inc	19,507
828	*	Array Biopharma, Inc	9,663
2,400	*	Auxilium Pharmaceuticals, Inc	38,256
7,297		Avery Dennison Corp	485,105
13,953		Avon Products, Inc	512,773
675		Balchem Corp	12,265
6,402	*	Barr Pharmaceuticals, Inc	321,572
3,820	*	Bentley Pharmaceuticals, Inc	46,375
1,801	*	BioMarin Pharmaceuticals, Inc	32,310
5,547	*	Bioenvision, Inc	32,062
2,091	*	Biogen Idec, Inc	111,869
2,778	*	Bradley Pharmaceuticals, Inc	60,310
91,024		Bristol-Myers Squibb Co	2,872,717
2,442		Cabot Corp	116,435
4,139	*	Calgon Carbon Corp	48,012
2,700	*	Caraco Pharmaceutical Laboratories Ltd	40,986
3,549	*	Cell Genesys, Inc	11,889
1,507	*	Cephalon, Inc	121,148
2,017		Clorox Co	125,256
27,419		Colgate-Palmolive Co	1,778,122
305	*	Cypress Bioscience, Inc	4,044
2,313		Dade Behring Holdings, Inc	122,867
6,260	*	Dendreon Corp	44,321
513	*	Digene Corp	30,806
10,556	*	Durect Corp	40,641
14,685		Ecolab, Inc	627,050
1,257	*	Encysive Pharmaceuticals, Inc	2,237
2,629	*	Enzon Pharmaceuticals, Inc	20,638

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
533		Estee Lauder Cos (Class A)	$24,257
18,167	*	Forest Laboratories, Inc	829,324
24,141	*	Genentech, Inc	1,826,508
10,144	*	Genzyme Corp	653,274
1,241	*	Geron Corp	8,737
38,718	*	Gilead Sciences, Inc	1,501,097
1,993		H.B. Fuller Co	59,571
3,929	*	Human Genome Sciences, Inc	35,047
595	*	Idenix Pharmaceuticals, Inc	3,511
1,029	*	Idexx Laboratories, Inc	97,374
861	*	Immucor, Inc	24,082
2,806	*	Inverness Medical Innovations, Inc	143,162
1,261	*	Invitrogen Corp	92,999
16,659	*	King Pharmaceuticals, Inc	340,843
39,506		Eli Lilly & Co	2,207,595
2,341		Lubrizol Corp	151,112
1,145	*	MGI Pharma, Inc	25,614
3,834		Mannatech, Inc	60,922
1,642	*	Medarex, Inc	23,464
3,690		Medicis Pharmaceutical Corp (Class A)	112,693
101,649		Merck & Co, Inc	5,062,120
7,816	*	Millennium Pharmaceuticals, Inc	82,615
17,940	*	Mylan Laboratories, Inc	326,329
1,486	*	Nabi Biopharmaceuticals	6,836
700		Nalco Holding Co	19,215
3,519	*	Nastech Pharmaceutical Co, Inc	38,392
3,988	*	Neurocrine Biosciences, Inc	44,785
3,709	*	Noven Pharmaceuticals, Inc	86,976
419	*	OraSure Technologies, Inc	3,427
2,607	*	PDL BioPharma, Inc	60,743
10,301		PPG Industries, Inc	784,009
1,544	*	Pacific Ethanol, Inc	20,381
2,802	*	Par Pharmaceutical Cos, Inc	79,100
3,532	*	Penwest Pharmaceuticals Co	44,044
2,265	*	Pharmion Corp	65,572
607	*	Pioneer Cos, Inc	20,863
1,685	*	Pozen, Inc	30,448
24,835		Praxair, Inc	1,787,872
4,086	*	Prestige Brands Holdings, Inc	53,036
122,770		Procter & Gamble Co	7,512,296
1,394	*	Progenics Pharmaceuticals, Inc	30,069
5,415		RPM International, Inc	125,141
14,120		Rohm & Haas Co	772,082
3,561	*	Salix Pharmaceuticals Ltd	43,800
65,522		Schering-Plough Corp	1,994,490
2,174	*	Sciele Pharma, Inc	51,219
3,152	*	Sepracor, Inc	129,295
7,464		Sigma-Aldrich Corp	318,489
1,509	*	Somaxon Pharmaceuticals, Inc	18,349
1,886	*	SuperGen, Inc	10,486
759	*	Tanox, Inc	14,732
1,881	*	USANA Health Sciences, Inc	84,156
235	*	United Therapeutics Corp	14,984
2,516	*	VCA Antech, Inc	94,828

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
3,265		Valspar Corp	$92,759
2,300	*	Vertex Pharmaceuticals, Inc	65,688
10,400	*	Warner Chilcott Ltd (Class A)	188,136
8,544	*	Watson Pharmaceuticals, Inc	277,936
1,848	*	Zymogenetics, Inc	26,999
		TOTAL CHEMICALS AND ALLIED PRODUCTS	40,710,393

COMMUNICATIONS - 5.27%
226,689		AT&T, Inc	9,407,594
11,530		Alltel Corp	778,852
10,657	*	American Tower Corp (Class A)	447,594
381	*	Anixter International, Inc	28,655
900	*	Authorize.Net Holdings, Inc	16,101
11,388	*	Cablevision Systems Corp (Class A)	412,132
1,400		CenturyTel, Inc	68,670
22,738		Citadel Broadcasting Corp	146,660
609		Citizens Communications Co	9,299
153	*	Cox Radio, Inc (Class A)	2,179
2,565	*	Crown Castle International Corp	93,033
4,091	*	Crown Media Holdings, Inc (Class A)	29,455
703	*	Dobson Communications Corp (Class A)	7,810
2,598		Embarq Corp	164,664
1,770		Entercom Communications Corp (Class A)	44,055
500	*	Entravision Communications Corp (Class A)	5,215
1,390	*	FiberTower Corp	6,019
400	*	Fisher Communications, Inc	20,316
1,258		Global Payments, Inc	49,880
4,482		Gray Television, Inc	41,548
761		Hearst-Argyle Television, Inc	18,340
9,992	*	IAC/InterActiveCorp	345,823
40,466	*	Level 3 Communications, Inc	236,726
22,615	*	Liberty Global, Inc (Class A)	928,120
30,249	*	Liberty Media Holding Corp (Interactive A)	675,460
10,093	*	Liberty Media Corp - Capital (Series A)	1,187,744
6,436	*	Lin TV Corp (Class A)	121,061
1,600	*	Mediacom Communications Corp (Class A)	15,504
3,398	*	NII Holdings, Inc	274,355
708	*	NeuStar, Inc (Class A)	20,511
3,884	*	Novatel Wireless, Inc	101,062
4,752	*	Radio One, Inc (Class D)	33,549
3,009	*	SAVVIS, Inc	148,976
678	*	SBA Communications Corp (Class A)	22,774
813		Salem Communications Corp (Class A)	9,016
4,944	*	Spanish Broadcasting System, Inc (Class A)	21,259
94,919		Sprint Nextel Corp	1,965,772
800		Telephone & Data Systems, Inc	50,056
350	*	Terremark Worldwide, Inc	2,258
23,423	*	Time Warner Cable, Inc (Class A)	917,479
5,545	*	TiVo, Inc	32,106
208		USA Mobility, Inc	5,566
114,345		Verizon Communications, Inc	4,707,584
11,230		Windstream Corp	165,755
15,049	*	XM Satellite Radio Holdings, Inc (Class A)	177,127
		TOTAL COMMUNICATIONS	23,963,714

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
DEPOSITORY INSTITUTIONS - 9.22%
36,736		BB&T Corp	$1,494,420
155,326		Bank of America Corp	7,593,888
31,637		Bank of New York Co., Inc	1,311,037
700		City National Corp	53,263
8,000		Comerica, Inc	475,760
2,333		Commerce Bancorp, Inc	86,298
1,465		Compass Bancshares, Inc	101,056
39,917		Fifth Third Bancorp	1,587,499
1,370		First Horizon National Corp	53,430
7,540		Fremont General Corp	81,130
4,792		Hudson City Bancorp, Inc	58,558
4,245		IndyMac Bancorp, Inc	123,827
28,070		Keycorp	963,643
4,974		M&T Bank Corp	531,721
10,048		Marshall & Ilsley Corp	478,586
22,409		Mellon Financial Corp	985,996
46,023		National City Corp	1,533,486
5,583		New York Community Bancorp, Inc	95,023
8,545		Northern Trust Corp	548,931
22,718		PNC Financial Services Group, Inc	1,626,154
8,275		Popular, Inc	132,979
49,834		Regions Financial Corp	1,649,505
12,295		Sovereign Bancorp, Inc	259,916
17,530		State Street Corp	1,199,052
25,083		SunTrust Banks, Inc	2,150,616
100	*	Superior Bancorp	1,023
11,471		Synovus Financial Corp	352,160
102,127		US Bancorp	3,365,085
3,150		UnionBanCal Corp	188,055
91,475		Wachovia Corp	4,688,094
65,013		Washington Mutual, Inc	2,772,154
148,333		Wells Fargo & Co	5,216,872
1,977		Zions Bancorporation	152,051
		TOTAL DEPOSITORY INSTITUTIONS	41,911,268

EATING AND DRINKING PLACES - 1.32%
6,027	*	AFC Enterprises	104,207
2,027		Applebees International, Inc	48,851
609		Bob Evans Farms, Inc	22,442
7,297		Darden Restaurants, Inc	320,995
78,122		McDonald's Corp	3,965,473
700		O'Charleys, Inc	14,112
200		Ruby Tuesday, Inc	5,266
36,721	*	Starbucks Corp	963,559
900	*	Cheesecake Factory	22,068
10,990		Tim Hortons, Inc	337,943
5,740		Wendy's International, Inc	210,945
		TOTAL EATING AND DRINKING PLACES	6,015,861

EDUCATIONAL SERVICES - 0.00%**
38	*	Laureate Education, Inc	2,343
		TOTAL EDUCATIONAL SERVICES	2,343

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
ELECTRIC, GAS, AND SANITARY SERVICES - 5.10%
52,123	*	AES Corp	$1,140,451
12,265		AGL Resources, Inc	496,487
12,523		Alliant Energy Corp	486,519
3,623		Aqua America, Inc	81,481
12,209		Atmos Energy Corp	367,003
18,470		Avista Corp	398,029
3,626		CH Energy Group, Inc	163,061
13,995		CMS Energy Corp	240,714
5,319		Cascade Natural Gas Corp	140,475
24,090		Centerpoint Energy, Inc	419,166
15,973		Cleco Corp	391,339
36,811		Consolidated Edison, Inc	1,660,912
9,189		Crosstex Energy, Inc	264,000
49,783		El Paso Corp	857,761
21,030		Empire District Electric Co	470,441
5,034		Energen Corp	276,568
20,612		Energy East Corp	537,767
1,347		EnergySouth, Inc	68,697
18,570		Hawaiian Electric Industries, Inc	439,923
1,741		ITC Holdings Corp	70,737
17,790		Idacorp, Inc	569,992
22,467		KeySpan Corp	943,165
933		Laclede Group, Inc	29,744
7,127		MGE Energy, Inc	232,839
2,156		Markwest Hydrocarbon, Inc	123,819
4,454		Metal Management, Inc	196,288
12,586		NSTAR	408,416
13,213		National Fuel Gas Co	572,255
153		New Jersey Resources Corp	7,806
51,365		NiSource, Inc	1,063,769
4,671		Nicor, Inc	200,479
10,914		Northeast Utilities	309,521
28,092		OGE Energy Corp	1,029,572
10,934		Oneok, Inc	551,183
56,244		Pepco Holdings, Inc	1,586,081
4,830		Piedmont Natural Gas Co, Inc	119,060
8,819		Pinnacle West Capital Corp	351,437
43,451		Puget Energy, Inc	1,050,645
15,510		Questar Corp	819,704
1,955		Resource America, Inc (Class A)	40,293
1,200		SJW Corp	39,960
11,071		Sempra Energy	655,735
26,442	*	Sierra Pacific Resources	464,322
2,770		South Jersey Industries, Inc	98,003
23,402		TECO Energy, Inc	402,046
5,867		UGI Corp	160,052
3,154		UIL Holdings Corp	104,397
9,115		Unisource Energy Corp	299,792
3,955		Vectren Corp	106,508
7,455		WGL Holdings, Inc	243,331
3,746	*	Waste Services, Inc	45,514

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
44,022		Williams Cos, Inc	$1,391,976
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	23,189,235

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 5.91%
20,596	*	Advanced Micro Devices, Inc	294,523
11,130		Ametek, Inc	441,638
29,238	*	Apple Computer, Inc	3,568,206
5,054	*	Arris Group, Inc	88,900
2,948	*	Atheros Communications, Inc	90,916
1,342		Baldor Electric Co	66,134
614	*	Benchmark Electronics, Inc	13,889
1,173	*	C-COR, Inc	16,492
1,600		CTS Corp	20,256
207,903	*	Cisco Systems, Inc	5,790,099
31,864	*	Conexant Systems, Inc	43,972
2,012	*	Cree, Inc	52,010
4,267	*	Ditech Networks, Inc	34,947
300	*	Dolby Laboratories, Inc (Class A)	10,623
605	*	Energizer Holdings, Inc	60,258
743	*	Energy Conversion Devices, Inc	22,899
1,135	*	Evergreen Solar, Inc	10,556
17,759	*	Finisar Corp	67,129
1,511	*	FuelCell Energy, Inc	11,967
3,603	*	GrafTech International Ltd	60,675
529	*	Greatbatch, Inc	17,140
1,965		Harman International Industries, Inc	229,512
4,802	*	Harmonic, Inc	42,594
220,624		Intel Corp	5,242,026
6,306	*	InterVoice, Inc	52,529
2,305	*	Interdigital Communications Corp	74,152
556		LSI Industries, Inc	9,952
28,958	*	LSI Logic Corp	217,475
1,197		Lincoln Electric Holdings, Inc	88,865
1,157	*	Loral Space & Communications, Inc	57,017
12,187	*	MRV Communications, Inc	39,608
1,544	*	Medis Technologies Ltd	22,681
28,580	*	Micron Technology, Inc	358,107
1,197	*	Microtune, Inc	6,260
9,264		Molex, Inc	278,013
95,529		Motorola, Inc	1,690,863
1,802	*	Novellus Systems, Inc	51,123
11,673	*	ON Semiconductor Corp	125,135
183	*	PLX Technology, Inc	2,042
685		Park Electrochemical Corp	19,303
2,968		Plantronics, Inc	77,821
1,283	*	Plexus Corp	29,496
3,021	*	Polycom, Inc	101,506
2,828	*	Power-One, Inc	11,255
6,111	*	Powerwave Technologies, Inc	40,944
3,708	*	QLogic Corp	61,738
67,390		Qualcomm, Inc	2,924,052
6,764	*	RF Micro Devices, Inc	42,207
2,093		RadioShack Corp	69,362
584	*	Silicon Storage Technology, Inc	2,178
91,507	*	Sirius Satellite Radio, Inc	276,351

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
7,773	*	Sycamore Networks, Inc	$31,247
2,634	*	Symmetricom, Inc	22,126
2,358	*	TTM Technologies, Inc	30,654
1,509		Technitrol, Inc	43,263
2,450	*	Tekelec	35,329
4,571		Teleflex, Inc	373,816
18,477	*	Tellabs, Inc	198,813
16	*	Tessera Technologies, Inc	649
62,374		Texas Instruments, Inc	2,347,134
2,897	*	Thomas & Betts Corp	168,026
3,408	*	Triquint Semiconductor, Inc	17,244
1,000		Vicor Corp	13,230
1,385		Whirlpool Corp	154,012
12,976		Xilinx, Inc	347,368
786	*	Zoltek Cos, Inc	32,643
913	*	Zoran Corp	18,297
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	26,861,247

ENGINEERING AND MANAGEMENT SERVICES - 0.69%
2,593	*	Amylin Pharmaceuticals, Inc	106,728
2,164	*	Applera Corp (Celera Genomics Group)	26,834
1,040	*	Ariad Pharmaceuticals, Inc	5,710
908	*	CV Therapeutics, Inc	11,995
12,435	*	Celgene Corp	712,899
505		Corporate Executive Board Co	32,780
353	*	Gen-Probe, Inc	21,328
2,878	*	Harris Interactive, Inc	15,397
1,773	*	Hewitt Associates, Inc (Class A)	56,736
3,789	*	Incyte Corp	22,734
4,159	*	Isis Pharmaceuticals, Inc	40,259
473	*	Lifecell Corp	14,445
400	*	Maxygen, Inc	3,428
11,471		Moody's Corp	713,496
18,304		Paychex, Inc	716,052
9,112		Quest Diagnostics, Inc	470,635
1,345	*	Regeneron Pharmaceuticals, Inc	24,102
7,529	*	Rentech, Inc	19,500
1,573	*	Savient Pharmaceuticals, Inc	19,537
19	*	Symyx Technologies, Inc	219
153	*	Telik, Inc	517
3,940	*	Tetra Tech, Inc	84,907
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	3,120,238

FABRICATED METAL PRODUCTS - 0.76%
400		Ameron International Corp	36,076
10,682		Commercial Metals Co	360,731
837	*	Commercial Vehicle Group, Inc	15,593
3,118		Dynamic Materials Corp	116,925
2,418		Gulf Island Fabrication, Inc	83,905
1,400		Insteel Industries, Inc	25,200
37,615		Illinois Tool Works, Inc	2,038,357
3,970		Pentair, Inc	153,123
3,830		Silgan Holdings, Inc	211,722
1,585		Snap-On, Inc	80,058

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
4,078		Stanley Works	$247,535
1,496		Valmont Industries, Inc	108,849
		TOTAL FABRICATED METAL PRODUCTS	3,478,074

FOOD AND KINDRED PRODUCTS - 3.10%
16,787		Campbell Soup Co	651,503
700		Corn Products International, Inc	31,815
24,266		General Mills, Inc	1,417,620
18,845		H.J. Heinz Co	894,572
1,337	*	Hansen Natural Corp	57,464
9,745		Hershey Co	493,292
911		Imperial Sugar Co	28,050
2,700	*	Jones Soda Co	37,854
28,974		Kellogg Co	1,500,563
71,012		Kraft Foods, Inc (Class A)	2,503,173
1,522		McCormick & Co, Inc	58,110
4,847		Pepsi Bottling Group, Inc	163,247
77,943		PepsiCo, Inc	5,054,604
23,853		Sara Lee Corp	415,042
14,401		Wrigley (Wm.) Jr Co	796,519
		TOTAL FOOD AND KINDRED PRODUCTS	14,103,428

FOOD STORES - 0.27%
16		Arden Group, Inc (Class A)	2,182
2,434	*	Pathmark Stores, Inc	31,545
20,123		Safeway, Inc	684,786
7,356		Supervalu, Inc	340,730
4,554		Whole Foods Market, Inc	174,418
		TOTAL FOOD STORES	1,233,661

FORESTRY - 0.20%
3,100		Rayonier, Inc	139,934
9,527		Weyerhaeuser Co	751,966
		TOTAL FORESTRY	891,900

FURNITURE AND FIXTURES - 0.61%
2,528		Hillenbrand Industries, Inc	164,320
14,379		Johnson Controls, Inc	1,664,657
7,032		Leggett & Platt, Inc	155,056
26,452		Masco Corp	753,088
1,069		Tempur-Pedic International, Inc	27,687
		TOTAL FURNITURE AND FIXTURES	2,764,808

FURNITURE AND HOME FURNISHINGS STORES - 0.08%
7,765	*	Bed Bath & Beyond, Inc	279,462
2,561		Circuit City Stores, Inc	38,620
229	*	Mohawk Industries, Inc	23,081
1,000		Pier 1 Imports, Inc	8,490
305		Williams-Sonoma, Inc	9,632
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	359,285

GENERAL BUILDING CONTRACTORS - 0.32%
100		Amrep Corp	4,755
121	*	Avatar Holdings, Inc	9,310

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
4,810		Centex Corp	$192,881
14,817		DR Horton, Inc	295,303
2,209	*	Hovnanian Enterprises, Inc (Class A)	36,515
110		Lennar Corp (B Shares)	3,868
6,515		Lennar Corp (Class A)	238,188
1,209		MDC Holdings, Inc	58,467
391	*	Meritage Homes Corp	10,459
91	*	NVR, Inc	61,857
14,764		Pulte Homes, Inc	331,452
1,133		Ryland Group, Inc	42,340
2,113		Standard-Pacific Corp	37,041
5,302	*	Toll Brothers, Inc	132,444
915	*	WCI Communities, Inc	15,262
		TOTAL GENERAL BUILDING CONTRACTORS	1,470,142

GENERAL MERCHANDISE STORES - 1.27%
457	*	99 Cents Only Stores	5,991
424		Bon-Ton Stores, Inc	16,985
24,958		Costco Wholesale Corp	1,460,542
8,203		Dollar General Corp	179,810
5,488		Family Dollar Stores, Inc	188,348
10,463		JC Penney Co, Inc	757,312
457	*	Retail Ventures, Inc	7,371
22,026		TJX Cos, Inc	605,715
40,484		Target Corp	2,574,782
		TOTAL GENERAL MERCHANDISE STORES	5,796,856

HEALTH SERVICES - 1.30%
3,326	*	Alliance Imaging, Inc	31,231
761	*	Amsurg Corp	18,371
1,129	*	Bio-Reference Labs, Inc	30,878
2,338		Brookdale Senior Living, Inc	106,543
3,742	*	Community Health Systems, Inc	151,364
1,680	*	Corvel Corp	43,915
4,214	*	DaVita, Inc	227,050
1,357	*	Edwards Lifesciences Corp	66,954
11,474	*	Express Scripts, Inc	573,815
13,079		Health Management Associates, Inc (Class A)	148,577
1,386	*	Healthways, Inc	65,655
3,645	*	Hythiam, Inc	31,529
900	*	LHC Group, Inc	23,580
6,489	*	Laboratory Corp of America Holdings	507,829
1,449	*	LifePoint Hospitals, Inc	56,047
4,341	*	Lincare Holdings, Inc	172,989
1,737	*	Medcath Corp	55,237
100		National Healthcare Corp	5,160
6,025	*	Nektar Therapeutics	57,177
6,291		Omnicare, Inc	226,853
1,029		Option Care, Inc	15,847
1,012	*	Pediatrix Medical Group, Inc	55,812
1,884	*	Psychiatric Solutions, Inc	68,314
2,170	*	RehabCare Group, Inc	30,901
2,718	*	Sierra Health Services, Inc	113,014
1,085	*	Symbion, Inc	23,555

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
4,970	*	Triad Hospitals, Inc	$267,187
34,369	*	WellPoint, Inc	2,743,677
		TOTAL HEALTH SERVICES	5,919,061

HOLDING AND OTHER INVESTMENT OFFICES - 2.41%
813		AMB Property Corp	43,268
20,690		Allied Capital Corp	640,562
3,017		American Financial Realty Trust	31,135
3,306		Annaly Mortgage Management, Inc	47,673
14,324		Archstone-Smith Trust	846,692
2,517		AvalonBay Communities, Inc	299,221
4,747		Boston Properties, Inc	484,811
300		Capital Southwest Corp	46,737
2,455		Cherokee, Inc	89,706
2,500		Colonial Properties Trust	91,125
2,600		Developers Diversified Realty Corp	137,046
8,345		Duke Realty Corp	297,666
22,351		Equity Residential	1,019,876
300		Essex Property Trust, Inc	34,890
153		FelCor Lodging Trust, Inc	3,983
12,365		General Growth Properties, Inc	654,727
700		Gladstone Capital Corp	15,022
4,602		HRPT Properties Trust	47,861
2,061		Health Care Property Investors, Inc	59,625
1,300		Health Care REIT, Inc	52,468
153		Highwoods Properties, Inc	5,738
2,713		Hospitality Properties Trust	112,562
28,161		Host Marriott Corp	651,082
10,696		Kimco Realty Corp	407,197
153		Liberty Property Trust	6,721
10,962		Luminent Mortgage Capital, Inc	110,607
2,365		MFA Mortgage Investments, Inc	17,217
900		Mack-Cali Realty Corp	39,141
1,300		Mid-America Apartment Communities, Inc	68,224
800		NorthStar Realty Finance Corp	10,008
1,000		Post Properties, Inc	52,130
817		Potlatch Corp	35,172
14,359		Prologis	817,027
5,782		Public Storage, Inc	444,173
15,378		Simon Property Group, Inc	1,430,769
6,500		Spirit Finance Corp	94,640
913	*	Tarragon Corp	7,724
15,866		Virgin Media, Inc	386,654
7,658		Vornado Realty Trust	841,155
4,351		Weingarten Realty Investors	178,826
7,087		iStar Financial, Inc	314,167
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	10,975,028

HOTELS AND OTHER LODGING PLACES - 0.57%
8,819		Choice Hotels International, Inc	348,527
6,175	*	Gaylord Entertainment Co	331,227
15,105	*	Great Wolf Resorts, Inc	215,246
23,462		Hilton Hotels Corp	785,273
8,627	*	Lodgian, Inc	129,664

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
4,234		Marcus Corp	$100,600
15,851		Marriott International, Inc (Class A)	685,397
		TOTAL HOTELS AND OTHER LODGING PLACES	2,595,934

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.33%
5,780	*	AGCO Corp	250,910
9,729		American Standard Cos, Inc	573,816
1,565		Ampco-Pittsburgh Corp	62,741
69,608		Applied Materials, Inc	1,383,111
1,445	*	Astec Industries, Inc	61,008
3,748	*	Axcelis Technologies, Inc	24,325
4,025		Black & Decker Corp	355,448
1,585		Briggs & Stratton Corp	50,023
1,852	*	Brooks Automation, Inc	33,614
229		CDW Corp	19,458
757		Cascade Corp	59,379
1,693	*	Columbus McKinnon Corp	54,515
5,264		Cummins, Inc	532,769
15,789		Deere & Co	1,906,364
85,887	*	Dell, Inc	2,452,074
985		Donaldson Co, Inc	35,017
761	*	Dril-Quip, Inc	34,207
88,866	*	EMC Corp	1,608,475
266	*	ENGlobal Corp	3,232
844	*	Emulex Corp	18,433
652	*	Entegris, Inc	7,746
233	*	Extreme Networks, Inc	944
2,041	*	FMC Technologies, Inc	161,688
605		Flowserve Corp	43,318
400	*	Gardner Denver, Inc	17,020
1,756	*	Gehl Co	53,312
3,705		Graco, Inc	149,237
9,295	*	Grant Prideco, Inc	500,350
103,862		Hewlett-Packard Co	4,634,322
229	*	Intermec, Inc	5,796
65,014		International Business Machines Corp	6,842,724
832	*	Intevac, Inc	17,688
67	*	Komag, Inc	2,137
4,639	*	Lam Research Corp	238,445
837		Lennox International, Inc	28,651
2,934	*	Lexmark International, Inc (Class A)	144,676
1,117		Lufkin Industries, Inc	72,102
3,463		Manitowoc Co, Inc	278,356
1,905		Modine Manufacturing Co	43,053
1,244		Nordson Corp	62,399
1,537	*	Oil States International, Inc	63,540
4,326		Pall Corp	198,953
634	*	Rackable Systems, Inc	7,836
2,241		SPX Corp	196,782
305		Sauer-Danfoss, Inc	9,077
4,004	*	Semitool, Inc	38,478
3,602	*	Sigma Designs, Inc	93,976
47,050	*	Solectron Corp	173,144
7,205	*	SourceForge, Inc	30,405

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
6,075		Tennant Co	$221,738
1,850	*	Terex Corp	150,405
1,235	*	TurboChef Technologies, Inc	17,191
840	*	Ultratech, Inc	11,197
4,152	*	Varian Medical Systems, Inc	176,502
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	24,212,107

INSTRUMENTS AND RELATED PRODUCTS - 5.42%
724	*	Advanced Medical Optics, Inc	25,253
1,715	*	Affymetrix, Inc	42,686
377		Analogic Corp	27,713
4,250		Bard (C.R.), Inc	351,177
33,883		Baxter International, Inc	1,908,968
3,187		Beckman Coulter, Inc	206,135
14,604		Becton Dickinson & Co	1,087,998
10,063		Biomet, Inc	460,080
48,702	*	Boston Scientific Corp	747,089
1,350	*	Bruker BioSciences Corp	12,164
1,436	*	Cepheid, Inc	20,966
529		Cooper Cos, Inc	28,206
9,023	*	Credence Systems Corp	32,483
577	*	DJ Orthopedics, Inc	23,813
5,989		Dentsply International, Inc	229,139
68,900		Emerson Electric Co	3,224,520
533	*	Flir Systems, Inc	24,651
553	*	Formfactor, Inc	21,180
653	*	Hologic, Inc	36,117
551	*	Illumina, Inc	22,365
2,701	*	Input/Output, Inc	42,163
898	*	Intuitive Surgical, Inc	124,615
3,346	*	Ixia	30,984
120,179		Johnson & Johnson	7,405,430
7,190		Kla-Tencor Corp	395,091
82	*	L-1 Identity Solutions, Inc	1,677
4,280	*	LTX Corp	23,797
1,550	*	MKS Instruments, Inc	42,935
55,526		Medtronic, Inc	2,879,578
728	*	Millipore Corp	54,666
606	*	OYO Geospace Corp	44,959
12,371		Pitney Bowes, Inc	579,210
381	*	Resmed, Inc	15,720
305	*	Rofin-Sinar Technologies, Inc	21,045
1,913		Roper Industries, Inc	109,232
13,721	*	St. Jude Medical, Inc	569,284
1,900		STERIS Corp	58,140
14,778		Stryker Corp	932,344
77	*	Techne Corp	4,405
3,270		Tektronix, Inc	110,330
17,155	*	Thermo Electron Corp	887,257
3,245	*	Waters Corp	192,623
1,902	*	X-Rite, Inc	28,093
36,347	*	Xerox Corp	671,693
10,358	*	Zimmer Holdings, Inc	879,291

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
800	*	Zygo Corp	$11,432
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	24,648,697

INSURANCE AGENTS, BROKERS AND SERVICE - 0.51%
5,671		Brown & Brown, Inc	142,569
7,075		Crawford & Co (Class B)	47,827
21,761		Hartford Financial Services Group, Inc	2,143,676
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	2,334,072

INSURANCE CARRIERS - 4.35%
3,040	*	AMERIGROUP Corp	72,352
26,761		Aetna, Inc	1,321,993
36,493		Aflac, Inc	1,875,740
7,779		Ambac Financial Group, Inc	678,251
3,447		American Financial Group, Inc	117,715
5,951		Assurant, Inc	350,633
7,465		Axis Capital Holdings Ltd	303,452
7,492		W.R. Berkley Corp	243,790
1,565	*	Centene Corp	33,522
34,878		Chubb Corp	1,888,295
18,522		Cincinnati Financial Corp	803,855
2,093		Commerce Group, Inc	72,669
6,428		Endurance Specialty Holdings Ltd	257,377
2,085		Erie Indemnity Co (Class A)	112,673
3,844		Everest Re Group Ltd	417,612
29,381		Genworth Financial, Inc (Class A)	1,010,706
2,922		HCC Insurance Holdings, Inc	97,624
1,217		Hanover Insurance Group, Inc	59,377
1,192	*	HealthExtras, Inc	35,259
500		LandAmerica Financial Group, Inc	48,245
23,222		Lincoln National Corp	1,647,601
8,433		MBIA, Inc	524,701
5,539		MGIC Investment Corp	314,948
153	*	Markel Corp	74,138
1,965		Mercury General Corp	108,291
1,311	*	Molina Healthcare, Inc	40,012
457		Odyssey Re Holdings Corp	19,601
3,089		PMI Group, Inc	137,986
2,574		Phoenix Cos, Inc	38,636
18,159		Principal Financial Group	1,058,488
46,385		Progressive Corp	1,109,993
985		Protective Life Corp	47,093
3,750		Radian Group, Inc	202,500
900		RenaissanceRe Holdings Ltd	55,791
9,744		Safeco Corp	606,661
381		Stancorp Financial Group, Inc	19,995
1,100		Tower Group, Inc	35,090
43,225		Travelers Cos, Inc/The	2,312,537
1,750		Unitrin, Inc	86,065
14,209		UnumProvident Corp	370,997
2,082	*	WellCare Health Plans, Inc	188,442
11,346		XL Capital Ltd (Class A)	956,354
		TOTAL INSURANCE CARRIERS	19,757,060

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
LEATHER AND LEATHER PRODUCTS - 0.17%
14,662	*	Coach, Inc	$694,832
2,309		Weyco Group, Inc	62,181
		TOTAL LEATHER AND LEATHER PRODUCTS	757,013

LUMBER AND WOOD PRODUCTS - 0.01%
1,707	*	Champion Enterprises, Inc	16,780
300		Skyline Corp	9,003
		TOTAL LUMBER AND WOOD PRODUCTS	25,783

METAL MINING - 0.09%
6,475	*	Apex Silver Mines Ltd	130,665
2,358	*	Rosetta Resources, Inc	50,791
9,418		Royal Gold, Inc	223,866
		TOTAL METAL MINING	405,322

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.70%
1,840		Callaway Golf Co	32,770
1,145		Daktronics, Inc	24,595
609	*	K2, Inc	9,251
2,536		Marine Products Corp	20,871
28,770		Mattel, Inc	727,593
390		Nautilus, Inc	4,696
3,302	*	Russ Berrie & Co, Inc	61,516
68,554	*	Tyco International Ltd	2,316,440
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	3,197,732

MISCELLANEOUS RETAIL - 1.00%
10,720	*	Amazon.com, Inc	733,355
14,577		Best Buy Co, Inc	680,309
658	*	Coldwater Creek, Inc	15,285
432	*	Dollar Tree Stores, Inc	18,814
2,734	*	GSI Commerce, Inc	62,089
315	*	Nutri/System, Inc	22,000
7,939	*	Office Depot, Inc	240,552
130	*	Overstock.com, Inc	2,375
1,100		Petsmart, Inc	35,695
27,325		Staples, Inc	648,422
2,200		Systemax, Inc	45,782
1,507		Tiffany & Co	79,961
39,572		Walgreen Co	1,722,965
5,944		World Fuel Services Corp	250,005
129	*	Priceline.com, Inc	8,867
		TOTAL MISCELLANEOUS RETAIL	4,566,476

MOTION PICTURES - 1.30%
457	*	Avid Technology, Inc	16,155
14,186	*	Discovery Holding Co (Class A)	326,136
761	*	DreamWorks Animation SKG, Inc (Class A)	21,947
761		Regal Entertainment Group (Class A)	16,689
205,387		Time Warner, Inc	4,321,342
29,064	*	Viacom, Inc (Class B)	1,209,934
		TOTAL MOTION PICTURES	5,912,203

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
NONDEPOSITORY INSTITUTIONS - 2.24%
2,023		Advanta Corp (Class A)	$57,473
7,241	*	AmeriCredit Corp	192,249
12,427		American Capital Strategies Ltd	528,396
63,429		American Express Co	3,880,586
1,500		Asta Funding, Inc	57,645
22,695		Capital One Financial Corp	1,780,196
5,096		CapitalSource, Inc	125,311
1,937		Centerline Holding Co	34,866
3,035	*	Credit Acceptance Corp	81,429
2,741		Federal Agricultural Mortgage Corp (Class C)	93,797
3,459		First Marblehead Corp	133,656
47,395		Freddie Mac	2,876,876
1,200	*	INVESTools, Inc	11,952
10,005		MCG Capital Corp	160,280
2,737		Nelnet, Inc (Class A)	66,892
1,600	*	PHH Corp	49,936
1,293	*	World Acceptance Corp	55,250
		TOTAL NONDEPOSITORY INSTITUTIONS	10,186,790

NONMETALLIC MINERALS, EXCEPT FUELS - 0.22%
5,033		AMCOL International Corp	137,451
1,771		Florida Rock Industries, Inc	119,542
6,375		Vulcan Materials Co	730,193
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	987,186

OIL AND GAS EXTRACTION - 4.13%
1,916	*	ATP Oil & Gas Corp	93,194
2,478		Atlas America, Inc	133,143
3,454		Berry Petroleum Co (Class A)	130,147
900	*	Bronco Drilling Co, Inc	14,769
4,802	*	Callon Petroleum Co	68,044
4,606	*	Cameron International Corp	329,191
837	*	Carrizo Oil & Gas, Inc	34,710
6,191	*	Cheniere Energy, Inc	240,149
32,116		Chesapeake Energy Corp	1,111,214
8,707		Cimarex Energy Co	343,143
2,149	*	Delta Petroleum Corp	43,152
10,142	*	Denbury Resources, Inc	380,325
11,957		ENSCO International, Inc	729,497
1,370	*	EXCO Resources, Inc	23,893
4,054	*	Edge Petroleum Corp	56,797
2,970	*	Encore Acquisition Co	82,566
20,844		Equitable Resources, Inc	1,033,029
6,238	*	Forest Oil Corp	263,618
533	*	GMX Resources, Inc	18,442
11,751	*	GeoGlobal Resources, Inc	59,813
5,515	*	Global Industries Ltd	147,912
18,293		GlobalSantaFe Corp	1,321,669
1,461	*	Goodrich Petroleum Corp	50,594
8,031	*	Grey Wolf, Inc	66,175
3,467	*	Helix Energy Solutions Group, Inc	138,368
10,893		Helmerich & Payne, Inc	385,830
2,662	*	McMoRan Exploration Co	37,268
38,009	*	Meridian Resource Corp	114,787

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
13,435	*	Nabors Industries Ltd	$448,460
8,077	*	National Oilwell Varco, Inc	841,946
5,710		Noble Corp	556,839
657	*	Oceaneering International, Inc	34,584
3,912	*	Parallel Petroleum Corp	85,673
12,280	*	PetroHawk Energy Corp	194,761
776	*	Petroleum Development Corp	36,844
4,283	*	Petroquest Energy, Inc	62,275
11,693		Pioneer Natural Resources Co	569,566
4,590	*	Plains Exploration & Production Co	219,448
7,516		Pogo Producing Co	381,738
10,979	*	Pride International, Inc	411,273
1,835	*	Quicksilver Resources, Inc	81,804
300		RPC, Inc	5,112
8,714		Range Resources Corp	325,991
5,615		Rowan Cos, Inc	230,103
11,637		Smith International, Inc	682,394
5,899	*	Southwestern Energy Co	262,505
3,978		St. Mary Land & Exploration Co	145,674
3,305	*	Stone Energy Corp	113,229
1,765	*	Superior Energy Services	70,459
2,706	*	Swift Energy Co	115,709
3,817	*	TXCO Resources, Inc	39,239
6,262		Tidewater, Inc	443,851
457	*	Todco	21,575
4,765	*	Toreador Resources Corp	71,475
16,854	*	Transocean, Inc	1,786,187
2,413	*	Unit Corp	151,802
3,098		W&T Offshore, Inc	86,713
1,141	*	Warren Resources, Inc	13,327
16,557	*	Weatherford International Ltd	914,609
2,141	*	Whiting Petroleum Corp	86,753
30,730		XTO Energy, Inc	1,846,873
		TOTAL OIL AND GAS EXTRACTION	18,790,230

PAPER AND ALLIED PRODUCTS - 0.84%
3,806		Bemis Co	126,283
3,274		Bowater, Inc	81,686
6,951	*	Buckeye Technologies, Inc	107,532
3,850	*	Chesapeake Corp	48,394
2,495	*	Domtar Corporation	27,844
800		Glatfelter	10,872
20,460		International Paper Co	798,963
23,133		Kimberly-Clark Corp	1,547,366
13,991		MeadWestvaco Corp	494,162
2,458		Packaging Corp of America	62,212
2,117		Rock-Tenn Co (Class A)	67,151
108	*	Smurfit-Stone Container Corp	1,437
4,405		Sonoco Products Co	188,578
3,800		Temple-Inland, Inc	233,814
1,674		Wausau Paper Corp	22,432
		TOTAL PAPER AND ALLIED PRODUCTS	3,818,726

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
PERSONAL SERVICES - 0.02%
1,200		Regis Corp	$45,900
605		Weight Watchers International, Inc	30,758
		TOTAL PERSONAL SERVICES	76,658

PETROLEUM AND COAL PRODUCTS - 3.56%
4,065		Alon USA Energy, Inc	178,901
32,966		Apache Corp	2,689,696
1,950		Ashland, Inc	124,702
7,400		Cabot Oil & Gas Corp	272,912
36,607		Devon Energy Corp	2,865,962
21,331		EOG Resources, Inc	1,558,443
12,284		Frontier Oil Corp	537,671
1,595	*	Headwaters, Inc	27,546
21,988		Hess Corp	1,296,412
5,307		Holly Corp	393,726
16,396		Murphy Oil Corp	974,578
9,512	*	Newfield Exploration Co	433,272
17,929		Noble Energy, Inc	1,118,590
10,354		Sunoco, Inc	825,007
32,891		Valero Energy Corp	2,429,329
7,562		Western Refining, Inc	437,084
		TOTAL PETROLEUM AND COAL PRODUCTS	16,163,831

PIPELINES, EXCEPT NATURAL GAS - 0.28%
48,750		Spectra Energy Corp	1,265,550
		TOTAL PIPELINES, EXCEPT NATURAL GAS	1,265,550

PRIMARY METAL INDUSTRIES - 1.69%
22,102		Alcoa, Inc	895,794
1,542		Allegheny Technologies, Inc	161,725
1,663	*	Brush Engineered Materials, Inc	69,829
4,879	*	Century Aluminum Co	266,540
6,486		Chaparral Steel Co	466,149
1,741	*	CommScope, Inc	101,587
61,734	*	Corning, Inc	1,577,304
457		Encore Wire Corp	13,454
3,678	*	LB Foster Co (Class A)	105,485
5,633		Gibraltar Industries, Inc	124,771
3,906		Hubbell, Inc (Class B)	211,783
5,488		Mueller Industries, Inc	189,007
20,258		Nucor Corp	1,188,132
4,390		Olympic Steel, Inc	125,817
3,667		Quanex Corp	178,583
10,360		Steel Dynamics, Inc	434,188
6,210		Tredegar Corp	132,273
9,029		United States Steel Corp	981,904
11,803	*	Wheeling-Pittsburgh Corp	224,611
11,553		Worthington Industries, Inc	250,122
		TOTAL PRIMARY METAL INDUSTRIES	7,699,058

PRINTING AND PUBLISHING - 0.87%
761	*	ACCO Brands Corp	17,541
2,176		Dow Jones & Co, Inc	125,011
2,049		Dun & Bradstreet Corp	211,006

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
77		Harte-Hanks, Inc	$1,977
24,070		McGraw-Hill Cos, Inc	1,638,686
1,700		Meredith Corp	104,720
13,135		New York Times Co (Class A)	333,629
2,170	*	R.H. Donnelley Corp	164,443
10,799		EW Scripps Co (Class A)	493,406
614		Standard Register Co	7,000
12,921		Tribune Co	379,877
822	*	Valassis Communications, Inc	14,130
599		Washington Post Co (Class B)	464,878
		TOTAL PRINTING AND PUBLISHING	3,956,304

RAILROAD TRANSPORTATION - 0.66%
27,578		CSX Corp	1,243,216
533	*	Genesee & Wyoming, Inc (Class A)	15,905
3,987	*	Kansas City Southern Industries, Inc	149,672
30,548		Norfolk Southern Corp	1,605,908
		TOTAL RAILROAD TRANSPORTATION	3,014,701

REAL ESTATE - 0.10%
7,388	*	CB Richard Ellis Group, Inc (Class A)	269,662
1,693		Forest City Enterprises, Inc (Class A)	104,086
229		Jones Lang LaSalle, Inc	25,991
7,397		Stewart Enterprises, Inc (Class A)	57,623
		TOTAL REAL ESTATE	457,362

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.42%
28,596		Nike, Inc (Class B)	1,666,861
6,090		Sealed Air Corp	188,912
1,937		Spartech Corp	51,427
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	1,907,200

SECURITY AND COMMODITY BROKERS - 3.54%
1,827		A.G. Edwards, Inc	154,473
8,078		Ameriprise Financial, Inc	513,518
2,193		BlackRock, Inc	343,402
1,527		Cbot Holdings, Inc (Class A)	315,478
52,237		Charles Schwab Corp	1,071,903
1,285		Chicago Mercantile Exchange Holdings, Inc	686,653
13,920	*	E*Trade Financial Corp	307,493
1,433		Eaton Vance Corp	63,310
796		Federated Investors, Inc (Class B)	30,511
13,097		Franklin Resources, Inc	1,734,960
19,351		Goldman Sachs Group, Inc	4,194,329
2,751	*	IntercontinentalExchange, Inc	406,735
153	*	Investment Technology Group, Inc	6,629
6,129		Janus Capital Group, Inc	170,631
4,264		Legg Mason, Inc	419,492
46,954		Merrill Lynch & Co, Inc	3,924,415
8,200		NYSE Euronext	603,684
1,860	*	Nasdaq Stock Market, Inc	55,261
2,465		Nymex Holdings, Inc	309,678
3,606		SEI Investments Co	104,718

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
12,807		T Rowe Price Group, Inc	$664,555
		TOTAL SECURITY AND COMMODITY BROKERS	16,081,828

SOCIAL SERVICES - 0.01%
6,300	*	Capital Senior Living Corp	59,346
		TOTAL SOCIAL SERVICES	59,346

SPECIAL TRADE CONTRACTORS - 0.05%
1,785	*	Layne Christensen Co	73,096
4,396	*	Quanta Services, Inc	134,825
		TOTAL SPECIAL TRADE CONTRACTORS	207,921

STONE, CLAY, AND GLASS PRODUCTS - 0.90%
43,299		3M Co	3,757,920
241		Apogee Enterprises, Inc	6,705
229		CARBO Ceramics, Inc	10,032
180	*	Cabot Microelectronics Corp	6,388
1,975		Eagle Materials, Inc	96,874
7,296		Gentex Corp	143,658
2,200	*	Owens Corning, Inc	73,986
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	4,095,563

TRANSPORTATION BY AIR - 0.65%
8,842	*	AMR Corp	232,987
800	*	Air Methods Corp	29,336
5,465	*	Airtran Holdings, Inc	59,678
1,694	*	Alaska Air Group, Inc	47,195
7,778	*	Continental Airlines, Inc (Class B)	263,441
10,259	*	ExpressJet Holdings, Inc	61,349
11,535		FedEx Corp	1,280,039
8,660	*	JetBlue Airways Corp	101,755
800	*	PHI, Inc	23,832
4,790		Skywest, Inc	114,146
48,492		Southwest Airlines Co	723,016
		TOTAL TRANSPORTATION BY AIR	2,936,774

TRANSPORTATION EQUIPMENT - 1.26%
1,141	*	Accuride Corp	17,583
381	*	Aftermarket Technology Corp	11,308
3,706		American Axle & Manufacturing Holdings, Inc	109,772
4,001		ArvinMeritor, Inc	88,822
7,891		Autoliv, Inc	448,761
22,662	*	BE Aerospace, Inc	935,941
429		Federal Signal Corp	6,804
16,638		Genuine Parts Co	825,245
14,033		Harley-Davidson, Inc	836,507
8,970		Harsco Corp	466,440
1,838		Noble International Ltd	37,569
11,884		Paccar, Inc	1,034,383
15,285	*	Spirit Aerosystems Holdings, Inc (Class A)	551,024
3,350		Superior Industries International, Inc	72,896
2,552	*	Tenneco, Inc	89,422
985		Thor Industries, Inc	44,463
7,979	*	Visteon Corp	64,630

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
2,265		Westinghouse Air Brake Technologies Corp	$82,740
		TOTAL TRANSPORTATION EQUIPMENT	5,724,310

TRANSPORTATION SERVICES - 0.05%
1,793		CH Robinson Worldwide, Inc	94,168
3,054		Expeditors International Washington, Inc	126,130
		TOTAL TRANSPORTATION SERVICES	220,298

TRUCKING AND WAREHOUSING - 0.57%
35,340		United Parcel Service, Inc (Class B)	2,579,820
		TOTAL TRUCKING AND WAREHOUSING	2,579,820

WATER TRANSPORTATION - 0.03%
1,517	*	Gulfmark Offshore, Inc	77,701
1,353	*	Hornbeck Offshore Services, Inc	52,442
		TOTAL WATER TRANSPORTATION	130,143

WHOLESALE TRADE-DURABLE GOODS - 0.59%
900		Agilysys, Inc	20,250
10,710		Barnes Group, Inc	339,293
2,820		BorgWarner, Inc	242,633
3,816		Castle (A.M.) & Co	137,033
1,318	*	Cytyc Corp	56,819
4,346		IKON Office Solutions, Inc	67,841
1,841	*	MWI Veterinary Supply, Inc	73,437
743		Martin Marietta Materials, Inc	120,381
5,550	*	Patterson Cos, Inc	206,848
8,244		Reliance Steel & Aluminum Co	463,807
8,601		Ryerson Tull, Inc	323,828
153	*	Tech Data Corp	5,884
5,482		W.W. Grainger, Inc	510,100
1,743	*	WESCO International, Inc	105,364
		TOTAL WHOLESALE TRADE-DURABLE GOODS	2,673,518

WHOLESALE TRADE-NONDURABLE GOODS - 0.48%
681		Airgas, Inc	32,620
6,350	*	Akorn, Inc	44,386
971	*	Allscripts Healthcare Solutions, Inc	24,741
1,522		Dean Foods Co	48,506
7,460	*	Endo Pharmaceuticals Holdings, Inc	255,356
1,247	*	Henry Schein, Inc	66,627
5,081		Idearc, Inc	179,512
300		Men's Wearhouse, Inc	15,321
1,817		Nash Finch Co	89,941
2,716		Spartan Stores, Inc	89,384
1,293		Stride Rite Corp	26,196
39,106		Sysco Corp	1,290,107
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	2,162,697

		TOTAL COMMON STOCKS	450,685,613
		(Cost $384,079,252)

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 0.68%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.68%
$ 3,080,000	d	Federal Home Loan Bank (FHLB), 0.000%, 07/02/07	3,080,000

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

		VALUE
	TOTAL SHORT-TERM INVESTMENTS	$3,080,000
	(Cost $3,079,589)

	TOTAL PORTFOLIO - 99.83%	453,765,613
	(Cost $387,158,841)

	OTHER ASSETS & LIABILITIES, NET - 0.17%	768,929

	NET ASSETS - 100.00%	$454,534,542

	ABBREVIATION:
	ADR - American Depositary Receipt

*	Non-income producing.
**	Percentage is less than 0.01%.
d	All or a portion of these securities have been segregated by the custodian to cover margin or other
	requirements on open futures contracts in the amount of $3,335,157.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Real Estate Securities Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
REAL ESTATE SECURITIES FUND
STATEMENT OF INVESTMENTS (unaudited)
June 30, 2007

SHARES		COMPANY	VALUE

COMMON STOCKS - 100.42%

AMUSEMENT AND RECREATION SERVICES - 0.30%
2,000,000	*	Galaxy Entertainment Group Ltd	$1,949,306
		TOTAL AMUSEMENT AND RECREATION SERVICES	1,949,306

EATING AND DRINKING PLACES - 0.36%
54,300		Darden Restaurants, Inc	2,388,657
		TOTAL EATING AND DRINKING PLACES	2,388,657

HOLDING AND OTHER INVESTMENT OFFICES - 87.57%
280,500	e	Acadia Realty Trust	7,278,975
232,600		Archstone-Smith Trust	13,748,986
100,423		Associated Estates Realty Corp	1,565,594
353,900		AvalonBay Communities, Inc	42,071,632
290,000		BioMed Realty Trust, Inc	7,284,800
382,300		Boston Properties, Inc	39,044,299
210,000		CBL & Associates Properties, Inc	7,570,500
292,500		Camden Property Trust	19,588,725
380,913	e	Corporate Office Properties Trust	15,621,242
40,500		Developers Diversified Realty Corp	2,134,755
92,100	e	Digital Realty Trust, Inc	3,470,328
265,100	e	Douglas Emmett, Inc	6,558,574
390,900	e	EastGroup Properties, Inc	17,129,238
519,300		Equity Residential	23,695,659
95,000	e	Essex Property Trust, Inc	11,048,500
266,600		Federal Realty Investment Trust	20,597,516
140,000	g,m,v*	GSC Capital Corp	1,157,800
427,200		General Growth Properties, Inc	22,620,240
163,000	e	Glimcher Realty Trust	4,075,000
675,100		Host Marriott Corp	15,608,312
176,300		Kilroy Realty Corp	12,489,092
140,100		Kimco Realty Corp	5,333,607
227,800		Macerich Co	18,775,276
150,600		Maguire Properties, Inc	5,170,098
996,506	e	Mission West Properties, Inc	13,891,294
43,300	e	PS Business Parks, Inc	2,743,921
107,000		Pennsylvania Real Estate Investment Trust	4,743,310
197,600	e	Post Properties, Inc	10,300,888
436,500		Prologis	24,836,850
405,100		Public Storage, Inc	31,119,782
118,700	e	Ramco-Gershenson Properties	4,264,891
309,800		Regency Centers Corp	21,840,900
264,800		SL Green Realty Corp	32,806,072
553,900		Simon Property Group, Inc	51,534,856
238,500	e	Strategic Hotels & Resorts, Inc	5,363,865
375,400	e	Taubman Centers, Inc	18,623,594

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Real Estate Securities Fund

SHARES		COMPANY	VALUE
289,400		Vornado Realty Trust	$31,787,696
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	577,496,667

HOTELS AND OTHER LODGING PLACES - 6.56%
262,200		Hilton Hotels Corp	8,775,834
26,300	*	MGM Mirage	2,169,224
237,200	e	Orient-Express Hotels Ltd (Class A)	12,666,480
218,900		Starwood Hotels & Resorts Worldwide, Inc	14,681,623
80,900	e*	Vail Resorts, Inc	4,924,383
		TOTAL HOTELS AND OTHER LODGING PLACES	43,217,544

JUSTICE, PUBLIC ORDER AND SAFETY - 0.54%
56,500	*	Corrections Corp of America	3,565,715
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	3,565,715

REAL ESTATE - 5.09%
310,000	g,m,v*	Asset Capital Corp, Inc	1,903,400
3,200,000		Beijing Capital Land Ltd	1,845,482
581,500	*	Brookfield Properties Corp	14,136,265
143,100	*	CB Richard Ellis Group, Inc (Class A)	5,223,150
156,000	v*	KWG Property Holding Ltd	145,242
35,000,000		Lai Fung Holdings Ltd	1,926,231
526,000		Thomas Properties Group, Inc	8,405,480
		TOTAL REAL ESTATE	33,585,250

		TOTAL COMMON STOCKS	662,203,139
		(Cost $650,096,083)

SHORT-TERM INVESTMENTS - 3.13%
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.13%
20,668,822		State Street Navigator Securities Lending Prime Portfolio	20,668,822
		TOTAL SHORT-TERM INVESTMENTS	20,668,822
		(Cost $20,668,822)

		TOTAL PORTFOLIO - 103.55%	682,871,961
		(Cost $670,764,905)

		OTHER ASSETS & LIABILITIES, NET - (3.55)%	(23,414,176)

		NET ASSETS - 100.00%	$659,457,785

	*	Non-income producing.
	e	All or a portion of these securities are out on loan.
	g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in
		transaction exempt from registration to qualified institutional buyers.
		At June 30, 2007, the value of these securities amounted to $3,061,200 or 0.46% of net assets.
	m	Indicates a security has been deemed illiquid.
	v	Security valued at fair value.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Managed Allocation Fund II

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
MANAGED ALLOCATION FUND II
STATEMENT OF INVESTMENTS (unaudited)
June 30, 2007

SHARES	COMPANY	VALUE
TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - 100.04%
23,340,158	TIAA-CREF Institutional Bond Plus Fund II - Institutional Class	$231,534,367
72,122	TIAA-CREF Institutional High-Yield Fund II - Institutional Class	721,222
5,250,220	TIAA-CREF Institutional International Equity Fund - Institutional Class	76,705,720
13,357,438	TIAA-CREF Institutional Large-Cap Growth Fund - Institutional Class	147,733,266
8,282,526	TIAA-CREF Institutional Large-Cap Value Fund - Institutional Class	144,944,207
8,429	TIAA-CREF Institutional Money Market Fund - Institutional Class	8,429
1,488	TIAA-CREF Institutional Real Estate Securities Fund - Institutional Class	21,760
69,102	TIAA-CREF Institutional Short-Term Bond Fund II - Institutional Class	688,258
1,629,438	TIAA-CREF Institutional Small-Cap Equity Fund - Institutional Class	26,999,788
	TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS	629,357,017
	(Cost $573,145,752)

	TOTAL PORTFOLIO - 100.04%	629,357,017
	(Cost $573,145,752)

	OTHER ASSETS & LIABILITIES, NET - (0.04)%	(255,313)

	NET ASSETS - 100.00%	$629,101,704

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
BOND FUND
STATEMENT OF INVESTMENTS (unaudited)
June 30, 2007

				MATURITY	MOODY'S
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE

CORPORATE BONDS - 39.23%

AMUSEMENT AND RECREATION SERVICES - 0.10%
$ 1,480,000		Walt Disney Co	5.700%	07/15/11	A2	$1,491,680
		TOTAL AMUSEMENT AND RECREATION SERVICES				1,491,680

ASSET BACKED - 15.14%
5,000,000		AmeriCredit Automobile Receivables Trust Series
		2006-AF (Class A4)	5.640	09/06/13	Aaa	5,023,080
5,000,000		AmeriCredit Automobile Receivables Trust Series
		2007-BF (Class A3A)	5.160	04/06/12	Aaa	4,980,825
186,349	i	AQ Finance NIM Trust Series 2004-RN2	5.520	04/25/09	Aaa	186,237
124,444	i,v	AQ Finance NIM Trust Series 2004-RN3	5.500	05/26/09	Aaa	124,444
55,677		Asset Backed Funding Corp NIM Trust Series
		2005-WMC1 (Class N1)	5.900	07/26/35	NR	55,265
4,000,000		Capital One Auto Finance Trust Series 2007-A
		(Class A3A)	5.250	08/15/11	Aaa	3,993,088
2,500,000		Capital One Auto Finance Trust Series 2007-B
		(Class A3A)	5.030	04/15/12	Aaa	2,486,115
400,000	i	Centex Home Equity Series 2004-C (Class AF5)	5.980	06/25/34	Aaa	391,452
13,635,116	i	Chase Funding Mortgage Loan Asset-Backed
		Certificates Series 2003-6 (Class 1A7)	4.277	09/25/33	Aaa	12,946,271
1,000,000	i	Chase Funding Mortgage Loan Asset-Backed
		Certificates Series 2004-2 (Class 1B)	5.700	02/25/35	Baa2	849,116
1,000,000	i	Chase Funding Mortgage Loan Asset-Backed
		Certificates Series 2004-2 (Class 1M1)	5.700	02/25/35	Aa2	971,719
921,844		Chase Manhattan Auto Owner Trust Series 2004-A
		(Class A4)	2.830	09/15/10	Aaa	909,793
1,010,000		CIT Equipment Collateral Series 2005-VT1 (Class
		A4)	4.360	11/20/12	Aaa	1,002,099
1,316,608	i	CIT Group Home Equity Loan Trust Series 2002-1
		(Class AF6)	6.200	02/25/30	Aaa	1,320,844
4,000,000	i	Citicorp Mortgage Securities, Inc Series 2006-1
		(Class A3)	5.706	07/25/36	Aaa	3,975,220
6,000,000	d	Citicorp Mortgage Securities, Inc Series 2006-2
		(Class A3)	5.563	09/25/36	Aaa	5,943,804
4,000,000	i	Countrywide Asset-Backed Certificates Series
		2007-S2 (Class A3)	5.813	05/25/37	Aaa	3,949,604
211,164	i	Countrywide Home Equity Loan Trust Series 2004-
		B (Class 1A)	5.540	02/15/29	Aaa	211,273
2,395,393	i	Credit-Based Asset Servicing and Securitization
		LLC Series 2007-MX1 (Class A1)	6.159	12/25/36	Aaa	2,394,253
2,700,000	i	Credit-Based Asset Servicing and Securitization
		LLC Series 2007-MX1 (Class A2)	5.763	12/25/36	Aaa	2,686,219
262,213		Detroit Edison Securitization Funding LLC Series
		2001-1 (Class A3)	5.875	03/01/10	Aaa	262,680

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY	MOODY'S
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 7,000,000	i	Flagstar Home Equity Loan Trust Series 2007-1A
		(Class AF3)	5.781%	01/25/35	Aaa	$6,900,978
388,534	i	GMAC Mortgage Corporation Loan Trust 2005-
		HE2 A3	4.622	11/25/35	Aaa	384,785
1,435,000		GMAC Mortgage Corporation Loan Trust 2006-
		HLTV A3	5.590	10/25/29	Aaa	1,428,432
1,350,000		GMAC Mortgage Corporation Loan Trust 2006-
		HLTV A4	5.810	10/25/29	Aaa	1,330,592
1,175,285	i	Golden Securities Corp Series 2003-A (Class A1)	5.620	12/02/13	Aaa	1,174,698
9,000,000		Hertz Vehicle Financing LLC Series 2005-1A
		(Class A3)	5.010	02/25/11	Aaa	8,901,270
2,000,000		Hertz Vehicle Financing LLC Series 2005-1A
		(Class A5)	5.080	11/25/11	Aaa	1,972,222
3,000,000		Hertz Vehicle Financing LLC Series 2005-2A
		(Class A2)	4.930	02/25/10	Aaa	2,979,015
2,912,666	i	HFC Home Equity Loan Asset Backed Certificates
		Series 2006-4 (Class A1F)	5.790	03/20/36	Aaa	2,906,276
2,738,564	i	HFC Home Equity Loan Asset Backed Certificates
		Series 2007-1 (Class A1F)	5.910	03/20/36	Aaa	2,736,226
5,000,000	i	HFC Home Equity Loan Asset Backed Certificates
		Series 2007-1 (Class A3F)	5.730	03/20/36	Aaa	4,952,415
15,000,000		Honda Auto Receivables Owner Trust Series 2007-
		1 (Class A4)	5.090	07/18/13	NR	14,880,315
2,020,000		Household Automotive Trust Series 2006-2 (Class
		A3)	5.610	08/17/11	Aaa	2,026,113
6,760,000		Household Credit Card Master Note Trust I Series
		2006-1 (Class A)	5.100	06/15/12	Aaa	6,726,768
15,000,000		Hyundai Auto Receivables Trust Series 2006-A
		(Class A3)	5.130	06/15/10	Aaa	14,980,170
2,000,000		JP Morgan Chase Commercial Mortgage Securities
		Corp Series 2007-CB18 (Class A4)	5.440	06/12/47	Aaa	1,932,698
1,020,027	d	JPMorgan Auto Receivables Trust Series 2007-A
		(Class A1)	5.344	02/15/08	P-1	1,020,472
3,000,000		JPMorgan Auto Receivables Trust Series 2007-A
		(Class A3)	5.190	02/15/11	Aaa	2,992,071
93,654		Long Beach Asset Holdings Corp Series 2006-4
		(Class N1)	5.877	06/25/46	NR	70,241
523,532	v	Long Beach Asset Holdings Corp Series 2006-6
		(Class N1)	6.072	09/25/46	NR	392,649
2,328,847		Marriott Vacation Club Owner Trust Series 2006-
		1A (Class A)	5.737	04/20/28	Aaa	2,331,845
3,000,000	v	Marriott Vacation Club Owner Trust Series 2007-
		1A (Class A)	5.518	05/20/29	Aaa	3,005,273
3,380,000		Morgan Stanley Capital I Series 2005-HQ5 (Class
		A2)	4.809	01/14/42	NR	3,329,472
2,000,000	i	Morgan Stanley Capital I Series 2006-HE1 (Class
		A2)	5.440	01/25/36	Aaa	1,999,350
675,000	i	Morgan Stanley Capital I Series 2006-T21 (Class
		AJ)	5.273	10/12/52	Aaa	646,190
9,200,000		Nissan Auto Lease Trust Series 2006-A (Class A3)	5.110	03/15/10	Aaa	9,168,876
3,800,000		Nissan Auto Lease Trust Series 2006-A (Class A4)	5.100	07/16/12	Aaa	3,779,362

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY	MOODY'S
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 5,000,000		Nissan Auto Receivables Owner Trust Series 2007-
		A (Class A3)	5.100%	11/15/10	Aaa	$4,985,440
370,000		Peco Energy Transition Trust Series 1999-A (Class
		A7)	6.130	03/01/09	Aaa	371,471
254,470		Public Service New Hampshire Funding LLC
		Series 2001-1 (Class A2)	5.730	11/01/10	Aaa	255,150
8,000,000	i	Residential Asset Mortgage Products, Inc Series
		2004-RS11 (Class M1)	5.940	11/25/34	Aa1	8,029,480
430,894		Residential Asset Securities Corp Series 2001-KS2
		(Class AI6)	6.489	10/25/30	Aaa	430,169
1,350,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-H12 (Class A2)	5.750	02/25/36	Aaa	1,347,731
1,600,000	i	Residential Funding Mortgage Securities II, Inc
		Series 2006-HI1 (Class A3)	5.570	02/25/36	Aaa	1,572,747
200,000	i	Residential Funding Mortgage Securities II, Inc
		Series 2006-HI1 (Class M2)	6.060	02/25/36	Aa2	195,067
2,020,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-HI3 (Class A3)	5.960	02/25/36	Aaa	2,018,144
6,760,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-HI4 (Class A3)	5.440	09/25/36	Aaa	6,669,551
1,400,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-HI5 (Class A2)	5.520	04/25/21	Aaa	1,392,244
2,500,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-HI5 (Class A3)	5.500	08/25/25	Aaa	2,467,415
2,020,000	i	Residential Funding Mortgage Securities II, Inc
		Series 2006-HSA2 (Class AI3)	5.550	03/25/36	Aaa	2,005,288
1,124,320	v	Sierra Receivables Funding Co Series 2006-1A
		(Class A1)	5.840	05/20/18	Aaa	1,127,020
7,949,378	v	Sonic Capital LLC Series 2006-1A (Class A2)	5.096	12/20/31	Aaa	7,765,238
5,000,000		Triad Auto Receivables Owner Trust Series 2005-
		A (Class A4)	4.220	06/12/12	Aaa	4,916,750
9,000,000	d	Volkswagen Auto Lease Trust Series 2006-A
		(Class A3)	5.500	09/21/09	Aaa	9,012,249
10,000,000	d	Volkswagen Auto Lease Trust Series 2006-A
		(Class A4)	5.540	04/20/11	Aaa	10,023,910
8,000,000		Wachovia Auto Loan Owner Trust Series 2006-2A
		(Class A3)	5.230	08/22/11	Aaa	7,987,224
1,045,634	i	Wachovia Loan Trust Series 2005-SD1 (Class A)	5.680	05/25/35	NR	1,045,092
		TOTAL ASSET BACKED				233,229,555

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.20%
1,720,000		Home Depot, Inc	5.400	03/01/16	Aa3	1,612,142
1,350,000		Lowe's Cos, Inc	8.250	06/01/10	A1	1,442,782
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES				3,054,924

CHEMICALS AND ALLIED PRODUCTS - 0.40%
1,620,000		Abbott Laboratories	5.600	05/15/11	A1	1,626,653
2,250,000	g	Amgen, Inc	5.850	06/01/17	A2	2,213,284
740,000		Ecolab, Inc	6.875	02/01/11	A2	768,971
280,000		EI Du Pont de Nemours & Co	3.375	11/15/07	A2	277,961
1,105,000		EI Du Pont de Nemours & Co	4.125	03/06/13	A2	1,017,407
250,000		Lubrizol Corp	4.625	10/01/09	Baa3	245,032
		TOTAL CHEMICALS AND ALLIED PRODUCTS				6,149,308

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY	MOODY'S
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
COMMUNICATIONS - 2.22%
$ 1,168,000		Alamosa Delaware, Inc	11.00%	07/31/10	Baa3	$1,236,620
670,000		America Movil S.A. de C.V.	6.375	03/01/35	A3	652,707
16,000		AT&T Corp	6.000	03/15/09	NR	16,114
1,350,000		AT&T, Inc	5.100	09/15/14	A2	1,288,705
900,000		AT&T, Inc	5.625	06/15/16	A2	878,028
940,000		AT&T, Inc	6.150	09/15/34	A2	900,771
180,000		BellSouth Corp	6.875	10/15/31	A2	185,322
5,000,000		Comcast Corp	5.875	02/15/18	Baa2	4,847,868
1,180,000		Comcast Corp	5.650	06/15/35	Baa2	1,030,027
270,000		Comcast Corp	6.500	11/15/35	Baa2	262,245
950,000		Deutsche Telekom International Finance BV	8.250	06/15/30	A3	1,136,851
600,000		Embarq Corp	7.995	06/01/36	Baa3	606,566
330,000		France Telecom S.A.	7.750	03/01/11	A3	352,638
1,330,000		New Cingular Wireless Services, Inc	7.875	03/01/11	A3	1,429,858
370,000		New Cingular Wireless Services, Inc	8.750	03/01/31	A3	462,079
750,000		Rogers Wireless, Inc	7.500	03/15/15	Baa3	798,232
2,530,000		Sprint Capital Corp	8.375	03/15/12	Baa3	2,756,754
2,000,000		Sprint Nextel Corp	6.000	12/01/16	Baa3	1,895,164
1,400,000	h	Telefonica Emisiones SAU	6.221	07/03/17	Baa1	1,400,041
1,700,000	g	Time Warner Cable, Inc	5.400	07/02/12	Baa2	1,668,761
2,300,000	g	Time Warner Cable, Inc	5.850	05/01/17	Baa2	2,235,964
500,000	g	Time Warner Cable, Inc	6.550	05/01/37	Baa2	482,607
430,000		Verizon Communications, Inc	5.850	09/15/35	A3	394,685
670,000		Verizon New England, Inc	4.750	10/01/13	Baa1	621,195
1,120,000		Verizon New Jersey, Inc	5.875	01/17/12	A3	1,115,395
500,000		Verizon Virginia, Inc	4.625	03/15/13	Baa1	462,354
1,790,000		Viacom, Inc	5.750	04/30/11	Baa3	1,787,483
670,000		Viacom, Inc	6.875	04/30/36	Baa3	647,752
1,000,000		Vodafone Group plc	5.625	02/27/17	Baa1	956,461
1,750,000		Vodafone Group plc	6.150	02/27/37	Baa1	1,631,312
		TOTAL COMMUNICATIONS				34,140,559

DEPOSITORY INSTITUTIONS - 3.99%
1,350,000	g	American Honda Finance Corp	5.125	12/15/10	Aa3	1,336,759
500,000		Bank of America Corp	6.250	04/15/12	Aa1	514,940
2,000,000		Bank of America Corp	4.875	09/15/12	Aa1	1,938,754
1,400,000		Bank of America NA	5.300	03/15/17	Aa1	1,334,432
1,350,000		Bank of America NA	6.000	10/15/36	Aa1	1,301,712
1,350,000		Bank One Corp	2.625	06/30/08	Aa2	1,314,860
2,225,000		Bank One Corp	5.250	01/30/13	Aa3	2,172,358
700,000	i	BB&T Capital Trust IV	6.820	06/12/57	A1	698,425
840,000	g,i	BOI Capital Funding No. 2 LP	5.571	12/30/49	A1	796,474
500,000		Capital One Bank	5.125	02/15/14	A2	479,489
750,000		Citigroup, Inc	5.100	09/29/11	Aa1	737,916
1,100,000		Citigroup, Inc	5.250	02/27/12	Aa1	1,086,150
2,570,000	e	Citigroup, Inc	5.125	05/05/14	Aa1	2,482,702
1,720,000		Citigroup, Inc	5.850	12/11/34	Aa1	1,643,762
750,000	g,i	Credit Agricole S.A.	6.637	12/30/49	Aa3e	729,050
13,700,000	g	Depfa ACS Bank	5.125	03/16/37	Aaa	12,553,461
410,000		FIA Card Services NA	5.375	01/15/08	Aaa	409,907
650,000		FIA Card Services NA	4.625	08/03/09	Aaa	640,020

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY	MOODY'S
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 270,000		Golden West Financial Corp	4.750%	10/01/12	Aa3	$259,914
270,000		Greenpoint Financial Corp	3.200	06/06/08	A3	264,291
1,050,000	i	Huntington Capital III	6.650	05/15/37	Baa1	1,004,537
670,000	ie	ING Groep NV	5.775	12/30/49	A1	645,924
370,000		JPMorgan Chase & Co	7.875	06/15/10	Aa3	393,416
250,000	e	JPMorgan Chase & Co	4.500	01/15/12	Aa2	239,311
560,000		M&I Marshall & Ilsley Bank	4.125	09/04/07	Aa3	558,925
1,690,000		M&I Marshall & Ilsley Bank	4.400	03/15/10	Aa3e	1,645,250
500,000	i	Manufacturers & Traders Trust Co	5.629	12/01/21	A2	478,785
370,000		Mellon Funding Corp	6.400	05/14/11	Aa3	380,414
370,000		National Westminster Bank plc	7.375	10/01/09	Aa1	384,503
670,000		Popular North America, Inc	3.875	10/01/08	A2	655,166
840,000		Popular North America, Inc	5.650	04/15/09	A2	838,088
330,000	g,i	Rabobank Capital Funding Trust	5.254	12/30/49	Aa2	308,983
810,000		Regions Financial Corp	6.375	05/15/12	A2	831,913
500,000	g,i	Societe Generale	5.922	12/30/49	A1	484,115
1,010,000		Union Bank of California NA	5.950	05/11/16	A1	1,004,388
940,000		US Bank NA	5.700	12/15/08	Aa2	943,088
550,000		Wachovia Bank NA	4.850	07/30/07	Aa1	549,763
1,010,000		Wachovia Bank NA	4.800	11/01/14	Aa2	949,677
2,000,000		Wachovia Bank NA	5.850	02/01/37	Aa2	1,883,041
1,350,000		Wachovia Corp	5.300	10/15/11	Aa3	1,336,206
940,000		Wachovia Corp	5.250	08/01/14	A1	908,650
1,400,000		Wachovia Corp	5.750	06/15/17	Aa3e	1,384,211
1,350,000	e	Washington Mutual, Inc	5.500	08/24/11	A2	1,337,165
2,530,000	e	Wells Fargo & Co	5.300	08/26/11	Aa1	2,510,437
2,190,000		Wells Fargo Bank NA	6.450	02/01/11	Aa1	2,254,644
4,550,000		Wells Fargo Bank NA	4.750	02/09/15	Aa1	4,264,447
670,000		Wells Fargo Bank NA	5.950	08/26/36	Aa1	656,558
		TOTAL DEPOSITORY INSTITUTIONS				61,526,981

ELECTRIC, GAS, AND SANITARY SERVICES - 1.55%
770,000		Atmos Energy Corp	4.000	10/15/09	Baa3	743,931
330,000	e	Carolina Power & Light Co	5.700	04/01/35	A2	307,297
270,000		CenterPoint Energy Resources Corp	7.875	04/01/13	Baa3	294,542
1,000,000		CenterPoint Energy Resources Corp	6.250	02/01/37	Baa3	963,091
1,000,000		Centerpoint Energy, Inc	5.950	02/01/17	Ba1	979,922
1,000,000		Commonwealth Edison Co	3.700	02/01/08	Baa2	988,368
939,000		Consolidated Natural Gas Co	6.250	11/01/11	Baa1	961,067
330,000		Consolidated Natural Gas Co	5.000	12/01/14	Baa1	313,669
500,000		Consumers Energy Co	4.400	08/15/09	Baa1	488,570
1,915,000		FirstEnergy Corp	6.450	11/15/11	Baa3	1,971,315
1,010,000	e	Florida Power & Light Co	4.850	02/01/13	Aa3	972,628
670,000		Florida Power Corp	4.500	06/01/10	A2	651,910
750,000	i	FPL Group Capital, Inc	6.350	10/01/66	A3	725,483
270,000		National Fuel Gas Co	5.250	03/01/13	Baa1	262,125
560,000		National Rural Utilities Cooperative Finance Corp	5.750	08/28/09	A2	563,075
2,020,000		Nisource Finance Corp	5.400	07/15/14	Baa3	1,942,163
1,350,000		Northern States Power Co	6.250	06/01/36	A2	1,375,911
670,000		Northern States Power-Minnesota	5.250	07/15/35	A2	593,338
330,000		Ohio Power Co	5.300	11/01/10	A3	327,373
670,000		ONEOK Partners LP	5.900	04/01/12	Baa2	673,814
2,020,000		Pacific Gas & Electric Co	4.200	03/01/11	Baa1	1,928,659

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY	MOODY'S
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 1,000,000		Pacific Gas & Electric Co	5.800%	03/01/37	Baa1	$933,495
270,000		Public Service Co of Colorado	5.500	04/01/14	A3	266,381
330,000	e	Puget Sound Energy, Inc	6.274	03/15/37	Baa2	323,290
250,000	e	Southern California Edison Co	6.000	01/15/34	A2	248,111
770,000		Southern California Edison Co	5.350	07/15/35	A2	695,978
740,000		Texas Eastern Transmission LP	5.250	07/15/07	A3	739,872
1,100,000		Texas Eastern Transmission LP	7.300	12/01/10	A3	1,156,191
220,000		TXU Electric Delivery Co	7.250	01/15/33	Baa2	238,181
1,280,000		Virginia Electric and Power Co	4.750	03/01/13	Baa1	1,219,899
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				23,849,649

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.08%
840,000		Cisco Systems, Inc	5.500	02/22/16	A1	820,179
370,000		Cooper Industries, Inc	5.250	07/01/07	NR	370,000
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				1,190,179

FOOD AND KINDRED PRODUCTS - 0.41%
1,101,000		Archer-Daniels-Midland Co	7.125	03/01/13	A2	1,172,635
270,000		Bottling Group LLC	4.625	11/15/12	Aa2	259,017
600,000		Bunge Ltd Finance Corp	5.100	07/15/15	Baa2	549,415
670,000		Companhia Brasileira de Bebidas	8.750	09/15/13	Baa1	760,450
740,000		Coors Brewing Co	6.375	05/15/12	Baa2	762,234
1,500,000		Diageo Capital plc	5.125	01/30/12	A3	1,468,489
370,000		Kellogg Co	6.600	04/01/11	A3	381,842
330,000		Kraft Foods, Inc	6.500	11/01/31	Baa1	319,506
670,000		WM Wrigley Jr Co	4.650	07/15/15	A1	621,011
		TOTAL FOOD AND KINDRED PRODUCTS				6,294,599

FOOD STORES - 0.12%
740,000		Kroger Co	6.800	04/01/11	Baa2	763,809
670,000		Safeway, Inc	4.125	11/01/08	Baa2	657,178
370,000	e	Safeway, Inc	7.250	02/01/31	Baa2	383,744
		TOTAL FOOD STORES				1,804,731

FURNITURE AND FIXTURES - 0.04%
560,000	e	Masco Corp	4.625	08/15/07	Baa1	559,315
		TOTAL FURNITURE AND FIXTURES				559,315

GENERAL MERCHANDISE STORES - 0.36%
670,000		May Department Stores Co	3.950	07/15/07	Baa2	669,652
1,900,000		Target Corp	5.375	05/01/17	A1	1,822,032
930,000		Wal-Mart Stores, Inc	6.875	08/10/09	Aa2	956,860
1,350,000		Wal-Mart Stores, Inc	4.000	01/15/10	Aa2	1,305,899
770,000		Wal-Mart Stores, Inc	4.125	02/15/11	Aa2	738,569
		TOTAL GENERAL MERCHANDISE STORES				5,493,012

HEALTH SERVICES - 0.07%
1,150,000		Quest Diagnostics, Inc	6.400	07/01/17	Baa3	1,160,880
		TOTAL HEALTH SERVICES				1,160,880

HOLDING AND OTHER INVESTMENT OFFICES - 0.40%
670,000		Archstone-Smith Trust	5.750	03/15/16	Baa1	669,454
1,100,000		BHP Billiton Finance Ltd	5.400	03/29/17	A1	1,057,950

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY	MOODY'S
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 500,000		Colonial Properties Trust	6.250%	06/15/14	Baa3	$504,728
1,350,000		iStar Financial, Inc	5.150	03/01/12	Baa2	1,300,657
500,000		iStar Financial, Inc	5.700	03/01/14	Baa2	487,806
1,500,000	e	iStar Financial, Inc	5.850	03/15/17	Baa2	1,430,378
670,000		Simon Property Group LP	5.600	09/01/11	A3	669,727
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				6,120,700

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.58%
1,500,000	g	Atlas Copco AB	5.600	05/22/17	A3	1,461,634
870,000		Caterpillar Financial Services Corp	2.700	07/15/08	A2	845,460
1,690,000		Caterpillar, Inc	6.050	08/15/36	A2	1,660,944
935,000		Dover Corp	6.500	02/15/11	A2	961,898
2,000,000		Hewlett-Packard Co	5.250	03/01/12	A2	1,975,557
1,000,000		Hewlett-Packard Co	5.400	03/01/17	A2	965,568
1,010,000		John Deere Capital Corp	7.000	03/15/12	A2	1,067,338
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				8,938,399

INSTRUMENTS AND RELATED PRODUCTS - 0.08%
270,000		Johnson & Johnson	3.800	05/15/13	Aaa	248,999
600,000		Medtronic, Inc	4.750	09/15/15	A1	555,923
500,000		Thermo Fisher Scientific, Inc	5.000	06/01/15	Baa2	461,390
		TOTAL INSTRUMENTS AND RELATED PRODUCTS				1,266,312

INSURANCE CARRIERS - 0.94%
1,350,000		Aetna, Inc	6.625	06/15/36	A3	1,370,531
330,000		Allstate Corp	5.000	08/15/14	A1	316,413
1,350,000		American International Group, Inc	5.050	10/01/15	Aa2	1,292,713
2,200,000	i	Chubb Corp	6.375	03/29/37	A3	2,139,104
750,000		Chubb Corp	6.000	05/11/37	A2	717,169
670,000	g	Liberty Mutual Group, Inc	6.500	03/15/35	Baa2	609,502
500,000	g	Mantis Reef Ltd	4.799	11/03/09	A3	490,344
770,000		Metlife, Inc	5.000	06/15/15	A2	731,607
500,000		Metlife, Inc	5.700	06/15/35	A2	462,167
1,010,000	g	Pricoa Global Funding I	3.900	12/15/08	Aa3	987,199
1,700,000	g	Principal Life Global Funding I	5.125	10/15/13	Aa2	1,663,943
1,600,000	g	Prudential Funding LLC	6.750	09/15/23	A1	1,662,317
670,000		UnitedHealth Group, Inc	5.250	03/15/11	A3	662,218
750,000		WellPoint, Inc	5.875	06/15/17	Baa1	741,864
655,000		WellPoint, Inc	5.850	01/15/36	Baa1	597,094
		TOTAL INSURANCE CARRIERS				14,444,185

METAL MINING - 0.09%
330,000		Barrick Gold Finance Co	4.875	11/15/14	Baa1	309,417
670,000	g	Corp Nacional del Cobre de Chile - CODELCO	4.750	10/15/14	Aa3	625,448
500,000		Vale Overseas Ltd	6.250	01/11/16	Baa3	497,045
		TOTAL METAL MINING				1,431,910

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.08%
770,000	g	Controladora Mabe S.A. C.V.	6.500	12/15/15	NR	771,925
560,000		Harsco Corp	5.125	09/15/13	A3	540,715
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES				1,312,640

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY	MOODY'S
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
MISCELLANEOUS RETAIL - 0.13%
$ 2,150,000		CVS Caremark Corp	5.750%	06/01/17	Baa2	$2,074,232
		TOTAL MISCELLANEOUS RETAIL				2,074,232

MOTION PICTURES - 0.32%
1,310,000		Historic TW, Inc	6.625	05/15/29	Baa2	1,272,749
330,000		News America, Inc	7.625	11/30/28	Baa2	357,234
2,500,000	g	News America, Inc	6.150	03/01/37	Baa2	2,303,328
910,000		Time Warner, Inc	6.875	05/01/12	Baa2	949,506
		TOTAL MOTION PICTURES				4,882,817

NONDEPOSITORY INSTITUTIONS - 2.79%
11,300,000	g	BA Covered Bond Issuer	5.500	06/14/12	Aaa	11,338,287
1,900,000		Boeing Capital Corp Ltd	6.100	03/01/11	A2	1,942,985
1,480,000		Capital One Financial Corp	5.700	09/15/11	A3	1,473,379
1,010,000		Capital One Financial Corp	5.500	06/01/15	A3	970,465
900,000		CIT Group Funding Co of Canada	5.200	06/01/15	A2	837,357
950,000		CIT Group, Inc	5.400	02/13/12	A2	930,651
1,800,000		CIT Group, Inc	5.850	09/15/16	A2	1,735,290
8,000,000		General Electric Capital Corp	5.500	06/04/14	Aaa	7,907,687
330,000	g,i	HSBC Capital Funding LP	4.610	12/30/49	A1	309,277
1,520,000		HSBC Finance Corp	5.250	01/14/11	Aa3	1,501,734
750,000		HSBC Finance Corp	5.900	06/19/12	Aa3	754,179
1,690,000	e	HSBC Finance Corp	5.250	04/15/15	Aa3	1,608,803
3,750,000		HSBC Finance Corp	5.500	01/19/16	Aa3	3,608,775
1,520,000		International Lease Finance Corp	5.450	03/24/11	A1	1,509,821
1,900,000		International Lease Finance Corp	5.650	06/01/14	A1	1,878,180
1,077,000		MBNA Corp	6.125	03/01/13	Aa1	1,095,125
430,000		Residential Capital LLC	6.125	11/21/08	Baa3	426,568
1,000,000		Residential Capital LLC	6.500	06/01/12	Baa3	974,193
1,420,000		Residential Capital LLC	6.500	04/17/13	Baa3	1,371,394
330,000		SLM Corp	5.400	10/25/11	A2	302,769
460,000		Toyota Motor Credit Corp	2.875	08/01/08	Aaa	447,689
		TOTAL NONDEPOSITORY INSTITUTIONS				42,924,608

OIL AND GAS EXTRACTION - 0.71%
1,900,000		Apache Corp	6.000	01/15/37	A3	1,812,392
1,110,000		Baker Hughes, Inc	6.875	01/15/29	A2	1,198,734
600,000		BJ Services Co	5.750	06/01/11	Baa1	598,332
740,000		Devon OEI Operating, Inc	4.375	10/01/07	Baa3	737,838
500,000	g	Empresa Nacional de Petroleo ENAP	6.750	11/15/12	A2	520,872
270,000		Equitable Resources, Inc	5.150	11/15/12	A2	261,389
300,000	g	Lukoil International Finance BV	6.356	06/07/17	Baa2	291,000
330,000		Nexen, Inc	5.050	11/20/13	Baa2	314,716
1,500,000		Nexen, Inc	5.650	05/15/17	Baa2	1,442,728
330,000		PC Financial Partnership	5.000	11/15/14	Baa2	309,975
770,000		Petro-Canada	5.950	05/15/35	Baa2	710,422
500,000	g	Weatherford International, Inc	5.950	06/15/12	Baa1	504,489
2,230,000		XTO Energy, Inc	6.250	04/15/13	Baa2	2,269,685
		TOTAL OIL AND GAS EXTRACTION				10,972,572

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY	MOODY'S
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
OTHER MORTGAGE BACKED SECURITIES - 4.55%
$ 2,230,000		Banc of America Commercial Mortgage, Inc Series
		2002-2 (Class A3)	5.118%	07/11/43	NR	$2,184,443
2,000,000	i	Banc of America Commercial Mortgage, Inc Series
		2005-1 (Class B)	5.143	11/10/42	NR	1,920,242
650,000	i	Banc of America Commercial Mortgage, Inc Series
		2005-6 (Class AJ)	5.353	09/10/47	Aaa	622,824
670,000	i	Banc of America Commercial Mortgage, Inc Series
		2006-2 (Class A4)	5.930	05/10/45	NR	668,000
2,000,000		Banc of America Commercial Mortgage, Inc Series
		2006-4 (Class A4)	5.634	07/10/46	Aaa	1,963,648
670,000		Banc of America Commercial Mortgage, Inc Series
		2006-5 (Class A4)	5.414	09/10/47	Aaa	648,817
2,144,661		Banc of America Mortgage Securities Series 2006-
		1 (Class A8)	6.000	05/01/36	Aaa	2,145,956
428,317		Bank of America Alternative Loan Trust Series
		2004-8 (Class 3A1)	5.500	09/25/19	Aaa	425,502
2,000,000	i	Bear Stearns Commercial Mortgage Securities
		Series 2005-PW10 (Class AJ)	5.615	12/11/40	NR	1,951,312
2,075,000	i	Bear Stearns Commercial Mortgage Securities
		Series 2006-PW11 (Class A4)	5.625	03/11/39	NR	2,033,064
1,500,000	i	Bear Stearns Commercial Mortgage Securities
		Series 2006-PW12 (Class A4)	5.895	09/11/38	Aaa	1,493,276
2,000,000		Bear Stearns Commercial Mortgage Securities
		Series 2006-PW14 (Class A4)	5.201	12/11/38	NR	1,903,946
1,000,000	i	Bear Stearns Commercial Mortgage Securities
		Series 2006-T22 (Class A4)	5.633	04/12/38	Aaa	984,263
1,465,000		Bear Stearns Commercial Mortgage Securities
		Series 2006-T24 (Class A4)	5.537	10/12/41	Aaa	1,432,798
2,020,000		Citigroup/Deutsche Bank Commercial Mortgage
		Trust Series 2006-CD3 (Class A5)	5.617	10/15/48	Aaa	1,983,893
3,945,613		Citimortgage Alternative Loan Trust Series 2006-
		A1 (Class 2A1)	5.250	03/25/21	Aaa	3,830,946
1,647,416		Countrywide Home Loan Mortgage Pass Through
		Trust Series 2005-17 (Class 1A10)	5.250	09/25/35	NR	1,627,885
1,480,000	i	Credit Suisse Mortgage Capital Certificates Series
		2006-C1 (Class A4)	5.609	02/15/39	NR	1,451,520
1,400,000	i	Credit Suisse Mortgage Capital Certificates Series
		2006-C2 (Class A3)	5.847	03/15/39	Aaa	1,386,903
1,620,000		Credit Suisse Mortgage Capital Certificates Series
		2006-C4 (Class A3)	5.467	09/15/39	Aaa	1,571,823
2,000,000		Credit Suisse Mortgage Capital Certificates Series
		2006-C5 (Class A3)	5.311	12/15/39	Aaa	1,917,394
3,000,000	i	Credit Suisse/Morgan Stanley Commercial
		Mortgage Certificate Series HC1A (Class A1)	5.510	05/15/23	Aaa	3,002,331
1,120,000		GE Capital Commercial Mortgage Corp Series
		2003-C2 (Class A4)	5.145	07/10/37	Aaa	1,088,275
1,350,000	i	Greenwich Capital Commercial Funding Corp
		Series 2004-GG1 (Class A7)	5.317	06/10/36	Aaa	1,318,793
1,350,000		GS Mortgage Securities Corp II Series 2006-GG8
		(Class A4)	5.560	11/10/39	Aaa	1,320,524
1,490,000		JP Morgan Chase Commercial Mortgage Securities
		Corp Series 2003-CB6 (Class A2)	5.255	07/12/37	Aaa	1,455,346

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY	MOODY'S
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 2,500,000	i	JP Morgan Chase Commercial Mortgage Securities
		Corp Series 2007-LD11 (Class AJ)	6.007%	06/15/49	Aaa	$2,465,504
6,760,000	i	LB-UBS Commercial Mortgage Trust Series 2004-
		C7 (Class A6)	4.786	10/15/29	Aaa	6,383,799
870,000		LB-UBS Commercial Mortgage Trust Series 2005-
		C3 (Class A2)	4.553	07/15/30	Aaa	850,028
1,350,000	i	LB-UBS Commercial Mortgage Trust Series 2005-
		C5 (Class AJ)	5.057	09/15/40	NR	1,277,807
1,000,000	i	LB-UBS Commercial Mortgage Trust Series 2006-
		C4 (Class A4)	6.097	06/15/38	Aaa	1,007,290
870,000	i	Merrill Lynch Mortgage Trust Series 2005-LC1
		(Class A4)	5.291	01/12/44	Aaa	839,194
700,000	i	Merrill Lynch Mortgage Trust Series 2006-C1
		(Class A4)	5.843	05/12/39	NR	695,010
1,400,000	i	Merrill Lynch/Countrywide Commercial Mortgage
		Trust Series 2006-1 (Class A4)	5.608	02/12/39	NR	1,368,139
2,000,000	i	Morgan Stanley Capital I Series 2006-HQ8 (Class
		AJ)	5.641	03/12/44	Aaa	1,955,090
670,000	i	Morgan Stanley Capital I Series 2006-HQ9 (Class
		A4)	5.731	07/12/44	NR	663,672
300,000	i	Morgan Stanley Capital I Series 2006-IQ11 (Class
		AJ)	5.949	10/15/42	NR	296,424
1,350,000	i	Wachovia Bank Commercial Mortgage Trust
		Series 2005-C20 (Class A7)	5.118	07/15/42	Aaa	1,290,476
540,000	i	Wachovia Bank Commercial Mortgage Trust
		Series 2006-C24 (Class A3)	5.558	03/15/45	Aaa	528,846
6,023,003		Washington Mutual, Inc Series 2003-S10 (Class
		A1)	4.500	10/25/18	NR	5,789,125
2,437,554		Wells Fargo Mortgage Backed Securities Trust
		Series 2005-1 (Class 2A1)	5.000	01/25/20	Aaa	2,385,186
		TOTAL OTHER MORTGAGE BACKED SECURITIES				70,129,314

PAPER AND ALLIED PRODUCTS - 0.11%
670,000		Bemis Co, Inc	4.875	04/01/12	Baa1	645,100
1,120,000		Kimberly-Clark Corp	7.100	08/01/07	Aa3	1,121,303
		TOTAL PAPER AND ALLIED PRODUCTS				1,766,403

PETROLEUM AND COAL PRODUCTS - 0.11%
670,000		Conoco Funding Co	6.350	10/15/11	A1	691,459
370,000	e	ConocoPhillips	5.900	10/15/32	A1	360,607
700,000		Valero Energy Corp	6.625	06/15/37	Baa3	698,827
		TOTAL PETROLEUM AND COAL PRODUCTS				1,750,893

PIPELINES, EXCEPT NATURAL GAS - 0.45%
670,000		Enbridge Energy Partners LP	4.000	01/15/09	Baa2	655,044
270,000		Enterprise Products Operating LP	4.000	10/15/07	Baa3	268,881
330,000		Enterprise Products Operating LP	4.950	06/01/10	Baa3	324,431
500,000		Enterprise Products Operating LP	5.600	10/15/14	Baa3	487,402
370,000		Panhandle Eastern Pipe Line	4.800	08/15/08	Baa3	365,776
670,000		Plains All American Pipeline LP	4.750	08/15/09	Baa3	658,215
370,000		TransCanada Pipelines Ltd	4.000	06/15/13	A2	337,018
2,900,000		TransCanada Pipelines Ltd	7.690	06/30/16	A2	3,272,047

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY	MOODY'S
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 600,000		TransCanada Pipelines Ltd	5.850%	03/15/36	A2	$568,301
		TOTAL PIPELINES, EXCEPT NATURAL GAS				6,937,115

RAILROAD TRANSPORTATION - 0.35%
670,000		Burlington Northern Santa Fe Corp	6.750	07/15/11	Baa1	694,340
750,000		Burlington Northern Santa Fe Corp	5.650	05/01/17	Baa1	728,947
750,000		Burlington Northern Santa Fe Corp	6.150	05/01/37	Baa1	724,339
370,000		Canadian National Railway Co	4.400	03/15/13	A3	345,444
710,000		Canadian National Railway Co	6.200	06/01/36	A3	698,023
500,000	e	CSX Corp	6.000	10/01/36	Baa3	463,881
1,263,000		Norfolk Southern Corp	5.590	05/17/25	Baa1	1,146,473
187,000		Norfolk Southern Corp	7.250	02/15/31	Baa1	201,252
330,000		Union Pacific Corp	6.500	04/15/12	Baa2	339,533
		TOTAL RAILROAD TRANSPORTATION				5,342,232

REAL ESTATE - 0.05%
750,000	g,i	USB Realty Corp	6.091	12/30/49	A1	735,677
		TOTAL REAL ESTATE				735,677

SECURITY AND COMMODITY BROKERS - 1.81%
1,500,000		Bear Stearns Cos, Inc	5.700	11/15/14	A1	1,463,760
930,000		Burlington Resources Finance Co	6.400	08/15/11	A2	960,011
1,110,000		Burlington Resources Finance Co	7.200	08/15/31	A2	1,248,275
1,450,000		Credit Suisse USA, Inc	5.500	08/16/11	Aa1	1,446,795
1,000,000	i	Goldman Sachs Capital II	5.793	12/30/49	A2	975,945
430,000		Goldman Sachs Group, Inc	5.000	01/15/11	Aa3	421,692
1,500,000		Goldman Sachs Group, Inc	5.300	02/14/12	Aa3	1,475,903
670,000		Goldman Sachs Group, Inc	4.750	07/15/13	Aa3	632,920
430,000		Goldman Sachs Group, Inc	5.500	11/15/14	Aa3	419,790
800,000		Goldman Sachs Group, Inc	5.625	01/15/17	A1	766,080
1,380,000		Goldman Sachs Group, Inc	5.950	01/15/27	A1	1,304,275
750,000	i	Lehman Brothers Holdings Capital Trust V	5.857	12/30/49	A3e	734,669
1,700,000		Lehman Brothers Holdings, Inc	5.250	02/06/12	A1	1,669,393
550,000	i	Lehman Brothers Holdings, Inc	6.000	05/03/32	A2	515,032
670,000		Merrill Lynch & Co, Inc	5.000	02/03/14	Aa3	640,584
750,000		Merrill Lynch & Co, Inc	5.700	05/02/17	A1	722,056
1,450,000		Merrill Lynch & Co, Inc	6.110	01/29/37	A1	1,362,074
2,360,000		Morgan Stanley	3.625	04/01/08	Aa3	2,327,739
1,190,000		Morgan Stanley	5.750	10/18/16	Aa3	1,155,683
2,500,000		Morgan Stanley	5.450	01/09/17	Aa3	2,369,966
840,000		Morgan Stanley	6.250	08/09/26	Aa3	832,788
4,280,570	g	Morgan Stanley Tracers	6.789	06/15/12	Baa2	4,393,107
		TOTAL SECURITY AND COMMODITY BROKERS				27,838,537

TRANSPORTATION BY AIR - 0.06%
1,010,000		FedEx Corp	5.500	08/15/09	Baa2	1,008,468
		TOTAL TRANSPORTATION BY AIR				1,008,468

TRANSPORTATION EQUIPMENT - 0.56%
2,020,000	g	BAE Systems Holdings, Inc	6.400	12/15/11	Baa2	2,077,931
670,000		DaimlerChrysler NA Holding Corp	5.875	03/15/11	Baa1	673,384
1,350,000		DaimlerChrysler NA Holding Corp	5.750	09/08/11	Baa1	1,351,423
270,000		DaimlerChrysler NA Holding Corp	6.500	11/15/13	Baa1	278,758
330,000		General Dynamics Corp	3.000	05/15/08	A2	323,368

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY	MOODY'S
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 1,600,000		Honeywell International, Inc	5.700%	03/15/37	A2	$1,474,128
370,000		Lockheed Martin Corp	6.150	09/01/36	Baa1	369,099
270,000		Northrop Grumman Corp	7.750	02/15/31	Baa1	320,859
740,000		United Technologies Corp	6.350	03/01/11	A2	762,322
1,010,000		United Technologies Corp	6.050	06/01/36	A2	1,002,120
		TOTAL TRANSPORTATION EQUIPMENT				8,633,392

WHOLESALE TRADE-DURABLE GOODS - 0.11%
1,000,000		Vale Overseas Ltd	6.250	01/23/17	Baa3	993,500
650,000		Vale Overseas Ltd	6.875	11/21/36	Baa3	652,197
		TOTAL WHOLESALE TRADE-DURABLE GOODS				1,645,697

WHOLESALE TRADE-NONDURABLE GOODS - 0.27%
180,000		Colgate-Palmolive Co	6.450	06/16/28	Aa3	193,168
1,960,000		Procter & Gamble Co	4.950	08/15/14	Aa3	1,888,054
2,300,000		Procter & Gamble Co	5.550	03/05/37	Aa3	2,168,414
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS				4,249,636

		TOTAL CORPORATE BONDS				604,351,111
		(Cost $613,639,977)

GOVERNMENT BONDS - 59.21%

AGENCY SECURITIES - 7.76%
1,630,333		Cal Dive I- Title XI, Inc	4.930	02/01/27	NR	1,523,123
1,690,000		Federal Farm Credit Bank (FFCB)	3.375	07/15/08	Aaa	1,658,322
1,690,000		FFCB	4.125	04/15/09	Aaa	1,660,276
1,280,000		Federal Home Loan Mortgage Corp (FHLMC)	4.000	08/17/07	Aaa	1,277,710
8,790,000		FHLMC	4.375	11/16/07	Aaa	8,757,442
1,010,000		FHLMC	3.750	02/27/09	Aaa	986,573
10,000,000		FHLMC	5.000	06/11/09	Aaa	9,966,844
13,688,000		FHLMC	5.875	03/21/11	Aa2	13,929,184
7,500,000		FHLMC	5.500	08/20/12	Aaa	7,558,852
7,670,000		FHLMC	5.125	10/18/16	Aaa	7,483,657
2,700,000		Federal National Mortgage Association (FNMA)	3.750	08/15/07	Aaa	2,694,595
3,380,000		FNMA	5.250	06/15/08	Aaa	3,378,382
32,260,000		Federal National Mortgage Association (FNMA)	5.000	09/15/08	Aaa	32,181,476
6,760,000		FNMA	3.660	02/25/09	Aaa	6,589,737
4,200,000		FNMA	7.125	06/15/10	Aaa	4,416,943
5,000,000		FNMA	5.375	06/12/17	Aaa	4,959,670
1,761,244		Overseas Private Investment Corp	3.420	01/15/15	NR	1,660,237
670,000		Private Export Funding Corp	5.870	07/31/08	Aaa	674,257
5,000,000		Private Export Funding Corp	4.900	12/15/11	Aaa	4,929,375
300,000		Private Export Funding Corp	4.950	11/15/15	Aaa	288,233
2,000,000		Private Export Funding Corp	5.000	12/15/16	Aaa	1,933,576
1,054,687		Totem Ocean Trailer Express, Inc	4.514	12/18/19	NR	986,829
		TOTAL AGENCY SECURITIES				119,495,293

FOREIGN GOVERNMENT BONDS - 2.22%
330,000		African Development Bank	3.250	08/01/08	Aaa	323,483
1,010,000		Asian Development Bank/Pasig	4.125	09/15/10	Aaa	980,478
1,690,000	e	Canada Mortgage & Housing Corp	4.800	10/01/10	Aaa	1,669,822
270,000		Chile Government International Bond	5.500	01/15/13	A2	267,325

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY	MOODY'S
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 1,110,000	e	China Development Bank	5.000%	10/15/15	A2	$1,060,512
600,000		Development Bank of Japan	4.250	06/09/15	Aaa	553,386
840,000		Eksportfinans A/S	5.000	02/14/12	Aaa	831,608
600,000		European Investment Bank	4.875	02/15/36	Aaa	538,055
1,690,000	g	Federal Republic of Germany	3.875	06/01/10	Aaa	1,636,893
2,020,000		International Finance Corp	5.125	05/02/11	Aaa	2,012,300
1,620,000		Israel Government International Bond	5.500	11/09/16	A2	1,579,394
1,275,000		Italy Government International Bond	5.375	06/12/17	NR	1,261,380
270,000		Korea Development Bank	5.750	09/10/13	Aa3	270,688
670,000		Kreditanstalt fuer Wiederaufbau	5.250	05/19/09	Aaa	671,685
775,000		Landwirtschaftliche Rentenbank	5.250	07/02/12	Aaa	772,461
3,000,000		Landwirtschaftliche Rentenbank	5.125	02/01/17	Aaa	2,934,256
242,000		Mexico Government International Bond	6.375	01/16/13	Baa1	250,809
646,000		Mexico Government International Bond	5.875	01/15/14	Baa1	652,059
1,650,000	e	Mexico Government International Bond	6.750	09/27/34	Baa1	1,762,068
1,150,000		Oesterreichische Kontrollbank AG.	5.000	04/25/17	Aaa	1,110,919
3,380,000	e	Province of Manitoba Canada	4.450	04/12/10	Aa1	3,311,223
1,500,000		Province of Manitoba Canada	5.000	02/15/12	Aa1	1,483,398
370,000		Province of Ontario	5.500	10/01/08	Aa1	371,243
1,010,000		Province of Ontario	4.750	01/19/16	Aa1	966,781
2,600,000	e	Province of Quebec Canada	5.125	11/14/16	Aa2	2,529,075
930,000		Province of Quebec Canada	7.500	09/15/29	Aa2	1,135,579
1,350,000		Province of Saskatchewan Canada	8.000	02/01/13	Aa1	1,518,507
1,845,000		Svensk Exportkredit AB	5.125	03/01/17	Aa1	1,785,385
		TOTAL FOREIGN GOVERNMENT BONDS				34,240,772

MORTGAGE BACKED SECURITIES - 38.98%
3,500,000		Federal Home Loan Mortgage Corp (FHLMC)	4.875	02/09/10		3,473,845
1,381,401		FHLMC	6.000	09/15/16		1,389,973
2,020,000		FHLMC	5.000	06/15/29		1,971,292
826,598		FHLMC	6.000	12/15/30		830,342
4,050,000		FHLMC	5.000	06/15/31		3,902,949
1,010,000		FHLMC	5.500	05/15/33		978,830
1,791,760		FHLMC	4.500	09/15/35		1,695,166
2,350,771	i	FHLMC	5.091	02/01/36		2,327,482
2,641,540	i	FHLMC	5.009	09/01/36		2,626,095
4,225,433	i	FHLMC	6.146	09/01/36		4,259,956
7,811,131	i	FHLMC	5.803	03/01/37		7,824,910
6,545,198	i	FHLMC	5.650	03/01/37		6,578,334
5,993,278	i	FHLMC	5.893	04/01/37		6,059,025
13,000,000	h	FHLMC	6.000	08/15/37		12,865,944
79,629		Federal Home Loan Mortgage Corp Gold
		(FGLMC)	7.500	01/01/16		82,510
5,385		FGLMC	7.500	05/01/16		5,581
8,009		FGLMC	7.500	06/01/16		8,304
2,844,637		FGLMC	4.500	09/01/18		2,711,397
2,796,666		FGLMC	4.500	01/01/19		2,661,336
4,936,970		FGLMC	4.500	05/01/19		4,698,070
3,591,137		FGLMC	5.000	05/01/20		3,473,230
570,241		FGLMC	4.500	07/01/20		541,469
85,416		FGLMC	7.000	10/01/20		88,640
9,083,220		FGLMC	4.500	06/01/21		8,624,908
14,836,981		FGLMC	4.500	06/01/21		14,088,352

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$ 9,351		FGLMC	6.500%	10/01/28	$9,554
130,189	d	FGLMC	6.500	01/01/29	132,999
21,788		FGLMC	6.500	03/01/29	22,259
63,965		FGLMC	6.500	07/01/29	65,344
24,663		FGLMC	8.000	01/01/31	25,995
147,591	d	FGLMC	6.500	09/01/31	150,585
140,135		FGLMC	8.000	09/01/31	147,747
25,314		FGLMC	7.000	10/01/31	26,129
869,461		FGLMC	7.000	12/01/31	898,891
3,664,724		FGLMC	6.000	03/01/33	3,653,672
1,119,593		FGLMC	6.000	03/01/33	1,116,217
607,970		FGLMC	6.000	03/01/33	605,393
4,000,606		FGLMC	5.000	09/01/33	3,769,620
1,511,949		FGLMC	5.500	09/01/33	1,465,226
1,988,518		FGLMC	5.500	09/01/33	1,927,067
1,851,506		FGLMC	5.500	09/01/33	1,794,290
2,304,969		FGLMC	5.500	10/01/33	2,233,739
7,558,005		FGLMC	5.500	12/01/33	7,324,289
6,391,291		FGLMC	5.000	01/01/34	6,022,271
1,071,231		FGLMC	5.500	12/01/34	1,037,093
5,111,824		FGLMC	4.500	04/01/35	4,657,097
2,412,293		FGLMC	6.000	05/01/35	2,394,363
1,603,065		FGLMC	6.000	07/01/35	1,591,150
905,440		FGLMC	6.000	08/01/35	898,710
1,130,506		FGLMC	5.000	10/01/35	1,062,465
3,235,830		FGLMC	5.000	11/01/35	3,041,076
1,140,647		FGLMC	6.000	01/01/36	1,130,963
1,054,606		FGLMC	7.000	01/01/36	1,085,160
3,675,451		FGLMC	5.500	04/01/36	3,546,697
911,734		FGLMC	6.500	05/01/36	921,539
2,725,518		FGLMC	6.500	10/01/36	2,754,826
847,024		FGLMC	6.500	12/01/36	852,638
5,948,606		FGLMC	5.500	01/01/37	5,740,221
9,933,763		FGLMC	5.500	04/01/37	9,581,016
10,914,876		FGLMC	5.500	05/01/37	10,527,290
4,000,000		Federal National Mortgage Association (FNMA)	5.000	10/15/11	3,957,034
108,176		FNMA	5.000	06/01/13	106,297
1,905,919		FNMA	4.440	07/01/13	1,811,868
52,979		FNMA	6.000	09/01/13	53,457
2,278,287		FNMA	4.732	10/01/13	2,189,938
41,575		FNMA	6.500	12/01/13	42,543
1,969,943		FNMA	4.732	02/01/14	1,891,136
33,608		FNMA	6.000	06/01/14	33,814
3,537		FNMA	6.500	07/01/14	3,619
4,556,976		FNMA	4.640	11/01/14	4,338,242
8,402,465		FNMA	4.805	03/01/16	8,210,253
2,569,417		FNMA	6.000	06/25/16	2,569,613
107,385		FNMA	6.500	10/01/16	109,740
459,586	d	FNMA	6.500	11/01/16	469,665
359,145	d	FNMA	6.500	04/01/17	366,714
409,561		FNMA	5.500	04/01/18	404,927
165,140		FNMA	5.500	05/01/18	163,272
1,743,351		FNMA	4.500	10/01/18	1,661,126

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$ 3,879,265	d	FNMA	5.000%	11/01/18	$3,763,314
244,457		FNMA	6.000	01/01/19	245,650
417,403		FNMA	4.500	05/01/19	397,127
836,612		FNMA	5.000	11/01/23	798,736
713,748		FNMA	5.500	02/01/24	697,848
413,474		FNMA	5.500	07/01/24	403,992
5,338		FNMA	8.000	07/01/24	5,638
5,366,029		FNMA	5.000	03/01/25	5,110,831
11,755,211		FNMA	5.000	10/01/25	11,196,157
3,060		FNMA	7.500	01/01/29	3,205
12,158		FNMA	6.500	04/01/29	12,409
17,667		FNMA	7.500	07/01/29	18,482
3,771		FNMA	7.500	07/01/29	3,945
3,831		FNMA	7.500	02/01/31	4,002
22,129		FNMA	7.500	03/01/31	23,113
9,822		FNMA	7.500	05/01/31	10,259
21,954		FNMA	6.500	09/01/31	22,382
16,188		FNMA	6.500	10/01/31	16,503
128,328		FNMA	6.500	11/01/31	130,824
277,179		FNMA	6.000	01/01/32	276,076
482,888		FNMA	5.000	02/01/33	454,864
2,720,598		FNMA	5.000	02/01/33	2,561,819
2,515,097		FNMA	4.500	03/25/33	2,397,796
1,410,123		FNMA	4.500	08/01/33	1,286,385
1,148,377		FNMA	5.000	08/01/33	1,081,731
1,010,000		FNMA	5.500	08/25/33	991,287
1,252,902		FNMA	5.500	09/01/33	1,213,928
907,370		FNMA	5.500	09/01/33	879,144
2,443,799		FNMA	4.500	10/01/33	2,229,356
1,247,409		FNMA	5.000	10/01/33	1,175,016
1,300,476		FNMA	5.000	10/01/33	1,225,003
4,757,251		FNMA	5.500	10/01/33	4,609,263
2,893,430		FNMA	5.500	10/01/33	2,803,421
10,427,375		FNMA	5.000	11/01/33	9,822,222
3,463,702		FNMA	5.500	12/01/33	3,355,954
5,203,573		FNMA	6.000	02/01/34	5,173,065
8,959,672		FNMA	5.000	03/01/34	8,439,698
418,071		FNMA	5.000	03/01/34	393,809
470,316		FNMA	5.000	03/01/34	443,022
635,264		FNMA	5.000	03/01/34	598,397
1,279,872		FNMA	5.000	03/01/34	1,205,595
3,631,255		FNMA	5.000	04/01/34	3,416,765
14,956,411		FNMA	5.000	08/01/34	14,072,966
2,118,067		FNMA	5.500	09/01/34	2,050,681
8,097,727		FNMA	5.500	09/01/34	7,840,098
400,000		FNMA	5.500	10/25/34	386,610
1,157,214		FNMA	6.000	11/01/34	1,148,726
1,024,379		FNMA	5.500	01/01/35	991,789
46,848,603		FNMA	5.500	02/01/35	45,391,237
10,715,416		FNMA	5.000	02/25/35	10,407,552
7,429,465		FNMA	5.500	04/01/35	7,193,097
3,899,166		FNMA	5.500	04/01/35	3,770,229
2,469,771		FNMA	6.000	05/01/35	2,447,593

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$ 1,198,172		FNMA	5.500%	05/01/35	$1,158,551
154,218		FNMA	7.500	06/01/35	159,548
9,678,336		FNMA	5.500	09/01/35	9,377,262
2,843,852		FNMA	5.000	10/01/35	2,671,928
3,184,398		FNMA	5.500	10/01/35	3,079,097
5,792,766		FNMA	5.500	11/01/35	5,601,212
1,016,305		FNMA	5.000	11/01/35	947,832
673,078		FNMA	5.500	12/01/35	650,821
2,850,151		FNMA	6.000	12/01/35	2,824,557
4,992,246	i	FNMA	5.748	02/01/36	5,035,311
920,208		FNMA	5.000	02/01/36	854,772
544,049		FNMA	5.000	02/01/36	505,362
3,023,316		FNMA	6.500	02/01/36	3,055,750
6,216,562		FNMA	6.000	03/01/36	6,153,514
2,649,723		FNMA	5.500	04/01/36	2,562,102
625,904		FNMA	6.000	06/01/36	619,557
6,274,912	d	FNMA	6.000	06/01/36	6,211,272
3,673,721	i	FNMA	5.949	07/01/36	3,692,749
4,744,125		FNMA	6.000	10/01/36	4,696,011
2,975,460		FNMA	6.500	12/01/36	2,992,391
847,990		FNMA	7.000	02/01/37	870,710
2,377,196		FNMA	6.500	03/01/37	2,399,756
3,283,342		FNMA	7.000	04/01/37	3,371,310
8,000,000		FNMA	6.000	06/01/37	7,917,500
27,000,000	h	FNMA	6.000	08/25/37	26,687,826
18,000,000	h	FNMA	6.500	08/25/37	18,151,884
655		Government National Mortgage Association
		(GNMA)	7.000	01/15/28	683
2,161		GNMA	7.000	02/15/28	2,253
16,558		GNMA	6.500	05/15/28	16,916
2,193		GNMA	7.000	06/15/28	2,287
3,149		GNMA	7.000	06/15/28	3,283
81,455		GNMA	6.500	09/15/28	83,214
18,747		GNMA	6.500	09/15/28	19,153
10,389		GNMA	7.500	11/15/28	10,887
41,705		GNMA	6.500	11/15/28	42,607
22,706		GNMA	7.500	07/15/29	23,788
5,717		GNMA	8.500	07/15/30	6,148
2,485		GNMA	8.500	07/15/30	2,672
50,592		GNMA	8.500	10/15/30	54,400
42,194		GNMA	8.500	10/20/30	45,201
6,356		GNMA	8.500	12/15/30	6,835
9,982		GNMA	7.000	06/20/31	10,376
36,288		GNMA	7.000	07/15/31	37,810
45,317		GNMA	7.000	07/15/31	47,217
17,098		GNMA	6.500	07/15/31	17,456
93,004		GNMA	7.500	02/15/32	97,280
3,986		GNMA	6.500	03/15/33	4,063
2,591,102		GNMA	5.500	09/15/33	2,519,886
1,104,954		GNMA	5.500	02/20/35	1,071,892
7,861,728		GNMA	5.000	03/20/35	7,410,647
7,878,612		GNMA	5.500	05/20/35	7,642,869

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY	MOODY'S
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 3,214,200		GNMA	5.500%	02/20/36		$3,115,046
		TOTAL MORTGAGE BACKED SECURITIES				523,506,854

MUNICIPAL BONDS - 0.04%
670,000		Charlotte-Mecklenburg Hospital Authority	5.000	08/01/15	Aaa	643,026
		TOTAL MUNICIPAL BONDS				643,026

U.S. TREASURY SECURITIES - 15.21%
38,536,000	d	United States Treasury Bond	8.000	11/15/21		49,326,850
19,650,000	d	United States Treasury Bond	5.250	02/15/29		19,805,628
194,000		United States Treasury Bond	5.375	02/15/31		199,455
1,212,000		United States Treasury Bond	4.500	02/15/36		1,098,460
5,170,000		United States Treasury Bond	4.750	02/15/37		4,877,585
5,410,000		United States Treasury Note	5.125	06/30/08		5,415,464
2,700,000		United States Treasury Note	3.125	09/15/08		2,642,814
24,180,000		United States Treasury Note	4.875	10/31/08		24,151,225
3,950,000		United States Treasury Note	4.750	01/31/12		3,920,652
10,640,000		United States Treasury Note	4.625	02/29/12		10,506,574
19,730,000		United States Treasury Note	4.500	03/31/12		19,366,969
29,450,000		United States Treasury Note	4.500	04/30/12		28,907,825
10,000,000		United States Treasury Note	4.750	05/31/12		9,922,400
10,000,000		United States Treasury Note	4.875	06/30/12		9,972,660
37,915,000		United States Treasury Note	4.500	05/15/17		36,362,759
22,000,000	j	United States Treasury Strip Principal	0.000	08/15/27		7,767,980
		TOTAL U.S. TREASURY SECURITIES				234,245,300

		TOTAL GOVERNMENT BONDS				912,131,245
		(Cost $930,468,386)

		TOTAL BONDS				1,516,482,356
		(Cost $1,544,108,363)

SHARES		COMPANY

PREFERRED STOCKS - 0.04%

DEPOSITORY INSTITUTIONS - 0.04%
24,000		Bank of America Corp				618,240
		TOTAL DEPOSITORY INSTITUTIONS				618,240
		TOTAL PREFERRED STOCKS				618,240
		(Cost $600,000)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 6.42%
COMMERICAL PAPER - 2.96%
$ 5,000,000	d	CC (USA), Inc	0.000%	08/30/07		4,956,561
5,000,000	d	Edison Asset Securitization LLC	0.000%	08/22/07		4,962,303
3,395,000		Kitty Hawk Funding Corp	0.000%	07/16/07		3,387,882
2,345,000		McGraw-Hill, Inc	0.000%	10/22/07		2,306,187
5,000,000		Paccar Financial Corp	0.000%	07/06/07		4,997,056
5,000,000		Procter & Gamble International	0.000%	07/02/07		5,000,000
5,000,000		Rabobank USA Financial Corp	0.000%	07/02/07		5,000,000
5,000,000		Scaldis Capital LLC	0.000%	07/16/07		4,989,518

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

			MATURITY	MOODY'S
PRINCIPAL	ISSUER	RATE	DATE	RATING+	VALUE
$ 5,000,000	Societe Generale North America, Inc	0.000%	07/05/07		$4,997,792
5,000,000	UBS Finance, (Delaware), Inc	0.000	07/02/07		5,000,000
					45,597,299
SHARES	COMPANY

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.00%
15,415,787	State Street Navigator Securities Lending Prime Portfolio				15,415,788
					15,415,788
PRINCIPAL	ISSUER

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 2.46%
$ 7,780,000	Federal Home Loan Bank (FHLB)	0.000	07/20/07		7,760,161
15,486,000	Federal National Mortgage Association (FNMA)	0.000	07/03/07		15,483,801
14,605,000	FNMA	0.000	07/25/07		14,557,417
					37,801,379

	TOTAL SHORT-TERM INVESTMENTS				98,814,466
	(Cost $98,803,670)

	TOTAL PORTFOLIO - 104.90%				1,615,915,062
	(Cost $1,643,512,033)

	OTHER ASSETS & LIABILITIES, NET - (4.90)%				(75,434,310)

	NET ASSETS - 100.00%				$1,540,480,752

ABBREVIATION:
NR - Not Rated

+	As provided by Moody's Investors Service (unaudited).
d	All or a portion of these securities have been segregated by the custodian to cover securities purchased on a delayed delivery basis.
e	All or a portion of these securities are out on loan.
g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.
At June 30, 2007, the value of these securities amounted to $55,499,928 or 3.60% of net assets.
h	These securities were purchased on a delayed delivery basis.
i	Floating rate or variable rate securities reflects the rate at June 30, 2007.
j	Zero coupon.
v	Security valued at fair value.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus Fund II

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
BOND PLUS FUND II
STATEMENT OF INVESTMENTS (unaudited)
June 30, 2007

				MATURITY	MOODY'S
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE

CORPORATE BONDS - 52.43%

AMUSEMENT AND RECREATION SERVICES - 0.06%
$ 350,000		Walt Disney Co	5.700%	07/15/11	A2	$352,762
		TOTAL AMUSEMENT AND RECREATION SERVICES				352,762

ASSET BACKED - 18.00%
500,000		AmeriCredit Automobile Receivables Trust Series
		2007-BF (Class A3A)	5.160	04/06/12	Aaa	498,083
186,349	i	AQ Finance NIM Trust Series 2004-RN2	5.520	04/25/09	Aaa	186,237
74,669	i,v	AQ Finance NIM Trust Series 2004-RN3	5.500	05/26/09	Aaa	74,670
2,000,000		Capital One Auto Finance Trust Series 2007-B
		(Class A3A)	5.030	04/15/12	Aaa	1,988,892
2,261,760		Centex Home Equity Series 2002-A (Class AF6)	5.540	01/25/32	Aaa	2,249,639
705,000	i	Centex Home Equity Series 2004-C (Class AF5)	5.980	06/25/34	Aaa	689,935
2,924,927	i	Chase Funding Mortgage Loan Asset-Backed
		Certificates Series 2002-2 (Class 1A5)	5.833	04/25/32	Aaa	2,868,707
1,000,000	i	Chase Funding Mortgage Loan Asset-Backed
		Certificates Series 2004-2 (Class 1B)	5.700	02/25/35	Baa2	849,116
1,000,000	i	Chase Funding Mortgage Loan Asset-Backed
		Certificates Series 2004-2 (Class 1M1)	5.700	02/25/35	Aa2	971,719
1,000,000		CIT Equipment Collateral Series 2005-VT1 (Class
		A4)	4.360	11/20/12	Aaa	992,177
523,697	i	CIT Group Home Equity Loan Trust Series 2002-2
		(Class BF)	6.830	06/25/33	Ba1	431,825
775,285	i	CIT Group Home Equity Loan Trust Series 2002-2
		(Class MF2)	6.390	12/25/30	A3	759,721
3,000,000	i	Citicorp Mortgage Securities, Inc Series 2006-1
		(Class A3)	5.706	07/25/36	Aaa	2,981,415
1,700,000	i	Citicorp Mortgage Securities, Inc Series 2006-2
		(Class A3)	5.563	09/25/36	Aaa	1,684,078
1,800,000		Countrywide Alternative Loan Trust Series 2005-
		42CB (Class A12)	5.500	10/25/35	Aa1	1,682,300
2,500,000	i	Countrywide Asset-Backed Certificates Series 2007-
		S2 (Class A3)	5.813	05/25/37	Aaa	2,468,503
211,164	i	Countrywide Home Equity Loan Trust Series 2004-
		B (Class 1A)	5.540	02/15/29	Aaa	211,273
287,447	i	Credit-Based Asset Servicing and Securitization
		LLC Series 2007-MX1 (Class A1)	6.159	12/25/36	Aaa	287,310
1,100,000	i	Credit-Based Asset Servicing and Securitization
		LLC Series 2007-MX1 (Class A2)	5.763	12/25/36	Aaa	1,094,386
177,168		Detroit Edison Securitization Funding LLC Series
		2001-1 (Class A3)	5.875	03/01/10	Aaa	177,484
3,000,000	i	Flagstar Home Equity Loan Trust Series 2007-1A
		(Class AF3)	5.781	01/25/35	Aaa	2,957,562
2,650,000		GMAC Mortgage Corporation Loan Trust 2006-
		HLTV A3	5.590	10/25/29	Aaa	2,637,871

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus Fund II

				MATURITY	MOODY'S
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 2,650,000		GMAC Mortgage Corporation Loan Trust 2006-
		HLTV A4	5.810%	10/25/29	Aaa	$2,611,904
783,523	i	Golden Securities Corp Series 2003-A (Class A1)	5.620	12/02/13	Aaa	783,132
4,500,000		Hertz Vehicle Financing LLC Series 2005-1A (Class
		A3)	5.010	02/25/11	Aaa	4,450,635
400,000		Hertz Vehicle Financing LLC Series 2005-1A (Class
		A5)	5.080	11/25/11	Aaa	394,444
886,463	i	HFC Home Equity Loan Asset Backed Certificates
		Series 2006-4 (Class A1F)	5.790	03/20/36	Aaa	884,519
1,825,709	i	HFC Home Equity Loan Asset Backed Certificates
		Series 2007-1 (Class A1F)	5.910	03/20/36	Aaa	1,824,151
4,000,000		Honda Auto Receivables Owner Trust Series 2007-1
		(Class A4)	5.090	07/18/13	NR	3,968,084
1,000,000		Household Automotive Trust Series 2006-2 (Class
		A3)	5.610	08/17/11	Aaa	1,003,026
3,000,000		Household Automotive Trust Series 2006-3 (Class
		A4)	5.340	09/17/13	Aaa	2,998,311
2,000,000	i	IXIS Real Estate Capital Trust Series 2006-HE1
		(Class A2)	5.460	03/25/36	Aaa	2,000,534
1,100,000		JP Morgan Chase Commercial Mortgage Securities
		Corp Series 2007-CB18 (Class A4)	5.440	06/12/47	Aaa	1,062,984
340,009		JPMorgan Auto Receivables Trust Series 2007-A
		(Class A1)	5.344	02/15/08	P-1	340,157
2,250,000		JPMorgan Auto Receivables Trust Series 2007-A
		(Class A3)	5.190	02/15/11	Aaa	2,244,053
429,248		Long Beach Asset Holdings Corp Series 2006-4
		(Class N1)	5.877	06/25/46	NR	321,937
544,266	v	Long Beach Asset Holdings Corp Series 2006-6
		(Class N1)	6.072	09/25/46	NR	408,200
1,612,775		Marriott Vacation Club Owner Trust Series 2006-1A
		(Class A)	5.737	04/20/28	Aaa	1,614,851
1,572,400		Marriott Vacation Club Owner Trust Series 2006-2A
		(Class A)	5.362	10/20/28	Aaa	1,552,425
500,000	v	Marriott Vacation Club Owner Trust Series 2007-1A
		(Class A)	5.518	05/20/29	Aaa	500,879
1,200,000		Morgan Stanley Capital I Series 2005-HQ5 (Class
		A2)	4.809	01/14/42	NR	1,182,061
1,000,000	i	Morgan Stanley Capital I Series 2006-HE1 (Class
		A2)	5.440	01/25/36	Aaa	999,675
666,412	v	New York City Tax Lien Series 2006-AA (Class A)	5.930	07/01/36	Aaa	665,892
1,000,000		Peco Energy Transition Trust Series 1999-A (Class
		A7)	6.130	03/01/09	Aaa	1,003,975
305,445		Public Service New Hampshire Funding LLC Series
		2001-1 (Class A2)	5.730	11/01/10	Aaa	306,262
1,000,000	i	Renaissance Home Equity Loan Trust Series 2006-3
		(Class AF3)	5.586	11/25/36	Aaa	992,315
992,510	i	Residential Asset Mortgage Products, Inc Series
		2003-RZ5 (Class A7)	4.970	09/25/33	Aaa	970,692
5,000,000	d,i	Residential Asset Mortgage Products, Inc Series
		2004-RS11 (Class M1)	5.940	11/25/34	Aa1	5,018,425
582,289		Residential Asset Securities Corp Series 2001-KS2
		(Class AI6)	6.489	10/25/30	Aaa	581,309

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus Fund II

				MATURITY	MOODY'S
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 7,000,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-H12 (Class A3)	5.790%	02/25/36	Aaa	$6,977,936
500,000	i	Residential Funding Mortgage Securities II, Inc
		Series 2006-HI1 (Class M1)	6.010	02/25/36	Aa1	487,391
1,500,000	i	Residential Funding Mortgage Securities II, Inc
		Series 2006-HI1 (Class M2)	6.060	02/25/36	Aa2	1,463,001
1,000,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-HI3 (Class A3)	5.960	02/25/36	Aaa	999,081
3,528,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-HI4 (Class A3)	5.440	09/25/36	Aaa	3,480,795
250,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-HI5 (Class A2)	5.520	04/25/21	Aaa	248,615
3,000,000	i	Residential Funding Mortgage Securities II, Inc
		Series 2006-HSA2 (Class AI3)	5.550	03/25/36	Aaa	2,978,151
1,000,000	i	Saxon Asset Securities Trust Series 2002-2 (Class
		AF6)	6.120	11/25/30	Aaa	998,468
2,504,675	v	Sierra Receivables Funding Co Series 2006-1A
		(Class A1)	5.840	05/20/18	Aaa	2,510,689
5,962,032	v	Sonic Capital LLC Series 2006-1A (Class A2)	5.096	12/20/31	Aaa	5,823,927
2,500,000	v	Wachovia Amortization Controlled Heloc NIM
		Series 2006-N1 (Class N1)	5.683	08/12/47	A3	2,428,325
2,000,000		Wachovia Auto Loan Owner Trust Series 2006-2A
		(Class A3)	5.230	08/22/11	Aaa	1,996,806
443,065	i	Wachovia Loan Trust Series 2005-SD1 (Class A)	5.680	05/25/35	NR	442,836
		TOTAL ASSET BACKED				100,263,756

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.16%
650,000		Home Depot, Inc	5.400	03/01/16	Aa3	609,240
275,000		Lowe's Cos, Inc	8.250	06/01/10	A1	293,900
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES				903,140

CHEMICALS AND ALLIED PRODUCTS - 0.38%
600,000		Abbott Laboratories	5.600	05/15/11	A1	602,464
500,000	g	Amgen, Inc	5.850	06/01/17	A2	491,841
500,000		Chemtura Corp	6.875	06/01/16	Ba2	472,500
550,000		Lubrizol Corp	4.625	10/01/09	Baa3	539,070
		TOTAL CHEMICALS AND ALLIED PRODUCTS				2,105,875

COMMUNICATIONS - 2.97%
600,000		Alamosa Delaware, Inc	11.000	07/31/10	Baa3	635,250
500,000		Alamosa Delaware, Inc	8.500	01/31/12	Baa3	524,375
275,000		America Movil S.A. de C.V.	6.375	03/01/35	A3	267,902
550,000		AT&T, Inc	5.100	09/15/14	A2	525,028
250,000		AT&T, Inc	5.625	06/15/16	A2	243,897
275,000		AT&T, Inc	6.150	09/15/34	A2	263,524
825,000		Comcast Cable Communications Holdings, Inc	8.375	03/15/13	Baa2	921,299
1,200,000		Comcast Corp	5.875	02/15/18	Baa2	1,163,488
275,000	e	Comcast Corp	5.650	06/15/35	Baa2	240,049
550,000		Comcast Corp	6.500	11/15/35	Baa2	534,202
275,000		Deutsche Telekom International Finance BV	8.250	06/15/30	A3	329,089
100,000		Embarq Corp	7.995	06/01/36	Baa3	101,094
275,000		France Telecom S.A.	7.750	03/01/11	A3	293,865
275,000		New Cingular Wireless Services, Inc	7.875	03/01/11	A3	295,647

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus Fund II

				MATURITY	MOODY'S
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 275,000		New Cingular Wireless Services, Inc	8.750%	03/01/31	A3	$343,437
550,000		Rogers Cable, Inc	6.750	03/15/15	Baa3	561,544
550,000		Rogers Wireless, Inc	7.500	03/15/15	Baa3	585,370
1,925,000		Sprint Capital Corp	8.375	03/15/12	Baa3	2,097,530
250,000		Telefonica Emisiones SAU	6.221	07/03/17	Baa1	250,007
500,000	g	Time Warner Cable, Inc	5.400	07/02/12	Baa2	490,812
1,000,000	g	Time Warner Cable, Inc	5.850	05/01/17	Baa2	972,158
750,000	g	Time Warner Cable, Inc	6.550	05/01/37	Baa2	723,911
275,000		Verizon Communications, Inc	5.850	09/15/35	A3	252,415
2,200,000		Verizon New Jersey, Inc	5.875	01/17/12	A3	2,190,955
275,000		Verizon Virginia, Inc	4.625	03/15/13	Baa1	254,295
250,000		Viacom, Inc	5.750	04/30/11	Baa3	249,648
350,000		Viacom, Inc	6.875	04/30/36	Baa3	338,378
350,000		Vodafone Group plc	5.625	02/27/17	Baa1	334,762
600,000		Vodafone Group plc	6.150	02/27/37	Baa1	559,307
		TOTAL COMMUNICATIONS				16,543,238

DEPOSITORY INSTITUTIONS - 3.96%
550,000	g	American Honda Finance Corp	5.125	12/15/10	Aa3	544,606
275,000	e	Bank of America Corp	6.250	04/15/12	Aa1	283,217
100,000		Bank of America Corp	4.875	09/15/12	Aa1	96,938
650,000		Bank of America NA	5.300	03/15/17	Aa1	619,558
1,050,000		Bank of America NA	6.000	10/15/36	Aa1	1,012,443
550,000		Bank One Corp	5.250	01/30/13	Aa3	536,987
250,000	i	BB&T Capital Trust IV	6.820	06/12/57	A1	249,437
550,000	g,i	BOI Capital Funding No. 2 LP	5.571	12/30/49	A1	521,501
275,000		Capital One Bank	5.125	02/15/14	A2	263,719
300,000		Citigroup, Inc	5.100	09/29/11	Aa1	295,166
1,050,000		Citigroup, Inc	5.250	02/27/12	Aa1	1,036,780
750,000	e	Citigroup, Inc	5.125	05/05/14	Aa1	724,524
550,000		Citigroup, Inc	5.850	12/11/34	Aa1	525,622
250,000	g,i	Credit Agricole S.A.	6.637	12/30/49	Aa3e	243,017
2,000,000	g	Depfa ACS Bank	5.125	03/16/37	Aaa	1,832,622
275,000		FIA Card Services NA	5.375	01/15/08	Aaa	274,937
250,000	i	Huntington Capital III	6.650	05/15/37	Baa1	239,176
250,000		Golden West Financial Corp	4.750	10/01/12	Aa3	240,662
250,000		Greenpoint Financial Corp	3.200	06/06/08	A3	244,714
275,000	i	ING Groep NV	5.775	12/30/49	A1	265,118
550,000	e	JPMorgan Chase & Co	7.875	06/15/10	Aa3	584,808
275,000	e	JPMorgan Chase & Co	4.500	01/15/12	Aa2	263,242
250,000		M&I Marshall & Ilsley Bank	4.125	09/04/07	Aa3	249,520
550,000		M&I Marshall & Ilsley Bank	4.400	03/15/10	Aa3e	535,436
250,000	i	Manufacturers & Traders Trust Co	5.629	12/01/21	A2	239,392
1,100,000		Mellon Funding Corp	6.400	05/14/11	Aa3	1,130,960
250,000		Popular North America, Inc	5.650	04/15/09	A2	249,431
275,000	g,i	Rabobank Capital Funding Trust	5.254	12/30/49	Aa2	257,486
550,000		Regions Financial Corp	6.375	05/15/12	A2	564,879
250,000	g,ie	Societe Generale	5.922	12/30/49	A1	242,058
100,000		Union Bank of California NA	5.950	05/11/16	A1	99,444
550,000		US Bank NA	5.700	12/15/08	Aa2	551,807
825,000		Wachovia Bank NA	4.800	11/01/14	Aa2	775,726
350,000		Wachovia Bank NA	5.850	02/01/37	Aa2	329,532
75,000		Wachovia Corp	5.300	10/15/11	Aa3	74,234

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus Fund II

				MATURITY	MOODY'S
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 825,000		Wachovia Corp	5.250%	08/01/14	A1	$797,485
500,000		Wachovia Corp	5.750	06/15/17	Aa3e	494,361
100,000	e	Washington Mutual, Inc	5.500	08/24/11	A2	99,049
2,000,000	e	Wells Fargo & Co	5.300	08/26/11	Aa1	1,984,536
750,000		Wells Fargo Bank NA	6.450	02/01/11	Aa1	772,138
1,850,000		Wells Fargo Bank NA	4.750	02/09/15	Aa1	1,733,896
		TOTAL DEPOSITORY INSTITUTIONS				22,080,164

ELECTRIC, GAS, AND SANITARY SERVICES - 2.68%
550,000		Atmos Energy Corp	4.000	10/15/09	Baa3	531,379
190,000		Carolina Power & Light Co	5.125	09/15/13	A2	184,142
275,000	e	Carolina Power & Light Co	5.700	04/01/35	A2	256,081
550,000		CenterPoint Energy Resources Corp	7.875	04/01/13	Baa3	599,992
300,000		CenterPoint Energy Resources Corp	6.250	02/01/37	Baa3	288,927
550,000		Centerpoint Energy, Inc	5.950	02/01/17	Ba1	538,957
750,000		Commonwealth Edison Co	3.700	02/01/08	Baa2	741,276
825,000		Consolidated Natural Gas Co	6.250	11/01/11	Baa1	844,388
275,000		Consolidated Natural Gas Co	5.000	12/01/14	Baa1	261,391
525,000		Consumers Energy Co	4.400	08/15/09	Baa1	512,998
1,100,000		FirstEnergy Corp	6.450	11/15/11	Baa3	1,132,348
550,000	e	Florida Power & Light Co	4.850	02/01/13	Aa3	529,649
550,000		Florida Power Corp	4.500	06/01/10	A2	535,150
250,000	i	FPL Group Capital, Inc	6.350	10/01/66	A3	241,828
250,000		National Fuel Gas Co	5.250	03/01/13	Baa1	242,708
550,000		National Rural Utilities Cooperative Finance Corp	5.750	08/28/09	A2	553,020
250,000		Nevada Power Co	6.650	04/01/36	Ba1	250,829
1,250,000		Nevada Power Co	6.750	07/01/37	Ba1	1,268,919
450,000		Northern States Power Co	6.250	06/01/36	A2	458,637
500,000		Northern States Power-Minnesota	5.250	07/15/35	A2	442,790
50,000		ONEOK Partners LP	5.900	04/01/12	Baa2	50,285
1,100,000		Pacific Gas & Electric Co	4.200	03/01/11	Baa1	1,050,260
350,000		Pacific Gas & Electric Co	5.800	03/01/37	Baa1	326,723
275,000		Public Service Co of Colorado	5.500	04/01/14	A3	271,314
250,000	e	Puget Sound Energy, Inc	6.274	03/15/37	Baa2	244,917
275,000	e	Southern California Edison Co	5.350	07/15/35	A2	248,564
550,000		Texas Eastern Transmission LP	5.250	07/15/07	A3	549,905
600,000		Texas Eastern Transmission LP	7.300	12/01/10	A3	630,650
275,000		Virginia Electric and Power Co	4.750	03/01/13	Baa1	262,087
275,000		Waste Management, Inc	7.750	05/15/32	Baa3	303,369
550,000		Westar Energy, Inc	6.000	07/01/14	Baa2	552,162
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				14,905,645

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.14%
275,000		Cisco Systems, Inc	5.500	02/22/16	A1	268,511
500,000		Cooper Industries, Inc	5.250	07/01/07	NR	500,000
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				768,511

FOOD AND KINDRED PRODUCTS - 0.63%
328,000		Archer-Daniels-Midland Co	7.125	03/01/13	A2	349,341
275,000		Bottling Group LLC	4.625	11/15/12	Aa2	263,814
250,000		Bunge Ltd Finance Corp	5.875	05/15/13	Baa2	244,464
250,000		Bunge Ltd Finance Corp	5.100	07/15/15	Baa2	228,923

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus Fund II

				MATURITY	MOODY'S
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 500,000		Companhia Brasileira de Bebidas	8.750%	09/15/13	Baa1	$567,500
550,000		Coors Brewing Co	6.375	05/15/12	Baa2	566,526
500,000		Diageo Capital plc	5.125	01/30/12	A3	489,496
550,000		Kraft Foods, Inc	6.500	11/01/31	Baa1	532,509
275,000		WM Wrigley Jr Co	4.650	07/15/15	A1	254,892
		TOTAL FOOD AND KINDRED PRODUCTS				3,497,465

FOOD STORES - 0.20%
550,000	d,e	Kroger Co	6.800	04/01/11	Baa2	567,696
550,000		Safeway, Inc	4.125	11/01/08	Baa2	539,475
		TOTAL FOOD STORES				1,107,171

FURNITURE AND FIXTURES - 0.09%
500,000		Masco Corp	4.625	08/15/07	Baa1	499,388
		TOTAL FURNITURE AND FIXTURES				499,388

GENERAL BUILDING CONTRACTORS - 0.10%
500,000		DR Horton, Inc	9.750	09/15/10	Ba1	541,772
		TOTAL GENERAL BUILDING CONTRACTORS				541,772

GENERAL MERCHANDISE STORES - 0.45%
250,000		JC Penney Corp, Inc	5.750	02/15/18	Baa3	241,708
1,000,000		Target Corp	5.375	05/01/17	A1	958,964
550,000		Wal-Mart Stores, Inc	4.000	01/15/10	Aa2	532,033
825,000		Wal-Mart Stores, Inc	4.125	02/15/11	Aa2	791,323
		TOTAL GENERAL MERCHANDISE STORES				2,524,028

HEALTH SERVICES - 0.09%
500,000		Quest Diagnostics, Inc	6.400	07/01/17	Baa3	504,730
		TOTAL HEALTH SERVICES				504,730

HOLDING AND OTHER INVESTMENT OFFICES - 2.10%
275,000		Archstone-Smith Trust	5.750	03/15/16	Baa1	274,776
300,000		BHP Billiton Finance Ltd	5.400	03/29/17	A1	288,532
275,000		Colonial Properties Trust	6.250	06/15/14	Baa3	277,601
8,514,000		Housing Urban Development	4.790	08/01/11	NR	8,370,905
550,000	e	iStar Financial, Inc	5.150	03/01/12	Baa2	529,897
275,000	e	iStar Financial, Inc	5.700	03/01/14	Baa2	268,293
500,000	e	iStar Financial, Inc	5.850	03/15/17	Baa2	476,792
550,000		Simon Property Group LP	5.600	09/01/11	A3	549,776
600,000		Sungard Data Systems, Inc	10.250	08/15/15	Caa1	634,500
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				11,671,072

HOTELS AND OTHER LODGING PLACES - 0.05%
250,000		MGM Mirage	6.000	10/01/09	Ba2	247,812
		TOTAL HOTELS AND OTHER LODGING PLACES				247,812

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.47%
500,000	g	Atlas Copco AB	5.600	05/22/17	A3	487,212
550,000		Caterpillar Financial Services Corp	2.700	07/15/08	A2	534,486
500,000		Caterpillar, Inc	6.050	08/15/36	A2	491,404
250,000		Hewlett-Packard Co	5.250	03/01/12	A2	246,945
600,000	e	Hewlett-Packard Co	5.400	03/01/17	A2	579,341

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus Fund II

				MATURITY	MOODY'S
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 275,000		John Deere Capital Corp	7.000%	03/15/12	A2	$290,612
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				2,630,000

INSTRUMENTS AND RELATED PRODUCTS - 0.14%
275,000	e	Johnson & Johnson	3.800	05/15/13	Aaa	253,610
275,000		Medtronic, Inc	4.750	09/15/15	A1	254,798
275,000		Thermo Fisher Scientific, Inc	5.000	06/01/15	Baa2	253,765
		TOTAL INSTRUMENTS AND RELATED PRODUCTS				762,173

INSURANCE CARRIERS - 1.14%
550,000	e	Aetna, Inc	6.625	06/15/36	A3	558,365
275,000		Allstate Corp	5.000	08/15/14	A1	263,678
550,000		American International Group, Inc	5.050	10/01/15	Aa2	526,661
600,000	i	Chubb Corp	6.375	03/29/37	A3	583,392
400,000		Chubb Corp	6.000	05/11/37	A2	382,490
275,000	g	Liberty Mutual Group, Inc	6.500	03/15/35	Baa2	250,169
250,000	i	Lincoln National Corp	6.050	04/20/67	Baa2	238,733
250,000	g	Mantis Reef Ltd	4.799	11/03/09	A3	245,172
550,000	e	Metlife, Inc	5.000	06/15/15	A2	522,577
275,000		Metlife, Inc	5.700	06/15/35	A2	254,192
500,000	g	Pricoa Global Funding I	3.900	12/15/08	Aa3	488,713
600,000	g	Principal Life Global Funding I	5.125	10/15/13	Aa2	587,274
300,000	g	Prudential Funding LLC	6.750	09/15/23	A1	311,684
650,000		UnitedHealth Group, Inc	5.250	03/15/11	A3	642,451
250,000		WellPoint, Inc	5.875	06/15/17	Baa1	247,288
275,000		WellPoint, Inc	5.850	01/15/36	Baa1	250,688
		TOTAL INSURANCE CARRIERS				6,353,527

METAL MINING - 0.14%
275,000		Barrick Gold Finance Co	4.875	11/15/14	Baa1	257,848
275,000	g	Corp Nacional del Cobre de Chile - CODELCO	4.750	10/15/14	Aa3	256,714
250,000		Vale Overseas Ltd	6.250	01/11/16	Baa3	248,523
		TOTAL METAL MINING				763,085

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.13%
250,000	g	Controladora Mabe S.A. C.V.	6.500	12/15/15	NR	250,625
500,000		Harsco Corp	5.125	09/15/13	A3	482,781
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES				733,406

MISCELLANEOUS RETAIL - 0.09%
500,000		CVS Caremark Corp	5.750	06/01/17	Baa2	482,380
		TOTAL MISCELLANEOUS RETAIL				482,380

MOTION PICTURES - 0.64%
275,000		Historic TW, Inc	6.625	05/15/29	Baa2	267,180
1,000,000		News America Holdings, Inc	8.250	08/10/18	Baa2	1,151,366
250,000		News America, Inc	7.625	11/30/28	Baa2	270,632
500,000	g	News America, Inc	6.150	03/01/37	Baa2	460,666
1,375,000		Time Warner, Inc	6.875	05/01/12	Baa2	1,434,694
		TOTAL MOTION PICTURES				3,584,538

NONDEPOSITORY INSTITUTIONS - 3.82%
4,300,000	g	BA Covered Bond Issuer	5.500	06/14/12	Aaa	4,314,569

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus Fund II

				MATURITY	MOODY'S
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 350,000		Boeing Capital Corp Ltd	6.100%	03/01/11	A2	$357,918
550,000		Capital One Financial Corp	5.700	09/15/11	A3	547,540
550,000		Capital One Financial Corp	5.500	06/01/15	A3	528,471
350,000		CIT Group Funding Co of Canada	5.200	06/01/15	A2	325,639
500,000		CIT Group, Inc	5.400	02/13/12	A2	489,816
600,000		CIT Group, Inc	5.850	09/15/16	A2	578,430
500,000		Ford Motor Credit Co	5.700	01/15/10	B1	477,675
600,000		Ford Motor Credit Co	9.875	08/10/11	B1	629,780
1,000,000		Ford Motor Credit Co	7.800	06/01/12	B1	975,527
3,000,000		General Electric Capital Corp	5.500	06/04/14	Aaa	2,965,383
1,000,000		General Motors Acceptance Corp LLC	6.625	05/15/12	Ba1	965,681
275,000	g,i	HSBC Capital Funding LP	4.610	12/30/49	A1	257,731
650,000		HSBC Finance Corp	5.250	01/14/11	Aa3	642,189
1,500,000		HSBC Finance Corp	5.900	06/19/12	Aa3	1,508,359
550,000	e	HSBC Finance Corp	5.250	04/15/15	Aa3	523,575
1,375,000		HSBC Finance Corp	5.500	01/19/16	Aa3	1,323,218
500,000		International Lease Finance Corp	5.450	03/24/11	A1	496,652
500,000		International Lease Finance Corp	5.650	06/01/14	A1	494,258
275,000		MBNA Corp	6.125	03/01/13	Aa1	279,628
550,000		Residential Capital LLC	6.125	11/21/08	Baa3	545,610
250,000		Residential Capital LLC	6.500	06/01/12	Baa3	243,548
1,100,000		Residential Capital LLC	6.500	04/17/13	Baa3	1,062,348
500,000	e	SLM Corp	5.400	10/25/11	A2	458,741
275,000	e	Toyota Motor Credit Corp	2.875	08/01/08	Aaa	267,640
		TOTAL NONDEPOSITORY INSTITUTIONS				21,259,926

OIL AND GAS EXTRACTION - 1.45%
600,000		Apache Corp	6.000	01/15/37	A3	572,334
250,000		Baker Hughes, Inc	6.875	01/15/29	A2	269,985
300,000		BJ Services Co	5.750	06/01/11	Baa1	299,166
1,100,000		Chesapeake Energy Corp	6.500	08/15/17	Ba2	1,042,250
825,000		Devon OEI Operating, Inc	4.375	10/01/07	Baa3	822,589
250,000	g	Empresa Nacional de Petroleo ENAP	6.750	11/15/12	A2	260,436
250,000		Equitable Resources, Inc	5.150	11/15/12	A2	242,027
200,000	g	Lukoil International Finance BV	6.356	06/07/17	Baa2	194,000
275,000		Nexen, Inc	5.050	11/20/13	Baa2	262,264
1,000,000		Nexen, Inc	5.650	05/15/17	Baa2	961,818
275,000		PC Financial Partnership	5.000	11/15/14	Baa2	258,312
550,000		Petro-Canada	5.950	05/15/35	Baa2	507,444
500,000	g	TNK-BP Finance S.A.	6.625	03/20/17	Baa2	484,400
750,000	g	Weatherford International, Inc	5.950	06/15/12	Baa1	756,734
500,000	g	Weatherford International, Inc	6.800	06/15/37	Baa1	509,850
600,000		XTO Energy, Inc	6.250	04/15/13	Baa2	610,678
		TOTAL OIL AND GAS EXTRACTION				8,054,287

OTHER MORTGAGE BACKED SECURITIES - 7.15%
3,000,000	d	Banc of America Commercial Mortgage, Inc Series
		2002-2 (Class A3)	5.118	07/11/43	NR	2,938,713
1,000,000	i	Banc of America Commercial Mortgage, Inc Series
		2005-1 (Class B)	5.143	11/10/42	NR	960,121
225,000	i	Banc of America Commercial Mortgage, Inc Series
		2005-6 (Class AJ)	5.353	09/10/47	Aaa	215,593

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus Fund II

				MATURITY	MOODY'S
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 80,000		Banc of America Commercial Mortgage, Inc Series
		2006-4 (Class A4)	5.634%	07/10/46	Aaa	$78,546
550,000		Banc of America Commercial Mortgage, Inc Series
		2006-5 (Class A4)	5.414	09/10/47	Aaa	532,611
953,182		Banc of America Mortgage Securities Series 2006-1
		(Class A8)	6.000	05/01/36	Aaa	953,759
211,515		Bank of America Alternative Loan Trust Series 2004-
		8 (Class 3A1)	5.500	09/25/19	Aaa	210,125
700,000	i	Bear Stearns Commercial Mortgage Securities
		Series 2005-PW10 (Class AJ)	5.615	12/11/40	Aaa	682,959
500,000	i	Bear Stearns Commercial Mortgage Securities
		Series 2006-PW11 (Class A4)	5.625	03/11/39	NR	489,895
200,000	i	Bear Stearns Commercial Mortgage Securities
		Series 2006-PW12 (Class A4)	5.895	09/11/38	Aaa	199,103
1,175,000		Bear Stearns Commercial Mortgage Securities
		Series 2006-PW13 (Class A4)	5.540	09/11/41	NR	1,148,975
700,000		Bear Stearns Commercial Mortgage Securities
		Series 2006-PW14 (Class A4)	5.201	12/11/38	NR	666,381
1,450,000	i	Bear Stearns Commercial Mortgage Securities
		Series 2006-T22 (Class A4)	5.633	04/12/38	Aaa	1,427,181
600,000		Bear Stearns Commercial Mortgage Securities
		Series 2006-T24 (Class A4)	5.537	10/12/41	Aaa	586,811
1,300,000		Citicorp Mortgage Securities, Inc Series 2005-4
		(Class 1A7)	5.500	07/25/35	Aa1	1,222,658
1,100,000		Citigroup/Deutsche Bank Commercial Mortgage
		Trust Series 2006-CD3 (Class A5)	5.617	10/15/48	Aaa	1,080,338
1,668,335		Citimortgage Alternative Loan Trust Series 2006-A1
		(Class 2A1)	5.250	03/25/21	Aaa	1,619,850
815,552		Countrywide Home Loan Mortgage Pass Through
		Trust Series 2005-17 (Class 1A10)	5.250	09/25/35	AGY	805,884
50,000	i	Credit Suisse Mortgage Capital Certificates Series
		2006-C2 (Class A3)	5.847	03/15/39	Aaa	49,532
750,000		Credit Suisse Mortgage Capital Certificates Series
		2006-C4 (Class A3)	5.467	09/15/39	Aaa	727,696
1,250,000		Credit Suisse Mortgage Capital Certificates Series
		2006-C5 (Class A3)	5.311	12/15/39	Aaa	1,198,371
2,000,000	i	Credit Suisse/Morgan Stanley Commercial
		Mortgage Certificate Series HC1A (Class A1)	5.510	05/15/23	Aaa	2,001,554
1,000,000		GE Capital Commercial Mortgage Corp Series 2003-
		C2 (Class A4)	5.145	07/10/37	Aaa	971,674
500,000		GS Mortgage Securities Corp II Series 2006-GG8
		(Class A4)	5.560	11/10/39	Aaa	489,083
1,000,000		JP Morgan Chase Commercial Mortgage Securities
		Corp Series 2003-CB6 (Class A2)	5.255	07/12/37	Aaa	976,742
1,000,000	i	JP Morgan Chase Commercial Mortgage Securities
		Corp Series 2007-LD11 (Class AJ)	6.007	06/15/49	Aaa	986,201
700,000		LB-UBS Commercial Mortgage Trust Series 2005-
		C3 (Class A2)	4.553	07/15/30	Aaa	683,931
1,000,000	i	LB-UBS Commercial Mortgage Trust Series 2005-
		C5 (Class AJ)	5.057	09/15/40	NR	946,524
100,000	i	LB-UBS Commercial Mortgage Trust Series 2006-
		C4 (Class A4)	6.097	06/15/38	Aaa	100,729

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus Fund II

				MATURITY	MOODY'S
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 228,897		MASTR Asset Securitization Trust Series 2005-2
		(Class 3A1)	5.000%	10/25/20	Aaa	$224,545
1,000,000	i	Merrill Lynch Mortgage Trust Series 2003-KEY1
		(Class A4)	5.236	11/12/35	NR	972,915
1,000,000	i	Merrill Lynch Mortgage Trust Series 2004-BPC1
		(Class AJ)	4.922	10/12/41	NR	945,319
425,000	i	Merrill Lynch Mortgage Trust Series 2005-LC1
		(Class A4)	5.291	01/12/44	Aaa	409,951
275,000	i	Merrill Lynch Mortgage Trust Series 2006-C1
		(Class A4)	5.843	05/12/39	NR	273,040
250,000	i	Merrill Lynch/Countrywide Commercial Mortgage
		Trust Series 2006-1 (Class A4)	5.608	02/12/39	NR	244,311
550,000	i	Morgan Stanley Capital I Series 2006-HQ8 (Class
		AJ)	5.641	03/12/44	Aaa	537,650
100,000	i	Morgan Stanley Capital I Series 2006-HQ9 (Class
		A4)	5.731	07/12/44	NR	99,056
250,000	i	Morgan Stanley Capital I Series 2006-IQ11 (Class
		AJ)	5.949	10/15/42	NR	247,020
100,000	i	Morgan Stanley Capital I Series 2006-T23 (Class
		A4)	5.983	08/12/41	NR	100,395
940,000		Residential Accredit Loans, Inc Series 2005-QS6
		(Class A7)	5.750	05/25/35	Aa1	902,701
1,000,000	i	Wachovia Bank Commercial Mortgage Trust Series
		2005-C20 (Class A7)	5.118	07/15/42	Aaa	955,908
4,456,768		Washington Mutual, Inc Series 2003-S10 (Class A1)	4.500	10/25/18	NR	4,283,708
2,718,522		Wells Fargo Mortgage Backed Securities Trust
		Series 2004-7 (Class 1A1)	4.500	07/25/19	NR	2,558,809
2,163,510		Wells Fargo Mortgage Backed Securities Trust
		Series 2005-1 (Class 2A1)	5.000	01/25/20	Aaa	2,117,029
		TOTAL OTHER MORTGAGE BACKED SECURITIES				39,823,897

PAPER AND ALLIED PRODUCTS - 0.55%
500,000	e	Bemis Co, Inc	4.875	04/01/12	Baa1	481,418
600,000		Cenveo Corp	7.875	12/01/13	B3	588,000
2,000,000		Kimberly-Clark Corp	7.100	08/01/07	Aa3	2,002,326
		TOTAL PAPER AND ALLIED PRODUCTS				3,071,744

PETROLEUM AND COAL PRODUCTS - 0.34%
1,100,000		Conoco Funding Co	6.350	10/15/11	A1	1,135,231
500,000	i	Enterprise Products Operating LP	8.375	08/01/66	Ba1	533,627
250,000		Valero Energy Corp	6.625	06/15/37	Baa3	249,581
		TOTAL PETROLEUM AND COAL PRODUCTS				1,918,439

PIPELINES, EXCEPT NATURAL GAS - 0.57%
250,000		Enbridge Energy Partners LP	4.000	01/15/09	Baa2	244,419
275,000		Enterprise Products Operating LP	4.000	10/15/07	Baa3	273,861
550,000		Enterprise Products Operating LP	4.950	06/01/10	Baa3	540,719
275,000		Enterprise Products Operating LP	5.600	10/15/14	Baa3	268,071
550,000		Panhandle Eastern Pipe Line	4.800	08/15/08	Baa3	543,721
550,000		Plains All American Pipeline LP	4.750	08/15/09	Baa3	540,326
275,000		TransCanada Pipelines Ltd	4.000	06/15/13	A2	250,486
300,000		TransCanada Pipelines Ltd	5.850	03/15/36	A2	284,151

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus Fund II

				MATURITY	MOODY'S
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 250,000	i	TransCanada Pipelines Ltd	6.350%	05/15/67	A3	$238,849
		TOTAL PIPELINES, EXCEPT NATURAL GAS				3,184,603

PRINTING AND PUBLISHING - 0.22%
600,000		Idearc, Inc	8.000	11/15/16	B2	606,000
732,000		Morris Publishing Group LLC	7.000	08/01/13	B1	640,500
		TOTAL PRINTING AND PUBLISHING				1,246,500

RAILROAD TRANSPORTATION - 0.49%
275,000		Burlington Northern Santa Fe Corp	6.750	07/15/11	Baa1	284,990
350,000		Burlington Northern Santa Fe Corp	5.650	05/01/17	Baa1	340,175
250,000		Burlington Northern Santa Fe Corp	6.150	05/01/37	Baa1	241,446
550,000		Canadian National Railway Co	4.400	03/15/13	A3	513,498
300,000		Canadian National Railway Co	6.200	06/01/36	A3	294,939
250,000	e	CSX Corp	6.000	10/01/36	Baa3	231,940
300,000		Norfolk Southern Corp	5.590	05/17/25	Baa1	272,321
550,000	e	Union Pacific Corp	6.500	04/15/12	Baa2	565,888
		TOTAL RAILROAD TRANSPORTATION				2,745,197

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.05%
275,000	g	Sealed Air Corp	5.375	04/15/08	Baa3	273,501
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS				273,501

SECURITY AND COMMODITY BROKERS - 1.77%
275,000		Bear Stearns Cos, Inc	5.700	11/15/14	A1	268,356
550,000		Burlington Resources Finance Co	6.400	08/15/11	A2	567,749
275,000		Burlington Resources Finance Co	7.200	08/15/31	A2	309,257
600,000		Credit Suisse USA, Inc	5.500	08/16/11	Aa1	598,674
500,000		Franklin Resources, Inc	3.700	04/15/08	A1	493,608
500,000	i	Goldman Sachs Capital II	5.793	12/30/49	A2	487,973
275,000		Goldman Sachs Group, Inc	5.000	01/15/11	Aa3	269,687
600,000		Goldman Sachs Group, Inc	5.300	02/14/12	Aa3	590,361
275,000		Goldman Sachs Group, Inc	5.500	11/15/14	Aa3	268,470
100,000		Goldman Sachs Group, Inc	5.625	01/15/17	A1	95,760
600,000	e	Goldman Sachs Group, Inc	5.950	01/15/27	A1	567,076
500,000	i	Lehman Brothers Holdings Capital Trust V	5.857	12/30/49	A3e	489,779
600,000	e	Lehman Brothers Holdings, Inc	5.250	02/06/12	A1	589,198
250,000	i	Lehman Brothers Holdings, Inc	6.000	05/03/32	A2	234,105
275,000	e	Merrill Lynch & Co, Inc	5.000	02/03/14	Aa3	262,926
500,000		Merrill Lynch & Co, Inc	5.700	05/02/17	A1	481,371
350,000		Merrill Lynch & Co, Inc	6.110	01/29/37	A1	328,776
1,375,000		Morgan Stanley	3.625	04/01/08	Aa3	1,356,204
900,000		Morgan Stanley	5.750	10/18/16	Aa3	874,046
500,000		Morgan Stanley	5.550	04/27/17	Aa3e	476,995
250,000		Morgan Stanley	6.250	08/09/26	Aa3	247,854
		TOTAL SECURITY AND COMMODITY BROKERS				9,858,225

TRANSPORTATION BY AIR - 0.10%
550,000		FedEx Corp	5.500	08/15/09	Baa2	549,166
		TOTAL TRANSPORTATION BY AIR				549,166

TRANSPORTATION EQUIPMENT - 0.76%
250,000		DaimlerChrysler NA Holding Corp	5.875	03/15/11	Baa1	251,263

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus Fund II

				MATURITY	MOODY'S
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 250,000		DaimlerChrysler NA Holding Corp	5.750%	09/08/11	Baa1	$250,263
275,000		DaimlerChrysler NA Holding Corp	6.500	11/15/13	Baa1	283,920
275,000		General Dynamics Corp	3.000	05/15/08	A2	269,473
700,000		Honeywell International, Inc	5.700	03/15/37	A2	644,931
550,000		Lockheed Martin Corp	6.150	09/01/36	Baa1	548,660
275,000	e	Northrop Grumman Corp	7.750	02/15/31	Baa1	326,801
1,100,000		United Technologies Corp	6.350	03/01/11	A2	1,133,182
550,000	e	United Technologies Corp	6.050	06/01/36	A2	545,709
		TOTAL TRANSPORTATION EQUIPMENT				4,254,202

WHOLESALE TRADE-DURABLE GOODS - 0.11%
500,000		Vale Overseas Ltd	6.250	01/23/17	Baa3	496,750
100,000		Vale Overseas Ltd	6.875	11/21/36	Baa3	100,338
		TOTAL WHOLESALE TRADE-DURABLE GOODS				597,088

WHOLESALE TRADE-NONDURABLE GOODS - 0.24%
825,000		Procter & Gamble Co	4.950	08/15/14	Aa3	794,716
600,000		Procter & Gamble Co	5.550	03/05/37	Aa3	565,673
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS				1,360,389

		TOTAL CORPORATE BONDS				292,022,802
		(Cost $296,901,826)

GOVERNMENT BONDS - 45.90%

AGENCY SECURITIES - 2.64%
1,918,039		Cal Dive I- Title XI, Inc	4.930	02/01/27	NR	1,791,909
500,000		Egypt Government AID Bonds	4.450	09/15/15	Aaa	473,880
500,000		Federal Farm Credit Bank (FFCB)	5.375	07/18/11	Aaa	502,079
2,000,000		Federal Home Loan Mortgage Corp (FHLMC)	5.125	10/24/07	Aaa	1,998,244
2,000,000		Federal Home Loan Mortgage Corp (FHLMC)	3.500	05/21/08	Aaa	1,968,718
200,000		Federal Home Loan Mortgage Corp (FHLMC)	5.750	06/27/16	Aa2	201,804
1,200,000		Federal Home Loan Mortgage Corp (FHLMC)	5.125	10/18/16	Aaa	1,170,846
3,600,000		Federal National Mortgage Association (FNMA)	5.000	09/15/08	Aaa	3,591,237
2,000,000		Federal National Mortgage Association (FNMA)	5.375	06/12/17	Aaa	1,983,868
1,000,000		Private Export Funding Corp	7.200	01/15/10	Aaa	1,046,437
		TOTAL AGENCY SECURITIES				14,729,022

FOREIGN GOVERNMENT BONDS - 3.46%
500,000		African Development Bank	3.250	08/01/08	Aaa	490,125
275,000		Chile Government International Bond	5.500	01/15/13	A2	272,276
500,000	e	China Development Bank	5.000	10/15/15	A2	477,708
250,000		Development Bank of Japan	4.250	06/09/15	Aaa	230,578
350,000		Eksportfinans A/S	5.000	02/14/12	Aaa	346,503
275,000		European Investment Bank	4.875	02/15/36	Aaa	246,608
500,000	g	Federal Republic of Germany	3.875	06/01/10	Aaa	484,288
5,000,000	g	Hypothekenbank in Essen AG.	5.000	01/20/12	Aaa	4,934,090
500,000		International Finance Corp	5.125	05/02/11	Aaa	498,094
750,000		Israel Government International Bond	5.500	11/09/16	A2	731,201
225,000		Italy Government International Bond	5.375	06/12/17	NR	222,597
1,100,000		Italy Government International Bond	6.875	09/27/23	Aa2	1,223,110
275,000	e	Korea Development Bank	5.750	09/10/13	Aa3	275,700
275,000		Kreditanstalt fuer Wiederaufbau	5.250	05/19/09	Aaa	275,692

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus Fund II

				MATURITY	MOODY'S
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 300,000		Kreditanstalt fuer Wiederaufbau	4.875%	01/17/17	Aaa	$287,489
500,000		Landwirtschaftliche Rentenbank	5.250	07/02/12	Aaa	498,362
550,000		Landwirtschaftliche Rentenbank	5.125	02/01/17	Aaa	537,947
173,000		Mexico Government International Bond	6.375	01/16/13	Baa1	179,297
979,000		Mexico Government International Bond	5.875	01/15/14	Baa1	988,183
600,000	d	Mexico Government International Bond	6.750	09/27/34	Baa1	640,752
50,000		Oesterreichische Kontrollbank AG.	5.000	04/25/17	Aaa	48,301
500,000	e	Province of Manitoba Canada	4.450	04/12/10	Aa1	489,826
600,000		Province of Manitoba Canada	5.000	02/15/12	Aa1	593,359
550,000		Province of Ontario	4.750	01/19/16	Aa1	526,465
1,500,000		Province of Quebec Canada	5.750	02/15/09	Aa2	1,512,305
300,000	e	Province of Quebec Canada	5.125	11/14/16	Aa2	291,816
550,000		Province of Saskatchewan Canada	8.000	02/01/13	Aa1	618,651
1,100,000		Svensk Exportkredit AB	5.125	03/01/17	Aa1	1,064,457
250,000	e	Turkey Government International Bond	7.375	02/05/25	Ba3	255,938
		TOTAL FOREIGN GOVERNMENT BONDS				19,241,718

MORTGAGE BACKED SECURITIES - 33.97%
500,000		Federal Home Loan Mortgage Corp (FHLMC)	4.260	07/19/07		499,717
2,118,220		FHLMC	6.000	09/15/16		2,131,364
1,500,000		FHLMC	4.000	09/15/19		1,346,262
2,000,000		FHLMC	5.000	06/15/29		1,951,774
419,650		FHLMC	6.000	12/15/30		421,550
3,000,000		FHLMC	5.000	06/15/31		2,891,073
1,500,000		FHLMC	5.500	05/15/33		1,453,709
887,010		FHLMC	4.500	09/15/35		839,191
1,292,924	i	FHLMC	5.091	02/01/36		1,280,115
1,012,590	i	FHLMC	5.009	09/01/36		1,006,670
1,657,032	i	FHLMC	6.146	09/01/36		1,670,571
1,026,875	i	FHLMC	5.717	02/01/37		1,022,945
3,319,730	i	FHLMC	5.803	03/01/37		3,325,587
1,870,056	i	FHLMC	5.650	03/01/37		1,879,524
249,719	i	FHLMC	5.893	04/01/37		252,459
1,000,000	h	FHLMC	6.000	08/15/37		989,688
50,790		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	09/01/10		51,890
135,142		FGLMC	6.500	12/01/16		138,054
1,288,899		FGLMC	5.500	01/01/19		1,273,778
2,158,771		FGLMC	4.500	07/01/20		2,049,846
816,910		FGLMC	4.500	09/01/20		775,691
95,139		FGLMC	7.000	10/01/20		98,730
780,101		FGLMC	5.000	10/01/20		754,489
1,564,716	d	FGLMC	5.500	10/01/20		1,542,342
649,117		FGLMC	4.500	06/01/21		616,365
1,655,622		FGLMC	5.500	08/01/21		1,631,059
288,492		FGLMC	6.500	01/01/29		294,720
25,508		FGLMC	8.000	01/01/31		26,886
4,191,130		FGLMC	5.500	12/01/33		4,061,528
2,364,226		FGLMC	5.000	01/01/34		2,227,721
1,072,461		FGLMC	4.500	10/01/34		978,300
793,504		FGLMC	5.500	12/01/34		768,217
1,826,682		FGLMC	5.500	03/01/35		1,765,911
2,469,003		FGLMC	6.000	05/01/35		2,450,652
1,268,615		FGLMC	5.500	06/01/35		1,226,410

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus Fund II

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$ 2,592,633	FGLMC	5.500%	06/01/35	$2,506,379
428,434	FGLMC	5.000	10/01/35	402,648
869,954	FGLMC	5.000	11/01/35	817,594
1,044,164	FGLMC	7.000	01/01/36	1,074,416
918,862	FGLMC	5.500	04/01/36	886,674
179,053	FGLMC	6.500	05/01/36	180,979
908,506	FGLMC	6.500	10/01/36	918,275
423,512	FGLMC	6.500	12/01/36	426,319
991,434	FGLMC	5.500	01/01/37	956,704
1,986,752	FGLMC	5.500	04/01/37	1,916,203
2,778,332	FGLMC	5.500	05/01/37	2,679,674
850,109	Federal National Mortgage Association (FNMA)	6.366	12/01/08	848,273
72,117	FNMA	5.000	06/01/13	70,865
2,918,435	FNMA	4.732	02/01/14	2,801,683
2,890,259	FNMA	4.640	11/01/14	2,751,527
437,644	FNMA	4.558	01/01/15	414,248
1,520,365	FNMA	6.000	06/25/16	1,520,481
323,940	FNMA	6.500	10/01/16	331,044
108,773	FNMA	6.500	11/01/16	111,159
201,482	FNMA	6.500	02/01/18	205,580
456,479	FNMA	5.500	04/01/18	451,314
156,587	FNMA	5.500	05/01/18	154,815
219,352	FNMA	6.000	01/01/19	220,422
1,000,000	FNMA	4.000	02/25/19	887,960
1,535,893	FNMA	4.500	04/01/19	1,461,283
43,327	FNMA	8.000	03/01/23	45,672
793,054	FNMA	5.500	02/01/24	775,387
1,851,378	FNMA	5.500	07/01/24	1,808,919
4,238,571	FNMA	5.000	10/01/25	4,036,993
25,580	FNMA	9.000	11/01/25	27,746
25,898	FNMA	7.500	01/01/29	27,116
533,561	FNMA	7.000	07/01/32	552,679
205,484	FNMA	5.000	02/01/33	193,559
931,517	FNMA	4.500	03/25/33	888,073
1,270,091	FNMA	5.500	06/01/33	1,230,581
529,001	FNMA	5.000	07/01/33	498,301
3,384,276	FNMA	5.500	07/01/33	3,278,999
1,396,161	FNMA	4.500	08/01/33	1,273,649
985,915	FNMA	5.000	08/01/33	928,698
1,500,000	FNMA	5.500	08/25/33	1,472,208
1,446,034	FNMA	4.500	10/01/33	1,319,145
643,800	FNMA	5.000	10/01/33	606,437
617,529	FNMA	5.000	10/01/33	581,691
1,215,351	FNMA	5.000	11/01/33	1,144,818
1,263,722	FNMA	5.000	11/01/33	1,190,382
5,178,088	FNMA	5.000	11/01/33	4,877,578
522,211	FNMA	5.500	12/01/33	505,967
488,658	FNMA	5.500	12/01/33	473,457
945,720	FNMA	5.500	12/01/33	916,301
636,966	FNMA	5.500	01/01/34	617,152
254,225	FNMA	5.000	03/01/34	239,471
2,559,906	FNMA	5.000	03/01/34	2,411,342
311,849	FNMA	5.000	03/01/34	293,751

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$ 311,142		FNMA	5.000%	03/01/34	$293,085
1,267,200		FNMA	5.000	03/01/34	1,193,659
2,013,635		FNMA	5.000	04/01/34	1,894,694
5,985,484		FNMA	5.000	08/01/34	5,631,934
600,000		FNMA	5.500	10/25/34	579,916
758,799		FNMA	5.500	01/01/35	734,658
1,736,357		FNMA	5.500	02/01/35	1,682,343
2,529,209		FNMA	5.000	02/25/35	2,456,543
1,981,190		FNMA	5.500	04/01/35	1,918,159
3,757,642		FNMA	5.500	05/01/35	3,633,385
4,735,397		FNMA	5.500	05/01/35	4,578,807
2,922,806		FNMA	6.000	05/01/35	2,896,560
140,198		FNMA	7.500	06/01/35	145,043
675,440		FNMA	6.000	07/01/35	669,375
4,762,076		FNMA	6.000	08/01/35	4,719,313
1,319,773		FNMA	5.500	09/01/35	1,278,718
3,449,706		FNMA	5.000	10/01/35	3,241,154
269,134		FNMA	5.000	10/01/35	252,864
1,267,300		FNMA	5.500	12/01/35	1,225,393
93,573		FNMA	7.000	01/01/36	95,566
1,760,020		FNMA	6.000	03/01/36	1,742,171
3,012,636	d	FNMA	6.000	04/01/36	2,982,083
824,950		FNMA	6.500	04/01/36	832,974
2,296,075	i	FNMA	5.949	07/01/36	2,307,968
6,318,205	i	FNMA	5.743	09/01/36	6,318,054
948,825		FNMA	6.000	10/01/36	939,202
1,140,593		FNMA	6.500	12/01/36	1,147,083
551,193		FNMA	7.000	02/01/37	565,961
99,751		FNMA	7.000	04/01/37	102,424
2,000,000		FNMA	6.000	06/01/37	1,979,375
5,000,000	h	FNMA	6.000	08/25/37	4,942,190
17,000,000	h	FNMA	6.500	08/25/37	17,143,446
25,293		Government National Mortgage Association
		(GNMA)	6.500	09/15/23	25,792
57,543		GNMA	7.500	11/15/23	60,223
6,360		GNMA	7.500	08/15/28	6,665
84,276		GNMA	6.500	12/15/28	86,097
158,079		GNMA	6.500	03/15/29	161,504
50,868		GNMA	8.500	10/20/30	54,493
18,819		GNMA	7.000	06/20/31	19,561
325,472		GNMA	5.000	02/15/33	308,576
2,376,738		GNMA	5.000	09/15/33	2,253,353
494,208		GNMA	5.500	11/20/33	479,854
2,090,258		GNMA	5.500	02/20/35	2,027,714
726,751		GNMA	5.500	03/20/35	705,005
		TOTAL MORTGAGE BACKED SECURITIES			189,220,316

U.S. TREASURY SECURITIES - 5.83%
11,198,000		United States Treasury Bond	8.000	11/15/21	14,333,664
7,600,000	d	United States Treasury Bond	5.250	02/15/29	7,660,192
330,000		United States Treasury Bond	5.375	02/15/31	339,280
534,000		United States Treasury Bond	4.500	02/15/36	483,975
2,202,000		United States Treasury Bond	4.750	02/15/37	2,077,455

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$ 450,000		United States Treasury Note	4.625%	02/29/12	$444,357
626,000		United States Treasury Note	4.750	05/31/12	621,142
750,000		United States Treasury Note	4.875	06/30/12	747,949
5,300,000		United States Treasury Note	4.500	05/15/17	5,083,018
2,000,000	j	United States Treasury Strip Principal	0.000	08/15/27	706,180
		TOTAL U.S. TREASURY SECURITIES			32,497,212

		TOTAL GOVERNMENT BONDS			255,688,268
		(Cost $261,071,015)

		TOTAL BONDS			547,711,070
		(Cost $557,972,841)

SHARES		COMPANY

PREFERRED STOCKS - 0.06%

DEPOSITORY INSTITUTIONS - 0.06%
14,000	e	Bank of America Corp			360,640
		TOTAL DEPOSITORY INSTITUTIONS			360,640
		TOTAL PREFERRED STOCKS			360,640
		(Cost $350,000)

TIAA-CREF MUTUAL FUNDS - 0.71%
395,149		TIAA-CREF Institutional High-Yield Fund II			3,951,492
		TOTAL TIAA-CREF MUTUAL FUNDS			3,951,492
		(Cost $4,048,136)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 6.31%
COMMERCIAL PAPER - 2.86%
$ 5,000,000	d	CC (USA), Inc	0.000	08/30/07	4,956,561
5,000,000		Rabobank USA Financial Corp	0.000	07/02/07	5,000,000
1,150,000	d	Scaldis Capital LLC	0.000	07/16/07	1,147,589
3,610,000		UBS Finance, (Delaware), Inc	0.000	07/02/07	3,610,000
1,235,000		Yorktown Capital LLC	0.000	07/31/07	1,229,686
					15,943,836
SHARES		COMPANY

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.56%
8,709,325		State Street Navigator Securities Lending Prime Portfolio			8,709,325
					8,709,325

PRINCIPAL		ISSUER
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 1.89%
$ 10,540,000		Federal National Mortgage Association (FNMA)	0.000	07/25/07	10,505,661
					10,505,661

		TOTAL SHORT-TERM INVESTMENTS			35,158,822
		(Cost $35,155,092)

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus Fund II

VALUE
	TOTAL PORTFOLIO - 105.41%	587,182,024
(Cost $597,526,069)

	OTHER ASSETS & LIABILITIES, NET - (5.41)%	$(30,158,191)

	NET ASSETS - 100.00%	$557,023,833

ABBREVIATION:
NR - Not Rated

+	As provided by Moody's Investors Service (unaudited).
d	All or a portion of these securities have been segregated by the custodian to cover securities purchased on a delayed delivery basis.
e	All or a portion of these securities are out on loan.
g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.
At June 30, 2007, the value of these securities amounted to $22,127,840 or 3.97% of net assets.
h	These securities were purchased on a delayed delivery basis.
i	Floating rate or variable rate securities reflects the rate at June 30, 2007.
j	Zero coupon.
v	Security valued at fair value.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Short-Term Bond Fund II

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
SHORT-TERM BOND FUND II
STATEMENT OF INVESTMENTS (unaudited)
June 30, 2007
				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE

CORPORATE BONDS - 43.39%

AMUSEMENT AND RECREATION SERVICES - 0.14%
$ 350,000	e	Walt Disney Co	5.700%	07/15/11	A2	$352,762
		TOTAL AMUSEMENT AND RECREATION SERVICES				352,762

ASSET BACKED - 13.30%
1,000,000		AmeriCredit Automobile Receivables Trust
		Series 2006-AF (Class A4)	5.640	09/06/13	Aaa	1,004,616
55,677		Asset Backed Funding Corp NIM Trust Series
		2005-WMC1 (Class N1)	5.900	07/26/35	NA	55,265
1,000,000		Capital One Auto Finance Trust Series 2007-A
		(Class A3A)	5.250	08/15/11	Aaa	998,272
301,568		Centex Home Equity Series 2002-A (Class AF6)	5.540	01/25/32	Aaa	299,952
1,500,000	i	Centex Home Equity Series 2004-D (Class MF2)
			5.560	09/25/34	A2	1,424,773
500,000	i	Chase Funding Mortgage Loan Asset-Backed
		Certificates Series 2004-2 (Class 1B)	5.700	02/25/35	Baa2	424,558
500,000	i	Chase Funding Mortgage Loan Asset-Backed
		Certificates Series 2004-2 (Class 1M2)	5.700	02/25/35	A2	474,715
341,423		Chase Manhattan Auto Owner Trust Series 2004-
		A (Class A4)	2.830	09/15/10	Aaa	336,960
1,320,000		CIT Equipment Collateral Series 2005-VT1
		(Class A4)	4.360	11/20/12	Aaa	1,309,674
775,285	i	CIT Group Home Equity Loan Trust Series 2002-
		2 (Class MF2)	6.390	12/25/30	A3	759,721
5,500,000	i	Citicorp Mortgage Securities, Inc Series 2006-1
		(Class A3)	5.706	07/25/36	Aaa	5,465,928
996,409	i	Countrywide Asset-Backed Certificates Series
		2006-S3 (Class A1)	5.430	06/25/21	Aaa	996,407
2,000,000	i	Flagstar Home Equity Loan Trust Series 2007-
		1A (Class AF3)	5.781	01/25/35	Aaa	1,971,708
347,941	i	GMAC Mortgage Corporation Loan Trust 2005-
		HE2 A3	4.622	11/25/35	Aaa	344,584
2,000,000		GMAC Mortgage Corporation Loan Trust 2006-
		HLTV A3	5.590	10/25/29	Aaa	1,990,846
2,000,000		GMAC Mortgage Corporation Loan Trust 2006-
		HLTV A4	5.810	10/25/29	Aaa	1,971,248
250,000		JPMorgan Auto Receivables Trust Series 2007-A
		(Class A3)	5.190	02/15/11	Aaa	249,339
273,158		Long Beach Asset Holdings Corp Series 2006-4
		(Class N1)	5.877	06/25/46	NA	204,869
25,917	v	Long Beach Asset Holdings Corp Series 2006-6
		(Class N1)	6.072	09/25/46	NA	19,438
2,257,885		Marriott Vacation Club Owner Trust Series 2006-
		1A (Class A)	5.737	04/20/28	Aaa	2,260,792
588,011	v	New York City Tax Lien Series 2006-AA (Class
		A)	5.930	07/01/36	Aaa	587,552

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Short-Term Bond Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 500,000	i	Renaissance Home Equity Loan Trust Series
		2006-3 (Class AF3)	5.586%	11/25/36	Aaa	$496,157
4,000,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-H12 (Class A3)	5.790	02/25/36	Aaa	3,987,392
2,000,000	i	Residential Funding Mortgage Securities II, Inc
		Series 2006-HI1 (Class A3)	5.570	02/25/36	Aaa	1,965,934
500,000	i	Residential Funding Mortgage Securities II, Inc
		Series 2006-HI1 (Class M2)	6.060	02/25/36	Aa2	487,667
2,000,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-HI3 (Class A2)	5.950	02/25/36	Aaa	1,999,928
1,300,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-HI3 (Class A3)	5.960	02/25/36	Aaa	1,298,805
1,391,486	v	Sierra Receivables Funding Co Series 2006-1A
		(Class A1)	5.840	05/20/18	Aaa	1,394,827
		TOTAL ASSET BACKED				34,781,927

CHEMICALS AND ALLIED PRODUCTS - 0.72%
350,000	e	Abbott Laboratories	5.600	05/15/11	A1	351,438
1,250,000		Eli Lilly & Co	2.900	03/15/08	Aa3	1,230,280
300,000		Lubrizol Corp	4.625	10/01/09	Baa3	294,038
		TOTAL CHEMICALS AND ALLIED PRODUCTS				1,875,756

COMMUNICATIONS - 1.14%
350,000		Alamosa Delaware, Inc	11.000	07/31/10	Baa3	370,562
1,500,000		Alamosa Delaware, Inc	8.500	01/31/12	Baa3	1,573,125
250,000		Allbritton Communications Co	7.750	12/15/12	B1	251,250
600,000	g	Time Warner Cable, Inc	5.400	07/02/12	Baa2	588,975
200,000		Viacom, Inc	5.750	04/30/11	Baa3	199,719
		TOTAL COMMUNICATIONS				2,983,631

DEPOSITORY INSTITUTIONS - 5.96%
350,000		Bank of America Corp	4.875	09/15/12	Aa1	339,282
600,000		Citigroup, Inc	5.100	09/29/11	Aa1	590,333
4,000,000	e	Citigroup, Inc	5.250	02/27/12	Aa1	3,949,638
165,000	e	FIA Card Services NA	5.375	01/15/08	Aaa	164,962
500,000		FIA Card Services NA	7.125	11/15/12	Baa2	535,180
1,250,000	e	JPMorgan Chase & Co	3.500	03/15/09	Aa2	1,212,118
250,000		M&I Marshall & Ilsley Bank	4.125	09/04/07	Aa3	249,520
750,000		M&I Marshall & Ilsley Bank	4.400	03/15/10	Aa3	730,140
250,000		Popular North America, Inc	3.875	10/01/08	A2	244,465
250,000		Popular North America, Inc	5.650	04/15/09	A2	249,431
625,000		US Bank NA	5.700	12/15/08	Aa2	627,053
625,000		Wachovia Bank NA	4.850	07/30/07	Aa1	624,731
625,000	e	Wachovia Corp	5.300	10/15/11	Aa3	618,614
500,000	e	Washington Mutual, Inc	5.500	08/24/11	A2	495,246
2,900,000	e	Wells Fargo & Co	4.875	01/12/11	Aa1	2,844,426
1,000,000	e	Wells Fargo Bank NA	6.450	02/01/11	Aa1	1,029,518
1,000,000		Western Financial Bank	9.625	05/15/12	Aa2	1,071,770
		TOTAL DEPOSITORY INSTITUTIONS				15,576,427

EATING AND DRINKING PLACES - 0.24%
625,000	e	McDonald's Corp	5.950	01/15/08	A2	626,812
		TOTAL EATING AND DRINKING PLACES				626,812

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Short-Term Bond Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
ELECTRIC, GAS, AND SANITARY SERVICES - 3.10%
$ 625,000		Atmos Energy Corp	4.000%	10/15/09	Baa3	$603,840
300,000		Commonwealth Edison Co	3.700	02/01/08	Baa2	296,510
275,000		Consumers Energy Co	4.400	08/15/09	Baa1	268,713
2,475,000		Duke Energy Carolinas LLC	3.750	03/05/08	A2	2,447,042
625,000		Midamerican Energy Holdings Co	4.625	10/01/07	Baa1	623,479
1,250,000		Ohio Power Co	5.300	11/01/10	A3	1,240,049
625,000		ONEOK Partners LP	5.900	04/01/12	Baa2	628,558
375,000		Pepco Holdings, Inc	5.500	08/15/07	Baa3	375,150
1,000,000		Tampa Electric Co	5.375	08/15/07	Baa2	999,690
600,000		Texas Eastern Transmission LP	7.300	12/01/10	A3	630,650
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				8,113,681

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.30%
500,000		Cooper Industries, Inc	5.250	07/01/07	A3	500,000
300,000	e	Hewlett-Packard Co	3.625	03/15/08	A2	296,210
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				796,210

FOOD AND KINDRED PRODUCTS - 0.84%
625,000	g	Cadbury Schweppes US Finance LLC	3.875	10/01/08	Baa2	611,895
1,000,000		Diageo Capital plc	5.125	01/30/12	A3	978,993
625,000	e	Kraft Foods, Inc	4.000	10/01/08	Baa1	613,192
		TOTAL FOOD AND KINDRED PRODUCTS				2,204,080

FOOD STORES - 0.48%
625,000		Fred Meyer, Inc	7.450	03/01/08	Baa2	632,793
625,000		Safeway, Inc	4.125	11/01/08	Baa2	613,039
		TOTAL FOOD STORES				1,245,832

FURNITURE AND FIXTURES - 0.19%
500,000		Masco Corp	4.625	08/15/07	Baa1	499,388
		TOTAL FURNITURE AND FIXTURES				499,388

GENERAL BUILDING CONTRACTORS - 0.21%
500,000		DR Horton, Inc	9.750	09/15/10	Ba1	541,772
		TOTAL GENERAL BUILDING CONTRACTORS				541,772

GENERAL MERCHANDISE STORES - 1.18%
1,250,000		May Department Stores Co	3.950	07/15/07	Baa2	1,249,350
625,000	e	Target Corp	3.375	03/01/08	A1	617,196
625,000	e	Wal-Mart Stores, Inc	4.375	07/12/07	Aa2	624,895
625,000	e	Wal-Mart Stores, Inc	4.000	01/15/10	Aa2	604,583
		TOTAL GENERAL MERCHANDISE STORES				3,096,024

HOLDING AND OTHER INVESTMENT OFFICES - 0.24%
625,000		Simon Property Group LP	5.600	09/01/11	A3	624,745
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				624,745

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.47%
250,000	e	Hewlett-Packard Co	5.250	03/01/12	A2	246,945
1,000,000		Stanley Works	5.000	03/15/10	A2	989,412
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				1,236,357

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Short-Term Bond Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
INSURANCE CARRIERS - 0.80%
$ 250,000	g	Mantis Reef Ltd	4.799%	11/03/09	A3	$245,172
1,000,000		Prudential Financial, Inc	5.800	06/15/12	A3	1,006,442
850,000		UnitedHealth Group, Inc	5.250	03/15/11	A3	840,128
		TOTAL INSURANCE CARRIERS				2,091,742

NONDEPOSITORY INSTITUTIONS - 5.84%
300,000		American General Finance Corp	2.750	06/15/08	A1	292,688
1,250,000	g	American Honda Finance Corp	5.125	12/15/10	Aa3	1,237,740
2,000,000	g	BA Covered Bond Issuer	5.500	06/14/12	Aaa	2,006,776
600,000	e	Boeing Capital Corp Ltd	6.100	03/01/11	A3	613,574
100,000		Capital One Financial Corp	5.700	09/15/11	A3	99,553
1,250,000		Caterpillar Financial Services Corp	2.700	07/15/08	A2	1,214,741
350,000	e	CIT Group, Inc	5.400	02/13/12	A2	342,871
1,000,000	i	Countrywide Financial Corp	5.780	05/07/12	A3	1,000,515
500,000	e	Ford Motor Credit Co	5.700	01/15/10	B1	477,675
300,000		Ford Motor Credit Co	9.875	08/10/11	B1	314,890
625,000		General Motors Acceptance Corp LLC	6.125	08/28/07	Ba1	625,426
500,000		General Motors Acceptance Corp LLC	6.625	05/15/12	Ba1	482,840
1,250,000	e	HSBC Finance Corp	5.250	01/14/11	Aa3	1,234,978
2,000,000		HSBC Finance Corp	5.900	06/19/12	Aa3	2,011,145
1,000,000	g	IBM Canada Credit Services Co	3.750	11/30/07	A1	994,471
500,000		International Lease Finance Corp	5.450	03/24/11	A1	496,652
625,000		Residential Capital LLC	6.125	11/21/08	Baa3	620,011
500,000		Residential Capital LLC	6.500	06/01/12	Baa3	487,096
250,000	e	SLM Corp	5.400	10/25/11	A2	229,371
500,000	e	Toyota Motor Credit Corp	2.875	08/01/08	Aaa	486,619
		TOTAL NONDEPOSITORY INSTITUTIONS				15,269,632

OIL AND GAS EXTRACTION - 1.22%
625,000		Anadarko Petroleum Corp	3.250	05/01/08	Baa3	612,903
250,000		BJ Services Co	5.750	06/01/11	Baa1	249,305
300,000		Devon OEI Operating, Inc	4.375	10/01/07	Baa3	299,123
2,000,000	e,g	Weatherford International, Inc	5.950	06/15/12	Baa1	2,017,958
		TOTAL OIL AND GAS EXTRACTION				3,179,289

OTHER MORTGAGE BACKED SECURITIES - 2.14%
615,597		Banc of America Mortgage Securities Series 2006	6.000	05/01/36	Aaa	615,969
523,697	i	CIT Group Home Equity Loan Trust Series 2002-	6.830	06/25/33	Ba1	431,825
422,618		First Horizon Asset Securities, Inc Series 2003-9 (	5.500	11/25/33	NA	419,904
2,000,000		LB-UBS Commercial Mortgage Trust Series 2005	4.553	07/15/30	Aaa	1,954,088
1,200,000		Morgan Stanley Capital I Series 2005-HQ5 (Class	4.809	01/14/42	NA	1,182,061
1,000,000	i	Saxon Asset Securities Trust Series 2002-2 (Class	6.120	11/25/30	Aaa	998,468
		TOTAL OTHER MORTGAGE BACKED SECURITIES				5,602,315

PIPELINES, EXCEPT NATURAL GAS - 1.46%
750,000		Enbridge Energy Partners LP	4.000	01/15/09	Baa2	733,258
1,250,000		Enterprise Products Operating LP	4.000	10/15/07	Baa3	1,244,821
625,000		Enterprise Products Operating LP	4.950	06/01/10	Baa3	614,453
625,000		Panhandle Eastern Pipe Line	4.800	08/15/08	Baa3	617,865
625,000		Plains All American Pipeline LP	4.750	08/15/09	Baa3	614,006
		TOTAL PIPELINES, EXCEPT NATURAL GAS				3,824,403

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Short-Term Bond Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
RAILROAD TRANSPORTATION - 0.19%
$ 500,000		Union Pacific Corp	5.750%	10/15/07	Baa2	$500,266
		TOTAL RAILROAD TRANSPORTATION				500,266

REAL ESTATE - 0.56%
1,500,000	g,i	USB Realty Corp	6.091	12/30/49	A1	1,471,353
		TOTAL REAL ESTATE				1,471,353

SECURITY AND COMMODITY BROKERS - 1.85%
500,000		Franklin Resources, Inc	3.700	04/15/08	A1	493,607
500,000	i	Goldman Sachs Capital II	5.793	12/30/49	A2	487,973
650,000	e	Goldman Sachs Group, Inc	5.300	02/14/12	Aa3	639,558
500,000	i	Lehman Brothers Holdings Capital Trust V	5.857	12/30/49	A3	489,779
600,000	e	Lehman Brothers Holdings, Inc	5.250	02/06/12	A1	589,198
1,250,000	e	Merrill Lynch & Co, Inc	4.125	09/10/09	Aa3	1,216,638
925,000		Morgan Stanley	3.625	04/01/08	Aa3	912,355
		TOTAL SECURITY AND COMMODITY BROKERS				4,829,108

TRANSPORTATION BY AIR - 0.12%
300,000		FedEx Corp	5.500	08/15/09	Baa2	299,545
		TOTAL TRANSPORTATION BY AIR				299,545

TRANSPORTATION EQUIPMENT - 0.70%
500,000	e	DaimlerChrysler NA Holding Corp	5.875	03/15/11	Baa1	502,526
100,000		DaimlerChrysler NA Holding Corp	5.750	09/08/11	Baa1	100,105
1,250,000		General Dynamics Corp	3.000	05/15/08	A2	1,224,877
		TOTAL TRANSPORTATION EQUIPMENT				1,827,508

		TOTAL CORPORATE BONDS				113,450,565
		(Cost $114,563,822)

GOVERNMENT BONDS - 55.21%

AGENCY SECURITIES - 33.44%
750,000		Federal Farm Credit Bank (FFCB)	3.375	07/15/08	Aaa	735,942
750,000		FFCB	4.125	04/15/09	Aaa	736,809
5,000,000		FFCB	5.375	07/18/11	Aaa	5,020,793
3,000,000		Federal Home Loan Bank (FHLB)	5.375	08/19/11	Aaa	3,012,322
5,000,000		Federal Home Loan Mortgage Corp (FHLMC)	5.125	10/24/07	Aaa	4,995,610
500,000		FHLMC	3.750	02/27/09	Aaa	488,402
4,700,000		FHLMC	4.750	11/03/09	Aaa	4,658,072
6,500,000		FHLMC	4.875	02/09/10	Aaa	6,451,426
2,700,000		FHLMC	7.000	03/15/10	Aaa	2,820,375
729,296		FHLMC	5.125	10/15/15	NA	716,930
690,700		FHLMC	6.000	09/15/16	NA	694,987
16,000,000		Federal National Mortgage Association (FNMA)	6.000	05/15/08	Aaa	16,090,176
9,750,000		FNMA	5.000	09/15/08	Aaa	9,726,268
3,000,000		FNMA	5.375	08/15/09	Aaa	3,012,626
3,000,000		FNMA	4.625	12/15/09	Aaa	2,962,563
12,900,000		FNMA	7.125	06/15/10	Aaa	13,566,324
3,500,000		FNMA	6.250	02/01/11	Aa2	3,600,821

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Short-Term Bond Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 200,000		Private Export Funding Corp	5.870%	07/31/08	Aaa	$201,271
1,000,000		Private Export Funding Corp	7.200	01/15/10	Aaa	1,046,437
7,000,000		Private Export Funding Corp	4.900	12/15/11	Aaa	6,901,125
		TOTAL AGENCY SECURITIES				87,439,279

FOREIGN GOVERNMENT BONDS - 2.71%
250,000	e	Canada Mortgage & Housing Corp	4.800	10/01/10	Aaa	247,015
1,100,000		Eksportfinans A/S	5.000	02/14/12	Aaa	1,089,011
1,000,000	g	Federal Republic of Germany	3.875	06/01/10	Aaa	968,576
1,500,000		International Finance Corp	5.125	05/02/11	Aaa	1,494,282
1,550,000	e	Kreditanstalt fuer Wiederaufbau	5.250	05/19/09	Aaa	1,553,898
250,000		Landwirtschaftliche Rentenbank	5.250	07/02/12	Aaa	249,181
1,000,000	e	Province of Manitoba Canada	4.450	04/12/10	Aa1	979,652
500,000		Province of Manitoba Canada	5.000	02/15/12	Aa1	494,466
		TOTAL FOREIGN GOVERNMENT BONDS				7,076,081

MORTGAGE BACKED SECURITIES - 1.36%
201,188		Federal Home Loan Mortgage Corp (FHLMC)	6.000	12/15/30		202,099
130,199		Federal Home Loan Mortgage Corp Gold
		(FGLMC)	6.000	12/01/17		130,920
591,703		FGLMC	5.500	01/01/19		584,762
515,559		FGLMC	5.500	01/01/19		509,511
548,259		Federal National Mortgage Association (FNMA)	6.143	02/01/08		546,974
850,109		FNMA	6.366	12/01/08		848,273
108,176		FNMA	5.000	06/01/13		106,297
505,841		FNMA	5.000	02/25/35		491,309
131,300	i	Government National Mortgage Association
		(GNMA)	6.230	06/16/21		132,097
		TOTAL MORTGAGE BACKED SECURITIES				3,552,242

MUNICIPAL BONDS - 0.57%
1,500,000		Grand Prairie Sports Facilities	7.130	09/15/18	Aaa	1,505,745
		TOTAL MUNICIPAL BONDS				1,505,745

U.S. TREASURY SECURITIES - 17.13%
7,500,000		United States Treasury Note	4.625	03/31/08		7,477,200
1,000,000		United States Treasury Note	5.125	06/30/08		1,001,010
6,250,000		United States Treasury Note	4.875	10/31/08		6,242,562
4,000,000		United States Treasury Note	4.500	04/30/09		3,973,320
2,000,000		United States Treasury Note	4.500	05/15/10		1,979,062
2,500,000		United States Treasury Note	4.500	11/30/11		2,458,350
21,211,000		United States Treasury Note	4.625	12/31/11		20,951,589
250,000		United States Treasury Note	4.500	03/31/12		245,400
462,000		United States Treasury Note	4.750	05/31/12		458,415
		TOTAL U.S. TREASURY SECURITIES				44,786,908

		TOTAL GOVERNMENT BONDS				144,360,255
		(Cost $145,381,300)

		TOTAL BONDS				257,810,820
		(Cost $259,945,122)

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Short-Term Bond Fund II

SHARES		COMPANY	VALUE
SHORT-TERM INVESTMENTS - 5.71%
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.71%
14,929,915		State Street Navigator Securities Lending Prime Portfolio	$14,929,915
		TOTAL SHORT-TERM INVESTMENTS	14,929,915
		(Cost $14,929,915)

		TOTAL PORTFOLIO - 104.31%	272,740,735
		(Cost $274,875,037)

		OTHER ASSETS & LIABILITIES, NET - (4.31)%	(11,276,031)

		NET ASSETS - 100.00%	$261,464,704

		ABBREVIATION:
		NR - Not Rated

	+	As provide by Moody's Investors Service (unaudited).
	e	All or a portion of these securities are out on loan.
	g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold
		in transactions exempt from registration to qualified institutional buyers.
		At June 30, 2007, the value of these securities amounted to $10,142,916 or 3.88% of net assets.
	i	Floating rate or variable rate securities reflects the rate at June 30, 2007.
	v	Security valued at fair value.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - High-Yield Fund II

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
HIGH-YIELD FUND II
STATEMENT OF INVESTMENTS (unaudited)
June 30, 2007

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE

CORPORATE BONDS - 96.60%

AMUSEMENT AND RECREATION SERVICES - 3.00%
$ 2,100,000	g	Buffalo Thunder Development Authority	9.375%	12/15/14	B2	$2,100,000
1,125,000	e	Mohegan Tribal Gaming Authority	6.125	02/15/13	Baa3	1,091,250
500,000		Mohegan Tribal Gaming Authority	6.875	02/15/15	Ba2	486,250
2,333,000	g	Pokagon Gaming Authority	10.375	06/15/14	B3	2,572,133
2,340,000	g	Shingle Springs Tribal Gaming Authority	9.375	06/15/15	B3	2,360,475
2,750,000		Speedway Motorsports, Inc	6.750	06/01/13	Ba2	2,681,250
		TOTAL AMUSEMENT AND RECREATION SERVICES				11,291,358

APPAREL AND OTHER TEXTILE PRODUCTS - 0.38%
1,448,000		Broder Brothers	11.250	10/15/10	B3	1,428,090
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS				1,428,090

AUTO REPAIR, SERVICES AND PARKING - 2.21%
1,680,000		Avis Budget Car Rental LLC	7.625	05/15/14	Ba3	1,696,800
640,000		Hertz Corp	8.875	01/01/14	B1	667,200
2,080,000	e	Hertz Corp	10.500	01/01/16	B2	2,298,400
4,221,000		Keystone Automotive Operations, Inc	9.750	11/01/13	Caa2	3,672,270
		TOTAL AUTO REPAIR, SERVICES AND PARKING				8,334,670

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 1.43%
2,155,000		Asbury Automotive Group, Inc	8.000	03/15/14	B3	2,176,550
1,500,000		Autonation, Inc	7.000	04/15/14	Ba2	1,481,250
1,690,000		Sonic Automotive, Inc	8.625	08/15/13	B1	1,740,700
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS				5,398,500

BUSINESS SERVICES - 3.16%
1,700,000		Activant Solutions, Inc	9.500	05/01/16	Caa1	1,670,250
1,513,000	i	Advanstar Communications, Inc	10.360	11/30/14	Caa2	1,513,000
1,275,000	g	Deluxe Corp	7.375	06/01/15	Ba2	1,268,625
3,250,000	e	Lamar Media Corp	7.250	01/01/13	Ba3	3,241,875
852,000		Lamar Media Corp	6.625	08/15/15	Ba3	807,270
1,259,000	g	Open Solutions, Inc	9.750	02/01/15	Caa1	1,271,590
852,000		United Rentals North America, Inc	7.750	11/15/13	B3	853,065
1,250,000		Universal Compression, Inc	7.250	05/15/10	B1	1,251,563
		TOTAL BUSINESS SERVICES				11,877,238

CHEMICALS AND ALLIED PRODUCTS - 4.26%
1,880,000		Chemtura Corp	6.875	06/01/16	Ba2	1,776,600
1,250,000		Hercules, Inc	6.750	10/15/29	Ba3	1,212,500
1,375,000		Huntsman International LLC	7.875	11/15/14	B2	1,472,969
3,068,000	e,g	Ineos Group Holdings plc	8.500	02/15/16	B2	2,998,970
850,000	j	Koppers Holdings, Inc (Step Bond 0.000% until 11/15/09,
		9.875% until 11/15/14)		11/15/14	B3	726,750
1,272,000		Koppers, Inc	9.875	10/15/13	B2	1,357,860

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - High-Yield Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 1,500,000	g	Mosaic Co	7.375%	12/01/14	B1	$1,515,000
1,250,000		Nalco Co	7.750	11/15/11	B1	1,259,375
3,602,000	g	Reichhold Industries, Inc	9.000	08/15/14	B2	3,710,060
		TOTAL CHEMICALS AND ALLIED PRODUCTS				16,030,084

COAL MINING - 2.59%
3,050,000		Arch Western Finance LLC	6.750	07/01/13	B1	2,928,000
750,000		Foundation PA Coal Co	7.250	08/01/14	Ba3	743,438
4,456,000	g	Griffin Coal Mining Co Pty Ltd	9.500	12/01/16	Ba2	4,584,110
1,500,000	e	Peabody Energy Corp	6.875	03/15/13	Ba1	1,492,500
		TOTAL COAL MINING				9,748,048

COMMUNICATIONS - 8.97%
4,402,000		Allbritton Communications Co	7.750	12/15/12	B1	4,424,010
667,000		American Cellular Corp	10.000	08/01/11	B3	698,683
1,250,000	g	Charter Communications Operating LLC	8.000	04/30/12	B3	1,265,625
250,000	e	Citizens Communications Co	9.250	05/15/11	Ba2	270,000
1,530,000		Citizens Communications Co	7.125	03/15/19	Ba2	1,445,850
2,826,000		Citizens Communications Co	9.000	08/15/31	Ba2	2,910,780
1,812,000		CSC Holdings, Inc	7.625	04/01/11	B2	1,798,410
1,700,000		Echostar DBS Corp	6.375	10/01/11	Ba3	1,666,000
250,000		Echostar DBS Corp	6.625	10/01/14	Ba3	238,750
2,400,000		Echostar DBS Corp	7.125	02/01/16	Ba3	2,346,000
2,398,000		Intelsat Bermuda Ltd	11.250	06/15/16	Caa1	2,685,760
1,690,000		Intelsat Corp	9.000	08/15/14	B2	1,761,825
1,260,000		Intelsat Subsidiary Holding Co Ltd	8.250	01/15/13	B2	1,278,900
2,340,000	g,i	iPCS, Inc	7.480	05/01/13	B1	2,342,925
165,000		Quebecor Media, Inc	7.750	03/15/16	B2	167,475
4,830,000		Qwest Communications International, Inc	7.250	02/15/11	Ba3	4,866,225
2,300,000		Qwest Corp	7.500	10/01/14	Ba1	2,357,500
1,250,000		Videotron Ltee	6.875	01/15/14	Ba2	1,225,000
		TOTAL COMMUNICATIONS				33,749,718

EATING AND DRINKING PLACES - 0.25%
920,000	g	Aramark Corp	8.500	02/01/15	B3	936,100
		TOTAL EATING AND DRINKING PLACES				936,100

ELECTRIC, GAS, AND SANITARY SERVICES - 9.92%
375,000		AES Corp	9.375	09/15/10	B1	398,906
1,000,000		AES Corp	8.875	02/15/11	B1	1,053,750
500,000	g	AES Corp	9.000	05/15/15	Ba3	529,375
250,000		Allied Waste North America, Inc	6.500	11/15/10	B1	245,000
1,000,000		Allied Waste North America, Inc	5.750	02/15/11	B1	951,250
500,000	e	Allied Waste North America, Inc	6.375	04/15/11	B1	486,250
3,200,000		Allied Waste North America, Inc	7.875	04/15/13	B1	3,236,000
1,750,000	h,i	CMS Energy Corp	6.310	01/15/13	Ba1	1,752,188
2,531,000	e	Dynegy Holdings, Inc	8.750	02/15/12	B2	2,606,930
2,775,000		Edison Mission Energy	7.500	06/15/13	B1	2,747,250
1,275,000	g	Edison Mission Energy	7.000	05/15/17	B1	1,201,688
2,400,000	g	El Paso Performance-Linked Trust	7.750	07/15/11	Ba3	2,472,000
2,528,365		Midwest Generation LLC	8.300	07/02/09	Ba2	2,578,933
2,315,000		Mirant North America LLC	7.375	12/31/13	B2	2,367,088
250,000		NRG Energy, Inc	7.250	02/01/14	B1	250,625

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - High-Yield Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 2,500,000		NRG Energy, Inc	7.375%	02/01/16	B1	$2,506,250
250,000		Orion Power Holdings, Inc	12.000	05/01/10	B2	282,500
4,037,000	e	Reliant Energy, Inc	7.625	06/15/14	B3	3,936,075
1,075,000		Reliant Energy, Inc	6.750	12/15/14	B2	1,096,500
2,500,000		Sierra Pacific Resources	8.625	03/15/14	B1	2,683,280
1,250,000		Southern Natural Gas Co	8.000	03/01/32	Baa3	1,423,526
1,125,000		Williams Cos, Inc	8.125	03/15/12	Ba2	1,193,906
1,250,000		Williams Cos, Inc	7.750	06/15/31	Ba2	1,323,438
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				37,322,708

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 2.24%
2,558,000	g,o	Freescale Semiconductor, Inc	9.125	12/15/14	B1	2,404,520
5,445,000	e,g	Freescale Semiconductor, Inc	10.125	12/15/16	B2	5,118,300
845,000	g	Nortel Networks Ltd	10.125	07/15/13	B3	906,263
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				8,429,083

FABRICATED METAL PRODUCTS - 1.00%
1,250,000		Ball Corp	6.875	12/15/12	Ba1	1,250,000
2,227,000		Crown Americas LLC	7.625	11/15/13	B1	2,249,270
250,000	e	Crown Americas LLC	7.750	11/15/15	B1	251,250
		TOTAL FABRICATED METAL PRODUCTS				3,750,520

FOOD AND KINDRED PRODUCTS - 0.63%
637,000	g	Constellation Brands, Inc	7.250	05/15/17	Ba3	621,075
1,750,000		Smithfield Foods, Inc	7.750	07/01/17	Ba3	1,750,000
		TOTAL FOOD AND KINDRED PRODUCTS				2,371,075

FOOD STORES - 1.21%
4,108,000		Stater Brothers Holdings	8.125	06/15/12	B2	4,138,810
426,000	g	Stater Brothers Holdings	7.750	04/15/15	B2	427,065
		TOTAL FOOD STORES				4,565,875

FURNITURE AND HOME FURNISHINGS STORES - 0.80%
2,900,000	e	GSC Holdings Corp	8.000	10/01/12	Ba3	3,030,500
		TOTAL FURNITURE AND HOME FURNISHINGS STORES				3,030,500

HEALTH SERVICES - 2.22%
1,750,000		DaVita, Inc	6.625	03/15/13	B1	1,708,438
1,850,000		DaVita, Inc	7.250	03/15/15	B2	1,826,875
3,860,000	g	HCA, Inc	9.125	11/15/14	B2	4,057,825
900,000		HCA, Inc	7.500	11/06/33	Caa1	762,750
		TOTAL HEALTH SERVICES				8,355,888

HOLDING AND OTHER INVESTMENT OFFICES - 2.43%
3,990,000	g	FMC Finance III S.A.	6.875	07/15/17	Ba3	3,910,200
1,750,000		Sungard Data Systems, Inc	9.125	08/15/13	Caa1	1,791,562
1,490,000	e	Sungard Data Systems, Inc	10.250	08/15/15	Caa1	1,575,675
1,724,000		Susser Holdings LLC	10.625	12/15/13	B2	1,870,540
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				9,147,977

HOTELS AND OTHER LODGING PLACES - 1.83%
300,000		MGM Mirage	8.500	09/15/10	Ba2	313,875
3,250,000		MGM Mirage	6.750	09/01/12	Ba2	3,103,750

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - High-Yield Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 2,500,000	g,i	Seminole Hard Rock Entertainment, Inc	7.860%	03/15/14	B1	$2,518,750
1,000,000		Station Casinos, Inc	6.000	04/01/12	Ba2	940,000
		TOTAL HOTELS AND OTHER LODGING PLACES				6,876,375

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.93%
3,625,000		Scientific Games Corp	6.250	12/15/12	Ba3	3,484,531
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				3,484,531

INSURANCE CARRIERS - 0.45%
1,706,000	g	Centene Corp	7.250	04/01/14	Baa3	1,680,410
		TOTAL INSURANCE CARRIERS				1,680,410

JUSTICE, PUBLIC ORDER AND SAFETY - 0.27%
750,000		Corrections Corp of America	6.250	03/15/13	Ba2	720,000
300,000		Corrections Corp of America	6.750	01/31/14	Ba2	293,250
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY				1,013,250

LEGAL SERVICES - 1.11%
1,500,000		FTI Consulting, Inc	7.625	06/15/13	Ba2	1,518,750
2,614,000		FTI Consulting, Inc	7.750	10/01/16	Ba2	2,666,280
		TOTAL LEGAL SERVICES				4,185,030

METAL MINING - 1.44%
3,400,000		Freeport-McMoRan Copper & Gold, Inc	8.250	04/01/15	Ba3	3,587,000
1,705,000		Freeport-McMoRan Copper & Gold, Inc	8.375	04/01/17	Ba3	1,820,087
		TOTAL METAL MINING				5,407,087

MISCELLANEOUS RETAIL - 3.32%
1,500,000		AmeriGas Partners LP	7.125	05/20/16	B1	1,473,750
3,250,000		Couche-Tard US LP	7.500	12/15/13	Ba2	3,274,375
1,194,000		FTD, Inc	7.750	02/15/14	B3	1,182,060
850,000		Inergy LP	6.875	12/15/14	B1	805,375
1,750,000		Inergy LP	8.250	03/01/16	B1	1,798,125
1,300,000	e,g	Michaels Stores, Inc	11.375	11/01/16	Caa1	1,358,500
1,250,000		Rite Aid Corp	7.500	01/15/15	B3	1,234,375
1,357,000	g	Sally Holdings LLC	9.250	11/15/14	B2	1,360,392
		TOTAL MISCELLANEOUS RETAIL				12,486,952

NONDEPOSITORY INSTITUTIONS - 5.23%
1,475,000		Ford Motor Credit Co	5.700	01/15/10	B1	1,409,141
1,550,000		Ford Motor Credit Co	7.875	06/15/10	B1	1,549,702
1,230,000		Ford Motor Credit Co	9.750	09/15/10	B1	1,284,348
1,704,000		Ford Motor Credit Co	9.875	08/10/11	B1	1,788,575
2,000,000		Ford Motor Credit Co	7.800	06/01/12	B1	1,951,054
1,500,000	e	Ford Motor Credit Co	7.000	10/01/13	B1	1,389,744
850,000	e	Ford Motor Credit Co	8.000	12/15/16	B1	814,171
1,650,000		General Motors Acceptance Corp LLC	5.625	05/15/09	Ba1	1,613,259
850,000		General Motors Acceptance Corp LLC	7.750	01/19/10	Ba1	860,483
1,850,000		General Motors Acceptance Corp LLC	7.250	03/02/11	Ba1	1,843,934
1,912,500		General Motors Acceptance Corp LLC	6.875	09/15/11	Ba1	1,881,238
800,000		General Motors Acceptance Corp LLC	6.625	05/15/12	Ba1	772,545
1,035,000	e	General Motors Acceptance Corp LLC	8.000	11/01/31	Ba1	1,058,371

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - High-Yield Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 1,530,000	g	Petroplus Finance Ltd	6.750%	05/01/14	B1	$1,472,625
		TOTAL NONDEPOSITORY INSTITUTIONS				19,689,190

OIL AND GAS EXTRACTION - 8.41%
1,265,000	e	Chesapeake Energy Corp	7.625	07/15/13	Ba2	1,296,625
1,000,000	e	Chesapeake Energy Corp	7.500	09/15/13	Ba2	1,017,500
2,500,000	e	Chesapeake Energy Corp	7.750	01/15/15	Ba2	2,543,750
1,040,000		Chesapeake Energy Corp	6.500	08/15/17	Ba2	985,400
3,875,000		Chesapeake Energy Corp	6.875	11/15/20	Ba2	3,710,313
1,660,000	e	Chesapeake Energy Corp	2.750	11/15/35	Ba2	1,808,421
2,276,000		Cimarex Energy Co	7.125	05/01/17	B1	2,219,100
3,125,000	e,g	Complete Production Services, Inc	8.000	12/15/16	B2	3,156,250
2,410,000		Denbury Resources, Inc	7.500	04/01/13	B1	2,410,000
1,150,000		Denbury Resources, Inc	7.500	12/15/15	B1	1,147,125
1,575,000		Encore Acquisition Co	6.000	07/15/15	B1	1,389,937
675,000		Encore Acquisition Co	7.250	12/01/17	B1	621,000
1,250,000		Hanover Compressor Co	9.000	06/01/14	B2	1,321,875
3,000,000		Plains Exploration & Production Co	7.000	03/15/17	B1	2,842,500
250,000		Pogo Producing Co	6.625	03/15/15	B1	247,500
1,233,000		Range Resources Corp	7.500	05/15/16	B1	1,248,412
3,725,000	g	Sabine Pass LNG LP	7.250	11/30/13	Ba3	3,697,063
		TOTAL OIL AND GAS EXTRACTION				31,662,771

PAPER AND ALLIED PRODUCTS - 5.14%
1,182,000		Abitibi-Consolidated Co of Canada	6.000	06/20/13	B3	978,105
2,059,000		Abitibi-Consolidated, Inc	8.550	08/01/10	B3	1,966,345
2,544,000	e	Caraustar Industries, Inc	7.375	06/01/09	Caa2	2,416,800
2,985,000		Cenveo Corp	7.875	12/01/13	B3	2,925,300
1,700,000	g,i	Clondalkin Acquisition BV	7.359	12/15/13	Ba3	1,695,750
846,000		Domtar, Inc	7.875	10/15/11	B2	866,092
1,060,000	e	Domtar, Inc	7.125	08/15/15	B2	1,026,875
1,680,000	g	Georgia-Pacific Corp	7.000	01/15/15	Ba3	1,617,000
1,260,000		Greif, Inc	6.750	02/01/17	Ba2	1,231,650
1,950,000	e	Jefferson Smurfit Corp US	8.250	10/01/12	B3	1,935,375
844,000	e	Jefferson Smurfit Corp US	7.500	06/01/13	B3	818,680
1,703,000	e	NewPage Corp	12.000	05/01/13	B3	1,860,527
		TOTAL PAPER AND ALLIED PRODUCTS				19,338,499

PERSONAL SERVICES - 0.64%
2,400,000		Mac-Gray Corp	7.625	08/15/15	B2	2,412,000
		TOTAL PERSONAL SERVICES				2,412,000

PETROLEUM AND COAL PRODUCTS - 1.46%
250,000	e	Equistar Chemicals LP	8.750	02/15/09	B1	258,750
4,336,000		Lyondell Chemical Co	8.000	09/15/14	B1	4,455,240
815,000	g	Tesoro Corp	6.500	06/01/17	Ba1	796,662
		TOTAL PETROLEUM AND COAL PRODUCTS				5,510,652

PRIMARY METAL INDUSTRIES - 2.29%
399,000	e	AK Steel Corp	7.875	02/15/09	B2	398,002
1,500,000	g	Belden, Inc	7.000	03/15/17	Ba2	1,477,500
2,346,000	g	General Cable Corp	7.125	04/01/17	B1	2,322,540
1,700,000	g,i,o	Noranda Aluminium Acquisition Corp	9.360	05/15/15	B3	1,700,000
2,030,000		Novelis, Inc	7.250	02/15/15	B3	2,083,287

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - High-Yield Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 640,000	g	Steel Dynamics, Inc	6.750%	04/01/15	Ba2	$627,200
		TOTAL PRIMARY METAL INDUSTRIES				8,608,529

PRINTING AND PUBLISHING - 4.50%
1,411,363	e,o	AAC Group Holding Corp	14.750	10/01/12	Caa1	1,548,971
1,500,000	e	American Achievement Corp	8.250	04/01/12	B1	1,511,250
2,130,000		Idearc, Inc	8.000	11/15/16	B2	2,151,300
1,680,000		Medianews Group, Inc	6.875	10/01/13	B2	1,444,800
1,680,000		Medianews Group, Inc	6.375	04/01/14	B2	1,398,600
3,635,000		Morris Publishing Group LLC	7.000	08/01/13	B1	3,180,625
803,000	g	Quebecor World Capital Corp	8.750	03/15/16	B2	790,955
3,060,000		RH Donnelley Corp	8.875	01/15/16	B3	3,182,400
1,750,000		Visant Corp	7.625	10/01/12	B1	1,741,250
		TOTAL PRINTING AND PUBLISHING				16,950,151

SECURITY AND COMMODITY BROKERS - 0.27%
1,000,000	e	E*Trade Financial Corp	7.375	09/15/13	Ba2	1,015,000
		TOTAL SECURITY AND COMMODITY BROKERS				1,015,000

SOCIAL SERVICES - 0.73%
2,780,000	g	Knowledge Learning Corp, Inc	7.750	02/01/15	B2	2,745,250
		TOTAL SOCIAL SERVICES				2,745,250

STONE, CLAY, AND GLASS PRODUCTS - 0.92%
1,000,000		Owens Brockway Glass Container, Inc	8.875	02/15/09	Ba2	1,017,500
1,375,000		Owens Brockway Glass Container, Inc	7.750	05/15/11	Ba2	1,411,094
1,000,000	e	Owens Brockway Glass Container, Inc	8.750	11/15/12	Ba2	1,045,000
		TOTAL STONE, CLAY, AND GLASS PRODUCTS				3,473,594

TRANSPORTATION BY AIR - 0.15%
578,000	g	Bristow Group, Inc	7.500	09/15/17	Ba2	579,445
		TOTAL TRANSPORTATION BY AIR				579,445

TRANSPORTATION EQUIPMENT - 4.68%
250,000		American Railcar Industries, Inc	7.500	03/01/14	B1	248,750
2,452,000	g	Bombardier, Inc	6.750	05/01/12	Ba2	2,415,220
1,109,000	g	Bombardier, Inc	8.000	11/15/14	Ba2	1,147,815
1,700,000		General Motors Corp	7.200	01/15/11	Caa1	1,634,125
1,700,000	e	General Motors Corp	7.125	07/15/13	Baa1	1,595,875
650,000	e	General Motors Corp	7.700	04/15/16	Caa1	604,500
1,475,000	e	General Motors Corp	9.400	07/15/21	Caa1	1,441,812
3,370,000	e	General Motors Corp	8.375	07/15/33	Caa1	3,075,125
1,917,000	e,g	Hawker Beechcraft Acquisition Co LLC	9.750	04/01/17	Caa1	2,003,265
850,000	e	Lear Corp	8.500	12/01/13	B3	816,000
2,750,000	g	TRW Automotive, Inc	7.000	03/15/14	Ba3	2,619,375
		TOTAL TRANSPORTATION EQUIPMENT				17,601,862

TRANSPORTATION SERVICES - 0.34%
1,300,000		United Rentals North America, Inc	6.500	02/15/12	B1	1,277,250
		TOTAL TRANSPORTATION SERVICES				1,277,250

WATER TRANSPORTATION - 1.08%
4,021,000		Gulfmark Offshore, Inc	7.750	07/15/14	B1	4,061,210
		TOTAL WATER TRANSPORTATION				4,061,210

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - High-Yield Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
WHOLESALE TRADE-DURABLE GOODS - 3.88%
$ 3,390,000	g	Baker & Taylor, Inc	11.500%	07/01/13	B2	$3,542,550
2,318,000	g,i,o	CDRV Investors, Inc	9.860	12/01/11	Caa1	2,318,000
1,900,000	e	IKON Office Solutions, Inc	7.750	09/15/15	Ba3	1,933,657
1,504,000		Interline Brands, Inc	8.125	06/15/14	B3	1,515,280
1,000,000	e	Russel Metals, Inc	6.375	03/01/14	Ba2	960,000
4,325,000		Ryerson, Inc	8.250	12/15/11	B3	4,346,625
		TOTAL WHOLESALE TRADE-DURABLE GOODS				14,616,112

WHOLESALE TRADE-NONDURABLE GOODS - 0.83%
1,441,000	e	Dean Foods Co	7.000	06/01/16	B1	1,376,155
1,700,000		Supervalu, Inc	7.500	11/15/14	B1	1,742,500
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS				3,118,655

		TOTAL CORPORATE BONDS				363,561,237
		(Cost $364,864,654)

SHORT-TERM INVESTMENTS - 14.29%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 2.76%
10,400,000		Federal Home Loan Bank (FHLB)	0.000	07/02/07		10,400,000

SHARES		COMPANY
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 11.53%
43,406,580		State Street Navigator Securities Lending Prime Portfolio				43,406,580

		TOTAL SHORT-TERM INVESTMENTS				53,806,580
		(Cost $53,805,193)

		TOTAL PORTFOLIO - 110.89%				417,367,817
		(Cost $418,669,847)

		OTHER ASSETS & LIABILITIES, NET - (10.89)%				(40,987,266)

		NET ASSETS - 100.00%				$376,380,551

+	As provided by Moody's Investors Service (unaudited).
e	All or a portion of these securities are out on loan.
g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.
At June 30, 2007, the value of these securities amounted to $91,589,243 or 24.33% of net assets.
h	These securities were purchased on a delayed delivery basis.
i	Floating rate or variable rate securities reflects the rate at June 30, 2007.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Tax-Exempt Bond Fund II

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
TAX-EXEMPT BOND FUND II
STATEMENT OF INVESTMENTS (unaudited)
June 30, 2007

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE

LONG-TERM MUNICIPAL BONDS - 97.64%
ALASKA - 1.01%
$ 1,460,000		Alaska Railroad Corp	5.250%	08/01/2016	Aaa	$1,576,902
980,000		Northern TOB Securitization Corp	4.625	06/01/2023	Baa3	957,783
		TOTAL ALASKA				2,534,685

ALABAMA - 1.50%
265,000	e	Birmingham Industrial Water Board, ETM	6.000	07/01/2007	Rfun	265,000
1,000,000		City of Birmingham GO	5.000	12/01/2016	Aaa	1,063,990
2,400,000		Courtland IDB, International Paper Project, Series 2003A	5.000	11/01/2013	Baa3	2,444,088
		TOTAL ALABAMA				3,773,078

ARIZONA - 3.33%
1,000,000		Arizona Health Facilities Authority Hospital System
		Revenue, Pre-Refunded 12/01/12 @ 101	6.375	12/01/2037	Aaa	1,116,770
650,000		Arizona Health Facilities Authority Hospital System
		Revenue, ETM	5.625	12/01/2015	Aaa	686,764
715,000		Arizona State Transportation Board, Grant Anticipation Note	5.000	07/01/2014	Aa3	754,647
1,535,000		Arizona Water Infrastructure Finance Authority, Water
		Quality	5.000	10/01/2016	Aaa	1,639,042
2,045,000		Greater Arizona Development Authority	5.000	08/01/2014	Aaa	2,164,673
570,000		Mesa GO	5.000	07/01/2019	Aaa	610,385
1,310,000		Tucson Arizona, COP	5.250	07/01/2014	Aaa	1,401,661
		TOTAL ARIZONA				8,373,942
ARKANSAS - 2.01%
1,600,000		Arkansas Development Finance Authority, Waste Water
		Revenue, Series 2001-A	5.500	12/01/2018	NR	1,765,504
380,000	e	Arkansas Housing Development Agency, ETM	8.375	07/01/2010	Aaa	402,093
1,260,000		Arkansas State Development Finance Authority Revenue	5.000	11/01/2014	NR	1,331,039
650,000		Fayetteville	5.000	11/01/2016	Aaa	692,835
765,000		North Little Rock	6.500	07/01/2015	Aaa	854,513
		TOTAL ARKANSAS				5,045,984

CALIFORNIA - 0.92%
1,385,000		California State Department of Water Resources	5.500	05/01/2012	A1	1,470,219
270,000	i	California Statewide Communities Development Authority
		Mandatory Put 10/01/16	4.250	11/01/2033	Aaa	269,573
40,000	i	Delta Counties Home Mortgage Finance Authority, AMT	6.700	06/01/2024	Aaa	40,388
500,000		Los Angeles Unified School District GO	5.000	07/01/2017	Baa2	534,885
		TOTAL CALIFORNIA				2,315,065

CONNECTICUT - 0.58%
1,240,000	e	Connecticut Municipal Electric Energy Cooperative, ETM	7.000	01/01/2015	#Aaa	1,452,139
		TOTAL CONNECTICUT				1,452,139

DISTRICT OF COLUMBIA - 1.38%
2,300,000		District of Columbia GO	5.000	06/01/2016	Aaa	2,431,951
300,000		District of Columbia Hospital Revenue Medlantic, ETM	6.000	08/15/2010	Aaa	318,096
685,000		District of Columbia, COP	5.250	01/01/2014	Aaa	727,477
		TOTAL DISTRICT OF COLUMBIA				3,477,524

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Tax-Exempt Bond Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
FLORIDA - 6.35%
$ 1,485,000		Broward County School Board, COP	5.250%	07/01/2016	Aaa	$1,592,692
1,500,000		Broward County School Board, COP	5.250	07/01/2015	Aaa	1,602,795
1,150,000		Charlotte County Florida Utility Revenue	5.000	10/01/2014	Aaa	1,215,665
1,600,000		First Florida Governmental Financing Commission, Series
		2001B	5.500	07/01/2015	Aaa	1,747,872
2,000,000		Florida State Board of Education Lottery Revenue	5.000	07/01/2014	Aaa	2,110,900
725,000		Florida State Board of Education, Lottery Revenue	5.000	07/01/2018	Aaa	755,798
2,000,000		Lake County School Board, COP	5.250	06/01/2017	Aaa	2,150,200
1,925,000		Lake County School Board, COP	5.250	06/01/2018	Aaa	2,070,626
100,000	e	Orange County Health Facilities Authority Revenue, ETM	5.700	10/01/2012	#Aaa	107,273
1,440,000	e	Orange County Health Facilities Authority, ETM	6.250	10/01/2010	Aaa	1,541,016
1,000,000		Pinellas County Health Facility Authority, Baycare, ETM,
		Pre-Refunded 05/01/13 @ 100	5.500	11/15/2033	Aa3	1,074,390
		TOTAL GEORGIA				15,969,227

GEORGIA - 1.00%
270,000		Atlanta Georgia Water & Sewer Revenue	5.500	11/01/2010	Aa3	281,186
100,000		Atlanta Georgia Water & Wastewater Revenue	5.500	11/01/2013	Aaa	106,860
1,110,000		Atlanta Water & Wastewater, Series 1999-A	5.500	11/01/2014	Aaa	1,194,282
100,000		Cherokee County Water & Sewer Revenue	5.500	08/01/2018	Aaa	109,787
770,000		State of Georgia GO	5.000	07/01/2013	Aaa	811,903
		TOTAL GEORGIA				2,504,018

ILLINOIS - 2.65%
940,000		Chicago Metropolitan Water Reclamation District-Greater
		Chicago, ETM	7.000	01/01/2011	#Aaa	1,003,497
1,000,000		Chicago Public Building Commission Building	5.000	03/01/2015	Aaa	1,056,550
1,000,000		City of Chicago GO	5.000	12/01/2015	Aaa	1,060,490
740,000		Cook County Community Consolidated School District No 64	5.500	12/01/2014	Aaa	806,060
1,175,000		Kendall-Grundy Etc Counties High School District No 308
			5.000	10/01/2014	Aaa	1,241,341
150,000		Madison-Bond Etc Counties Community Unit School District
		No 5 GO	5.000	02/01/2019	Aaa	158,787
1,260,000		Metropolitan Pier & Exposition Authority	5.375	06/01/2013	Aaa	1,349,599
		TOTAL ILLINOIS				6,676,324

INDIANA - 4.92%
1,340,000		Benton School Improvement Building Corp	5.000	07/15/2015	NR	1,418,015
1,200,000		Center Grove School Building Corp	5.000	07/15/2014	Aaa	1,266,096
1,000,000		Griffith Multi-School Building Corp	5.000	07/15/2015	Aaa	1,058,220
1,620,000		Hammond Multi-School Building Corp	5.000	07/15/2017	Aaa	1,721,072
2,120,000		Indiana Bond Bank	5.250	04/01/2019	Aaa	2,273,615
900,000		Indiana State Finance Authority Revenue	5.000	02/01/2015	Aaa	949,842
2,015,000		New Albany Floyd County School Building Corp, 1st Mtge	5.000	07/15/2015	NR	2,132,313
1,475,000		South Madison Elementary School Building Corp, 1st Mtge	5.000	07/15/2015	Aaa	1,547,673
		TOTAL INDIANA				12,366,846

KENTUCKY - 0.16%
385,000	e	Kentucky Turnpike Authority, Toll Revenue, ETM	6.000	07/01/2011	#Aaa	405,906
		TOTAL KENTUCKY				405,906

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Tax-Exempt Bond Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
LOUISIANA - 1.20%
$ 2,960,000		Desoto Parish, Pollution Control Revenue, International
		Paper, Series 2002A	5.000%	10/01/2012	Baa3	$3,021,272
		TOTAL LOUISIANA				3,021,272

MARYLAND - 2.00%
2,375,000		State of Maryland GO	5.250	03/01/2015	Aaa	2,567,351
1,000,000		State of Maryland GO	5.250	03/01/2017	Aaa	1,091,710
1,280,000		State of Maryland GO	5.000	03/01/2016	Aaa	1,367,974
		TOTAL MARYLAND				5,027,035

MASSACHUSETTS - 2.64%
2,000,000	h	Massachusetts Srate Water Pollution Abatement	5.250	08/01/2017	NR	2,172,680
1,000,000		Massachusetts State College Building Authority	7.000	05/01/2016	Aaa	1,202,930
3,075,000		Massachusetts State Water Pollution Abatement	5.000	08/01/2016	Aaa	3,270,847
		TOTAL MASSACHUSETTS				6,646,457

MICHIGAN - 5.47%
1,945,000		Ann Arbor School District GO	5.000	05/01/2015	Aaa	2,062,361
1,135,000		Bedford Public School District GO	5.000	05/01/2014	Aaa	1,198,651
1,705,000		Caledonia Community Schools GO	5.000	05/01/2015	Aaa	1,807,880
1,600,000		Detroit Water Supply System Revenue	5.000	07/01/2014	Aaa	1,686,736
650,000		Forest Hills Public Schools GO	5.000	05/01/2015	Aaa	689,221
1,750,000		L'Anse Creuse Public Schools	5.000	05/01/2015	Aaa	1,855,595
1,575,000		Michigan State Trunk Line	5.500	11/01/2016	Aa3	1,732,768
1,395,000		Michigan State Trunk Line	5.500	11/01/2018	Aaa	1,551,672
850,000		New Haven Community Schools, GO	5.250	05/01/2016	Aaa	919,743
225,000		State of Michigan	5.250	05/15/2018	Aaa	244,809
		TOTAL MICHIGAN				13,749,436

MINNESOTA - 0.42%
1,000,000	h	Minnesota Public Facilities Authority Clean Water Revenue	5.000	03/01/2016	Aaa	1,059,730
		TOTAL MINNESOTA				1,059,730

MISSISSIPPI - 1.83%
1,120,000	e	Harrison County Wasterwater Management District	5.000	02/01/2015	Baa1	1,171,565
2,000,000		Mississippi Development Bank Special Obligation	5.000	07/01/2017	A2	2,124,400
250,000		Mississippi Development Bank Special Obligation, Biloxi,
		ETM, Pre-Refunded 11/01/12 @100	5.000	11/01/2018	Aaa	261,988
1,000,000		State of Mississippi, GO	5.000	12/01/2013	Aaa	1,054,820
		TOTAL MISSISSIPPI				4,612,773

MISSOURI - 2.51%
2,025,000		Missouri State Board of Public Buildings	5.000	10/01/2016	Aa1	2,162,255
1,325,000		Missouri State Environmental Improvement & Energy
		Resources Authority	5.500	07/01/2012	Aaa	1,415,935
2,400,000		Missouri State Health & Educational Facilities Authority,
		ETM	6.750	05/15/2013	#Aaa	2,737,608
		TOTAL MISSOURI				6,315,798

NEBRASKA - 0.42%
1,000,000		Central Plains Energy Nebraska Gas Revenue	5.250	12/01/2018	Aa3	1,066,300
		TOTAL NEBRASKA				1,066,300

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Tax-Exempt Bond Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
NEVADA - 0.20%
$ 500,000		Clark County Pollution Control Revenue Nevada Power
		Project	5.300%	10/01/2011	NR	$501,620
		TOTAL NEVADA				501,620

NEW JERSEY - 4.95%
2,610,000		Garden State Preservation Trust, Series 2005-C	5.125	11/01/2018	Aaa	2,815,851
1,875,000		New Jersey Economic Development Authority, School
		Facilities Construction	5.250	09/01/2014	Aaa	2,009,850
350,000		New Jersey State GO	5.500	07/15/2016	Aaa	385,270
20,000		New Jersey State Turnpike Authority	6.500	01/01/2016	A3	22,692
230,000		New Jersey State Turnpike Authority	6.500	01/01/2016	A3	260,974
55,000		New Jersey State Turnpike Authority	6.500	01/01/2016	Aaa	62,407
800,000	e	New Jersey State Turnpike Authority, ETM	5.700	05/01/2013	#Aaa	836,072
1,000,000		New Jersey Transportation Trust Fund Authority	5.500	12/15/2017	Baa2	1,105,410
1,000,000		New Jersey Transportation Trust Fund Authority	5.250	12/15/2019	A1	1,080,760
260,000		New Jersey Transportation Trust Fund Authority	5.500	12/15/2015	Aaa	285,366
2,000,000		New Jersey Transportation Trust Fund Authority, ETM	5.750	12/15/2014	#Aaa	2,217,940
120,000		Tobacco Settlement Financing Corp	6.375	06/01/2032	Baa2	133,600
1,185,000		Tobacco Settlement Financing Corp, ETM	5.750	06/01/2032	A1	1,245,945
		TOTAL NEW JERSEY				12,462,137

NEW MEXICO - 0.89%
1,895,000		New Mexico Finance Authority	5.000	12/15/2014	Aa2	2,010,917
205,000		New Mexico Mortgage Finance Authority, ETM	6.000	07/01/2010	#Aaa	216,915
		TOTAL NEW MEXICO				2,227,832

NEW YORK - 9.84%
100,000		Dutchess County Resource Recovery Agency, AMT	5.000	01/01/2010	NR	101,275
900,000		East Rochester Housing Authority	4.125	08/15/2017	Aaa	879,219
300,000		Hudson Yards Infrastructure Corp	4.500	02/15/2047	Aaa	282,585
185,000		Lackawanna Housing Authority	5.000	09/01/2015	Aa3	190,863
195,000		Lackawanna Housing Authority	5.000	09/01/2016	Aa3	201,205
2,000,000		Long Island Power Authority	5.250	12/01/2014	A3	2,141,580
2,000,000		Metropolitan Transportation Authority	5.500	11/15/2013	Aaa	2,166,920
500,000		Metropolitan Transportation Authority Commuter, ETM	5.125	07/01/2013	Aaa	508,745
2,650,000		Metropolitan Transportation Authority, Service Contract	5.500	07/01/2016	A1	2,879,490
750,000		Metropolitan Transportation Authority, Service Contract	5.750	01/01/2018	Aaa	844,410
2,500,000		New York State Dormitory Authority	5.500	05/15/2017	Aaa	2,762,200
1,000,000		New York State Dormitory Authority	5.000	07/01/2016	Ba2	1,021,780
1,825,000		New York State Environmental Facilities Corp	5.000	03/15/2014	NR	1,922,382
2,600,000		New York State Environmental Facilities Corp	5.250	06/15/2018	Aaa	2,733,718
1,500,000		New York State Environmental Facilities Corp	5.250	06/15/2015	Aaa	1,623,315
1,000,000		New York State Environmental Facilities Corp	5.250	12/15/2018	Aa3	1,094,610
1,830,000		New York State Thruway Authority, Service Contract	5.500	04/01/2012	A1	1,945,693
1,400,000		Tobacco Settlement Financing Authority, Series 2003 B-1C	5.500	06/01/2016	A1	1,467,438
		TOTAL NEW YORK				24,767,428

NORTH CAROLINA - 0.12%
40,000		North Carolina Municipal Power Agency No 1 Catawba	6.000	01/01/2011	Aaa	42,608
250,000		North Carolina Municipal Power Agency No 1 Catawba	5.500	01/01/2015	Aaa	272,878
		TOTAL CAROLINA				315,486

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Tax-Exempt Bond Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
OHIO - 4.85%
$ 1,800,000		Akron Sewer System Revenue	5.000%	12/01/2017	Aaa	$1,921,878
1,820,000		Cincinnati City School District GO	5.000	12/01/2016	Aaa	1,940,848
200,000		Dayton Senior Facilities Revenue, Emery Air	6.050	10/01/2009	NR	208,858
1,265,000		Medina County Library District GO	5.250	12/01/2019	Aaa	1,340,331
75,000	e	Ohio State Water Development Authority, ETM	6.000	12/01/2016	#Aaa	81,515
1,000,000		Olentangy Local School District	5.500	12/01/2019	Aaa	1,079,050
1,400,000		State of Ohio GO	5.000	06/15/2014	Aa1	1,476,314
1,900,000		State of Ohio GO	5.000	11/01/2016	Aa1	2,019,149
2,000,000		State of Ohio GO	5.000	05/01/2017	Aa1	2,124,260
		TOTAL OHIO				12,192,203

OREGON - 1.28%
1,850,000		Oregon State Department of Administrative Services, COP	5.250	05/01/2017	Aaa	1,944,609
1,215,000		Oregon State Department of Administrative Services, Lottery
		Revenue	5.000	04/01/2013	Aaa	1,276,686
		TOTAL OREGON				3,221,295

PENNSYLVANIA - 7.95%
1,680,000		Carbon County Hospital Authority	5.400	11/15/2014	Aaa	1,770,182
1,855,000		Carbon County IDA, Panter Creek	6.650	05/01/2010	NR	1,903,323
1,000,000		City of Philadelphia PA	5.000	08/01/2016	NR	1,061,350
900,000	h	Commonwealth of Pennsylvania	5.000	01/01/2016	Baa2	953,604
2,000,000		Commonwealth of Pennsylvania GO	5.375	07/01/2017	P-1	2,184,980
1,900,000		Delaware Valley Regional Finance Authority	5.500	07/01/2012	Aa2	2,016,261
115,000		Pennsylvania Economic Development Financing Authority,
		AMT	6.000	11/01/2011	A3	120,594
1,250,000		Pennsylvania Economic Development Financing Authority,
		AMT, Amtrak	6.500	11/01/2016	A3	1,335,075
280,000		Pennsylvania Economic Development Financing Authority,
		AMT, Amtrak	6.250	11/01/2031	A3	296,738
210,000		Pennsylvania Economic Development Financing Authority,
		AMT, Amtrak	6.375	11/01/2041	A3	223,234
1,030,000		Pennsylvania Economic Development Financing Authority,
		AMT, Amtrak	6.000	11/01/2009	A3	1,058,366
285,000		Pennsylvania Economic Development Financing Authority,
		Fayetle Thermal	5.250	12/01/2016	NR	292,755
500,000		Philadelphia Authority for Industrial Development	4.250	09/01/2019	Baa3	479,765
2,000,000		Philadelphia School District	5.000	06/01/2024	Aaa	2,122,300
600,000		Philadelphia Water & Wastewater Revenue	5.000	07/01/2015	Aaa	637,308
1,895,000		Pittsburgh GO	5.000	09/01/2013	Aaa	1,992,119
1,370,000	e	Pittsburgh Urban Redevelopment Authority, ETM	6.000	09/01/2016	#Aaa	1,542,661
		TOTAL PENNSYLVANIA				19,990,615

PUERTO RICO - 5.32%
560,000	h	Commonwealth of Puerto Rico GO	5.000	07/01/2013	Baa3	581,997
1,200,000		Commonwealth of Puerto Rico GO	5.250	07/01/2012	Baa3	1,254,528
2,015,000		Commonwealth of Puerto Rico GO	5.500	07/01/2015	Baa3	2,169,954
1,000,000		Puerto Rico Commonwealth GO	5.250	07/01/2016	Baa3	1,063,300
230,000	i	Puerto Rico Commonwealth GO, Mandatory Put 07/01/12	5.000	07/01/2030	Baa3	236,431
1,000,000		Puerto Rico Government Development Bank	5.000	12/01/2016	Baa3	1,042,630
2,300,000		Puerto Rico Highway & Transportation Authority, Series
		2005A	5.000	07/01/2014	Baa3	2,396,301

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Tax-Exempt Bond Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 1,000,000		Puerto Rico Public Buildings Authority	5.500%	07/01/2013	Baa3	$1,065,480
1,130,000	i	Puerto Rico Public Buildings Authority Revenue Mandatory
		Put 07/01/12 @ 100	5.000	07/01/2028	Baa3	1,161,595
2,290,000	i	Puerto Rico Public Finance Corp Mandatory Put 02/01/2012	5.750	08/01/2027	Ba1	2,414,759
		TOTAL PUERTO RICO				13,386,975

RHODE ISLAND - 0.43%
1,015,000		Rhode Island State & Providence Plantations, COP	5.250	10/01/2014	Aaa	1,092,018
		TOTAL RHODE ISLAND				1,092,018

SOUTH CAROLINA - 0.81%
150,000		Georgetown County, IDR	5.700	04/01/2014	baa3	158,301
385,000		Greenville County, COP, Greenville Technical College	5.000	04/01/2017	Aaa	395,172
1,400,000		Scago Educational Facilities Corp for Colleton School
		District	5.000	12/01/2016	Aaa	1,482,880
		TOTAL SOUTH CAROLINA				2,036,353

SOUTH DAKOTA - 0.45%
1,000,000		Sioux Falls Health Facilities Revenue, Pre-Refunded
		11/15/12 @ 100	6.750	11/15/2033	NR	1,128,370
		TOTAL SOUTH DAKOTA				1,128,370

TENNESSEE - 2.93%
1,000,000		City of Memphis	5.000	10/01/2015	Aaa	1,063,760
990,000		Memphis-Shelby County Airport Authority, Federal Express
		Project	5.000	09/01/2009	Baa2	1,005,701
75,000	e	Shelby County Health Educational & Housing Facilities
		Board, ETM	5.500	08/15/2019	Aaa	82,055
5,000,000		Tennessee Energy Acquisition Corp	5.000	09/01/2016	Aa3	5,231,450
		TOTAL TENNESSEE				7,382,966

TEXAS - 8.54%
1,250,000		Alliance Airport Authority, AMT	4.850	04/01/2021	Baa2	1,241,250
500,000		Brazos River Authority	5.125	11/01/2020	Aaa	516,570
490,000		Brazos River Authority, Houston Industries Project, Series
		1998-A	5.125	05/01/2019	Aaa	503,833
3,695,000		Brazos River Authority, Houston Industries Project, Series
		1998-D	4.900	10/01/2015	Aaa	3,891,759
1,390,000		Corpus Christi, Utility System Revenue, Series 2005-A	5.000	07/15/2015	Aaa	1,471,899
1,500,000		County of Harris	5.000	08/15/2016	Aaa	1,592,340
400,000		Cypress-Fairbanks Independent School District	5.000	02/15/2016	Aaa	422,904
2,000,000	h	Fort Bend Country GO	5.000	03/01/2016	Aaa	2,115,000
500,000		Guadalupe-Blanco River Authority, Western Canyon Water	5.250	04/15/2019	Aaa	526,390
35,000		Harris County Flood Control District GO	5.000	10/01/2014	Aa1	36,887
345,000		Houston Air System, ETM	5.800	07/01/2010	#Aaa	353,194
1,425,000		Houston Utility System Revenue	5.000	11/15/2014	Aaa	1,507,565
1,505,000		Lower Colorado River Authority	5.000	05/15/2017	Aaa	1,568,496
990,000		Lower Colorado River Authority, ETM	6.000	01/01/2017	Aaa	1,129,105
600,000		San Felipe Del Rio School District. ETM	5.500	08/15/2019	Aaa	627,486
2,500,000		Texas Municipal Gas Acquisition & Supply Corp I	5.250	12/15/2017	B3	2,656,950
1,240,000		Texas Public Building Authority, ETM	7.125	08/01/2011	Aaa	1,331,760
		TOTAL TEXAS				21,493,388

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Tax-Exempt Bond Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
VIRGINIA - 1.53%
$ 1,700,000		Hopewell GO	5.000%	07/15/2009	A2	$1,728,322
2,000,000		Virginia College Building Authority	5.000	09/01/2014	Aa1	2,115,620
		TOTAL VIRGINIA				3,843,942

WASHINGTON - 3.57%
125,000		Cowlitz County Public Utility District No 1	5.000	09/01/2011	Aaa	129,784
75,000	e	Cowlitz County Public Utility District No 1, ETM	5.000	09/01/2011	Aaa	77,958
1,040,000		Kings County School District No 401	5.125	12/01/2020	Aaa	1,080,342
2,925,000		Port of Seattle	5.500	09/01/2017	Aaa	3,228,937
890,000		Port of Seattle	5.000	03/01/2015	Aaa	940,926
2,000,000		State of Washington GO	5.000	07/01/2018	Aaa	2,099,320
1,000,000		Washington Economic Development Finance Authority	5.000	06/01/2016	Aaa	1,061,180
350,000		Washington Public Power Supply System Project #1, Series
		98-A	5.000	07/01/2013	Aaa	360,679
		TOTAL WASHINGTON				8,979,126

WISCONSIN - 1.68%
40,000		State of Wisconsin	6.875	06/01/2011	Aa1	42,952
1,900,000		State of Wisconsin GO	5.000	05/01/2017	Aaa	2,021,201
2,000,000		Wisconsin GO	5.250	05/01/2015	Aaa	2,151,080
		TOTAL WISCONSIN				4,215,233

		TOTAL LONG-TERM MUNICIPAL BONDS
		(Cost $248,354,878)				$245,630,526

SHORT-TERM MUNICIPAL BONDS - 2.08%
NEW YORK - 1.28%
1,400,000	i	New York City GO	3.900	08/15/2019	Aaa	1,400,000
1,810,000	i	New York City Municipal Water Finance Authority, Series
		2003-F2	3.900	06/15/2035	Aa2	1,810,000
		TOTAL NEW YORK				3,210,000

WYOMING - 0.80%
1,050,000	i	Lincoln County IDR/PCR Exxon Project	3.910	11/01/2014	Aaa	1,050,000
970,000	i	Lincoln County IDR/PCR Exxon Project	3.910	11/01/2014	Aaa	970,000
		TOTAL WYOMING				2,020,000

		TOTAL SHORT-TERM MUNICIPAL BONDS
		(Cost $5,230,000)				5,230,000

		TOTAL PORTFOLIO - 99.72%
		(Cost $289,584,878)				250,860,526

		OTHER ASSETS AND LIABILITIES, NET -0.28%				715,970

		NET ASSETS - 100.00%				$251,576,496

ABBREVIATION:
AMT - Alternative Minimum Tax
COP - Certificate of Participation
ETM - Escrowed to Maturity
GO - General Obligation
IDR - International Paper
NR - Not Rated
PCR - Pollution Control Revenue Bonds

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Tax-Exempt Bond Fund II

+	As provided by Moody's Investors Service (unaudited).
e	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.
h	These securities were purchased on a delayed delivery basis.
i	Variable rate demand note (VRDN).

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Inflation-Linked Bond Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
INFLATION-LINKED BOND FUND
STATEMENT OF INVESTMENTS (unaudited)
June 30, 2007
				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE

GOVERNMENT BONDS - 98.61%
U.S. TREASURY SECURITIES - 98.61%
$ 21,551,199	k	United States Treasury Inflation Indexed Bonds	3.875%	01/15/09	$21,895,157
15,555,365	k	United States Treasury Inflation Indexed Bonds	4.250	01/15/10	16,148,647
36,469,971	k	United States Treasury Inflation Indexed Bonds	0.875	04/15/10	34,639,908
15,422,856	k	United States Treasury Inflation Indexed Bonds	3.500	01/15/11	15,876,134
22,643,602	k	United States Treasury Inflation Indexed Bonds	2.375	04/15/11	22,403,128
8,635,059	k	United States Treasury Inflation Indexed Bonds	3.375	01/15/12	8,914,403
10,285,161	k	United States Treasury Inflation Indexed Bonds	2.000	04/15/12	9,983,395
29,806,719	k	United States Treasury Inflation Indexed Bonds	3.000	07/15/12	30,393,017
27,666,286	k	United States Treasury Inflation Indexed Bonds	1.875	07/15/13	26,538,885
28,221,468	k	United States Treasury Inflation Indexed Bonds	2.000	01/15/14	27,127,605
25,833,374	k	United States Treasury Inflation Indexed Bonds	2.000	07/15/14	24,805,206
25,540,003	k	United States Treasury Inflation Indexed Bonds	1.625	01/15/15	23,742,498
22,177,003	k	United States Treasury Inflation Indexed Bonds	1.875	07/15/15	20,969,244
21,905,452	k	United States Treasury Inflation Indexed Bonds	2.000	01/15/16	20,807,990
21,073,277	k	United States Treasury Inflation Indexed Bonds	2.500	07/15/16	20,857,487
19,059,041	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/17	18,616,872
34,016,957	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/25	32,705,944
21,993,949	k	United States Treasury Inflation Indexed Bonds	2.000	01/15/26	19,913,982
10,068,502	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/27	9,669,286
22,530,749	k	United States Treasury Inflation Indexed Bonds	3.625	04/15/28	26,118,996
25,736,964	k	United States Treasury Inflation Indexed Bonds	3.875	04/15/29	31,077,385
7,561,333	k	United States Treasury Inflation Indexed Bonds	3.375	04/15/32	8,714,891
		TOTAL U.S. TREASURY SECURITIES			471,920,060

		TOTAL GOVERNMENT BONDS			471,920,060
		(Cost $490,534,278)

SHORT-TERM INVESTMENTS - 0.47%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.47%
2,240,000		Federal Home Loan Bank (FHLB)	0.000	07/02/07	2,240,000
		TOTAL SHORT-TERM INVESTMENTS			2,240,000
		(Cost $2,239,701)

		TOTAL PORTFOLIO - 99.08%			474,160,060
		(Cost $492,773,979)

		OTHER ASSETS & LIABILITIES, NET - 0.92%			4,417,531

		NET ASSETS - 100.00%			$478,577,591

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the
Consumer Price Index.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Money Market Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
MONEY MARKET FUND
STATEMENT OF INVESTMENTS (unaudited)
June 30, 2007

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE

SHORT-TERM INVESTMENTS - 100.35%

BANK NOTES - 1.11%
$ 1,286,000	JPMorgan Chase Bank NA	5.180%	07/06/07	$1,285,080
1,906,000	JPMorgan Chase Bank NA	5.180	07/09/07	1,903,818
1,505,000	JPMorgan Chase Bank NA	5.205	08/03/07	1,497,819
2,007,000	JPMorgan Chase Bank NA	0.000	08/15/07	1,994,042
1,210,000	JPMorgan Chase Bank NA	5.160	09/04/07	1,198,727
2,572,000	JPMorgan Chase Bank NA	0.000	09/27/07	2,539,454
1,188,000	JPMorgan Chase Bank NA	0.000	10/09/07	1,170,898
1,344,000	JPMorgan Chase Bank NA	0.000	10/12/07	1,323,889
1,343,000	JPMorgan Chase Bank NA	0.000	11/02/07	1,319,173
	TOTAL BANK NOTES			14,232,900

CERTIFICATES OF DEPOSIT - 5.65%
10,000,000	Abbey National plc	5.300	08/17/07	10,000,129
5,000,000	American Express Bank FSB	5.280	07/18/07	5,000,023
5,000,000	American Express Centurion Bank	5.320	09/25/07	5,000,118
5,000,000	Barclays Bank plc	5.310	08/16/07	5,000,000
3,000,000	Barclays Bank plc	5.310	08/30/07	3,000,049
4,630,000	Calyon	5.295	08/24/07	4,630,069
10,000,000	Canadian Imperial Bank of Commerce	5.290	07/16/07	10,000,000
5,000,000	Deutsche Bank	5.315	07/17/07	5,000,022
7,000,000	Deutsche Bank	5.350	08/06/07	7,000,068
5,000,000	Deutsche Bank	5.290	08/09/07	5,000,053
5,000,000	Deutsche Bank	5.290	08/15/07	5,000,062
3,955,000	Toronto Dominion Bank	5.315	07/12/07	3,955,000
4,000,000	UBS AG.	5.310	07/11/07	4,000,005
	TOTAL CERTIFICATES OF DEPOSIT			72,585,598

COMMERCIAL PAPER - 88.40%
1,000,000	Abbey National North America LLC	0.000	08/20/07	992,954
4,000,000	Abbey National North America LLC	0.000	08/27/07	3,967,098
8,600,000	Abbey National North America LLC	0.000	09/10/07	8,511,979
5,751,000	Abbey National North America LLC	0.000	10/04/07	5,671,704
2,000,000	Alcon Capital Corp	0.000	08/24/07	1,984,370
3,750,000	American Honda Finance Corp	0.000	07/12/07	3,744,019
4,000,000	American Honda Finance Corp	0.000	07/19/07	3,989,560
3,290,000	American Honda Finance Corp	0.000	07/24/07	3,279,007
11,000,000	American Honda Finance Corp	0.000	07/30/07	10,953,834
5,000,000	American Honda Finance Corp	0.000	09/05/07	4,952,058
5,000,000	American Honda Finance Corp	0.000	09/18/07	4,942,835
2,442,000	Atlantis One Funding Corp	0.000	08/03/07	2,430,203
5,000,000	Atlantis One Funding Corp	0.000	09/17/07	4,943,125
2,000,000	Bank of America	0.000	07/20/07	1,994,511
1,300,000	Bank of America	0.000	08/28/07	1,289,151
2,300,000	Bank of America	0.000	09/21/07	2,272,740

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Money Market Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$ 1,825,000	Bank of America	0.000%	09/25/07	$1,802,320
2,500,000	Bank of America	0.000	10/02/07	2,466,376
3,900,000	Barclays U.S. Funding Corp	0.000	07/25/07	3,886,368
3,500,000	Barclays U.S. Funding Corp	0.000	09/07/07	3,465,671
8,000,000	Beta Finance, Inc	0.000	07/17/07	7,981,369
6,660,000	Beta Finance, Inc	0.000	07/18/07	6,643,536
2,000,000	Beta Finance, Inc	0.000	08/20/07	1,985,458
5,000,000	Beta Finance, Inc	0.000	09/17/07	4,943,071
3,000,000	Beta Finance, Inc	0.000	09/24/07	2,962,742
3,000,000	Beta Finance, Inc	0.000	10/22/07	2,951,316
4,000,000	BMW US Capital Corp	0.000	07/13/07	3,993,073
4,500,000	BMW US Capital Corp	0.000	08/17/07	4,469,333
4,000,000	Canadian Imperial Holding, Inc	0.000	08/14/07	3,974,746
7,980,000	Canadian Imperial Holding, Inc	0.000	08/22/07	7,919,831
10,000,000	Canadian Imperial Holding, Inc	0.000	09/05/07	9,904,703
11,520,000	CC (USA), Inc	0.000	07/10/07	11,504,899
2,585,000	CC (USA), Inc	0.000	07/11/07	2,581,245
5,700,000	CC (USA), Inc	0.000	07/23/07	5,681,911
5,315,000	CC (USA), Inc	0.000	07/24/07	5,297,241
2,490,000	CC (USA), Inc	0.000	08/30/07	2,468,254
5,000,000	CC (USA), Inc	0.000	09/04/07	4,952,649
5,000,000	CC (USA), Inc	0.000	09/13/07	4,946,093
3,000,000	Ciesco LLC	0.000	07/11/07	2,995,583
8,000,000	Ciesco LLC	0.000	08/08/07	7,955,836
5,000,000	Ciesco LLC	0.000	09/12/07	4,946,669
7,730,000	Citigroup Funding, Inc	0.000	07/09/07	7,721,020
4,570,000	Citigroup Funding, Inc	0.000	07/12/07	4,562,683
3,635,000	Citigroup Funding, Inc	0.000	07/19/07	3,625,513
4,000,000	Citigroup Funding, Inc	0.000	08/02/07	3,981,333
3,600,000	Citigroup Funding, Inc	0.000	08/14/07	3,576,966
7,500,000	Citigroup Funding, Inc	0.000	08/23/07	7,442,252
5,500,000	Citigroup Funding, Inc	0.000	09/12/07	5,441,783
1,500,000	Citigroup Funding, Inc	0.000	09/21/07	1,482,182
5,000,000	Coca-Cola Co	0.000	07/26/07	4,981,823
2,800,000	Coca-Cola Co	0.000	08/27/07	2,777,188
5,000,000	Coca-Cola Co	0.000	10/10/07	4,927,336
8,000,000	Corporate Asset Funding Corp, Inc	0.000	07/20/07	7,977,918
5,000,000	Corporate Asset Funding Corp, Inc	0.000	07/27/07	4,981,413
5,000,000	Corporate Asset Funding Corp, Inc	0.000	08/14/07	4,969,463
3,555,000	Corporate Asset Funding Corp, Inc	0.000	08/16/07	3,531,152
10,000,000	Corporate Asset Funding Corp, Inc	0.000	09/05/07	9,904,654
6,000,000	Corporate Asset Funding Corp, Inc	0.000	09/10/07	5,937,757
5,000,000	Corporate Asset Funding Corp, Inc	0.000	09/21/07	4,940,151
3,500,000	Danske Corp	0.000	07/06/07	3,497,498
1,411,000	Danske Corp	0.000	07/17/07	1,407,720
2,830,000	Danske Corp	0.000	08/01/07	2,817,425
7,900,000	Danske Corp	0.000	08/20/07	7,843,091
7,510,000	Danske Corp	0.000	09/11/07	7,431,365
5,000,000	Danske Corp	0.000	09/13/07	4,946,453
9,500,000	Danske Corp	0.000	10/12/07	9,359,341
4,000,000	Dorada Finance, Inc	0.000	08/01/07	3,981,986
4,035,000	Dorada Finance, Inc	0.000	08/20/07	4,005,578
4,000,000	Dorada Finance, Inc	0.000	08/28/07	3,966,263

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Money Market Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$ 7,000,000	Dorada Finance, Inc	0.000%	08/31/07	$6,937,848
3,385,000	Dorada Finance, Inc	0.000	09/12/07	3,349,135
7,000,000	Dorada Finance, Inc	0.000	09/20/07	6,917,155
3,510,000	Dresdner US Finance, Inc	0.000	09/26/07	3,465,594
4,985,000	Edison Asset Securitization LLC	0.000	07/03/07	4,983,557
5,000,000	Edison Asset Securitization LLC	0.000	07/06/07	4,996,417
2,056,000	Edison Asset Securitization LLC	0.000	07/09/07	2,053,608
5,000,000	Edison Asset Securitization LLC	0.000	07/11/07	4,992,806
5,000,000	Edison Asset Securitization LLC	0.000	08/22/07	4,962,228
3,811,000	Edison Asset Securitization LLC	0.000	08/27/07	3,779,737
2,630,000	Edison Asset Securitization LLC	0.000	09/04/07	2,605,022
5,000,000	Edison Asset Securitization LLC	0.000	09/06/07	4,951,239
1,000,000	Edison Asset Securitization LLC	0.000	12/03/07	977,568
3,640,000	Fairway Finance Corp	0.000	07/10/07	3,635,177
3,625,000	Fairway Finance Corp	0.000	07/13/07	3,618,547
3,895,000	Fairway Finance Corp	0.000	07/20/07	3,884,238
3,000,000	Fairway Finance Corp	0.000	08/22/07	2,977,120
1,412,000	Fairway Finance Corp	0.000	08/23/07	1,401,024
2,735,000	General Electric Capital Corp	0.000	07/09/07	2,731,827
9,000,000	General Electric Capital Corp	0.000	08/23/07	8,930,835
7,000,000	General Electric Capital Corp	0.000	08/29/07	6,940,715
3,961,000	General Electric Capital Corp	0.000	11/06/07	3,887,631
4,400,000	Goldman Sachs Group LP	0.000	07/27/07	4,383,428
500,000	Govco LLC	0.000	07/02/07	499,928
4,045,000	Govco LLC	0.000	07/12/07	4,038,511
7,000,000	Govco LLC	0.000	07/23/07	6,977,627
4,750,000	Govco LLC	0.000	08/15/07	4,719,284
2,500,000	Govco LLC	0.000	08/20/07	2,481,771
7,000,000	Govco LLC	0.000	08/21/07	6,948,136
3,000,000	Govco LLC	0.000	08/27/07	2,975,110
1,000,000	Govco LLC	0.000	09/07/07	990,102
3,000,000	Govco LLC	0.000	09/25/07	2,962,303
5,240,000	Govco LLC	0.000	11/26/07	5,128,196
5,000,000	Grampian Funding LLC	0.000	07/23/07	4,984,096
2,000,000	Grampian Funding LLC	0.000	08/06/07	1,989,590
3,000,000	Grampian Funding LLC	0.000	08/15/07	2,980,538
2,000,000	Grampian Funding LLC	0.000	08/17/07	1,986,383
960,000	Grampian Funding LLC	0.000	09/12/07	949,858
5,000,000	Grampian Funding LLC	0.000	09/14/07	4,945,854
5,000,000	Grampian Funding LLC	0.000	09/25/07	4,937,232
5,000,000	Grampian Funding LLC	0.000	12/14/07	4,880,322
5,000,000	Greenwich Capital Holdings, Inc	0.000	07/16/07	4,989,203
7,000,000	Greenwich Capital Holdings, Inc	0.000	07/26/07	6,974,687
5,000,000	Greenwich Capital Holdings, Inc	0.000	09/19/07	4,942,301
5,000,000	Greenwich Capital Holdings, Inc	0.000	12/13/07	4,880,833
1,500,000	Greyhawk Funding LLC	0.000	07/10/07	1,498,078
5,222,000	Greyhawk Funding LLC	0.000	08/13/07	5,189,431
3,000,000	Greyhawk Funding LLC	0.000	09/17/07	2,966,838
4,275,000	Harley-Davidson Funding Corp	0.000	07/02/07	4,274,381
2,400,000	Harley-Davidson Funding Corp	0.000	08/29/07	2,380,214
6,080,000	Harley-Davidson Funding Corp	0.000	09/13/07	6,014,637
1,855,000	Harrier Finance Funding LLC	0.000	08/24/07	1,840,308
2,700,000	HBOS Treasury Services plc	0.000	07/12/07	2,695,736

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Money Market Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$ 5,000,000	HBOS Treasury Services plc	0.000%	08/23/07	$4,963,368
5,000,000	HBOS Treasury Services plc	0.000	09/25/07	4,937,351
10,000,000	HSBC Finance Corp	0.000	07/24/07	9,966,586
5,000,000	HSBC Finance Corp	0.000	09/14/07	4,945,417
3,000,000	ING US Funding LLC	0.000	07/12/07	2,995,210
4,000,000	ING US Funding LLC	0.000	07/25/07	3,986,040
3,000,000	ING US Funding LLC	0.000	07/27/07	2,988,679
5,000,000	ING US Funding LLC	0.000	08/02/07	4,977,027
5,000,000	ING US Funding LLC	0.000	08/03/07	4,976,075
4,130,000	ING US Funding LLC	0.000	08/16/07	4,102,717
4,000,000	ING US Funding LLC	0.000	09/13/07	3,956,998
4,115,000	Johnson & Johnson, Inc	0.000	09/24/07	4,064,477
4,000,000	JPMorgan Chase & Co	0.000	08/20/07	3,970,944
10,000,000	JPMorgan Chase & Co	0.000	09/19/07	9,883,667
2,508,000	Kitty Hawk Funding Corp	0.000	07/12/07	2,504,181
3,000,000	Kitty Hawk Funding Corp	0.000	07/19/07	2,992,170
3,870,000	Kitty Hawk Funding Corp	0.000	07/26/07	3,856,196
10,000,000	Kitty Hawk Funding Corp	0.000	08/10/07	9,941,778
11,000,000	Kitty Hawk Funding Corp	0.000	09/20/07	10,869,939
4,000,000	Links Finance LLC	0.000	08/16/07	3,973,514
6,000,000	Links Finance LLC	0.000	08/28/07	5,950,104
10,000,000	Links Finance LLC	0.000	09/18/07	9,884,572
3,000,000	McGraw-Hill, Inc	0.000	07/13/07	2,994,770
5,000,000	McGraw-Hill, Inc	0.000	10/22/07	4,918,232
1,200,000	Merrill Lynch & Co, Inc	0.000	08/31/07	1,189,485
5,550,000	Morgan Stanley	0.000	08/16/07	5,512,981
5,000,000	Morgan Stanley	0.000	08/21/07	4,963,025
3,535,000	Nestle Capital Corp	0.000	07/09/07	3,530,923
1,536,000	Nestle Capital Corp	0.000	08/01/07	1,529,109
1,000,000	Nestle Capital Corp	0.000	08/10/07	994,311
9,650,000	Nestle Capital Corp	0.000	08/13/07	9,590,178
7,406,000	Nestle Capital Corp	0.000	09/11/07	7,330,574
4,267,000	Nestle Capital Corp	0.000	09/21/07	4,216,937
2,850,000	Old Line Funding LLC	0.000	08/15/07	2,831,543
10,000,000	Old Line Funding LLC	0.000	09/06/07	9,901,919
8,000,000	Paccar Financial Corp	0.000	07/05/07	7,995,369
4,527,000	Paccar Financial Corp	0.000	07/18/07	4,515,985
4,445,000	Paccar Financial Corp	0.000	07/19/07	4,433,421
2,200,000	Paccar Financial Corp	0.000	08/01/07	2,190,111
1,200,000	Paccar Financial Corp	0.000	08/13/07	1,192,596
1,600,000	Paccar Financial Corp	0.000	08/17/07	1,589,212
1,050,000	Paccar Financial Corp	0.000	08/31/07	1,040,795
2,100,000	Paccar Financial Corp	0.000	09/12/07	2,077,644
3,645,000	Paccar Financial Corp	0.000	09/26/07	3,598,930
5,239,000	Park Avenue Receivables Corp	0.000	07/06/07	5,235,180
11,012,000	Park Avenue Receivables Corp	0.000	07/17/07	10,986,176
1,417,000	Park Avenue Receivables Corp	0.000	07/31/07	1,410,879
5,000,000	Park Avenue Receivables Corp	0.000	09/17/07	4,943,017
6,500,000	PNC Bank	0.000	09/27/07	6,418,411
3,855,000	Private Export Funding Corp	0.000	07/13/07	3,848,292
1,340,000	Private Export Funding Corp	0.000	07/31/07	1,334,204
3,000,000	Private Export Funding Corp	0.000	08/08/07	2,983,486
5,000,000	Private Export Funding Corp	0.000	09/06/07	4,951,518

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Money Market Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$ 3,435,000	Private Export Funding Corp	0.000%	09/25/07	$3,392,077
5,000,000	Procter & Gamble International	0.000	07/24/07	4,983,325
5,000,000	Procter & Gamble International	0.000	09/06/07	4,951,425
8,000,000	Procter & Gamble International	0.000	09/07/07	7,921,271
2,000,000	Procter & Gamble International	0.000	09/14/07	1,978,250
10,000,000	Procter & Gamble International	0.000	09/20/07	9,882,853
8,000,000	Procter & Gamble International	0.000	09/26/07	7,898,887
3,629,000	Ranger Funding Co LLC	0.000	07/03/07	3,627,946
2,934,000	Ranger Funding Co LLC	0.000	07/11/07	2,929,721
4,155,000	Ranger Funding Co LLC	0.000	07/13/07	4,147,743
5,000,000	Ranger Funding Co LLC	0.000	07/25/07	4,982,517
3,000,000	Ranger Funding Co LLC	0.000	07/26/07	2,989,094
4,000,000	Ranger Funding Co LLC	0.000	07/27/07	3,984,877
5,000,000	Ranger Funding Co LLC	0.000	08/21/07	4,962,742
5,000,000	Ranger Funding Co LLC	0.000	09/10/07	4,948,278
2,676,000	Scaldis Capital LLC	0.000	07/13/07	2,671,375
3,000,000	Scaldis Capital LLC	0.000	07/16/07	2,993,375
2,000,000	Scaldis Capital LLC	0.000	07/20/07	1,994,448
3,310,000	Scaldis Capital LLC	0.000	08/14/07	3,288,720
7,000,000	Scaldis Capital LLC	0.000	08/28/07	6,941,227
2,000,000	Scaldis Capital LLC	0.000	09/11/07	1,978,960
5,000,000	Scaldis Capital LLC	0.000	09/17/07	4,943,798
2,000,000	Scaldis Capital LLC	0.000	09/25/07	1,974,869
3,325,000	Scaldis Capital LLC	0.000	10/03/07	3,279,680
3,000,000	Scaldis Capital LLC	0.000	10/23/07	2,951,804
4,666,000	Scaldis Capital LLC	0.000	10/24/07	4,588,999
9,380,000	Sedna Finance, Inc	0.000	07/05/07	9,374,576
7,000,000	Sedna Finance, Inc	0.000	07/25/07	6,976,073
4,600,000	Sedna Finance, Inc	0.000	10/11/07	4,532,418
7,400,000	Sedna Finance, Inc	0.000	11/30/07	7,237,571
5,350,000	Sheffield Receivables Corp	0.000	07/02/07	5,349,217
3,000,000	Sheffield Receivables Corp	0.000	07/13/07	2,994,720
5,000,000	Sheffield Receivables Corp	0.000	07/19/07	4,986,775
5,000,000	Sheffield Receivables Corp	0.000	09/04/07	4,952,740
4,745,000	Sigma Finance, Inc	0.000	07/16/07	4,734,680
9,000,000	Sigma Finance, Inc	0.000	08/30/07	8,922,467
4,375,000	Sigma Finance, Inc	0.000	09/19/07	4,324,206
5,000,000	Sigma Finance, Inc	0.000	11/29/07	4,890,944
1,496,000	Societe Generale North America, Inc	0.000	07/09/07	1,494,312
9,000,000	Societe Generale North America, Inc	0.000	08/06/07	8,952,975
4,900,000	Societe Generale North America, Inc	0.000	09/04/07	4,854,085
1,650,000	Societe Generale North America, Inc	0.000	09/17/07	1,631,195
4,756,000	Societe Generale North America, Inc	0.000	09/19/07	4,700,408
4,205,000	Societe Generale North America, Inc	0.000	10/01/07	4,148,798
3,950,000	Societe Generale North America, Inc	0.000	10/09/07	3,892,799
4,700,000	Societe Generale North America, Inc	0.000	11/05/07	4,613,917
5,000,000	Svensk Exportkredit AB	0.000	07/09/07	4,994,200
9,000,000	Svensk Exportkredit AB	0.000	07/10/07	8,988,278
6,565,000	Svensk Exportkredit AB	0.000	07/11/07	6,555,499
4,000,000	Svensk Exportkredit AB	0.000	07/23/07	3,987,394
5,515,000	Svensk Exportkredit AB	0.000	08/14/07	5,480,127
5,000,000	Svensk Exportkredit AB	0.000	08/15/07	4,967,437
1,000,000	Svensk Exportkredit AB	0.000	08/29/07	991,396

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Money Market Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$ 7,000,000	Toronto-Dominion Holdings USA, Inc	0.000%	08/07/07	$6,962,445
2,385,000	Toyota Motor Credit Corp	0.000	07/05/07	2,383,623
5,000,000	Toyota Motor Credit Corp	0.000	07/18/07	4,987,675
9,000,000	Toyota Motor Credit Corp	0.000	09/14/07	8,901,937
9,500,000	Toyota Motor Credit Corp	0.000	09/24/07	9,383,137
3,000,000	UBS Finance, (Delaware), Inc	0.000	07/16/07	2,993,425
3,620,000	UBS Finance, (Delaware), Inc	0.000	07/19/07	3,610,559
1,645,000	UBS Finance, (Delaware), Inc	0.000	08/02/07	1,637,367
2,000,000	UBS Finance, (Delaware), Inc	0.000	08/06/07	1,989,620
1,365,000	UBS Finance, (Delaware), Inc	0.000	08/08/07	1,357,594
2,500,000	UBS Finance, (Delaware), Inc	0.000	08/13/07	2,484,556
1,000,000	UBS Finance, (Delaware), Inc	0.000	08/21/07	992,855
4,035,000	UBS Finance, (Delaware), Inc	0.000	08/27/07	4,001,747
1,309,000	UBS Finance, (Delaware), Inc	0.000	08/31/07	1,297,546
3,995,000	UBS Finance, (Delaware), Inc	0.000	09/04/07	3,957,059
1,680,000	UBS Finance, (Delaware), Inc	0.000	09/17/07	1,661,126
2,000,000	UBS Finance, (Delaware), Inc	0.000	10/02/07	1,972,875
2,400,000	UBS Finance, (Delaware), Inc	0.000	10/23/07	2,360,480
3,500,000	Wal-Mart Stores, Inc	0.000	07/03/07	3,498,981
8,315,000	Wal-Mart Stores, Inc	0.000	07/31/07	8,279,107
335,000	Yorktown Capital LLC	0.000	07/10/07	334,559
3,000,000	Yorktown Capital LLC	0.000	07/26/07	2,989,042
5,000,000	Yorktown Capital LLC	0.000	08/22/07	4,961,939
5,000,000	Yorktown Capital LLC	0.000	09/07/07	4,950,228
5,000,000	Yorktown Capital LLC	0.000	09/12/07	4,946,771
	TOTAL COMMERCIAL PAPER			1,136,552,636

U.S GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.49%
3,445,000	Federal National Mortgage Association (FNMA)	0.000	07/02/07	3,444,509
88,000	FNMA	0.000	07/10/07	87,887
789,000	FNMA	0.000	10/31/07	775,322
2,000,000	FNMA	0.000	12/14/07	1,953,426
	TOTAL U.S GOVERNMENT AND AGENCIES DISCOUNT NOTES			6,261,144

VARIABLE NOTES - 4.70% ( i )
12,000,000	PNC Bank NA	5.265	01/02/08	11,998,480
10,405,000	Suntrust Bank	5.273	09/27/07	10,404,865
10,000,000	Suntrust Bank	5.310	01/28/08	10,001,636
8,000,000	US Bank NA	5.290	11/30/07	8,000,150
6,000,000	US Bank NA	5.290	12/05/07	6,000,431
4,160,000	US Bank NA	5.255	02/08/08	4,159,481
9,890,000	Wells Fargo & Co	5.370	03/10/08	9,896,019
	TOTAL VARIABLE NOTES			60,461,062

	TOTAL SHORT-TERM INVESTMENTS			1,290,093,340
	(Cost $1,290,093,340)

	TOTAL PORTFOLIO - 100.35%			1,290,093,340
	(Cost $1,290,093,340)

	OTHER ASSETS & LIABILITIES, NET - (0.35)%			(4,449,612)

	NET ASSETS - 100.00%			$1,285,643,728

i	Floating rate or variable rate securities reflects the rate at June 30, 2007.

TIAA-CREF LIFECYCLE FUNDS - Percentages

The following is information about the holdings of the TIAA-CREF Lifecycle Funds in the
TIAA-CREF Institutional Mutual Funds as of June 30, 2007 (unaudited):

	Lifecycle 2010 Fund		Lifecycle 2015 Fund		Lifecycle 2020 Fund
	Number of	Percent of Total	Number of	Percent of Total	Number of	Percent of Total
	Shares held in	Shares outstanding	Shares held in	Shares outstanding	Shares held in	Shares outstanding
	Funds	in the Funds	Funds	in the Funds	Funds	in the Funds
TIAA-CREF Institutional Mutual Funds:
Bond Fund - Institutional Class	5,706,031	3.66%	3,941,147	2.53%	3,624,655	2.32%
Growth Equity Fund - Institutional Class	4,728,201	15.01	4,087,941	12.97	4,078,377	12.94
High-Yield Fund II - Institutional Class	524,085	2.45	460,306	2.15	386,914	1.81
Inflation-Linked Bond Fund - Institutional Class	2,232,220	5.34	1,214,039	2.90	289,237	0.69
International Equity Fund - Institutional Class	1,928,943	3.84	1,682,089	3.35	1,681,030	3.34
Large-Cap Value Fund - Institutional Class	2,153,534	9.15	1,913,515	8.13	1,916,334	8.14
Real Estate Securities Fund - Institutional Class	17,450	0.11	9,536	0.06	4,408	0.03
Short-Term Bond Fund II - Institutional Class	1,137,342	7.36	475,219	3.08	108,934	0.71
Small-Cap Equity Fund - Institutional Class	419,465	4.11	378,891	3.71	350,219	3.43

	Lifecycle 2025 Fund		Lifecycle 2030 Fund		Lifecycle 2035 Fund
	Number of	Percent of Total	Number of	Percent of Total	Number of	Percent of Total
	Shares held in	Shares outstanding	Shares held in	Shares outstanding	Shares held in	Shares outstanding
	Funds	in the Funds	Funds	in the Funds	Funds	in the Funds
TIAA-CREF Institutional Mutual Funds:
Bond Fund - Institutional Class	2,401,812	1.54%	1,271,197	0.81%	720,822	0.46%
Growth Equity Fund - Institutional Class	3,752,170	11.91	3,593,785	11.41	2,811,598	8.92
High-Yield Fund II - Institutional Class	284,179	1.33	248,590	1.16	190,025	0.89
Inflation-Linked Bond Fund - Institutional Class	4,180	0.01	7	0.00	2,761	0.01
International Equity Fund - Institutional Class	1,533,549	3.05	1,450,795	2.89	1,157,219	2.30
Large-Cap Value Fund - Institutional Class	1,754,555	7.46	1,667,829	7.09	1,332,723	5.66
Real Estate Securities Fund - Institutional Class	905	0.01	526	0.00	610	0.00
Short-Term Bond Fund II - Institutional Class	-	0.00	-	0.00	-	0.00
Small-Cap Equity Fund - Institutional Class	314,738	3.08	309,096	3.03	246,198	2.41

	Lifecycle 2040 Fund		All Lifecycle Funds
	Number of	Percent of Total Shares	Number of	Percent of Total Shares
	Shares held in	outstanding in the	Shares held in	outstanding in the
	Funds	Funds	Funds	Funds
TIAA-CREF Institutional Mutual Funds:
Bond Fund - Institutional Class	956,954	0.61%	18,622,618	11.93%
Growth Equity Fund - Institutional Class	3,752,081	11.91	26,804,153	85.07
High-Yield Fund II - Institutional Class	244,269	1.14	2,338,368	10.93
Inflation-Linked Bond Fund - Institutional Class	5,381	0.01	3,747,825	8.96
International Equity Fund - Institutional Class	1,537,761	3.06	10,971,386	21.83
Large-Cap Value Fund - Institutional Class	1,754,379	7.45	12,492,869	53.08
Real Estate Securities Fund - Institutional Class	1,538	0.01	34,973	0.22
Short-Term Bond Fund II - Institutional Class	-	0.00	1,721,495	11.15
Small-Cap Equity Fund - Institutional Class	323,308	3.17	2,341,915	22.94

1

TIAA-CREF LIFECYCLE FUNDS - 2010 Fund

TIAA-CREF LIFECYCLE FUNDS
2010 Fund
Statement of Investments (unaudited)
June 30, 2007

Shares	Company	Value
	TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - INSTITUTIONAL CLASS - 99.77%
5,706,031	TIAA-CREF Institutional Bond Fund	$55,976,167
4,728,201	TIAA-CREF Institutional Growth Equity Fund	38,534,835
524,085	TIAA-CREF Institutional High-Yield Fund II	5,240,846
2,232,220	TIAA-CREF Institutional Inflation-Linked Bond Fund	21,920,397
1,928,943	TIAA-CREF Institutional International Equity Fund	28,181,861
2,153,534	TIAA-CREF Institutional Large-Cap Value Fund	37,686,849
17,450	TIAA-CREF Institutional Real Estate Securities Fund	255,116
1,137,342	TIAA-CREF Institutional Short-Term Bond Fund II	11,327,927
419,465	TIAA-CREF Institutional Small-Cap Equity Fund	6,950,528
	TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS	206,074,526
	(Cost $199,141,821)

	TOTAL PORTFOLIO - 99.77%	206,074,526
	(Cost $199,141,821)

	OTHER ASSETS & LIABLITIES, NET - 0.23%	467,620

	NET ASSETS - 100.00%	$206,542,146

2

TIAA-CREF LIFECYCLE FUNDS - 2015 Fund

TIAA-CREF LIFECYCLE FUNDS
2015 Fund
Statement of Investments (unaudited)
June 30, 2007

Shares	Company	Value
	TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - INSTITUTIONAL CLASS - 100.04%
3,941,147	TIAA-CREF Institutional Bond Fund	$38,662,651
4,087,941	TIAA-CREF Institutional Growth Equity Fund	33,316,718
460,306	TIAA-CREF Institutional High-Yield Fund II	4,603,057
1,214,039	TIAA-CREF Institutional Inflation-Linked Bond Fund	11,921,867
1,682,089	TIAA-CREF Institutional International Equity Fund	24,575,323
1,913,515	TIAA-CREF Institutional Large-Cap Value Fund	33,486,507
9,536	TIAA-CREF Institutional Real Estate Securities Fund	139,410
475,219	TIAA-CREF Institutional Short-Term Bond Fund II	4,733,179
378,891	TIAA-CREF Institutional Small-Cap Equity Fund	6,278,224
	TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS	157,716,936
	(Cost $150,703,470)

	TOTAL PORTFOLIO - 100.04%	157,716,936
	(Cost $150,703,470)

	OTHER ASSETS & LIABLITIES, NET - (0.04)%	(66,664)

	NET ASSETS - 100.00%	$157,650,272

3

TIAA-CREF LIFECYCLE FUNDS - 2020 Fund

TIAA-CREF LIFECYCLE FUNDS
2020 Fund
Statement of Investments (unaudited)
June 30, 2007

Shares	Company	Value
	TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - INSTITUTIONAL CLASS - 99.95%
3,624,655	TIAA-CREF Institutional Bond Fund	$35,557,870
4,078,377	TIAA-CREF Institutional Growth Equity Fund	33,238,770
386,914	TIAA-CREF Institutional High-Yield Fund II	3,869,142
289,237	TIAA-CREF Institutional Inflation-Linked Bond Fund	2,840,310
1,681,030	TIAA-CREF Institutional International Equity Fund	24,559,849
1,916,334	TIAA-CREF Institutional Large-Cap Value Fund	33,535,847
4,408	TIAA-CREF Institutional Real Estate Securities Fund	64,451
108,934	TIAA-CREF Institutional Short-Term Bond Fund II	1,084,985
350,219	TIAA-CREF Institutional Small-Cap Equity Fund	5,803,122
	TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS	140,554,346
	(Cost $133,775,623)

	TOTAL PORTFOLIO - 99.95%	140,554,346
	(Cost $133,775,623)

	OTHER ASSETS & LIABLITIES, NET - 0.05%	65,615

	NET ASSETS - 100.00%	$140,619,961

4

TIAA-CREF LIFECYCLE FUNDS - 2025 Fund

TIAA-CREF LIFECYCLE FUNDS
2025 Fund
Statement of Investments (unaudited)
June 30, 2007

Shares	Company	Value
	TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - INSTITUTIONAL CLASS - 99.97%
2,401,812	TIAA-CREF Institutional Bond Fund	$23,561,778
3,752,170	TIAA-CREF Institutional Growth Equity Fund	30,580,188
284,179	TIAA-CREF Institutional High-Yield Fund II	2,841,785
4,180	TIAA-CREF Institutional Inflation-Linked Bond Fund	41,045
1,533,549	TIAA-CREF Institutional International Equity Fund	22,405,155
1,754,555	TIAA-CREF Institutional Large-Cap Value Fund	30,704,712
905	TIAA-CREF Institutional Real Estate Securities Fund	13,237
314,738	TIAA-CREF Institutional Small-Cap Equity Fund	5,215,216
	TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS	115,363,116
	(Cost $109,506,094)

	TOTAL PORTFOLIO - 99.97%	115,363,116
	(Cost $109,506,094)

	OTHER ASSETS & LIABLITIES, NET - 0.03%	33,777

	NET ASSETS - 100.00%	$115,396,893

5

TIAA-CREF LIFECYCLE FUNDS - 2030 Fund

TIAA-CREF LIFECYCLE FUNDS
2030 Fund
Statement of Investments (unaudited)
June 30, 2007

Shares	Company	Value
	TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - INSTITUTIONAL CLASS - 99.96%
1,271,197	TIAA-CREF Institutional Bond Fund	$12,470,447
3,593,785	TIAA-CREF Institutional Growth Equity Fund	29,289,344
248,590	TIAA-CREF Institutional High-Yield Fund II	2,485,905
7	TIAA-CREF Institutional Inflation-Linked Bond Fund	64
1,450,795	TIAA-CREF Institutional International Equity Fund	21,196,114
1,667,829	TIAA-CREF Institutional Large-Cap Value Fund	29,187,012
526	TIAA-CREF Institutional Real Estate Securities Fund	7,683
309,096	TIAA-CREF Institutional Small-Cap Equity Fund	5,121,729
	TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS	99,758,298
	(Cost $93,890,529)

	TOTAL PORTFOLIO - 99.96%	99,758,298
	(Cost $93,890,529)

	OTHER ASSETS & LIABLITIES, NET - 0.04%	39,181

	NET ASSETS - 100.00%	$99,797,479

6

TIAA-CREF LIFECYCLE FUNDS - 2035 Fund

TIAA-CREF LIFECYCLE FUNDS
2035 Fund
Statement of Investments (unaudited)
June 30, 2007

Shares	Company	Value
	TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - INSTITUTIONAL CLASS - 99.64%
720,822	TIAA-CREF Institutional Bond Fund	$7,071,266
2,811,598	TIAA-CREF Institutional Growth Equity Fund	22,914,528
190,025	TIAA-CREF Institutional High-Yield Fund II	1,900,253
2,761	TIAA-CREF Institutional Inflation-Linked Bond Fund	27,112
1,157,219	TIAA-CREF Institutional International Equity Fund	16,906,964
1,332,723	TIAA-CREF Institutional Large-Cap Value Fund	23,322,647
610	TIAA-CREF Institutional Real Estate Securities Fund	8,924
246,198	TIAA-CREF Institutional Small-Cap Equity Fund	4,079,493
	TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS	76,231,187
	(Cost $71,653,239)

	TOTAL PORTFOLIO - 99.64%	76,231,187
	(Cost $71,653,239)

	OTHER ASSETS & LIABLITIES, NET - 0.36%	275,700

	NET ASSETS - 100.00%	$76,506,887

7

TIAA-CREF LIFECYCLE FUNDS - 2040 Fund

TIAA-CREF LIFECYCLE FUNDS
2040 Fund
Statement of Investments (unaudited)
June 30, 2007

Shares	Company	Value
	TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - INSTITUTIONAL CLASS - 99.98%
956,954	TIAA-CREF Institutional Bond Fund	$9,387,721
3,752,081	TIAA-CREF Institutional Growth Equity Fund	30,579,458
244,269	TIAA-CREF Institutional High-Yield Fund II	2,442,693
5,381	TIAA-CREF Institutional Inflation-Linked Bond Fund	52,837
1,537,761	TIAA-CREF Institutional International Equity Fund	22,466,693
1,754,379	TIAA-CREF Institutional Large-Cap Value Fund	30,701,641
1,538	TIAA-CREF Institutional Real Estate Securities Fund	22,488
323,308	TIAA-CREF Institutional Small-Cap Equity Fund	5,357,211
	TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS	101,010,742
	(Cost $95,078,178)

	TOTAL PORTFOLIO - 99.98%	101,010,742
	(Cost $95,078,178)

	OTHER ASSETS & LIABLITIES, NET - 0.02%	22,247

	NET ASSETS - 100.00%	$101,032,989

8

Item 2. Controls and Procedures.

          (a) An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

          (b) There were no changes in the Registrant’s internal controls over financial reporting that occurred during the Registrant's last fiscal quarter that materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Date: August 24, 2007	By:	/s/ Scott C. Evans
Scott C. Evans
Principal Executive Officer and President

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date: August 24, 2007	By:	/s/ Scott C. Evans
Scott C. Evans
Principal Executive Officer and President
(principal executive officer)

Date: August 24, 2007	By:	/s/ Phillip G. Goff
Phillip G. Goff
Principal Financial Officer, Principal Accounting
Officer and Treasurer
(principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer